UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.        Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO All Asset Portfolio – Administrative Class

•	PIMCO All Asset Portfolio – Institutional Class

•	PIMCO All Asset Portfolio – Advisor Class

•	PIMCO All Asset Portfolio – Class M

•	PIMCO CommodityRealReturn® Strategy Portfolio – Administrative Class

•	PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class

•	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class

•	PIMCO Emerging Markets Bond Portfolio – Administrative Class

•	PIMCO Emerging Markets Bond Portfolio – Institutional Class

•	PIMCO Emerging Markets Bond Portfolio – Advisor Class

•	PIMCO Foreign Bond Portfolio (Unhedged) – Administrative Class

•	PIMCO Foreign Bond Portfolio (Unhedged) – Institutional Class

•	PIMCO Foreign Bond Portfolio (Unhedged) – Advisor Class

•	PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class

•	PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Institutional Class

•	PIMCO Global Advantage® Strategy Bond Portfolio – Administrative Class

•	PIMCO Global Bond Portfolio (Unhedged) – Administrative Class

•	PIMCO Global Bond Portfolio (Unhedged) – Institutional Class

•	PIMCO Global Bond Portfolio (Unhedged) – Advisor Class

•	PIMCO Global Diversified Allocation Portfolio – Administrative Class

•	PIMCO Global Multi-Asset Managed Volatility Portfolio – Administrative Class

•	PIMCO Global Multi-Asset Portfolio – Administrative Class

•	PIMCO Global Multi-Asset Portfolio – Institutional Class

•	PIMCO Global Multi-Asset Portfolio – Advisor Class

•	PIMCO High Yield Portfolio – Administrative Class

•	PIMCO High Yield Portfolio – Institutional Class

•	PIMCO High Yield Portfolio – Advisor Class

•	PIMCO Long-Term U.S. Government Portfolio – Administrative Class

•	PIMCO Long-Term U.S. Government Portfolio – Institutional Class

•	PIMCO Long-Term U.S. Government Portfolio – Advisor Class

•	PIMCO Low Duration Portfolio – Administrative Class

•	PIMCO Low Duration Portfolio – Institutional Class

•	PIMCO Low Duration Portfolio – Advisor Class

•	PIMCO Money Market Portfolio – Administrative Class

•	PIMCO Money Market Portfolio – Institutional Class

•	PIMCO Real Return Portfolio – Administrative Class

•	PIMCO Real Return Portfolio – Institutional Class

•	PIMCO Real Return Portfolio – Advisor Class

•	PIMCO Short-Term Portfolio – Administrative Class

•	PIMCO Short-Term Portfolio – Institutional Class

•	PIMCO Short-Term Portfolio – Advisor Class

•	PIMCO Total Return Portfolio – Administrative Class

•	PIMCO Total Return Portfolio – Institutional Class

•	PIMCO Total Return Portfolio – Advisor Class

•	PIMCO Unconstrained Bond Portfolio – Administrative Class

•	PIMCO Unconstrained Bond Portfolio – Institutional Class

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO All Asset Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

PIMCO Income Fund	8.5%
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	8.4%
PIMCO High Yield Fund	7.8%
PIMCO Emerging Local Bond Fund	7.8%
PIMCO Emerging Markets Currency Fund	7.8%
PIMCO Floating Income Fund	6.2%
Other	53.5%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (04/30/2003)
PIMCO All Asset Portfolio Administrative Class	5.75%	2.99%	5.59%	6.98%
Barclays U.S. TIPS: 1-10 Year Index±	2.80%	6.26%	6.97%	5.63%
Consumer Price Index + 500 Basis Points±±	4.25%	6.86%	7.16%	7.67%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.315% for Administrative Class shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,057.50	$1,022.30
Expenses Paid During Period*	$2.63	$2.59
Net Annualized Expense Ratio**	0.515%	0.515%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except funds of funds as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Allocations to emerging market bonds and currencies, primarily through the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Local Bond Fund, and PIMCO Emerging Markets Currency Fund, benefited returns as emerging market currencies and bonds (both local currency-denominated and U.S. dollar-denominated) gained value during the reporting period.

»

Exposure to credit strategies, primarily through the PIMCO High Yield Fund, the PIMCO High Yield Spectrum Fund, and the PIMCO Investment Grade Credit Fund, added to returns as high yield and corporate bonds posted positive returns for the reporting period.

»

Modest exposure to emerging market equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, benefited returns as emerging market equities gained value during the reporting period.

»

An allocation to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, added to returns as long maturity U.S. TIPS posted positive returns for the reporting period.

»	Holdings in real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited returns as REITs gained value during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, detracted from returns as the commodity markets sold off during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$10.43		$10.98	$10.45	$9.20	$11.72	$11.67
Net investment income (a)	0.17		0.73	0.96	0.86	0.54	0.86
Net realized/unrealized gain (loss)	0.43		(0.51)	0.37	1.10	(2.36)	0.09
Total income (loss) from investment operations	0.60		0.22	1.33	1.96	(1.82)	0.95
Dividends from net investment income	(0.17)		(0.77)	(0.80)	(0.71)	(0.60)	(0.90)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.03)	0.00
Tax basis return of capital	0.00		0.00	0.00	0.00	(0.07)	0.00
Total distributions	(0.17)		(0.77)	(0.80)	(0.71)	(0.70)	(0.90)
Net asset value end of year or period	$10.86		$10.43	$10.98	$10.45	$9.20	$11.72
Total return	5.75%		1.95%	13.09%	21.57%	(15.84)%	8.33%
Net assets end of year or period (000s)	$658,486		$525,561	$409,616	$246,585	$168,540	$255,691
Ratio of expenses to average net assets	0.515	%*	0.505%	0.545%	0.585%	0.555%	0.555%
Ratio of expenses to average net assets excluding waivers	0.575	%*	0.575%	0.575%	0.585%	0.575%	0.575%
Ratio of expenses to average net assets excluding interest expense	0.515	%*	0.505%	0.545%	0.585%	0.555%	0.555%
Ratio of expenses to average net assets excluding interest expense and waivers	0.575	%*	0.505%	0.575%	0.585%	0.575%	0.575%
Ratio of net investment income to average net assets	3.21	%*	6.62%	8.79%	8.63%	4.92%	7.06%
Portfolio turnover rate	13	%**	55%**	99%**	126%	91%	101%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments in Affiliates, at value	$1,135,020
Repurchase agreements, at value	270
Cash	1
Receivable for investments in Affiliates sold	195
Receivable for Portfolio shares sold	1,749
Dividends receivable from Affiliates	2,829
1,140,064

Liabilities:
Payable for investments in Affiliates purchased	$3,300
Payable for Portfolio shares redeemed	354
Accrued investment advisory fees	164
Accrued supervisory and administrative fees	234
Accrued distribution fees	112
Accrued servicing fees	82
4,246

Net Assets	$1,135,818

Net Assets Consist of:
Paid in capital	$1,267,623
Undistributed net investment income	10,432
Accumulated undistributed net realized (loss)	(177,276)
Net unrealized appreciation	35,039
$1,135,818

Net Assets:
Institutional Class	$5,008
Administrative Class	658,486
Advisor Class	384,338
Class M	87,986

Shares Issued and Outstanding:
Institutional Class	457
Administrative Class	60,609
Advisor Class	35,171
Class M	8,024

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.97
Administrative Class	10.86
Advisor Class	10.93
Class M	10.96

Cost of Investments in Affiliates	$1,099,981
Cost of Repurchase Agreements	$270

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Dividends from Affiliate investments	$19,588
Total Income	19,588

Expenses:
Investment advisory fees	919
Supervisory and administrative fees	1,314
Servicing fees – Administrative Class	451
Distribution and/or servicing fees – Advisor Class	463
Distribution and/or servicing fees – Class M	175
Total Expenses	3,322
Waiver and/or Reimbursement by PIMCO	(334)
Net Expenses	2,988

Net Investment Income	16,600

Net Realized and Unrealized Gain:
Net realized gain on Affiliate investments	4,174
Net change in unrealized appreciation on Affiliate investments	34,408
Net Gain	38,582

Net Increase in Net Assets Resulting from Operations	$55,182

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$16,600	$58,486
Net realized gain on Affiliate investments	4,174	6,973
Net capital gain distributions received from Underlying Funds	0	4,298
Net change in unrealized appreciation (depreciation) on Affiliate investments	34,408	(55,294)
Net increase resulting from operations	55,182	14,463

Distributions to Shareholders:
From net investment income
Institutional Class	(85)	(332)
Administrative Class	(9,378)	(35,353)
Advisor Class	(5,309)	(25,910)
Class M	(1,123)	(5,147)

Total Distributions	(15,895)	(66,742)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	140,348	192,162

Total Increase in Net Assets	179,635	139,883

Net Assets:
Beginning of period	956,183	816,300
End of period*	$1,135,818	$956,183

*Including undistributed net investment income of:	$10,432	$9,727

**	See note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 100.0%
PIMCO CommoditiesPLUS® Strategy Fund	4,761,465	$47,234
PIMCO CommodityRealReturn Strategy Fund®	6,685,985	42,924
PIMCO Convertible Fund	2,508,181	33,434
PIMCO Credit Absolute Return Fund	610,008	6,222
PIMCO Diversified Income Fund	3,981,250	46,979
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	10,138,393	95,301
PIMCO Emerging Local Bond Fund	8,428,897	88,588
PIMCO Emerging Markets Bond Fund	4,124,469	48,380
PIMCO Emerging Markets Currency Fund	8,608,907	87,725
PIMCO EqSTM Dividend Fund	254,875	2,668
PIMCO EqSTM Long/Short Fund	506,577	4,919
PIMCO EqS Pathfinder Fund®	2,346,123	23,719
PIMCO Floating Income Fund	8,243,387	70,646
PIMCO Foreign Bond Fund (Unhedged)	2,855,719	31,099
PIMCO Fundamental Advantage Total Return Strategy Fund	3,827,921	15,886
PIMCO Fundamental IndexPLUS® TR Fund	352,601	2,017
PIMCO Global Advantage® Strategy Bond Fund	3,338,407	38,058
PIMCO High Yield Fund	9,552,663	88,649
PIMCO High Yield Spectrum Fund	4,583,791	47,442
PIMCO Income Fund	8,434,930	96,580
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	4,455,483	48,119
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	746,858	4,869
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	210,214	1,249
PIMCO Investment Grade Corporate Bond Fund	3,904,600	42,521
PIMCO Long-Term Credit Fund	2,359,985	30,161
PIMCO Low Duration Fund	1,353	14
PIMCO Real Return Asset Fund	1,129,303	13,744
PIMCO Real Return Fund	66,501	817
PIMCO RealEstateRealReturn Strategy Fund	6,504,501	35,384
PIMCO Senior Floating Rate Fund	1,188,144	11,917
PIMCO Short-Term Fund	13,794	135
PIMCO Small Cap StocksPLUS® TR Fund	109,722	843
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	634,050	7,558
PIMCO StocksPLUS® Fund	26	0
PIMCO StocksPLUS® Total Return Fund	304,492	2,637
PIMCO Total Return Fund	2,153	24
PIMCO Unconstrained Bond Fund	1,455,844	16,553

Total Mutual Funds (Cost $1,099,976)		1,135,015

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$270	270

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $280. Repurchase proceeds are $270.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	537	5

Total Short-Term Instruments (Cost $275)		275

Total Investments 100.0% (Cost $1,100,251)		$1,135,290

Other Assets and Liabilities (Net) 0.0%		528

Net Assets 100.0%		$1,135,818

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$1,135,015	$0	$0	$1,135,015
Short-Term Instruments
Repurchase Agreements	0	270	0	270
PIMCO Short-Term Floating NAV Portfolio	5	0	0	5
	$1,135,020	$270	$0	$1,135,290

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S.

SEMIANNUAL REPORT	JUNE 30, 2012	13

Notes to Financial Statements (Cont.)

GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncement  In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

5. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it

SEMIANNUAL REPORT	JUNE 30, 2012	15

Notes to Financial Statements (Cont.)

will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their

SEMIANNUAL REPORT	JUNE 30, 2012	17

Notes to Financial Statements (Cont.)

benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2013, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2012 was $1,443,520.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2012 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$42,336	$7,769	$0	$0	$(2,871)	$47,234	$43
PIMCO CommodityRealReturn Strategy Fund®	42,800	1,343	(422)	(165)	(632)	42,924	664
PIMCO Convertible Fund	32,140	376	0	0	918	33,434	376
PIMCO Credit Absolute Return Fund	6,028	54	0	0	140	6,222	54
PIMCO Diversified Income Fund	42,577	7,853	(5,464)	28	1,985	46,979	1,015
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	76,970	11,852	0	0	6,479	95,301	0
PIMCO Emerging Local Bond Fund	52,850	33,368	0	0	2,370	88,588	1,630
PIMCO Emerging Markets Bond Fund	16,916	30,303	0	0	1,161	48,380	767
PIMCO Emerging Markets Currency Fund	69,224	16,812	0	0	1,689	87,725	537
PIMCO EqSTM Dividend Fund	2,541	56	0	0	71	2,668	56
PIMCO EqSTM Long/Short Fund	0	5,000	0	0	(81)	4,919	0
PIMCO EqS Pathfinder Fund®	22,781	0	0	0	938	23,719	0
PIMCO Floating Income Fund	66,771	1,622	0	0	2,253	70,646	1,622
PIMCO Foreign Bond Fund (Unhedged)	14,129	17,005	(15)	(1)	(19)	31,099	318
PIMCO Fundamental Advantage Total Return Strategy Fund	26,013	10,837	(21,909)	(1,302)	2,247	15,886	43

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO Fundamental IndexPLUS® TR Fund	$4,728	$117	$(3,012)	$573	$(389)	$2,017	$117
PIMCO Global Advantage® Strategy Bond Fund	26,154	11,513	(22)	(1)	414	38,058	393
PIMCO High Yield Fund	61,668	24,849	0	0	2,132	88,649	2,263
PIMCO High Yield Spectrum Fund	43,624	1,599	0	0	2,219	47,442	1,471
PIMCO Income Fund	87,914	3,758	0	0	4,908	96,580	2,713
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	6,130	41,562	0	0	427	48,119	194
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,148	0	0	0	101	1,249	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,446	141	0	0	282	4,869	141
PIMCO Investment Grade Corporate Bond Fund	47,965	19,984	(27,539)	(361)	2,472	42,521	953
PIMCO Long Duration Total Return Fund	76	0	(76)	5	(5)	0	0
PIMCO Long-Term Credit Fund	31,524	800	(3,780)	28	1,589	30,161	800
PIMCO Long-Term U.S. Government Fund	313	1	(307)	18	(25)	0	1
PIMCO Low Duration Fund	14	0	0	0	0	14	0
PIMCO Real Return Asset Fund	53,914	1,105	(43,943)	5,144	(2,476)	13,744	476
PIMCO Real Return Fund	774	10	0	0	33	817	10
PIMCO RealEstateRealReturn Strategy Fund	29,013	2,138	0	0	4,233	35,384	2,138
PIMCO Senior Floating Rate Fund	10,059	1,706	0	0	152	11,917	181
PIMCO Short-Term Floating NAV Portfolio	504	58,801	(59,300)	0	0	5	1
PIMCO Short-Term Fund	0	20,116	(19,989)	9	(1)	135	17
PIMCO Small Cap StocksPLUS® TR Fund	731	14	0	0	98	843	14
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	6,792	288	0	0	478	7,558	288
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0
PIMCO StocksPLUS® Total Return Fund	2,686	64	(419)	33	273	2,637	64
PIMCO Total Return Fund	391	0	(368)	0	1	24	1
PIMCO Unconstrained Bond Fund	21,271	3,745	(9,473)	166	844	16,553	227
Totals	$955,915	$336,561	$(196,038)	$4,174	$34,408	$1,135,020	$19,588

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$277,760	$136,738

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	99	$1,079	389	$4,323
Administrative Class	12,028	131,050	14,807	164,272
Advisor Class	3,022	33,026	5,175	56,918
Class M	1,275	14,015	2,010	22,321
Issued as reinvestment of distributions
Institutional Class	8	85	31	332
Administrative Class	864	9,378	3,303	35,353
Advisor Class	486	5,309	2,398	25,910
Class M	102	1,123	476	5,147
Cost of shares redeemed
Institutional Class	(166)	(1,791)	(210)	(2,320)
Administrative Class	(2,656)	(28,783)	(5,037)	(55,364)
Advisor Class	(1,438)	(15,715)	(4,208)	(46,398)
Class M	(776)	(8,428)	(1,655)	(18,332)
Net increase resulting from Portfolio share transactions	12,848	$140,348	17,479	$192,162

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 71% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio, through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets through indirect investments in a Subsidiary.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s indirect investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,119,064	$37,108	$(20,882)	$16,226

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

13. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT01SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO All Asset Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

PIMCO Income Fund	8.5%
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	8.4%
PIMCO High Yield Fund	7.8%
PIMCO Emerging Local Bond Fund	7.8%
PIMCO Emerging Markets Currency Fund	7.8%
PIMCO Floating Income Fund	6.2%
Other	53.5%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (01/31/2006)
PIMCO All Asset Portfolio Institutional Class	5.87%	3.16%	5.76%	5.55%
Barclays U.S. TIPS: 1-10 Year Index±	2.80%	6.26%	6.97%	6.03%
Consumer Price Index + 500 Basis Points±±	4.25%	6.86%	7.16%	7.53%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.165% for Institutional Class shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,058.70	$1,023.05
Expenses Paid During Period*	$1.87	$1.84
Net Annualized Expense Ratio**	0.365%	0.365%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except funds of funds as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Allocations to emerging market bonds and currencies, primarily through the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Local Bond Fund, and PIMCO Emerging Markets Currency Fund, benefited returns as emerging market currencies and bonds (both local currency-denominated and U.S. dollar-denominated) gained value during the reporting period.

»

Exposure to credit strategies, primarily through the PIMCO High Yield Fund, the PIMCO High Yield Spectrum Fund, and the PIMCO Investment Grade Credit Fund, added to returns as high yield and corporate bonds posted positive returns for the reporting period.

»

Modest exposure to emerging market equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, benefited returns as emerging market equities gained value during the reporting period.

»

An allocation to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, added to returns as long maturity U.S. TIPS posted positive returns for the reporting period.

»	Holdings in real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited returns as REITs gained value during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, detracted from returns as the commodity markets sold off during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Institutional Class
Net asset value beginning of year or period	$10.52		$11.06	$10.50	$9.23	$11.74	$11.68
Net investment income (a)	0.18		0.79	0.97	1.15	0.76	0.98
Net realized/unrealized gain (loss)	0.44		(0.56)	0.39	0.83	(2.56)	(0.02)
Total income (loss) from investment operations	0.62		0.23	1.36	1.98	(1.80)	0.96
Dividends from net investment income	(0.17)		(0.77)	(0.80)	(0.71)	(0.61)	(0.90)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.03)	0.00
Tax basis return of capital	0.00		0.00	0.00	0.00	(0.07)	0.00
Total distributions	(0.17)		(0.77)	(0.80)	(0.71)	(0.71)	(0.90)
Net asset value end of year or period	$10.97		$10.52	$11.06	$10.50	$9.23	$11.74
Total return	5.87%		2.08%	13.31%	21.73%	(15.70)%	8.43%
Net assets end of year or period (000s)	$5,008		$5,432	$3,390	$2,097	$653	$373
Ratio of expenses to average net assets	0.365	%*	0.355%	0.395%	0.435%	0.405%	0.405%
Ratio of expenses to average net assets excluding waivers	0.425	%*	0.425%	0.425%	0.435%	0.425%	0.425%
Ratio of expenses to average net assets excluding interest expense	0.365	%*	0.355%	0.395%	0.435%	0.405%	0.405%
Ratio of expenses to average net assets excluding interest expense and waivers	0.425	%*	0.425%	0.425%	0.435%	0.425%	0.425%
Ratio of net investment income to average net assets	3.28	%*	7.12%	8.83%	11.31%	7.08%	8.05%
Portfolio turnover rate	13	%**	55%**	99%**	126%	91%	101%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments in Affiliates, at value	$1,135,020
Repurchase agreements, at value	270
Cash	1
Receivable for investments in Affiliates sold	195
Receivable for Portfolio shares sold	1,749
Dividends receivable from Affiliates	2,829
1,140,064

Liabilities:
Payable for investments in Affiliates purchased	$3,300
Payable for Portfolio shares redeemed	354
Accrued investment advisory fees	164
Accrued supervisory and administrative fees	234
Accrued distribution fees	112
Accrued servicing fees	82
4,246

Net Assets	$1,135,818

Net Assets Consist of:
Paid in capital	$1,267,623
Undistributed net investment income	10,432
Accumulated undistributed net realized (loss)	(177,276)
Net unrealized appreciation	35,039
$1,135,818

Net Assets:
Institutional Class	$5,008
Administrative Class	658,486
Advisor Class	384,338
Class M	87,986

Shares Issued and Outstanding:
Institutional Class	457
Administrative Class	60,609
Advisor Class	35,171
Class M	8,024

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.97
Administrative Class	10.86
Advisor Class	10.93
Class M	10.96

Cost of Investments in Affiliates	$1,099,981
Cost of Repurchase Agreements	$270

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Dividends from Affiliate investments	$19,588
Total Income	19,588

Expenses:
Investment advisory fees	919
Supervisory and administrative fees	1,314
Servicing fees – Administrative Class	451
Distribution and/or servicing fees – Advisor Class	463
Distribution and/or servicing fees – Class M	175
Total Expenses	3,322
Waiver and/or Reimbursement by PIMCO	(334)
Net Expenses	2,988

Net Investment Income	16,600

Net Realized and Unrealized Gain:
Net realized gain on Affiliate investments	4,174
Net change in unrealized appreciation on Affiliate investments	34,408
Net Gain	38,582

Net Increase in Net Assets Resulting from Operations	$55,182

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$16,600	$58,486
Net realized gain on Affiliate investments	4,174	6,973
Net capital gain distributions received from Underlying Funds	0	4,298
Net change in unrealized appreciation (depreciation) on Affiliate investments	34,408	(55,294)
Net increase resulting from operations	55,182	14,463

Distributions to Shareholders:
From net investment income
Institutional Class	(85)	(332)
Administrative Class	(9,378)	(35,353)
Advisor Class	(5,309)	(25,910)
Class M	(1,123)	(5,147)

Total Distributions	(15,895)	(66,742)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	140,348	192,162

Total Increase in Net Assets	179,635	139,883

Net Assets:
Beginning of period	956,183	816,300
End of period*	$1,135,818	$956,183

*Including undistributed net investment income of:	$10,432	$9,727

**	See note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 100.0%
PIMCO CommoditiesPLUS® Strategy Fund	4,761,465	$47,234
PIMCO CommodityRealReturn Strategy Fund®	6,685,985	42,924
PIMCO Convertible Fund	2,508,181	33,434
PIMCO Credit Absolute Return Fund	610,008	6,222
PIMCO Diversified Income Fund	3,981,250	46,979
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	10,138,393	95,301
PIMCO Emerging Local Bond Fund	8,428,897	88,588
PIMCO Emerging Markets Bond Fund	4,124,469	48,380
PIMCO Emerging Markets Currency Fund	8,608,907	87,725
PIMCO EqSTM Dividend Fund	254,875	2,668
PIMCO EqSTM Long/Short Fund	506,577	4,919
PIMCO EqS Pathfinder Fund®	2,346,123	23,719
PIMCO Floating Income Fund	8,243,387	70,646
PIMCO Foreign Bond Fund (Unhedged)	2,855,719	31,099
PIMCO Fundamental Advantage Total Return Strategy Fund	3,827,921	15,886
PIMCO Fundamental IndexPLUS® TR Fund	352,601	2,017
PIMCO Global Advantage® Strategy Bond Fund	3,338,407	38,058
PIMCO High Yield Fund	9,552,663	88,649
PIMCO High Yield Spectrum Fund	4,583,791	47,442
PIMCO Income Fund	8,434,930	96,580
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	4,455,483	48,119
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	746,858	4,869
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	210,214	1,249
PIMCO Investment Grade Corporate Bond Fund	3,904,600	42,521
PIMCO Long-Term Credit Fund	2,359,985	30,161
PIMCO Low Duration Fund	1,353	14
PIMCO Real Return Asset Fund	1,129,303	13,744
PIMCO Real Return Fund	66,501	817
PIMCO RealEstateRealReturn Strategy Fund	6,504,501	35,384
PIMCO Senior Floating Rate Fund	1,188,144	11,917
PIMCO Short-Term Fund	13,794	135
PIMCO Small Cap StocksPLUS® TR Fund	109,722	843
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	634,050	7,558
PIMCO StocksPLUS® Fund	26	0
PIMCO StocksPLUS® Total Return Fund	304,492	2,637
PIMCO Total Return Fund	2,153	24
PIMCO Unconstrained Bond Fund	1,455,844	16,553

Total Mutual Funds (Cost $1,099,976)		1,135,015

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$270	270

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $280. Repurchase proceeds are $270.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	537	5

Total Short-Term Instruments (Cost $275)		275

Total Investments 100.0% (Cost $1,100,251)		$1,135,290

Other Assets and Liabilities (Net) 0.0%		528

Net Assets 100.0%		$1,135,818

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$1,135,015	$0	$0	$1,135,015
Short-Term Instruments
Repurchase Agreements	0	270	0	270
PIMCO Short-Term Floating NAV Portfolio	5	0	0	5
	$1,135,020	$270	$0	$1,135,290

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S.

SEMIANNUAL REPORT	JUNE 30, 2012	13

Notes to Financial Statements (Cont.)

GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncement  In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

5. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value

SEMIANNUAL REPORT	JUNE 30, 2012	15

Notes to Financial Statements (Cont.)

relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their

SEMIANNUAL REPORT	JUNE 30, 2012	17

Notes to Financial Statements (Cont.)

benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except

PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2013, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2012 was $1,443,520.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2012 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$42,336	$7,769	$0	$0	$(2,871)	$47,234	$43
PIMCO CommodityRealReturn Strategy Fund®	42,800	1,343	(422)	(165)	(632)	42,924	664
PIMCO Convertible Fund	32,140	376	0	0	918	33,434	376
PIMCO Credit Absolute Return Fund	6,028	54	0	0	140	6,222	54
PIMCO Diversified Income Fund	42,577	7,853	(5,464)	28	1,985	46,979	1,015
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	76,970	11,852	0	0	6,479	95,301	0
PIMCO Emerging Local Bond Fund	52,850	33,368	0	0	2,370	88,588	1,630
PIMCO Emerging Markets Bond Fund	16,916	30,303	0	0	1,161	48,380	767
PIMCO Emerging Markets Currency Fund	69,224	16,812	0	0	1,689	87,725	537
PIMCO EqSTM Dividend Fund	2,541	56	0	0	71	2,668	56
PIMCO EqSTM Long/Short Fund	0	5,000	0	0	(81)	4,919	0
PIMCO EqS Pathfinder Fund®	22,781	0	0	0	938	23,719	0
PIMCO Floating Income Fund	66,771	1,622	0	0	2,253	70,646	1,622
PIMCO Foreign Bond Fund (Unhedged)	14,129	17,005	(15)	(1)	(19)	31,099	318
PIMCO Fundamental Advantage Total Return Strategy Fund	26,013	10,837	(21,909)	(1,302)	2,247	15,886	43
PIMCO Fundamental IndexPLUS® TR Fund	4,728	117	(3,012)	573	(389)	2,017	117

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Underlying PIMCO Funds (continued)	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO Global Advantage® Strategy Bond Fund	$26,154	$11,513	$(22)	$(1)	$414	$38,058	$393
PIMCO High Yield Fund	61,668	24,849	0	0	2,132	88,649	2,263
PIMCO High Yield Spectrum Fund	43,624	1,599	0	0	2,219	47,442	1,471
PIMCO Income Fund	87,914	3,758	0	0	4,908	96,580	2,713
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	6,130	41,562	0	0	427	48,119	194
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,148	0	0	0	101	1,249	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,446	141	0	0	282	4,869	141
PIMCO Investment Grade Corporate Bond Fund	47,965	19,984	(27,539)	(361)	2,472	42,521	953
PIMCO Long Duration Total Return Fund	76	0	(76)	5	(5)	0	0
PIMCO Long-Term Credit Fund	31,524	800	(3,780)	28	1,589	30,161	800
PIMCO Long-Term U.S. Government Fund	313	1	(307)	18	(25)	0	1
PIMCO Low Duration Fund	14	0	0	0	0	14	0
PIMCO Real Return Asset Fund	53,914	1,105	(43,943)	5,144	(2,476)	13,744	476
PIMCO Real Return Fund	774	10	0	0	33	817	10
PIMCO RealEstateRealReturn Strategy Fund	29,013	2,138	0	0	4,233	35,384	2,138
PIMCO Senior Floating Rate Fund	10,059	1,706	0	0	152	11,917	181
PIMCO Short-Term Floating NAV Portfolio	504	58,801	(59,300)	0	0	5	1
PIMCO Short-Term Fund	0	20,116	(19,989)	9	(1)	135	17
PIMCO Small Cap StocksPLUS® TR Fund	731	14	0	0	98	843	14
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	6,792	288	0	0	478	7,558	288
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0
PIMCO StocksPLUS® Total Return Fund	2,686	64	(419)	33	273	2,637	64
PIMCO Total Return Fund	391	0	(368)	0	1	24	1
PIMCO Unconstrained Bond Fund	21,271	3,745	(9,473)	166	844	16,553	227
Totals	$955,915	$336,561	$(196,038)	$4,174	$34,408	$1,135,020	$19,588

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$277,760	$136,738

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	99	$1,079	389	$4,323
Administrative Class	12,028	131,050	14,807	164,272
Advisor Class	3,022	33,026	5,175	56,918
Class M	1,275	14,015	2,010	22,321
Issued as reinvestment of distributions
Institutional Class	8	85	31	332
Administrative Class	864	9,378	3,303	35,353
Advisor Class	486	5,309	2,398	25,910
Class M	102	1,123	476	5,147
Cost of shares redeemed
Institutional Class	(166)	(1,791)	(210)	(2,320)
Administrative Class	(2,656)	(28,783)	(5,037)	(55,364)
Advisor Class	(1,438)	(15,715)	(4,208)	(46,398)
Class M	(776)	(8,428)	(1,655)	(18,332)
Net increase resulting from Portfolio share transactions	12,848	$140,348	17,479	$192,162

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 71% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio, through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

continue to seek to gain exposure to the commodity markets through indirect investments in a Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s indirect investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,119,064	$37,108	$(20,882)	$16,226

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

13. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT05SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO All Asset Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

PIMCO Funds Allocation‡

PIMCO Income Fund	8.5%
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	8.4%
PIMCO High Yield Fund	7.8%
PIMCO Emerging Local Bond Fund	7.8%
PIMCO Emerging Markets Currency Fund	7.8%
PIMCO Floating Income Fund	6.2%
Other	53.5%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (04/30/2004)
PIMCO All Asset Portfolio Advisor Class	5.69%	2.99%	5.50%	6.62%
Barclays U.S. TIPS: 1-10 Year Index±	2.80%	6.26%	6.97%	5.73%
Consumer Price Index + 500 Basis Points±±	4.25%	6.86%	7.16%	7.70%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.415% for Advisor Class shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,056.90	$1,021.81
Expenses Paid During Period*	$3.15	$3.09
Net Annualized Expense Ratio**	0.615%	0.615%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except funds of funds as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Allocations to emerging market bonds and currencies, primarily through the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Local Bond Fund, and PIMCO Emerging Markets Currency Fund, benefited returns as emerging market currencies and bonds (both local currency-denominated and U.S. dollar-denominated) gained value during the reporting period.

»

Exposure to credit strategies, primarily through the PIMCO High Yield Fund, the PIMCO High Yield Spectrum Fund, and the PIMCO Investment Grade Credit Fund, added to returns as high yield and corporate bonds posted positive returns for the reporting period.

»

Modest exposure to emerging market equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, benefited returns as emerging market equities gained value during the reporting period.

»

An allocation to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, added to returns as long maturity U.S. TIPS posted positive returns for the reporting period.

»	Holdings in real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited returns as REITs gained value during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, detracted from returns as the commodity markets sold off during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Advisor Class
Net asset value beginning of year or period	$10.49		$11.11	$10.50	$9.23	$11.74	$11.68
Net investment income (a)	0.17		0.70	0.52	0.77	0.64	0.96
Net realized/unrealized gain (loss)	0.43		(0.48)	0.81	1.18	(2.47)	(0.02)
Total income (loss) from investment operations	0.60		0.22	1.33	1.95	(1.83)	0.94
Dividends from net investment income	(0.16)		(0.84)	(0.72)	(0.68)	(0.58)	(0.88)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.03)	0.00
Tax basis return of capital	0.00		0.00	0.00	0.00	(0.07)	0.00
Total distributions	(0.16)		(0.84)	(0.72)	(0.68)	(0.68)	(0.88)
Net asset value end of year or period	$10.93		$10.49	$11.11	$10.50	$9.23	$11.74
Total return	5.69%		1.92%	13.00%	21.43%	(15.91)%	8.19%
Net assets end of year or period (000s)	$384,338		$347,082	$330,377	$1,541,808	$1,361,792	$1,124,287
Ratio of expenses to average net assets	0.615	%*	0.605%	0.645%	0.685%	0.655%	0.655%
Ratio of expenses to average net assets excluding waivers	0.675	%*	0.675%	0.675%	0.685%	0.675%	0.675%
Ratio of expenses to average net assets excluding interest expense	0.615	%*	0.605%	0.645%	0.685%	0.655%	0.655%
Ratio of expenses to average net assets excluding interest expense and waivers	0.675	%*	0.675%	0.675%	0.685%	0.675%	0.675%
Ratio of net investment income to average net assets	3.08	%*	6.30%	4.82%	7.83%	5.87%	7.90%
Portfolio turnover rate	13	%**	55%**	99%**	126%	91%	101%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments in Affiliates, at value	$1,135,020
Repurchase agreements, at value	270
Cash	1
Receivable for investments in Affiliates sold	195
Receivable for Portfolio shares sold	1,749
Dividends receivable from Affiliates	2,829
1,140,064

Liabilities:
Payable for investments in Affiliates purchased	$3,300
Payable for Portfolio shares redeemed	354
Accrued investment advisory fees	164
Accrued supervisory and administrative fees	234
Accrued distribution fees	112
Accrued servicing fees	82
4,246

Net Assets	$1,135,818

Net Assets Consist of:
Paid in capital	$1,267,623
Undistributed net investment income	10,432
Accumulated undistributed net realized (loss)	(177,276)
Net unrealized appreciation	35,039
$1,135,818

Net Assets:
Institutional Class	$5,008
Administrative Class	658,486
Advisor Class	384,338
Class M	87,986

Shares Issued and Outstanding:
Institutional Class	457
Administrative Class	60,609
Advisor Class	35,171
Class M	8,024

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.97
Administrative Class	10.86
Advisor Class	10.93
Class M	10.96

Cost of Investments in Affiliates	$1,099,981
Cost of Repurchase Agreements	$270

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Dividends from Affiliate investments	$19,588
Total Income	19,588

Expenses:
Investment advisory fees	919
Supervisory and administrative fees	1,314
Servicing fees – Administrative Class	451
Distribution and/or servicing fees – Advisor Class	463
Distribution and/or servicing fees – Class M	175
Total Expenses	3,322
Waiver and/or Reimbursement by PIMCO	(334)
Net Expenses	2,988

Net Investment Income	16,600

Net Realized and Unrealized Gain:
Net realized gain on Affiliate investments	4,174
Net change in unrealized appreciation on Affiliate investments	34,408
Net Gain	38,582

Net Increase in Net Assets Resulting from Operations	$55,182

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$16,600	$58,486
Net realized gain on Affiliate investments	4,174	6,973
Net capital gain distributions received from Underlying Funds	0	4,298
Net change in unrealized appreciation (depreciation) on Affiliate investments	34,408	(55,294)
Net increase resulting from operations	55,182	14,463

Distributions to Shareholders:
From net investment income
Institutional Class	(85)	(332)
Administrative Class	(9,378)	(35,353)
Advisor Class	(5,309)	(25,910)
Class M	(1,123)	(5,147)

Total Distributions	(15,895)	(66,742)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	140,348	192,162

Total Increase in Net Assets	179,635	139,883

Net Assets:
Beginning of period	956,183	816,300
End of period*	$1,135,818	$956,183

*Including undistributed net investment income of:	$10,432	$9,727

**	See note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 100.0%
PIMCO CommoditiesPLUS® Strategy Fund	4,761,465	$47,234
PIMCO CommodityRealReturn Strategy Fund®	6,685,985	42,924
PIMCO Convertible Fund	2,508,181	33,434
PIMCO Credit Absolute Return Fund	610,008	6,222
PIMCO Diversified Income Fund	3,981,250	46,979
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	10,138,393	95,301
PIMCO Emerging Local Bond Fund	8,428,897	88,588
PIMCO Emerging Markets Bond Fund	4,124,469	48,380
PIMCO Emerging Markets Currency Fund	8,608,907	87,725
PIMCO EqSTM Dividend Fund	254,875	2,668
PIMCO EqSTM Long/Short Fund	506,577	4,919
PIMCO EqS Pathfinder Fund®	2,346,123	23,719
PIMCO Floating Income Fund	8,243,387	70,646
PIMCO Foreign Bond Fund (Unhedged)	2,855,719	31,099
PIMCO Fundamental Advantage Total Return Strategy Fund	3,827,921	15,886
PIMCO Fundamental IndexPLUS® TR Fund	352,601	2,017
PIMCO Global Advantage® Strategy Bond Fund	3,338,407	38,058
PIMCO High Yield Fund	9,552,663	88,649
PIMCO High Yield Spectrum Fund	4,583,791	47,442
PIMCO Income Fund	8,434,930	96,580
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	4,455,483	48,119
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	746,858	4,869
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	210,214	1,249
PIMCO Investment Grade Corporate Bond Fund	3,904,600	42,521
PIMCO Long-Term Credit Fund	2,359,985	30,161
PIMCO Low Duration Fund	1,353	14
PIMCO Real Return Asset Fund	1,129,303	13,744
PIMCO Real Return Fund	66,501	817
PIMCO RealEstateRealReturn Strategy Fund	6,504,501	35,384
PIMCO Senior Floating Rate Fund	1,188,144	11,917
PIMCO Short-Term Fund	13,794	135
PIMCO Small Cap StocksPLUS® TR Fund	109,722	843
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	634,050	7,558
PIMCO StocksPLUS® Fund	26	0
PIMCO StocksPLUS® Total Return Fund	304,492	2,637
PIMCO Total Return Fund	2,153	24
PIMCO Unconstrained Bond Fund	1,455,844	16,553

Total Mutual Funds (Cost $1,099,976)		1,135,015

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$270	270

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $280. Repurchase proceeds are $270.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	537	5

Total Short-Term Instruments (Cost $275)		275

Total Investments 100.0% (Cost $1,100,251)		$1,135,290

Other Assets and Liabilities (Net) 0.0%		528

Net Assets 100.0%		$1,135,818

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$1,135,015	$0	$0	$1,135,015
Short-Term Instruments
Repurchase Agreements	0	270	0	270
PIMCO Short-Term Floating NAV Portfolio	5	0	0	5
	$1,135,020	$270	$0	$1,135,290

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S.

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Notes to Financial Statements (Cont.)

GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncement  In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities

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or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

5. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value

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Notes to Financial Statements (Cont.)

relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under

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the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing

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Notes to Financial Statements (Cont.)

money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2013, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2012 was $1,443,520.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2012 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$42,336	$7,769	$0	$0	$(2,871)	$47,234	$43
PIMCO CommodityRealReturn Strategy Fund®	42,800	1,343	(422)	(165)	(632)	42,924	664
PIMCO Convertible Fund	32,140	376	0	0	918	33,434	376
PIMCO Credit Absolute Return Fund	6,028	54	0	0	140	6,222	54
PIMCO Diversified Income Fund	42,577	7,853	(5,464)	28	1,985	46,979	1,015
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	76,970	11,852	0	0	6,479	95,301	0
PIMCO Emerging Local Bond Fund	52,850	33,368	0	0	2,370	88,588	1,630
PIMCO Emerging Markets Bond Fund	16,916	30,303	0	0	1,161	48,380	767
PIMCO Emerging Markets Currency Fund	69,224	16,812	0	0	1,689	87,725	537
PIMCO EqSTM Dividend Fund	2,541	56	0	0	71	2,668	56
PIMCO EqSTM Long/Short Fund	0	5,000	0	0	(81)	4,919	0
PIMCO EqS Pathfinder Fund®	22,781	0	0	0	938	23,719	0
PIMCO Floating Income Fund	66,771	1,622	0	0	2,253	70,646	1,622
PIMCO Foreign Bond Fund (Unhedged)	14,129	17,005	(15)	(1)	(19)	31,099	318
PIMCO Fundamental Advantage Total Return Strategy Fund	26,013	10,837	(21,909)	(1,302)	2,247	15,886	43

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Underlying PIMCO Funds (continued)	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO Fundamental IndexPLUS® TR Fund	$4,728	$117	$(3,012)	$573	$(389)	$2,017	$117
PIMCO Global Advantage® Strategy Bond Fund	26,154	11,513	(22)	(1)	414	38,058	393
PIMCO High Yield Fund	61,668	24,849	0	0	2,132	88,649	2,263
PIMCO High Yield Spectrum Fund	43,624	1,599	0	0	2,219	47,442	1,471
PIMCO Income Fund	87,914	3,758	0	0	4,908	96,580	2,713
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	6,130	41,562	0	0	427	48,119	194
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,148	0	0	0	101	1,249	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,446	141	0	0	282	4,869	141
PIMCO Investment Grade Corporate Bond Fund	47,965	19,984	(27,539)	(361)	2,472	42,521	953
PIMCO Long Duration Total Return Fund	76	0	(76)	5	(5)	0	0
PIMCO Long-Term Credit Fund	31,524	800	(3,780)	28	1,589	30,161	800
PIMCO Long-Term U.S. Government Fund	313	1	(307)	18	(25)	0	1
PIMCO Low Duration Fund	14	0	0	0	0	14	0
PIMCO Real Return Asset Fund	53,914	1,105	(43,943)	5,144	(2,476)	13,744	476
PIMCO Real Return Fund	774	10	0	0	33	817	10
PIMCO RealEstateRealReturn Strategy Fund	29,013	2,138	0	0	4,233	35,384	2,138
PIMCO Senior Floating Rate Fund	10,059	1,706	0	0	152	11,917	181
PIMCO Short-Term Floating NAV Portfolio	504	58,801	(59,300)	0	0	5	1
PIMCO Short-Term Fund	0	20,116	(19,989)	9	(1)	135	17
PIMCO Small Cap StocksPLUS® TR Fund	731	14	0	0	98	843	14
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	6,792	288	0	0	478	7,558	288
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0
PIMCO StocksPLUS® Total Return Fund	2,686	64	(419)	33	273	2,637	64
PIMCO Total Return Fund	391	0	(368)	0	1	24	1
PIMCO Unconstrained Bond Fund	21,271	3,745	(9,473)	166	844	16,553	227
Totals	$955,915	$336,561	$(196,038)	$4,174	$34,408	$1,135,020	$19,588

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$277,760	$136,738

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	99	$1,079	389	$4,323
Administrative Class	12,028	131,050	14,807	164,272
Advisor Class	3,022	33,026	5,175	56,918
Class M	1,275	14,015	2,010	22,321
Issued as reinvestment of distributions
Institutional Class	8	85	31	332
Administrative Class	864	9,378	3,303	35,353
Advisor Class	486	5,309	2,398	25,910
Class M	102	1,123	476	5,147
Cost of shares redeemed
Institutional Class	(166)	(1,791)	(210)	(2,320)
Administrative Class	(2,656)	(28,783)	(5,037)	(55,364)
Advisor Class	(1,438)	(15,715)	(4,208)	(46,398)
Class M	(776)	(8,428)	(1,655)	(18,332)
Net increase resulting from Portfolio share transactions	12,848	$140,348	17,479	$192,162

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 71% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio, through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets through indirect investments in a Subsidiary.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s indirect investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,119,064	$37,108	$(20,882)	$16,226

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

13. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT03SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO All Asset Portfolio

Share Class

■	M

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Class M commenced operations.

PIMCO Funds Allocation‡

PIMCO Income Fund	8.5%
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	8.4%
PIMCO High Yield Fund	7.8%
PIMCO Emerging Local Bond Fund	7.8%
PIMCO Emerging Markets Currency Fund	7.8%
PIMCO Floating Income Fund	6.2%
Other	53.5%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (04/30/2004)
PIMCO All Asset Portfolio Class M	5.59%	2.72%	5.28%	6.39%
Barclays U.S. TIPS: 1-10 Year Index±	2.80%	6.26%	6.97%	5.73%
Consumer Price Index + 500 Basis Points±±	4.25%	6.86%	7.16%	7.70%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.615% for Class M shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,055.90	$1,020.96
Expenses Paid During Period*	$4.01	$3.94
Net Annualized Expense Ratio**	0.785%	0.785%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except funds of funds as well as funds of PIMCO Equity Series, an affiliated open-end investment company). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® TR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Allocations to emerging market bonds and currencies, primarily through the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Local Bond Fund, and PIMCO Emerging Markets Currency Fund, benefited returns as emerging market currencies and bonds (both local currency-denominated and U.S. dollar-denominated) gained value during the reporting period.

»

Exposure to credit strategies, primarily through the PIMCO High Yield Fund, the PIMCO High Yield Spectrum Fund, and the PIMCO Investment Grade Credit Fund, added to returns as high yield and corporate bonds posted positive returns for the reporting period.

»

Modest exposure to emerging market equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, benefited returns as emerging market equities gained value during the reporting period.

»

An allocation to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, added to returns as long maturity U.S. TIPS posted positive returns for the reporting period.

»	Holdings in real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited returns as REITs gained value during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, detracted from returns as the commodity markets sold off during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007
for the Year or Period Ended: Class M
Net asset value beginning of year or period	$10.52		$11.06	$10.51	$9.23	$11.75	$11.68
Net investment income (a)	0.16		0.67	0.87	0.84	0.57	0.78
Net realized/unrealized gain (loss)	0.43		(0.48)	0.43	1.10	(2.43)	0.13
Total income (loss) from investment operations	0.59		0.19	1.30	1.94	(1.86)	0.91
Dividends from net investment income	(0.15)		(0.73)	(0.75)	(0.66)	(0.56)	(0.84)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.03)	0.00
Tax basis return of capital	0.00		0.00	0.00	0.00	(0.07)	0.00
Total distributions	(0.15)		(0.73)	(0.75)	(0.66)	(0.66)	(0.84)
Net asset value end of year or period	$10.96		$10.52	$11.06	$10.51	$9.23	$11.75
Total return	5.59%		1.66%	12.71%	21.31%	(16.17)%	8.00%
Net assets end of year or period (000s)	$87,986		$78,108	$72,917	$55,595	$40,964	$42,336
Ratio of expenses to average net assets	0.785	%*	0.805%	0.845%	0.885%	0.855%	0.855%
Ratio of expenses to average net assets excluding waivers	0.845	%*	0.875%	0.875%	0.885%	0.875%	0.875%
Ratio of expenses to average net assets excluding interest expense	0.785	%*	0.805%	0.845%	0.885%	0.855%	0.855%
Ratio of expenses to average net assets excluding interest expense and waivers	0.845	%*	0.875%	0.875%	0.885%	0.875%	0.875%
Ratio of net investment income to average net assets	2.92	%*	6.07%	7.96%	8.41%	5.23%	6.41%
Portfolio turnover rate	13	%**	55%**	99%**	126%	91%	101%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments in Affiliates, at value	$1,135,020
Repurchase agreements, at value	270
Cash	1
Receivable for investments in Affiliates sold	195
Receivable for Portfolio shares sold	1,749
Dividends receivable from Affiliates	2,829
1,140,064

Liabilities:
Payable for investments in Affiliates purchased	$3,300
Payable for Portfolio shares redeemed	354
Accrued investment advisory fees	164
Accrued supervisory and administrative fees	234
Accrued distribution fees	112
Accrued servicing fees	82
4,246

Net Assets	$1,135,818

Net Assets Consist of:
Paid in capital	$1,267,623
Undistributed net investment income	10,432
Accumulated undistributed net realized (loss)	(177,276)
Net unrealized appreciation	35,039
$1,135,818

Net Assets:
Institutional Class	$5,008
Administrative Class	658,486
Advisor Class	384,338
Class M	87,986

Shares Issued and Outstanding:
Institutional Class	457
Administrative Class	60,609
Advisor Class	35,171
Class M	8,024

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.97
Administrative Class	10.86
Advisor Class	10.93
Class M	10.96

Cost of Investments in Affiliates	$1,099,981
Cost of Repurchase Agreements	$270

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Dividends from Affiliate investments	$19,588
Total Income	19,588

Expenses:
Investment advisory fees	919
Supervisory and administrative fees	1,314
Servicing fees – Administrative Class	451
Distribution and/or servicing fees – Advisor Class	463
Distribution and/or servicing fees – Class M	175
Total Expenses	3,322
Waiver and/or Reimbursement by PIMCO	(334)
Net Expenses	2,988

Net Investment Income	16,600

Net Realized and Unrealized Gain:
Net realized gain on Affiliate investments	4,174
Net change in unrealized appreciation on Affiliate investments	34,408
Net Gain	38,582

Net Increase in Net Assets Resulting from Operations	$55,182

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$16,600	$58,486
Net realized gain on Affiliate investments	4,174	6,973
Net capital gain distributions received from Underlying Funds	0	4,298
Net change in unrealized appreciation (depreciation) on Affiliate investments	34,408	(55,294)
Net increase resulting from operations	55,182	14,463

Distributions to Shareholders:
From net investment income
Institutional Class	(85)	(332)
Administrative Class	(9,378)	(35,353)
Advisor Class	(5,309)	(25,910)
Class M	(1,123)	(5,147)

Total Distributions	(15,895)	(66,742)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	140,348	192,162

Total Increase in Net Assets	179,635	139,883

Net Assets:
Beginning of period	956,183	816,300
End of period*	$1,135,818	$956,183

*Including undistributed net investment income of:	$10,432	$9,727

**	See note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 100.0%
PIMCO CommoditiesPLUS® Strategy Fund	4,761,465	$47,234
PIMCO CommodityRealReturn Strategy Fund®	6,685,985	42,924
PIMCO Convertible Fund	2,508,181	33,434
PIMCO Credit Absolute Return Fund	610,008	6,222
PIMCO Diversified Income Fund	3,981,250	46,979
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	10,138,393	95,301
PIMCO Emerging Local Bond Fund	8,428,897	88,588
PIMCO Emerging Markets Bond Fund	4,124,469	48,380
PIMCO Emerging Markets Currency Fund	8,608,907	87,725
PIMCO EqSTM Dividend Fund	254,875	2,668
PIMCO EqSTM Long/Short Fund	506,577	4,919
PIMCO EqS Pathfinder Fund®	2,346,123	23,719
PIMCO Floating Income Fund	8,243,387	70,646
PIMCO Foreign Bond Fund (Unhedged)	2,855,719	31,099
PIMCO Fundamental Advantage Total Return Strategy Fund	3,827,921	15,886
PIMCO Fundamental IndexPLUS® TR Fund	352,601	2,017
PIMCO Global Advantage® Strategy Bond Fund	3,338,407	38,058
PIMCO High Yield Fund	9,552,663	88,649
PIMCO High Yield Spectrum Fund	4,583,791	47,442
PIMCO Income Fund	8,434,930	96,580
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	4,455,483	48,119
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	746,858	4,869
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	210,214	1,249
PIMCO Investment Grade Corporate Bond Fund	3,904,600	42,521
PIMCO Long-Term Credit Fund	2,359,985	30,161
PIMCO Low Duration Fund	1,353	14
PIMCO Real Return Asset Fund	1,129,303	13,744
PIMCO Real Return Fund	66,501	817
PIMCO RealEstateRealReturn Strategy Fund	6,504,501	35,384
PIMCO Senior Floating Rate Fund	1,188,144	11,917
PIMCO Short-Term Fund	13,794	135
PIMCO Small Cap StocksPLUS® TR Fund	109,722	843
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	634,050	7,558
PIMCO StocksPLUS® Fund	26	0
PIMCO StocksPLUS® Total Return Fund	304,492	2,637
PIMCO Total Return Fund	2,153	24
PIMCO Unconstrained Bond Fund	1,455,844	16,553

Total Mutual Funds (Cost $1,099,976)		1,135,015

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$270	270

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $280. Repurchase proceeds are $270.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	537	5

Total Short-Term Instruments (Cost $275)		275

Total Investments 100.0% (Cost $1,100,251)		$1,135,290

Other Assets and Liabilities (Net) 0.0%		528

Net Assets 100.0%		$1,135,818

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$1,135,015	$0	$0	$1,135,015
Short-Term Instruments
Repurchase Agreements	0	270	0	270
PIMCO Short-Term Floating NAV Portfolio	5	0	0	5
	$1,135,020	$270	$0	$1,135,290

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Class M of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn® Strategy, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S.

SEMIANNUAL REPORT	JUNE 30, 2012	13

Notes to Financial Statements (Cont.)

GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncement  In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

5. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it

SEMIANNUAL REPORT	JUNE 30, 2012	15

Notes to Financial Statements (Cont.)

will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their

SEMIANNUAL REPORT	JUNE 30, 2012	17

Notes to Financial Statements (Cont.)

benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2013, to reduce its Investment Advisory Fee to the extent that the Acquired Fund Fees and expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2012 was $1,443,520.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2012 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$42,336	$7,769	$0	$0	$(2,871)	$47,234	$43
PIMCO CommodityRealReturn Strategy Fund®	42,800	1,343	(422)	(165)	(632)	42,924	664
PIMCO Convertible Fund	32,140	376	0	0	918	33,434	376
PIMCO Credit Absolute Return Fund	6,028	54	0	0	140	6,222	54
PIMCO Diversified Income Fund	42,577	7,853	(5,464)	28	1,985	46,979	1,015
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	76,970	11,852	0	0	6,479	95,301	0
PIMCO Emerging Local Bond Fund	52,850	33,368	0	0	2,370	88,588	1,630
PIMCO Emerging Markets Bond Fund	16,916	30,303	0	0	1,161	48,380	767
PIMCO Emerging Markets Currency Fund	69,224	16,812	0	0	1,689	87,725	537
PIMCO EqSTM Dividend Fund	2,541	56	0	0	71	2,668	56
PIMCO EqSTM Long/Short Fund	0	5,000	0	0	(81)	4,919	0
PIMCO EqS Pathfinder Fund®	22,781	0	0	0	938	23,719	0
PIMCO Floating Income Fund	66,771	1,622	0	0	2,253	70,646	1,622
PIMCO Foreign Bond Fund (Unhedged)	14,129	17,005	(15)	(1)	(19)	31,099	318
PIMCO Fundamental Advantage Total Return Strategy Fund	26,013	10,837	(21,909)	(1,302)	2,247	15,886	43
PIMCO Fundamental IndexPLUS® TR Fund	4,728	117	(3,012)	573	(389)	2,017	117
PIMCO Global Advantage® Strategy Bond Fund	26,154	11,513	(22)	(1)	414	38,058	393

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO High Yield Fund	$61,668	$24,849	$0	$0	$2,132	$88,649	$2,263
PIMCO High Yield Spectrum Fund	43,624	1,599	0	0	2,219	47,442	1,471
PIMCO Income Fund	87,914	3,758	0	0	4,908	96,580	2,713
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	6,130	41,562	0	0	427	48,119	194
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,148	0	0	0	101	1,249	0
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,446	141	0	0	282	4,869	141
PIMCO Investment Grade Corporate Bond Fund	47,965	19,984	(27,539)	(361)	2,472	42,521	953
PIMCO Long Duration Total Return Fund	76	0	(76)	5	(5)	0	0
PIMCO Long-Term Credit Fund	31,524	800	(3,780)	28	1,589	30,161	800
PIMCO Long-Term U.S. Government Fund	313	1	(307)	18	(25)	0	1
PIMCO Low Duration Fund	14	0	0	0	0	14	0
PIMCO Real Return Asset Fund	53,914	1,105	(43,943)	5,144	(2,476)	13,744	476
PIMCO Real Return Fund	774	10	0	0	33	817	10
PIMCO RealEstateRealReturn Strategy Fund	29,013	2,138	0	0	4,233	35,384	2,138
PIMCO Senior Floating Rate Fund	10,059	1,706	0	0	152	11,917	181
PIMCO Short-Term Floating NAV Portfolio	504	58,801	(59,300)	0	0	5	1
PIMCO Short-Term Fund	0	20,116	(19,989)	9	(1)	135	17
PIMCO Small Cap StocksPLUS® TR Fund	731	14	0	0	98	843	14
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	6,792	288	0	0	478	7,558	288
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0
PIMCO StocksPLUS® Total Return Fund	2,686	64	(419)	33	273	2,637	64
PIMCO Total Return Fund	391	0	(368)	0	1	24	1
PIMCO Unconstrained Bond Fund	21,271	3,745	(9,473)	166	844	16,553	227
Totals	$955,915	$336,561	$(196,038)	$4,174	$34,408	$1,135,020	$19,588

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$277,760	$136,738

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	99	$1,079	389	$4,323
Administrative Class	12,028	131,050	14,807	164,272
Advisor Class	3,022	33,026	5,175	56,918
Class M	1,275	14,015	2,010	22,321
Issued as reinvestment of distributions
Institutional Class	8	85	31	332
Administrative Class	864	9,378	3,303	35,353
Advisor Class	486	5,309	2,398	25,910
Class M	102	1,123	476	5,147
Cost of shares redeemed
Institutional Class	(166)	(1,791)	(210)	(2,320)
Administrative Class	(2,656)	(28,783)	(5,037)	(55,364)
Advisor Class	(1,438)	(15,715)	(4,208)	(46,398)
Class M	(776)	(8,428)	(1,655)	(18,332)
Net increase resulting from Portfolio share transactions	12,848	$140,348	17,479	$192,162

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 71% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio, through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets through indirect investments in a Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s indirect investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the

IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,119,064	$37,108	$(20,882)	$16,226

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

13. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT07SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and

4	PIMCO VARIABLE INSURANCE TRUST

Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	50.0%
Short-Term Instruments	30.0%
Corporate Bonds & Notes	7.1%
Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.5%
Other	5.4%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (06/30/2004)
PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class	-0.29%	-9.37%	1.85%	4.14%
Dow Jones-UBS Commodity Index Total Return±	-3.70%	-14.32%	-3.65%	1.15%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the subsidiary, as supplemented to date, is 1.05% for Administrative Class shares.

± Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$997.10	$1,019.99
Expenses Paid During Period*	$4.87	$4.92
Net Annualized Expense Ratio**	0.98%	0.98%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»

The Portfolio seeks to outperform the Dow Jones-UBS Commodity Index Total Return by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, and by actively managing this collateral portfolio.

»

Commodities sold off during the reporting period as most commodities sectors were impacted by global growth prospects being re-priced lower than previously expected. Energy and industrial metals were most negatively impacted while grain prices held up given warmer than expected weather conditions.

»

Active commodity strategies designed to combat the effects of contango (by holding futures contracts further out on the commodities futures curves) detracted from performance as the deferred roll indexes held within the Portfolio underperformed the Dow Jones-UBS Commodity Index Total Return, which specifies front-month futures contracts.

»

The Portfolio’s construction, which uses U.S. TIPS as collateral, benefited performance as TIPS outperformed the assumed U.S. Treasury bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return. U.S. TIPS posted positive returns during the reporting period amid a continued rally in real yields on the back of expectations for the Federal Reserve to keep interest rates low for a prolonged period of time and a tepid global growth outlook.

»	A focus on intermediate maturity U.S. TIPS was a strong contributor to returns as U.S. real yields rallied in this maturity range during the reporting period.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) contributed to performance as Australian real yields declined during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$7.20		$9.01	$8.60	$7.00	$13.35	$11.31
Net investment income (a)	0.11		0.13	0.11	0.24	0.44	0.47
Net realized/unrealized gain (loss)	(0.13)		(0.71)	1.72	2.59	(6.08)	2.11
Total income (loss) from investment operations	(0.02)		(0.58)	1.83	2.83	(5.64)	2.58
Dividends from net investment income	(0.11)		(1.23)	(1.27)	(0.46)	(0.59)	(0.54)
Distributions from net realized capital gains	0.00		0.00	(0.15)	(0.77)	(0.12)	0.00
Total distributions	(0.11)		(1.23)	(1.42)	(1.23)	(0.71)	(0.54)
Net asset value end of year or period	$7.07		$7.20	$9.01	$8.60	$7.00	$13.35
Total return	(0.29)%		(7.56)%	24.52%	41.53%	(43.79)%	23.24%
Net assets end of year or period (000s)	$602,360		$571,808	$576,251	$477,459	$214,053	$287,125
Ratio of expenses to average net assets	0.98	%*	0.91%	0.93%	0.98%	1.06%	0.93%
Ratio of expenses to average net assets excluding waivers	1.11	%*	1.05%	1.05%	1.11%	1.15%	1.00%
Ratio of expenses to average net assets excluding interest expense	0.89	%*	0.89%	0.89%	0.89%	0.89%	0.87%
Ratio of expenses to average net assets excluding interest expense and waivers	1.02	%*	1.03%	1.01%	1.02%	0.98%	0.94%
Ratio of net investment income to average net assets	2.91	%*	1.51%	1.32%	3.00%	3.33%	3.90%
Portfolio turnover rate	11	%**	523%**	536%**	742%	1,156%	856%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$964,083
Repurchase agreements, at value	309,700
Investments in Affiliates, at value	15,780
Cash	170
Deposits with counterparty	5
Receivable for investments sold	36,228
Receivable for investments sold on a delayed-delivery basis	38,306
Receivable for Portfolio shares sold	428
Interest and dividends receivable	4,389
Dividends receivable from Affiliates	3
Variation margin receivable on financial derivative instruments	262
Reimbursement receivable from PIMCO	67
OTC swap premiums paid	1,412
Unrealized appreciation on foreign currency contracts	1,220
Unrealized appreciation on OTC swap agreements	19,812
Other assets	194
1,392,059

Liabilities:
Payable for investments purchased	$183
Payable for investments in Affiliates purchased	3
Payable for reverse repurchase agreements	2,826
Payable for sale-buyback financing transactions	604,432
Payable for short sales	10,909
Deposits from counterparty	24,406
Payable for Portfolio shares redeemed	246
Overdraft due to custodian	2,438
Written options outstanding	1,653
Accrued investment advisory fees	339
Accrued supervisory and administrative fees	168
Accrued distribution fees	28
Accrued servicing fees	72
Variation margin payable on financial derivative instruments	55
OTC swap premiums received	110
Unrealized depreciation on foreign currency contracts	3,472
Unrealized depreciation on OTC swap agreements	909
Other liabilities	2
652,251

Net Assets	$739,808

Net Assets Consist of:
Paid in capital	$721,464
Undistributed net investment income	11,469
Accumulated undistributed net realized (loss)	(24,583)
Net unrealized appreciation	31,458
$739,808

Net Assets:
Institutional Class	$10
Administrative Class	602,360
Advisor Class	137,438

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	85,178
Advisor Class	19,253

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$7.07
Administrative Class	7.07
Advisor Class	7.14

Cost of Investments	$949,181
Cost of Investments in Affiliates	$15,781
Cost of Repurchase Agreements	$309,700
Proceeds Received on Short Sales	$10,904
Premiums Received on Written Options	$2,265

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$14,160
Dividends	5
Dividends from Affiliate investments	53
Total Income	14,218

Expenses:
Investment advisory fees	2,113
Supervisory and administrative fees	1,045
Servicing fees – Administrative Class	445
Distribution and/or servicing fees – Advisor Class	175
Trustees’ fees	4
Interest expense	319
Total Expenses	4,101
Waiver and/or Reimbursement by PIMCO	(462)
Net Expenses	3,639

Net Investment Income	10,579

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,026)
Net realized gain on Affiliate investments	19
Net realized gain on futures contracts	571
Net realized gain on written options	1,060
Net realized (loss) on swaps	(46,501)
Net realized gain on foreign currency transactions	3,284
Net change in unrealized appreciation on investments	16,725
Net change in unrealized (depreciation) on Affiliate investments	(10)
Net change in unrealized (depreciation) on futures contracts	(1,037)
Net change in unrealized (depreciation) on written options	(558)
Net change in unrealized appreciation on swaps	16,622
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,994)
Net (Loss)	(13,845)

Net (Decrease) in Net Assets Resulting from Operations	$(3,266)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,579	$11,290
Net realized (loss)	(42,612)	(61,751)
Net realized gain (loss) on Affiliate investments	19	(9)
Net change in unrealized appreciation (depreciation)	28,758	(7,591)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(10)	9
Net (decrease) resulting from operations	(3,266)	(58,052)

Distributions to Shareholders:
From net investment income
Institutional Class	0 +	0
Administrative Class	(8,934)	(86,808)
Advisor Class	(1,919)	(20,192)

Total Distributions	(10,853)	(107,000)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	49,864	159,585

Total Increase (Decrease) in Net Assets	35,745	(5,467)

Net Assets:
Beginning of period	704,063	709,530
End of period*	$739,808	$704,063

*Including undistributed net investment income of:	$11,469	$11,743

+	Amount is less than $500.
**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows

Period Ended June 30, 2012
(Amounts in thousands)	PIMCO CommodityRealReturn® Strategy Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(3,266)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(3,118,352)
Proceeds from sales of long-term securities	2,899,395
Proceeds from short-term portfolio investments, net	193,659
Decrease in deposits with counterparty	51
Increase in receivable for investments sold	(49,428)
Decrease in interest and dividends receivable	611
Increase in OTC swap premiums received (paid)	(93)
Decrease in payable for investments purchased	(474,404)
Decrease in accrued investment advisory fees	(34)
Decrease in accrued supervisory and administrative fees	(16)
Decrease in accrued distribution fee	(19)
Increase in accrued servicing fee	19
Increase in manager reimbursement receivable	19
Increase in other liabilities	2
Decrease in variation margin payable on financial derivative instruments	(1,798)
Proceeds from currency transactions	3,328
Proceeds from short sale transactions	95
Net change in unrealized appreciation on investments	(16,725)
Net change in unrealized (depreciation) on Affiliate investments	10
Net change in unrealized (depreciation) on futures contracts	1,037
Net change in unrealized (depreciation) on written options	558
Net change in unrealized appreciation on swaps	(16,622)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	2,994
Net realized loss on investments	(3,337)
Net amortization on investments	3,343
Net cash used for operating activities	(578,973)

Cash flows received from financing activities:
Proceeds from shares sold	100,916
Payment on shares redeemed	(63,399)
Cash dividend paid*	0
Net borrowing of reverse repurchase agreements	(78,103)
Increase in payable for sale-buyback financing transactions	604,432
Increase in overdraft due to custodian	2,438
Increase in payable to counterparty	12,404
Net cash received from financing activities	578,688

Net Decrease in Cash	(285)

Cash and Foreign Currency:
Beginning of period	455
End of period	$170

* Reinvestment of dividends	$10,853

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$(319)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
NRG Energy, Inc.
4.000% due 07/01/2018		$990	$	986
Springleaf Finance Corp.
5.500% due 05/10/2017		3,800		3,588

Total Bank Loan Obligations (Cost $4,772)				4,574

CORPORATE BONDS & NOTES 12.4%

BANKING & FINANCE 11.1%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		730		762
Ally Financial, Inc.
3.868% due 06/20/2014		3,100		3,086
American International Group, Inc.
8.175% due 05/15/2068		800		872
ANZ National International Ltd.
0.907% due 08/19/2014		1,000		1,005
Bank of Montreal
2.850% due 06/09/2015		1,900		2,012
BPCE S.A.
2.375% due 10/04/2013		600		590
Commonwealth Bank of Australia
0.748% due 09/17/2014		15,800		15,874
0.889% due 07/12/2013		8,900		8,936
Dexia Credit Local S.A.
0.867% due 03/05/2013		1,000		970
0.946% due 04/29/2014		7,900		7,416
Ford Motor Credit Co. LLC
3.984% due 12/15/2022		3,000		3,094
7.500% due 08/01/2012		2,000		2,008
HBOS PLC
6.750% due 05/21/2018		1,000		945
HCP, Inc.
6.700% due 01/30/2018		1,000		1,163
International Lease Finance Corp.
5.625% due 09/20/2013		400		411
Merrill Lynch & Co., Inc.
1.403% due 09/27/2012	EUR	200		253
6.050% due 08/15/2012		$4,000		4,022
Morgan Stanley
1.001% due 03/01/2013	EUR	200		250
2.967% due 05/14/2013		$3,100		3,097
National Australia Bank Ltd.
0.969% due 07/08/2014		7,900		7,973
NIBC Bank NV
2.800% due 12/02/2014		5,200		5,399
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		500		464
Westpac Banking Corp.
0.658% due 12/14/2012		10,200		10,205
3.585% due 08/14/2014		1,500		1,583

				82,390

INDUSTRIALS 1.3%
Boston Scientific Corp.
5.450% due 06/15/2014		500		536
Cardinal Health, Inc.
6.000% due 06/15/2017		400		462
NXP BV
3.507% due 10/15/2013	EUR	1,007		1,268
Office Depot, Inc.
6.250% due 08/15/2013		$304		310

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
Rexam PLC
6.750% due 06/01/2013	$400	$	413
RPM International, Inc.
6.500% due 02/15/2018	1,000		1,158
Steel Dynamics, Inc.
7.375% due 11/01/2012	2,000		2,025
UST LLC
6.625% due 07/15/2012	900		902
Volkswagen International Finance NV
1.625% due 08/12/2013	2,500		2,521

			9,595

Total Corporate Bonds & Notes (Cost $91,532)			91,985

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100		75

Total Municipal Bonds & Notes (Cost $94)			75

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
0.595% due 05/25/2042	11		11
0.925% due 02/25/2041	2,258		2,268
1.347% due 10/01/2044	12		13
2.485% due 11/01/2034	80		85
2.556% due 05/25/2035	103		108
4.500% due 04/01/2023 - 04/01/2024	1,887		2,025
5.094% due 07/01/2035	71		76
5.324% due 01/01/2036	380		410
5.365% due 11/01/2035	219		237
5.500% due 12/01/2036	6,046		6,606
Freddie Mac
0.204% due 03/21/2013 (h)(i)	770		770
0.472% due 02/15/2019	585		586
0.505% due 08/25/2031	3		2
0.692% due 08/15/2033	2,538		2,551
1.353% due 02/25/2045	135		131
2.260% due 09/01/2036	355		374
2.367% due 01/01/2034	12		13
2.426% due 07/01/2036	356		377
2.459% due 10/01/2036	269		287
Ginnie Mae
0.544% due 03/20/2037	2,725		2,725
NCUA Guaranteed Notes
0.691% due 10/07/2020	1,081		1,083
0.800% due 12/08/2020	1,579		1,585
Small Business Administration
5.510% due 11/01/2027	616		707

Total U.S. Government Agencies (Cost $22,628)			23,030

U.S. TREASURY OBLIGATIONS 87.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	87,660		91,344
0.125% due 01/15/2022 (h)	28,863		30,602
0.500% due 04/15/2015 (f)(h)	26,856		27,912
0.625% due 07/15/2021 (g)(h)	83,223		92,858
0.750% due 02/15/2042	204		215
1.125% due 01/15/2021	23,504		27,104
1.250% due 04/15/2014 (h)	27,180		28,082
1.250% due 07/15/2020	49,042		57,057

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
1.375% due 07/15/2018	$4,267	$	4,880
1.375% due 01/15/2020	26,382		30,735
1.625% due 01/15/2015	19,999		21,271
1.875% due 07/15/2013	33,569		34,405
1.875% due 07/15/2019	26,773		32,082
2.000% due 01/15/2016 (f)	30,309		33,570
2.000% due 01/15/2016	12,752		14,124
2.000% due 01/15/2026	1,275		1,631
2.125% due 01/15/2019	7,823		9,377
2.375% due 01/15/2017	11,409		13,181
2.375% due 01/15/2025	3,052		4,029
2.500% due 01/15/2029	2,786		3,877
2.625% due 07/15/2017 (h)	16,652		19,808
3.000% due 07/15/2012	54,386		54,425
3.875% due 04/15/2029	140		227
U.S. Treasury Notes
0.500% due 11/30/2012	12,300		12,318

Total U.S. Treasury Obligations (Cost $632,096)			645,114

MORTGAGE-BACKED SECURITIES 6.9%
American General Mortgage Loan Trust
5.150% due 03/25/2058	969		991
Banc of America Large Loan, Inc.
0.752% due 08/15/2029	105		102
1.992% due 11/15/2015	6,175		5,855
5.692% due 06/24/2050	300		336
Banc of America Mortgage Securities, Inc.
3.112% due 06/25/2035	310		261
4.994% due 11/25/2034	197		185
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049	41		41
5.805% due 06/10/2049	41		41
BCAP LLC Trust
5.250% due 08/26/2037	2,400		2,352
5.530% due 03/26/2037	600		468
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	58		57
2.250% due 08/25/2035	107		100
2.570% due 03/25/2035	188		184
2.884% due 03/25/2035	196		163
2.909% due 01/25/2035	620		517
2.926% due 01/25/2035	766		731
3.078% due 03/25/2035	56		55
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	3,284		1,842
2.846% due 01/26/2036	579		344
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	91		106
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	126		118
2.340% due 09/25/2035	142		125
2.580% due 10/25/2035	1,098		966
5.019% due 09/25/2037 ^	918		583
Countrywide Alternative Loan Trust
0.415% due 05/25/2047	2,892		1,786
0.439% due 12/20/2046	2,438		1,320
6.000% due 02/25/2037 ^	408		262
Countrywide Home Loan Mortgage Pass-Through Trust
2.788% due 11/19/2033	9		9
2.902% due 08/25/2034	73		54
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/2021	1,391		1,327
5.383% due 02/15/2040	400		440
5.467% due 09/18/2039	1,000		1,102
DBUBS Mortgage Trust
3.386% due 07/10/2044	5,800		6,211

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
First Horizon Alternative Mortgage Securities
2.592% due 06/25/2034		$30	$	26
Granite Mortgages PLC
1.298% due 09/20/2044	GBP	341		517
Greenpoint Mortgage Funding Trust
0.325% due 01/25/2047 ^		$2		2
0.515% due 11/25/2045		15		9
GS Mortgage Securities Corp.
1.260% due 03/06/2020		300		296
3.849% due 12/10/2043		3,467		3,744
GSR Mortgage Loan Trust
2.858% due 01/25/2035		150		135
Harborview Mortgage Loan Trust
0.483% due 03/19/2036		89		46
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	4,100		5,213
Indymac Mortgage Loan Trust
5.072% due 11/25/2035		$426		332
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310		349
JPMorgan Mortgage Trust
2.773% due 08/25/2035		183		165
2.880% due 07/25/2035		144		138
5.005% due 02/25/2035		471		472
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200		230
MASTR Adjustable Rate Mortgages Trust
2.656% due 11/21/2034		100		99
Mellon Residential Funding Corp.
0.982% due 09/15/2030		414		370
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100		110
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035		409		377
Morgan Stanley Capital, Inc.
6.076% due 06/11/2049		25		28
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		877		879
Permanent Master Issuer PLC
2.057% due 07/15/2042	EUR	400		508
RBSCF Trust
6.203% due 12/16/2049		$600		685
Residential Accredit Loans, Inc.
0.495% due 08/25/2037		2,002		1,191
1.507% due 09/25/2045		253		137
Sequoia Mortgage Trust
0.444% due 07/20/2036		710		578
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		24		14
2.740% due 02/25/2034		40		39
5.500% due 12/25/2034		370		357
Structured Asset Mortgage Investments, Inc.
0.903% due 10/19/2034		37		33
Vornado DP LLC
4.004% due 09/13/2028		1,500		1,646
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		558		520
0.332% due 09/15/2021		482		468
5.088% due 08/15/2041		300		321
5.418% due 01/15/2045		310		346
WaMu Mortgage Pass-Through Certificates
0.928% due 05/25/2047		405		264
5.057% due 12/25/2035		405		355
5.505% due 08/25/2035		117		107
Wells Fargo Mortgage-Backed Securities Trust
2.668% due 03/25/2036		402		341

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
5.000% due 06/25/2033		$245	$	242

Total Mortgage-Backed Securities (Cost $51,216)				50,723

ASSET-BACKED SECURITIES 6.1%
AMMC CDO
0.692% due 05/03/2018		374		368
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	757		890
ARES CLO Ltd.
0.695% due 03/12/2018		$566		556
Babson CLO Ltd.
0.787% due 11/15/2016		260		257
Carrington Mortgage Loan Trust
0.565% due 10/25/2035		78		76
Citibank Omni Master Trust
2.992% due 08/15/2018		6,100		6,409
Commercial Industrial Finance Corp.
0.726% due 05/10/2021		4,600		4,372
0.727% due 03/01/2021		1,300		1,243
Countrywide Asset-Backed Certificates
0.425% due 07/25/2036		1,432		1,215
0.495% due 04/25/2036		209		191
5.410% due 04/25/2036		1,583		1,468
Credit-Based Asset Servicing and Securitization LLC
0.365% due 07/25/2037		29		23
Cumberland CLO Ltd.
0.716% due 11/10/2019		837		822
Duane Street CLO
0.716% due 11/08/2017		344		338
First CLO Ltd.
0.778% due 12/14/2016		100		100
First Franklin Mortgage Loan Asset-Backed Certificates
0.585% due 11/25/2035		5,352		4,847
0.625% due 09/25/2035		2,809		2,767
GSAMP Trust
0.315% due 12/25/2036		84		51
Gulf Stream Compass CLO Ltd.
0.827% due 07/15/2016		67		67
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	147		184
Illinois Student Assistance Commission
0.946% due 04/25/2017		$144		144
Katonah Ltd.
0.788% due 09/20/2016		599		591
Landmark CDO Ltd.
0.767% due 06/01/2017		928		906
LCM LP
0.698% due 03/21/2019		1,100		1,047
Magi Funding PLC
1.314% due 04/11/2021	EUR	558		665
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		$203		144
Nelnet Student Loan Trust
1.166% due 07/25/2018		245		246
North Carolina State Education Assistance Authority
0.916% due 10/26/2020		1,566		1,564
Penta CLO S.A.
1.166% due 06/04/2024	EUR	1,162		1,338
SLM Student Loan Trust
0.506% due 04/25/2019		$2,200		2,125
0.981% due 10/25/2023	EUR	900		1,066
1.892% due 12/15/2017		$399		400
1.966% due 04/25/2023		5,366		5,547
2.350% due 04/15/2039		1,017		1,024

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
Specialty Underwriting & Residential Finance
0.305% due 01/25/2038		$114	$	104
Structured Asset Securities Corp.
1.745% due 04/25/2035		663		567
Symphony CLO Ltd.
0.707% due 05/15/2019		700		680
Wind River CLO Ltd.
0.798% due 12/19/2016		524		511
Wood Street CLO BV
1.347% due 03/29/2021	EUR	189		230

Total Asset-Backed Securities (Cost $44,549)				45,143

SOVEREIGN ISSUES 5.6%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	4,900		9,673
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	2,748		3,510
2.750% due 09/01/2016		14,000		14,596
4.250% due 12/01/2021 (b)		3,236		4,517
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,200		1,441
2.750% due 11/20/2025		5,700		7,341
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	3,318		433

Total Sovereign Issues (Cost $39,614)				41,511

SHORT-TERM INSTRUMENTS 52.3%

CERTIFICATES OF DEPOSIT 0.5%
Banco Bradesco S.A.
1.955% due 01/24/2013		$3,600		3,621

REPURCHASE AGREEMENTS 41.9%
Banc of America Securities LLC
0.170% due 07/02/2012		1,100		1,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $1,123. Repurchase proceeds are $1,100.)
Barclays Capital, Inc.
0.180% due 07/06/2012		221,700		221,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 3.875% due 01/15/2025 - 04/15/2029 valued at $224,789. Repurchase proceeds are $221,703.)
Citigroup Global Markets, Inc.
0.200% due 07/02/2012		7,900		7,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $8,073. Repurchase proceeds are $7,900)
0.220% due 07/02/2012		5,500		5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
JPMorgan Securities, Inc.
0.200% due 07/02/2012		60,100		60,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.125% - 3.125% due 12/15/2012 - 08/31/2013 valued at $61,421. Repurchase proceeds are $60,101.)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	$13,400	$	13,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.250% - 6.125% due 11/15/2027 - 11/15/2040 valued at $5,721 and U.S. Treasury Notes 1.000% due 08/31/2016 valued at $7,945. Repurchase proceeds are $13,400.)

			309,700

SHORT-TERM NOTES 3.9%
Fannie Mae
0.157% due 12/05/2012	2,700		2,699
0.167% due 12/19/2012	4,900		4,897
Federal Home Loan Bank
0.170% due 12/21/2012	11,800		11,793
Freddie Mac
0.162% due 12/17/2012 - 01/22/2013	9,300		9,294

			28,683

U.S. TREASURY BILLS 3.9%
0.160% due 08/02/2012 - 06/27/2013 (a)(d)(f)	28,909		28,874

	SHARES	MARKET VALUE (000s)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.1%
PIMCO Short-Term Floating NAV Portfolio	1,574,874	$15,780

Total Short-Term Instruments (Cost $386,634)		386,658

PURCHASED OPTIONS (k) 0.1%
(Cost $1,527)		750

Total Investments 174.3% (Cost $1,274,662)		$1,289,563

Written Options (l) (0.2%) (Premiums $2,265)		(1,653)

Other Assets and Liabilities (Net) (74.1%)		(548,102)

Net Assets 100.0%		$739,808

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $1,867 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $300,580 at a weighted average interest rate of 0.213%.
(f)	Securities with an aggregate market value of $6,744 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	On June 30, 2012, securities valued at $2,847 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
DEU	0.260%	05/18/2012	11/16/2012	$2,825	$(2,826)

(h)	Securities with an aggregate market value of $1,025 and cash of $5 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2015	44	$84
90-Day Eurodollar March Futures	Long	03/2015	103	159
Brent Crude August Futures	Long	07/2012	14	80
Brent Crude November Futures	Short	10/2012	6	(43)
Brent Crude October Futures	Long	09/2012	12	91
Brent Crude September Futures	Short	08/2012	6	(48)
Copper September Futures	Short	09/2012	20	(69)
Euro-Bund 10-Year Bond September Futures	Short	09/2012	2	11
Gold 100 oz. August Futures	Long	08/2012	18	(69)
Hard Red Winter Wheat September Futures	Long	09/2012	62	258
Platinum October Futures	Long	10/2012	6	6
Soybean July Futures	Long	07/2013	59	197
Soybean May Futures	Long	05/2013	30	57
Soybean November Futures	Short	11/2012	89	(540)
Wheat September Futures	Short	09/2012	62	(366)

				$ (192)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(i) Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $518 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	14,200	$(642)	$(708)

(j) OTC swap agreements outstanding on June 30, 2012:

Commodity Forward Swaps
Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Wheat September Futures	$ 634.500	08/24/2012	AZD	40,000	$(49)	$0	$(49)
Pay	COMEX Gold 100 oz. August Futures	1,638.750	07/30/2012	DUB	810	28	0	28
Receive	KCBT Hard Red Winter Wheat September Futures	658.750	08/24/2012	AZD	40,000	39	0	39
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	84,000	(161)	0	(161)
Receive	NYMEX Platinum October Futures	1,424.500	10/29/2012	DUB	810	23	0	23

						$(120)	$0	$(120)

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.490%	$	400	$(2)	$0	$(2)
HCP, Inc.	GST	(2.910%	)	03/20/2018	1.608%		1,000	(71)	0	(71)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.032%		1,000	(38)	(24)	(14)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.403%		400	(4)	0	(4)
RPM International, Inc.	GST	(1.500%	)	03/20/2018	1.346%		1,000	(9)	0	(9)
UST LLC	BOA	(0.340%	)	09/20/2012	0.129%		900	(1)	0	(1)

								$(125)	$(24)	$(101)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%	$	1,000	$(4)	$(14)	$10
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%		1,800	(101)	(60)	(41)
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.136%		500	(2)	(10)	8
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%		3,300	50	75	(25)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		600	9	12	(3)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		200	3	5	(2)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		200	1	(2)	3
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		400	8	3	5
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		600	12	7	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		1,500	32	12	20
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		4,200	93	99	(6)

							$101	$127	$(26)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	$	800	$64	$119	$(55)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		2,600	209	363	(154)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		1,500	121	212	(91)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		600	49	83	(34)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		900	73	127	(54)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		400	35	54	(19)

						$551	$958	$(407)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC	BRL	1,600	$21	$0	$21
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		14,400	196	22	174
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		3,800	58	17	41
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		400	6	2	4
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		14,800	246	60	186
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		5,200	88	22	66
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		25,400	444	107	337
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		3,700	71	12	59
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	1,700	(1)	(1)	0

							$1,129	$241	$888

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	24,974	3-Month U.S. Treasury Bill rate plus a specified spread	$57,340	07/27/2012	BRC	$1,482
Receive	DJUBSTR Index	42,790	3-Month U.S. Treasury Bill rate plus a specified spread	12,190	07/27/2012	CBK	317
Receive	DJUBSTR Index	217,716	3-Month U.S. Treasury Bill rate plus a specified spread	57,790	07/27/2012	DUB	1,504
Receive	DJUBSTR Index	297,207	3-Month U.S. Treasury Bill rate plus a specified spread	78,890	07/27/2012	FBF	2,054
Receive	DJUBSTR Index	210,885	3-Month U.S. Treasury Bill rate plus a specified spread	70,750	07/27/2012	GLM	1,833
Receive	DJUBSTR Index	291,172	3-Month U.S. Treasury Bill rate plus a specified spread	81,160	07/27/2012	JPM	2,102
Pay	DJUBSTR Index	12,960	3-Month U.S. Treasury Bill rate plus a specified spread	3,440	07/27/2012	JPM	(90)
Receive	DJUBSTR Index	1,067,844	3-Month U.S. Treasury Bill rate plus a specified spread	295,830	07/27/2012	MYC	7,700
Receive	DJUBSTR Index	92,574	3-Month U.S. Treasury Bill rate plus a specified spread	52,870	07/27/2012	SOG	1,302
Receive	DJUBSTR Index	69,696	3-Month U.S. Treasury Bill rate plus a specified spread	18,500	07/27/2012	UAG	482

							$18,686

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.028	08/07/2012	JPM	$	540	$(10)	$0	$(10)
Pay	London Gold Market Fixing Ltd. PM	0.033	08/17/2012	DUB		1,370	(14)	0	(14)
Receive	London Silver Market Fixing Ltd. LBMA	0.090	08/07/2012	MYC		120	2	0	2
Pay	NYMEX Natural Gas August Futures	0.305	07/26/2012	DUB		70	2	0	2
Pay	NYMEX Natural Gas August Futures	0.323	07/26/2012	JPM		130	3	0	3

							$(17)	$0	$(17)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(k)	Purchased options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC London Gold Market Fixing Ltd. PM	GST	$1,565.000	08/06/2012	500	$42	$10
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	200	24	13
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	48	335	73
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	82	517	171

					$918	$267

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$4,200	$214	$118

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Cost (7)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	1,600	$ 134	$124
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012		800	70	65
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		1,200	106	98
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		1,000	85	78

						$ 395	$365

(7)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	JPM	$140.000	11/11/2013	48	$345	$(96)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	82	517	(204)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	500	42	(61)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,650.000	08/08/2012	200	26	(40)

					$930	$(401)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	4,000	$0	$(11)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		4,000	0	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		3,900	0	(11)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		3,900	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		8,500	0	(82)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		8,500	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		9,600	0	(66)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		9,600	0	(4)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		5,900	70	(167)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		5,900	111	(20)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012		7,700	58	(181)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		7,700	116	(4)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		18,000	213	(509)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		18,000	350	(62)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		2,800	26	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		17,600	211	(99)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,100	7	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,900	13	0

								$1,175	$(1,224)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$3,400	$29	$(5)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,100	108	(19)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	1,000	13	(1)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,300	10	(3)

						$160	$(28)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2011	882	$220,900	EUR	2,800	$2,358
Sales	85	83,600		0	1,207
Closing Buys	(137)	(148,100)		(2,800)	(1,300)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 06/30/2012	830	$156,400	EUR	0	$2,265

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2042	$10,000	$10,904	$(10,909)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	17,969	$	17,480	JPM	$0	$(883)	$(883)
07/2012		539		533	MSC	0	(17)	(17)
07/2012	EUR	1,055		1,319	BPS	0	(16)	(16)
07/2012		1,240		1,543	BRC	0	(26)	(26)
07/2012		88		116	DUB	4	0	4
07/2012		2,640		3,317	FBF	0	(24)	(24)
07/2012		5,388		6,817	GSC	0	(1)	(1)
07/2012		4,078		5,137	HUS	0	(24)	(24)
07/2012		13,644		17,077	JPM	0	(190)	(190)
07/2012		96		126	MSC	4	0	4
07/2012		73		91	RYL	0	(1)	(1)
07/2012	GBP	77		120	BPS	0	0	0
07/2012		1,132		1,786	GSC	14	0	14
07/2012		1,132		1,785	HUS	12	0	12
07/2012	IDR	94		0	JPM	0	0	0
07/2012		95		0	UAG	0	0	0
07/2012	INR	189,400		3,667	BRC	273	0	273
07/2012		20,765		375	DUB	3	0	3
07/2012		11,433		205	GST	0	0	0
07/2012		21,402		388	HUS	4	0	4
07/2012		137,006		2,640	JPM	184	0	184
07/2012	KRW	1,133		1	BRC	0	0	0
07/2012	$	3,443	EUR	2,634	BOA	0	(110)	(110)
07/2012		35,090		28,074	BPS	450	(12)	438
07/2012		2,365		1,874	BRC	10	(3)	7
07/2012		2,943		2,363	DUB	52	(4)	48
07/2012		2,448		1,944	MSC	12	0	12
07/2012		3,690		2,875	RBC	11	(62)	(51)
07/2012		515	GBP	331	RBC	3	0	3
07/2012		3,137		2,010	UAG	11	0	11
07/2012		0	IDR	95	JPM	0	0	0
07/2012		0		95	UAG	0	0	0
07/2012		8,215	INR	380,006	UAG	0	(1,404)	(1,404)
07/2012		1	KRW	1,133	UAG	0	0	0
07/2012	ZAR	3,561	$	424	HUS	0	(10)	(10)
08/2012	BRL	961		492	BRC	16	0	16
08/2012		909		447	GSC	0	(3)	(3)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2012	BRL	1,618	$	790	HUS	$0	$(10)	$(10)
08/2012	EUR	25,682		32,060	BPS	0	(449)	(449)
08/2012	GBP	2,010		3,136	UAG	0	(11)	(11)
08/2012	MXN	158		12	JPM	0	0	0
08/2012	$	1,640	BRL	3,400	BRC	42	0	42
08/2012		1,260		2,634	HUS	43	0	43
08/2012		2,574	GBP	1,655	JPM	18	0	18
08/2012		1	SGD	1	UAG	0	0	0
09/2012	CAD	23,109	$	22,482	UAG	0	(177)	(177)
09/2012	JPY	185,429		2,370	BPS	48	0	48
09/2012	$	1	KRW	1,133	BRC	0	0	0
10/2012		1	PHP	24	CBK	0	0	0
02/2013	CNY	17,813	$	2,796	JPM	6	0	6
02/2013	$	2,827	CNY	17,827	BRC	0	(35)	(35)

						$ 1,220	$(3,472)	$(2,252)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$4,574	$0	$4,574
Corporate Bonds & Notes
Banking & Finance	0	82,390	0	82,390
Industrials	0	9,595	0	9,595
Municipal Bonds & Notes
West Virginia	0	75	0	75
U.S. Government Agencies	0	20,362	2,668	23,030
U.S. Treasury Obligations	0	645,114	0	645,114
Mortgage-Backed Securities	0	47,903	2,820	50,723
Asset-Backed Securities	0	44,096	1,047	45,143
Sovereign Issues	0	41,511	0	41,511
Short-Term Instruments
Certificates of Deposit	0	3,621	0	3,621
Repurchase Agreements	0	309,700	0	309,700
Short-Term Notes	0	28,683	0	28,683
U.S. Treasury Bills	0	28,874	0	28,874
PIMCO Short-Term Floating NAV Portfolio	15,780	0	0	15,780
Purchased Options
Commodity Contracts	0	267	0	267
Interest Rate Contracts	0	118 365		483
	$15,780	$1,266,883	$6,900	$1,289,563

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short Sales, at value	$0	$(10,909)	$0	$(10,909)

Financial Derivative Instruments (2) - Assets
Commodity Contracts	689	18,873	0	19,562
Credit Contracts	0	51	0	51
Foreign Exchange Contracts	0	1,220	0	1,220
Interest Rate Contracts	254	888	0	1,142
	$943	$21,032	$0	$21,975

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(1,135)	(725)	0	(1,860)
Credit Contracts	0	(585)	0	(585)
Foreign Exchange Contracts	0	(3,472)	0	(3,472)
Interest Rate Contracts	0	(1,932)	(28)	(1,960)
	$(1,135)	$(6,714)	$(28)	$(7,877)

Totals	$15,588	$1,270,292	$6,872	$1,292,752

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$2,878	$0	$(211)	$0	$0	$1	$0	$0	$2,668	$1
Mortgage-Backed Securities	2,795	0	0	15	0	10	0	0	2,820	10
Asset-Backed Securities	1,974	0	(945)	5	(4)	17	0	0	1,047	31
Purchased Options
Interest Rate Contracts	0	396	0	0	0	(31)	0	0	365	(31)

	$7,647	$396	$(1,156)	$20	$(4)	$(3)	$0	$0	$6,900	$11

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(71)	$0	$0	$0	$0	$42	$0	$0	$(28)	$43

Totals	$7,576	$396	$(1,156)	$20	$(4)	$39	$0	$0	$6,872	$54

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(iv)	The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$2,668	Third Party Vendor	Broker Quote	100.20 - 100.42
Mortgage-Backed Securities	2,820	Third Party Vendor	Broker Quote	78.00 - 98.00
Asset-Backed Securities	1,047	Benchmark Pricing	Base Price	100.18
Purchased Options
Interest Rate Contracts	365	Indicative Market Quotations	Broker Quote	7.79 - 8.14

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(28)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$6,872

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$267	$0	$0	$0	$483	$750
Variation margin receivable on financial derivative instruments (2)	133	0	0	0	129	262
Unrealized appreciation on foreign currency contracts	0	0	0	1,220	0	1,220
Unrealized appreciation on OTC swap agreements	18,873	51	0	0	888	19,812

	$19,273	$51	$0	$1,220	$1,500	$22,044

Liabilities:
Written options outstanding	$401	$0	$0	$0	$1,252	$1,653
Variation margin payable on financial derivative instruments (2)	47	0	0	0	8	55
Unrealized depreciation on foreign currency contracts	0	0	0	3,472	0	3,472
Unrealized depreciation on OTC swap agreements	324	585	0	0	0	909

	$772	$585	$0	$3,472	$1,260	$6,089

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(95)	$0	$0	$0	$(128)	$(223)
Net realized gain (loss) on futures contracts	(463)	0	0	0	1,034	571
Net realized gain on written options	51	0	0	20	989	1,060
Net realized gain (loss) on swaps	(46,991)	199	0	0	291	(46,501)
Net realized gain on foreign currency transactions	0	0	0	3,170	0	3,170

	$(47,498)	$199	$0	$3,190	$2,186	$(41,923)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(294)	$0	$0	$0	$13	$(281)
Net change in unrealized (depreciation) on futures contracts	(182)	0	0	0	(855)	(1,037)
Net change in unrealized appreciation (depreciation) on written options	222	0	0	(14)	(766)	(558)
Net change in unrealized appreciation on swaps	16,483	91	0	0	48	16,622
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(3,038)	0	(3,038)

	$16,229	$91	$0	$(3,052)	$(1,560)	$11,708

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(192) and open centrally cleared swaps cumulative (depreciation) of $(708) as reported in the Notes to Consolidated Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO CommodityRealReturn® Strategy Portfolio			PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
AZD	$0	$0	$0	$(10)	$0	$(10)
BOA	(61)	0	(61)	0	0	0
BPS	20	0	20	0	0	0
BRC	325	(150)	175	1,482	589	2,071
CBK	(192)	0	(192)	317	0	317
DUB	(611)	679	68	1,383	599	1,982
FBF	69	(280)	(211)	2,054	390	2,444
GLM	261	(270)	(9)	1,833	770	2,603
GSC	10	0	10	0	0	0
GST	(92)	0	(92)	(78)	(20)	(98)
HUS	161	0	161	0	0	0
JPM	(658)	0	(658)	1,981	509	2,490
MSC	(1)	(80)	(81)	0	0	0
MYC	516	(270)	246	7,669	(19,468)	(11,799)
RBC	(48)	0	(48)	0	0	0
RYL	127	0	127	0	0	0
SOG	0	0	0	1,302	539	1,841
UAG	(1,191)	989	(202)	482	0	482

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be

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different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sale-buyback financing transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which

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Notes to Financial Statements (Cont.)

securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

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significant unobservable inputs, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United

States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally

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Notes to Financial Statements (Cont.)

cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio

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has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

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Notes to Financial Statements (Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

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Notes to Financial Statements (Cont.)

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into commodity forward, credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the

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June 30, 2012 (Unaudited)

counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

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7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the

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Notes to Financial Statements (Cont.)

securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Consolidated Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Consolidated Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Consolidated Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Consolidated Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

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8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

PIMCO Cayman Commodity Portfolio I Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2012 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio I Ltd.	07/21/2006	08/01/2006	$739,808	$161,929	21.9%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver by PIMCO. For the period ended June 30, 2012, the amount was $461,964.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$5,188

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$65,218	$487,353	$(536,800)	$19	$(10)	$15,780	$53

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$428,227	$471,423	$24,601	$188,708

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	11,262	82,101	24,705	211,747
Advisor Class	2,517	18,732	5,744	50,558
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	1,265	8,934	10,511	86,808
Advisor Class	269	1,919	2,419	20,192
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(6,752)	(49,153)	(19,759)	(169,486)
Advisor Class	(1,736)	(12,679)	(4,664)	(40,234)
Net increase resulting from Portfolio share transactions	6,826	$49,864	18,956	$159,585

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 55% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements,

SEMIANNUAL REPORT	JUNE 30, 2012	37

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,276,262	$18,746	$(5,445)	$13,301

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

38	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	USD	United States Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	OTC	Over-the-Counter
COMEX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	NGCAL19	2019 Calendar Natural Gas
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	oz.	Ounce
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation

SEMIANNUAL REPORT	JUNE 30, 2012	39

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT09SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and

4	PIMCO VARIABLE INSURANCE TRUST

Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO CommodityRealReturn® Strategy Portfolio

Allocation Breakdown‡
U.S. Treasury Obligations	50.0%
Short-Term Instruments	30.0%
Corporate Bonds & Notes	7.1%
Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.5%
Other	5.4%
‡	% of Total Investments as of 06/30/12

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2012
Class Inception (04/30/2012)
PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class	-3.77%
Dow Jones-UBS Commodity Index Total Return±	-4.14%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Institutional Class shares.

± Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12) (a)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$962.30	$1,020.74
Expenses Paid During Period*	$1.36	$4.17
Net Annualized Expense Ratio**	0.83%	0.83%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/30/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since the inception date of 4/30/12). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»

The Portfolio seeks to outperform the Dow Jones-UBS Commodity Index Total Return by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, and by actively managing this collateral portfolio.

»

Commodities sold off during the reporting period as most commodities sectors were impacted by global growth prospects being re-priced lower than previously expected. Energy and industrial metals were most negatively impacted while grain prices held up given warmer than expected weather conditions.

»

Active commodity strategies designed to combat the effects of contango (by holding futures contracts further out on the commodities futures curves) detracted from performance as the deferred roll indexes held within the Portfolio underperformed the Dow Jones-UBS Commodity Index Total Return, which specifies front-month futures contracts.

»

The Portfolio’s construction, which uses U.S. TIPS as collateral, benefited performance as TIPS outperformed the assumed U.S. Treasury bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return. U.S. TIPS posted positive returns during the reporting period amid a continued rally in real yields on the back of expectations for the Federal Reserve to keep interest rates low for a prolonged period of time and a tepid global growth outlook.

»	A focus on intermediate maturity U.S. TIPS was a strong contributor to returns as U.S. real yields rallied in this maturity range during the reporting period.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) contributed to performance as Australian real yields declined during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for Period Ended:	04/30/2012-06/30/2012+

Institutional Class
Net asset value beginning of period	$7.40
Net investment income (a)	0.08
Net realized/unrealized gain (loss)	(0.36)
Total income (loss) from investment operations	(0.28)
Dividends from net investment income	(0.05)
Total distributions	(0.05)
Net asset value end of period	$7.07
Total return	(3.77)%
Net assets end of period (000s)	$10
Ratio of expenses to average net assets	0.83	%*
Ratio of expenses to average net assets excluding waivers	0.96	%*
Ratio of expenses to average net assets excluding interest expense	0.74	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.87	%*
Ratio of net investment income to average net assets	7.21	%*
Portfolio turnover rate	11	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$964,083
Repurchase agreements, at value	309,700
Investments in Affiliates, at value	15,780
Cash	170
Deposits with counterparty	5
Receivable for investments sold	36,228
Receivable for investments sold on a delayed-delivery basis	38,306
Receivable for Portfolio shares sold	428
Interest and dividends receivable	4,389
Dividends receivable from Affiliates	3
Variation margin receivable on financial derivative instruments	262
Reimbursement receivable from PIMCO	67
OTC swap premiums paid	1,412
Unrealized appreciation on foreign currency contracts	1,220
Unrealized appreciation on OTC swap agreements	19,812
Other assets	194
1,392,059

Liabilities:
Payable for investments purchased	$183
Payable for investments in Affiliates purchased	3
Payable for reverse repurchase agreements	2,826
Payable for sale-buyback financing transactions	604,432
Payable for short sales	10,909
Deposits from counterparty	24,406
Payable for Portfolio shares redeemed	246
Overdraft due to custodian	2,438
Written options outstanding	1,653
Accrued investment advisory fees	339
Accrued supervisory and administrative fees	168
Accrued distribution fees	28
Accrued servicing fees	72
Variation margin payable on financial derivative instruments	55
OTC swap premiums received	110
Unrealized depreciation on foreign currency contracts	3,472
Unrealized depreciation on OTC swap agreements	909
Other liabilities	2
652,251

Net Assets	$739,808

Net Assets Consist of:
Paid in capital	$721,464
Undistributed net investment income	11,469
Accumulated undistributed net realized (loss)	(24,583)
Net unrealized appreciation	31,458
$739,808

Net Assets:
Institutional Class	$10
Administrative Class	602,360
Advisor Class	137,438

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	85,178
Advisor Class	19,253

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$7.07
Administrative Class	7.07
Advisor Class	7.14

Cost of Investments	$949,181
Cost of Investments in Affiliates	$15,781
Cost of Repurchase Agreements	$309,700
Proceeds Received on Short Sales	$10,904
Premiums Received on Written Options	$2,265

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$14,160
Dividends	5
Dividends from Affiliate investments	53
Total Income	14,218

Expenses:
Investment advisory fees	2,113
Supervisory and administrative fees	1,045
Servicing fees – Administrative Class	445
Distribution and/or servicing fees – Advisor Class	175
Trustees’ fees	4
Interest expense	319
Total Expenses	4,101
Waiver and/or Reimbursement by PIMCO	(462)
Net Expenses	3,639

Net Investment Income	10,579

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,026)
Net realized gain on Affiliate investments	19
Net realized gain on futures contracts	571
Net realized gain on written options	1,060
Net realized (loss) on swaps	(46,501)
Net realized gain on foreign currency transactions	3,284
Net change in unrealized appreciation on investments	16,725
Net change in unrealized (depreciation) on Affiliate investments	(10)
Net change in unrealized (depreciation) on futures contracts	(1,037)
Net change in unrealized (depreciation) on written options	(558)
Net change in unrealized appreciation on swaps	16,622
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,994)
Net (Loss)	(13,845)

Net (Decrease) in Net Assets Resulting from Operations	$(3,266)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,579	$11,290
Net realized (loss)	(42,612)	(61,751)
Net realized gain (loss) on Affiliate investments	19	(9)
Net change in unrealized appreciation (depreciation)	28,758	(7,591)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(10)	9
Net (decrease) resulting from operations	(3,266)	(58,052)

Distributions to Shareholders:
From net investment income
Institutional Class	0 +	0
Administrative Class	(8,934)	(86,808)
Advisor Class	(1,919)	(20,192)

Total Distributions	(10,853)	(107,000)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	49,864	159,585

Total Increase (Decrease) in Net Assets	35,745	(5,467)

Net Assets:
Beginning of period	704,063	709,530
End of period*	$739,808	$704,063

*Including undistributed net investment income of:	$11,469	$11,743

+	Amount is less than $500.
**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows

Period Ended June 30, 2012
(Amounts in thousands)	PIMCO CommodityRealReturn® Strategy Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(3,266)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(3,118,352)
Proceeds from sales of long-term securities	2,899,395
Proceeds from short-term portfolio investments, net	193,659
Decrease in deposits with counterparty	51
Increase in receivable for investments sold	(49,428)
Decrease in interest and dividends receivable	611
Increase in OTC swap premiums received (paid)	(93)
Decrease in payable for investments purchased	(474,404)
Decrease in accrued investment advisory fees	(34)
Decrease in accrued supervisory and administrative fees	(16)
Decrease in accrued distribution fee	(19)
Increase in accrued servicing fee	19
Increase in manager reimbursement receivable	19
Increase in other liabilities	2
Decrease in variation margin payable on financial derivative instruments	(1,798)
Proceeds from currency transactions	3,328
Proceeds from short sale transactions	95
Net change in unrealized appreciation on investments	(16,725)
Net change in unrealized (depreciation) on Affiliate investments	10
Net change in unrealized (depreciation) on futures contracts	1,037
Net change in unrealized (depreciation) on written options	558
Net change in unrealized appreciation on swaps	(16,622)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	2,994
Net realized loss on investments	(3,337)
Net amortization on investments	3,343
Net cash used for operating activities	(578,973)

Cash flows received from financing activities:
Proceeds from shares sold	100,916
Payment on shares redeemed	(63,399)
Cash dividend paid*	0
Net borrowing of reverse repurchase agreements	(78,103)
Increase in payable for sale-buyback financing transactions	604,432
Increase in overdraft due to custodian	2,438
Increase in payable to counterparty	12,404
Net cash received from financing activities	578,688

Net Decrease in Cash	(285)

Cash and Foreign Currency:
Beginning of period	455
End of period	$170

* Reinvestment of dividends	$10,853

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$(319)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
NRG Energy, Inc.
4.000% due 07/01/2018		$990	$	986
Springleaf Finance Corp.
5.500% due 05/10/2017		3,800		3,588

Total Bank Loan Obligations (Cost $4,772)				4,574

CORPORATE BONDS & NOTES 12.4%

BANKING & FINANCE 11.1%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		730		762
Ally Financial, Inc.
3.868% due 06/20/2014		3,100		3,086
American International Group, Inc.
8.175% due 05/15/2068		800		872
ANZ National International Ltd.
0.907% due 08/19/2014		1,000		1,005
Bank of Montreal
2.850% due 06/09/2015		1,900		2,012
BPCE S.A.
2.375% due 10/04/2013		600		590
Commonwealth Bank of Australia
0.748% due 09/17/2014		15,800		15,874
0.889% due 07/12/2013		8,900		8,936
Dexia Credit Local S.A.
0.867% due 03/05/2013		1,000		970
0.946% due 04/29/2014		7,900		7,416
Ford Motor Credit Co. LLC
3.984% due 12/15/2022		3,000		3,094
7.500% due 08/01/2012		2,000		2,008
HBOS PLC
6.750% due 05/21/2018		1,000		945
HCP, Inc.
6.700% due 01/30/2018		1,000		1,163
International Lease Finance Corp.
5.625% due 09/20/2013		400		411
Merrill Lynch & Co., Inc.
1.403% due 09/27/2012	EUR	200		253
6.050% due 08/15/2012		$4,000		4,022
Morgan Stanley
1.001% due 03/01/2013	EUR	200		250
2.967% due 05/14/2013		$3,100		3,097
National Australia Bank Ltd.
0.969% due 07/08/2014		7,900		7,973
NIBC Bank NV
2.800% due 12/02/2014		5,200		5,399
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		500		464
Westpac Banking Corp.
0.658% due 12/14/2012		10,200		10,205
3.585% due 08/14/2014		1,500		1,583

				82,390

INDUSTRIALS 1.3%
Boston Scientific Corp.
5.450% due 06/15/2014		500		536
Cardinal Health, Inc.
6.000% due 06/15/2017		400		462
NXP BV
3.507% due 10/15/2013	EUR	1,007		1,268
Office Depot, Inc.
6.250% due 08/15/2013		$304		310

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
Rexam PLC
6.750% due 06/01/2013	$400	$	413
RPM International, Inc.
6.500% due 02/15/2018	1,000		1,158
Steel Dynamics, Inc.
7.375% due 11/01/2012	2,000		2,025
UST LLC
6.625% due 07/15/2012	900		902
Volkswagen International Finance NV
1.625% due 08/12/2013	2,500		2,521

			9,595

Total Corporate Bonds & Notes (Cost $91,532)			91,985

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100		75

Total Municipal Bonds & Notes (Cost $94)			75

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
0.595% due 05/25/2042	11		11
0.925% due 02/25/2041	2,258		2,268
1.347% due 10/01/2044	12		13
2.485% due 11/01/2034	80		85
2.556% due 05/25/2035	103		108
4.500% due 04/01/2023 - 04/01/2024	1,887		2,025
5.094% due 07/01/2035	71		76
5.324% due 01/01/2036	380		410
5.365% due 11/01/2035	219		237
5.500% due 12/01/2036	6,046		6,606
Freddie Mac
0.204% due 03/21/2013 (h)(i)	770		770
0.472% due 02/15/2019	585		586
0.505% due 08/25/2031	3		2
0.692% due 08/15/2033	2,538		2,551
1.353% due 02/25/2045	135		131
2.260% due 09/01/2036	355		374
2.367% due 01/01/2034	12		13
2.426% due 07/01/2036	356		377
2.459% due 10/01/2036	269		287
Ginnie Mae
0.544% due 03/20/2037	2,725		2,725
NCUA Guaranteed Notes
0.691% due 10/07/2020	1,081		1,083
0.800% due 12/08/2020	1,579		1,585
Small Business Administration
5.510% due 11/01/2027	616		707

Total U.S. Government Agencies (Cost $22,628)			23,030

U.S. TREASURY OBLIGATIONS 87.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	87,660		91,344
0.125% due 01/15/2022 (h)	28,863		30,602
0.500% due 04/15/2015 (f)(h)	26,856		27,912
0.625% due 07/15/2021 (g)(h)	83,223		92,858
0.750% due 02/15/2042	204		215
1.125% due 01/15/2021	23,504		27,104
1.250% due 04/15/2014 (h)	27,180		28,082
1.250% due 07/15/2020	49,042		57,057

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
1.375% due 07/15/2018	$4,267	$	4,880
1.375% due 01/15/2020	26,382		30,735
1.625% due 01/15/2015	19,999		21,271
1.875% due 07/15/2013	33,569		34,405
1.875% due 07/15/2019	26,773		32,082
2.000% due 01/15/2016 (f)	30,309		33,570
2.000% due 01/15/2016	12,752		14,124
2.000% due 01/15/2026	1,275		1,631
2.125% due 01/15/2019	7,823		9,377
2.375% due 01/15/2017	11,409		13,181
2.375% due 01/15/2025	3,052		4,029
2.500% due 01/15/2029	2,786		3,877
2.625% due 07/15/2017 (h)	16,652		19,808
3.000% due 07/15/2012	54,386		54,425
3.875% due 04/15/2029	140		227
U.S. Treasury Notes
0.500% due 11/30/2012	12,300		12,318

Total U.S. Treasury Obligations (Cost $632,096)			645,114

MORTGAGE-BACKED SECURITIES 6.9%
American General Mortgage Loan Trust
5.150% due 03/25/2058	969		991
Banc of America Large Loan, Inc.
0.752% due 08/15/2029	105		102
1.992% due 11/15/2015	6,175		5,855
5.692% due 06/24/2050	300		336
Banc of America Mortgage Securities, Inc.
3.112% due 06/25/2035	310		261
4.994% due 11/25/2034	197		185
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049	41		41
5.805% due 06/10/2049	41		41
BCAP LLC Trust
5.250% due 08/26/2037	2,400		2,352
5.530% due 03/26/2037	600		468
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	58		57
2.250% due 08/25/2035	107		100
2.570% due 03/25/2035	188		184
2.884% due 03/25/2035	196		163
2.909% due 01/25/2035	620		517
2.926% due 01/25/2035	766		731
3.078% due 03/25/2035	56		55
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	3,284		1,842
2.846% due 01/26/2036	579		344
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	91		106
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	126		118
2.340% due 09/25/2035	142		125
2.580% due 10/25/2035	1,098		966
5.019% due 09/25/2037 ^	918		583
Countrywide Alternative Loan Trust
0.415% due 05/25/2047	2,892		1,786
0.439% due 12/20/2046	2,438		1,320
6.000% due 02/25/2037 ^	408		262
Countrywide Home Loan Mortgage Pass-Through Trust
2.788% due 11/19/2033	9		9
2.902% due 08/25/2034	73		54
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/2021	1,391		1,327
5.383% due 02/15/2040	400		440
5.467% due 09/18/2039	1,000		1,102
DBUBS Mortgage Trust
3.386% due 07/10/2044	5,800		6,211

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
First Horizon Alternative Mortgage Securities
2.592% due 06/25/2034		$30	$	26
Granite Mortgages PLC
1.298% due 09/20/2044	GBP	341		517
Greenpoint Mortgage Funding Trust
0.325% due 01/25/2047 ^		$2		2
0.515% due 11/25/2045		15		9
GS Mortgage Securities Corp.
1.260% due 03/06/2020		300		296
3.849% due 12/10/2043		3,467		3,744
GSR Mortgage Loan Trust
2.858% due 01/25/2035		150		135
Harborview Mortgage Loan Trust
0.483% due 03/19/2036		89		46
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	4,100		5,213
Indymac Mortgage Loan Trust
5.072% due 11/25/2035		$426		332
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310		349
JPMorgan Mortgage Trust
2.773% due 08/25/2035		183		165
2.880% due 07/25/2035		144		138
5.005% due 02/25/2035		471		472
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200		230
MASTR Adjustable Rate Mortgages Trust
2.656% due 11/21/2034		100		99
Mellon Residential Funding Corp.
0.982% due 09/15/2030		414		370
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100		110
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035		409		377
Morgan Stanley Capital, Inc.
6.076% due 06/11/2049		25		28
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		877		879
Permanent Master Issuer PLC
2.057% due 07/15/2042	EUR	400		508
RBSCF Trust
6.203% due 12/16/2049		$600		685
Residential Accredit Loans, Inc.
0.495% due 08/25/2037		2,002		1,191
1.507% due 09/25/2045		253		137
Sequoia Mortgage Trust
0.444% due 07/20/2036		710		578
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		24		14
2.740% due 02/25/2034		40		39
5.500% due 12/25/2034		370		357
Structured Asset Mortgage Investments, Inc.
0.903% due 10/19/2034		37		33
Vornado DP LLC
4.004% due 09/13/2028		1,500		1,646
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		558		520
0.332% due 09/15/2021		482		468
5.088% due 08/15/2041		300		321
5.418% due 01/15/2045		310		346
WaMu Mortgage Pass-Through Certificates
0.928% due 05/25/2047		405		264
5.057% due 12/25/2035		405		355
5.505% due 08/25/2035		117		107
Wells Fargo Mortgage-Backed Securities Trust
2.668% due 03/25/2036		402		341

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
5.000% due 06/25/2033		$245	$	242

Total Mortgage-Backed Securities (Cost $51,216)				50,723

ASSET-BACKED SECURITIES 6.1%
AMMC CDO
0.692% due 05/03/2018		374		368
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	757		890
ARES CLO Ltd.
0.695% due 03/12/2018		$566		556
Babson CLO Ltd.
0.787% due 11/15/2016		260		257
Carrington Mortgage Loan Trust
0.565% due 10/25/2035		78		76
Citibank Omni Master Trust
2.992% due 08/15/2018		6,100		6,409
Commercial Industrial Finance Corp.
0.726% due 05/10/2021		4,600		4,372
0.727% due 03/01/2021		1,300		1,243
Countrywide Asset-Backed Certificates
0.425% due 07/25/2036		1,432		1,215
0.495% due 04/25/2036		209		191
5.410% due 04/25/2036		1,583		1,468
Credit-Based Asset Servicing and Securitization LLC
0.365% due 07/25/2037		29		23
Cumberland CLO Ltd.
0.716% due 11/10/2019		837		822
Duane Street CLO
0.716% due 11/08/2017		344		338
First CLO Ltd.
0.778% due 12/14/2016		100		100
First Franklin Mortgage Loan Asset-Backed Certificates
0.585% due 11/25/2035		5,352		4,847
0.625% due 09/25/2035		2,809		2,767
GSAMP Trust
0.315% due 12/25/2036		84		51
Gulf Stream Compass CLO Ltd.
0.827% due 07/15/2016		67		67
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	147		184
Illinois Student Assistance Commission
0.946% due 04/25/2017		$144		144
Katonah Ltd.
0.788% due 09/20/2016		599		591
Landmark CDO Ltd.
0.767% due 06/01/2017		928		906
LCM LP
0.698% due 03/21/2019		1,100		1,047
Magi Funding PLC
1.314% due 04/11/2021	EUR	558		665
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		$203		144
Nelnet Student Loan Trust
1.166% due 07/25/2018		245		246
North Carolina State Education Assistance Authority
0.916% due 10/26/2020		1,566		1,564
Penta CLO S.A.
1.166% due 06/04/2024	EUR	1,162		1,338
SLM Student Loan Trust
0.506% due 04/25/2019		$2,200		2,125
0.981% due 10/25/2023	EUR	900		1,066
1.892% due 12/15/2017		$399		400
1.966% due 04/25/2023		5,366		5,547
2.350% due 04/15/2039		1,017		1,024

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
Specialty Underwriting & Residential Finance
0.305% due 01/25/2038		$114	$	104
Structured Asset Securities Corp.
1.745% due 04/25/2035		663		567
Symphony CLO Ltd.
0.707% due 05/15/2019		700		680
Wind River CLO Ltd.
0.798% due 12/19/2016		524		511
Wood Street CLO BV
1.347% due 03/29/2021	EUR	189		230

Total Asset-Backed Securities (Cost $44,549)				45,143

SOVEREIGN ISSUES 5.6%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	4,900		9,673
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	2,748		3,510
2.750% due 09/01/2016		14,000		14,596
4.250% due 12/01/2021 (b)		3,236		4,517
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,200		1,441
2.750% due 11/20/2025		5,700		7,341
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	3,318		433

Total Sovereign Issues (Cost $39,614)				41,511

SHORT-TERM INSTRUMENTS 52.3%

CERTIFICATES OF DEPOSIT 0.5%
Banco Bradesco S.A.
1.955% due 01/24/2013		$3,600		3,621

REPURCHASE AGREEMENTS 41.9%
Banc of America Securities LLC
0.170% due 07/02/2012		1,100		1,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $1,123. Repurchase proceeds are $1,100.)
Barclays Capital, Inc.
0.180% due 07/06/2012		221,700		221,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 3.875% due 01/15/2025 - 04/15/2029 valued at $224,789. Repurchase proceeds are $221,703.)
Citigroup Global Markets, Inc.
0.200% due 07/02/2012		7,900		7,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $8,073. Repurchase proceeds are $7,900)
0.220% due 07/02/2012		5,500		5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
JPMorgan Securities, Inc.
0.200% due 07/02/2012		60,100		60,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.125% - 3.125% due 12/15/2012 - 08/31/2013 valued at $61,421. Repurchase proceeds are $60,101.)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	$13,400	$	13,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.250% - 6.125% due 11/15/2027 - 11/15/2040 valued at $5,721 and U.S. Treasury Notes 1.000% due 08/31/2016 valued at $7,945. Repurchase proceeds are $13,400.)

			309,700

SHORT-TERM NOTES 3.9%
Fannie Mae
0.157% due 12/05/2012	2,700		2,699
0.167% due 12/19/2012	4,900		4,897
Federal Home Loan Bank
0.170% due 12/21/2012	11,800		11,793
Freddie Mac
0.162% due 12/17/2012 - 01/22/2013	9,300		9,294

			28,683

U.S. TREASURY BILLS 3.9%
0.160% due 08/02/2012 - 06/27/2013 (a)(d)(f)	28,909		28,874

	SHARES	MARKET VALUE (000s)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.1%
PIMCO Short-Term Floating NAV Portfolio	1,574,874	$15,780

Total Short-Term Instruments (Cost $386,634)		386,658

PURCHASED OPTIONS (k) 0.1%
(Cost $1,527)		750

Total Investments 174.3% (Cost $1,274,662)		$1,289,563

Written Options (l) (0.2%) (Premiums $2,265)		(1,653)

Other Assets and Liabilities (Net) (74.1%)		(548,102)

Net Assets 100.0%		$739,808

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $1,867 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $300,580 at a weighted average interest rate of 0.213%.
(f)	Securities with an aggregate market value of $6,744 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	On June 30, 2012, securities valued at $2,847 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
DEU	0.260%	05/18/2012	11/16/2012	$2,825	$(2,826)

(h)	Securities with an aggregate market value of $1,025 and cash of $5 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2015	44	$84
90-Day Eurodollar March Futures	Long	03/2015	103	159
Brent Crude August Futures	Long	07/2012	14	80
Brent Crude November Futures	Short	10/2012	6	(43)
Brent Crude October Futures	Long	09/2012	12	91
Brent Crude September Futures	Short	08/2012	6	(48)
Copper September Futures	Short	09/2012	20	(69)
Euro-Bund 10-Year Bond September Futures	Short	09/2012	2	11
Gold 100 oz. August Futures	Long	08/2012	18	(69)
Hard Red Winter Wheat September Futures	Long	09/2012	62	258
Platinum October Futures	Long	10/2012	6	6
Soybean July Futures	Long	07/2013	59	197
Soybean May Futures	Long	05/2013	30	57
Soybean November Futures	Short	11/2012	89	(540)
Wheat September Futures	Short	09/2012	62	(366)

				$ (192)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(i) Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $518 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	14,200	$(642)	$(708)

(j) OTC swap agreements outstanding on June 30, 2012:

Commodity Forward Swaps
Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Wheat September Futures	$ 634.500	08/24/2012	AZD	40,000	$(49)	$0	$(49)
Pay	COMEX Gold 100 oz. August Futures	1,638.750	07/30/2012	DUB	810	28	0	28
Receive	KCBT Hard Red Winter Wheat September Futures	658.750	08/24/2012	AZD	40,000	39	0	39
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	84,000	(161)	0	(161)
Receive	NYMEX Platinum October Futures	1,424.500	10/29/2012	DUB	810	23	0	23

						$(120)	$0	$(120)

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.490%	$	400	$(2)	$0	$(2)
HCP, Inc.	GST	(2.910%	)	03/20/2018	1.608%		1,000	(71)	0	(71)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.032%		1,000	(38)	(24)	(14)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.403%		400	(4)	0	(4)
RPM International, Inc.	GST	(1.500%	)	03/20/2018	1.346%		1,000	(9)	0	(9)
UST LLC	BOA	(0.340%	)	09/20/2012	0.129%		900	(1)	0	(1)

								$(125)	$(24)	$(101)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%	$	1,000	$(4)	$(14)	$10
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%		1,800	(101)	(60)	(41)
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.136%		500	(2)	(10)	8
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%		3,300	50	75	(25)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		600	9	12	(3)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		200	3	5	(2)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		200	1	(2)	3
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		400	8	3	5
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		600	12	7	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		1,500	32	12	20
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		4,200	93	99	(6)

							$101	$127	$(26)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	$	800	$64	$119	$(55)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		2,600	209	363	(154)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		1,500	121	212	(91)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		600	49	83	(34)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		900	73	127	(54)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		400	35	54	(19)

						$551	$958	$(407)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC	BRL	1,600	$21	$0	$21
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		14,400	196	22	174
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		3,800	58	17	41
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		400	6	2	4
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		14,800	246	60	186
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		5,200	88	22	66
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		25,400	444	107	337
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		3,700	71	12	59
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	1,700	(1)	(1)	0

							$1,129	$241	$888

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	24,974	3-Month U.S. Treasury Bill rate plus a specified spread	$57,340	07/27/2012	BRC	$1,482
Receive	DJUBSTR Index	42,790	3-Month U.S. Treasury Bill rate plus a specified spread	12,190	07/27/2012	CBK	317
Receive	DJUBSTR Index	217,716	3-Month U.S. Treasury Bill rate plus a specified spread	57,790	07/27/2012	DUB	1,504
Receive	DJUBSTR Index	297,207	3-Month U.S. Treasury Bill rate plus a specified spread	78,890	07/27/2012	FBF	2,054
Receive	DJUBSTR Index	210,885	3-Month U.S. Treasury Bill rate plus a specified spread	70,750	07/27/2012	GLM	1,833
Receive	DJUBSTR Index	291,172	3-Month U.S. Treasury Bill rate plus a specified spread	81,160	07/27/2012	JPM	2,102
Pay	DJUBSTR Index	12,960	3-Month U.S. Treasury Bill rate plus a specified spread	3,440	07/27/2012	JPM	(90)
Receive	DJUBSTR Index	1,067,844	3-Month U.S. Treasury Bill rate plus a specified spread	295,830	07/27/2012	MYC	7,700
Receive	DJUBSTR Index	92,574	3-Month U.S. Treasury Bill rate plus a specified spread	52,870	07/27/2012	SOG	1,302
Receive	DJUBSTR Index	69,696	3-Month U.S. Treasury Bill rate plus a specified spread	18,500	07/27/2012	UAG	482

							$18,686

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.028	08/07/2012	JPM	$	540	$(10)	$0	$(10)
Pay	London Gold Market Fixing Ltd. PM	0.033	08/17/2012	DUB		1,370	(14)	0	(14)
Receive	London Silver Market Fixing Ltd. LBMA	0.090	08/07/2012	MYC		120	2	0	2
Pay	NYMEX Natural Gas August Futures	0.305	07/26/2012	DUB		70	2	0	2
Pay	NYMEX Natural Gas August Futures	0.323	07/26/2012	JPM		130	3	0	3

							$(17)	$0	$(17)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(k)	Purchased options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC London Gold Market Fixing Ltd. PM	GST	$1,565.000	08/06/2012	500	$42	$10
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	200	24	13
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	48	335	73
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	82	517	171

					$918	$267

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$4,200	$214	$118

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Cost (7)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	1,600	$ 134	$124
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012		800	70	65
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		1,200	106	98
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		1,000	85	78

						$ 395	$365

(7)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	JPM	$140.000	11/11/2013	48	$345	$(96)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	82	517	(204)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	500	42	(61)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,650.000	08/08/2012	200	26	(40)

					$930	$(401)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	4,000	$0	$(11)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		4,000	0	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		3,900	0	(11)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		3,900	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		8,500	0	(82)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		8,500	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		9,600	0	(66)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		9,600	0	(4)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		5,900	70	(167)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		5,900	111	(20)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012		7,700	58	(181)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		7,700	116	(4)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		18,000	213	(509)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		18,000	350	(62)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		2,800	26	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		17,600	211	(99)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,100	7	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,900	13	0

								$1,175	$(1,224)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$3,400	$29	$(5)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,100	108	(19)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	1,000	13	(1)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,300	10	(3)

						$160	$(28)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2011	882	$220,900	EUR	2,800	$2,358
Sales	85	83,600		0	1,207
Closing Buys	(137)	(148,100)		(2,800)	(1,300)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 06/30/2012	830	$156,400	EUR	0	$2,265

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2042	$10,000	$10,904	$(10,909)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	17,969	$	17,480	JPM	$0	$(883)	$(883)
07/2012		539		533	MSC	0	(17)	(17)
07/2012	EUR	1,055		1,319	BPS	0	(16)	(16)
07/2012		1,240		1,543	BRC	0	(26)	(26)
07/2012		88		116	DUB	4	0	4
07/2012		2,640		3,317	FBF	0	(24)	(24)
07/2012		5,388		6,817	GSC	0	(1)	(1)
07/2012		4,078		5,137	HUS	0	(24)	(24)
07/2012		13,644		17,077	JPM	0	(190)	(190)
07/2012		96		126	MSC	4	0	4
07/2012		73		91	RYL	0	(1)	(1)
07/2012	GBP	77		120	BPS	0	0	0
07/2012		1,132		1,786	GSC	14	0	14
07/2012		1,132		1,785	HUS	12	0	12
07/2012	IDR	94		0	JPM	0	0	0
07/2012		95		0	UAG	0	0	0
07/2012	INR	189,400		3,667	BRC	273	0	273
07/2012		20,765		375	DUB	3	0	3
07/2012		11,433		205	GST	0	0	0
07/2012		21,402		388	HUS	4	0	4
07/2012		137,006		2,640	JPM	184	0	184
07/2012	KRW	1,133		1	BRC	0	0	0
07/2012	$	3,443	EUR	2,634	BOA	0	(110)	(110)
07/2012		35,090		28,074	BPS	450	(12)	438
07/2012		2,365		1,874	BRC	10	(3)	7
07/2012		2,943		2,363	DUB	52	(4)	48
07/2012		2,448		1,944	MSC	12	0	12
07/2012		3,690		2,875	RBC	11	(62)	(51)
07/2012		515	GBP	331	RBC	3	0	3
07/2012		3,137		2,010	UAG	11	0	11
07/2012		0	IDR	95	JPM	0	0	0
07/2012		0		95	UAG	0	0	0
07/2012		8,215	INR	380,006	UAG	0	(1,404)	(1,404)
07/2012		1	KRW	1,133	UAG	0	0	0
07/2012	ZAR	3,561	$	424	HUS	0	(10)	(10)
08/2012	BRL	961		492	BRC	16	0	16
08/2012		909		447	GSC	0	(3)	(3)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2012	BRL	1,618	$	790	HUS	$0	$(10)	$(10)
08/2012	EUR	25,682		32,060	BPS	0	(449)	(449)
08/2012	GBP	2,010		3,136	UAG	0	(11)	(11)
08/2012	MXN	158		12	JPM	0	0	0
08/2012	$	1,640	BRL	3,400	BRC	42	0	42
08/2012		1,260		2,634	HUS	43	0	43
08/2012		2,574	GBP	1,655	JPM	18	0	18
08/2012		1	SGD	1	UAG	0	0	0
09/2012	CAD	23,109	$	22,482	UAG	0	(177)	(177)
09/2012	JPY	185,429		2,370	BPS	48	0	48
09/2012	$	1	KRW	1,133	BRC	0	0	0
10/2012		1	PHP	24	CBK	0	0	0
02/2013	CNY	17,813	$	2,796	JPM	6	0	6
02/2013	$	2,827	CNY	17,827	BRC	0	(35)	(35)

						$ 1,220	$(3,472)	$(2,252)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$4,574	$0	$4,574
Corporate Bonds & Notes
Banking & Finance	0	82,390	0	82,390
Industrials	0	9,595	0	9,595
Municipal Bonds & Notes
West Virginia	0	75	0	75
U.S. Government Agencies	0	20,362	2,668	23,030
U.S. Treasury Obligations	0	645,114	0	645,114
Mortgage-Backed Securities	0	47,903	2,820	50,723
Asset-Backed Securities	0	44,096	1,047	45,143
Sovereign Issues	0	41,511	0	41,511
Short-Term Instruments
Certificates of Deposit	0	3,621	0	3,621
Repurchase Agreements	0	309,700	0	309,700
Short-Term Notes	0	28,683	0	28,683
U.S. Treasury Bills	0	28,874	0	28,874
PIMCO Short-Term Floating NAV Portfolio	15,780	0	0	15,780
Purchased Options
Commodity Contracts	0	267	0	267
Interest Rate Contracts	0	118 365		483
	$15,780	$1,266,883	$6,900	$1,289,563

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short Sales, at value	$0	$(10,909)	$0	$(10,909)

Financial Derivative Instruments (2) - Assets
Commodity Contracts	689	18,873	0	19,562
Credit Contracts	0	51	0	51
Foreign Exchange Contracts	0	1,220	0	1,220
Interest Rate Contracts	254	888	0	1,142
	$943	$21,032	$0	$21,975

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(1,135)	(725)	0	(1,860)
Credit Contracts	0	(585)	0	(585)
Foreign Exchange Contracts	0	(3,472)	0	(3,472)
Interest Rate Contracts	0	(1,932)	(28)	(1,960)
	$(1,135)	$(6,714)	$(28)	$(7,877)

Totals	$15,588	$1,270,292	$6,872	$1,292,752

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$2,878	$0	$(211)	$0	$0	$1	$0	$0	$2,668	$1
Mortgage-Backed Securities	2,795	0	0	15	0	10	0	0	2,820	10
Asset-Backed Securities	1,974	0	(945)	5	(4)	17	0	0	1,047	31
Purchased Options
Interest Rate Contracts	0	396	0	0	0	(31)	0	0	365	(31)

	$7,647	$396	$(1,156)	$20	$(4)	$(3)	$0	$0	$6,900	$11

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(71)	$0	$0	$0	$0	$42	$0	$0	$(28)	$43

Totals	$7,576	$396	$(1,156)	$20	$(4)	$39	$0	$0	$6,872	$54

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$2,668	Third Party Vendor	Broker Quote	100.20 - 100.42
Mortgage-Backed Securities	2,820	Third Party Vendor	Broker Quote	78.00 - 98.00
Asset-Backed Securities	1,047	Benchmark Pricing	Base Price	100.18
Purchased Options
Interest Rate Contracts	365	Indicative Market Quotations	Broker Quote	7.79 - 8.14

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(28)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$6,872

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$267	$0	$0	$0	$483	$750
Variation margin receivable on financial derivative instruments (2)	133	0	0	0	129	262
Unrealized appreciation on foreign currency contracts	0	0	0	1,220	0	1,220
Unrealized appreciation on OTC swap agreements	18,873	51	0	0	888	19,812

	$19,273	$51	$0	$1,220	$1,500	$22,044

Liabilities:
Written options outstanding	$401	$0	$0	$0	$1,252	$1,653
Variation margin payable on financial derivative instruments (2)	47	0	0	0	8	55
Unrealized depreciation on foreign currency contracts	0	0	0	3,472	0	3,472
Unrealized depreciation on OTC swap agreements	324	585	0	0	0	909

	$772	$585	$0	$3,472	$1,260	$6,089

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(95)	$0	$0	$0	$(128)	$(223)
Net realized gain (loss) on futures contracts	(463)	0	0	0	1,034	571
Net realized gain on written options	51	0	0	20	989	1,060
Net realized gain (loss) on swaps	(46,991)	199	0	0	291	(46,501)
Net realized gain on foreign currency transactions	0	0	0	3,170	0	3,170

	$(47,498)	$199	$0	$3,190	$2,186	$(41,923)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(294)	$0	$0	$0	$13	$(281)
Net change in unrealized (depreciation) on futures contracts	(182)	0	0	0	(855)	(1,037)
Net change in unrealized appreciation (depreciation) on written options	222	0	0	(14)	(766)	(558)
Net change in unrealized appreciation on swaps	16,483	91	0	0	48	16,622
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(3,038)	0	(3,038)

	$16,229	$91	$0	$(3,052)	$(1,560)	$11,708

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(192) and open centrally cleared swaps cumulative (depreciation) of $(708) as reported in the Notes to Consolidated Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO CommodityRealReturn® Strategy Portfolio			PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
AZD	$0	$0	$0	$(10)	$0	$(10)
BOA	(61)	0	(61)	0	0	0
BPS	20	0	20	0	0	0
BRC	325	(150)	175	1,482	589	2,071
CBK	(192)	0	(192)	317	0	317
DUB	(611)	679	68	1,383	599	1,982
FBF	69	(280)	(211)	2,054	390	2,444
GLM	261	(270)	(9)	1,833	770	2,603
GSC	10	0	10	0	0	0
GST	(92)	0	(92)	(78)	(20)	(98)
HUS	161	0	161	0	0	0
JPM	(658)	0	(658)	1,981	509	2,490
MSC	(1)	(80)	(81)	0	0	0
MYC	516	(270)	246	7,669	(19,468)	(11,799)
RBC	(48)	0	(48)	0	0	0
RYL	127	0	127	0	0	0
SOG	0	0	0	1,302	539	1,841
UAG	(1,191)	989	(202)	482	0	482

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sale-buyback financing transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which

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Notes to Financial Statements (Cont.)

securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

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significant unobservable inputs, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United

States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally

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Notes to Financial Statements (Cont.)

cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio

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has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

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Notes to Financial Statements (Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

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Notes to Financial Statements (Cont.)

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into commodity forward, credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the

30	PIMCO VARIABLE INSURANCE TRUST

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counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

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7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Consolidated Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Consolidated Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Consolidated Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Consolidated Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

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8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

PIMCO Cayman Commodity Portfolio I Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2012 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio I Ltd.	07/21/2006	08/01/2006	$739,808	$161,929	21.9%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver by PIMCO. For the period ended June 30, 2012, the amount was $461,964.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$5,188

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$65,218	$487,353	$(536,800)	$19	$(10)	$15,780	$53

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

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12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$428,227	$471,423	$24,601	$188,708

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	11,262	82,101	24,705	211,747
Advisor Class	2,517	18,732	5,744	50,558
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	1,265	8,934	10,511	86,808
Advisor Class	269	1,919	2,419	20,192
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(6,752)	(49,153)	(19,759)	(169,486)
Advisor Class	(1,736)	(12,679)	(4,664)	(40,234)
Net increase resulting from Portfolio share transactions	6,826	$49,864	18,956	$159,585

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 55% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements,

SEMIANNUAL REPORT	JUNE 30, 2012	37

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,276,262	$18,746	$(5,445)	$13,301

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

38	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	USD	United States Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	OTC	Over-the-Counter
COMEX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	NGCAL19	2019 Calendar Natural Gas
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	oz.	Ounce
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation

SEMIANNUAL REPORT	JUNE 30, 2012	39

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT12SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and

4	PIMCO VARIABLE INSURANCE TRUST

Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	50.0%
Short-Term Instruments	30.0%
Corporate Bonds & Notes	7.1%
Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.5%
Other	5.4%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	-0.41%	-9.48%	1.77%	2.05%
Dow Jones-UBS Commodity Index Total Return±	-3.70%	-14.32%	-3.65%	-1.18%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the subsidiary, as supplemented to date, is 1.15% for Advisor Class shares.

± Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$995.90	$1,019.49
Expenses Paid During Period*	$5.36	$5.42
Net Annualized Expense Ratio**	1.08%	1.08%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»

The Portfolio seeks to outperform the Dow Jones-UBS Commodity Index Total Return by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, and by actively managing this collateral portfolio.

»

Commodities sold off during the reporting period as most commodities sectors were impacted by global growth prospects being re-priced lower than previously expected. Energy and industrial metals were most negatively impacted while grain prices held up given warmer than expected weather conditions.

»

Active commodity strategies designed to combat the effects of contango (by holding futures contracts further out on the commodities futures curves) detracted from performance as the deferred roll indexes held within the Portfolio underperformed the Dow Jones-UBS Commodity Index Total Return, which specifies front-month futures contracts.

»

The Portfolio’s construction, which uses U.S. TIPS as collateral, benefited performance as TIPS outperformed the assumed U.S. Treasury bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return. U.S. TIPS posted positive returns during the reporting period amid a continued rally in real yields on the back of expectations for the Federal Reserve to keep interest rates low for a prolonged period of time and a tepid global growth outlook.

»	A focus on intermediate maturity U.S. TIPS was a strong contributor to returns as U.S. real yields rallied in this maturity range during the reporting period.

»	Exposure to Australian real duration (or sensitivity to changes in real interest rates) contributed to performance as Australian real yields declined during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Advisor Class
Net asset value beginning of year or period	$7.27		$9.06	$8.64	$7.01	$13.35	$11.30
Net investment income (a)	0.10		0.12	0.10	0.20	0.42	0.46
Net realized/unrealized gain (loss)	(0.13)		(0.70)	1.72	2.64	(6.08)	2.11
Total income (loss) from investment operations	(0.03)		(0.58)	1.82	2.84	(5.66)	2.57
Dividends from net investment income	(0.10)		(1.21)	(1.25)	(0.44)	(0.56)	(0.52)
Distributions from net realized capital gains	0.00		0.00	(0.15)	(0.77)	(0.12)	0.00
Total distributions	(0.10)		(1.21)	(1.40)	(1.21)	(0.68)	(0.52)
Net asset value end of year or period	$7.14		$7.27	$9.06	$8.64	$7.01	$13.35
Total return	(0.41)%		(7.54)%	24.25%	41.62%	(43.85)%	23.15%
Net assets end of year or period (000s)	$137,438		$132,255	$133,279	$87,037	$42,491	$33,854
Ratio of expenses to average net assets	1.08	%*	1.01%	1.03%	1.08%	1.16%	1.06%
Ratio of expenses to average net assets excluding waivers	1.21	%*	1.15%	1.15%	1.21%	1.25%	1.13%
Ratio of expenses to average net assets excluding interest expense	0.99	%*	0.99%	0.99%	0.99%	0.99%	0.97%
Ratio of expenses to average net assets excluding interest expense and waivers	1.12	%*	1.13%	1.11%	1.12%	1.08%	1.04%
Ratio of net investment income to average net assets	2.80	%*	1.42%	1.21%	2.43%	3.19%	3.76%
Portfolio turnover rate	11	%**	523%**	536%**	742%	1,156%	856%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$964,083
Repurchase agreements, at value	309,700
Investments in Affiliates, at value	15,780
Cash	170
Deposits with counterparty	5
Receivable for investments sold	36,228
Receivable for investments sold on a delayed-delivery basis	38,306
Receivable for Portfolio shares sold	428
Interest and dividends receivable	4,389
Dividends receivable from Affiliates	3
Variation margin receivable on financial derivative instruments	262
Reimbursement receivable from PIMCO	67
OTC swap premiums paid	1,412
Unrealized appreciation on foreign currency contracts	1,220
Unrealized appreciation on OTC swap agreements	19,812
Other assets	194
1,392,059

Liabilities:
Payable for investments purchased	$183
Payable for investments in Affiliates purchased	3
Payable for reverse repurchase agreements	2,826
Payable for sale-buyback financing transactions	604,432
Payable for short sales	10,909
Deposits from counterparty	24,406
Payable for Portfolio shares redeemed	246
Overdraft due to custodian	2,438
Written options outstanding	1,653
Accrued investment advisory fees	339
Accrued supervisory and administrative fees	168
Accrued distribution fees	28
Accrued servicing fees	72
Variation margin payable on financial derivative instruments	55
OTC swap premiums received	110
Unrealized depreciation on foreign currency contracts	3,472
Unrealized depreciation on OTC swap agreements	909
Other liabilities	2
652,251

Net Assets	$739,808

Net Assets Consist of:
Paid in capital	$721,464
Undistributed net investment income	11,469
Accumulated undistributed net realized (loss)	(24,583)
Net unrealized appreciation	31,458
$739,808

Net Assets:
Institutional Class	$10
Administrative Class	602,360
Advisor Class	137,438

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	85,178
Advisor Class	19,253

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$7.07
Administrative Class	7.07
Advisor Class	7.14

Cost of Investments	$949,181
Cost of Investments in Affiliates	$15,781
Cost of Repurchase Agreements	$309,700
Proceeds Received on Short Sales	$10,904
Premiums Received on Written Options	$2,265

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$14,160
Dividends	5
Dividends from Affiliate investments	53
Total Income	14,218

Expenses:
Investment advisory fees	2,113
Supervisory and administrative fees	1,045
Servicing fees – Administrative Class	445
Distribution and/or servicing fees – Advisor Class	175
Trustees’ fees	4
Interest expense	319
Total Expenses	4,101
Waiver and/or Reimbursement by PIMCO	(462)
Net Expenses	3,639

Net Investment Income	10,579

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,026)
Net realized gain on Affiliate investments	19
Net realized gain on futures contracts	571
Net realized gain on written options	1,060
Net realized (loss) on swaps	(46,501)
Net realized gain on foreign currency transactions	3,284
Net change in unrealized appreciation on investments	16,725
Net change in unrealized (depreciation) on Affiliate investments	(10)
Net change in unrealized (depreciation) on futures contracts	(1,037)
Net change in unrealized (depreciation) on written options	(558)
Net change in unrealized appreciation on swaps	16,622
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,994)
Net (Loss)	(13,845)

Net (Decrease) in Net Assets Resulting from Operations	$(3,266)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,579	$11,290
Net realized (loss)	(42,612)	(61,751)
Net realized gain (loss) on Affiliate investments	19	(9)
Net change in unrealized appreciation (depreciation)	28,758	(7,591)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(10)	9
Net (decrease) resulting from operations	(3,266)	(58,052)

Distributions to Shareholders:
From net investment income
Institutional Class	0 +	0
Administrative Class	(8,934)	(86,808)
Advisor Class	(1,919)	(20,192)

Total Distributions	(10,853)	(107,000)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	49,864	159,585

Total Increase (Decrease) in Net Assets	35,745	(5,467)

Net Assets:
Beginning of period	704,063	709,530
End of period*	$739,808	$704,063

*Including undistributed net investment income of:	$11,469	$11,743

+	Amount is less than $500.
**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows

Period Ended June 30, 2012
(Amounts in thousands)	PIMCO CommodityRealReturn® Strategy Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(3,266)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(3,118,352)
Proceeds from sales of long-term securities	2,899,395
Proceeds from short-term portfolio investments, net	193,659
Decrease in deposits with counterparty	51
Increase in receivable for investments sold	(49,428)
Decrease in interest and dividends receivable	611
Increase in OTC swap premiums received (paid)	(93)
Decrease in payable for investments purchased	(474,404)
Decrease in accrued investment advisory fees	(34)
Decrease in accrued supervisory and administrative fees	(16)
Decrease in accrued distribution fee	(19)
Increase in accrued servicing fee	19
Increase in manager reimbursement receivable	19
Increase in other liabilities	2
Decrease in variation margin payable on financial derivative instruments	(1,798)
Proceeds from currency transactions	3,328
Proceeds from short sale transactions	95
Net change in unrealized appreciation on investments	(16,725)
Net change in unrealized (depreciation) on Affiliate investments	10
Net change in unrealized (depreciation) on futures contracts	1,037
Net change in unrealized (depreciation) on written options	558
Net change in unrealized appreciation on swaps	(16,622)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	2,994
Net realized loss on investments	(3,337)
Net amortization on investments	3,343
Net cash used for operating activities	(578,973)

Cash flows received from financing activities:
Proceeds from shares sold	100,916
Payment on shares redeemed	(63,399)
Cash dividend paid*	0
Net borrowing of reverse repurchase agreements	(78,103)
Increase in payable for sale-buyback financing transactions	604,432
Increase in overdraft due to custodian	2,438
Increase in payable to counterparty	12,404
Net cash received from financing activities	578,688

Net Decrease in Cash	(285)

Cash and Foreign Currency:
Beginning of period	455
End of period	$170

* Reinvestment of dividends	$10,853

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$(319)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
NRG Energy, Inc.
4.000% due 07/01/2018		$990	$	986
Springleaf Finance Corp.
5.500% due 05/10/2017		3,800		3,588

Total Bank Loan Obligations (Cost $4,772)				4,574

CORPORATE BONDS & NOTES 12.4%

BANKING & FINANCE 11.1%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		730		762
Ally Financial, Inc.
3.868% due 06/20/2014		3,100		3,086
American International Group, Inc.
8.175% due 05/15/2068		800		872
ANZ National International Ltd.
0.907% due 08/19/2014		1,000		1,005
Bank of Montreal
2.850% due 06/09/2015		1,900		2,012
BPCE S.A.
2.375% due 10/04/2013		600		590
Commonwealth Bank of Australia
0.748% due 09/17/2014		15,800		15,874
0.889% due 07/12/2013		8,900		8,936
Dexia Credit Local S.A.
0.867% due 03/05/2013		1,000		970
0.946% due 04/29/2014		7,900		7,416
Ford Motor Credit Co. LLC
3.984% due 12/15/2022		3,000		3,094
7.500% due 08/01/2012		2,000		2,008
HBOS PLC
6.750% due 05/21/2018		1,000		945
HCP, Inc.
6.700% due 01/30/2018		1,000		1,163
International Lease Finance Corp.
5.625% due 09/20/2013		400		411
Merrill Lynch & Co., Inc.
1.403% due 09/27/2012	EUR	200		253
6.050% due 08/15/2012		$4,000		4,022
Morgan Stanley
1.001% due 03/01/2013	EUR	200		250
2.967% due 05/14/2013		$3,100		3,097
National Australia Bank Ltd.
0.969% due 07/08/2014		7,900		7,973
NIBC Bank NV
2.800% due 12/02/2014		5,200		5,399
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		500		464
Westpac Banking Corp.
0.658% due 12/14/2012		10,200		10,205
3.585% due 08/14/2014		1,500		1,583

				82,390

INDUSTRIALS 1.3%
Boston Scientific Corp.
5.450% due 06/15/2014		500		536
Cardinal Health, Inc.
6.000% due 06/15/2017		400		462
NXP BV
3.507% due 10/15/2013	EUR	1,007		1,268
Office Depot, Inc.
6.250% due 08/15/2013		$304		310

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
Rexam PLC
6.750% due 06/01/2013	$400	$	413
RPM International, Inc.
6.500% due 02/15/2018	1,000		1,158
Steel Dynamics, Inc.
7.375% due 11/01/2012	2,000		2,025
UST LLC
6.625% due 07/15/2012	900		902
Volkswagen International Finance NV
1.625% due 08/12/2013	2,500		2,521

			9,595

Total Corporate Bonds & Notes (Cost $91,532)			91,985

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100		75

Total Municipal Bonds & Notes (Cost $94)			75

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
0.595% due 05/25/2042	11		11
0.925% due 02/25/2041	2,258		2,268
1.347% due 10/01/2044	12		13
2.485% due 11/01/2034	80		85
2.556% due 05/25/2035	103		108
4.500% due 04/01/2023 - 04/01/2024	1,887		2,025
5.094% due 07/01/2035	71		76
5.324% due 01/01/2036	380		410
5.365% due 11/01/2035	219		237
5.500% due 12/01/2036	6,046		6,606
Freddie Mac
0.204% due 03/21/2013 (h)(i)	770		770
0.472% due 02/15/2019	585		586
0.505% due 08/25/2031	3		2
0.692% due 08/15/2033	2,538		2,551
1.353% due 02/25/2045	135		131
2.260% due 09/01/2036	355		374
2.367% due 01/01/2034	12		13
2.426% due 07/01/2036	356		377
2.459% due 10/01/2036	269		287
Ginnie Mae
0.544% due 03/20/2037	2,725		2,725
NCUA Guaranteed Notes
0.691% due 10/07/2020	1,081		1,083
0.800% due 12/08/2020	1,579		1,585
Small Business Administration
5.510% due 11/01/2027	616		707

Total U.S. Government Agencies (Cost $22,628)			23,030

U.S. TREASURY OBLIGATIONS 87.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	87,660		91,344
0.125% due 01/15/2022 (h)	28,863		30,602
0.500% due 04/15/2015 (f)(h)	26,856		27,912
0.625% due 07/15/2021 (g)(h)	83,223		92,858
0.750% due 02/15/2042	204		215
1.125% due 01/15/2021	23,504		27,104
1.250% due 04/15/2014 (h)	27,180		28,082
1.250% due 07/15/2020	49,042		57,057

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
1.375% due 07/15/2018	$4,267	$	4,880
1.375% due 01/15/2020	26,382		30,735
1.625% due 01/15/2015	19,999		21,271
1.875% due 07/15/2013	33,569		34,405
1.875% due 07/15/2019	26,773		32,082
2.000% due 01/15/2016 (f)	30,309		33,570
2.000% due 01/15/2016	12,752		14,124
2.000% due 01/15/2026	1,275		1,631
2.125% due 01/15/2019	7,823		9,377
2.375% due 01/15/2017	11,409		13,181
2.375% due 01/15/2025	3,052		4,029
2.500% due 01/15/2029	2,786		3,877
2.625% due 07/15/2017 (h)	16,652		19,808
3.000% due 07/15/2012	54,386		54,425
3.875% due 04/15/2029	140		227
U.S. Treasury Notes
0.500% due 11/30/2012	12,300		12,318

Total U.S. Treasury Obligations (Cost $632,096)			645,114

MORTGAGE-BACKED SECURITIES 6.9%
American General Mortgage Loan Trust
5.150% due 03/25/2058	969		991
Banc of America Large Loan, Inc.
0.752% due 08/15/2029	105		102
1.992% due 11/15/2015	6,175		5,855
5.692% due 06/24/2050	300		336
Banc of America Mortgage Securities, Inc.
3.112% due 06/25/2035	310		261
4.994% due 11/25/2034	197		185
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049	41		41
5.805% due 06/10/2049	41		41
BCAP LLC Trust
5.250% due 08/26/2037	2,400		2,352
5.530% due 03/26/2037	600		468
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	58		57
2.250% due 08/25/2035	107		100
2.570% due 03/25/2035	188		184
2.884% due 03/25/2035	196		163
2.909% due 01/25/2035	620		517
2.926% due 01/25/2035	766		731
3.078% due 03/25/2035	56		55
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	3,284		1,842
2.846% due 01/26/2036	579		344
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	91		106
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	126		118
2.340% due 09/25/2035	142		125
2.580% due 10/25/2035	1,098		966
5.019% due 09/25/2037 ^	918		583
Countrywide Alternative Loan Trust
0.415% due 05/25/2047	2,892		1,786
0.439% due 12/20/2046	2,438		1,320
6.000% due 02/25/2037 ^	408		262
Countrywide Home Loan Mortgage Pass-Through Trust
2.788% due 11/19/2033	9		9
2.902% due 08/25/2034	73		54
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/2021	1,391		1,327
5.383% due 02/15/2040	400		440
5.467% due 09/18/2039	1,000		1,102
DBUBS Mortgage Trust
3.386% due 07/10/2044	5,800		6,211

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
First Horizon Alternative Mortgage Securities
2.592% due 06/25/2034		$30	$	26
Granite Mortgages PLC
1.298% due 09/20/2044	GBP	341		517
Greenpoint Mortgage Funding Trust
0.325% due 01/25/2047 ^		$2		2
0.515% due 11/25/2045		15		9
GS Mortgage Securities Corp.
1.260% due 03/06/2020		300		296
3.849% due 12/10/2043		3,467		3,744
GSR Mortgage Loan Trust
2.858% due 01/25/2035		150		135
Harborview Mortgage Loan Trust
0.483% due 03/19/2036		89		46
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	4,100		5,213
Indymac Mortgage Loan Trust
5.072% due 11/25/2035		$426		332
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310		349
JPMorgan Mortgage Trust
2.773% due 08/25/2035		183		165
2.880% due 07/25/2035		144		138
5.005% due 02/25/2035		471		472
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200		230
MASTR Adjustable Rate Mortgages Trust
2.656% due 11/21/2034		100		99
Mellon Residential Funding Corp.
0.982% due 09/15/2030		414		370
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100		110
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035		409		377
Morgan Stanley Capital, Inc.
6.076% due 06/11/2049		25		28
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		877		879
Permanent Master Issuer PLC
2.057% due 07/15/2042	EUR	400		508
RBSCF Trust
6.203% due 12/16/2049		$600		685
Residential Accredit Loans, Inc.
0.495% due 08/25/2037		2,002		1,191
1.507% due 09/25/2045		253		137
Sequoia Mortgage Trust
0.444% due 07/20/2036		710		578
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		24		14
2.740% due 02/25/2034		40		39
5.500% due 12/25/2034		370		357
Structured Asset Mortgage Investments, Inc.
0.903% due 10/19/2034		37		33
Vornado DP LLC
4.004% due 09/13/2028		1,500		1,646
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		558		520
0.332% due 09/15/2021		482		468
5.088% due 08/15/2041		300		321
5.418% due 01/15/2045		310		346
WaMu Mortgage Pass-Through Certificates
0.928% due 05/25/2047		405		264
5.057% due 12/25/2035		405		355
5.505% due 08/25/2035		117		107
Wells Fargo Mortgage-Backed Securities Trust
2.668% due 03/25/2036		402		341

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
5.000% due 06/25/2033		$245	$	242

Total Mortgage-Backed Securities (Cost $51,216)				50,723

ASSET-BACKED SECURITIES 6.1%
AMMC CDO
0.692% due 05/03/2018		374		368
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	757		890
ARES CLO Ltd.
0.695% due 03/12/2018		$566		556
Babson CLO Ltd.
0.787% due 11/15/2016		260		257
Carrington Mortgage Loan Trust
0.565% due 10/25/2035		78		76
Citibank Omni Master Trust
2.992% due 08/15/2018		6,100		6,409
Commercial Industrial Finance Corp.
0.726% due 05/10/2021		4,600		4,372
0.727% due 03/01/2021		1,300		1,243
Countrywide Asset-Backed Certificates
0.425% due 07/25/2036		1,432		1,215
0.495% due 04/25/2036		209		191
5.410% due 04/25/2036		1,583		1,468
Credit-Based Asset Servicing and Securitization LLC
0.365% due 07/25/2037		29		23
Cumberland CLO Ltd.
0.716% due 11/10/2019		837		822
Duane Street CLO
0.716% due 11/08/2017		344		338
First CLO Ltd.
0.778% due 12/14/2016		100		100
First Franklin Mortgage Loan Asset-Backed Certificates
0.585% due 11/25/2035		5,352		4,847
0.625% due 09/25/2035		2,809		2,767
GSAMP Trust
0.315% due 12/25/2036		84		51
Gulf Stream Compass CLO Ltd.
0.827% due 07/15/2016		67		67
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	147		184
Illinois Student Assistance Commission
0.946% due 04/25/2017		$144		144
Katonah Ltd.
0.788% due 09/20/2016		599		591
Landmark CDO Ltd.
0.767% due 06/01/2017		928		906
LCM LP
0.698% due 03/21/2019		1,100		1,047
Magi Funding PLC
1.314% due 04/11/2021	EUR	558		665
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		$203		144
Nelnet Student Loan Trust
1.166% due 07/25/2018		245		246
North Carolina State Education Assistance Authority
0.916% due 10/26/2020		1,566		1,564
Penta CLO S.A.
1.166% due 06/04/2024	EUR	1,162		1,338
SLM Student Loan Trust
0.506% due 04/25/2019		$2,200		2,125
0.981% due 10/25/2023	EUR	900		1,066
1.892% due 12/15/2017		$399		400
1.966% due 04/25/2023		5,366		5,547
2.350% due 04/15/2039		1,017		1,024

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
Specialty Underwriting & Residential Finance
0.305% due 01/25/2038		$114	$	104
Structured Asset Securities Corp.
1.745% due 04/25/2035		663		567
Symphony CLO Ltd.
0.707% due 05/15/2019		700		680
Wind River CLO Ltd.
0.798% due 12/19/2016		524		511
Wood Street CLO BV
1.347% due 03/29/2021	EUR	189		230

Total Asset-Backed Securities (Cost $44,549)				45,143

SOVEREIGN ISSUES 5.6%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	4,900		9,673
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	2,748		3,510
2.750% due 09/01/2016		14,000		14,596
4.250% due 12/01/2021 (b)		3,236		4,517
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,200		1,441
2.750% due 11/20/2025		5,700		7,341
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	3,318		433

Total Sovereign Issues (Cost $39,614)				41,511

SHORT-TERM INSTRUMENTS 52.3%

CERTIFICATES OF DEPOSIT 0.5%
Banco Bradesco S.A.
1.955% due 01/24/2013		$3,600		3,621

REPURCHASE AGREEMENTS 41.9%
Banc of America Securities LLC
0.170% due 07/02/2012		1,100		1,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $1,123. Repurchase proceeds are $1,100.)
Barclays Capital, Inc.
0.180% due 07/06/2012		221,700		221,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 3.875% due 01/15/2025 - 04/15/2029 valued at $224,789. Repurchase proceeds are $221,703.)
Citigroup Global Markets, Inc.
0.200% due 07/02/2012		7,900		7,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $8,073. Repurchase proceeds are $7,900)
0.220% due 07/02/2012		5,500		5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
JPMorgan Securities, Inc.
0.200% due 07/02/2012		60,100		60,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.125% - 3.125% due 12/15/2012 - 08/31/2013 valued at $61,421. Repurchase proceeds are $60,101.)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	$13,400	$	13,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.250% - 6.125% due 11/15/2027 - 11/15/2040 valued at $5,721 and U.S. Treasury Notes 1.000% due 08/31/2016 valued at $7,945. Repurchase proceeds are $13,400.)

			309,700

SHORT-TERM NOTES 3.9%
Fannie Mae
0.157% due 12/05/2012	2,700		2,699
0.167% due 12/19/2012	4,900		4,897
Federal Home Loan Bank
0.170% due 12/21/2012	11,800		11,793
Freddie Mac
0.162% due 12/17/2012 - 01/22/2013	9,300		9,294

			28,683

U.S. TREASURY BILLS 3.9%
0.160% due 08/02/2012 - 06/27/2013 (a)(d)(f)	28,909		28,874

	SHARES	MARKET VALUE (000s)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.1%
PIMCO Short-Term Floating NAV Portfolio	1,574,874	$15,780

Total Short-Term Instruments (Cost $386,634)		386,658

PURCHASED OPTIONS (k) 0.1%
(Cost $1,527)		750

Total Investments 174.3% (Cost $1,274,662)		$1,289,563

Written Options (l) (0.2%) (Premiums $2,265)		(1,653)

Other Assets and Liabilities (Net) (74.1%)		(548,102)

Net Assets 100.0%		$739,808

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $1,867 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $300,580 at a weighted average interest rate of 0.213%.
(f)	Securities with an aggregate market value of $6,744 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	On June 30, 2012, securities valued at $2,847 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
DEU	0.260%	05/18/2012	11/16/2012	$2,825	$(2,826)

(h)	Securities with an aggregate market value of $1,025 and cash of $5 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2015	44	$84
90-Day Eurodollar March Futures	Long	03/2015	103	159
Brent Crude August Futures	Long	07/2012	14	80
Brent Crude November Futures	Short	10/2012	6	(43)
Brent Crude October Futures	Long	09/2012	12	91
Brent Crude September Futures	Short	08/2012	6	(48)
Copper September Futures	Short	09/2012	20	(69)
Euro-Bund 10-Year Bond September Futures	Short	09/2012	2	11
Gold 100 oz. August Futures	Long	08/2012	18	(69)
Hard Red Winter Wheat September Futures	Long	09/2012	62	258
Platinum October Futures	Long	10/2012	6	6
Soybean July Futures	Long	07/2013	59	197
Soybean May Futures	Long	05/2013	30	57
Soybean November Futures	Short	11/2012	89	(540)
Wheat September Futures	Short	09/2012	62	(366)

				$ (192)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(i) Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $518 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	14,200	$(642)	$(708)

(j) OTC swap agreements outstanding on June 30, 2012:

Commodity Forward Swaps
Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Wheat September Futures	$ 634.500	08/24/2012	AZD	40,000	$(49)	$0	$(49)
Pay	COMEX Gold 100 oz. August Futures	1,638.750	07/30/2012	DUB	810	28	0	28
Receive	KCBT Hard Red Winter Wheat September Futures	658.750	08/24/2012	AZD	40,000	39	0	39
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	84,000	(161)	0	(161)
Receive	NYMEX Platinum October Futures	1,424.500	10/29/2012	DUB	810	23	0	23

						$(120)	$0	$(120)

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.490%	$	400	$(2)	$0	$(2)
HCP, Inc.	GST	(2.910%	)	03/20/2018	1.608%		1,000	(71)	0	(71)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.032%		1,000	(38)	(24)	(14)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.403%		400	(4)	0	(4)
RPM International, Inc.	GST	(1.500%	)	03/20/2018	1.346%		1,000	(9)	0	(9)
UST LLC	BOA	(0.340%	)	09/20/2012	0.129%		900	(1)	0	(1)

								$(125)	$(24)	$(101)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%	$	1,000	$(4)	$(14)	$10
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%		1,800	(101)	(60)	(41)
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.136%		500	(2)	(10)	8
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%		3,300	50	75	(25)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		600	9	12	(3)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		200	3	5	(2)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		200	1	(2)	3
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		400	8	3	5
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		600	12	7	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		1,500	32	12	20
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		4,200	93	99	(6)

							$101	$127	$(26)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	$	800	$64	$119	$(55)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		2,600	209	363	(154)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		1,500	121	212	(91)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		600	49	83	(34)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		900	73	127	(54)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		400	35	54	(19)

						$551	$958	$(407)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC	BRL	1,600	$21	$0	$21
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		14,400	196	22	174
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		3,800	58	17	41
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		400	6	2	4
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		14,800	246	60	186
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		5,200	88	22	66
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		25,400	444	107	337
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		3,700	71	12	59
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	1,700	(1)	(1)	0

							$1,129	$241	$888

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	24,974	3-Month U.S. Treasury Bill rate plus a specified spread	$57,340	07/27/2012	BRC	$1,482
Receive	DJUBSTR Index	42,790	3-Month U.S. Treasury Bill rate plus a specified spread	12,190	07/27/2012	CBK	317
Receive	DJUBSTR Index	217,716	3-Month U.S. Treasury Bill rate plus a specified spread	57,790	07/27/2012	DUB	1,504
Receive	DJUBSTR Index	297,207	3-Month U.S. Treasury Bill rate plus a specified spread	78,890	07/27/2012	FBF	2,054
Receive	DJUBSTR Index	210,885	3-Month U.S. Treasury Bill rate plus a specified spread	70,750	07/27/2012	GLM	1,833
Receive	DJUBSTR Index	291,172	3-Month U.S. Treasury Bill rate plus a specified spread	81,160	07/27/2012	JPM	2,102
Pay	DJUBSTR Index	12,960	3-Month U.S. Treasury Bill rate plus a specified spread	3,440	07/27/2012	JPM	(90)
Receive	DJUBSTR Index	1,067,844	3-Month U.S. Treasury Bill rate plus a specified spread	295,830	07/27/2012	MYC	7,700
Receive	DJUBSTR Index	92,574	3-Month U.S. Treasury Bill rate plus a specified spread	52,870	07/27/2012	SOG	1,302
Receive	DJUBSTR Index	69,696	3-Month U.S. Treasury Bill rate plus a specified spread	18,500	07/27/2012	UAG	482

							$18,686

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.028	08/07/2012	JPM	$	540	$(10)	$0	$(10)
Pay	London Gold Market Fixing Ltd. PM	0.033	08/17/2012	DUB		1,370	(14)	0	(14)
Receive	London Silver Market Fixing Ltd. LBMA	0.090	08/07/2012	MYC		120	2	0	2
Pay	NYMEX Natural Gas August Futures	0.305	07/26/2012	DUB		70	2	0	2
Pay	NYMEX Natural Gas August Futures	0.323	07/26/2012	JPM		130	3	0	3

							$(17)	$0	$(17)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(k)	Purchased options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC London Gold Market Fixing Ltd. PM	GST	$1,565.000	08/06/2012	500	$42	$10
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	200	24	13
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	48	335	73
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	82	517	171

					$918	$267

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$4,200	$214	$118

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Cost (7)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	1,600	$ 134	$124
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012		800	70	65
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		1,200	106	98
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		1,000	85	78

						$ 395	$365

(7)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	JPM	$140.000	11/11/2013	48	$345	$(96)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	82	517	(204)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	500	42	(61)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,650.000	08/08/2012	200	26	(40)

					$930	$(401)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	4,000	$0	$(11)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		4,000	0	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		3,900	0	(11)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		3,900	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		8,500	0	(82)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		8,500	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		9,600	0	(66)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		9,600	0	(4)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		5,900	70	(167)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		5,900	111	(20)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012		7,700	58	(181)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		7,700	116	(4)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		18,000	213	(509)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		18,000	350	(62)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		2,800	26	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		17,600	211	(99)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,100	7	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,900	13	0

								$1,175	$(1,224)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$3,400	$29	$(5)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,100	108	(19)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	1,000	13	(1)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,300	10	(3)

						$160	$(28)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2011	882	$220,900	EUR	2,800	$2,358
Sales	85	83,600		0	1,207
Closing Buys	(137)	(148,100)		(2,800)	(1,300)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 06/30/2012	830	$156,400	EUR	0	$2,265

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2042	$10,000	$10,904	$(10,909)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	17,969	$	17,480	JPM	$0	$(883)	$(883)
07/2012		539		533	MSC	0	(17)	(17)
07/2012	EUR	1,055		1,319	BPS	0	(16)	(16)
07/2012		1,240		1,543	BRC	0	(26)	(26)
07/2012		88		116	DUB	4	0	4
07/2012		2,640		3,317	FBF	0	(24)	(24)
07/2012		5,388		6,817	GSC	0	(1)	(1)
07/2012		4,078		5,137	HUS	0	(24)	(24)
07/2012		13,644		17,077	JPM	0	(190)	(190)
07/2012		96		126	MSC	4	0	4
07/2012		73		91	RYL	0	(1)	(1)
07/2012	GBP	77		120	BPS	0	0	0
07/2012		1,132		1,786	GSC	14	0	14
07/2012		1,132		1,785	HUS	12	0	12
07/2012	IDR	94		0	JPM	0	0	0
07/2012		95		0	UAG	0	0	0
07/2012	INR	189,400		3,667	BRC	273	0	273
07/2012		20,765		375	DUB	3	0	3
07/2012		11,433		205	GST	0	0	0
07/2012		21,402		388	HUS	4	0	4
07/2012		137,006		2,640	JPM	184	0	184
07/2012	KRW	1,133		1	BRC	0	0	0
07/2012	$	3,443	EUR	2,634	BOA	0	(110)	(110)
07/2012		35,090		28,074	BPS	450	(12)	438
07/2012		2,365		1,874	BRC	10	(3)	7
07/2012		2,943		2,363	DUB	52	(4)	48
07/2012		2,448		1,944	MSC	12	0	12
07/2012		3,690		2,875	RBC	11	(62)	(51)
07/2012		515	GBP	331	RBC	3	0	3
07/2012		3,137		2,010	UAG	11	0	11
07/2012		0	IDR	95	JPM	0	0	0
07/2012		0		95	UAG	0	0	0
07/2012		8,215	INR	380,006	UAG	0	(1,404)	(1,404)
07/2012		1	KRW	1,133	UAG	0	0	0
07/2012	ZAR	3,561	$	424	HUS	0	(10)	(10)
08/2012	BRL	961		492	BRC	16	0	16
08/2012		909		447	GSC	0	(3)	(3)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2012	BRL	1,618	$	790	HUS	$0	$(10)	$(10)
08/2012	EUR	25,682		32,060	BPS	0	(449)	(449)
08/2012	GBP	2,010		3,136	UAG	0	(11)	(11)
08/2012	MXN	158		12	JPM	0	0	0
08/2012	$	1,640	BRL	3,400	BRC	42	0	42
08/2012		1,260		2,634	HUS	43	0	43
08/2012		2,574	GBP	1,655	JPM	18	0	18
08/2012		1	SGD	1	UAG	0	0	0
09/2012	CAD	23,109	$	22,482	UAG	0	(177)	(177)
09/2012	JPY	185,429		2,370	BPS	48	0	48
09/2012	$	1	KRW	1,133	BRC	0	0	0
10/2012		1	PHP	24	CBK	0	0	0
02/2013	CNY	17,813	$	2,796	JPM	6	0	6
02/2013	$	2,827	CNY	17,827	BRC	0	(35)	(35)

						$ 1,220	$(3,472)	$(2,252)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$4,574	$0	$4,574
Corporate Bonds & Notes
Banking & Finance	0	82,390	0	82,390
Industrials	0	9,595	0	9,595
Municipal Bonds & Notes
West Virginia	0	75	0	75
U.S. Government Agencies	0	20,362	2,668	23,030
U.S. Treasury Obligations	0	645,114	0	645,114
Mortgage-Backed Securities	0	47,903	2,820	50,723
Asset-Backed Securities	0	44,096	1,047	45,143
Sovereign Issues	0	41,511	0	41,511
Short-Term Instruments
Certificates of Deposit	0	3,621	0	3,621
Repurchase Agreements	0	309,700	0	309,700
Short-Term Notes	0	28,683	0	28,683
U.S. Treasury Bills	0	28,874	0	28,874
PIMCO Short-Term Floating NAV Portfolio	15,780	0	0	15,780
Purchased Options
Commodity Contracts	0	267	0	267
Interest Rate Contracts	0	118 365		483
	$15,780	$1,266,883	$6,900	$1,289,563

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short Sales, at value	$0	$(10,909)	$0	$(10,909)

Financial Derivative Instruments (2) - Assets
Commodity Contracts	689	18,873	0	19,562
Credit Contracts	0	51	0	51
Foreign Exchange Contracts	0	1,220	0	1,220
Interest Rate Contracts	254	888	0	1,142
	$943	$21,032	$0	$21,975

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(1,135)	(725)	0	(1,860)
Credit Contracts	0	(585)	0	(585)
Foreign Exchange Contracts	0	(3,472)	0	(3,472)
Interest Rate Contracts	0	(1,932)	(28)	(1,960)
	$(1,135)	$(6,714)	$(28)	$(7,877)

Totals	$15,588	$1,270,292	$6,872	$1,292,752

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$2,878	$0	$(211)	$0	$0	$1	$0	$0	$2,668	$1
Mortgage-Backed Securities	2,795	0	0	15	0	10	0	0	2,820	10
Asset-Backed Securities	1,974	0	(945)	5	(4)	17	0	0	1,047	31
Purchased Options
Interest Rate Contracts	0	396	0	0	0	(31)	0	0	365	(31)

	$7,647	$396	$(1,156)	$20	$(4)	$(3)	$0	$0	$6,900	$11

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(71)	$0	$0	$0	$0	$42	$0	$0	$(28)	$43

Totals	$7,576	$396	$(1,156)	$20	$(4)	$39	$0	$0	$6,872	$54

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(iv)	The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$2,668	Third Party Vendor	Broker Quote	100.20 - 100.42
Mortgage-Backed Securities	2,820	Third Party Vendor	Broker Quote	78.00 - 98.00
Asset-Backed Securities	1,047	Benchmark Pricing	Base Price	100.18
Purchased Options
Interest Rate Contracts	365	Indicative Market Quotations	Broker Quote	7.79 - 8.14

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(28)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$6,872

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$267	$0	$0	$0	$483	$750
Variation margin receivable on financial derivative instruments (2)	133	0	0	0	129	262
Unrealized appreciation on foreign currency contracts	0	0	0	1,220	0	1,220
Unrealized appreciation on OTC swap agreements	18,873	51	0	0	888	19,812

	$19,273	$51	$0	$1,220	$1,500	$22,044

Liabilities:
Written options outstanding	$401	$0	$0	$0	$1,252	$1,653
Variation margin payable on financial derivative instruments (2)	47	0	0	0	8	55
Unrealized depreciation on foreign currency contracts	0	0	0	3,472	0	3,472
Unrealized depreciation on OTC swap agreements	324	585	0	0	0	909

	$772	$585	$0	$3,472	$1,260	$6,089

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(95)	$0	$0	$0	$(128)	$(223)
Net realized gain (loss) on futures contracts	(463)	0	0	0	1,034	571
Net realized gain on written options	51	0	0	20	989	1,060
Net realized gain (loss) on swaps	(46,991)	199	0	0	291	(46,501)
Net realized gain on foreign currency transactions	0	0	0	3,170	0	3,170

	$(47,498)	$199	$0	$3,190	$2,186	$(41,923)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(294)	$0	$0	$0	$13	$(281)
Net change in unrealized (depreciation) on futures contracts	(182)	0	0	0	(855)	(1,037)
Net change in unrealized appreciation (depreciation) on written options	222	0	0	(14)	(766)	(558)
Net change in unrealized appreciation on swaps	16,483	91	0	0	48	16,622
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(3,038)	0	(3,038)

	$16,229	$91	$0	$(3,052)	$(1,560)	$11,708

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(192) and open centrally cleared swaps cumulative (depreciation) of $(708) as reported in the Notes to Consolidated Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO CommodityRealReturn® Strategy Portfolio			PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
AZD	$0	$0	$0	$(10)	$0	$(10)
BOA	(61)	0	(61)	0	0	0
BPS	20	0	20	0	0	0
BRC	325	(150)	175	1,482	589	2,071
CBK	(192)	0	(192)	317	0	317
DUB	(611)	679	68	1,383	599	1,982
FBF	69	(280)	(211)	2,054	390	2,444
GLM	261	(270)	(9)	1,833	770	2,603
GSC	10	0	10	0	0	0
GST	(92)	0	(92)	(78)	(20)	(98)
HUS	161	0	161	0	0	0
JPM	(658)	0	(658)	1,981	509	2,490
MSC	(1)	(80)	(81)	0	0	0
MYC	516	(270)	246	7,669	(19,468)	(11,799)
RBC	(48)	0	(48)	0	0	0
RYL	127	0	127	0	0	0
SOG	0	0	0	1,302	539	1,841
UAG	(1,191)	989	(202)	482	0	482

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sale-buyback financing transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

significant unobservable inputs, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United

States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally

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Notes to Financial Statements (Cont.)

cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio

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has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

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Notes to Financial Statements (Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

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Notes to Financial Statements (Cont.)

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into commodity forward, credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the

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counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Consolidated Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Consolidated Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Consolidated Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Consolidated Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

PIMCO Cayman Commodity Portfolio I Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2012 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio I Ltd.	07/21/2006	08/01/2006	$739,808	$161,929	21.9%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver by PIMCO. For the period ended June 30, 2012, the amount was $461,964.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$5,188

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$65,218	$487,353	$(536,800)	$19	$(10)	$15,780	$53

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$428,227	$471,423	$24,601	$188,708

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	11,262	82,101	24,705	211,747
Advisor Class	2,517	18,732	5,744	50,558
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	1,265	8,934	10,511	86,808
Advisor Class	269	1,919	2,419	20,192
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(6,752)	(49,153)	(19,759)	(169,486)
Advisor Class	(1,736)	(12,679)	(4,664)	(40,234)
Net increase resulting from Portfolio share transactions	6,826	$49,864	18,956	$159,585

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 55% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements,

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Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,276,262	$18,746	$(5,445)	$13,301

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

38	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	USD	United States Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	OTC	Over-the-Counter
COMEX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	NGCAL19	2019 Calendar Natural Gas
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	oz.	Ounce
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation

SEMIANNUAL REPORT	JUNE 30, 2012	39

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT11SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Mexico	11.8%
Brazil	8.3%
Venezuela	7.5%
Russia	7.2%
Turkey	7.1%
Indonesia	6.9%
Short-Term Instruments	6.5%
Other	44.7%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (09/30/2002)
PIMCO Emerging Markets Bond Portfolio Administrative Class	7.54%	9.45%	8.30%	12.49%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	7.45%	10.90%	9.44%	12.09%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Administrative Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,075.40	$1,019.89
Expenses Paid During Period*	$5.16	$5.02
Net Annualized Expense Ratio	1.00%	1.00%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»

An underweight to Argentina benefited performance as the Argentine sub-index underperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “Portfolio’s benchmark index”) during the reporting period.

»

An out-of-benchmark allocation to emerging markets corporates benefited relative performance as the JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Diversified outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Lebanon benefited performance as the Lebanon sub-index underperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Venezuela detracted from relative performance as the Venezuelan sub-index outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Turkey detracted from relative performance as the Turkey sub-index outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Ivory Coast detracted from relative performance as the Ivory Coast sub-index outperformed the Portfolio’s benchmark index during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$13.65		$13.54	$12.68	$10.32	$13.67	$13.96
Net investment income (a)	0.32		0.65	0.60	0.62	0.75	0.74
Net realized/unrealized gain (loss)	0.70		0.19	0.91	2.44	(2.70)	0.05
Total income (loss) from investment operations	1.02		0.84	1.51	3.06	(1.95)	0.79
Dividends from net investment income	(0.35)		(0.73)	(0.65)	(0.70)	(0.83)	(0.80)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.57)	(0.28)
Total distributions	(0.35)		(0.73)	(0.65)	(0.70)	(1.40)	(1.08)
Net asset value end of year or period	$14.32		$13.65	$13.54	$12.68	$10.32	$13.67
Total return	7.54%		6.32%	12.15%	30.51%	(14.57)%	5.80%
Net assets end of year or period (000s)	$316,242		$287,309	$295,917	$183,934	$127,501	$196,497
Ratio of expenses to average net assets	1.00	%*	1.00%	1.00%	1.01%	1.13%	1.00%
Ratio of expenses to average net assets excluding interest expense	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	4.55	%*	4.79%	4.47%	5.39%	5.87%	5.33%
Portfolio turnover rate	3	%**	15%**	197%**	234%	198%	145%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$324,278
Investments in Affiliates, at value	22,105
Repurchase agreements, at value	338
Cash	1
Deposits with counterparty	357
Foreign currency, at value	195
Receivable for investments sold	716
Receivable for Portfolio shares sold	685
Interest and dividends receivable	5,463
Dividends receivable from Affiliates	5
Variation margin receivable on financial derivative instruments	81
OTC swap premiums paid	1,581
Unrealized appreciation on foreign currency contracts	389
Unrealized appreciation on OTC swap agreements	5,739
361,933

Liabilities:
Payable for investments purchased	$2,981
Payable for investments in Affiliates purchased	5
Deposits from counterparty	5,035
Payable for Portfolio shares redeemed	89
Written options outstanding	4
Accrued investment advisory fees	129
Accrued supervisory and administrative fees	115
Accrued distribution fees	7
Accrued servicing fees	39
Variation margin payable on financial derivative instruments	95
OTC swap premiums received	1,591
Unrealized depreciation on foreign currency contracts	474
Unrealized depreciation on OTC swap agreements	569
Other liabilities	8
11,141

Net Assets	$350,792

Net Assets Consist of:
Paid in capital	$320,072
Undistributed net investment income	742
Accumulated undistributed net realized (loss)	(3,093)
Net unrealized appreciation	33,071
$350,792

Net Assets:
Institutional Class	$10
Administrative Class	316,242
Advisor Class	34,540

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	22,090
Advisor Class	2,413

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.32
Administrative Class	14.32
Advisor Class	14.32

Cost of Investments	$296,036
Cost of Investments in Affiliates	$22,107
Cost of Repurchase Agreements	$338
Cost of Foreign Currency Held	$192
Premiums Received on Written Options	$166

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest, net of foreign taxes*	$9,286
Dividends from Affiliate investments	40
Total Income	9,326

Expenses:
Investment advisory fees	751
Supervisory and administrative fees	668
Servicing fees – Administrative Class	230
Distribution and/or servicing fees – Advisor Class	40
Trustees’ fees	2
Interest expense	3
Total Expenses	1,694

Net Investment Income	7,632

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	49
Net realized gain on Affiliate investments	19
Net realized gain on futures contracts	607
Net realized gain on swaps	442
Net realized gain on foreign currency transactions	276
Net change in unrealized appreciation on investments	12,517
Net change in unrealized (depreciation) on Affiliate investments	(3)
Net change in unrealized (depreciation) on futures contracts	(87)
Net change in unrealized appreciation on written options	19
Net change in unrealized appreciation on swaps	2,399
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(118)
Net Gain	16,120

Net Increase in Net Assets Resulting from Operations	$23,752

* Foreign tax withholdings	$10

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,632	$15,836
Net realized gain	1,374	6,149
Net realized gain on Affiliate investments	19	2
Net change in unrealized appreciation (depreciation)	14,730	(1,533)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(3)	1
Net increase resulting from operations	23,752	20,455

Distributions to Shareholders:
From net investment income
Institutional Class	0 +	0
Administrative Class	(7,635)	(16,281)
Advisor Class	(761)	(1,321)

Total Distributions	(8,396)	(17,602)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	20,238	(9,404)

Total Increase (Decrease) in Net Assets	35,594	(6,551)

Net Assets:
Beginning of period	315,198	321,749
End of period*	$350,792	$315,198

*Including undistributed net investment income of:	$742	$1,506

+	Amount is less than $500.
**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRIA 0.2%

CORPORATE BONDS & NOTES 0.2%
OGX Austria GmbH
8.375% due 04/01/2022		$1,000	$865

Total Austria (Cost $1,000)			865

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,001

Total Bahrain (Cost $1,016)			1,001

BARBADOS 0.4%

CORPORATE BONDS & NOTES 0.4%
Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,398

Total Barbados (Cost $1,364)			1,398

BERMUDA 0.4%

CORPORATE BONDS & NOTES 0.4%
Qtel International Finance Ltd.
4.750% due 02/16/2021		$1,400	1,494

Total Bermuda (Cost $1,346)			1,494

BRAZIL 8.2%

CORPORATE BONDS & NOTES 6.4%
Banco do Brasil S.A.
4.500% due 01/22/2015		$400	425
4.500% due 01/20/2016	EUR	800	1,051
6.000% due 01/22/2020		$2,620	2,987
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	448
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,290
Banco Votorantim S.A.
5.250% due 02/11/2016		800	822
BM&FBovespa S.A.
5.500% due 07/16/2020		500	535
Braskem Finance Ltd.
5.750% due 04/15/2021		900	929
7.000% due 05/07/2020		1,000	1,098
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	1,987
CSN Islands Corp.
6.875% due 09/21/2019		1,950	2,136
CSN Resources S.A.
6.500% due 07/21/2020		1,080	1,175
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		900	907
7.500% due 05/04/2020		1,100	1,144
Petrobras International Finance Co.
5.750% due 01/20/2020		1,000	1,100
7.875% due 03/15/2019		2,100	2,566
8.375% due 12/10/2018		900	1,128
Vale Overseas Ltd.
6.875% due 11/21/2036		760	886

			22,614

SOVEREIGN ISSUES 1.8%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		840	989
6.500% due 06/10/2019		1,700	2,036

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Government International Bond
5.625% due 01/07/2041		$350	$431
7.125% due 01/20/2037		600	868
8.750% due 02/04/2025		300	465
8.875% due 04/15/2024		350	542
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	39	20
10.000% due 01/01/2014		113	58
10.000% due 01/01/2017		1,427	730

			6,139

Total Brazil (Cost $26,628)			28,753

CAYMAN ISLANDS 2.3%

CORPORATE BONDS & NOTES 2.3%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	832
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	615
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	403
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		300	341
7.625% due 04/09/2019		200	248
Interoceanica Finance Ltd.
0.000% due 11/30/2018		147	122
0.000% due 11/30/2025		428	253
0.000% due 05/15/2030		800	314
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	259
5.000% due 11/15/2020		1,000	1,073
Mongolian Mining Corp.
8.875% due 03/29/2017		1,600	1,608
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		1,666	1,753
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		161	143
Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	211

Total Cayman Islands (Cost $7,879)			8,175

CHILE 1.2%

CORPORATE BONDS & NOTES 1.2%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	737
Banco Santander Chile
3.750% due 09/22/2015		1,300	1,307
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,183
E.CL S.A.
5.625% due 01/15/2021		800	872

Total Chile (Cost $3,779)			4,099

CHINA 0.7%

CORPORATE BONDS & NOTES 0.5%
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		$850	889
4.875% due 05/17/2042		700	749

			1,638

SOVEREIGN ISSUES 0.2%
Export-Import Bank of China
4.875% due 07/21/2015		550	600

Total China (Cost $2,090)			2,238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 3.8%

CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	$4,301

SOVEREIGN ISSUES 2.6%
Colombia Government International Bond
6.125% due 01/18/2041		350	457
7.375% due 01/27/2017		3,000	3,730
7.375% due 03/18/2019		2,300	3,019
8.125% due 05/21/2024		300	438
10.375% due 01/28/2033		225	400
11.750% due 02/25/2020		500	802
12.000% due 10/22/2015	COP	457,000	319

			9,165

Total Colombia (Cost $11,832)			13,466

EGYPT 0.1%

BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.468% due 12/20/2012		$152	142
3.989% due 04/08/2013		310	288

Total Egypt (Cost $462)			430

GABON 0.2%

SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$500	583

Total Gabon (Cost $573)			583

GERMANY 1.1%

CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$3,650	3,833

Total Germany (Cost $3,671)			3,833

GUATEMALA 0.4%

SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
5.750% due 06/06/2022		$660	689
9.250% due 08/01/2013		570	611

Total Guatemala (Cost $1,224)			1,300

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$1,000	1,037
5.000% due 05/02/2042		400	431
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		950	962

Total Hong Kong (Cost $2,337)			2,430

INDIA 0.6%

CORPORATE BONDS & NOTES 0.6%
ICICI Bank Ltd.
4.750% due 11/25/2016		$700	698
5.750% due 11/16/2020		100	99
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,132

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
4.500% due 07/27/2015	$300	$305

Total India (Cost $2,225)		2,234

INDONESIA 6.9%

BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.313% due 12/14/2019	$230	213

CORPORATE BONDS & NOTES 1.7%
Adaro Indonesia PT
7.625% due 10/22/2019	900	963
Indosat Palapa Co. BV
7.375% due 07/29/2020	100	109
Majapahit Holding BV
7.250% due 06/28/2017	700	802
7.750% due 01/20/2020	1,540	1,844
7.875% due 06/29/2037	700	854
Pertamina Persero PT
6.000% due 05/03/2042	900	893
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	300	315

		5,780

SOVEREIGN ISSUES 5.1%
Indonesia Government International Bond
6.625% due 02/17/2037	100	124
6.875% due 03/09/2017	3,200	3,736
6.875% due 01/17/2018	2,600	3,084
7.250% due 04/20/2015	1,700	1,913
7.500% due 01/15/2016	100	116
7.750% due 01/17/2038	100	138
10.375% due 05/04/2014	400	458
11.625% due 03/04/2019	5,600	8,288

		17,857

Total Indonesia (Cost $21,378)		23,850

IRELAND 4.5%

CORPORATE BONDS & NOTES 3.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,390	1,470
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021	1,300	1,422
RZD Capital Ltd.
5.739% due 04/03/2017	7,400	7,918
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	300
7.748% due 02/02/2021	500	484
9.125% due 04/30/2018	500	534

		12,128

SOVEREIGN ISSUES 1.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	519
6.025% due 07/05/2022 (a)	2,580	2,588
6.902% due 07/09/2020	200	217

		3,324

Total Ireland (Cost $14,769)		15,452

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL 0.1%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$500	$512

Total Israel (Cost $538)		512

KAZAKHSTAN 3.1%

CORPORATE BONDS & NOTES 3.1%
Intergas Finance BV
6.375% due 05/14/2017	$300	327
KazMunayGas National Co.
7.000% due 05/05/2020	5,200	5,928
9.125% due 07/02/2018	2,500	3,103
11.750% due 01/23/2015	500	598
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	1,020	1,066

Total Kazakhstan (Cost $10,331)		11,022

LUXEMBOURG 4.1%

CORPORATE BONDS & NOTES 4.1%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	$330	360
6.510% due 03/07/2022	750	835
8.625% due 04/28/2034	1,360	1,737
9.250% due 04/23/2019	200	251
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	330	362
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	1,020	1,030
6.299% due 05/15/2017	1,640	1,738
7.175% due 05/16/2013	1,900	1,979
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,200	1,250
5.499% due 07/07/2015	1,700	1,785
6.125% due 02/07/2022	1,400	1,464
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	1,200	1,217
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	54	56
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012	300	305

Total Luxembourg (Cost $13,607)		14,369

	SHARES
MEXICO 11.6%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)	5,259	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 7.5%
Banco Mercantil del Norte S.A.
6.862% due 10/13/2021	$1,800	1,881
BBVA Bancomer S.A.
4.500% due 03/10/2016	840	848
6.500% due 03/10/2021	1,400	1,421
Comision Federal de Electricidad
4.875% due 05/26/2021	900	981
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014	1,300	1,359
9.250% due 06/30/2020	200	210
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015	670	682
9.750% due 03/25/2020	125	132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$44	$5
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,859
6.625% due 06/15/2038		700	837
Petroleos Mexicanos
4.875% due 01/24/2022		3,300	3,572
5.500% due 06/27/2044		730	748
6.500% due 06/02/2041		3,500	4,103
8.000% due 05/03/2019		3,450	4,399
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		200	204
9.500% due 01/21/2020		1,100	1,161

			26,402

SOVEREIGN ISSUES 4.1%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,728
5.500% due 02/17/2020		200	291
5.750% due 10/12/2110		$600	685
6.050% due 01/11/2040		850	1,101
6.750% due 09/27/2034		3,534	4,842
7.250% due 12/15/2016	MXN	8,600	707
7.500% due 04/08/2033		$2,460	3,592
9.500% due 12/18/2014	MXN	6,436	537

			14,483

Total Mexico (Cost $35,821)			40,885

NETHERLANDS 1.2%

CORPORATE BONDS & NOTES 1.2%
Indo Energy Finance BV
7.000% due 05/07/2018		$500	494
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		300	331
7.000% due 05/11/2016		1,000	1,099
Waha Aerospace BV
3.925% due 07/28/2020		2,040	2,131

Total Netherlands (Cost $3,900)			4,055

PANAMA 1.3%

CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$700	702

SOVEREIGN ISSUES 1.1%
Panama Government International Bond
8.875% due 09/30/2027		780	1,215
9.375% due 04/01/2029		1,553	2,547

			3,762

Total Panama (Cost $3,671)			4,464

PERU 1.1%

SOVEREIGN ISSUES 1.1%
Peru Government International Bond
7.350% due 07/21/2025		$1,500	2,115
8.750% due 11/21/2033		1,094	1,800

Total Peru (Cost $2,949)			3,915

PHILIPPINES 2.1%

SOVEREIGN ISSUES 2.1%
Philippines Government International Bond
6.375% due 01/15/2032		$1,700	2,153
6.375% due 10/23/2034		100	128

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 01/20/2020	$600	$749
7.500% due 09/25/2024	350	466
7.750% due 01/14/2031	1,500	2,140
8.375% due 06/17/2019	500	676
8.875% due 03/17/2015	74	87
9.500% due 02/02/2030	400	650
9.875% due 01/15/2019	100	142

Total Philippines (Cost $5,842)		7,191

POLAND 0.5%

SOVEREIGN ISSUES 0.5%
Poland Government International Bond
6.375% due 07/15/2019	$1,400	1,654

Total Poland (Cost $1,398)		1,654

QATAR 1.4%

CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$100	112
Qatari Diar Finance QSC
3.500% due 07/21/2015	1,300	1,367
5.000% due 07/21/2020	100	113
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,260	1,386
5.500% due 09/30/2014	300	324
5.838% due 09/30/2027	350	388
6.332% due 09/30/2027	250	287

		3,977

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015	200	211
5.250% due 01/20/2020	500	579
6.400% due 01/20/2040	100	128

		918

Total Qatar (Cost $4,411)		4,895

RUSSIA 7.1%

CORPORATE BONDS & NOTES 1.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$2,300	2,875
ALROSA Finance S.A.
7.750% due 11/03/2020	1,100	1,157
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,800	1,904
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013	28	29

		5,965

SOVEREIGN ISSUES 5.4%
Russia Government International Bond
3.250% due 04/04/2017	400	403
4.500% due 04/04/2022	2,200	2,310
5.625% due 04/04/2042	1,800	1,930
7.500% due 03/31/2030	10,963	13,190
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	700	726
6.800% due 11/22/2025	500	526
		19,085

Total Russia (Cost $22,291)		25,050

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	$221

Total Senegal (Cost $218)			221

SINGAPORE 0.5%

CORPORATE BONDS & NOTES 0.5%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		$400	424
Temasek Financial Ltd.
5.375% due 11/23/2039		1,000	1,277

Total Singapore (Cost $1,414)			1,701

SOUTH AFRICA 1.1%

CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	515
6.500% due 04/15/2040		100	98

			613

SOVEREIGN ISSUES 0.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	524
5.875% due 05/30/2022		$1,030	1,232
6.500% due 06/02/2014		450	496
6.875% due 05/27/2019		500	616
7.250% due 01/15/2020	ZAR	2,500	308
8.250% due 09/15/2017		1,000	131

			3,307

Total South Africa (Cost $3,560)			3,920

SOUTH KOREA 1.9%

CORPORATE BONDS & NOTES 1.7%
Export-Import Bank of Korea
2.268% due 03/21/2015		$2,000	1,997
5.125% due 06/29/2020		100	112
8.125% due 01/21/2014		1,000	1,094
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		900	947
Korea Electric Power Corp.
3.000% due 10/05/2015		600	614
Korea Exchange Bank
4.875% due 01/14/2016		100	107
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		800	820
6.250% due 06/17/2014		300	324

			6,015

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.750% due 09/10/2013		15	16
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	850

			866

Total South Korea (Cost $6,678)			6,881

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SRI LANKA 0.2%

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021		$568	$574

Total Sri Lanka (Cost $568)			574

TRINIDAD AND TOBAGO 0.6%

CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,417	1,477
9.750% due 08/14/2019		500	618

Total Trinidad and Tobago (Cost $1,977)			2,095

TURKEY 7.0%

CORPORATE BONDS & NOTES 0.4%
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		$1,400	1,298

SOVEREIGN ISSUES 6.6%
Turkey Government International Bond
6.750% due 05/30/2040		2,600	3,039
7.000% due 03/11/2019		6,900	8,047
7.250% due 03/05/2038		700	863
7.500% due 07/14/2017		4,300	5,025
7.500% due 11/07/2019		4,000	4,860
8.000% due 02/14/2034		1,100	1,451

			23,285

Total Turkey (Cost $22,807)			24,583

UNITED ARAB EMIRATES 0.5%

CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$240	264
DP World Ltd.
6.850% due 07/02/2037		600	592

			856

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		900	1,133

Total United Arab Emirates (Cost $1,658)			1,989

UNITED KINGDOM 0.6%

CORPORATE BONDS & NOTES 0.6%
Barclays Bank PLC
10.179% due 06/12/2021		$520	616
HBOS PLC
6.750% due 05/21/2018		400	378
State Bank of India
4.500% due 10/23/2014		1,250	1,273

Total United Kingdom (Cost $2,195)			2,267

UNITED STATES 2.0%

CORPORATE BONDS & NOTES 1.4%
American International Group, Inc.
8.175% due 05/15/2068		$900	981
8.625% due 05/22/2068	GBP	100	159
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$200	127
Citigroup Capital
8.300% due 12/21/2077		940	945

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	$400	$466
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,940	2,173

		4,851

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
2.237% due 09/25/2045	21	17
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	468	444
Banc of America Mortgage Securities, Inc.
3.000% due 02/25/2036	9	6
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.805% due 06/10/2049	200	227
5.916% due 02/10/2051	200	232
Bear Stearns Adjustable Rate Mortgage Trust
2.729% due 01/25/2035	7	6
3.123% due 05/25/2047	57	38
Citigroup Mortgage Loan Trust, Inc.
5.019% due 09/25/2037 ^	108	69
GSR Mortgage Loan Trust
2.705% due 01/25/2036	22	18
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036	10	8
WaMu Mortgage Pass-Through Certificates
2.713% due 02/25/2037	71	52
Wells Fargo Mortgage-Backed Securities Trust
2.629% due 07/25/2036	25	18

		1,135

U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank
4.125% due 12/13/2019 (f)	250	296
Freddie Mac
5.683% due 03/01/2036	132	143
Israel Government AID Bond
5.500% due 04/26/2024	100	132

		571

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (d)	$189	$248
U.S. Treasury Notes
1.875% due 06/30/2015 (d)(f)	120	125
2.375% due 08/31/2014 (d)	100	105

		478

Total United States (Cost $6,109)		7,035

URUGUAY 0.8%

SOVEREIGN ISSUES 0.8%
Uruguay Government International Bond
7.625% due 03/21/2036	$400	580
8.000% due 11/18/2022	1,591	2,247

Total Uruguay (Cost $2,100)		2,827

VENEZUELA 7.4%

CORPORATE BONDS & NOTES 2.9%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$3,400	2,932
5.000% due 10/28/2015	1,500	1,187
5.250% due 04/12/2017	3,210	2,311
5.375% due 04/12/2027	2,050	1,174
5.500% due 04/12/2037	1,350	770
8.500% due 11/02/2017	2,400	1,956

		10,330

SOVEREIGN ISSUES 4.5%
Venezuela Government International Bond
7.000% due 03/31/2038	300	198
7.650% due 04/21/2025	1,700	1,181
7.750% due 10/13/2019	6,950	5,369
8.250% due 10/13/2024	8,830	6,424
9.000% due 05/07/2023	1,500	1,162
9.250% due 05/07/2028	1,300	995
9.375% due 01/13/2034	500	388

		15,717

Total Venezuela (Cost $24,381)		26,047

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 4.1%

CORPORATE BONDS & NOTES 4.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,850	$6,539
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,500	1,687
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,855
7.500% due 07/18/2016	3,300	3,684
7.875% due 03/13/2018	600	689

Total Virgin Islands (British) (Cost $13,953)		14,454

SHORT-TERM INSTRUMENTS 6.4%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$338	338

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $348. Repurchase proceeds are $338.)

U.S. TREASURY BILLS 0.0%
0.128% due 08/16/2012 (d)	70	70

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.3%
PIMCO Short-Term Floating NAV Portfolio	2,206,100	22,105

Total Short-Term Instruments (Cost $22,515)		22,513

PURCHASED OPTIONS (h) 0.0%
(Cost $16)		1

Total Investments 98.8% (Cost $318,481)		$346,721

Written Options (i) (0.0%) (Premiums $166)		(4)

Other Assets and Liabilities (Net) 1.2%		4,075

Net Assets 100.0%		$350,792

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Non-income producing security.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $298 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Cash of $203 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2013	35	$2
U.S. Treasury 5-Year Note September Futures	Short	09/2012	26	(5)
U.S. Treasury 10-Year Note September Futures	Long	09/2012	125	72
U.S. Treasury 30-Year Bond September Futures	Long	09/2012	18	5

				$74

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $314 and cash of $154 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$	400	$(11)	$(7)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		12,400	(561)	(474)

						$(572)	$(481)

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%	$	500	$2	$1	$1
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		300	0	0	0
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%		200	(2)	(1)	(1)
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.833%		1,300	(83)	(58)	(25)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.678%		2,600	11	17	(6)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%		300	0	0	0
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		300	(1)	(4)	3
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.753%		1,000	(50)	(37)	(13)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.269%		3,800	(36)	(38)	2
Brazil Government International Bond	MYC	2.100%	08/20/2016	1.336%		250	10	0	10
China Government International Bond	BRC	1.000%	09/20/2012	0.292%		400	0	2	(2)
China Government International Bond	BRC	1.000%	12/20/2012	0.293%		100	1	0	1
China Government International Bond	CBK	1.000%	12/20/2016	1.028%		100	0	(5)	5
China Government International Bond	DUB	1.000%	12/20/2016	1.028%		500	0	(23)	23
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		300	0	(15)	15
China Government International Bond	JPM	1.000%	09/20/2012	0.292%		200	0	1	(1)
China Government International Bond	JPM	1.000%	12/20/2016	1.028%		400	(1)	(20)	19
China Government International Bond	MYC	1.000%	12/20/2016	1.028%		1,200	(1)	(56)	55
China Government International Bond	RYL	1.000%	06/20/2016	0.913%		600	2	6	(4)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.482%		200	0	1	(1)
Egypt Government International Bond	DUB	1.000%	12/20/2015	5.950%		600	(91)	(38)	(53)
Egypt Government International Bond	DUB	1.000%	06/20/2016	6.031%		100	(17)	(9)	(8)
Egypt Government International Bond	GST	1.000%	06/20/2015	5.841%		100	(13)	(7)	(6)
Egypt Government International Bond	HUS	1.000%	06/20/2015	5.841%		100	(13)	(7)	(6)
Egypt Government International Bond	HUS	1.000%	06/20/2016	6.031%		200	(34)	(20)	(14)
Egypt Government International Bond	MYC	1.000%	06/20/2016	6.031%		300	(52)	(30)	(22)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.057%		100	0	(1)	1
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		100	0	(1)	1
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.057%		400	0	0	0
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.582%		200	(5)	(19)	14
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		300	0	(6)	6
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%		300	0	(6)	6
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.928%		200	0	(4)	4
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.678%		1,000	28	0	28
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.405%		2,900	(304)	(188)	(116)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.123%		2,375	(7)	(92)	85
Indonesia Government International Bond	UAG	1.000%	03/20/2015	1.123%		375	(1)	(15)	14
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%		100	(11)	(7)	(4)
Mexico Government International Bond	BRC	1.000%	12/20/2014	0.873%		300	1	(10)	11
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%		100	0	0	0
Mexico Government International Bond	GST	1.000%	12/20/2012	0.381%		200	1	1	0
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.658%		800	(41)	(37)	(4)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.381%		200	1	1	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%		800	3	2	1
Panama Government International Bond	JPM	1.000%	09/20/2012	0.485%		200	1	1	0
Penerbangan Malaysia Bhd.	JPM	1.000%	09/20/2012	0.351%		200	0	1	(1)
Penerbangan Malaysia Bhd.	MYC	1.000%	09/20/2012	0.351%		300	1	2	(1)
Peru Government International Bond	BOA	1.000%	06/20/2016	1.358%		700	(10)	(18)	8
Peru Government International Bond	FBF	1.000%	06/20/2016	1.358%		2,200	(30)	(60)	30
Peru Government International Bond	HUS	1.000%	06/20/2016	1.358%		4,300	(58)	(109)	51
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.472%		300	(5)	(10)	5

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.472%	$	300	$(5)	$(9)	$4
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		200	0	(1)	1
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%		1,000	(14)	(34)	20
Philippines Government International Bond	CBK	1.770%	12/20/2017	1.654%		700	5	0	5
Philippines Government International Bond	CBK	2.730%	03/20/2018	1.704%		1,400	79	0	79
Philippines Government International Bond	CBK	2.770%	06/20/2018	1.751%		2,000	116	0	116
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.598%		800	34	0	34
Philippines Government International Bond	UAG	1.000%	03/20/2015	0.800%		9,950	57	(290)	347
Qatar Government International Bond	BOA	1.000%	03/20/2016	1.030%		500	0	0	0
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.030%		100	0	(1)	1
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		1,100	4	(6)	10
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		300	1	(2)	3
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%		600	2	(7)	9
Russia Government International Bond	FBF	1.000%	12/20/2012	0.642%		100	0	(1)	1
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		500	0	(6)	6
Russia Government International Bond	MYC	1.000%	12/20/2012	0.642%		100	1	(1)	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	0.925%		200	2	0	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	0.920%		3,000	2	(27)	29
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	0.925%		400	3	0	3
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.722%		100	(13)	(9)	(4)
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	1.000%		300	(26)	(13)	(13)

							$(556)	$(1,322)	$766

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	$	8,600	$637	$714	$(77)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		3,900	314	491	(177)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016		2,500	220	230	(10)
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016		600	57	49	8

						$1,228	$1,484	$(256)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS	BRL	61,900	$1,373	$(24)	$1,397
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,100	106	13	93
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		27,900	514	(4)	518
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		60,900	1,854	(191)	2,045
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		11,700	377	(14)	391
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,100	58	45	13
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		31,322	44	3	41
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		11,000	162	0	162

							$4,488	$(172)	$4,660

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(h)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$	100	$6	$1
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		100	5	0
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		100	5	0

								$16	$1

(i)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	1,100	$7	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		400	3	0
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,000	89	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,900	12	0
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,000	13	0
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,000	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		500	7	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		200	2	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		400	5	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		300	3	0
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		100	1	0

								$148	$0

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$800	$10	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	800	8	(2)

						$18	$(4)

Transactions in written call and put options for the period ended June 30, 2012:

	Notional Amount	Premium
Balance at 12/31/2011	$24,500	$166
Sales	0	0
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 06/30/2012	$24,500	$166

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,564		$1,992	BPS	$13	$0	$13
07/2012		1,564		1,994	JPM	15	0	15
07/2012		2,785		3,635	UAG	110	0	110
07/2012	INR	76,598		1,343	HUS	0	(30)	(30)
07/2012	KRW	1,347,775		1,177	DUB	1	0	1
07/2012		79,006		69	FBF	0	0	0
07/2012		59,943		52	JPM	0	0	0
07/2012		57,759		50	UAG	0	0	0
07/2012		$3,904	EUR	3,128	BPS	55	0	55
07/2012		1,500	INR	76,598	JPM	0	(127)	(127)
07/2012		1,121	KRW	1,286,833	DUB	2	0	2
07/2012		229		257,650	UAG	0	(4)	(4)
07/2012		7	MYR	21	JPM	0	0	0
07/2012		442	TRY	814	UAG	5	0	5

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	ZAR	3,433		$408	DUB	$0	$(10)	$(10)
08/2012	BRL	3,541		1,811	BRC	59	0	59
08/2012	EUR	3,128		3,905	BPS	0	(55)	(55)
08/2012	HUF	196,884		893	JPM	26	0	26
08/2012	MXN	17,440		1,334	JPM	32	0	32
08/2012	PLN	7,215		2,170	DUB	15	0	15
08/2012	SGD	13		10	BRC	0	0	0
08/2012		100		80	DUB	1	0	1
08/2012		50		40	HUS	0	0	0
08/2012		101		80	MSC	1	0	1
08/2012		$80	BRL	161	HUS	0	0	0
08/2012		485		956	MSC	0	(12)	(12)
08/2012		1,234		2,501	UAG	12	(8)	4
08/2012		860	HUF	195,293	DUB	0	0	0
08/2012		2,248	PLN	7,206	UAG	0	(96)	(96)
08/2012		215	SGD	266	UAG	0	(6)	(6)
10/2012	PHP	438		$10	CBK	0	0	0
10/2012		$1,319	INR	76,598	HUS	38	0	38
02/2013	CNY	9,584		$1,504	JPM	4	0	4
02/2013		14,887		2,300	MSC	0	(32)	(32)
02/2013		$7,392	CNY	46,595	UAG	0	(94)	(94)

						$389	$(474)	$(85)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Austria
Corporate Bonds & Notes	$0	$865	$0	$865
Bahrain
Sovereign Issues	0	1,001	0	1,001
Barbados
Corporate Bonds & Notes	0	1,398	0	1,398
Bermuda
Corporate Bonds & Notes	0	1,494	0	1,494
Brazil
Corporate Bonds & Notes	0	22,614	0	22,614
Sovereign Issues	0	6,139	0	6,139
Cayman Islands
Corporate Bonds & Notes	0	7,343	832	8,175
Chile
Corporate Bonds & Notes	0	4,099	0	4,099
China
Corporate Bonds & Notes	0	1,638	0	1,638
Sovereign Issues	0	600	0	600
Colombia
Corporate Bonds & Notes	0	4,301	0	4,301
Sovereign Issues	0	9,165	0	9,165
Egypt
Bank Loan Obligations	0	430	0	430
Gabon
Sovereign Issues	0	583	0	583
Germany
Corporate Bonds & Notes	0	3,833	0	3,833
Guatemala
Sovereign Issues	0	1,300	0	1,300
Hong Kong
Corporate Bonds & Notes	0	2,430	0	2,430
India
Corporate Bonds & Notes	0	2,234	0	2,234
Indonesia
Bank Loan Obligations	0	213	0	213
Corporate Bonds & Notes	0	5,780	0	5,780
Sovereign Issues	0	17,857	0	17,857

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Ireland
Corporate Bonds & Notes	$0	$12,128	$0	$12,128
Sovereign Issues	0	3,324	0	3,324
Israel
Corporate Bonds & Notes	0	512	0	512
Kazakhstan
Corporate Bonds & Notes	0	11,022	0	11,022
Luxembourg
Corporate Bonds & Notes	0	14,369	0	14,369
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	26,402	0	26,402
Sovereign Issues	0	14,483	0	14,483
Netherlands
Corporate Bonds & Notes	0	4,055	0	4,055
Panama
Corporate Bonds & Notes	0	702	0	702
Sovereign Issues	0	3,762	0	3,762
Peru
Sovereign Issues	0	3,915	0	3,915
Philippines
Sovereign Issues	0	7,191	0	7,191
Poland
Sovereign Issues	0	1,654	0	1,654
Qatar
Corporate Bonds & Notes	0	3,977	0	3,977
Sovereign Issues	0	918	0	918
Russia
Corporate Bonds & Notes	0	5,965	0	5,965
Sovereign Issues	0	19,085	0	19,085
Senegal
Sovereign Issues	0	221	0	221
Singapore
Corporate Bonds & Notes	0	1,701	0	1,701
South Africa
Corporate Bonds & Notes	0	613	0	613
Sovereign Issues	0	3,307	0	3,307
South Korea
Corporate Bonds & Notes	0	6,015	0	6,015
Sovereign Issues	0	866	0	866

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Sri Lanka
Sovereign Issues	$0	$574	$0	$574
Trinidad and Tobago
Corporate Bonds & Notes	0	2,095	0	2,095
Turkey
Corporate Bonds & Notes	0	1,298	0	1,298
Sovereign Issues	0	23,285	0	23,285
United Arab Emirates
Corporate Bonds & Notes	0	856	0	856
Sovereign Issues	0	1,133	0	1,133
United Kingdom
Corporate Bonds & Notes	0	2,267	0	2,267
United States
Corporate Bonds & Notes	0	4,851	0	4,851
Mortgage-Backed Securities	0	1,135	0	1,135
U.S. Government Agencies	0	571	0	571
U.S. Treasury Obligations	0	478	0	478
Uruguay
Sovereign Issues	0	2,827	0	2,827
Venezuela
Corporate Bonds & Notes	0	10,330	0	10,330
Sovereign Issues	0	15,717	0	15,717
Virgin Islands (British)
Corporate Bonds & Notes	0	14,454	0	14,454

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$338	$0	$338
U.S. Treasury Bills	0	70	0	70
PIMCO Short-Term Floating NAV Portfolio	22,105	0	0	22,105
Purchased Options
Interest Rate Contracts	0	1	0	1
	$22,105	$323,784	$832	$346,721

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,079	0	1,079
Foreign Exchange Contracts	0	389	0	389
Interest Rate Contracts	79	4,660	0	4,739
	$79	$6,128	$0	$6,207

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(556)	(13)	(569)
Foreign Exchange Contracts	0	(474)	0	(474)
Interest Rate Contracts	(5)	(481)	(4)	(490)
	$(5)	$(1,511)	$(17)	$(1,533)

Totals	$22,179	$328,401	$815	$351,395

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$754	$0	$(32)	$17	$8	$85	$0	$0	$832	$84
Mexico
Bank Loan Obligations	597	0	(600)	0	0	3	0	0	0	0
Common Stocks	2	0	0	0	0	(2)	0	0	0	(2)

	$1,353	$0	$(632)	$17	$8	$86	$0	$0	$832	$82

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$5	$0	$0	$0	$0	$(18)	$0	$0	$(13)	$(18)
Interest Rate Contracts	(7)	0	0	0	0	3	0	0	(4)	3

	$(2)	$0	$0	$0	$0	$(15)	$0	$0	$(17)	$(15)

Totals	$1,351	$0	$(632)	$17	$8	$71	$0	$0	$815	$67

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$832	Benchmark Pricing	Base Price	102.52 - 146.91

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(13)	Indicative Market Quotations	Broker Quote	(8.39)
Interest Rate Contracts	(4)	Indicative Market Quotations	Broker Quote	0.17 - 0.26

Total	$815

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1	$1
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	81	81
Unrealized appreciation on foreign currency contracts	0	0	0	389	0	389
Unrealized appreciation on OTC swap agreements	0	1,079	0	0	4,660	5,739

	$0	$1,079	$0	$389	$4,742	$6,210

Liabilities:
Written options outstanding	$0	$0	$0	$0	$4	$4
Variation margin payable on financial derivative instruments (2)	0	0	0	0	95	95
Unrealized depreciation on foreign currency contracts	0	0	0	474	0	474
Unrealized depreciation on OTC swap agreements	0	569	0	0	0	569

	$0	$569	$0	$474	$99	$1,142

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(24)	$0	$(24)
Net realized gain on futures contracts	0	0	0	0	607	607
Net realized gain (loss) on swaps	0	741	0	0	(299)	442
Net realized gain on foreign currency transactions	0	0	0	284	0	284

	$0	$741	$0	$260	$308	$1,309

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$23	$(10)	$13
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(87)	(87)
Net change in unrealized appreciation on written options	0	0	0	0	19	19
Net change in unrealized appreciation on swaps	0	654	0	0	1,745	2,399
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(117)	0	(117)

	$0	$654	$0	$(94)	$1,667	$2,227

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $74 and open centrally cleared swaps cumulative (depreciation) of $(481) as reported in the Notes to Schedule of Investments.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(10)	$0	$(10)
BPS	1,387	(1,390)	(3)
BRC	662	(540)	122
CBK	487	(410)	77
DUB	(125)	70	(55)
FBF	(337)	228	(109)
GST	(10)	0	(10)
HUS	916	(770)	146
JPM	2,013	(1,850)	163
MSC	(43)	0	(43)
MYC	(56)	(75)	(131)
RYL	3	0	3
UAG	185	0	185

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects

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of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

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Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

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Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and

Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in

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Notes to Financial Statements (Cont.)

the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap

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agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the

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Notes to Financial Statements (Cont.)

Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the

Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$24,050	$50,039	$(52,000)	$19	$(3)	$22,105	$40

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$37,309	$9,652

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	3,413	48,549	9,017	123,133
Advisor Class	867	12,270	1,404	19,191
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	537	7,635	1,192	16,263
Advisor Class	53	761	97	1,321
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(2,903)	(41,204)	(11,023)	(150,716)
Advisor Class	(550)	(7,783)	(1,366)	(18,596)
Net increase (decrease) resulting from Portfolio share transactions	1,418	$20,238	(679)	$(9,404)

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 74% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$318,807	$28,892	$(978)	$27,914

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CNY	Chinese Renminbi	INR	Indian Rupee	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar
GBP	British Pound	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT13SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012 unless noted otherwise in the Portfolio Summary.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Emerging Markets Bond Portfolio

Allocation Breakdown‡
Mexico	11.8%
Brazil	8.3%
Venezuela	7.5%
Russia	7.2%
Turkey	7.1%
Indonesia	6.9%
Short-Term Instruments	6.5%
Other	44.7%
‡	% of Total Investments as of 06/30/12

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2012
Class Inception (04/30/2012)
PIMCO Emerging Markets Bond Portfolio Institutional Class	0.20%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	0.70%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.85% for Institutional Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12) (a)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,002.00	$1,020.64
Expenses Paid During Period*	$1.42	$4.27
Net Annualized Expense Ratio	0.85%	0.85%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

(a) The Beginning Account Value is reflective as of 4/30/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since the inception date of 4/30/12). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»

An underweight to Argentina benefited performance as the Argentine sub-index underperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “Portfolio’s benchmark index”) during the reporting period.

»

An out-of-benchmark allocation to emerging markets corporates benefited relative performance as the JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Diversified outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Lebanon benefited performance as the Lebanon sub-index underperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Venezuela detracted from relative performance as the Venezuelan sub-index outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Turkey detracted from relative performance as the Turkey sub-index outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Ivory Coast detracted from relative performance as the Ivory Coast sub-index outperformed the Portfolio’s benchmark index during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Period Ended:	04/30/2012-06/30/2012+

Institutional Class
Net asset value beginning of period	$14.42
Net investment income (a)	0.12
Net realized/unrealized gain (loss)	(0.09)
Total income from investment operations	0.03
Dividends from net investment income	(0.13)
Distributions from net realized capital gains	0.00
Total distributions	(0.13)
Net asset value end of period	$14.32
Total return	0.20%
Net assets end of period (000s)	$10
Ratio of expenses to average net assets	0.85	%*
Ratio of expenses to average net assets excluding interest expense	0.85	%*
Ratio of net investment income to average net assets	4.90	%*
Portfolio turnover rate	3	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$324,278
Investments in Affiliates, at value	22,105
Repurchase agreements, at value	338
Cash	1
Deposits with counterparty	357
Foreign currency, at value	195
Receivable for investments sold	716
Receivable for Portfolio shares sold	685
Interest and dividends receivable	5,463
Dividends receivable from Affiliates	5
Variation margin receivable on financial derivative instruments	81
OTC swap premiums paid	1,581
Unrealized appreciation on foreign currency contracts	389
Unrealized appreciation on OTC swap agreements	5,739
361,933

Liabilities:
Payable for investments purchased	$2,981
Payable for investments in Affiliates purchased	5
Deposits from counterparty	5,035
Payable for Portfolio shares redeemed	89
Written options outstanding	4
Accrued investment advisory fees	129
Accrued supervisory and administrative fees	115
Accrued distribution fees	7
Accrued servicing fees	39
Variation margin payable on financial derivative instruments	95
OTC swap premiums received	1,591
Unrealized depreciation on foreign currency contracts	474
Unrealized depreciation on OTC swap agreements	569
Other liabilities	8
11,141

Net Assets	$350,792

Net Assets Consist of:
Paid in capital	$320,072
Undistributed net investment income	742
Accumulated undistributed net realized (loss)	(3,093)
Net unrealized appreciation	33,071
$350,792

Net Assets:
Institutional Class	$10
Administrative Class	316,242
Advisor Class	34,540

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	22,090
Advisor Class	2,413

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.32
Administrative Class	14.32
Advisor Class	14.32

Cost of Investments	$296,036
Cost of Investments in Affiliates	$22,107
Cost of Repurchase Agreements	$338
Cost of Foreign Currency Held	$192
Premiums Received on Written Options	$166

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest, net of foreign taxes*	$9,286
Dividends from Affiliate investments	40
Total Income	9,326

Expenses:
Investment advisory fees	751
Supervisory and administrative fees	668
Servicing fees – Administrative Class	230
Distribution and/or servicing fees – Advisor Class	40
Trustees’ fees	2
Interest expense	3
Total Expenses	1,694

Net Investment Income	7,632

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	49
Net realized gain on Affiliate investments	19
Net realized gain on futures contracts	607
Net realized gain on swaps	442
Net realized gain on foreign currency transactions	276
Net change in unrealized appreciation on investments	12,517
Net change in unrealized (depreciation) on Affiliate investments	(3)
Net change in unrealized (depreciation) on futures contracts	(87)
Net change in unrealized appreciation on written options	19
Net change in unrealized appreciation on swaps	2,399
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(118)
Net Gain	16,120

Net Increase in Net Assets Resulting from Operations	$23,752

* Foreign tax withholdings	$10

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,632	$15,836
Net realized gain	1,374	6,149
Net realized gain on Affiliate investments	19	2
Net change in unrealized appreciation (depreciation)	14,730	(1,533)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(3)	1
Net increase resulting from operations	23,752	20,455

Distributions to Shareholders:
From net investment income
Institutional Class	0 +	0
Administrative Class	(7,635)	(16,281)
Advisor Class	(761)	(1,321)

Total Distributions	(8,396)	(17,602)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	20,238	(9,404)

Total Increase (Decrease) in Net Assets	35,594	(6,551)

Net Assets:
Beginning of period	315,198	321,749
End of period*	$350,792	$315,198

*Including undistributed net investment income of:	$742	$1,506

+	Amount is less than $500.
**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRIA 0.2%

CORPORATE BONDS & NOTES 0.2%
OGX Austria GmbH
8.375% due 04/01/2022		$1,000	$865

Total Austria (Cost $1,000)			865

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,001

Total Bahrain (Cost $1,016)			1,001

BARBADOS 0.4%

CORPORATE BONDS & NOTES 0.4%
Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,398

Total Barbados (Cost $1,364)			1,398

BERMUDA 0.4%

CORPORATE BONDS & NOTES 0.4%
Qtel International Finance Ltd.
4.750% due 02/16/2021		$1,400	1,494

Total Bermuda (Cost $1,346)			1,494

BRAZIL 8.2%

CORPORATE BONDS & NOTES 6.4%
Banco do Brasil S.A.
4.500% due 01/22/2015		$400	425
4.500% due 01/20/2016	EUR	800	1,051
6.000% due 01/22/2020		$2,620	2,987
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	448
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,290
Banco Votorantim S.A.
5.250% due 02/11/2016		800	822
BM&FBovespa S.A.
5.500% due 07/16/2020		500	535
Braskem Finance Ltd.
5.750% due 04/15/2021		900	929
7.000% due 05/07/2020		1,000	1,098
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	1,987
CSN Islands Corp.
6.875% due 09/21/2019		1,950	2,136
CSN Resources S.A.
6.500% due 07/21/2020		1,080	1,175
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		900	907
7.500% due 05/04/2020		1,100	1,144
Petrobras International Finance Co.
5.750% due 01/20/2020		1,000	1,100
7.875% due 03/15/2019		2,100	2,566
8.375% due 12/10/2018		900	1,128
Vale Overseas Ltd.
6.875% due 11/21/2036		760	886

			22,614

SOVEREIGN ISSUES 1.8%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		840	989
6.500% due 06/10/2019		1,700	2,036

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Government International Bond
5.625% due 01/07/2041		$350	$431
7.125% due 01/20/2037		600	868
8.750% due 02/04/2025		300	465
8.875% due 04/15/2024		350	542
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	39	20
10.000% due 01/01/2014		113	58
10.000% due 01/01/2017		1,427	730

			6,139

Total Brazil (Cost $26,628)			28,753

CAYMAN ISLANDS 2.3%

CORPORATE BONDS & NOTES 2.3%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	832
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	615
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	403
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		300	341
7.625% due 04/09/2019		200	248
Interoceanica Finance Ltd.
0.000% due 11/30/2018		147	122
0.000% due 11/30/2025		428	253
0.000% due 05/15/2030		800	314
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	259
5.000% due 11/15/2020		1,000	1,073
Mongolian Mining Corp.
8.875% due 03/29/2017		1,600	1,608
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		1,666	1,753
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		161	143
Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	211

Total Cayman Islands (Cost $7,879)			8,175

CHILE 1.2%

CORPORATE BONDS & NOTES 1.2%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	737
Banco Santander Chile
3.750% due 09/22/2015		1,300	1,307
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,183
E.CL S.A.
5.625% due 01/15/2021		800	872

Total Chile (Cost $3,779)			4,099

CHINA 0.7%

CORPORATE BONDS & NOTES 0.5%
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		$850	889
4.875% due 05/17/2042		700	749

			1,638

SOVEREIGN ISSUES 0.2%
Export-Import Bank of China
4.875% due 07/21/2015		550	600

Total China (Cost $2,090)			2,238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 3.8%

CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	$4,301

SOVEREIGN ISSUES 2.6%
Colombia Government International Bond
6.125% due 01/18/2041		350	457
7.375% due 01/27/2017		3,000	3,730
7.375% due 03/18/2019		2,300	3,019
8.125% due 05/21/2024		300	438
10.375% due 01/28/2033		225	400
11.750% due 02/25/2020		500	802
12.000% due 10/22/2015	COP	457,000	319

			9,165

Total Colombia (Cost $11,832)			13,466

EGYPT 0.1%

BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.468% due 12/20/2012		$152	142
3.989% due 04/08/2013		310	288

Total Egypt (Cost $462)			430

GABON 0.2%

SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$500	583

Total Gabon (Cost $573)			583

GERMANY 1.1%

CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$3,650	3,833

Total Germany (Cost $3,671)			3,833

GUATEMALA 0.4%

SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
5.750% due 06/06/2022		$660	689
9.250% due 08/01/2013		570	611

Total Guatemala (Cost $1,224)			1,300

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$1,000	1,037
5.000% due 05/02/2042		400	431
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		950	962

Total Hong Kong (Cost $2,337)			2,430

INDIA 0.6%

CORPORATE BONDS & NOTES 0.6%
ICICI Bank Ltd.
4.750% due 11/25/2016		$700	698
5.750% due 11/16/2020		100	99
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,132

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
4.500% due 07/27/2015	$300	$305

Total India (Cost $2,225)		2,234

INDONESIA 6.9%

BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.313% due 12/14/2019	$230	213

CORPORATE BONDS & NOTES 1.7%
Adaro Indonesia PT
7.625% due 10/22/2019	900	963
Indosat Palapa Co. BV
7.375% due 07/29/2020	100	109
Majapahit Holding BV
7.250% due 06/28/2017	700	802
7.750% due 01/20/2020	1,540	1,844
7.875% due 06/29/2037	700	854
Pertamina Persero PT
6.000% due 05/03/2042	900	893
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	300	315

		5,780

SOVEREIGN ISSUES 5.1%
Indonesia Government International Bond
6.625% due 02/17/2037	100	124
6.875% due 03/09/2017	3,200	3,736
6.875% due 01/17/2018	2,600	3,084
7.250% due 04/20/2015	1,700	1,913
7.500% due 01/15/2016	100	116
7.750% due 01/17/2038	100	138
10.375% due 05/04/2014	400	458
11.625% due 03/04/2019	5,600	8,288

		17,857

Total Indonesia (Cost $21,378)		23,850

IRELAND 4.5%

CORPORATE BONDS & NOTES 3.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,390	1,470
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021	1,300	1,422
RZD Capital Ltd.
5.739% due 04/03/2017	7,400	7,918
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	300
7.748% due 02/02/2021	500	484
9.125% due 04/30/2018	500	534

		12,128

SOVEREIGN ISSUES 1.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	519
6.025% due 07/05/2022 (a)	2,580	2,588
6.902% due 07/09/2020	200	217

		3,324

Total Ireland (Cost $14,769)		15,452

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL 0.1%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$500	$512

Total Israel (Cost $538)		512

KAZAKHSTAN 3.1%

CORPORATE BONDS & NOTES 3.1%
Intergas Finance BV
6.375% due 05/14/2017	$300	327
KazMunayGas National Co.
7.000% due 05/05/2020	5,200	5,928
9.125% due 07/02/2018	2,500	3,103
11.750% due 01/23/2015	500	598
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	1,020	1,066

Total Kazakhstan (Cost $10,331)		11,022

LUXEMBOURG 4.1%

CORPORATE BONDS & NOTES 4.1%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	$330	360
6.510% due 03/07/2022	750	835
8.625% due 04/28/2034	1,360	1,737
9.250% due 04/23/2019	200	251
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	330	362
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	1,020	1,030
6.299% due 05/15/2017	1,640	1,738
7.175% due 05/16/2013	1,900	1,979
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,200	1,250
5.499% due 07/07/2015	1,700	1,785
6.125% due 02/07/2022	1,400	1,464
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	1,200	1,217
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	54	56
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012	300	305

Total Luxembourg (Cost $13,607)		14,369

	SHARES
MEXICO 11.6%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)	5,259	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 7.5%
Banco Mercantil del Norte S.A.
6.862% due 10/13/2021	$1,800	1,881
BBVA Bancomer S.A.
4.500% due 03/10/2016	840	848
6.500% due 03/10/2021	1,400	1,421
Comision Federal de Electricidad
4.875% due 05/26/2021	900	981
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014	1,300	1,359
9.250% due 06/30/2020	200	210
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015	670	682
9.750% due 03/25/2020	125	132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$44	$5
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,859
6.625% due 06/15/2038		700	837
Petroleos Mexicanos
4.875% due 01/24/2022		3,300	3,572
5.500% due 06/27/2044		730	748
6.500% due 06/02/2041		3,500	4,103
8.000% due 05/03/2019		3,450	4,399
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		200	204
9.500% due 01/21/2020		1,100	1,161

			26,402

SOVEREIGN ISSUES 4.1%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,728
5.500% due 02/17/2020		200	291
5.750% due 10/12/2110		$600	685
6.050% due 01/11/2040		850	1,101
6.750% due 09/27/2034		3,534	4,842
7.250% due 12/15/2016	MXN	8,600	707
7.500% due 04/08/2033		$2,460	3,592
9.500% due 12/18/2014	MXN	6,436	537

			14,483

Total Mexico (Cost $35,821)			40,885

NETHERLANDS 1.2%

CORPORATE BONDS & NOTES 1.2%
Indo Energy Finance BV
7.000% due 05/07/2018		$500	494
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		300	331
7.000% due 05/11/2016		1,000	1,099
Waha Aerospace BV
3.925% due 07/28/2020		2,040	2,131

Total Netherlands (Cost $3,900)			4,055

PANAMA 1.3%

CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$700	702

SOVEREIGN ISSUES 1.1%
Panama Government International Bond
8.875% due 09/30/2027		780	1,215
9.375% due 04/01/2029		1,553	2,547

			3,762

Total Panama (Cost $3,671)			4,464

PERU 1.1%

SOVEREIGN ISSUES 1.1%
Peru Government International Bond
7.350% due 07/21/2025		$1,500	2,115
8.750% due 11/21/2033		1,094	1,800

Total Peru (Cost $2,949)			3,915

PHILIPPINES 2.1%

SOVEREIGN ISSUES 2.1%
Philippines Government International Bond
6.375% due 01/15/2032		$1,700	2,153
6.375% due 10/23/2034		100	128

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 01/20/2020	$600	$749
7.500% due 09/25/2024	350	466
7.750% due 01/14/2031	1,500	2,140
8.375% due 06/17/2019	500	676
8.875% due 03/17/2015	74	87
9.500% due 02/02/2030	400	650
9.875% due 01/15/2019	100	142

Total Philippines (Cost $5,842)		7,191

POLAND 0.5%

SOVEREIGN ISSUES 0.5%
Poland Government International Bond
6.375% due 07/15/2019	$1,400	1,654

Total Poland (Cost $1,398)		1,654

QATAR 1.4%

CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$100	112
Qatari Diar Finance QSC
3.500% due 07/21/2015	1,300	1,367
5.000% due 07/21/2020	100	113
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,260	1,386
5.500% due 09/30/2014	300	324
5.838% due 09/30/2027	350	388
6.332% due 09/30/2027	250	287

		3,977

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015	200	211
5.250% due 01/20/2020	500	579
6.400% due 01/20/2040	100	128

		918

Total Qatar (Cost $4,411)		4,895

RUSSIA 7.1%

CORPORATE BONDS & NOTES 1.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$2,300	2,875
ALROSA Finance S.A.
7.750% due 11/03/2020	1,100	1,157
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,800	1,904
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013	28	29

		5,965

SOVEREIGN ISSUES 5.4%
Russia Government International Bond
3.250% due 04/04/2017	400	403
4.500% due 04/04/2022	2,200	2,310
5.625% due 04/04/2042	1,800	1,930
7.500% due 03/31/2030	10,963	13,190
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	700	726
6.800% due 11/22/2025	500	526
		19,085

Total Russia (Cost $22,291)		25,050

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	$221

Total Senegal (Cost $218)			221

SINGAPORE 0.5%

CORPORATE BONDS & NOTES 0.5%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		$400	424
Temasek Financial Ltd.
5.375% due 11/23/2039		1,000	1,277

Total Singapore (Cost $1,414)			1,701

SOUTH AFRICA 1.1%

CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	515
6.500% due 04/15/2040		100	98

			613

SOVEREIGN ISSUES 0.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	524
5.875% due 05/30/2022		$1,030	1,232
6.500% due 06/02/2014		450	496
6.875% due 05/27/2019		500	616
7.250% due 01/15/2020	ZAR	2,500	308
8.250% due 09/15/2017		1,000	131

			3,307

Total South Africa (Cost $3,560)			3,920

SOUTH KOREA 1.9%

CORPORATE BONDS & NOTES 1.7%
Export-Import Bank of Korea
2.268% due 03/21/2015		$2,000	1,997
5.125% due 06/29/2020		100	112
8.125% due 01/21/2014		1,000	1,094
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		900	947
Korea Electric Power Corp.
3.000% due 10/05/2015		600	614
Korea Exchange Bank
4.875% due 01/14/2016		100	107
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		800	820
6.250% due 06/17/2014		300	324

			6,015

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.750% due 09/10/2013		15	16
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	850

			866

Total South Korea (Cost $6,678)			6,881

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SRI LANKA 0.2%

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021		$568	$574

Total Sri Lanka (Cost $568)			574

TRINIDAD AND TOBAGO 0.6%

CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,417	1,477
9.750% due 08/14/2019		500	618

Total Trinidad and Tobago (Cost $1,977)			2,095

TURKEY 7.0%

CORPORATE BONDS & NOTES 0.4%
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		$1,400	1,298

SOVEREIGN ISSUES 6.6%
Turkey Government International Bond
6.750% due 05/30/2040		2,600	3,039
7.000% due 03/11/2019		6,900	8,047
7.250% due 03/05/2038		700	863
7.500% due 07/14/2017		4,300	5,025
7.500% due 11/07/2019		4,000	4,860
8.000% due 02/14/2034		1,100	1,451

			23,285

Total Turkey (Cost $22,807)			24,583

UNITED ARAB EMIRATES 0.5%

CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$240	264
DP World Ltd.
6.850% due 07/02/2037		600	592

			856

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		900	1,133

Total United Arab Emirates (Cost $1,658)			1,989

UNITED KINGDOM 0.6%

CORPORATE BONDS & NOTES 0.6%
Barclays Bank PLC
10.179% due 06/12/2021		$520	616
HBOS PLC
6.750% due 05/21/2018		400	378
State Bank of India
4.500% due 10/23/2014		1,250	1,273

Total United Kingdom (Cost $2,195)			2,267

UNITED STATES 2.0%

CORPORATE BONDS & NOTES 1.4%
American International Group, Inc.
8.175% due 05/15/2068		$900	981
8.625% due 05/22/2068	GBP	100	159
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$200	127
Citigroup Capital
8.300% due 12/21/2077		940	945

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	$400	$466
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,940	2,173

		4,851

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
2.237% due 09/25/2045	21	17
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	468	444
Banc of America Mortgage Securities, Inc.
3.000% due 02/25/2036	9	6
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.805% due 06/10/2049	200	227
5.916% due 02/10/2051	200	232
Bear Stearns Adjustable Rate Mortgage Trust
2.729% due 01/25/2035	7	6
3.123% due 05/25/2047	57	38
Citigroup Mortgage Loan Trust, Inc.
5.019% due 09/25/2037 ^	108	69
GSR Mortgage Loan Trust
2.705% due 01/25/2036	22	18
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036	10	8
WaMu Mortgage Pass-Through Certificates
2.713% due 02/25/2037	71	52
Wells Fargo Mortgage-Backed Securities Trust
2.629% due 07/25/2036	25	18

		1,135

U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank
4.125% due 12/13/2019 (f)	250	296
Freddie Mac
5.683% due 03/01/2036	132	143
Israel Government AID Bond
5.500% due 04/26/2024	100	132

		571

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (d)	$189	$248
U.S. Treasury Notes
1.875% due 06/30/2015 (d)(f)	120	125
2.375% due 08/31/2014 (d)	100	105

		478

Total United States (Cost $6,109)		7,035

URUGUAY 0.8%

SOVEREIGN ISSUES 0.8%
Uruguay Government International Bond
7.625% due 03/21/2036	$400	580
8.000% due 11/18/2022	1,591	2,247

Total Uruguay (Cost $2,100)		2,827

VENEZUELA 7.4%

CORPORATE BONDS & NOTES 2.9%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$3,400	2,932
5.000% due 10/28/2015	1,500	1,187
5.250% due 04/12/2017	3,210	2,311
5.375% due 04/12/2027	2,050	1,174
5.500% due 04/12/2037	1,350	770
8.500% due 11/02/2017	2,400	1,956

		10,330

SOVEREIGN ISSUES 4.5%
Venezuela Government International Bond
7.000% due 03/31/2038	300	198
7.650% due 04/21/2025	1,700	1,181
7.750% due 10/13/2019	6,950	5,369
8.250% due 10/13/2024	8,830	6,424
9.000% due 05/07/2023	1,500	1,162
9.250% due 05/07/2028	1,300	995
9.375% due 01/13/2034	500	388

		15,717

Total Venezuela (Cost $24,381)		26,047

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 4.1%

CORPORATE BONDS & NOTES 4.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,850	$6,539
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,500	1,687
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,855
7.500% due 07/18/2016	3,300	3,684
7.875% due 03/13/2018	600	689

Total Virgin Islands (British) (Cost $13,953)		14,454

SHORT-TERM INSTRUMENTS 6.4%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$338	338

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $348. Repurchase proceeds are $338.)

U.S. TREASURY BILLS 0.0%
0.128% due 08/16/2012 (d)	70	70

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.3%
PIMCO Short-Term Floating NAV Portfolio	2,206,100	22,105

Total Short-Term Instruments (Cost $22,515)		22,513

PURCHASED OPTIONS (h) 0.0%
(Cost $16)		1

Total Investments 98.8% (Cost $318,481)		$346,721

Written Options (i) (0.0%) (Premiums $166)		(4)

Other Assets and Liabilities (Net) 1.2%		4,075

Net Assets 100.0%		$350,792

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Non-income producing security.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $298 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Cash of $203 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2013	35	$2
U.S. Treasury 5-Year Note September Futures	Short	09/2012	26	(5)
U.S. Treasury 10-Year Note September Futures	Long	09/2012	125	72
U.S. Treasury 30-Year Bond September Futures	Long	09/2012	18	5

				$74

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $314 and cash of $154 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$	400	$(11)	$(7)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		12,400	(561)	(474)

						$(572)	$(481)

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%	$	500	$2	$1	$1
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		300	0	0	0
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%		200	(2)	(1)	(1)
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.833%		1,300	(83)	(58)	(25)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.678%		2,600	11	17	(6)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%		300	0	0	0
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		300	(1)	(4)	3
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.753%		1,000	(50)	(37)	(13)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.269%		3,800	(36)	(38)	2
Brazil Government International Bond	MYC	2.100%	08/20/2016	1.336%		250	10	0	10
China Government International Bond	BRC	1.000%	09/20/2012	0.292%		400	0	2	(2)
China Government International Bond	BRC	1.000%	12/20/2012	0.293%		100	1	0	1
China Government International Bond	CBK	1.000%	12/20/2016	1.028%		100	0	(5)	5
China Government International Bond	DUB	1.000%	12/20/2016	1.028%		500	0	(23)	23
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		300	0	(15)	15
China Government International Bond	JPM	1.000%	09/20/2012	0.292%		200	0	1	(1)
China Government International Bond	JPM	1.000%	12/20/2016	1.028%		400	(1)	(20)	19
China Government International Bond	MYC	1.000%	12/20/2016	1.028%		1,200	(1)	(56)	55
China Government International Bond	RYL	1.000%	06/20/2016	0.913%		600	2	6	(4)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.482%		200	0	1	(1)
Egypt Government International Bond	DUB	1.000%	12/20/2015	5.950%		600	(91)	(38)	(53)
Egypt Government International Bond	DUB	1.000%	06/20/2016	6.031%		100	(17)	(9)	(8)
Egypt Government International Bond	GST	1.000%	06/20/2015	5.841%		100	(13)	(7)	(6)
Egypt Government International Bond	HUS	1.000%	06/20/2015	5.841%		100	(13)	(7)	(6)
Egypt Government International Bond	HUS	1.000%	06/20/2016	6.031%		200	(34)	(20)	(14)
Egypt Government International Bond	MYC	1.000%	06/20/2016	6.031%		300	(52)	(30)	(22)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.057%		100	0	(1)	1
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		100	0	(1)	1
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.057%		400	0	0	0
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.582%		200	(5)	(19)	14
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		300	0	(6)	6
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%		300	0	(6)	6
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.928%		200	0	(4)	4
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.678%		1,000	28	0	28
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.405%		2,900	(304)	(188)	(116)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.123%		2,375	(7)	(92)	85
Indonesia Government International Bond	UAG	1.000%	03/20/2015	1.123%		375	(1)	(15)	14
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%		100	(11)	(7)	(4)
Mexico Government International Bond	BRC	1.000%	12/20/2014	0.873%		300	1	(10)	11
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%		100	0	0	0
Mexico Government International Bond	GST	1.000%	12/20/2012	0.381%		200	1	1	0
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.658%		800	(41)	(37)	(4)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.381%		200	1	1	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%		800	3	2	1
Panama Government International Bond	JPM	1.000%	09/20/2012	0.485%		200	1	1	0
Penerbangan Malaysia Bhd.	JPM	1.000%	09/20/2012	0.351%		200	0	1	(1)
Penerbangan Malaysia Bhd.	MYC	1.000%	09/20/2012	0.351%		300	1	2	(1)
Peru Government International Bond	BOA	1.000%	06/20/2016	1.358%		700	(10)	(18)	8
Peru Government International Bond	FBF	1.000%	06/20/2016	1.358%		2,200	(30)	(60)	30
Peru Government International Bond	HUS	1.000%	06/20/2016	1.358%		4,300	(58)	(109)	51
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.472%		300	(5)	(10)	5

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.472%	$	300	$(5)	$(9)	$4
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		200	0	(1)	1
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%		1,000	(14)	(34)	20
Philippines Government International Bond	CBK	1.770%	12/20/2017	1.654%		700	5	0	5
Philippines Government International Bond	CBK	2.730%	03/20/2018	1.704%		1,400	79	0	79
Philippines Government International Bond	CBK	2.770%	06/20/2018	1.751%		2,000	116	0	116
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.598%		800	34	0	34
Philippines Government International Bond	UAG	1.000%	03/20/2015	0.800%		9,950	57	(290)	347
Qatar Government International Bond	BOA	1.000%	03/20/2016	1.030%		500	0	0	0
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.030%		100	0	(1)	1
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		1,100	4	(6)	10
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		300	1	(2)	3
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%		600	2	(7)	9
Russia Government International Bond	FBF	1.000%	12/20/2012	0.642%		100	0	(1)	1
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		500	0	(6)	6
Russia Government International Bond	MYC	1.000%	12/20/2012	0.642%		100	1	(1)	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	0.925%		200	2	0	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	0.920%		3,000	2	(27)	29
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	0.925%		400	3	0	3
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.722%		100	(13)	(9)	(4)
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	1.000%		300	(26)	(13)	(13)

							$(556)	$(1,322)	$766

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	$	8,600	$637	$714	$(77)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		3,900	314	491	(177)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016		2,500	220	230	(10)
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016		600	57	49	8

						$1,228	$1,484	$(256)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS	BRL	61,900	$1,373	$(24)	$1,397
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,100	106	13	93
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		27,900	514	(4)	518
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		60,900	1,854	(191)	2,045
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		11,700	377	(14)	391
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,100	58	45	13
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		31,322	44	3	41
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		11,000	162	0	162

							$4,488	$(172)	$4,660

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(h)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$	100	$6	$1
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		100	5	0
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		100	5	0

								$16	$1

(i)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	1,100	$7	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		400	3	0
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,000	89	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,900	12	0
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,000	13	0
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,000	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		500	7	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		200	2	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		400	5	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		300	3	0
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		100	1	0

								$148	$0

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$800	$10	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	800	8	(2)

						$18	$(4)

Transactions in written call and put options for the period ended June 30, 2012:

	Notional Amount	Premium
Balance at 12/31/2011	$24,500	$166
Sales	0	0
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 06/30/2012	$24,500	$166

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,564		$1,992	BPS	$13	$0	$13
07/2012		1,564		1,994	JPM	15	0	15
07/2012		2,785		3,635	UAG	110	0	110
07/2012	INR	76,598		1,343	HUS	0	(30)	(30)
07/2012	KRW	1,347,775		1,177	DUB	1	0	1
07/2012		79,006		69	FBF	0	0	0
07/2012		59,943		52	JPM	0	0	0
07/2012		57,759		50	UAG	0	0	0
07/2012		$3,904	EUR	3,128	BPS	55	0	55
07/2012		1,500	INR	76,598	JPM	0	(127)	(127)
07/2012		1,121	KRW	1,286,833	DUB	2	0	2
07/2012		229		257,650	UAG	0	(4)	(4)
07/2012		7	MYR	21	JPM	0	0	0
07/2012		442	TRY	814	UAG	5	0	5

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	ZAR	3,433		$408	DUB	$0	$(10)	$(10)
08/2012	BRL	3,541		1,811	BRC	59	0	59
08/2012	EUR	3,128		3,905	BPS	0	(55)	(55)
08/2012	HUF	196,884		893	JPM	26	0	26
08/2012	MXN	17,440		1,334	JPM	32	0	32
08/2012	PLN	7,215		2,170	DUB	15	0	15
08/2012	SGD	13		10	BRC	0	0	0
08/2012		100		80	DUB	1	0	1
08/2012		50		40	HUS	0	0	0
08/2012		101		80	MSC	1	0	1
08/2012		$80	BRL	161	HUS	0	0	0
08/2012		485		956	MSC	0	(12)	(12)
08/2012		1,234		2,501	UAG	12	(8)	4
08/2012		860	HUF	195,293	DUB	0	0	0
08/2012		2,248	PLN	7,206	UAG	0	(96)	(96)
08/2012		215	SGD	266	UAG	0	(6)	(6)
10/2012	PHP	438		$10	CBK	0	0	0
10/2012		$1,319	INR	76,598	HUS	38	0	38
02/2013	CNY	9,584		$1,504	JPM	4	0	4
02/2013		14,887		2,300	MSC	0	(32)	(32)
02/2013		$7,392	CNY	46,595	UAG	0	(94)	(94)

						$389	$(474)	$(85)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Austria
Corporate Bonds & Notes	$0	$865	$0	$865
Bahrain
Sovereign Issues	0	1,001	0	1,001
Barbados
Corporate Bonds & Notes	0	1,398	0	1,398
Bermuda
Corporate Bonds & Notes	0	1,494	0	1,494
Brazil
Corporate Bonds & Notes	0	22,614	0	22,614
Sovereign Issues	0	6,139	0	6,139
Cayman Islands
Corporate Bonds & Notes	0	7,343	832	8,175
Chile
Corporate Bonds & Notes	0	4,099	0	4,099
China
Corporate Bonds & Notes	0	1,638	0	1,638
Sovereign Issues	0	600	0	600
Colombia
Corporate Bonds & Notes	0	4,301	0	4,301
Sovereign Issues	0	9,165	0	9,165
Egypt
Bank Loan Obligations	0	430	0	430
Gabon
Sovereign Issues	0	583	0	583
Germany
Corporate Bonds & Notes	0	3,833	0	3,833
Guatemala
Sovereign Issues	0	1,300	0	1,300
Hong Kong
Corporate Bonds & Notes	0	2,430	0	2,430
India
Corporate Bonds & Notes	0	2,234	0	2,234
Indonesia
Bank Loan Obligations	0	213	0	213
Corporate Bonds & Notes	0	5,780	0	5,780
Sovereign Issues	0	17,857	0	17,857

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Ireland
Corporate Bonds & Notes	$0	$12,128	$0	$12,128
Sovereign Issues	0	3,324	0	3,324
Israel
Corporate Bonds & Notes	0	512	0	512
Kazakhstan
Corporate Bonds & Notes	0	11,022	0	11,022
Luxembourg
Corporate Bonds & Notes	0	14,369	0	14,369
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	26,402	0	26,402
Sovereign Issues	0	14,483	0	14,483
Netherlands
Corporate Bonds & Notes	0	4,055	0	4,055
Panama
Corporate Bonds & Notes	0	702	0	702
Sovereign Issues	0	3,762	0	3,762
Peru
Sovereign Issues	0	3,915	0	3,915
Philippines
Sovereign Issues	0	7,191	0	7,191
Poland
Sovereign Issues	0	1,654	0	1,654
Qatar
Corporate Bonds & Notes	0	3,977	0	3,977
Sovereign Issues	0	918	0	918
Russia
Corporate Bonds & Notes	0	5,965	0	5,965
Sovereign Issues	0	19,085	0	19,085
Senegal
Sovereign Issues	0	221	0	221
Singapore
Corporate Bonds & Notes	0	1,701	0	1,701
South Africa
Corporate Bonds & Notes	0	613	0	613
Sovereign Issues	0	3,307	0	3,307
South Korea
Corporate Bonds & Notes	0	6,015	0	6,015
Sovereign Issues	0	866	0	866

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Sri Lanka
Sovereign Issues	$0	$574	$0	$574
Trinidad and Tobago
Corporate Bonds & Notes	0	2,095	0	2,095
Turkey
Corporate Bonds & Notes	0	1,298	0	1,298
Sovereign Issues	0	23,285	0	23,285
United Arab Emirates
Corporate Bonds & Notes	0	856	0	856
Sovereign Issues	0	1,133	0	1,133
United Kingdom
Corporate Bonds & Notes	0	2,267	0	2,267
United States
Corporate Bonds & Notes	0	4,851	0	4,851
Mortgage-Backed Securities	0	1,135	0	1,135
U.S. Government Agencies	0	571	0	571
U.S. Treasury Obligations	0	478	0	478
Uruguay
Sovereign Issues	0	2,827	0	2,827
Venezuela
Corporate Bonds & Notes	0	10,330	0	10,330
Sovereign Issues	0	15,717	0	15,717
Virgin Islands (British)
Corporate Bonds & Notes	0	14,454	0	14,454

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$338	$0	$338
U.S. Treasury Bills	0	70	0	70
PIMCO Short-Term Floating NAV Portfolio	22,105	0	0	22,105
Purchased Options
Interest Rate Contracts	0	1	0	1
	$22,105	$323,784	$832	$346,721

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,079	0	1,079
Foreign Exchange Contracts	0	389	0	389
Interest Rate Contracts	79	4,660	0	4,739
	$79	$6,128	$0	$6,207

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(556)	(13)	(569)
Foreign Exchange Contracts	0	(474)	0	(474)
Interest Rate Contracts	(5)	(481)	(4)	(490)
	$(5)	$(1,511)	$(17)	$(1,533)

Totals	$22,179	$328,401	$815	$351,395

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$754	$0	$(32)	$17	$8	$85	$0	$0	$832	$84
Mexico
Bank Loan Obligations	597	0	(600)	0	0	3	0	0	0	0
Common Stocks	2	0	0	0	0	(2)	0	0	0	(2)

	$1,353	$0	$(632)	$17	$8	$86	$0	$0	$832	$82

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$5	$0	$0	$0	$0	$(18)	$0	$0	$(13)	$(18)
Interest Rate Contracts	(7)	0	0	0	0	3	0	0	(4)	3

	$(2)	$0	$0	$0	$0	$(15)	$0	$0	$(17)	$(15)

Totals	$1,351	$0	$(632)	$17	$8	$71	$0	$0	$815	$67

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$832	Benchmark Pricing	Base Price	102.52 - 146.91

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(13)	Indicative Market Quotations	Broker Quote	(8.39)
Interest Rate Contracts	(4)	Indicative Market Quotations	Broker Quote	0.17 - 0.26

Total	$815

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1	$1
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	81	81
Unrealized appreciation on foreign currency contracts	0	0	0	389	0	389
Unrealized appreciation on OTC swap agreements	0	1,079	0	0	4,660	5,739

	$0	$1,079	$0	$389	$4,742	$6,210

Liabilities:
Written options outstanding	$0	$0	$0	$0	$4	$4
Variation margin payable on financial derivative instruments (2)	0	0	0	0	95	95
Unrealized depreciation on foreign currency contracts	0	0	0	474	0	474
Unrealized depreciation on OTC swap agreements	0	569	0	0	0	569

	$0	$569	$0	$474	$99	$1,142

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(24)	$0	$(24)
Net realized gain on futures contracts	0	0	0	0	607	607
Net realized gain (loss) on swaps	0	741	0	0	(299)	442
Net realized gain on foreign currency transactions	0	0	0	284	0	284

	$0	$741	$0	$260	$308	$1,309

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$23	$(10)	$13
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(87)	(87)
Net change in unrealized appreciation on written options	0	0	0	0	19	19
Net change in unrealized appreciation on swaps	0	654	0	0	1,745	2,399
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(117)	0	(117)

	$0	$654	$0	$(94)	$1,667	$2,227

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $74 and open centrally cleared swaps cumulative (depreciation) of $(481) as reported in the Notes to Schedule of Investments.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(10)	$0	$(10)
BPS	1,387	(1,390)	(3)
BRC	662	(540)	122
CBK	487	(410)	77
DUB	(125)	70	(55)
FBF	(337)	228	(109)
GST	(10)	0	(10)
HUS	916	(770)	146
JPM	2,013	(1,850)	163
MSC	(43)	0	(43)
MYC	(56)	(75)	(131)
RYL	3	0	3
UAG	185	0	185

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative

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Notes to Financial Statements (Cont.)

instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal

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models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects

26	PIMCO VARIABLE INSURANCE TRUST

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of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

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Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

28	PIMCO VARIABLE INSURANCE TRUST

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Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and

Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the

Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$24,050	$50,039	$(52,000)	$19	$(3)	$22,105	$40

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$37,309	$9,652

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	3,413	48,549	9,017	123,133
Advisor Class	867	12,270	1,404	19,191
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	537	7,635	1,192	16,263
Advisor Class	53	761	97	1,321
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(2,903)	(41,204)	(11,023)	(150,716)
Advisor Class	(550)	(7,783)	(1,366)	(18,596)
Net increase (decrease) resulting from Portfolio share transactions	1,418	$20,238	(679)	$(9,404)

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 74% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$318,807	$28,892	$(978)	$27,914

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CNY	Chinese Renminbi	INR	Indian Rupee	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar
GBP	British Pound	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT16SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Mexico	11.8%
Brazil	8.3%
Venezuela	7.5%
Russia	7.2%
Turkey	7.1%
Indonesia	6.9%
Short-Term Instruments	6.5%
Other	44.7%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO Emerging Markets Bond Portfolio Advisor Class	7.48%	9.33%	8.20%	8.12%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	7.45%	10.90%	9.44%	9.01%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.10% for Advisor Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,074.80	$1,019.39
Expenses Paid During Period*	$5.67	$5.52
Net Annualized Expense Ratio	1.10%	1.10%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»

An underweight to Argentina benefited performance as the Argentine sub-index underperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “Portfolio’s benchmark index”) during the reporting period.

»

An out-of-benchmark allocation to emerging markets corporates benefited relative performance as the JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Diversified outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Lebanon benefited performance as the Lebanon sub-index underperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Venezuela detracted from relative performance as the Venezuelan sub-index outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Turkey detracted from relative performance as the Turkey sub-index outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Ivory Coast detracted from relative performance as the Ivory Coast sub-index outperformed the Portfolio’s benchmark index during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Advisor Class
Net asset value beginning of year or period	$13.65		$13.54	$12.68	$10.32	$13.67	$13.96
Net investment income (a)	0.31		0.64	0.58	0.61	0.74	0.73
Net realized/unrealized gain (loss)	0.71		0.18	0.92	2.44	(2.71)	0.05
Total income (loss) from investment operations	1.02		0.82	1.50	3.05	(1.97)	0.78
Dividends from net investment income	(0.35)		(0.71)	(0.64)	(0.69)	(0.81)	(0.79)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.57)	(0.28)
Total distributions	(0.35)		(0.71)	(0.64)	(0.69)	(1.38)	(1.07)
Net asset value end of year or period	$14.32		$13.65	$13.54	$12.68	$10.32	$13.67
Total return	7.48%		6.21%	12.03%	30.39%	(14.66)%	5.70%
Net assets end of year or period (000s)	$34,540		$27,889	$25,832	$11,135	$3,924	$1,824
Ratio of expenses to average net assets	1.10	%*	1.10%	1.10%	1.11%	1.22%	1.10%
Ratio of expenses to average net assets excluding interest expense	1.10	%*	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.46	%*	4.70%	4.33%	5.15%	5.89%	5.28%
Portfolio turnover rate	3	%**	15%**	197%**	234%	198%	145%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$324,278
Investments in Affiliates, at value	22,105
Repurchase agreements, at value	338
Cash	1
Deposits with counterparty	357
Foreign currency, at value	195
Receivable for investments sold	716
Receivable for Portfolio shares sold	685
Interest and dividends receivable	5,463
Dividends receivable from Affiliates	5
Variation margin receivable on financial derivative instruments	81
OTC swap premiums paid	1,581
Unrealized appreciation on foreign currency contracts	389
Unrealized appreciation on OTC swap agreements	5,739
361,933

Liabilities:
Payable for investments purchased	$2,981
Payable for investments in Affiliates purchased	5
Deposits from counterparty	5,035
Payable for Portfolio shares redeemed	89
Written options outstanding	4
Accrued investment advisory fees	129
Accrued supervisory and administrative fees	115
Accrued distribution fees	7
Accrued servicing fees	39
Variation margin payable on financial derivative instruments	95
OTC swap premiums received	1,591
Unrealized depreciation on foreign currency contracts	474
Unrealized depreciation on OTC swap agreements	569
Other liabilities	8
11,141

Net Assets	$350,792

Net Assets Consist of:
Paid in capital	$320,072
Undistributed net investment income	742
Accumulated undistributed net realized (loss)	(3,093)
Net unrealized appreciation	33,071
$350,792

Net Assets:
Institutional Class	$10
Administrative Class	316,242
Advisor Class	34,540

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	22,090
Advisor Class	2,413

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.32
Administrative Class	14.32
Advisor Class	14.32

Cost of Investments	$296,036
Cost of Investments in Affiliates	$22,107
Cost of Repurchase Agreements	$338
Cost of Foreign Currency Held	$192
Premiums Received on Written Options	$166

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest, net of foreign taxes*	$9,286
Dividends from Affiliate investments	40
Total Income	9,326

Expenses:
Investment advisory fees	751
Supervisory and administrative fees	668
Servicing fees – Administrative Class	230
Distribution and/or servicing fees – Advisor Class	40
Trustees’ fees	2
Interest expense	3
Total Expenses	1,694

Net Investment Income	7,632

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	49
Net realized gain on Affiliate investments	19
Net realized gain on futures contracts	607
Net realized gain on swaps	442
Net realized gain on foreign currency transactions	276
Net change in unrealized appreciation on investments	12,517
Net change in unrealized (depreciation) on Affiliate investments	(3)
Net change in unrealized (depreciation) on futures contracts	(87)
Net change in unrealized appreciation on written options	19
Net change in unrealized appreciation on swaps	2,399
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(118)
Net Gain	16,120

Net Increase in Net Assets Resulting from Operations	$23,752

* Foreign tax withholdings	$10

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,632	$15,836
Net realized gain	1,374	6,149
Net realized gain on Affiliate investments	19	2
Net change in unrealized appreciation (depreciation)	14,730	(1,533)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(3)	1
Net increase resulting from operations	23,752	20,455

Distributions to Shareholders:
From net investment income
Institutional Class	0 +	0
Administrative Class	(7,635)	(16,281)
Advisor Class	(761)	(1,321)

Total Distributions	(8,396)	(17,602)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	20,238	(9,404)

Total Increase (Decrease) in Net Assets	35,594	(6,551)

Net Assets:
Beginning of period	315,198	321,749
End of period*	$350,792	$315,198

*Including undistributed net investment income of:	$742	$1,506

+	Amount is less than $500.
**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRIA 0.2%

CORPORATE BONDS & NOTES 0.2%
OGX Austria GmbH
8.375% due 04/01/2022		$1,000	$865

Total Austria (Cost $1,000)			865

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,001

Total Bahrain (Cost $1,016)			1,001

BARBADOS 0.4%

CORPORATE BONDS & NOTES 0.4%
Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,398

Total Barbados (Cost $1,364)			1,398

BERMUDA 0.4%

CORPORATE BONDS & NOTES 0.4%
Qtel International Finance Ltd.
4.750% due 02/16/2021		$1,400	1,494

Total Bermuda (Cost $1,346)			1,494

BRAZIL 8.2%

CORPORATE BONDS & NOTES 6.4%
Banco do Brasil S.A.
4.500% due 01/22/2015		$400	425
4.500% due 01/20/2016	EUR	800	1,051
6.000% due 01/22/2020		$2,620	2,987
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	448
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,290
Banco Votorantim S.A.
5.250% due 02/11/2016		800	822
BM&FBovespa S.A.
5.500% due 07/16/2020		500	535
Braskem Finance Ltd.
5.750% due 04/15/2021		900	929
7.000% due 05/07/2020		1,000	1,098
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	1,987
CSN Islands Corp.
6.875% due 09/21/2019		1,950	2,136
CSN Resources S.A.
6.500% due 07/21/2020		1,080	1,175
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		900	907
7.500% due 05/04/2020		1,100	1,144
Petrobras International Finance Co.
5.750% due 01/20/2020		1,000	1,100
7.875% due 03/15/2019		2,100	2,566
8.375% due 12/10/2018		900	1,128
Vale Overseas Ltd.
6.875% due 11/21/2036		760	886

			22,614

SOVEREIGN ISSUES 1.8%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		840	989
6.500% due 06/10/2019		1,700	2,036

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Government International Bond
5.625% due 01/07/2041		$350	$431
7.125% due 01/20/2037		600	868
8.750% due 02/04/2025		300	465
8.875% due 04/15/2024		350	542
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	39	20
10.000% due 01/01/2014		113	58
10.000% due 01/01/2017		1,427	730

			6,139

Total Brazil (Cost $26,628)			28,753

CAYMAN ISLANDS 2.3%

CORPORATE BONDS & NOTES 2.3%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	832
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	615
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	403
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		300	341
7.625% due 04/09/2019		200	248
Interoceanica Finance Ltd.
0.000% due 11/30/2018		147	122
0.000% due 11/30/2025		428	253
0.000% due 05/15/2030		800	314
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	259
5.000% due 11/15/2020		1,000	1,073
Mongolian Mining Corp.
8.875% due 03/29/2017		1,600	1,608
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		1,666	1,753
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		161	143
Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	211

Total Cayman Islands (Cost $7,879)			8,175

CHILE 1.2%

CORPORATE BONDS & NOTES 1.2%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	737
Banco Santander Chile
3.750% due 09/22/2015		1,300	1,307
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,183
E.CL S.A.
5.625% due 01/15/2021		800	872

Total Chile (Cost $3,779)			4,099

CHINA 0.7%

CORPORATE BONDS & NOTES 0.5%
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		$850	889
4.875% due 05/17/2042		700	749

			1,638

SOVEREIGN ISSUES 0.2%
Export-Import Bank of China
4.875% due 07/21/2015		550	600

Total China (Cost $2,090)			2,238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 3.8%

CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	$4,301

SOVEREIGN ISSUES 2.6%
Colombia Government International Bond
6.125% due 01/18/2041		350	457
7.375% due 01/27/2017		3,000	3,730
7.375% due 03/18/2019		2,300	3,019
8.125% due 05/21/2024		300	438
10.375% due 01/28/2033		225	400
11.750% due 02/25/2020		500	802
12.000% due 10/22/2015	COP	457,000	319

			9,165

Total Colombia (Cost $11,832)			13,466

EGYPT 0.1%

BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.468% due 12/20/2012		$152	142
3.989% due 04/08/2013		310	288

Total Egypt (Cost $462)			430

GABON 0.2%

SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$500	583

Total Gabon (Cost $573)			583

GERMANY 1.1%

CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$3,650	3,833

Total Germany (Cost $3,671)			3,833

GUATEMALA 0.4%

SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
5.750% due 06/06/2022		$660	689
9.250% due 08/01/2013		570	611

Total Guatemala (Cost $1,224)			1,300

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$1,000	1,037
5.000% due 05/02/2042		400	431
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		950	962

Total Hong Kong (Cost $2,337)			2,430

INDIA 0.6%

CORPORATE BONDS & NOTES 0.6%
ICICI Bank Ltd.
4.750% due 11/25/2016		$700	698
5.750% due 11/16/2020		100	99
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,132

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
4.500% due 07/27/2015	$300	$305

Total India (Cost $2,225)		2,234

INDONESIA 6.9%

BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.313% due 12/14/2019	$230	213

CORPORATE BONDS & NOTES 1.7%
Adaro Indonesia PT
7.625% due 10/22/2019	900	963
Indosat Palapa Co. BV
7.375% due 07/29/2020	100	109
Majapahit Holding BV
7.250% due 06/28/2017	700	802
7.750% due 01/20/2020	1,540	1,844
7.875% due 06/29/2037	700	854
Pertamina Persero PT
6.000% due 05/03/2042	900	893
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	300	315

		5,780

SOVEREIGN ISSUES 5.1%
Indonesia Government International Bond
6.625% due 02/17/2037	100	124
6.875% due 03/09/2017	3,200	3,736
6.875% due 01/17/2018	2,600	3,084
7.250% due 04/20/2015	1,700	1,913
7.500% due 01/15/2016	100	116
7.750% due 01/17/2038	100	138
10.375% due 05/04/2014	400	458
11.625% due 03/04/2019	5,600	8,288

		17,857

Total Indonesia (Cost $21,378)		23,850

IRELAND 4.5%

CORPORATE BONDS & NOTES 3.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,390	1,470
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021	1,300	1,422
RZD Capital Ltd.
5.739% due 04/03/2017	7,400	7,918
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	300
7.748% due 02/02/2021	500	484
9.125% due 04/30/2018	500	534

		12,128

SOVEREIGN ISSUES 1.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	519
6.025% due 07/05/2022 (a)	2,580	2,588
6.902% due 07/09/2020	200	217

		3,324

Total Ireland (Cost $14,769)		15,452

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL 0.1%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$500	$512

Total Israel (Cost $538)		512

KAZAKHSTAN 3.1%

CORPORATE BONDS & NOTES 3.1%
Intergas Finance BV
6.375% due 05/14/2017	$300	327
KazMunayGas National Co.
7.000% due 05/05/2020	5,200	5,928
9.125% due 07/02/2018	2,500	3,103
11.750% due 01/23/2015	500	598
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	1,020	1,066

Total Kazakhstan (Cost $10,331)		11,022

LUXEMBOURG 4.1%

CORPORATE BONDS & NOTES 4.1%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	$330	360
6.510% due 03/07/2022	750	835
8.625% due 04/28/2034	1,360	1,737
9.250% due 04/23/2019	200	251
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	330	362
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	1,020	1,030
6.299% due 05/15/2017	1,640	1,738
7.175% due 05/16/2013	1,900	1,979
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,200	1,250
5.499% due 07/07/2015	1,700	1,785
6.125% due 02/07/2022	1,400	1,464
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	1,200	1,217
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	54	56
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012	300	305

Total Luxembourg (Cost $13,607)		14,369

	SHARES
MEXICO 11.6%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)	5,259	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 7.5%
Banco Mercantil del Norte S.A.
6.862% due 10/13/2021	$1,800	1,881
BBVA Bancomer S.A.
4.500% due 03/10/2016	840	848
6.500% due 03/10/2021	1,400	1,421
Comision Federal de Electricidad
4.875% due 05/26/2021	900	981
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014	1,300	1,359
9.250% due 06/30/2020	200	210
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015	670	682
9.750% due 03/25/2020	125	132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$44	$5
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,859
6.625% due 06/15/2038		700	837
Petroleos Mexicanos
4.875% due 01/24/2022		3,300	3,572
5.500% due 06/27/2044		730	748
6.500% due 06/02/2041		3,500	4,103
8.000% due 05/03/2019		3,450	4,399
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		200	204
9.500% due 01/21/2020		1,100	1,161

			26,402

SOVEREIGN ISSUES 4.1%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,728
5.500% due 02/17/2020		200	291
5.750% due 10/12/2110		$600	685
6.050% due 01/11/2040		850	1,101
6.750% due 09/27/2034		3,534	4,842
7.250% due 12/15/2016	MXN	8,600	707
7.500% due 04/08/2033		$2,460	3,592
9.500% due 12/18/2014	MXN	6,436	537

			14,483

Total Mexico (Cost $35,821)			40,885

NETHERLANDS 1.2%

CORPORATE BONDS & NOTES 1.2%
Indo Energy Finance BV
7.000% due 05/07/2018		$500	494
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		300	331
7.000% due 05/11/2016		1,000	1,099
Waha Aerospace BV
3.925% due 07/28/2020		2,040	2,131

Total Netherlands (Cost $3,900)			4,055

PANAMA 1.3%

CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$700	702

SOVEREIGN ISSUES 1.1%
Panama Government International Bond
8.875% due 09/30/2027		780	1,215
9.375% due 04/01/2029		1,553	2,547

			3,762

Total Panama (Cost $3,671)			4,464

PERU 1.1%

SOVEREIGN ISSUES 1.1%
Peru Government International Bond
7.350% due 07/21/2025		$1,500	2,115
8.750% due 11/21/2033		1,094	1,800

Total Peru (Cost $2,949)			3,915

PHILIPPINES 2.1%

SOVEREIGN ISSUES 2.1%
Philippines Government International Bond
6.375% due 01/15/2032		$1,700	2,153
6.375% due 10/23/2034		100	128

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 01/20/2020	$600	$749
7.500% due 09/25/2024	350	466
7.750% due 01/14/2031	1,500	2,140
8.375% due 06/17/2019	500	676
8.875% due 03/17/2015	74	87
9.500% due 02/02/2030	400	650
9.875% due 01/15/2019	100	142

Total Philippines (Cost $5,842)		7,191

POLAND 0.5%

SOVEREIGN ISSUES 0.5%
Poland Government International Bond
6.375% due 07/15/2019	$1,400	1,654

Total Poland (Cost $1,398)		1,654

QATAR 1.4%

CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$100	112
Qatari Diar Finance QSC
3.500% due 07/21/2015	1,300	1,367
5.000% due 07/21/2020	100	113
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,260	1,386
5.500% due 09/30/2014	300	324
5.838% due 09/30/2027	350	388
6.332% due 09/30/2027	250	287

		3,977

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015	200	211
5.250% due 01/20/2020	500	579
6.400% due 01/20/2040	100	128

		918

Total Qatar (Cost $4,411)		4,895

RUSSIA 7.1%

CORPORATE BONDS & NOTES 1.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$2,300	2,875
ALROSA Finance S.A.
7.750% due 11/03/2020	1,100	1,157
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,800	1,904
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013	28	29

		5,965

SOVEREIGN ISSUES 5.4%
Russia Government International Bond
3.250% due 04/04/2017	400	403
4.500% due 04/04/2022	2,200	2,310
5.625% due 04/04/2042	1,800	1,930
7.500% due 03/31/2030	10,963	13,190
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	700	726
6.800% due 11/22/2025	500	526
		19,085

Total Russia (Cost $22,291)		25,050

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	$221

Total Senegal (Cost $218)			221

SINGAPORE 0.5%

CORPORATE BONDS & NOTES 0.5%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		$400	424
Temasek Financial Ltd.
5.375% due 11/23/2039		1,000	1,277

Total Singapore (Cost $1,414)			1,701

SOUTH AFRICA 1.1%

CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	515
6.500% due 04/15/2040		100	98

			613

SOVEREIGN ISSUES 0.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	524
5.875% due 05/30/2022		$1,030	1,232
6.500% due 06/02/2014		450	496
6.875% due 05/27/2019		500	616
7.250% due 01/15/2020	ZAR	2,500	308
8.250% due 09/15/2017		1,000	131

			3,307

Total South Africa (Cost $3,560)			3,920

SOUTH KOREA 1.9%

CORPORATE BONDS & NOTES 1.7%
Export-Import Bank of Korea
2.268% due 03/21/2015		$2,000	1,997
5.125% due 06/29/2020		100	112
8.125% due 01/21/2014		1,000	1,094
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		900	947
Korea Electric Power Corp.
3.000% due 10/05/2015		600	614
Korea Exchange Bank
4.875% due 01/14/2016		100	107
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		800	820
6.250% due 06/17/2014		300	324

			6,015

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.750% due 09/10/2013		15	16
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	850

			866

Total South Korea (Cost $6,678)			6,881

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SRI LANKA 0.2%

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021		$568	$574

Total Sri Lanka (Cost $568)			574

TRINIDAD AND TOBAGO 0.6%

CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,417	1,477
9.750% due 08/14/2019		500	618

Total Trinidad and Tobago (Cost $1,977)			2,095

TURKEY 7.0%

CORPORATE BONDS & NOTES 0.4%
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		$1,400	1,298

SOVEREIGN ISSUES 6.6%
Turkey Government International Bond
6.750% due 05/30/2040		2,600	3,039
7.000% due 03/11/2019		6,900	8,047
7.250% due 03/05/2038		700	863
7.500% due 07/14/2017		4,300	5,025
7.500% due 11/07/2019		4,000	4,860
8.000% due 02/14/2034		1,100	1,451

			23,285

Total Turkey (Cost $22,807)			24,583

UNITED ARAB EMIRATES 0.5%

CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$240	264
DP World Ltd.
6.850% due 07/02/2037		600	592

			856

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		900	1,133

Total United Arab Emirates (Cost $1,658)			1,989

UNITED KINGDOM 0.6%

CORPORATE BONDS & NOTES 0.6%
Barclays Bank PLC
10.179% due 06/12/2021		$520	616
HBOS PLC
6.750% due 05/21/2018		400	378
State Bank of India
4.500% due 10/23/2014		1,250	1,273

Total United Kingdom (Cost $2,195)			2,267

UNITED STATES 2.0%

CORPORATE BONDS & NOTES 1.4%
American International Group, Inc.
8.175% due 05/15/2068		$900	981
8.625% due 05/22/2068	GBP	100	159
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$200	127
Citigroup Capital
8.300% due 12/21/2077		940	945

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	$400	$466
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,940	2,173

		4,851

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
2.237% due 09/25/2045	21	17
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	468	444
Banc of America Mortgage Securities, Inc.
3.000% due 02/25/2036	9	6
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.805% due 06/10/2049	200	227
5.916% due 02/10/2051	200	232
Bear Stearns Adjustable Rate Mortgage Trust
2.729% due 01/25/2035	7	6
3.123% due 05/25/2047	57	38
Citigroup Mortgage Loan Trust, Inc.
5.019% due 09/25/2037 ^	108	69
GSR Mortgage Loan Trust
2.705% due 01/25/2036	22	18
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036	10	8
WaMu Mortgage Pass-Through Certificates
2.713% due 02/25/2037	71	52
Wells Fargo Mortgage-Backed Securities Trust
2.629% due 07/25/2036	25	18

		1,135

U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank
4.125% due 12/13/2019 (f)	250	296
Freddie Mac
5.683% due 03/01/2036	132	143
Israel Government AID Bond
5.500% due 04/26/2024	100	132

		571

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (d)	$189	$248
U.S. Treasury Notes
1.875% due 06/30/2015 (d)(f)	120	125
2.375% due 08/31/2014 (d)	100	105

		478

Total United States (Cost $6,109)		7,035

URUGUAY 0.8%

SOVEREIGN ISSUES 0.8%
Uruguay Government International Bond
7.625% due 03/21/2036	$400	580
8.000% due 11/18/2022	1,591	2,247

Total Uruguay (Cost $2,100)		2,827

VENEZUELA 7.4%

CORPORATE BONDS & NOTES 2.9%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$3,400	2,932
5.000% due 10/28/2015	1,500	1,187
5.250% due 04/12/2017	3,210	2,311
5.375% due 04/12/2027	2,050	1,174
5.500% due 04/12/2037	1,350	770
8.500% due 11/02/2017	2,400	1,956

		10,330

SOVEREIGN ISSUES 4.5%
Venezuela Government International Bond
7.000% due 03/31/2038	300	198
7.650% due 04/21/2025	1,700	1,181
7.750% due 10/13/2019	6,950	5,369
8.250% due 10/13/2024	8,830	6,424
9.000% due 05/07/2023	1,500	1,162
9.250% due 05/07/2028	1,300	995
9.375% due 01/13/2034	500	388

		15,717

Total Venezuela (Cost $24,381)		26,047

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 4.1%

CORPORATE BONDS & NOTES 4.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,850	$6,539
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,500	1,687
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,855
7.500% due 07/18/2016	3,300	3,684
7.875% due 03/13/2018	600	689

Total Virgin Islands (British) (Cost $13,953)		14,454

SHORT-TERM INSTRUMENTS 6.4%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$338	338

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $348. Repurchase proceeds are $338.)

U.S. TREASURY BILLS 0.0%
0.128% due 08/16/2012 (d)	70	70

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.3%
PIMCO Short-Term Floating NAV Portfolio	2,206,100	22,105

Total Short-Term Instruments (Cost $22,515)		22,513

PURCHASED OPTIONS (h) 0.0%
(Cost $16)		1

Total Investments 98.8% (Cost $318,481)		$346,721

Written Options (i) (0.0%) (Premiums $166)		(4)

Other Assets and Liabilities (Net) 1.2%		4,075

Net Assets 100.0%		$350,792

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Non-income producing security.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $298 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Cash of $203 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2013	35	$2
U.S. Treasury 5-Year Note September Futures	Short	09/2012	26	(5)
U.S. Treasury 10-Year Note September Futures	Long	09/2012	125	72
U.S. Treasury 30-Year Bond September Futures	Long	09/2012	18	5

				$74

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $314 and cash of $154 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$	400	$(11)	$(7)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		12,400	(561)	(474)

						$(572)	$(481)

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%	$	500	$2	$1	$1
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		300	0	0	0
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%		200	(2)	(1)	(1)
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.833%		1,300	(83)	(58)	(25)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.678%		2,600	11	17	(6)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%		300	0	0	0
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		300	(1)	(4)	3
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.753%		1,000	(50)	(37)	(13)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.269%		3,800	(36)	(38)	2
Brazil Government International Bond	MYC	2.100%	08/20/2016	1.336%		250	10	0	10
China Government International Bond	BRC	1.000%	09/20/2012	0.292%		400	0	2	(2)
China Government International Bond	BRC	1.000%	12/20/2012	0.293%		100	1	0	1
China Government International Bond	CBK	1.000%	12/20/2016	1.028%		100	0	(5)	5
China Government International Bond	DUB	1.000%	12/20/2016	1.028%		500	0	(23)	23
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		300	0	(15)	15
China Government International Bond	JPM	1.000%	09/20/2012	0.292%		200	0	1	(1)
China Government International Bond	JPM	1.000%	12/20/2016	1.028%		400	(1)	(20)	19
China Government International Bond	MYC	1.000%	12/20/2016	1.028%		1,200	(1)	(56)	55
China Government International Bond	RYL	1.000%	06/20/2016	0.913%		600	2	6	(4)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.482%		200	0	1	(1)
Egypt Government International Bond	DUB	1.000%	12/20/2015	5.950%		600	(91)	(38)	(53)
Egypt Government International Bond	DUB	1.000%	06/20/2016	6.031%		100	(17)	(9)	(8)
Egypt Government International Bond	GST	1.000%	06/20/2015	5.841%		100	(13)	(7)	(6)
Egypt Government International Bond	HUS	1.000%	06/20/2015	5.841%		100	(13)	(7)	(6)
Egypt Government International Bond	HUS	1.000%	06/20/2016	6.031%		200	(34)	(20)	(14)
Egypt Government International Bond	MYC	1.000%	06/20/2016	6.031%		300	(52)	(30)	(22)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.057%		100	0	(1)	1
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		100	0	(1)	1
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.057%		400	0	0	0
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.582%		200	(5)	(19)	14
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		300	0	(6)	6
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%		300	0	(6)	6
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.928%		200	0	(4)	4
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.678%		1,000	28	0	28
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.405%		2,900	(304)	(188)	(116)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.123%		2,375	(7)	(92)	85
Indonesia Government International Bond	UAG	1.000%	03/20/2015	1.123%		375	(1)	(15)	14
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%		100	(11)	(7)	(4)
Mexico Government International Bond	BRC	1.000%	12/20/2014	0.873%		300	1	(10)	11
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%		100	0	0	0
Mexico Government International Bond	GST	1.000%	12/20/2012	0.381%		200	1	1	0
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.658%		800	(41)	(37)	(4)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.381%		200	1	1	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%		800	3	2	1
Panama Government International Bond	JPM	1.000%	09/20/2012	0.485%		200	1	1	0
Penerbangan Malaysia Bhd.	JPM	1.000%	09/20/2012	0.351%		200	0	1	(1)
Penerbangan Malaysia Bhd.	MYC	1.000%	09/20/2012	0.351%		300	1	2	(1)
Peru Government International Bond	BOA	1.000%	06/20/2016	1.358%		700	(10)	(18)	8
Peru Government International Bond	FBF	1.000%	06/20/2016	1.358%		2,200	(30)	(60)	30
Peru Government International Bond	HUS	1.000%	06/20/2016	1.358%		4,300	(58)	(109)	51
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.472%		300	(5)	(10)	5

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.472%	$	300	$(5)	$(9)	$4
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		200	0	(1)	1
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%		1,000	(14)	(34)	20
Philippines Government International Bond	CBK	1.770%	12/20/2017	1.654%		700	5	0	5
Philippines Government International Bond	CBK	2.730%	03/20/2018	1.704%		1,400	79	0	79
Philippines Government International Bond	CBK	2.770%	06/20/2018	1.751%		2,000	116	0	116
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.598%		800	34	0	34
Philippines Government International Bond	UAG	1.000%	03/20/2015	0.800%		9,950	57	(290)	347
Qatar Government International Bond	BOA	1.000%	03/20/2016	1.030%		500	0	0	0
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.030%		100	0	(1)	1
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		1,100	4	(6)	10
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		300	1	(2)	3
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%		600	2	(7)	9
Russia Government International Bond	FBF	1.000%	12/20/2012	0.642%		100	0	(1)	1
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		500	0	(6)	6
Russia Government International Bond	MYC	1.000%	12/20/2012	0.642%		100	1	(1)	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	0.925%		200	2	0	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	0.920%		3,000	2	(27)	29
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	0.925%		400	3	0	3
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.722%		100	(13)	(9)	(4)
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	1.000%		300	(26)	(13)	(13)

							$(556)	$(1,322)	$766

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	$	8,600	$637	$714	$(77)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		3,900	314	491	(177)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016		2,500	220	230	(10)
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016		600	57	49	8

						$1,228	$1,484	$(256)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS	BRL	61,900	$1,373	$(24)	$1,397
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,100	106	13	93
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		27,900	514	(4)	518
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		60,900	1,854	(191)	2,045
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		11,700	377	(14)	391
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,100	58	45	13
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		31,322	44	3	41
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		11,000	162	0	162

							$4,488	$(172)	$4,660

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(h)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$	100	$6	$1
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		100	5	0
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		100	5	0

								$16	$1

(i)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	1,100	$7	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		400	3	0
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,000	89	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,900	12	0
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,000	13	0
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,000	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		500	7	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		200	2	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		400	5	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		300	3	0
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012		100	1	0

								$148	$0

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$800	$10	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	800	8	(2)

						$18	$(4)

Transactions in written call and put options for the period ended June 30, 2012:

	Notional Amount	Premium
Balance at 12/31/2011	$24,500	$166
Sales	0	0
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 06/30/2012	$24,500	$166

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,564		$1,992	BPS	$13	$0	$13
07/2012		1,564		1,994	JPM	15	0	15
07/2012		2,785		3,635	UAG	110	0	110
07/2012	INR	76,598		1,343	HUS	0	(30)	(30)
07/2012	KRW	1,347,775		1,177	DUB	1	0	1
07/2012		79,006		69	FBF	0	0	0
07/2012		59,943		52	JPM	0	0	0
07/2012		57,759		50	UAG	0	0	0
07/2012		$3,904	EUR	3,128	BPS	55	0	55
07/2012		1,500	INR	76,598	JPM	0	(127)	(127)
07/2012		1,121	KRW	1,286,833	DUB	2	0	2
07/2012		229		257,650	UAG	0	(4)	(4)
07/2012		7	MYR	21	JPM	0	0	0
07/2012		442	TRY	814	UAG	5	0	5

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	ZAR	3,433		$408	DUB	$0	$(10)	$(10)
08/2012	BRL	3,541		1,811	BRC	59	0	59
08/2012	EUR	3,128		3,905	BPS	0	(55)	(55)
08/2012	HUF	196,884		893	JPM	26	0	26
08/2012	MXN	17,440		1,334	JPM	32	0	32
08/2012	PLN	7,215		2,170	DUB	15	0	15
08/2012	SGD	13		10	BRC	0	0	0
08/2012		100		80	DUB	1	0	1
08/2012		50		40	HUS	0	0	0
08/2012		101		80	MSC	1	0	1
08/2012		$80	BRL	161	HUS	0	0	0
08/2012		485		956	MSC	0	(12)	(12)
08/2012		1,234		2,501	UAG	12	(8)	4
08/2012		860	HUF	195,293	DUB	0	0	0
08/2012		2,248	PLN	7,206	UAG	0	(96)	(96)
08/2012		215	SGD	266	UAG	0	(6)	(6)
10/2012	PHP	438		$10	CBK	0	0	0
10/2012		$1,319	INR	76,598	HUS	38	0	38
02/2013	CNY	9,584		$1,504	JPM	4	0	4
02/2013		14,887		2,300	MSC	0	(32)	(32)
02/2013		$7,392	CNY	46,595	UAG	0	(94)	(94)

						$389	$(474)	$(85)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Austria
Corporate Bonds & Notes	$0	$865	$0	$865
Bahrain
Sovereign Issues	0	1,001	0	1,001
Barbados
Corporate Bonds & Notes	0	1,398	0	1,398
Bermuda
Corporate Bonds & Notes	0	1,494	0	1,494
Brazil
Corporate Bonds & Notes	0	22,614	0	22,614
Sovereign Issues	0	6,139	0	6,139
Cayman Islands
Corporate Bonds & Notes	0	7,343	832	8,175
Chile
Corporate Bonds & Notes	0	4,099	0	4,099
China
Corporate Bonds & Notes	0	1,638	0	1,638
Sovereign Issues	0	600	0	600
Colombia
Corporate Bonds & Notes	0	4,301	0	4,301
Sovereign Issues	0	9,165	0	9,165
Egypt
Bank Loan Obligations	0	430	0	430
Gabon
Sovereign Issues	0	583	0	583
Germany
Corporate Bonds & Notes	0	3,833	0	3,833
Guatemala
Sovereign Issues	0	1,300	0	1,300
Hong Kong
Corporate Bonds & Notes	0	2,430	0	2,430
India
Corporate Bonds & Notes	0	2,234	0	2,234
Indonesia
Bank Loan Obligations	0	213	0	213
Corporate Bonds & Notes	0	5,780	0	5,780
Sovereign Issues	0	17,857	0	17,857

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Ireland
Corporate Bonds & Notes	$0	$12,128	$0	$12,128
Sovereign Issues	0	3,324	0	3,324
Israel
Corporate Bonds & Notes	0	512	0	512
Kazakhstan
Corporate Bonds & Notes	0	11,022	0	11,022
Luxembourg
Corporate Bonds & Notes	0	14,369	0	14,369
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	26,402	0	26,402
Sovereign Issues	0	14,483	0	14,483
Netherlands
Corporate Bonds & Notes	0	4,055	0	4,055
Panama
Corporate Bonds & Notes	0	702	0	702
Sovereign Issues	0	3,762	0	3,762
Peru
Sovereign Issues	0	3,915	0	3,915
Philippines
Sovereign Issues	0	7,191	0	7,191
Poland
Sovereign Issues	0	1,654	0	1,654
Qatar
Corporate Bonds & Notes	0	3,977	0	3,977
Sovereign Issues	0	918	0	918
Russia
Corporate Bonds & Notes	0	5,965	0	5,965
Sovereign Issues	0	19,085	0	19,085
Senegal
Sovereign Issues	0	221	0	221
Singapore
Corporate Bonds & Notes	0	1,701	0	1,701
South Africa
Corporate Bonds & Notes	0	613	0	613
Sovereign Issues	0	3,307	0	3,307
South Korea
Corporate Bonds & Notes	0	6,015	0	6,015
Sovereign Issues	0	866	0	866

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Sri Lanka
Sovereign Issues	$0	$574	$0	$574
Trinidad and Tobago
Corporate Bonds & Notes	0	2,095	0	2,095
Turkey
Corporate Bonds & Notes	0	1,298	0	1,298
Sovereign Issues	0	23,285	0	23,285
United Arab Emirates
Corporate Bonds & Notes	0	856	0	856
Sovereign Issues	0	1,133	0	1,133
United Kingdom
Corporate Bonds & Notes	0	2,267	0	2,267
United States
Corporate Bonds & Notes	0	4,851	0	4,851
Mortgage-Backed Securities	0	1,135	0	1,135
U.S. Government Agencies	0	571	0	571
U.S. Treasury Obligations	0	478	0	478
Uruguay
Sovereign Issues	0	2,827	0	2,827
Venezuela
Corporate Bonds & Notes	0	10,330	0	10,330
Sovereign Issues	0	15,717	0	15,717
Virgin Islands (British)
Corporate Bonds & Notes	0	14,454	0	14,454

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$338	$0	$338
U.S. Treasury Bills	0	70	0	70
PIMCO Short-Term Floating NAV Portfolio	22,105	0	0	22,105
Purchased Options
Interest Rate Contracts	0	1	0	1
	$22,105	$323,784	$832	$346,721

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,079	0	1,079
Foreign Exchange Contracts	0	389	0	389
Interest Rate Contracts	79	4,660	0	4,739
	$79	$6,128	$0	$6,207

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(556)	(13)	(569)
Foreign Exchange Contracts	0	(474)	0	(474)
Interest Rate Contracts	(5)	(481)	(4)	(490)
	$(5)	$(1,511)	$(17)	$(1,533)

Totals	$22,179	$328,401	$815	$351,395

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$754	$0	$(32)	$17	$8	$85	$0	$0	$832	$84
Mexico
Bank Loan Obligations	597	0	(600)	0	0	3	0	0	0	0
Common Stocks	2	0	0	0	0	(2)	0	0	0	(2)

	$1,353	$0	$(632)	$17	$8	$86	$0	$0	$832	$82

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$5	$0	$0	$0	$0	$(18)	$0	$0	$(13)	$(18)
Interest Rate Contracts	(7)	0	0	0	0	3	0	0	(4)	3

	$(2)	$0	$0	$0	$0	$(15)	$0	$0	$(17)	$(15)

Totals	$1,351	$0	$(632)	$17	$8	$71	$0	$0	$815	$67

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$832	Benchmark Pricing	Base Price	102.52 - 146.91

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(13)	Indicative Market Quotations	Broker Quote	(8.39)
Interest Rate Contracts	(4)	Indicative Market Quotations	Broker Quote	0.17 - 0.26

Total	$815

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1	$1
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	81	81
Unrealized appreciation on foreign currency contracts	0	0	0	389	0	389
Unrealized appreciation on OTC swap agreements	0	1,079	0	0	4,660	5,739

	$0	$1,079	$0	$389	$4,742	$6,210

Liabilities:
Written options outstanding	$0	$0	$0	$0	$4	$4
Variation margin payable on financial derivative instruments (2)	0	0	0	0	95	95
Unrealized depreciation on foreign currency contracts	0	0	0	474	0	474
Unrealized depreciation on OTC swap agreements	0	569	0	0	0	569

	$0	$569	$0	$474	$99	$1,142

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(24)	$0	$(24)
Net realized gain on futures contracts	0	0	0	0	607	607
Net realized gain (loss) on swaps	0	741	0	0	(299)	442
Net realized gain on foreign currency transactions	0	0	0	284	0	284

	$0	$741	$0	$260	$308	$1,309

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$23	$(10)	$13
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(87)	(87)
Net change in unrealized appreciation on written options	0	0	0	0	19	19
Net change in unrealized appreciation on swaps	0	654	0	0	1,745	2,399
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(117)	0	(117)

	$0	$654	$0	$(94)	$1,667	$2,227

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $74 and open centrally cleared swaps cumulative (depreciation) of $(481) as reported in the Notes to Schedule of Investments.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(10)	$0	$(10)
BPS	1,387	(1,390)	(3)
BRC	662	(540)	122
CBK	487	(410)	77
DUB	(125)	70	(55)
FBF	(337)	228	(109)
GST	(10)	0	(10)
HUS	916	(770)	146
JPM	2,013	(1,850)	163
MSC	(43)	0	(43)
MYC	(56)	(75)	(131)
RYL	3	0	3
UAG	185	0	185

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

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Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

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Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and

Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in

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Notes to Financial Statements (Cont.)

the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap

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agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the

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Notes to Financial Statements (Cont.)

Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the

Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

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Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$24,050	$50,039	$(52,000)	$19	$(3)	$22,105	$40

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$37,309	$9,652

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	3,413	48,549	9,017	123,133
Advisor Class	867	12,270	1,404	19,191
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	537	7,635	1,192	16,263
Advisor Class	53	761	97	1,321
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(2,903)	(41,204)	(11,023)	(150,716)
Advisor Class	(550)	(7,783)	(1,366)	(18,596)
Net increase (decrease) resulting from Portfolio share transactions	1,418	$20,238	(679)	$(9,404)

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 74% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$318,807	$28,892	$(978)	$27,914

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CNY	Chinese Renminbi	INR	Indian Rupee	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar
GBP	British Pound	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT15SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

United States	31.5%
United Kingdom	14.5%
Germany	8.7%
France	8.1%
Italy	7.4%
Netherlands	5.7%
Short-Term Instruments	3.0%
Other	21.1%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012

	6 Months*	1 Year	Class Inception (04/30/2008)
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class	0.75%	3.42%	6.86%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	-0.30%	0.60%	4.80%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,007.50	$1,020.29
Expenses Paid During Period*	$4.59	$4.62
Net Annualized Expense Ratio	0.92%	0.92%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

Positions in high-quality non-Agency mortgage-backed securities (“MBS”), commercial MBS, and asset-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Overweight positions in high coupon Agency MBS contributed to performance as these securities outperformed the broader market during the reporting period.

»	Positions in European Agencies contributed to performance as spreads on these securities tightened over German bunds during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Mexico at the front-end of the yield curve contributed to performance as front-end government yields fell over the reporting period.

»	An underweight to duration in Spain, Italy, and France early in the reporting period detracted from performance as sovereign spreads tightened over German bunds.

»	An underweight to Japan duration detracted from performance as ten-year government yields fell over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	04/30/2008-12/31/2008

Administrative Class
Net asset value beginning of year or period	$12.09		$11.40	$10.64	$10.53	$10.00
Net investment income (a)	0.15		0.25	0.15	0.16	0.05
Net realized/unrealized gain (loss)	(0.06)		0.72	0.85	0.27	0.53
Total income from investment operations	0.09		0.97	1.00	0.43	0.58
Dividends from net investment income	(0.52)		(0.24)	(0.15)	(0.15)	(0.05)
Distributions from net realized capital gains	0.00		(0.04)	(0.09)	(0.17)	0.00
Total distributions	(0.52)		(0.28)	(0.24)	(0.32)	(0.05)
Net asset value end of year or period	$11.66		$12.09	$11.40	$10.64	$10.53
Total return	0.75%		8.53%	9.47%	4.09%	5.84%
Net assets end of year or period (000s)	$7,518		$8,472	$9,956	$6,277	$5,182
Ratio of expenses to average net assets	0.92	%*	0.90%	0.91%	0.90%	0.79%*
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90%	0.90%	0.90%	0.79%*
Ratio of net investment income to average net assets	2.56	%*	2.08%	1.33%	1.50%	0.71%*
Portfolio turnover rate	206	%**	166%**	304%**	683%	891%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$55,452
Investments in Affiliates, at value	509
Cash	78
Deposits with counterparty	541
Foreign currency, at value	151
Receivable for investments sold	10,533
Receivable for cross-currency swap exchanges	400
Receivable for Portfolio shares sold	6
Interest and dividends receivable	444
Variation margin receivable on financial derivative instruments	53
OTC swap premiums paid	273
Unrealized appreciation on foreign currency contracts	208
Unrealized appreciation on OTC swap agreements	423
Other assets	16
69,087

Liabilities:
Payable for investments purchased	$17,925
Payable for sale-buyback financing transactions	5,817
Deposits from counterparty	550
Payable for cross-currency swap exchanges	402
Payable for Portfolio shares redeemed	46
Written options outstanding	120
Accrued investment advisory fees	9
Accrued supervisory and administrative fees	18
Accrued distribution fees	7
Accrued servicing fees	5
Variation margin payable on financial derivative instruments	16
OTC swap premiums received	247
Unrealized depreciation on foreign currency contracts	382
Unrealized depreciation on OTC swap agreements	47
25,591

Net Assets	$43,496

Net Assets Consist of:
Paid in capital	$41,094
Undistributed net investment income	2,021
Accumulated undistributed net realized gain	189
Net unrealized appreciation	192
$43,496

Net Assets:
Institutional Class	$10
Administrative Class	7,518
Advisor Class	35,968

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	645
Advisor Class	3,084

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.66
Administrative Class	11.66
Advisor Class	11.66

Cost of Investments	$55,309
Cost of Investments in Affiliates	$509
Cost of Foreign Currency Held	$150
Premiums Received on Written Options	$134

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$745
Dividends from Affiliate investments	1
Miscellaneous income	7
Total Income	753

Expenses:
Investment advisory fees	56
Supervisory and administrative fees	112
Servicing fees – Administrative Class	6
Distribution and/or servicing fees – Advisor Class	47
Interest expense	5
Total Expenses	226

Net Investment Income	527

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	608
Net realized gain on Affiliate investments	2
Net realized gain on futures contracts	258
Net realized gain on written options	105
Net realized (loss) on swaps	(123)
Net realized (loss) on foreign currency transactions	(941)
Net change in unrealized appreciation on investments	372
Net change in unrealized (depreciation) on futures contracts	(268)
Net change in unrealized (depreciation) on written options	(53)
Net change in unrealized appreciation on swaps	202
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(434)
Net (Loss)	(272)

Net Increase in Net Assets Resulting from Operations	$255

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts In thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$527	$863
Net realized gain (loss)	(93)	2,698
Net realized gain (loss) on Affiliate investments	2	(1)
Net change in unrealized (depreciation)	(181)	(582)
Net increase resulting from operations	255	2,978

Distributions to Shareholders:
From net investment income
Administrative Class	(348)	(171)
Advisor Class	(1,572)	(652)
From net realized capital gains
Administrative Class	0	(28)
Advisor Class	0	(126)

Total Distributions	(1,920)	(977)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(3,305)	9,136

Total Increase (Decrease) in Net Assets	(4,970)	11,137

Net Assets:
Beginning of period	48,466	37,329
End of period*	$43,496	$48,466

*Including undistributed net investment income of:	$2,021	$3,414

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.2%

CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$104

Total Australia (Cost $100)			104

BELGIUM 0.6%

SOVEREIGN ISSUES 0.6%
Belgium Government International Bond
3.500% due 06/28/2017	EUR	200	269

Total Belgium (Cost $263)			269

CANADA 4.6%

CORPORATE BONDS & NOTES 2.2%
Bank of Montreal
2.850% due 06/09/2015		$300	318
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		300	316
Toronto-Dominion Bank
1.625% due 09/14/2016		300	306

			940

SOVEREIGN ISSUES 2.4%
Province of Ontario
3.150% due 06/02/2022	CAD	200	203
4.000% due 12/03/2019	EUR	100	145
4.000% due 06/02/2021	CAD	300	327
6.200% due 06/02/2031		100	137
Province of Quebec
3.500% due 12/01/2022		100	103
4.250% due 12/01/2021		100	110

			1,025

Total Canada (Cost $1,910)			1,965

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Landmark CDO Ltd.
0.767% due 06/01/2017		$116	113

Total Cayman Islands (Cost $111)			113

FRANCE 10.4%

CORPORATE BONDS & NOTES 6.3%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	200
3.000% due 07/23/2013	EUR	100	129
4.750% due 05/28/2013		100	131
BPCE S.A.
2.216% due 02/07/2014		$200	198
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	202
4.500% due 01/09/2013	EUR	100	129
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		$200	196
Dexia Credit Local S.A.
0.946% due 04/29/2014		600	564
2.750% due 01/10/2014		300	297
2.750% due 04/29/2014		300	294
Dexia Municipal Agency S.A.
3.125% due 09/15/2015	EUR	200	256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	100	$133

			2,729

SOVEREIGN ISSUES 4.1%
France Government Bond
3.000% due 04/25/2022		200	260
3.500% due 04/25/2026		100	132
4.500% due 04/25/2041		100	148
4.750% due 04/25/2035		400	605
5.500% due 04/25/2029		200	322
5.750% due 10/25/2032		200	339

			1,806

Total France (Cost $4,675)			4,535

GERMANY 11.2%

CORPORATE BONDS & NOTES 9.6%
FMS Wertmanagement AoR
0.741% due 01/20/2014	EUR	200	254
0.810% due 02/18/2015		900	1,139
2.375% due 12/15/2014		100	132
2.750% due 06/03/2016		300	405
3.375% due 06/17/2021		200	280
KFW
0.625% due 05/29/2015		400	507
5.500% due 02/09/2022	AUD	500	555
6.000% due 08/20/2020		100	113
6.250% due 05/19/2021		700	813

			4,198

SOVEREIGN ISSUES 1.6%
Republic of Germany
5.625% due 01/04/2028	EUR	100	184
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	512

			696

Total Germany (Cost $5,095)			4,894

IRELAND 2.2%

CORPORATE BONDS & NOTES 2.2%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	700	951

Total Ireland (Cost $996)			951

ITALY 9.6%

MORTGAGE-BACKED SECURITIES 0.3%
Intesa Sec SpA
0.860% due 10/30/2033	EUR	100	116

SOVEREIGN ISSUES 9.3%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015		100	123
3.000% due 11/01/2015		200	243
3.750% due 08/01/2015		300	375
3.750% due 08/01/2021		100	111
4.250% due 02/01/2019		300	359
4.500% due 08/01/2018		100	122
4.500% due 03/01/2019		100	121
4.750% due 09/15/2016		500	633
4.750% due 05/01/2017		100	125
5.000% due 03/01/2022		300	363
5.000% due 08/01/2039		100	107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/01/2040	EUR	100	$107
5.250% due 08/01/2017		300	384
5.500% due 09/01/2022		600	747
5.750% due 02/01/2033		100	120

			4,040

Total Italy (Cost $4,329)			4,156

MEXICO 3.3%

SOVEREIGN ISSUES 3.3%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	5,000	395
6.500% due 06/10/2021		10,100	823
10.000% due 12/05/2024		2,000	210

Total Mexico (Cost $1,347)			1,428

NETHERLANDS 7.4%

ASSET-BACKED SECURITIES 0.0%
Globaldrive BV
4.000% due 10/20/2016	EUR	9	12

CORPORATE BONDS & NOTES 2.9%
ABN Amro Bank NV
3.250% due 01/18/2013		100	129
Achmea Hypotheekbank NV
0.816% due 11/03/2014		$100	99
3.200% due 11/03/2014		200	209
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		100	112
ING Bank NV
2.250% due 08/31/2015	EUR	200	262
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	202
NIBC Bank NV
0.847% due 12/02/2014		100	99
3.500% due 04/07/2014	EUR	100	133

			1,245

SOVEREIGN ISSUES 4.5%
Netherlands Government Bond
2.500% due 01/15/2017		200	269
4.000% due 07/15/2016		200	284
4.000% due 07/15/2018		100	145
4.000% due 07/15/2019		400	584
4.500% due 07/15/2017		450	659

			1,941

Total Netherlands (Cost $3,127)			3,198

NEW ZEALAND 4.2%

SOVEREIGN ISSUES 4.2%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	800
5.500% due 04/15/2023		600	567
6.000% due 05/15/2021		500	482

Total New Zealand (Cost $1,624)			1,849

NORWAY 1.6%

CORPORATE BONDS & NOTES 1.6%
DNB Bank ASA
3.200% due 04/03/2017		$300	304
DNB Boligkreditt A/S
4.125% due 02/01/2013	EUR	100	129

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eksportfinans ASA
3.000% due 11/17/2014		$300	$285

Total Norway (Cost $724)			718

SPAIN 4.1%

CORPORATE BONDS & NOTES 0.2%
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	93

SOVEREIGN ISSUES 3.9%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	126
Instituto de Credito Oficial
0.716% due 01/28/2013		$300	292
2.405% due 03/25/2014	EUR	400	489
4.500% due 07/08/2014		100	125
Spain Government International Bond
4.000% due 04/30/2020		300	330
4.200% due 01/31/2037		100	87
5.500% due 07/30/2017		200	250

			1,699

Total Spain (Cost $1,961)			1,792

SUPRANATIONAL 4.7%

CORPORATE BONDS & NOTES 4.7%
European Union
2.500% due 12/04/2015	EUR	200	267
2.750% due 06/03/2016		200	270
3.125% due 01/27/2015		400	538
3.250% due 11/07/2014		200	270
3.250% due 04/04/2018		500	691

Total Supranational (Cost $2,139)			2,036

SWEDEN 1.4%

CORPORATE BONDS & NOTES 1.4%
Nordea Bank AB
3.125% due 03/20/2017		$300	302
Stadshypotek AB
1.011% due 09/30/2013		300	300

Total Sweden (Cost $598)			602

UNITED KINGDOM 18.7%

CORPORATE BONDS & NOTES 4.4%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	392
3.625% due 10/05/2018		200	268
BP Capital Markets PLC
3.125% due 10/01/2015		$100	106
LBG Capital PLC
11.040% due 03/19/2020	GBP	100	159
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (b)		$400	419
Nationwide Building Society
2.875% due 09/14/2015	EUR	100	132
4.625% due 09/13/2012		100	128
5.500% due 07/18/2012		$200	200
Royal Bank of Scotland Group PLC
4.960% due 10/27/2014	AUD	100	91

			1,895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 5.5%
Eurosail PLC
0.821% due 03/13/2045	EUR	95	$101
1.150% due 03/13/2045	GBP	189	250
Fosse Master Issuer PLC
2.873% due 10/18/2054		100	157
Granite Master Issuer PLC
0.384% due 12/20/2054		$137	122
0.414% due 12/20/2054		100	87
0.703% due 12/17/2054	EUR	100	112
Granite Mortgages PLC
1.238% due 06/20/2044	GBP	68	102
Great Hall Mortgages PLC
0.598% due 06/18/2039		$66	54
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	100	127
2.157% due 10/15/2054		200	254
Kensington Mortgage Securities PLC
0.831% due 06/14/2040		78	84
Mansard Mortgages PLC
1.601% due 12/15/2049	GBP	218	288
Newgate Funding PLC
1.951% due 12/15/2050		200	216
RMAC Securities PLC
0.813% due 06/12/2044	EUR	191	193
1.161% due 06/12/2044	GBP	200	240

			2,387

SOVEREIGN ISSUES 8.8%
United Kingdom Gilt
4.250% due 12/07/2027		200	389
4.250% due 06/07/2032		300	581
4.250% due 09/07/2039		300	579
4.250% due 12/07/2040		200	386
4.500% due 09/07/2034		100	199
4.500% due 12/07/2042		100	202
4.750% due 12/07/2030		400	824
4.750% due 12/07/2038		200	417
6.000% due 12/07/2028		100	234

			3,811

Total United Kingdom (Cost $7,981)			8,093

UNITED STATES 40.4%

ASSET-BACKED SECURITIES 0.7%
HSBC Home Equity Loan Trust
0.394% due 03/20/2036		$58	55
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		80	81
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	161	191

			327

CORPORATE BONDS & NOTES 7.5%
Ally Financial, Inc.
3.868% due 06/20/2014		$200	199
6.875% due 08/28/2012		200	201
American International Group, Inc.
4.250% due 09/15/2014		100	104
5.750% due 03/15/2067	GBP	100	119
Bank of America Corp.
5.650% due 05/01/2018		$200	214
6.500% due 08/01/2016		35	38
CIT Group, Inc.
5.250% due 04/01/2014		100	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
0.746% due 11/05/2014		$300	$287
6.000% due 12/13/2013		100	105
International Lease Finance Corp.
6.375% due 03/25/2013		100	103
6.500% due 09/01/2014		100	106
6.750% due 09/01/2016		100	108
JC Penney Corp., Inc.
7.950% due 04/01/2017		100	101
Jones Group, Inc.
5.125% due 11/15/2014		100	103
JPMorgan Chase & Co.
6.300% due 04/23/2019		200	234
Merrill Lynch & Co., Inc.
0.980% due 01/31/2014	EUR	300	365
1.187% due 07/22/2014		100	121
4.875% due 05/30/2014		100	131
Morgan Stanley
2.066% due 01/24/2014		$200	194
PulteGroup, Inc.
5.200% due 02/15/2015		100	103
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	137
4.375% due 09/16/2014		50	66

			3,243

MORTGAGE-BACKED SECURITIES 5.6%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$94	89
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		35	31
Commercial Mortgage Pass-Through Certificates
2.578% due 07/10/2046 (a)		2,101	143
2.637% due 07/10/2046 (a)		1,663	149
3.156% due 07/10/2046		193	203
Credit Suisse Mortgage Capital Certificates
5.932% due 12/18/2049		200	222
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	4
1.567% due 11/10/2046 (a)		491	27
First Horizon Asset Securities, Inc.
2.566% due 05/25/2037 ^		78	46
GS Mortgage Securities Corp.
4.592% due 08/10/2043		200	224
Harborview Mortgage Loan Trust
0.523% due 02/19/2036		496	272
Indymac Index Mortgage Loan Trust
0.485% due 07/25/2035		44	29
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		200	220
JPMorgan Mortgage Trust
5.216% due 02/25/2036		52	39
Mellon Residential Funding Corp.
0.672% due 08/15/2032		138	135
Merrill Lynch Mortgage Investors, Inc.
2.530% due 02/25/2035		33	30
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049		100	110
RBSCF Trust
6.203% due 12/16/2049		100	114
Structured Asset Securities Corp.
2.797% due 10/28/2035		168	133
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		44	44
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045		100	112

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.661% due 10/25/2035	$80	$72

		2,448

MUNICIPAL BONDS & NOTES 2.3%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	124
7.550% due 04/01/2039	100	129
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	103
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	126
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	100	115
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	100	146
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	112
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	100	131

		986

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 23.5%
Fannie Mae
0.675% due 11/25/2040	$153	$153
0.695% due 11/25/2040	163	163
3.500% due 08/01/2042	5,000	5,244
4.000% due 08/01/2042	2,900	3,083
4.500% due 02/01/2039	157	169
Freddie Mac
0.842% due 12/15/2037	80	80
NCUA Guaranteed Notes
0.610% due 11/06/2017	738	739
0.800% due 12/08/2020	175	176
Small Business Administration
5.980% due 05/01/2022	157	175
Tennessee Valley Authority
6.250% due 12/15/2017	200	254

		10,236

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds
3.750% due 08/15/2041	300	362

Total United States (Cost $17,197)		17,602

SHORT-TERM INSTRUMENTS 3.8%

CERTIFICATES OF DEPOSIT 0.9%
Intesa Sanpaolo SpA
2.375% due 12/21/2012	$100	98

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
0.000% due 11/13/2012		$300	$300

			398

MEXICO TREASURY BILLS 1.7%
4.654% due 07/12/2012	MXN	10,000	749

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.2%
PIMCO Short-Term Floating NAV Portfolio		50,832	509

Total Short-Term Instruments (Cost $1,639)			1,656

PURCHASED OPTIONS (h) 0.0%
(Cost $2)			0

Total Investments 128.7% (Cost $55,818)			$55,961

Written Options (i) (0.3%) (Premiums $134)			(120)

Other Assets and Liabilities (Net) (28.4%)			(12,345)

Net Assets 100.0%			$43,496

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $2,432 at a weighted average interest rate of 0.471%.
(e)	Cash of $197 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond September Futures	Short	09/2012	38	$9
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	3	1
Canada Government 10-Year Bond September Futures	Short	09/2012	5	(8)
Euro-BTP Italian Government Bond September Futures	Long	09/2012	2	5
Euro-Bund 10-Year Bond September Futures	Long	09/2012	15	(4)
Put Options Strike @ EUR 126.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	26	0
U.S. Treasury 10-Year Note September Futures	Long	09/2012	6	(1)
United Kingdom Government 10-Year Gilt September Futures	Short	09/2012	1	1

				$3

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $344 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized (Depreciation)
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015	$	100	$(1)	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	6,200	$(280)	$(247)
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GBP	600	(20)	(1)
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	JPY	600,000	84	30

						$(216)	$(218)

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	2.706%	$	200	$18	$31	$(13)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.279%		100	1	(2)	3
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	7.238%		100	24	6	18
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	3.046%		100	(4)	(6)	2
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	2.427%		100	(7)	0	(7)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	3.955%		100	7	6	1

								$39	$35	$4

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%	$	200	$4	$4	$0
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%		300	7	5	2
Australia Government Bond	GST	1.000%	09/20/2015	0.328%		100	2	2	0
Australia Government Bond	GST	1.000%	12/20/2016	0.573%		200	4	(1)	5
Australia Government Bond	MYC	1.000%	12/20/2016	0.573%		100	2	0	2
Australia Government Bond	RYL	1.000%	03/20/2016	0.430%		300	7	7	0
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		100	2	1	1
Australia Government Bond	UAG	1.000%	12/20/2016	0.573%		200	3	0	3
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	0.946%		100	1	(2)	3
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.098%		100	6	0	6
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.110%		100	4	0	4
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.463%		100	0	0	0
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.098%		100	6	0	6
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.110%		100	0	0	0
China Government International Bond	CBK	1.000%	03/20/2016	0.866%		300	1	3	(2)
China Government International Bond	DUB	1.000%	09/20/2016	0.955%		200	1	0	1
China Government International Bond	UAG	1.000%	12/20/2015	0.812%		200	1	4	(3)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.650%		100	0	0	0
France Government Bond	CBK	0.250%	06/20/2017	1.817%		400	(30)	(34)	4
France Government Bond	GST	0.250%	06/20/2017	1.817%		100	(7)	(8)	1
France Government Bond	HUS	0.250%	06/20/2017	1.817%		100	(8)	(9)	1
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.569%		200	0	(1)	1
Japan Government International Bond	UAG	1.000%	03/20/2016	0.625%		200	3	(1)	4
Republic of Germany	BOA	0.250%	12/20/2016	0.850%		300	(8)	(13)	5
Republic of Germany	BRC	0.250%	12/20/2016	0.850%		100	(3)	(5)	2
Republic of Germany	CBK	0.250%	12/20/2016	0.850%		300	(8)	(12)	4
Republic of Italy Government Bond	CBK	1.000%	06/20/2017	4.756%		100	(16)	(15)	(1)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.586%		2,000	(55)	(87)	32
Spain Government International Bond	GST	1.000%	06/20/2017	5.180%		100	(17)	(16)	(1)
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.365%	EUR	300	(2)	(5)	3
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.365%		100	(1)	(2)	1
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%	$	100	2	1	1
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		100	2	1	1
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		500	11	4	7
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		300	7	7	0
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.500%		100	2	1	1

							$(77)	$(171)	$94

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	200	$(2)	$(8)	$6
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		100	(1)	(2)	1
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		100	(2)	(3)	1
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		100	(5)	(5)	0
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		200	(4)	(4)	0

						$(14)	$(22)	$8

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	$	400	JPY	32,000	$0	$(2)	$2

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	270,000	$227	$74	$153
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		80,000	67	22	45
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	BPS		40,000	7	5	2
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	MYC		40,000	6	(1)	7
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	UAG		60,000	9	4	5
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		60,000	55	75	(20)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	1,700	7	1	6
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		2,600	10	(3)	13
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		2,600	5	0	5
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		900	4	0	4
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		700	3	0	3
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		10,600	49	8	41
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		1,400	1	0	1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		2,500	1	(1)	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		500	1	0	1

							$452	$184	$268

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

(h)	Purchased options outstanding on June 30, 2012:

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	CBK	JPY	88.250	07/03/2012	$	2,000	$0	$0
Call - OTC USD versus JPY	MSX		90.000	07/05/2012		6,000	1	0
Call - OTC USD versus JPY	MSX		89.500	07/31/2012		5,000	0	0

							$1	$0

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 3.500% due 08/01/2042	BRC	$	94.063	08/06/2012	$	4,000	$1	$0

(i)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	200	$0	$(1)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		200	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		200	0	(1)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		200	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		600	0	(4)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		600	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		200	1	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		200	5	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		1,300	7	(21)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,300	36	(8)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		2,300	27	(65)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		2,300	43	(8)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		200	3	(6)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		200	3	(1)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		100	1	0

								$126	$(119)

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BPS	MXN	14.300	07/12/2012	$	218	$3	$0
Call - OTC USD versus MXN	BPS		14.100	07/19/2012		80	1	0
Call - OTC USD versus MXN	HUS		14.100	07/19/2012		115	1	0
Call - OTC USD versus MXN	HUS		14.300	08/23/2012		183	3	(1)

							$8	$(1)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	0	$11,200	$82
Sales	26	11,596	163
Closing Buys	(26)	(12,100)	(111)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$10,696	$134

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	149	$	147	HUS	$0	$(5)	$(5)
07/2012		340		336	MSC	0	(11)	(11)
07/2012		183		180	RYL	0	(6)	(6)
07/2012		1,283		1,250	WST	0	(61)	(61)
07/2012	CAD	249		244	MSC	0	0	0
07/2012	GBP	14		21	BRC	0	0	0
07/2012	IDR	125,830		13	HUS	0	0	0
07/2012		5,630		1	MSC	0	0	0
07/2012		120,200		13	UAG	0	0	0
07/2012	INR	2,422		50	DUB	7	0	7
07/2012	JPY	16,061		201	JPM	0	0	0
07/2012	KRW	1,550		1	BRC	0	0	0
07/2012	MXN	275		20	BPS	0	(1)	(1)
07/2012		10,482		757	HUS	0	(28)	(28)
07/2012	MYR	2		1	JPM	0	0	0
07/2012	NOK	990		165	BPS	0	(1)	(1)
07/2012		990		165	HUS	0	(2)	(2)
07/2012		990		164	UAG	0	(2)	(2)
07/2012	NZD	2,272		1,719	CBK	0	(97)	(97)
07/2012	$	313	AUD	310	BRC	4	0	4
07/2012		303		300	RBC	4	0	4
07/2012		256		259	UAG	9	0	9
07/2012		22	GBP	14	HUS	0	0	0
07/2012		14	IDR	125,830	HUS	0	(1)	(1)
07/2012		1		5,630	MSC	0	0	0
07/2012		13		120,200	UAG	0	0	0
07/2012		0	INR	4	HUS	0	0	0
07/2012		52		2,417	JPM	0	(9)	(9)
07/2012		1,488	JPY	119,212	CBK	3	0	3
07/2012		9,998		800,113	DUB	14	0	14
07/2012		203		16,163	HUS	0	(1)	(1)
07/2012		201		16,061	JPM	0	0	0
07/2012		8,512		683,577	UAG	43	0	43
07/2012		1	KRW	1,550	UAG	0	0	0
07/2012		55	MXN	757	UAG	2	0	2
07/2012		1	MYR	2	UAG	0	0	0
07/2012		77	ZAR	638	BRC	1	0	1
07/2012		138		1,144	JPM	2	0	2
08/2012	BRL	16	$	8	BRC	0	0	0
08/2012	HKD	2,383		307	HUS	0	0	0
08/2012		1,320		170	UAG	0	0	0
08/2012	MXN	1,911		135	BRC	0	(8)	(8)
08/2012		1,660		119	HUS	0	(5)	(5)
08/2012		9,063		693	JPM	17	0	17
08/2012		626		44	MSC	0	(3)	(3)
08/2012		7,470		536	UAG	0	(22)	(22)
08/2012	SGD	1		1	UAG	0	0	0
08/2012	$	328	DKK	1,909	HUS	0	(3)	(3)
08/2012		477	HKD	3,705	UAG	0	0	0
08/2012		210	MXN	2,921	BRC	8	0	8
08/2012		109		1,528	HUS	5	0	5
08/2012		106		1,465	JPM	3	0	3
08/2012		84		1,166	MSC	3	0	3
08/2012		599		8,318	UAG	22	0	22
08/2012		250	SEK	1,791	DUB	8	0	8
09/2012	CAD	102	$	99	UAG	0	(1)	(1)
09/2012	EUR	61		76	BRC	0	(1)	(1)
09/2012		1,219		1,521	CBK	0	(23)	(23)
09/2012		243		304	HUS	0	(4)	(4)
09/2012		577		727	MSC	0	(4)	(4)
09/2012		653		817	UAG	0	(10)	(10)
09/2012	GBP	396		617	BPS	0	(3)	(3)
09/2012		197		308	FBF	0	(1)	(1)
09/2012		131		206	JPM	1	0	1
09/2012		192		297	UAG	0	(3)	(3)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
09/2012	$	134	CAD	138	FBF	$1	$0	$1
09/2012		995		1,023	UAG	8	0	8
09/2012		983	EUR	786	DUB	12	0	12
09/2012		29		23	FBF	0	0	0
09/2012		250		198	JPM	1	0	1
09/2012		279		223	RBC	3	0	3
09/2012		1,116	GBP	722	BPS	14	0	14
09/2012		22		14	BRC	0	0	0
09/2012		120		77	DUB	1	0	1
09/2012		99		63	FBF	0	0	0
09/2012		42		27	JPM	0	0	0
09/2012		480		310	RBC	6	0	6
09/2012		53		34	RYL	1	0	1
09/2012		1	KRW	1,550	BRC	0	0	0
10/2012	CNY	641	$	100	JPM	0	(1)	(1)
10/2012	INR	4		0	HUS	0	0	0
10/2012	MYR	2		1	UAG	0	0	0
11/2012	EUR	37		47	CBK	0	0	0
11/2012		138		176	DUB	1	0	1
11/2012		45		57	FBF	0	0	0
11/2012		56		71	UAG	0	0	0
11/2012	$	1	TWD	43	BRC	0	0	0
01/2013		1	IDR	5,630	MSC	0	0	0
02/2013	CNY	3,161	$	493	DUB	0	(2)	(2)
02/2013		5,784		908	JPM	2	0	2
02/2013	$	375	CNY	2,352	JPM	0	(6)	(6)
05/2013	EUR	41	$	52	BOA	0	0	0
05/2013		137		176	BRC	2	0	2
05/2013		45		57	FBF	0	0	0
05/2013		51		65	UAG	0	0	0
08/2013	$	160	CNY	1,000	DUB	0	(4)	(4)
08/2013		402		2,539	UAG	0	(7)	(7)
04/2014		42		256	BRC	0	(3)	(3)
04/2014		59		359	CBK	0	(4)	(4)
04/2014		15		91	GST	0	(1)	(1)
04/2014		27		164	HUS	0	(2)	(2)
04/2014		26		158	JPM	0	(2)	(2)
04/2014		25		153	RYL	0	(1)	(1)
04/2014		56		341	UAG	0	(3)	(3)
09/2015		20		123	BOA	0	(1)	(1)
09/2015		71		430	BRC	0	(6)	(6)
09/2015		274		1,656	CBK	0	(22)	(22)
09/2015		20		123	MSC	0	(1)	(1)

						$208	$(382)	$(174)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$104	$0	$104
Belgium
Sovereign Issues	0	269	0	269
Canada
Corporate Bonds & Notes	0	940	0	940
Sovereign Issues	0	1,025	0	1,025
Cayman Islands
Asset-Backed Securities	0	113	0	113
France
Corporate Bonds & Notes	0	2,729	0	2,729
Sovereign Issues	0	1,806	0	1,806
Germany
Corporate Bonds & Notes	0	4,198	0	4,198
Sovereign Issues	0	696	0	696

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Ireland
Corporate Bonds & Notes	$0	$951	$0	$951
Italy
Mortgage-Backed Securities	0	116	0	116
Sovereign Issues	0	4,040	0	4,040
Mexico
Sovereign Issues	0	1,428	0	1,428
Netherlands
Asset-Backed Securities	0	12	0	12
Corporate Bonds & Notes	0	1,245	0	1,245
Sovereign Issues	0	1,941	0	1,941
New Zealand
Sovereign Issues	0	1,849	0	1,849
Norway
Corporate Bonds & Notes	0	718	0	718

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Spain
Corporate Bonds & Notes	$0	$93	$0	$93
Sovereign Issues	0	1,699	0	1,699
Supranational
Corporate Bonds & Notes	0	2,036	0	2,036
Sweden
Corporate Bonds & Notes	0	602	0	602
United Kingdom
Corporate Bonds & Notes	0	1,895	0	1,895
Mortgage-Backed Securities	0	2,387	0	2,387
Sovereign Issues	0	3,811	0	3,811
United States
Asset-Backed Securities	0	327	0	327
Corporate Bonds & Notes	0	3,243	0	3,243
Mortgage-Backed Securities	0	2,448	0	2,448
Municipal Bonds & Notes	0	986	0	986
U.S. Government Agencies	0	9,321	915	10,236
U.S. Treasury Obligations	0	362	0	362
Short-Term Instruments
Certificates of Deposit	0	398	0	398

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Mexico Treasury Bills	$0	$749	$0	$749
PIMCO Short-Term Floating NAV Portfolio	509	0	0	509
	$509	$54,537	$915	$55,961

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	135	0	135
Foreign Exchange Contracts	0	208	0	208
Interest Rate Contracts	16	318	0	334
	$16	$661	$0	$677

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(28)	0	(28)
Foreign Exchange Contracts	0	(382)	0	(382)
Interest Rate Contracts	(13)	(388)	0	(401)
	$(13)	$(798)	$0	$(811)

Totals	$512	$54,400	$915	$55,827

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
United States
U.S. Government Agencies	$1,001	$0	$(86)	$0	$0	$0	$0	$0	$915	$0

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$915	Third Party Vendor	Broker Quote	100.03 - 100.42

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$53	$53
Unrealized appreciation on foreign currency contracts	0	0	0	208	0	208
Unrealized appreciation on OTC swap agreements	0	133	0	2	288	423

	$0	$133	$0	$210	$341	$684

Liabilities:
Written options outstanding	$0	$0	$0	$1	$119	$120
Variation margin payable on financial derivative instruments (2)	0	0	0	0	16	16
Unrealized depreciation on foreign currency contracts	0	0	0	382	0	382
Unrealized depreciation on OTC swap agreements	0	27	0	0	20	47

	$0	$27	$0	$383	$155	$565

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(4)	$(14)	$(18)
Net realized gain on futures contracts	0	0	0	0	258	258
Net realized gain on written options	0	0	0	0	105	105
Net realized gain (loss) on swaps	0	28	0	0	(151)	(123)
Net realized (loss) on foreign currency transactions	0	0	0	(967)	0	(967)

	$0	$28	$0	$(971)	$198	$(745)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$(1)	$13	$12
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(268)	(268)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	6	(59)	(53)
Net change in unrealized appreciation on swaps	0	115	0	2	85	202
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(487)	0	(487)

	$0	$115	$0	$(480)	$(229)	$(594)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $3 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(219) as reported in the Notes to Schedule of Investments.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$(19)	$0	$(19)
BPS	16	0	16
BRC	(8)	0	(8)
CBK	(184)	0	(184)
DUB	11	(10)	1
FBF	282	(280)	2
GLM	(1)	0	(1)
GST	(25)	0	(25)
HUS	(39)	0	(39)
JPM	7	0	7
MSC	(16)	0	(16)
MYC	66	0	66
RBC	13	0	13
RYL	68	(260)	(192)
UAG	(4)	0	(4)
WST	(61)	0	(61)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same

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Notes to Financial Statements (Cont.)

or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option

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has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Portfolio may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting

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Notes to Financial Statements (Cont.)

arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness

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and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

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Notes to Financial Statements (Cont.)

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select

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counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$389	$0

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$2,227	$16,200	$(17,920)	$2	$0	$509	$1

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$86,382	$88,511	$28,470	$24,519

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	125	1,488	797	9,656
Advisor Class	268	3,188	2,044	24,459
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	30	348	16	196
Advisor Class	134	1,572	65	778
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(211)	(2,495)	(985)	(11,685)
Advisor Class	(626)	(7,416)	(1,200)	(14,268)
Net increase (decrease) resulting from Portfolio share transactions	(279)	$(3,305)	737	$9,136

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 81% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$55,855	$1,317	$(1,211)	$106

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

Subsequent to December 31, 2011, management determined that the PIMCO Foreign Bond Portfolio (Unhedged) improperly calculated its dividends paid deduction for the taxable year ended December 31, 2010. On February 27, 2012, the Board of Trustees for the Portfolio declared a deficiency dividend (as defined under IRC Section 860) in the amount of $1,400,000 of undistributed taxable income for the Portfolio’s tax year ended December 31, 2010. The dividend was paid to shareholders on March 8, 2012.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	WST	Westpac Banking Corp.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NOK	Norwegian Krone
CAD	Canadian Dollar	INR	Indian Rupee	NZD	New Zealand Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	SEK	Swedish Krona
DKK	Danish Krone	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar
GBP	British Pound	MYR	Malaysian Ringgit	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration

SEMIANNUAL REPORT	JUNE 30, 2012	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT17SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012 unless noted otherwise in the Portfolio Summary.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Foreign Bond Portfolio (Unhedged)

Allocation Breakdown‡
United States	31.5%
United Kingdom	14.5%
Germany	8.7%
France	8.1%
Italy	7.4%
Netherlands	5.7%
Short-Term Instruments	3.0%
Other	21.1%
‡	% of Total Investments as of 06/30/12

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2012
Class Inception (04/30/2012)
PIMCO Foreign Bond Portfolio (Unhedged) Institutional Class	-1.55%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	-1.36%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Institutional Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12) (a)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$984.50	$1,021.03
Expenses Paid During Period*	$1.27	$3.87
Net Annualized Expense Ratio	0.77%	0.77%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

(a) The Beginning Account Value is reflective as of 4/30/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since the inception date of 4/30/12). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

Positions in high-quality non-Agency mortgage-backed securities (“MBS”), commercial MBS, and asset-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Overweight positions in high coupon Agency MBS contributed to performance as these securities outperformed the broader market during the reporting period.

»	Positions in European Agencies contributed to performance as spreads on these securities tightened over German bunds during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Mexico at the front-end of the yield curve contributed to performance as front-end government yields fell over the reporting period.

»	An underweight to duration in Spain, Italy, and France early in the reporting period detracted from performance as sovereign spreads tightened over German bunds.

»	An underweight to Japan duration detracted from performance as ten-year government yields fell over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Period Ended:	04/30/2012-06/30/2012+

Institutional Class
Net asset value beginning of period	$11.90
Net investment income(a)	0.05
Net realized/unrealized gain (loss)	(0.23)
Total income (loss) from investment operations	(0.18)
Dividends from net investment income	(0.06)
Total distributions	(0.06)
Net asset value end of period	$11.66
Total return	(1.55)%
Net assets end of period (000s)	$10
Ratio of expenses to average net assets	0.77%*
Ratio of expenses to average net assets excluding interest expense	0.75%*
Ratio of net investment income to average net assets	2.59%*
Portfolio turnover rate	206%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$55,452
Investments in Affiliates, at value	509
Cash	78
Deposits with counterparty	541
Foreign currency, at value	151
Receivable for investments sold	10,533
Receivable for cross-currency swap exchanges	400
Receivable for Portfolio shares sold	6
Interest and dividends receivable	444
Variation margin receivable on financial derivative instruments	53
OTC swap premiums paid	273
Unrealized appreciation on foreign currency contracts	208
Unrealized appreciation on OTC swap agreements	423
Other assets	16
69,087

Liabilities:
Payable for investments purchased	$17,925
Payable for sale-buyback financing transactions	5,817
Deposits from counterparty	550
Payable for cross-currency swap exchanges	402
Payable for Portfolio shares redeemed	46
Written options outstanding	120
Accrued investment advisory fees	9
Accrued supervisory and administrative fees	18
Accrued distribution fees	7
Accrued servicing fees	5
Variation margin payable on financial derivative instruments	16
OTC swap premiums received	247
Unrealized depreciation on foreign currency contracts	382
Unrealized depreciation on OTC swap agreements	47
25,591

Net Assets	$43,496

Net Assets Consist of:
Paid in capital	$41,094
Undistributed net investment income	2,021
Accumulated undistributed net realized gain	189
Net unrealized appreciation	192
$43,496

Net Assets:
Institutional Class	$10
Administrative Class	7,518
Advisor Class	35,968

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	645
Advisor Class	3,084

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.66
Administrative Class	11.66
Advisor Class	11.66

Cost of Investments	$55,309
Cost of Investments in Affiliates	$509
Cost of Foreign Currency Held	$150
Premiums Received on Written Options	$134

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$745
Dividends from Affiliate investments	1
Miscellaneous income	7
Total Income	753

Expenses:
Investment advisory fees	56
Supervisory and administrative fees	112
Servicing fees – Administrative Class	6
Distribution and/or servicing fees – Advisor Class	47
Interest expense	5
Total Expenses	226

Net Investment Income	527

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	608
Net realized gain on Affiliate investments	2
Net realized gain on futures contracts	258
Net realized gain on written options	105
Net realized (loss) on swaps	(123)
Net realized (loss) on foreign currency transactions	(941)
Net change in unrealized appreciation on investments	372
Net change in unrealized (depreciation) on futures contracts	(268)
Net change in unrealized (depreciation) on written options	(53)
Net change in unrealized appreciation on swaps	202
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(434)
Net (Loss)	(272)

Net Increase in Net Assets Resulting from Operations	$255

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts In thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$527	$863
Net realized gain (loss)	(93)	2,698
Net realized gain (loss) on Affiliate investments	2	(1)
Net change in unrealized (depreciation)	(181)	(582)
Net increase resulting from operations	255	2,978

Distributions to Shareholders:
From net investment income
Administrative Class	(348)	(171)
Advisor Class	(1,572)	(652)
From net realized capital gains
Administrative Class	0	(28)
Advisor Class	0	(126)

Total Distributions	(1,920)	(977)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(3,305)	9,136

Total Increase (Decrease) in Net Assets	(4,970)	11,137

Net Assets:
Beginning of period	48,466	37,329
End of period*	$43,496	$48,466

*Including undistributed net investment income of:	$2,021	$3,414

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.2%

CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$104

Total Australia (Cost $100)			104

BELGIUM 0.6%

SOVEREIGN ISSUES 0.6%
Belgium Government International Bond
3.500% due 06/28/2017	EUR	200	269

Total Belgium (Cost $263)			269

CANADA 4.6%

CORPORATE BONDS & NOTES 2.2%
Bank of Montreal
2.850% due 06/09/2015		$300	318
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		300	316
Toronto-Dominion Bank
1.625% due 09/14/2016		300	306

			940

SOVEREIGN ISSUES 2.4%
Province of Ontario
3.150% due 06/02/2022	CAD	200	203
4.000% due 12/03/2019	EUR	100	145
4.000% due 06/02/2021	CAD	300	327
6.200% due 06/02/2031		100	137
Province of Quebec
3.500% due 12/01/2022		100	103
4.250% due 12/01/2021		100	110

			1,025

Total Canada (Cost $1,910)			1,965

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Landmark CDO Ltd.
0.767% due 06/01/2017		$116	113

Total Cayman Islands (Cost $111)			113

FRANCE 10.4%

CORPORATE BONDS & NOTES 6.3%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	200
3.000% due 07/23/2013	EUR	100	129
4.750% due 05/28/2013		100	131
BPCE S.A.
2.216% due 02/07/2014		$200	198
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	202
4.500% due 01/09/2013	EUR	100	129
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		$200	196
Dexia Credit Local S.A.
0.946% due 04/29/2014		600	564
2.750% due 01/10/2014		300	297
2.750% due 04/29/2014		300	294
Dexia Municipal Agency S.A.
3.125% due 09/15/2015	EUR	200	256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	100	$133

			2,729

SOVEREIGN ISSUES 4.1%
France Government Bond
3.000% due 04/25/2022		200	260
3.500% due 04/25/2026		100	132
4.500% due 04/25/2041		100	148
4.750% due 04/25/2035		400	605
5.500% due 04/25/2029		200	322
5.750% due 10/25/2032		200	339

			1,806

Total France (Cost $4,675)			4,535

GERMANY 11.2%

CORPORATE BONDS & NOTES 9.6%
FMS Wertmanagement AoR
0.741% due 01/20/2014	EUR	200	254
0.810% due 02/18/2015		900	1,139
2.375% due 12/15/2014		100	132
2.750% due 06/03/2016		300	405
3.375% due 06/17/2021		200	280
KFW
0.625% due 05/29/2015		400	507
5.500% due 02/09/2022	AUD	500	555
6.000% due 08/20/2020		100	113
6.250% due 05/19/2021		700	813

			4,198

SOVEREIGN ISSUES 1.6%
Republic of Germany
5.625% due 01/04/2028	EUR	100	184
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	512

			696

Total Germany (Cost $5,095)			4,894

IRELAND 2.2%

CORPORATE BONDS & NOTES 2.2%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	700	951

Total Ireland (Cost $996)			951

ITALY 9.6%

MORTGAGE-BACKED SECURITIES 0.3%
Intesa Sec SpA
0.860% due 10/30/2033	EUR	100	116

SOVEREIGN ISSUES 9.3%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015		100	123
3.000% due 11/01/2015		200	243
3.750% due 08/01/2015		300	375
3.750% due 08/01/2021		100	111
4.250% due 02/01/2019		300	359
4.500% due 08/01/2018		100	122
4.500% due 03/01/2019		100	121
4.750% due 09/15/2016		500	633
4.750% due 05/01/2017		100	125
5.000% due 03/01/2022		300	363
5.000% due 08/01/2039		100	107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/01/2040	EUR	100	$107
5.250% due 08/01/2017		300	384
5.500% due 09/01/2022		600	747
5.750% due 02/01/2033		100	120

			4,040

Total Italy (Cost $4,329)			4,156

MEXICO 3.3%

SOVEREIGN ISSUES 3.3%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	5,000	395
6.500% due 06/10/2021		10,100	823
10.000% due 12/05/2024		2,000	210

Total Mexico (Cost $1,347)			1,428

NETHERLANDS 7.4%

ASSET-BACKED SECURITIES 0.0%
Globaldrive BV
4.000% due 10/20/2016	EUR	9	12

CORPORATE BONDS & NOTES 2.9%
ABN Amro Bank NV
3.250% due 01/18/2013		100	129
Achmea Hypotheekbank NV
0.816% due 11/03/2014		$100	99
3.200% due 11/03/2014		200	209
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		100	112
ING Bank NV
2.250% due 08/31/2015	EUR	200	262
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	202
NIBC Bank NV
0.847% due 12/02/2014		100	99
3.500% due 04/07/2014	EUR	100	133

			1,245

SOVEREIGN ISSUES 4.5%
Netherlands Government Bond
2.500% due 01/15/2017		200	269
4.000% due 07/15/2016		200	284
4.000% due 07/15/2018		100	145
4.000% due 07/15/2019		400	584
4.500% due 07/15/2017		450	659

			1,941

Total Netherlands (Cost $3,127)			3,198

NEW ZEALAND 4.2%

SOVEREIGN ISSUES 4.2%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	800
5.500% due 04/15/2023		600	567
6.000% due 05/15/2021		500	482

Total New Zealand (Cost $1,624)			1,849

NORWAY 1.6%

CORPORATE BONDS & NOTES 1.6%
DNB Bank ASA
3.200% due 04/03/2017		$300	304
DNB Boligkreditt A/S
4.125% due 02/01/2013	EUR	100	129

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eksportfinans ASA
3.000% due 11/17/2014		$300	$285

Total Norway (Cost $724)			718

SPAIN 4.1%

CORPORATE BONDS & NOTES 0.2%
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	93

SOVEREIGN ISSUES 3.9%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	126
Instituto de Credito Oficial
0.716% due 01/28/2013		$300	292
2.405% due 03/25/2014	EUR	400	489
4.500% due 07/08/2014		100	125
Spain Government International Bond
4.000% due 04/30/2020		300	330
4.200% due 01/31/2037		100	87
5.500% due 07/30/2017		200	250

			1,699

Total Spain (Cost $1,961)			1,792

SUPRANATIONAL 4.7%

CORPORATE BONDS & NOTES 4.7%
European Union
2.500% due 12/04/2015	EUR	200	267
2.750% due 06/03/2016		200	270
3.125% due 01/27/2015		400	538
3.250% due 11/07/2014		200	270
3.250% due 04/04/2018		500	691

Total Supranational (Cost $2,139)			2,036

SWEDEN 1.4%

CORPORATE BONDS & NOTES 1.4%
Nordea Bank AB
3.125% due 03/20/2017		$300	302
Stadshypotek AB
1.011% due 09/30/2013		300	300

Total Sweden (Cost $598)			602

UNITED KINGDOM 18.7%

CORPORATE BONDS & NOTES 4.4%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	392
3.625% due 10/05/2018		200	268
BP Capital Markets PLC
3.125% due 10/01/2015		$100	106
LBG Capital PLC
11.040% due 03/19/2020	GBP	100	159
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (b)		$400	419
Nationwide Building Society
2.875% due 09/14/2015	EUR	100	132
4.625% due 09/13/2012		100	128
5.500% due 07/18/2012		$200	200
Royal Bank of Scotland Group PLC
4.960% due 10/27/2014	AUD	100	91

			1,895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 5.5%
Eurosail PLC
0.821% due 03/13/2045	EUR	95	$101
1.150% due 03/13/2045	GBP	189	250
Fosse Master Issuer PLC
2.873% due 10/18/2054		100	157
Granite Master Issuer PLC
0.384% due 12/20/2054		$137	122
0.414% due 12/20/2054		100	87
0.703% due 12/17/2054	EUR	100	112
Granite Mortgages PLC
1.238% due 06/20/2044	GBP	68	102
Great Hall Mortgages PLC
0.598% due 06/18/2039		$66	54
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	100	127
2.157% due 10/15/2054		200	254
Kensington Mortgage Securities PLC
0.831% due 06/14/2040		78	84
Mansard Mortgages PLC
1.601% due 12/15/2049	GBP	218	288
Newgate Funding PLC
1.951% due 12/15/2050		200	216
RMAC Securities PLC
0.813% due 06/12/2044	EUR	191	193
1.161% due 06/12/2044	GBP	200	240

			2,387

SOVEREIGN ISSUES 8.8%
United Kingdom Gilt
4.250% due 12/07/2027		200	389
4.250% due 06/07/2032		300	581
4.250% due 09/07/2039		300	579
4.250% due 12/07/2040		200	386
4.500% due 09/07/2034		100	199
4.500% due 12/07/2042		100	202
4.750% due 12/07/2030		400	824
4.750% due 12/07/2038		200	417
6.000% due 12/07/2028		100	234

			3,811

Total United Kingdom (Cost $7,981)			8,093

UNITED STATES 40.4%

ASSET-BACKED SECURITIES 0.7%
HSBC Home Equity Loan Trust
0.394% due 03/20/2036		$58	55
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		80	81
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	161	191

			327

CORPORATE BONDS & NOTES 7.5%
Ally Financial, Inc.
3.868% due 06/20/2014		$200	199
6.875% due 08/28/2012		200	201
American International Group, Inc.
4.250% due 09/15/2014		100	104
5.750% due 03/15/2067	GBP	100	119
Bank of America Corp.
5.650% due 05/01/2018		$200	214
6.500% due 08/01/2016		35	38
CIT Group, Inc.
5.250% due 04/01/2014		100	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
0.746% due 11/05/2014		$300	$287
6.000% due 12/13/2013		100	105
International Lease Finance Corp.
6.375% due 03/25/2013		100	103
6.500% due 09/01/2014		100	106
6.750% due 09/01/2016		100	108
JC Penney Corp., Inc.
7.950% due 04/01/2017		100	101
Jones Group, Inc.
5.125% due 11/15/2014		100	103
JPMorgan Chase & Co.
6.300% due 04/23/2019		200	234
Merrill Lynch & Co., Inc.
0.980% due 01/31/2014	EUR	300	365
1.187% due 07/22/2014		100	121
4.875% due 05/30/2014		100	131
Morgan Stanley
2.066% due 01/24/2014		$200	194
PulteGroup, Inc.
5.200% due 02/15/2015		100	103
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	137
4.375% due 09/16/2014		50	66

			3,243

MORTGAGE-BACKED SECURITIES 5.6%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$94	89
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		35	31
Commercial Mortgage Pass-Through Certificates
2.578% due 07/10/2046 (a)		2,101	143
2.637% due 07/10/2046 (a)		1,663	149
3.156% due 07/10/2046		193	203
Credit Suisse Mortgage Capital Certificates
5.932% due 12/18/2049		200	222
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	4
1.567% due 11/10/2046 (a)		491	27
First Horizon Asset Securities, Inc.
2.566% due 05/25/2037 ^		78	46
GS Mortgage Securities Corp.
4.592% due 08/10/2043		200	224
Harborview Mortgage Loan Trust
0.523% due 02/19/2036		496	272
Indymac Index Mortgage Loan Trust
0.485% due 07/25/2035		44	29
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		200	220
JPMorgan Mortgage Trust
5.216% due 02/25/2036		52	39
Mellon Residential Funding Corp.
0.672% due 08/15/2032		138	135
Merrill Lynch Mortgage Investors, Inc.
2.530% due 02/25/2035		33	30
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049		100	110
RBSCF Trust
6.203% due 12/16/2049		100	114
Structured Asset Securities Corp.
2.797% due 10/28/2035		168	133
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		44	44
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045		100	112

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.661% due 10/25/2035	$80	$72

		2,448

MUNICIPAL BONDS & NOTES 2.3%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	124
7.550% due 04/01/2039	100	129
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	103
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	126
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	100	115
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	100	146
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	112
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	100	131

		986

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 23.5%
Fannie Mae
0.675% due 11/25/2040	$153	$153
0.695% due 11/25/2040	163	163
3.500% due 08/01/2042	5,000	5,244
4.000% due 08/01/2042	2,900	3,083
4.500% due 02/01/2039	157	169
Freddie Mac
0.842% due 12/15/2037	80	80
NCUA Guaranteed Notes
0.610% due 11/06/2017	738	739
0.800% due 12/08/2020	175	176
Small Business Administration
5.980% due 05/01/2022	157	175
Tennessee Valley Authority
6.250% due 12/15/2017	200	254

		10,236

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds
3.750% due 08/15/2041	300	362

Total United States (Cost $17,197)		17,602

SHORT-TERM INSTRUMENTS 3.8%

CERTIFICATES OF DEPOSIT 0.9%
Intesa Sanpaolo SpA
2.375% due 12/21/2012	$100	98

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
0.000% due 11/13/2012		$300	$300

			398

MEXICO TREASURY BILLS 1.7%
4.654% due 07/12/2012	MXN	10,000	749

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.2%
PIMCO Short-Term Floating NAV Portfolio		50,832	509

Total Short-Term Instruments (Cost $1,639)			1,656

PURCHASED OPTIONS (h) 0.0%
(Cost $2)			0

Total Investments 128.7% (Cost $55,818)			$55,961

Written Options (i) (0.3%) (Premiums $134)			(120)

Other Assets and Liabilities (Net) (28.4%)			(12,345)

Net Assets 100.0%			$43,496

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $2,432 at a weighted average interest rate of 0.471%.
(e)	Cash of $197 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond September Futures	Short	09/2012	38	$9
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	3	1
Canada Government 10-Year Bond September Futures	Short	09/2012	5	(8)
Euro-BTP Italian Government Bond September Futures	Long	09/2012	2	5
Euro-Bund 10-Year Bond September Futures	Long	09/2012	15	(4)
Put Options Strike @ EUR 126.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	26	0
U.S. Treasury 10-Year Note September Futures	Long	09/2012	6	(1)
United Kingdom Government 10-Year Gilt September Futures	Short	09/2012	1	1

				$3

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $344 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized (Depreciation)
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015	$	100	$(1)	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	6,200	$(280)	$(247)
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GBP	600	(20)	(1)
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	JPY	600,000	84	30

						$(216)	$(218)

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	2.706%	$	200	$18	$31	$(13)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.279%		100	1	(2)	3
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	7.238%		100	24	6	18
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	3.046%		100	(4)	(6)	2
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	2.427%		100	(7)	0	(7)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	3.955%		100	7	6	1

								$39	$35	$4

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%	$	200	$4	$4	$0
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%		300	7	5	2
Australia Government Bond	GST	1.000%	09/20/2015	0.328%		100	2	2	0
Australia Government Bond	GST	1.000%	12/20/2016	0.573%		200	4	(1)	5
Australia Government Bond	MYC	1.000%	12/20/2016	0.573%		100	2	0	2
Australia Government Bond	RYL	1.000%	03/20/2016	0.430%		300	7	7	0
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		100	2	1	1
Australia Government Bond	UAG	1.000%	12/20/2016	0.573%		200	3	0	3
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	0.946%		100	1	(2)	3
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.098%		100	6	0	6
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.110%		100	4	0	4
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.463%		100	0	0	0
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.098%		100	6	0	6
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.110%		100	0	0	0
China Government International Bond	CBK	1.000%	03/20/2016	0.866%		300	1	3	(2)
China Government International Bond	DUB	1.000%	09/20/2016	0.955%		200	1	0	1
China Government International Bond	UAG	1.000%	12/20/2015	0.812%		200	1	4	(3)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.650%		100	0	0	0
France Government Bond	CBK	0.250%	06/20/2017	1.817%		400	(30)	(34)	4
France Government Bond	GST	0.250%	06/20/2017	1.817%		100	(7)	(8)	1
France Government Bond	HUS	0.250%	06/20/2017	1.817%		100	(8)	(9)	1
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.569%		200	0	(1)	1
Japan Government International Bond	UAG	1.000%	03/20/2016	0.625%		200	3	(1)	4
Republic of Germany	BOA	0.250%	12/20/2016	0.850%		300	(8)	(13)	5
Republic of Germany	BRC	0.250%	12/20/2016	0.850%		100	(3)	(5)	2
Republic of Germany	CBK	0.250%	12/20/2016	0.850%		300	(8)	(12)	4
Republic of Italy Government Bond	CBK	1.000%	06/20/2017	4.756%		100	(16)	(15)	(1)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.586%		2,000	(55)	(87)	32
Spain Government International Bond	GST	1.000%	06/20/2017	5.180%		100	(17)	(16)	(1)
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.365%	EUR	300	(2)	(5)	3
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.365%		100	(1)	(2)	1
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%	$	100	2	1	1
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		100	2	1	1
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		500	11	4	7
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		300	7	7	0
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.500%		100	2	1	1

							$(77)	$(171)	$94

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	200	$(2)	$(8)	$6
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		100	(1)	(2)	1
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		100	(2)	(3)	1
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		100	(5)	(5)	0
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		200	(4)	(4)	0

						$(14)	$(22)	$8

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	$	400	JPY	32,000	$0	$(2)	$2

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	270,000	$227	$74	$153
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		80,000	67	22	45
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	BPS		40,000	7	5	2
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	MYC		40,000	6	(1)	7
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	UAG		60,000	9	4	5
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		60,000	55	75	(20)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	1,700	7	1	6
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		2,600	10	(3)	13
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		2,600	5	0	5
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		900	4	0	4
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		700	3	0	3
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		10,600	49	8	41
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		1,400	1	0	1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		2,500	1	(1)	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		500	1	0	1

							$452	$184	$268

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

(h)	Purchased options outstanding on June 30, 2012:

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	CBK	JPY	88.250	07/03/2012	$	2,000	$0	$0
Call - OTC USD versus JPY	MSX		90.000	07/05/2012		6,000	1	0
Call - OTC USD versus JPY	MSX		89.500	07/31/2012		5,000	0	0

							$1	$0

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 3.500% due 08/01/2042	BRC	$	94.063	08/06/2012	$	4,000	$1	$0

(i)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	200	$0	$(1)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		200	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		200	0	(1)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		200	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		600	0	(4)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		600	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		200	1	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		200	5	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		1,300	7	(21)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,300	36	(8)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		2,300	27	(65)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		2,300	43	(8)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		200	3	(6)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		200	3	(1)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		100	1	0

								$126	$(119)

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BPS	MXN	14.300	07/12/2012	$	218	$3	$0
Call - OTC USD versus MXN	BPS		14.100	07/19/2012		80	1	0
Call - OTC USD versus MXN	HUS		14.100	07/19/2012		115	1	0
Call - OTC USD versus MXN	HUS		14.300	08/23/2012		183	3	(1)

							$8	$(1)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	0	$11,200	$82
Sales	26	11,596	163
Closing Buys	(26)	(12,100)	(111)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$10,696	$134

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	149	$	147	HUS	$0	$(5)	$(5)
07/2012		340		336	MSC	0	(11)	(11)
07/2012		183		180	RYL	0	(6)	(6)
07/2012		1,283		1,250	WST	0	(61)	(61)
07/2012	CAD	249		244	MSC	0	0	0
07/2012	GBP	14		21	BRC	0	0	0
07/2012	IDR	125,830		13	HUS	0	0	0
07/2012		5,630		1	MSC	0	0	0
07/2012		120,200		13	UAG	0	0	0
07/2012	INR	2,422		50	DUB	7	0	7
07/2012	JPY	16,061		201	JPM	0	0	0
07/2012	KRW	1,550		1	BRC	0	0	0
07/2012	MXN	275		20	BPS	0	(1)	(1)
07/2012		10,482		757	HUS	0	(28)	(28)
07/2012	MYR	2		1	JPM	0	0	0
07/2012	NOK	990		165	BPS	0	(1)	(1)
07/2012		990		165	HUS	0	(2)	(2)
07/2012		990		164	UAG	0	(2)	(2)
07/2012	NZD	2,272		1,719	CBK	0	(97)	(97)
07/2012	$	313	AUD	310	BRC	4	0	4
07/2012		303		300	RBC	4	0	4
07/2012		256		259	UAG	9	0	9
07/2012		22	GBP	14	HUS	0	0	0
07/2012		14	IDR	125,830	HUS	0	(1)	(1)
07/2012		1		5,630	MSC	0	0	0
07/2012		13		120,200	UAG	0	0	0
07/2012		0	INR	4	HUS	0	0	0
07/2012		52		2,417	JPM	0	(9)	(9)
07/2012		1,488	JPY	119,212	CBK	3	0	3
07/2012		9,998		800,113	DUB	14	0	14
07/2012		203		16,163	HUS	0	(1)	(1)
07/2012		201		16,061	JPM	0	0	0
07/2012		8,512		683,577	UAG	43	0	43
07/2012		1	KRW	1,550	UAG	0	0	0
07/2012		55	MXN	757	UAG	2	0	2
07/2012		1	MYR	2	UAG	0	0	0
07/2012		77	ZAR	638	BRC	1	0	1
07/2012		138		1,144	JPM	2	0	2
08/2012	BRL	16	$	8	BRC	0	0	0
08/2012	HKD	2,383		307	HUS	0	0	0
08/2012		1,320		170	UAG	0	0	0
08/2012	MXN	1,911		135	BRC	0	(8)	(8)
08/2012		1,660		119	HUS	0	(5)	(5)
08/2012		9,063		693	JPM	17	0	17
08/2012		626		44	MSC	0	(3)	(3)
08/2012		7,470		536	UAG	0	(22)	(22)
08/2012	SGD	1		1	UAG	0	0	0
08/2012	$	328	DKK	1,909	HUS	0	(3)	(3)
08/2012		477	HKD	3,705	UAG	0	0	0
08/2012		210	MXN	2,921	BRC	8	0	8
08/2012		109		1,528	HUS	5	0	5
08/2012		106		1,465	JPM	3	0	3
08/2012		84		1,166	MSC	3	0	3
08/2012		599		8,318	UAG	22	0	22
08/2012		250	SEK	1,791	DUB	8	0	8
09/2012	CAD	102	$	99	UAG	0	(1)	(1)
09/2012	EUR	61		76	BRC	0	(1)	(1)
09/2012		1,219		1,521	CBK	0	(23)	(23)
09/2012		243		304	HUS	0	(4)	(4)
09/2012		577		727	MSC	0	(4)	(4)
09/2012		653		817	UAG	0	(10)	(10)
09/2012	GBP	396		617	BPS	0	(3)	(3)
09/2012		197		308	FBF	0	(1)	(1)
09/2012		131		206	JPM	1	0	1
09/2012		192		297	UAG	0	(3)	(3)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
09/2012	$	134	CAD	138	FBF	$1	$0	$1
09/2012		995		1,023	UAG	8	0	8
09/2012		983	EUR	786	DUB	12	0	12
09/2012		29		23	FBF	0	0	0
09/2012		250		198	JPM	1	0	1
09/2012		279		223	RBC	3	0	3
09/2012		1,116	GBP	722	BPS	14	0	14
09/2012		22		14	BRC	0	0	0
09/2012		120		77	DUB	1	0	1
09/2012		99		63	FBF	0	0	0
09/2012		42		27	JPM	0	0	0
09/2012		480		310	RBC	6	0	6
09/2012		53		34	RYL	1	0	1
09/2012		1	KRW	1,550	BRC	0	0	0
10/2012	CNY	641	$	100	JPM	0	(1)	(1)
10/2012	INR	4		0	HUS	0	0	0
10/2012	MYR	2		1	UAG	0	0	0
11/2012	EUR	37		47	CBK	0	0	0
11/2012		138		176	DUB	1	0	1
11/2012		45		57	FBF	0	0	0
11/2012		56		71	UAG	0	0	0
11/2012	$	1	TWD	43	BRC	0	0	0
01/2013		1	IDR	5,630	MSC	0	0	0
02/2013	CNY	3,161	$	493	DUB	0	(2)	(2)
02/2013		5,784		908	JPM	2	0	2
02/2013	$	375	CNY	2,352	JPM	0	(6)	(6)
05/2013	EUR	41	$	52	BOA	0	0	0
05/2013		137		176	BRC	2	0	2
05/2013		45		57	FBF	0	0	0
05/2013		51		65	UAG	0	0	0
08/2013	$	160	CNY	1,000	DUB	0	(4)	(4)
08/2013		402		2,539	UAG	0	(7)	(7)
04/2014		42		256	BRC	0	(3)	(3)
04/2014		59		359	CBK	0	(4)	(4)
04/2014		15		91	GST	0	(1)	(1)
04/2014		27		164	HUS	0	(2)	(2)
04/2014		26		158	JPM	0	(2)	(2)
04/2014		25		153	RYL	0	(1)	(1)
04/2014		56		341	UAG	0	(3)	(3)
09/2015		20		123	BOA	0	(1)	(1)
09/2015		71		430	BRC	0	(6)	(6)
09/2015		274		1,656	CBK	0	(22)	(22)
09/2015		20		123	MSC	0	(1)	(1)

						$208	$(382)	$(174)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$104	$0	$104
Belgium
Sovereign Issues	0	269	0	269
Canada
Corporate Bonds & Notes	0	940	0	940
Sovereign Issues	0	1,025	0	1,025
Cayman Islands
Asset-Backed Securities	0	113	0	113
France
Corporate Bonds & Notes	0	2,729	0	2,729
Sovereign Issues	0	1,806	0	1,806
Germany
Corporate Bonds & Notes	0	4,198	0	4,198
Sovereign Issues	0	696	0	696

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Ireland
Corporate Bonds & Notes	$0	$951	$0	$951
Italy
Mortgage-Backed Securities	0	116	0	116
Sovereign Issues	0	4,040	0	4,040
Mexico
Sovereign Issues	0	1,428	0	1,428
Netherlands
Asset-Backed Securities	0	12	0	12
Corporate Bonds & Notes	0	1,245	0	1,245
Sovereign Issues	0	1,941	0	1,941
New Zealand
Sovereign Issues	0	1,849	0	1,849
Norway
Corporate Bonds & Notes	0	718	0	718

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Spain
Corporate Bonds & Notes	$0	$93	$0	$93
Sovereign Issues	0	1,699	0	1,699
Supranational
Corporate Bonds & Notes	0	2,036	0	2,036
Sweden
Corporate Bonds & Notes	0	602	0	602
United Kingdom
Corporate Bonds & Notes	0	1,895	0	1,895
Mortgage-Backed Securities	0	2,387	0	2,387
Sovereign Issues	0	3,811	0	3,811
United States
Asset-Backed Securities	0	327	0	327
Corporate Bonds & Notes	0	3,243	0	3,243
Mortgage-Backed Securities	0	2,448	0	2,448
Municipal Bonds & Notes	0	986	0	986
U.S. Government Agencies	0	9,321	915	10,236
U.S. Treasury Obligations	0	362	0	362
Short-Term Instruments
Certificates of Deposit	0	398	0	398

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Mexico Treasury Bills	$0	$749	$0	$749
PIMCO Short-Term Floating NAV Portfolio	509	0	0	509
	$509	$54,537	$915	$55,961

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	135	0	135
Foreign Exchange Contracts	0	208	0	208
Interest Rate Contracts	16	318	0	334
	$16	$661	$0	$677

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(28)	0	(28)
Foreign Exchange Contracts	0	(382)	0	(382)
Interest Rate Contracts	(13)	(388)	0	(401)
	$(13)	$(798)	$0	$(811)

Totals	$512	$54,400	$915	$55,827

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
United States
U.S. Government Agencies	$1,001	$0	$(86)	$0	$0	$0	$0	$0	$915	$0

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$915	Third Party Vendor	Broker Quote	100.03 - 100.42

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$53	$53
Unrealized appreciation on foreign currency contracts	0	0	0	208	0	208
Unrealized appreciation on OTC swap agreements	0	133	0	2	288	423

	$0	$133	$0	$210	$341	$684

Liabilities:
Written options outstanding	$0	$0	$0	$1	$119	$120
Variation margin payable on financial derivative instruments (2)	0	0	0	0	16	16
Unrealized depreciation on foreign currency contracts	0	0	0	382	0	382
Unrealized depreciation on OTC swap agreements	0	27	0	0	20	47

	$0	$27	$0	$383	$155	$565

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(4)	$(14)	$(18)
Net realized gain on futures contracts	0	0	0	0	258	258
Net realized gain on written options	0	0	0	0	105	105
Net realized gain (loss) on swaps	0	28	0	0	(151)	(123)
Net realized (loss) on foreign currency transactions	0	0	0	(967)	0	(967)

	$0	$28	$0	$(971)	$198	$(745)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$(1)	$13	$12
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(268)	(268)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	6	(59)	(53)
Net change in unrealized appreciation on swaps	0	115	0	2	85	202
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(487)	0	(487)

	$0	$115	$0	$(480)	$(229)	$(594)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $3 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(219) as reported in the Notes to Schedule of Investments.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$(19)	$0	$(19)
BPS	16	0	16
BRC	(8)	0	(8)
CBK	(184)	0	(184)
DUB	11	(10)	1
FBF	282	(280)	2
GLM	(1)	0	(1)
GST	(25)	0	(25)
HUS	(39)	0	(39)
JPM	7	0	7
MSC	(16)	0	(16)
MYC	66	0	66
RBC	13	0	13
RYL	68	(260)	(192)
UAG	(4)	0	(4)
WST	(61)	0	(61)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool

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of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same

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Notes to Financial Statements (Cont.)

or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option

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has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Portfolio may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting

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Notes to Financial Statements (Cont.)

arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness

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and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

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Notes to Financial Statements (Cont.)

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select

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counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$389	$0

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$2,227	$16,200	$(17,920)	$2	$0	$509	$1

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$86,382	$88,511	$28,470	$24,519

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	125	1,488	797	9,656
Advisor Class	268	3,188	2,044	24,459
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	30	348	16	196
Advisor Class	134	1,572	65	778
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(211)	(2,495)	(985)	(11,685)
Advisor Class	(626)	(7,416)	(1,200)	(14,268)
Net increase (decrease) resulting from Portfolio share transactions	(279)	$(3,305)	737	$9,136

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 81% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$55,855	$1,317	$(1,211)	$106

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

Subsequent to December 31, 2011, management determined that the PIMCO Foreign Bond Portfolio (Unhedged) improperly calculated its dividends paid deduction for the taxable year ended December 31, 2010. On February 27, 2012, the Board of Trustees for the Portfolio declared a deficiency dividend (as defined under IRC Section 860) in the amount of $1,400,000 of undistributed taxable income for the Portfolio’s tax year ended December 31, 2010. The dividend was paid to shareholders on March 8, 2012.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	WST	Westpac Banking Corp.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NOK	Norwegian Krone
CAD	Canadian Dollar	INR	Indian Rupee	NZD	New Zealand Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	SEK	Swedish Krona
DKK	Danish Krone	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar
GBP	British Pound	MYR	Malaysian Ringgit	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration

SEMIANNUAL REPORT	JUNE 30, 2012	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT20SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

United States	31.5%
United Kingdom	14.5%
Germany	8.7%
France	8.1%
Italy	7.4%
Netherlands	5.7%
Short-Term Instruments	3.0%
Other	21.1%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	Class Inception (03/31/2009)
PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class	0.59%	3.21%	8.54%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	-0.30%	0.60%	6.90%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Advisor Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,005.90	$1,019.79
Expenses Paid During Period*	$5.09	$5.12
Net Annualized Expense Ratio	1.02%	1.02%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

Positions in high-quality non-Agency mortgage-backed securities (“MBS”), commercial MBS, and asset-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Overweight positions in high coupon Agency MBS contributed to performance as these securities outperformed the broader market during the reporting period.

»	Positions in European Agencies contributed to performance as spreads on these securities tightened over German bunds during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Mexico at the front-end of the yield curve contributed to performance as front-end government yields fell over the reporting period.

»	An underweight to duration in Spain, Italy, and France early in the reporting period detracted from performance as sovereign spreads tightened over German bunds.

»	An underweight to Japan duration detracted from performance as ten-year government yields fell over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	03/31/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$12.09		$11.40	$10.64	$10.01
Net investment income (a)	0.13		0.24	0.14	0.12
Net realized/unrealized gain (loss)	(0.06)		0.72	0.85	0.83
Total income from investment operations	0.07		0.96	0.99	0.95
Dividends from net investment income	(0.50)		(0.23)	(0.14)	(0.15)
Distributions from net realized capital gains	0.00		(0.04)	(0.09)	(0.17)
Total distributions	(0.50)		(0.27)	(0.23)	(0.32)
Net asset value end of year or period	$11.66		$12.09	$11.40	$10.64
Total return	0.59%		8.42%	9.36%	9.41%
Net assets end of year or period (000s)	$35,968		$39,994	$27,373	$11,076
Ratio of expenses to average net assets	1.02	%*	1.00%	1.01%	1.00%*
Ratio of expenses to average net assets excluding interest expense	1.00	%*	1.00%	1.00%	1.00%*
Ratio of net investment income to average net assets	2.29	%*	2.00%	1.27%	1.52%*
Portfolio turnover rate	206	%**	166%**	304%**	683%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$55,452
Investments in Affiliates, at value	509
Cash	78
Deposits with counterparty	541
Foreign currency, at value	151
Receivable for investments sold	10,533
Receivable for cross-currency swap exchanges	400
Receivable for Portfolio shares sold	6
Interest and dividends receivable	444
Variation margin receivable on financial derivative instruments	53
OTC swap premiums paid	273
Unrealized appreciation on foreign currency contracts	208
Unrealized appreciation on OTC swap agreements	423
Other assets	16
69,087

Liabilities:
Payable for investments purchased	$17,925
Payable for sale-buyback financing transactions	5,817
Deposits from counterparty	550
Payable for cross-currency swap exchanges	402
Payable for Portfolio shares redeemed	46
Written options outstanding	120
Accrued investment advisory fees	9
Accrued supervisory and administrative fees	18
Accrued distribution fees	7
Accrued servicing fees	5
Variation margin payable on financial derivative instruments	16
OTC swap premiums received	247
Unrealized depreciation on foreign currency contracts	382
Unrealized depreciation on OTC swap agreements	47
25,591

Net Assets	$43,496

Net Assets Consist of:
Paid in capital	$41,094
Undistributed net investment income	2,021
Accumulated undistributed net realized gain	189
Net unrealized appreciation	192
$43,496

Net Assets:
Institutional Class	$10
Administrative Class	7,518
Advisor Class	35,968

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	645
Advisor Class	3,084

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.66
Administrative Class	11.66
Advisor Class	11.66

Cost of Investments	$55,309
Cost of Investments in Affiliates	$509
Cost of Foreign Currency Held	$150
Premiums Received on Written Options	$134

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$745
Dividends from Affiliate investments	1
Miscellaneous income	7
Total Income	753

Expenses:
Investment advisory fees	56
Supervisory and administrative fees	112
Servicing fees – Administrative Class	6
Distribution and/or servicing fees – Advisor Class	47
Interest expense	5
Total Expenses	226

Net Investment Income	527

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	608
Net realized gain on Affiliate investments	2
Net realized gain on futures contracts	258
Net realized gain on written options	105
Net realized (loss) on swaps	(123)
Net realized (loss) on foreign currency transactions	(941)
Net change in unrealized appreciation on investments	372
Net change in unrealized (depreciation) on futures contracts	(268)
Net change in unrealized (depreciation) on written options	(53)
Net change in unrealized appreciation on swaps	202
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(434)
Net (Loss)	(272)

Net Increase in Net Assets Resulting from Operations	$255

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts In thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$527	$863
Net realized gain (loss)	(93)	2,698
Net realized gain (loss) on Affiliate investments	2	(1)
Net change in unrealized (depreciation)	(181)	(582)
Net increase resulting from operations	255	2,978

Distributions to Shareholders:
From net investment income
Administrative Class	(348)	(171)
Advisor Class	(1,572)	(652)
From net realized capital gains
Administrative Class	0	(28)
Advisor Class	0	(126)

Total Distributions	(1,920)	(977)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(3,305)	9,136

Total Increase (Decrease) in Net Assets	(4,970)	11,137

Net Assets:
Beginning of period	48,466	37,329
End of period*	$43,496	$48,466

*Including undistributed net investment income of:	$2,021	$3,414

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.2%

CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$104

Total Australia (Cost $100)			104

BELGIUM 0.6%

SOVEREIGN ISSUES 0.6%
Belgium Government International Bond
3.500% due 06/28/2017	EUR	200	269

Total Belgium (Cost $263)			269

CANADA 4.6%

CORPORATE BONDS & NOTES 2.2%
Bank of Montreal
2.850% due 06/09/2015		$300	318
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		300	316
Toronto-Dominion Bank
1.625% due 09/14/2016		300	306

			940

SOVEREIGN ISSUES 2.4%
Province of Ontario
3.150% due 06/02/2022	CAD	200	203
4.000% due 12/03/2019	EUR	100	145
4.000% due 06/02/2021	CAD	300	327
6.200% due 06/02/2031		100	137
Province of Quebec
3.500% due 12/01/2022		100	103
4.250% due 12/01/2021		100	110

			1,025

Total Canada (Cost $1,910)			1,965

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Landmark CDO Ltd.
0.767% due 06/01/2017		$116	113

Total Cayman Islands (Cost $111)			113

FRANCE 10.4%

CORPORATE BONDS & NOTES 6.3%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	200
3.000% due 07/23/2013	EUR	100	129
4.750% due 05/28/2013		100	131
BPCE S.A.
2.216% due 02/07/2014		$200	198
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	202
4.500% due 01/09/2013	EUR	100	129
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		$200	196
Dexia Credit Local S.A.
0.946% due 04/29/2014		600	564
2.750% due 01/10/2014		300	297
2.750% due 04/29/2014		300	294
Dexia Municipal Agency S.A.
3.125% due 09/15/2015	EUR	200	256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	100	$133

			2,729

SOVEREIGN ISSUES 4.1%
France Government Bond
3.000% due 04/25/2022		200	260
3.500% due 04/25/2026		100	132
4.500% due 04/25/2041		100	148
4.750% due 04/25/2035		400	605
5.500% due 04/25/2029		200	322
5.750% due 10/25/2032		200	339

			1,806

Total France (Cost $4,675)			4,535

GERMANY 11.2%

CORPORATE BONDS & NOTES 9.6%
FMS Wertmanagement AoR
0.741% due 01/20/2014	EUR	200	254
0.810% due 02/18/2015		900	1,139
2.375% due 12/15/2014		100	132
2.750% due 06/03/2016		300	405
3.375% due 06/17/2021		200	280
KFW
0.625% due 05/29/2015		400	507
5.500% due 02/09/2022	AUD	500	555
6.000% due 08/20/2020		100	113
6.250% due 05/19/2021		700	813

			4,198

SOVEREIGN ISSUES 1.6%
Republic of Germany
5.625% due 01/04/2028	EUR	100	184
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	512

			696

Total Germany (Cost $5,095)			4,894

IRELAND 2.2%

CORPORATE BONDS & NOTES 2.2%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	700	951

Total Ireland (Cost $996)			951

ITALY 9.6%

MORTGAGE-BACKED SECURITIES 0.3%
Intesa Sec SpA
0.860% due 10/30/2033	EUR	100	116

SOVEREIGN ISSUES 9.3%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015		100	123
3.000% due 11/01/2015		200	243
3.750% due 08/01/2015		300	375
3.750% due 08/01/2021		100	111
4.250% due 02/01/2019		300	359
4.500% due 08/01/2018		100	122
4.500% due 03/01/2019		100	121
4.750% due 09/15/2016		500	633
4.750% due 05/01/2017		100	125
5.000% due 03/01/2022		300	363
5.000% due 08/01/2039		100	107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/01/2040	EUR	100	$107
5.250% due 08/01/2017		300	384
5.500% due 09/01/2022		600	747
5.750% due 02/01/2033		100	120

			4,040

Total Italy (Cost $4,329)			4,156

MEXICO 3.3%

SOVEREIGN ISSUES 3.3%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	5,000	395
6.500% due 06/10/2021		10,100	823
10.000% due 12/05/2024		2,000	210

Total Mexico (Cost $1,347)			1,428

NETHERLANDS 7.4%

ASSET-BACKED SECURITIES 0.0%
Globaldrive BV
4.000% due 10/20/2016	EUR	9	12

CORPORATE BONDS & NOTES 2.9%
ABN Amro Bank NV
3.250% due 01/18/2013		100	129
Achmea Hypotheekbank NV
0.816% due 11/03/2014		$100	99
3.200% due 11/03/2014		200	209
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		100	112
ING Bank NV
2.250% due 08/31/2015	EUR	200	262
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	202
NIBC Bank NV
0.847% due 12/02/2014		100	99
3.500% due 04/07/2014	EUR	100	133

			1,245

SOVEREIGN ISSUES 4.5%
Netherlands Government Bond
2.500% due 01/15/2017		200	269
4.000% due 07/15/2016		200	284
4.000% due 07/15/2018		100	145
4.000% due 07/15/2019		400	584
4.500% due 07/15/2017		450	659

			1,941

Total Netherlands (Cost $3,127)			3,198

NEW ZEALAND 4.2%

SOVEREIGN ISSUES 4.2%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	800
5.500% due 04/15/2023		600	567
6.000% due 05/15/2021		500	482

Total New Zealand (Cost $1,624)			1,849

NORWAY 1.6%

CORPORATE BONDS & NOTES 1.6%
DNB Bank ASA
3.200% due 04/03/2017		$300	304
DNB Boligkreditt A/S
4.125% due 02/01/2013	EUR	100	129

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eksportfinans ASA
3.000% due 11/17/2014		$300	$285

Total Norway (Cost $724)			718

SPAIN 4.1%

CORPORATE BONDS & NOTES 0.2%
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	93

SOVEREIGN ISSUES 3.9%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	126
Instituto de Credito Oficial
0.716% due 01/28/2013		$300	292
2.405% due 03/25/2014	EUR	400	489
4.500% due 07/08/2014		100	125
Spain Government International Bond
4.000% due 04/30/2020		300	330
4.200% due 01/31/2037		100	87
5.500% due 07/30/2017		200	250

			1,699

Total Spain (Cost $1,961)			1,792

SUPRANATIONAL 4.7%

CORPORATE BONDS & NOTES 4.7%
European Union
2.500% due 12/04/2015	EUR	200	267
2.750% due 06/03/2016		200	270
3.125% due 01/27/2015		400	538
3.250% due 11/07/2014		200	270
3.250% due 04/04/2018		500	691

Total Supranational (Cost $2,139)			2,036

SWEDEN 1.4%

CORPORATE BONDS & NOTES 1.4%
Nordea Bank AB
3.125% due 03/20/2017		$300	302
Stadshypotek AB
1.011% due 09/30/2013		300	300

Total Sweden (Cost $598)			602

UNITED KINGDOM 18.7%

CORPORATE BONDS & NOTES 4.4%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	392
3.625% due 10/05/2018		200	268
BP Capital Markets PLC
3.125% due 10/01/2015		$100	106
LBG Capital PLC
11.040% due 03/19/2020	GBP	100	159
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (b)		$400	419
Nationwide Building Society
2.875% due 09/14/2015	EUR	100	132
4.625% due 09/13/2012		100	128
5.500% due 07/18/2012		$200	200
Royal Bank of Scotland Group PLC
4.960% due 10/27/2014	AUD	100	91

			1,895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 5.5%
Eurosail PLC
0.821% due 03/13/2045	EUR	95	$101
1.150% due 03/13/2045	GBP	189	250
Fosse Master Issuer PLC
2.873% due 10/18/2054		100	157
Granite Master Issuer PLC
0.384% due 12/20/2054		$137	122
0.414% due 12/20/2054		100	87
0.703% due 12/17/2054	EUR	100	112
Granite Mortgages PLC
1.238% due 06/20/2044	GBP	68	102
Great Hall Mortgages PLC
0.598% due 06/18/2039		$66	54
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	100	127
2.157% due 10/15/2054		200	254
Kensington Mortgage Securities PLC
0.831% due 06/14/2040		78	84
Mansard Mortgages PLC
1.601% due 12/15/2049	GBP	218	288
Newgate Funding PLC
1.951% due 12/15/2050		200	216
RMAC Securities PLC
0.813% due 06/12/2044	EUR	191	193
1.161% due 06/12/2044	GBP	200	240

			2,387

SOVEREIGN ISSUES 8.8%
United Kingdom Gilt
4.250% due 12/07/2027		200	389
4.250% due 06/07/2032		300	581
4.250% due 09/07/2039		300	579
4.250% due 12/07/2040		200	386
4.500% due 09/07/2034		100	199
4.500% due 12/07/2042		100	202
4.750% due 12/07/2030		400	824
4.750% due 12/07/2038		200	417
6.000% due 12/07/2028		100	234

			3,811

Total United Kingdom (Cost $7,981)			8,093

UNITED STATES 40.4%

ASSET-BACKED SECURITIES 0.7%
HSBC Home Equity Loan Trust
0.394% due 03/20/2036		$58	55
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		80	81
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	161	191

			327

CORPORATE BONDS & NOTES 7.5%
Ally Financial, Inc.
3.868% due 06/20/2014		$200	199
6.875% due 08/28/2012		200	201
American International Group, Inc.
4.250% due 09/15/2014		100	104
5.750% due 03/15/2067	GBP	100	119
Bank of America Corp.
5.650% due 05/01/2018		$200	214
6.500% due 08/01/2016		35	38
CIT Group, Inc.
5.250% due 04/01/2014		100	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
0.746% due 11/05/2014		$300	$287
6.000% due 12/13/2013		100	105
International Lease Finance Corp.
6.375% due 03/25/2013		100	103
6.500% due 09/01/2014		100	106
6.750% due 09/01/2016		100	108
JC Penney Corp., Inc.
7.950% due 04/01/2017		100	101
Jones Group, Inc.
5.125% due 11/15/2014		100	103
JPMorgan Chase & Co.
6.300% due 04/23/2019		200	234
Merrill Lynch & Co., Inc.
0.980% due 01/31/2014	EUR	300	365
1.187% due 07/22/2014		100	121
4.875% due 05/30/2014		100	131
Morgan Stanley
2.066% due 01/24/2014		$200	194
PulteGroup, Inc.
5.200% due 02/15/2015		100	103
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	137
4.375% due 09/16/2014		50	66

			3,243

MORTGAGE-BACKED SECURITIES 5.6%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$94	89
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		35	31
Commercial Mortgage Pass-Through Certificates
2.578% due 07/10/2046 (a)		2,101	143
2.637% due 07/10/2046 (a)		1,663	149
3.156% due 07/10/2046		193	203
Credit Suisse Mortgage Capital Certificates
5.932% due 12/18/2049		200	222
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	4
1.567% due 11/10/2046 (a)		491	27
First Horizon Asset Securities, Inc.
2.566% due 05/25/2037 ^		78	46
GS Mortgage Securities Corp.
4.592% due 08/10/2043		200	224
Harborview Mortgage Loan Trust
0.523% due 02/19/2036		496	272
Indymac Index Mortgage Loan Trust
0.485% due 07/25/2035		44	29
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		200	220
JPMorgan Mortgage Trust
5.216% due 02/25/2036		52	39
Mellon Residential Funding Corp.
0.672% due 08/15/2032		138	135
Merrill Lynch Mortgage Investors, Inc.
2.530% due 02/25/2035		33	30
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049		100	110
RBSCF Trust
6.203% due 12/16/2049		100	114
Structured Asset Securities Corp.
2.797% due 10/28/2035		168	133
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		44	44
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045		100	112

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.661% due 10/25/2035	$80	$72

		2,448

MUNICIPAL BONDS & NOTES 2.3%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	124
7.550% due 04/01/2039	100	129
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	103
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	126
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	100	115
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	100	146
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	112
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	100	131

		986

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 23.5%
Fannie Mae
0.675% due 11/25/2040	$153	$153
0.695% due 11/25/2040	163	163
3.500% due 08/01/2042	5,000	5,244
4.000% due 08/01/2042	2,900	3,083
4.500% due 02/01/2039	157	169
Freddie Mac
0.842% due 12/15/2037	80	80
NCUA Guaranteed Notes
0.610% due 11/06/2017	738	739
0.800% due 12/08/2020	175	176
Small Business Administration
5.980% due 05/01/2022	157	175
Tennessee Valley Authority
6.250% due 12/15/2017	200	254

		10,236

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds
3.750% due 08/15/2041	300	362

Total United States (Cost $17,197)		17,602

SHORT-TERM INSTRUMENTS 3.8%

CERTIFICATES OF DEPOSIT 0.9%
Intesa Sanpaolo SpA
2.375% due 12/21/2012	$100	98

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
0.000% due 11/13/2012		$300	$300

			398

MEXICO TREASURY BILLS 1.7%
4.654% due 07/12/2012	MXN	10,000	749

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.2%
PIMCO Short-Term Floating NAV Portfolio		50,832	509

Total Short-Term Instruments (Cost $1,639)			1,656

PURCHASED OPTIONS (h) 0.0%
(Cost $2)			0

Total Investments 128.7% (Cost $55,818)			$55,961

Written Options (i) (0.3%) (Premiums $134)			(120)

Other Assets and Liabilities (Net) (28.4%)			(12,345)

Net Assets 100.0%			$43,496

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $2,432 at a weighted average interest rate of 0.471%.
(e)	Cash of $197 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond September Futures	Short	09/2012	38	$9
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	3	1
Canada Government 10-Year Bond September Futures	Short	09/2012	5	(8)
Euro-BTP Italian Government Bond September Futures	Long	09/2012	2	5
Euro-Bund 10-Year Bond September Futures	Long	09/2012	15	(4)
Put Options Strike @ EUR 126.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	26	0
U.S. Treasury 10-Year Note September Futures	Long	09/2012	6	(1)
United Kingdom Government 10-Year Gilt September Futures	Short	09/2012	1	1

				$3

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $344 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized (Depreciation)
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015	$	100	$(1)	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	6,200	$(280)	$(247)
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GBP	600	(20)	(1)
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	JPY	600,000	84	30

						$(216)	$(218)

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	2.706%	$	200	$18	$31	$(13)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.279%		100	1	(2)	3
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	7.238%		100	24	6	18
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	3.046%		100	(4)	(6)	2
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	2.427%		100	(7)	0	(7)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	3.955%		100	7	6	1

								$39	$35	$4

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%	$	200	$4	$4	$0
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%		300	7	5	2
Australia Government Bond	GST	1.000%	09/20/2015	0.328%		100	2	2	0
Australia Government Bond	GST	1.000%	12/20/2016	0.573%		200	4	(1)	5
Australia Government Bond	MYC	1.000%	12/20/2016	0.573%		100	2	0	2
Australia Government Bond	RYL	1.000%	03/20/2016	0.430%		300	7	7	0
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		100	2	1	1
Australia Government Bond	UAG	1.000%	12/20/2016	0.573%		200	3	0	3
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	0.946%		100	1	(2)	3
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.098%		100	6	0	6
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.110%		100	4	0	4
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.463%		100	0	0	0
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.098%		100	6	0	6
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.110%		100	0	0	0
China Government International Bond	CBK	1.000%	03/20/2016	0.866%		300	1	3	(2)
China Government International Bond	DUB	1.000%	09/20/2016	0.955%		200	1	0	1
China Government International Bond	UAG	1.000%	12/20/2015	0.812%		200	1	4	(3)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.650%		100	0	0	0
France Government Bond	CBK	0.250%	06/20/2017	1.817%		400	(30)	(34)	4
France Government Bond	GST	0.250%	06/20/2017	1.817%		100	(7)	(8)	1
France Government Bond	HUS	0.250%	06/20/2017	1.817%		100	(8)	(9)	1
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.569%		200	0	(1)	1
Japan Government International Bond	UAG	1.000%	03/20/2016	0.625%		200	3	(1)	4
Republic of Germany	BOA	0.250%	12/20/2016	0.850%		300	(8)	(13)	5
Republic of Germany	BRC	0.250%	12/20/2016	0.850%		100	(3)	(5)	2
Republic of Germany	CBK	0.250%	12/20/2016	0.850%		300	(8)	(12)	4
Republic of Italy Government Bond	CBK	1.000%	06/20/2017	4.756%		100	(16)	(15)	(1)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.586%		2,000	(55)	(87)	32
Spain Government International Bond	GST	1.000%	06/20/2017	5.180%		100	(17)	(16)	(1)
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.365%	EUR	300	(2)	(5)	3
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.365%		100	(1)	(2)	1
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%	$	100	2	1	1
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		100	2	1	1
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		500	11	4	7
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		300	7	7	0
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.500%		100	2	1	1

							$(77)	$(171)	$94

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	200	$(2)	$(8)	$6
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		100	(1)	(2)	1
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		100	(2)	(3)	1
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		100	(5)	(5)	0
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		200	(4)	(4)	0

						$(14)	$(22)	$8

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	$	400	JPY	32,000	$0	$(2)	$2

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	270,000	$227	$74	$153
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		80,000	67	22	45
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	BPS		40,000	7	5	2
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	MYC		40,000	6	(1)	7
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	UAG		60,000	9	4	5
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		60,000	55	75	(20)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	1,700	7	1	6
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		2,600	10	(3)	13
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		2,600	5	0	5
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		900	4	0	4
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		700	3	0	3
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		10,600	49	8	41
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		1,400	1	0	1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		2,500	1	(1)	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		500	1	0	1

							$452	$184	$268

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

(h)	Purchased options outstanding on June 30, 2012:

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	CBK	JPY	88.250	07/03/2012	$	2,000	$0	$0
Call - OTC USD versus JPY	MSX		90.000	07/05/2012		6,000	1	0
Call - OTC USD versus JPY	MSX		89.500	07/31/2012		5,000	0	0

							$1	$0

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 3.500% due 08/01/2042	BRC	$	94.063	08/06/2012	$	4,000	$1	$0

(i)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	200	$0	$(1)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		200	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		200	0	(1)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		200	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		600	0	(4)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		600	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		200	1	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		200	5	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		1,300	7	(21)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,300	36	(8)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		2,300	27	(65)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		2,300	43	(8)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		200	3	(6)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		200	3	(1)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		100	1	0

								$126	$(119)

Foreign Currency Options
Description	Counterparty		Exercise Price	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BPS	MXN	14.300	07/12/2012	$	218	$3	$0
Call - OTC USD versus MXN	BPS		14.100	07/19/2012		80	1	0
Call - OTC USD versus MXN	HUS		14.100	07/19/2012		115	1	0
Call - OTC USD versus MXN	HUS		14.300	08/23/2012		183	3	(1)

							$8	$(1)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	0	$11,200	$82
Sales	26	11,596	163
Closing Buys	(26)	(12,100)	(111)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$10,696	$134

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	149	$	147	HUS	$0	$(5)	$(5)
07/2012		340		336	MSC	0	(11)	(11)
07/2012		183		180	RYL	0	(6)	(6)
07/2012		1,283		1,250	WST	0	(61)	(61)
07/2012	CAD	249		244	MSC	0	0	0
07/2012	GBP	14		21	BRC	0	0	0
07/2012	IDR	125,830		13	HUS	0	0	0
07/2012		5,630		1	MSC	0	0	0
07/2012		120,200		13	UAG	0	0	0
07/2012	INR	2,422		50	DUB	7	0	7
07/2012	JPY	16,061		201	JPM	0	0	0
07/2012	KRW	1,550		1	BRC	0	0	0
07/2012	MXN	275		20	BPS	0	(1)	(1)
07/2012		10,482		757	HUS	0	(28)	(28)
07/2012	MYR	2		1	JPM	0	0	0
07/2012	NOK	990		165	BPS	0	(1)	(1)
07/2012		990		165	HUS	0	(2)	(2)
07/2012		990		164	UAG	0	(2)	(2)
07/2012	NZD	2,272		1,719	CBK	0	(97)	(97)
07/2012	$	313	AUD	310	BRC	4	0	4
07/2012		303		300	RBC	4	0	4
07/2012		256		259	UAG	9	0	9
07/2012		22	GBP	14	HUS	0	0	0
07/2012		14	IDR	125,830	HUS	0	(1)	(1)
07/2012		1		5,630	MSC	0	0	0
07/2012		13		120,200	UAG	0	0	0
07/2012		0	INR	4	HUS	0	0	0
07/2012		52		2,417	JPM	0	(9)	(9)
07/2012		1,488	JPY	119,212	CBK	3	0	3
07/2012		9,998		800,113	DUB	14	0	14
07/2012		203		16,163	HUS	0	(1)	(1)
07/2012		201		16,061	JPM	0	0	0
07/2012		8,512		683,577	UAG	43	0	43
07/2012		1	KRW	1,550	UAG	0	0	0
07/2012		55	MXN	757	UAG	2	0	2
07/2012		1	MYR	2	UAG	0	0	0
07/2012		77	ZAR	638	BRC	1	0	1
07/2012		138		1,144	JPM	2	0	2
08/2012	BRL	16	$	8	BRC	0	0	0
08/2012	HKD	2,383		307	HUS	0	0	0
08/2012		1,320		170	UAG	0	0	0
08/2012	MXN	1,911		135	BRC	0	(8)	(8)
08/2012		1,660		119	HUS	0	(5)	(5)
08/2012		9,063		693	JPM	17	0	17
08/2012		626		44	MSC	0	(3)	(3)
08/2012		7,470		536	UAG	0	(22)	(22)
08/2012	SGD	1		1	UAG	0	0	0
08/2012	$	328	DKK	1,909	HUS	0	(3)	(3)
08/2012		477	HKD	3,705	UAG	0	0	0
08/2012		210	MXN	2,921	BRC	8	0	8
08/2012		109		1,528	HUS	5	0	5
08/2012		106		1,465	JPM	3	0	3
08/2012		84		1,166	MSC	3	0	3
08/2012		599		8,318	UAG	22	0	22
08/2012		250	SEK	1,791	DUB	8	0	8
09/2012	CAD	102	$	99	UAG	0	(1)	(1)
09/2012	EUR	61		76	BRC	0	(1)	(1)
09/2012		1,219		1,521	CBK	0	(23)	(23)
09/2012		243		304	HUS	0	(4)	(4)
09/2012		577		727	MSC	0	(4)	(4)
09/2012		653		817	UAG	0	(10)	(10)
09/2012	GBP	396		617	BPS	0	(3)	(3)
09/2012		197		308	FBF	0	(1)	(1)
09/2012		131		206	JPM	1	0	1
09/2012		192		297	UAG	0	(3)	(3)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
09/2012	$	134	CAD	138	FBF	$1	$0	$1
09/2012		995		1,023	UAG	8	0	8
09/2012		983	EUR	786	DUB	12	0	12
09/2012		29		23	FBF	0	0	0
09/2012		250		198	JPM	1	0	1
09/2012		279		223	RBC	3	0	3
09/2012		1,116	GBP	722	BPS	14	0	14
09/2012		22		14	BRC	0	0	0
09/2012		120		77	DUB	1	0	1
09/2012		99		63	FBF	0	0	0
09/2012		42		27	JPM	0	0	0
09/2012		480		310	RBC	6	0	6
09/2012		53		34	RYL	1	0	1
09/2012		1	KRW	1,550	BRC	0	0	0
10/2012	CNY	641	$	100	JPM	0	(1)	(1)
10/2012	INR	4		0	HUS	0	0	0
10/2012	MYR	2		1	UAG	0	0	0
11/2012	EUR	37		47	CBK	0	0	0
11/2012		138		176	DUB	1	0	1
11/2012		45		57	FBF	0	0	0
11/2012		56		71	UAG	0	0	0
11/2012	$	1	TWD	43	BRC	0	0	0
01/2013		1	IDR	5,630	MSC	0	0	0
02/2013	CNY	3,161	$	493	DUB	0	(2)	(2)
02/2013		5,784		908	JPM	2	0	2
02/2013	$	375	CNY	2,352	JPM	0	(6)	(6)
05/2013	EUR	41	$	52	BOA	0	0	0
05/2013		137		176	BRC	2	0	2
05/2013		45		57	FBF	0	0	0
05/2013		51		65	UAG	0	0	0
08/2013	$	160	CNY	1,000	DUB	0	(4)	(4)
08/2013		402		2,539	UAG	0	(7)	(7)
04/2014		42		256	BRC	0	(3)	(3)
04/2014		59		359	CBK	0	(4)	(4)
04/2014		15		91	GST	0	(1)	(1)
04/2014		27		164	HUS	0	(2)	(2)
04/2014		26		158	JPM	0	(2)	(2)
04/2014		25		153	RYL	0	(1)	(1)
04/2014		56		341	UAG	0	(3)	(3)
09/2015		20		123	BOA	0	(1)	(1)
09/2015		71		430	BRC	0	(6)	(6)
09/2015		274		1,656	CBK	0	(22)	(22)
09/2015		20		123	MSC	0	(1)	(1)

						$208	$(382)	$(174)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$104	$0	$104
Belgium
Sovereign Issues	0	269	0	269
Canada
Corporate Bonds & Notes	0	940	0	940
Sovereign Issues	0	1,025	0	1,025
Cayman Islands
Asset-Backed Securities	0	113	0	113
France
Corporate Bonds & Notes	0	2,729	0	2,729
Sovereign Issues	0	1,806	0	1,806
Germany
Corporate Bonds & Notes	0	4,198	0	4,198
Sovereign Issues	0	696	0	696

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Ireland
Corporate Bonds & Notes	$0	$951	$0	$951
Italy
Mortgage-Backed Securities	0	116	0	116
Sovereign Issues	0	4,040	0	4,040
Mexico
Sovereign Issues	0	1,428	0	1,428
Netherlands
Asset-Backed Securities	0	12	0	12
Corporate Bonds & Notes	0	1,245	0	1,245
Sovereign Issues	0	1,941	0	1,941
New Zealand
Sovereign Issues	0	1,849	0	1,849
Norway
Corporate Bonds & Notes	0	718	0	718

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Spain
Corporate Bonds & Notes	$0	$93	$0	$93
Sovereign Issues	0	1,699	0	1,699
Supranational
Corporate Bonds & Notes	0	2,036	0	2,036
Sweden
Corporate Bonds & Notes	0	602	0	602
United Kingdom
Corporate Bonds & Notes	0	1,895	0	1,895
Mortgage-Backed Securities	0	2,387	0	2,387
Sovereign Issues	0	3,811	0	3,811
United States
Asset-Backed Securities	0	327	0	327
Corporate Bonds & Notes	0	3,243	0	3,243
Mortgage-Backed Securities	0	2,448	0	2,448
Municipal Bonds & Notes	0	986	0	986
U.S. Government Agencies	0	9,321	915	10,236
U.S. Treasury Obligations	0	362	0	362
Short-Term Instruments
Certificates of Deposit	0	398	0	398

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Mexico Treasury Bills	$0	$749	$0	$749
PIMCO Short-Term Floating NAV Portfolio	509	0	0	509
	$509	$54,537	$915	$55,961

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	135	0	135
Foreign Exchange Contracts	0	208	0	208
Interest Rate Contracts	16	318	0	334
	$16	$661	$0	$677

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(28)	0	(28)
Foreign Exchange Contracts	0	(382)	0	(382)
Interest Rate Contracts	(13)	(388)	0	(401)
	$(13)	$(798)	$0	$(811)

Totals	$512	$54,400	$915	$55,827

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
United States
U.S. Government Agencies	$1,001	$0	$(86)	$0	$0	$0	$0	$0	$915	$0

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$915	Third Party Vendor	Broker Quote	100.03 - 100.42

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$53	$53
Unrealized appreciation on foreign currency contracts	0	0	0	208	0	208
Unrealized appreciation on OTC swap agreements	0	133	0	2	288	423

	$0	$133	$0	$210	$341	$684

Liabilities:
Written options outstanding	$0	$0	$0	$1	$119	$120
Variation margin payable on financial derivative instruments (2)	0	0	0	0	16	16
Unrealized depreciation on foreign currency contracts	0	0	0	382	0	382
Unrealized depreciation on OTC swap agreements	0	27	0	0	20	47

	$0	$27	$0	$383	$155	$565

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(4)	$(14)	$(18)
Net realized gain on futures contracts	0	0	0	0	258	258
Net realized gain on written options	0	0	0	0	105	105
Net realized gain (loss) on swaps	0	28	0	0	(151)	(123)
Net realized (loss) on foreign currency transactions	0	0	0	(967)	0	(967)

	$0	$28	$0	$(971)	$198	$(745)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$(1)	$13	$12
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(268)	(268)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	6	(59)	(53)
Net change in unrealized appreciation on swaps	0	115	0	2	85	202
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(487)	0	(487)

	$0	$115	$0	$(480)	$(229)	$(594)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $3 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(219) as reported in the Notes to Schedule of Investments.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$(19)	$0	$(19)
BPS	16	0	16
BRC	(8)	0	(8)
CBK	(184)	0	(184)
DUB	11	(10)	1
FBF	282	(280)	2
GLM	(1)	0	(1)
GST	(25)	0	(25)
HUS	(39)	0	(39)
JPM	7	0	7
MSC	(16)	0	(16)
MYC	66	0	66
RBC	13	0	13
RYL	68	(260)	(192)
UAG	(4)	0	(4)
WST	(61)	0	(61)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the

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Notes to Financial Statements (Cont.)

fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool

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of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same

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Notes to Financial Statements (Cont.)

or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option

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has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Portfolio may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting

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Notes to Financial Statements (Cont.)

arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness

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and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

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Notes to Financial Statements (Cont.)

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$389	$0

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$2,227	$16,200	$(17,920)	$2	$0	$509	$1

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$86,382	$88,511	$28,470	$24,519

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	125	1,488	797	9,656
Advisor Class	268	3,188	2,044	24,459
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	30	348	16	196
Advisor Class	134	1,572	65	778
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(211)	(2,495)	(985)	(11,685)
Advisor Class	(626)	(7,416)	(1,200)	(14,268)
Net increase (decrease) resulting from Portfolio share transactions	(279)	$(3,305)	737	$9,136

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 81% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$55,855	$1,317	$(1,211)	$106

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

Subsequent to December 31, 2011, management determined that the PIMCO Foreign Bond Portfolio (Unhedged) improperly calculated its dividends paid deduction for the taxable year ended December 31, 2010. On February 27, 2012, the Board of Trustees for the Portfolio declared a deficiency dividend (as defined under IRC Section 860) in the amount of $1,400,000 of undistributed taxable income for the Portfolio’s tax year ended December 31, 2010. The dividend was paid to shareholders on March 8, 2012.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	WST	Westpac Banking Corp.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NOK	Norwegian Krone
CAD	Canadian Dollar	INR	Indian Rupee	NZD	New Zealand Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	SEK	Swedish Krona
DKK	Danish Krone	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar
GBP	British Pound	MYR	Malaysian Ringgit	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration

SEMIANNUAL REPORT	JUNE 30, 2012	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT19SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

United States	37.4%
United Kingdom	12.3%
France	10.9%
Italy	7.7%
Germany	7.1%
Short-Term Instruments	6.2%
Other	18.4%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (02/16/1999)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class	3.65%	9.39%	7.16%	5.49%	5.47%
JPMorgan GBI Global ex-US Index Hedged in USD±	2.27%	6.13%	5.10%	4.63%	4.93%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/1999.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.91% for Administrative Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,036.50	$1,020.24
Expenses Paid During Period*	$4.71	$4.67
Net Annualized Expense Ratio	0.93%	0.93%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally outperformed unhedged portfolios over the reporting period, as the U.S. dollar appreciated versus most major currencies.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

Positions in high-quality non-Agency mortgage-backed securities (“MBS”), commercial MBS, and asset-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Overweight positions in high coupon Agency MBS contributed to performance as these securities outperformed the broader market during the reporting period.

»	Positions in European Agencies contributed to performance as spreads on these securities tightened over German bunds during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Mexico at the front-end of the yield curve contributed to performance as front-end government yields fell over the reporting period.

»	An underweight to duration in Spain, Italy, and France early in the reporting period detracted from performance as sovereign spreads tightened over German bunds.

»	An underweight to Japan duration detracted from performance as ten-year government yields fell over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$10.33		$9.98	$9.64	$9.58	$10.12	$10.10
Net investment income (a)	0.12		0.23	0.21	0.37	0.35	0.35
Net realized/unrealized gain (loss)	0.26		0.43	0.60	1.10	(0.59)	0.01
Total income (loss) from investment operations	0.38		0.66	0.81	1.47	(0.24)	0.36
Dividends from net investment income	(0.13)		(0.21)	(0.19)	(0.32)	(0.30)	(0.34)
Distributions from net realized capital gains	0.00		(0.10)	(0.28)	(1.07)	0.00	0.00
Tax basis return of capital	0.00		0.00	0.00	(0.02)	0.00	0.00
Total distributions	(0.13)		(0.31)	(0.47)	(1.41)	(0.30)	(0.34)
Net asset value end of year or period	$10.58		$10.33	$9.98	$9.64	$9.58	$10.12
Total return	3.65%		6.76%	8.49%	15.60%	(2.40)%	3.62%
Net assets end of year or period (000s)	$73,022		$78,493	$79,591	$69,356	$76,215	$68,312
Ratio of expenses to average net assets	0.93	%*	0.91%	0.90%	0.91%	0.91%	0.90%
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	2.38	%*	2.30%	2.06%	3.67%	3.56%	3.49%
Portfolio turnover rate	215	%**	218%**	130%**	459%	655%	621%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$95,249
Investments in Affiliates, at value	610
Repurchase agreements, at value	369
Cash	8
Deposits with counterparty	466
Foreign currency, at value	159
Receivable for investments sold	24,593
Receivable for investments sold on a delayed-delivery basis	125
Receivable for cross-currency swap exchanges	7,657
Receivable for Portfolio shares sold	48
Interest and dividends receivable	773
Variation margin receivable on financial derivative instruments	52
OTC swap premiums paid	481
Unrealized appreciation on foreign currency contracts	613
Unrealized appreciation on OTC swap agreements	832
Other assets	18
132,053

Liabilities:
Payable for investments purchased	$37,447
Payable for sale-buyback financing transactions	9,681
Deposits from counterparty	1,560
Payable for cross-currency swap exchanges	7,619
Payable for Portfolio shares redeemed	309
Written options outstanding	201
Accrued investment advisory fees	16
Accrued supervisory and administrative fees	31
Accrued servicing fees	9
Variation margin payable on financial derivative instruments	6
OTC swap premiums received	765
Unrealized depreciation on foreign currency contracts	1,235
Unrealized depreciation on OTC swap agreements	132
59,011

Net Assets	$73,042

Net Assets Consist of:
Paid in capital	$69,629
(Overdistributed) net investment income	(29)
Accumulated undistributed net realized gain	4,576
Net unrealized (depreciation)	(1,134)
$73,042

Net Assets:
Institutional Class	$20
Administrative Class	73,022

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	6,901

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.58
Administrative Class	10.58

Cost of Investments	$96,290
Cost of Investments in Affiliates	$610
Cost of Repurchase Agreements	$369
Cost of Foreign Currency Held	$158
Premiums Received on Written Options	$224

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$1,206
Dividends	9
Dividends from Affiliate investments	4
Total Income	1,219

Expenses:
Investment advisory fees	92
Supervisory and administrative fees	183
Servicing fees – Administrative Class	56
Interest expense	11
Total Expenses	342

Net Investment Income	877

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	550
Net realized gain on Affiliate investments	3
Net realized gain on futures contracts	364
Net realized gain on written options	185
Net realized gain on swaps	24
Net realized gain on foreign currency transactions	1,389
Net change in unrealized appreciation on investments	1,152
Net change in unrealized (depreciation) on Affiliate investments	(1)
Net change in unrealized (depreciation) on futures contracts	(454)
Net change in unrealized (depreciation) on written options	(113)
Net change in unrealized appreciation on swaps	277
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,577)
Net Gain	1,799

Net Increase in Net Assets Resulting from Operations	$2,676

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

(Decrease) in Net Assets from:

Operations:
Net investment income	$877	$1,745
Net realized gain	2,512	2,522
Net realized gain on Affiliate investments	3	1
Net change in unrealized appreciation (depreciation)	(715)	551
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1)	1
Net increase resulting from operations	2,676	4,820

Distributions to Shareholders:
From net investment income
Institutional Class	0 +	0
Administrative Class	(885)	(1,605)
From net realized capital gains
Administrative Class	0	(726)

Total Distributions	(885)	(2,331)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(7,261)	(3,586)

Total (Decrease) in Net Assets	(5,470)	(1,097)

Net Assets:
Beginning of period	78,512	79,609
End of period*	$73,042	$78,512

*Including (overdistributed) net investment income of:	$(29)	$(21)

+	Amount is less than $500.
**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.4%

CORPORATE BONDS & NOTES 1.8%
Commonwealth Bank of Australia
3.492% due 08/13/2014		$500	$529
ING Bank Australia Ltd.
4.170% due 06/24/2014	AUD	800	825

			1,354

MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.597% due 05/25/2035		$74	74
Puma Finance Ltd.
3.990% due 08/22/2037	AUD	89	87
Torrens Trust
4.007% due 10/19/2038		131	130

			291

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	129

Total Australia (Cost $1,557)			1,774

BELGIUM 1.6%

SOVEREIGN ISSUES 1.6%
Belgium Government International Bond
3.500% due 06/28/2017	EUR	100	134
4.000% due 03/28/2013		800	1,039

Total Belgium (Cost $1,159)			1,173

CANADA 1.3%

SOVEREIGN ISSUES 1.3%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	117
Province of Ontario
3.150% due 06/02/2022		300	304
6.200% due 06/02/2031		100	137
Province of Quebec
3.500% due 12/01/2022		200	207
4.250% due 12/01/2021		200	220

Total Canada (Cost $958)			985

CAYMAN ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Transocean, Inc.
4.950% due 11/15/2015		$400	431

Total Cayman Islands (Cost $400)			431

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	25	5

Total Denmark (Cost $3)			5

FRANCE 14.5%

CORPORATE BONDS & NOTES 5.9%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	300	393
BPCE S.A.
2.216% due 02/07/2014		$400	396

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cie de Financement Foncier S.A.
2.250% due 01/25/2013	EUR	200	$255
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		$400	391
Dexia Credit Local S.A.
0.946% due 04/29/2014		400	376
2.750% due 01/10/2014		1,800	1,781
2.750% due 04/29/2014		700	687

			4,279

SOVEREIGN ISSUES 8.6%
Caisse d’Amortissement de la Dette Sociale
3.500% due 07/01/2014		300	313
France Government Bond
3.000% due 04/25/2022	EUR	600	781
3.500% due 04/25/2026		100	131
4.000% due 10/25/2013		600	796
4.000% due 10/25/2038		100	136
4.250% due 04/25/2019		1,000	1,441
4.500% due 04/25/2041		400	592
4.750% due 04/25/2035		300	454
5.500% due 04/25/2029		200	322
France Treasury Notes
1.750% due 02/25/2017		1,000	1,283

			6,249

Total France (Cost $10,687)			10,528

GERMANY 9.3%

CORPORATE BONDS & NOTES 7.0%
FMS Wertmanagement AoR
0.741% due 01/20/2014	EUR	500	635
2.375% due 12/15/2014		300	395
3.375% due 06/17/2021		400	560
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		800	1,015
KFW
0.625% due 05/29/2015		600	761
2.000% due 11/30/2015		600	789
2.750% due 09/07/2015	GBP	300	495
6.250% due 05/19/2021	AUD	400	464

			5,114

SOVEREIGN ISSUES 2.3%
Republic of Germany
5.500% due 01/04/2031	EUR	900	1,688

Total Germany (Cost $6,901)			6,802

IRELAND 1.3%

CORPORATE BONDS & NOTES 1.3%
Depfa ACS Bank
3.875% due 07/15/2013	EUR	300	385
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		400	544

Total Ireland (Cost $967)			929

ITALY 10.1%

CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$400	351

MORTGAGE-BACKED SECURITIES 0.5%
Intesa Sec SpA
0.860% due 10/30/2033	EUR	300	349

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 9.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015	EUR	600	$736
3.000% due 11/01/2015		100	121
3.750% due 08/01/2015		500	625
3.750% due 03/01/2021		100	113
4.250% due 02/01/2019		300	359
4.500% due 02/01/2018		100	123
4.500% due 08/01/2018		100	122
4.500% due 03/01/2019		100	121
4.750% due 09/15/2016		500	633
4.750% due 05/01/2017		100	125
5.000% due 03/01/2022		500	605
5.000% due 08/01/2039		200	215
5.000% due 09/01/2040		300	320
5.250% due 08/01/2017		600	768
5.500% due 09/01/2022		900	1,121
5.750% due 02/01/2033		200	239
Republic of Italy Government Bond
3.125% due 01/26/2015		$100	97
5.250% due 09/20/2016		100	100
6.000% due 08/04/2028	GBP	100	135

			6,678

Total Italy (Cost $7,720)			7,378

JERSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	200	196

Total Jersey, Channel Islands (Cost $271)			196

MEXICO 1.9%

SOVEREIGN ISSUES 1.9%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	6,200	490
6.500% due 06/10/2021		7,400	603
10.000% due 12/05/2024		2,800	294

Total Mexico (Cost $1,303)			1,387

NETHERLANDS 4.5%

CORPORATE BONDS & NOTES 1.9%
ABN Amro Bank NV
3.250% due 01/18/2013	EUR	200	257
Fortis Bank Nederland NV
3.375% due 05/19/2014		500	666
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$300	337
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	100	133

			1,393

SOVEREIGN ISSUES 2.6%
Netherlands Government Bond
4.000% due 07/15/2019		1,100	1,606
4.500% due 07/15/2017		200	293

			1,899

Total Netherlands (Cost $3,331)			3,292

NEW ZEALAND 4.1%

SOVEREIGN ISSUES 4.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,400	1,245

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/15/2023	NZD	500	$472
6.000% due 05/15/2021		1,300	1,253

Total New Zealand (Cost $2,767)			2,970

NORWAY 1.4%

CORPORATE BONDS & NOTES 1.4%
DNB Bank ASA
3.200% due 04/03/2017		$600	608
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	300	391

Total Norway (Cost $986)			999

SOUTH KOREA 0.2%

CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	131

Total South Korea (Cost $154)			131

SPAIN 1.3%

SOVEREIGN ISSUES 1.3%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	126
Instituto de Credito Oficial
2.405% due 03/25/2014		100	122
6.125% due 02/27/2014	AUD	200	193
Spain Government International Bond
3.625% due 06/17/2013		$100	98
4.200% due 01/31/2037	EUR	100	87
4.250% due 10/31/2016		300	361

Total Spain (Cost $1,065)			987

SUPRANATIONAL 3.4%

CORPORATE BONDS & NOTES 3.4%
European Union
2.500% due 12/04/2015	EUR	300	401
2.750% due 06/03/2016		500	674
3.250% due 04/04/2018		300	415
3.500% due 06/04/2021		200	278
Inter-American Development Bank
6.000% due 02/26/2021	AUD	600	700

Total Supranational (Cost $2,490)			2,468

UNITED KINGDOM 16.2%

CORPORATE BONDS & NOTES 4.8%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	600	784
Bank of Scotland PLC
4.375% due 07/13/2016		100	139
Barclays Bank PLC
3.625% due 04/13/2016		300	408
HBOS PLC
6.750% due 05/21/2018		$200	189
Lloyds TSB Bank PLC
2.816% due 01/24/2014		200	201
12.000% due 12/16/2024 (d)		200	210
Nationwide Building Society
4.625% due 09/13/2012	EUR	100	127
5.500% due 07/18/2012		$800	801
Royal Bank of Scotland Group PLC
2.750% due 08/18/2014	EUR	500	644

			3,503

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.4%
Arran Residential Mortgages Funding PLC
1.889% due 05/16/2047	EUR	77	$98
Eurosail PLC
1.151% due 06/10/2044	GBP	78	107
Fosse Master Issuer PLC
2.873% due 10/18/2054		200	313
Granite Master Issuer PLC
0.414% due 12/20/2054		$100	87
Holmes Master Issuer PLC
2.157% due 10/15/2054	EUR	400	509
Mansard Mortgages PLC
1.601% due 12/15/2049	GBP	370	491
Newgate Funding PLC
1.951% due 12/15/2050		400	431
Unite USAF PLC
1.095% due 03/31/2017		300	447

			2,483

SOVEREIGN ISSUES 8.0%
United Kingdom Gilt
4.250% due 06/07/2032		300	581
4.250% due 03/07/2036		100	193
4.250% due 09/07/2039		600	1,158
4.250% due 12/07/2040		300	579
4.500% due 09/07/2034		100	200
4.500% due 12/07/2042		200	404
4.750% due 12/07/2030		900	1,853
4.750% due 12/07/2038		200	417
6.000% due 12/07/2028		200	468

			5,853

Total United Kingdom (Cost $11,801)			11,839

UNITED STATES 49.3%

ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		$1	1
0.945% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.185% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.315% due 12/25/2036		36	34
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		2	1
First Alliance Mortgage Loan Trust
0.474% due 12/20/2027		1	1
Indymac Residential Asset-Backed Trust
0.695% due 08/25/2035		200	159
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		12	10
Residential Asset Securities Corp.
0.745% due 07/25/2032 ^		3	2
SACO, Inc.
0.365% due 05/25/2036		1	1
SLM Student Loan Trust
0.966% due 10/25/2017		354	355
1.966% due 04/25/2023		644	666
Structured Asset Securities Corp.
0.825% due 01/25/2033		3	2

			1,234

BANK LOAN OBLIGATIONS 0.5%
Springleaf Finance Corp.
5.500% due 05/10/2017		400	378

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 9.4%
Ally Financial, Inc.
3.868% due 06/20/2014		$200	$199
American International Group, Inc.
8.000% due 05/22/2068	EUR	400	491
AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,014
BA Covered Bond Issuer
4.250% due 04/05/2017	EUR	200	269
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$100	116
CIT Group, Inc.
5.250% due 04/01/2014		300	312
Citigroup, Inc.
0.738% due 06/09/2016		200	173
0.746% due 11/05/2014		500	478
1.919% due 01/13/2014		100	100
Computer Sciences Corp.
5.000% due 02/15/2013		369	379
International Lease Finance Corp.
6.750% due 09/01/2016		200	216
Jones Group, Inc.
5.125% due 11/15/2014		200	205
Merrill Lynch & Co., Inc.
0.980% due 01/31/2014	EUR	200	244
1.187% due 07/22/2014		400	482
6.750% due 05/21/2013		100	131
6.875% due 04/25/2018		$200	224
Morgan Stanley
0.975% due 11/29/2013	EUR	340	415
Universal Health Services, Inc.
7.125% due 06/30/2016		$1,000	1,120
WM Covered Bond Program
4.375% due 09/16/2014	EUR	200	266

			6,834

MORTGAGE-BACKED SECURITIES 6.7%
American Home Mortgage Investment Trust
2.237% due 09/25/2045		$115	92
Banc of America Mortgage Securities, Inc.
3.000% due 02/25/2036		106	78
BCAP LLC Trust
0.415% due 01/25/2037 ^		132	69
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		110	107
2.738% due 08/25/2033		7	7
3.078% due 03/25/2035		13	13
5.145% due 08/25/2035		85	86
Bear Stearns Alt-A Trust
0.405% due 02/25/2034		112	92
2.715% due 11/25/2035 ^		66	41
2.752% due 11/25/2036		153	85
2.879% due 09/25/2035		71	49
2.955% due 03/25/2036 ^		143	72
5.543% due 08/25/2036 ^		91	53
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		58	32
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		21	20
2.340% due 09/25/2035		35	31
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		300	335
Countrywide Alternative Loan Trust
0.454% due 03/20/2046		134	67
0.525% due 02/25/2037		113	61
0.574% due 11/20/2035		166	96

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.147% due 12/25/2035	$174	$99
1.647% due 11/25/2035	31	18
5.250% due 06/25/2035	25	20
6.000% due 04/25/2037 ^	41	25
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	58	38
0.565% due 03/25/2035	120	63
0.575% due 02/25/2035	15	10
2.620% due 11/25/2034	21	17
2.902% due 08/25/2034	61	45
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	263	146
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	400	7
1.567% due 11/10/2046 (a)	982	53
Greenpoint Mortgage Funding Trust
0.325% due 01/25/2047 ^	1	1
GSR Mortgage Loan Trust
2.659% due 09/25/2035	300	243
2.705% due 01/25/2036	179	141
Harborview Mortgage Loan Trust
0.463% due 05/19/2035	56	35
3.026% due 05/19/2033	11	11
Indymac Index Mortgage Loan Trust
0.485% due 07/25/2035	47	31
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	12	11
JPMorgan Mortgage Trust
3.164% due 07/27/2037	223	168
5.216% due 02/25/2036	105	78
Mellon Residential Funding Corp.
0.682% due 12/15/2030	18	17
Merrill Lynch Floating Trust
0.779% due 07/09/2021	163	160
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035	31	29
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036	119	99
Residential Accredit Loans, Inc.
0.395% due 02/25/2047	58	26
0.425% due 06/25/2046	149	51
0.455% due 04/25/2046	126	49
Structured Adjustable Rate Mortgage Loan Trust
2.818% due 04/25/2034	18	16
Structured Asset Mortgage Investments, Inc.
0.455% due 05/25/2046	23	11
0.465% due 05/25/2036	166	79
0.465% due 09/25/2047	200	80
0.475% due 05/25/2045	45	27
0.823% due 07/19/2034	7	7
0.903% due 09/19/2032	7	6
0.943% due 03/19/2034	13	11
1.647% due 08/25/2047	75	38
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	189	41
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047	169	169
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	103	100
Wachovia Mortgage Loan Trust LLC
2.699% due 10/20/2035	300	239
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	16	13
0.555% due 01/25/2045	14	12
1.127% due 06/25/2046	81	60

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.147% due 02/25/2046	$178	$138
2.120% due 03/25/2033	27	26
2.390% due 02/27/2034	13	13
2.483% due 03/25/2035	166	153
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.092% due 07/25/2046 ^	55	21
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036	126	112
2.628% due 06/25/2035	76	77
2.629% due 07/25/2036	149	111
2.636% due 04/25/2036	23	22
2.668% due 03/25/2036	201	171

		4,932

MUNICIPAL BONDS & NOTES 1.4%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	124
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	100	130
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	246
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	200	282
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	112
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	133

		1,027

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
2.829% due 07/30/2012 (d)	65	485
SLM Corp. CPI Linked Security
3.754% due 01/16/2018	900	20

		505

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 27.3%
Fannie Mae
0.365% due 03/25/2034	$15	15
0.395% due 08/25/2034	9	9
0.595% due 09/25/2042	35	35
0.675% due 11/25/2040	306	306
0.695% due 11/25/2040	327	327
1.347% due 10/01/2044	37	38
2.247% due 12/01/2034	13	14
2.485% due 11/01/2034	100	106
2.556% due 05/25/2035	34	36
3.500% due 11/01/2021 - 08/01/2042	6,099	6,399
4.000% due 08/01/2042	5,000	5,315
4.500% due 08/01/2042	3,500	3,753
5.480% due 07/01/2018	200	216
6.000% due 07/25/2044	24	27
Freddie Mac
0.742% due 12/15/2032	38	38
0.842% due 12/15/2037	159	160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.315% due 10/25/2044		$97	$97
2.346% due 02/01/2029		10	11
2.625% due 03/01/2035		38	40
2.850% due 04/01/2035		200	214
Ginnie Mae
2.375% due 04/20/2028 - 06/20/2030		7	7
NCUA Guaranteed Notes
0.710% due 11/05/2020		1,863	1,864
0.800% due 12/08/2020		440	441
Tennessee Valley Authority
6.250% due 12/15/2017		400	509

			19,977

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
3.000% due 05/15/2042		500	525
3.125% due 11/15/2041		200	215
3.750% due 08/15/2041		200	242
U.S. Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025 (h)		122	161

			1,143

Total United States (Cost $36,745)			36,030

SHORT-TERM INSTRUMENTS 8.0%

CERTIFICATES OF DEPOSIT 0.5%
Itau Unibanco Holding S.A.
0.000% due 11/13/2012		$400	400

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 07/02/2012		369	369

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $379. Repurchase proceeds are $369.)

MEXICO TREASURY BILLS 4.9%
4.568% due 07/12/2012 - 10/04/2012 (b)	MXN	48,500	3,616

U.S. TREASURY BILLS 1.3%
0.158% due 10/25/2012 - 05/02/2013 (b)(g)		$930	929

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.8%
PIMCO Short-Term Floating NAV Portfolio		60,900	610

Total Short-Term Instruments (Cost $6,003)			5,924

PURCHASED OPTIONS (k) 0.0%
(Cost $1)			0

Total Investments 131.7% (Cost $97,269)			$96,228

Written Options (l) (0.3%) (Premiums $224)			(201)

Other Assets and Liabilities (Net) (31.4%)			(22,985)

Net Assets 100.0%			$73,042

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $5,847 at a weighted average interest rate of 0.464%.
(g)	Securities with an aggregate market value of $929 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $105 and cash of $134 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond September Futures	Short	09/2012	38	$9
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	4	1
Canada Government 10-Year Bond September Futures	Short	09/2012	5	(8)
Euro-Bobl September Futures	Long	09/2012	15	(9)
Euro-BTP Italian Government Bond September Futures	Long	09/2012	1	3
Euro-Bund 10-Year Bond September Futures	Long	09/2012	21	(18)
Japan Government 10-Year Bond September Futures	Long	09/2012	5	17
Put Options Strike @ EUR 120.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	7	0
Put Options Strike @ EUR 124.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	18	0
United Kingdom Government 10-Year Gilt September Futures	Long	09/2012	2	1

				$(4)

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $332 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016	$	900	$(17)	$(7)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		8,700	(394)	(329)
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	JPY	220,000	31	15

						$(380)	$(321)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.166%	$	1,000	$(2)	$0	$(2)
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	1.212%		369	2	0	2
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	3.046%		200	(10)	(13)	3
Marsh & McLennan Cos., Inc.	BRC	(1.160%	)	09/20/2014	0.361%		200	(4)	0	(4)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.795%		1,000	20	0	20
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.985%		200	(1)	0	(1)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.826%		100	(1)	0	(1)

								$4	$(13)	$17

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.586%	$	100	$2	$2	$0
Australia Government Bond	BOA	1.000%	06/20/2015	0.301%		100	2	2	0
Australia Government Bond	CBK	1.000%	12/20/2016	0.573%		300	6	1	5
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%		200	4	4	0
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%		300	7	5	2
Australia Government Bond	DUB	1.000%	12/20/2016	0.573%		200	3	0	3
Australia Government Bond	GST	1.000%	06/20/2016	0.472%		100	2	2	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	GST	1.000%	12/20/2016	0.573%	$	100	$2	$0	$2
Australia Government Bond	JPM	1.000%	12/20/2016	0.573%		200	4	0	4
Australia Government Bond	MYC	1.000%	06/20/2016	0.472%		100	2	2	0
Australia Government Bond	RYL	1.000%	03/20/2016	0.430%		400	9	9	0
Australia Government Bond	UAG	1.000%	09/20/2016	0.508%		400	9	7	2
Australia Government Bond	UAG	1.000%	12/20/2016	0.573%		100	1	(1)	2
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.946%		400	1	(7)	8
California State General Obligation Bonds, Series 2003	CBK	2.760%	03/20/2021	2.110%		200	9	0	9
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.463%		200	(1)	0	(1)
California State General Obligation Bonds, Series 2003	MYC	2.950%	12/20/2020	2.098%		400	23	0	23
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.110%		100	0	0	0
China Government International Bond	DUB	1.000%	12/20/2015	0.812%		500	3	11	(8)
China Government International Bond	DUB	1.000%	03/20/2016	0.866%		100	1	1	0
China Government International Bond	DUB	1.000%	09/20/2016	0.955%		200	0	0	0
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.650%		100	0	0	0
France Government Bond	CBK	0.250%	06/20/2017	1.817%		400	(30)	(34)	4
France Government Bond	GST	0.250%	06/20/2017	1.817%		100	(7)	(8)	1
France Government Bond	HUS	0.250%	06/20/2017	1.817%		100	(8)	(9)	1
Illinois State General Obligation Bonds, Series 2006	CBK	2.900%	03/20/2021	2.396%		100	3	0	3
Japan Government International Bond	UAG	1.000%	03/20/2016	0.625%		400	6	(3)	9
Netherlands Government Bond	BOA	0.250%	06/20/2017	1.065%		400	(16)	(18)	2
Netherlands Government Bond	UAG	0.250%	06/20/2017	1.065%		100	(4)	(5)	1
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.424%		200	0	0	0
Republic of Germany	BOA	0.250%	12/20/2016	0.850%		100	(2)	(4)	2
Republic of Germany	BRC	0.250%	12/20/2016	0.850%		100	(3)	(5)	2
Republic of Germany	CBK	0.250%	12/20/2016	0.850%		200	(5)	(8)	3
Republic of Germany	GST	0.250%	12/20/2016	0.850%		200	(5)	(9)	4
Republic of Germany	MYC	0.250%	12/20/2016	0.850%		700	(18)	(29)	11
Republic of Italy Government Bond	CBK	1.000%	06/20/2017	4.756%		100	(16)	(15)	(1)
Republic of Italy Government Bond	DUB	1.000%	06/20/2017	4.756%		200	(31)	(31)	0
Republic of Italy Government Bond	GST	1.000%	06/20/2017	4.756%		100	(16)	(17)	1
Spain Government International Bond	BRC	1.000%	06/20/2017	5.180%		2,400	(406)	(405)	(1)
Spain Government International Bond	GST	1.000%	06/20/2017	5.180%		500	(84)	(79)	(5)
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.365%	EUR	200	(1)	(3)	2
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.343%		300	(1)	(5)	4
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.365%		200	0	(3)	3
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%	$	100	3	1	2
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		300	6	4	2
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		1,600	34	14	20
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		600	13	13	0

							$(499)	$(620)	$121

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$	500	$(7)	$(18)	$11
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		200	(2)	(5)	3
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		100	(1)	(2)	1
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		300	(18)	(17)	(1)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		200	(4)	(4)	0

						$(32)	$(46)	$14

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency received	03/15/2013	JPM	$	1,870	JPY	155,210	$(72)	$1	$(73)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.785% based on the notional amount of currency received	05/15/2014	BOA		1,261		100,000	12	1	11
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS		700		56,000	0	(4)	4
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.790% based on the notional amount of currency received	05/15/2014	BPS		1,300		100,000	51	38	13
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.783% based on the notional amount of currency received	05/15/2014	DUB		1,259		100,000	10	0	10
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.720% based on the notional amount of currency received	06/23/2014	BPS		1,267		100,000	17	2	15

								$18	$38	$(20)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	200	$18	$(1)	$19
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	550,000	462	150	312
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		150,000	126	41	85
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	UAG		170,000	26	12	14
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	BPS		100,000	92	59	33
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		100,000	91	125	(34)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	3,100	12	1	11
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		5,300	20	(6)	26
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		600	1	0	1
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		1,700	8	1	7
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		1,400	7	1	6
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		19,700	91	15	76
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		3,300	2	(1)	3
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		500	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		9,100	7	(2)	9

							$963	$395	$568

(k)	Purchased options outstanding on June 30, 2012:

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 3.500% due 08/01/2042	BRC	$	94.063	08/06/2012	$	3,000	$1	$0
Put - OTC Fannie Mae 3.500% due 09/01/2042	RYM		93.500	09/06/2012		1,000	0	0
Put - OTC Fannie Mae 4.000% due 08/01/2042	BRC		96.000	08/06/2012		2,000	0	0
Put - OTC Fannie Mae 4.000% due 09/01/2042	RYM		96.500	09/06/2012		1,000	0	0

							$1	$0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	400	$0	$(1)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		400	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		300	0	(1)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		300	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		1,300	0	(9)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		1,300	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		300	2	(5)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		300	7	(2)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		2,200	11	(36)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,200	61	(14)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		3,700	44	(105)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		3,700	70	(13)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		400	6	(11)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		400	7	(1)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		600	3	0

								$211	$(198)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus MXN	BPS	MXN	14.300	07/12/2012	$	374	$5	$0
Call - OTC USD versus MXN	BPS		14.100	07/19/2012		130	1	0
Call - OTC USD versus MXN	HUS		14.100	07/19/2012		195	2	(1)
Call - OTC USD versus MXN	HUS		14.300	08/23/2012		311	5	(2)

							$13	$(3)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	0	$22,500	$165
Sales	42	17,210	253
Closing Buys	(42)	(20,900)	(194)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$18,810	$224

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	CAD	414	$	406	MSC	$0	$(1)	$(1)
07/2012	EUR	6,672		8,337	BRC	0	(106)	(106)
07/2012		7,779		9,693	CBK	0	(151)	(151)
07/2012		127		159	FBF	0	(3)	(3)
07/2012		4,336		5,435	HUS	0	(52)	(52)
07/2012		250		315	JPM	0	(1)	(1)
07/2012		717		903	MSC	0	(5)	(5)
07/2012		37		46	UAG	0	0	0
07/2012	GBP	19		29	BRC	0	0	0
07/2012	IDR	46,630		5	HUS	0	0	0
07/2012		1,500,230		159	MSC	0	(1)	(1)
07/2012		1,453,600		153	UAG	0	(2)	(2)
07/2012	INR	4,359		90	DUB	12	0	12
07/2012		173		3	HUS	0	0	0
07/2012	KRW	21,195		18	BRC	0	0	0
07/2012		102,039		86	JPM	0	(3)	(3)
07/2012		81,903		69	MSC	0	(3)	(3)
07/2012	MXN	550		40	BPS	0	(1)	(1)
07/2012		10,812		781	HUS	0	(28)	(28)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received			Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	MXN	22,000	$		1,665	MSC	$20	$0	$20
07/2012	MYR	1			0	JPM	0	0	0
07/2012	NZD	3,643			2,757	CBK	0	(156)	(156)
07/2012	$	11		AUD	11	BRC	0	0	0
07/2012		50		EUR	40	BPS	0	0	0
07/2012		60			47	BRC	0	0	0
07/2012		11,251			9,033	JPM	180	0	180
07/2012		13,494			10,798	UAG	171	0	171
07/2012		31		GBP	20	HUS	0	0	0
07/2012		5		IDR	46,630	HUS	0	0	0
07/2012		158			1,500,230	MSC	3	0	3
07/2012		154			1,453,600	UAG	0	0	0
07/2012		98		INR	4,532	JPM	0	(16)	(16)
07/2012		83		KRW	96,836	BPS	1	0	1
07/2012		45			52,533	CBK	1	0	1
07/2012		45			52,533	JPM	1	0	1
07/2012		3			3,235	UAG	0	0	0
07/2012		99		MXN	1,362	UAG	3	0	3
07/2012		0		MYR	1	UAG	0	0	0
07/2012		26		ZAR	216	BRC	0	0	0
07/2012		47			390	JPM	1	0	1
08/2012	AUD	2,791	$		2,790	BOA	0	(57)	(57)
08/2012	BRL	133			68	BRC	2	0	2
08/2012	EUR	8,979			11,186	JPM	0	(179)	(179)
08/2012		8,978			11,221	UAG	0	(143)	(143)
08/2012	HKD	1,754			226	BPS	0	0	0
08/2012		4,688			604	CBK	0	0	0
08/2012	MXN	2,030			144	CBK	0	(7)	(7)
08/2012		5,335			377	HUS	0	(21)	(21)
08/2012		10,790			825	JPM	20	0	20
08/2012		806			56	MSC	0	(4)	(4)
08/2012		1,232			87	UAG	0	(5)	(5)
08/2012	SGD	3			3	UAG	0	0	0
08/2012	$	830		HKD	6,444	UAG	0	0	0
08/2012		455		MXN	6,334	BRC	18	0	18
08/2012		104			1,457	HUS	5	0	5
08/2012		181			2,497	JPM	6	0	6
08/2012		732			10,164	MSC	27	0	27
08/2012		362			5,043	UAG	15	0	15
09/2012	CAD	433	$		421	UAG	0	(4)	(4)
09/2012	EUR	40			51	BRC	0	0	0
09/2012	GBP	4,645			7,191	BPS	0	(82)	(82)
09/2012		266			416	FBF	0	(1)	(1)
09/2012		266			414	MSC	0	(3)	(3)
09/2012		120			188	RBC	0	0	0
09/2012		438			679	UAG	0	(7)	(7)
09/2012	JPY	1,297			16	DUB	0	0	0
09/2012		20,085			256	FBF	4	0	4
09/2012		18,607			235	HUS	2	0	2
09/2012		56,872			716	JPM	4	0	4
09/2012		21,146			267	RYL	2	0	2
09/2012	MXN	6,500			505	HUS	22	0	22
09/2012	$	205		CAD	211	RBC	2	0	2
09/2012		29		GBP	19	BRC	0	0	0
09/2012		218			140	DUB	1	0	1
09/2012		172			110	FBF	0	0	0
09/2012		56			36	JPM	0	0	0
09/2012		912			589	RBC	10	0	10
09/2012		265			171	RYL	2	0	2
09/2012		988			638	UAG	11	0	11
09/2012		1,175		JPY	91,948	BPS	0	(24)	(24)
09/2012		654			51,452	BRC	0	(10)	(10)
09/2012		345			27,116	DUB	0	(6)	(6)
09/2012		108			8,573	GSC	0	0	0
09/2012		214			17,050	MSC	0	(1)	(1)
09/2012		65			5,194	UAG	0	0	0
09/2012		18		KRW	21,195	BRC	0	0	0
10/2012	CNY	1,282	$		200	JPM	0	(1)	(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received			Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	MXN	10,000	$		771	UAG	$28	$0	$28
10/2012	MYR	1			0	UAG	0	0	0
10/2012	$	3		INR	173	HUS	0	0	0
10/2012		4		PHP	167	CBK	0	0	0
11/2012	EUR	414	$		525	CBK	0	0	0
11/2012		543			692	DUB	4	0	4
11/2012		1,499			1,904	FBF	9	(5)	4
11/2012		622			784	UAG	0	(4)	(4)
11/2012	TWD	84			3	BRC	0	0	0
01/2013	$	153		IDR	1,500,230	MSC	2	0	2
02/2013	CNY	4,789	$		747	DUB	0	(3)	(3)
02/2013		12,154			1,908	JPM	4	0	4
02/2013	$	492		CNY	3,091	JPM	0	(8)	(8)
05/2013	EUR	460	$		581	BOA	0	(3)	(3)
05/2013		1,538			1,972	BRC	18	0	18
05/2013		509			648	FBF	2	0	2
05/2013		569			720	UAG	0	(3)	(3)
08/2013	$	319		CNY	2,000	DUB	0	(8)	(8)
08/2013		780			4,925	UAG	0	(13)	(13)
04/2014		72			438	BRC	0	(4)	(4)
04/2014		104			633	CBK	0	(6)	(6)
04/2014		27			164	GST	0	(2)	(2)
04/2014		48			292	HUS	0	(3)	(3)
04/2014		46			280	JPM	0	(3)	(3)
04/2014		45			275	RYL	0	(3)	(3)
04/2014		96			584	UAG	0	(6)	(6)
09/2015		70			430	BOA	0	(5)	(5)
09/2015		154			941	BRC	0	(11)	(11)
09/2015		577			3,492	CBK	0	(47)	(47)
09/2015		106			640	JPM	0	(9)	(9)
09/2015		70			431	MSC	0	(5)	(5)

							$613	$(1,235)	$(622)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,354	$0	$1,354
Mortgage-Backed Securities	0	291	0	291
Sovereign Issues	0	129	0	129
Belgium
Sovereign Issues	0	1,173	0	1,173
Canada
Sovereign Issues	0	985	0	985
Cayman Islands
Corporate Bonds & Notes	0	431	0	431
Denmark
Corporate Bonds & Notes	0	5	0	5
France
Corporate Bonds & Notes	0	4,279	0	4,279
Sovereign Issues	0	6,249	0	6,249
Germany
Corporate Bonds & Notes	0	5,114	0	5,114
Sovereign Issues	0	1,688	0	1,688
Ireland
Corporate Bonds & Notes	0	929	0	929
Italy
Corporate Bonds & Notes	0	351	0	351
Mortgage-Backed Securities	0	349	0	349
Sovereign Issues	0	6,678	0	6,678
Jersey, Channel Islands
Corporate Bonds & Notes	0	196	0	196
Mexico
Sovereign Issues	0	1,387	0	1,387

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Netherlands
Corporate Bonds & Notes	$0	$1,393	$0	$1,393
Sovereign Issues	0	1,899	0	1,899
New Zealand
Sovereign Issues	0	2,970	0	2,970
Norway
Corporate Bonds & Notes	0	999	0	999
South Korea
Corporate Bonds & Notes	0	131	0	131
Spain
Sovereign Issues	0	987	0	987
Supranational
Corporate Bonds & Notes	0	2,468	0	2,468
United Kingdom
Corporate Bonds & Notes	0	3,503	0	3,503
Mortgage-Backed Securities	0	2,483	0	2,483
Sovereign Issues	0	5,853	0	5,853
United States
Asset-Backed Securities	0	1,234	0	1,234
Bank Loan Obligations	0	378	0	378
Corporate Bonds & Notes	0	6,834	0	6,834
Mortgage-Backed Securities	0	4,932	0	4,932
Municipal Bonds & Notes	0	1,027	0	1,027
Preferred Securities	20	0	485	505
U.S. Government Agencies	0	17,672	2,305	19,977
U.S. Treasury Obligations	0	1,143	0	1,143
Short-Term Instruments
Certificates of Deposit	0	400	0	400
Repurchase Agreements	0	369	0	369

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Mexico Treasury Bills	$0	$3,616	$0	$3,616
U.S. Treasury Bills	0	929	0	929
PIMCO Short-Term Floating NAV Portfolio	610	0	0	610
Purchased Options
Interest Rate Contracts	0	0	0	0
	$630	$92,808	$2,790	$96,228

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	177	0	177
Foreign Exchange Contracts	0	666	0	666

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Interest Rate Contracts	$31	$617	$0	$648
	$31	$1,460	$0	$1,491

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(25)	0	(25)
Foreign Exchange Contracts	0	(1,311)	0	(1,311)
Interest Rate Contracts	(35)	(568)	0	(603)
	$(35)	$(1,904)	$0	$(1,939)

Totals	$626	$92,364	$2,790	$95,780

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Japan
Mortgage-Backed Securities	$30	$0	$(31)	$0	$10	$(9)	$0	$0	$0	$0
United States
Preferred Securities	488	0	0	0	0	(3)	0	0	485	(3)
U.S. Government Agencies	2,407	0	(102)	0	0	0	0	0	2,305	0

Totals	$2,925	$0	$(133)	$0	$10	$(12)	$0	$0	$2,790	$(3)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
United States
Preferred Securities	$485	Benchmark Pricing	Base Price	100.18
U.S. Government Agencies	2,305	Third Party Vendor	Broker Quote	100.03 - 100.42

Total	$2,790

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$52	$52
Unrealized appreciation on foreign currency contracts	0	0	0	613	0	613
Unrealized appreciation on OTC swap agreements	0	177	0	53	602	832

	$0	$177	$0	$666	$654	$1,497

Liabilities:
Written options outstanding	$0	$0	$0	$3	$198	$201
Variation margin payable on financial derivative instruments (2)	0	0	0	0	6	6
Unrealized depreciation on foreign currency contracts	0	0	0	1,235	0	1,235
Unrealized depreciation on OTC swap agreements	0	25	0	73	34	132

	$0	$25	$0	$1,311	$238	$1,574

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(24)	$(24)
Net realized gain on futures contracts	0	0	0	0	364	364
Net realized gain on written options	0	0	0	0	185	185
Net realized gain (loss) on swaps	0	61	0	5	(42)	24
Net realized gain on foreign currency transactions	0	0	0	1,275	0	1,275

	$0	$61	$0	$1,280	$483	$1,824

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$24	$24
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(454)	(454)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	10	(123)	(113)
Net change in unrealized appreciation on swaps	0	94	0	144	39	277
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,616)	0	(1,616)

	$0	$94	$0	$(1,462)	$(514)	$(1,882)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(4) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(321) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(66)	$0	$(66)
BPS	52	0	52
BRC	(494)	329	(165)
CBK	(407)	329	(78)
DUB	(111)	270	159
FBF	561	(560)	1
GLM	(1)	(100)	(101)
GST	(117)	0	(117)
HUS	(66)	0	(66)
JPM	(73)	0	(73)
MSC	29	(380)	(351)
MYC	100	(30)	70
RBC	13	0	13
RYL	135	(260)	(125)
SOG	(1)	0	(1)
UAG	77	(230)	(153)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy   U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial

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margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Portfolio may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as

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Notes to Financial Statements (Cont.)

appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

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standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

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Notes to Financial Statements (Cont.)

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

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place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman

Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory  Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative  Fee PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

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Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$398	$0

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$3,804	$31,004	$(34,200)	$3	$(1)	$610	$4

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$150,467	$149,061	$42,854	$44,613

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	641	6,716	3,163	32,129
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	84	885	231	2,331
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(1,426)	(14,862)	(3,768)	(38,047)
Net (decrease) resulting from Portfolio share transactions	(701)	$(7,261)	(374)	$(3,586)

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 53% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$97,307	$1,715	$(2,794)	$(1,079)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	MYR	Malaysian Ringgit
CAD	Canadian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
CNY	Chinese Renminbi	INR	Indian Rupee	PHP	Philippine Peso
DKK	Danish Krone	JPY	Japanese Yen	USD	United States Dollar
EUR	Euro	KRW	South Korean Won	ZAR	South African Rand
GBP	British Pound	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
ALT	Alternate Loan Trust	BBSW	Bank Bill Swap Reference Rate	NCUA	National Credit Union Administration
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBR	Bank Bill Rate

SEMIANNUAL REPORT	JUNE 30, 2012	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT21SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

United States	37.4%
United Kingdom	12.3%
France	10.9%
Italy	7.7%
Germany	7.1%
Short-Term Instruments	6.2%
Other	18.4%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012

	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class	3.71%	9.53%	7.31%	5.63%	6.03%
JPMorgan GBI Global ex-US Index Hedged in USD±	2.27%	6.13%	5.10%	4.63%	5.03%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.76% for Institutional Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,037.10	$1,020.98
Expenses Paid During Period*	$3.95	$3.92
Net Annualized Expense Ratio	0.78%	0.78%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally outperformed unhedged portfolios over the reporting period, as the U.S. dollar appreciated versus most major currencies.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

Positions in high-quality non-Agency mortgage-backed securities (“MBS”), commercial MBS, and asset-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Overweight positions in high coupon Agency MBS contributed to performance as these securities outperformed the broader market during the reporting period.

»	Positions in European Agencies contributed to performance as spreads on these securities tightened over German bunds during the reporting period.

»

An overweight to duration (or sensitivity to changes in market interest rates) in Mexico at the front-end of the yield curve contributed to performance as front-end government yields fell over the reporting period.

»	An underweight to duration in Spain, Italy, and France early in the reporting period detracted from performance as sovereign spreads tightened over German bunds.

»	An underweight to Japan duration detracted from performance as ten-year government yields fell over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Institutional Class
Net asset value beginning of year or period	$10.33		$9.98	$9.64	$9.58	$10.12	$10.10
Net investment income (a)	0.13		0.25	0.22	0.38	0.37	0.36
Net realized/unrealized gain (loss)	0.25		0.43	0.60	1.11	(0.59)	0.01
Total income (loss) from investment operations	0.38		0.68	0.82	1.49	(0.22)	0.37
Dividends from net investment income	(0.13)		(0.23)	(0.20)	(0.34)	(0.32)	(0.35)
Distributions from net realized capital gains	0.00		(0.10)	(0.28)	(1.07)	0.00	0.00
Tax basis return of capital	0.00		0.00	0.00	(0.02)	0.00	0.00
Total distributions	(0.13)		(0.33)	(0.48)	(1.43)	(0.32)	(0.35)
Net asset value end of year or period	$10.58		$10.33	$9.98	$9.64	$9.58	$10.12
Total return	3.71%		6.91%	8.64%	15.77%	(2.25)%	3.77%
Net assets end of year or period (000s)	$20		$19	$18	$16	$14	$15
Ratio of expenses to average net assets	0.78	%*	0.76%	0.75%	0.76%	0.76%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.52	%*	2.45%	2.21%	3.82%	3.70%	3.62%
Portfolio turnover rate	215	%**	218%**	130%**	459%	655%	621%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$95,249
Investments in Affiliates, at value	610
Repurchase agreements, at value	369
Cash	8
Deposits with counterparty	466
Foreign currency, at value	159
Receivable for investments sold	24,593
Receivable for investments sold on a delayed-delivery basis	125
Receivable for cross-currency swap exchanges	7,657
Receivable for Portfolio shares sold	48
Interest and dividends receivable	773
Variation margin receivable on financial derivative instruments	52
OTC swap premiums paid	481
Unrealized appreciation on foreign currency contracts	613
Unrealized appreciation on OTC swap agreements	832
Other assets	18
132,053

Liabilities:
Payable for investments purchased	$37,447
Payable for sale-buyback financing transactions	9,681
Deposits from counterparty	1,560
Payable for cross-currency swap exchanges	7,619
Payable for Portfolio shares redeemed	309
Written options outstanding	201
Accrued investment advisory fees	16
Accrued supervisory and administrative fees	31
Accrued servicing fees	9
Variation margin payable on financial derivative instruments	6
OTC swap premiums received	765
Unrealized depreciation on foreign currency contracts	1,235
Unrealized depreciation on OTC swap agreements	132
59,011

Net Assets	$73,042

Net Assets Consist of:
Paid in capital	$69,629
(Overdistributed) net investment income	(29)
Accumulated undistributed net realized gain	4,576
Net unrealized (depreciation)	(1,134)
$73,042

Net Assets:
Institutional Class	$20
Administrative Class	73,022

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	6,901

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.58
Administrative Class	10.58

Cost of Investments	$96,290
Cost of Investments in Affiliates	$610
Cost of Repurchase Agreements	$369
Cost of Foreign Currency Held	$158
Premiums Received on Written Options	$224

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$1,206
Dividends	9
Dividends from Affiliate investments	4
Total Income	1,219

Expenses:
Investment advisory fees	92
Supervisory and administrative fees	183
Servicing fees – Administrative Class	56
Interest expense	11
Total Expenses	342

Net Investment Income	877

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	550
Net realized gain on Affiliate investments	3
Net realized gain on futures contracts	364
Net realized gain on written options	185
Net realized gain on swaps	24
Net realized gain on foreign currency transactions	1,389
Net change in unrealized appreciation on investments	1,152
Net change in unrealized (depreciation) on Affiliate investments	(1)
Net change in unrealized (depreciation) on futures contracts	(454)
Net change in unrealized (depreciation) on written options	(113)
Net change in unrealized appreciation on swaps	277
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,577)
Net Gain	1,799

Net Increase in Net Assets Resulting from Operations	$2,676

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

(Decrease) in Net Assets from:

Operations:
Net investment income	$877	$1,745
Net realized gain	2,512	2,522
Net realized gain on Affiliate investments	3	1
Net change in unrealized appreciation (depreciation)	(715)	551
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1)	1
Net increase resulting from operations	2,676	4,820

Distributions to Shareholders:
From net investment income
Institutional Class	0 +	0
Administrative Class	(885)	(1,605)
From net realized capital gains
Administrative Class	0	(726)

Total Distributions	(885)	(2,331)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(7,261)	(3,586)

Total (Decrease) in Net Assets	(5,470)	(1,097)

Net Assets:
Beginning of period	78,512	79,609
End of period*	$73,042	$78,512

*Including (overdistributed) net investment income of:	$(29)	$(21)

+	Amount is less than $500.
**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.4%

CORPORATE BONDS & NOTES 1.8%
Commonwealth Bank of Australia
3.492% due 08/13/2014		$500	$529
ING Bank Australia Ltd.
4.170% due 06/24/2014	AUD	800	825

			1,354

MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.597% due 05/25/2035		$74	74
Puma Finance Ltd.
3.990% due 08/22/2037	AUD	89	87
Torrens Trust
4.007% due 10/19/2038		131	130

			291

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	129

Total Australia (Cost $1,557)			1,774

BELGIUM 1.6%

SOVEREIGN ISSUES 1.6%
Belgium Government International Bond
3.500% due 06/28/2017	EUR	100	134
4.000% due 03/28/2013		800	1,039

Total Belgium (Cost $1,159)			1,173

CANADA 1.3%

SOVEREIGN ISSUES 1.3%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	117
Province of Ontario
3.150% due 06/02/2022		300	304
6.200% due 06/02/2031		100	137
Province of Quebec
3.500% due 12/01/2022		200	207
4.250% due 12/01/2021		200	220

Total Canada (Cost $958)			985

CAYMAN ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Transocean, Inc.
4.950% due 11/15/2015		$400	431

Total Cayman Islands (Cost $400)			431

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	25	5

Total Denmark (Cost $3)			5

FRANCE 14.5%

CORPORATE BONDS & NOTES 5.9%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	300	393
BPCE S.A.
2.216% due 02/07/2014		$400	396

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cie de Financement Foncier S.A.
2.250% due 01/25/2013	EUR	200	$255
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		$400	391
Dexia Credit Local S.A.
0.946% due 04/29/2014		400	376
2.750% due 01/10/2014		1,800	1,781
2.750% due 04/29/2014		700	687

			4,279

SOVEREIGN ISSUES 8.6%
Caisse d’Amortissement de la Dette Sociale
3.500% due 07/01/2014		300	313
France Government Bond
3.000% due 04/25/2022	EUR	600	781
3.500% due 04/25/2026		100	131
4.000% due 10/25/2013		600	796
4.000% due 10/25/2038		100	136
4.250% due 04/25/2019		1,000	1,441
4.500% due 04/25/2041		400	592
4.750% due 04/25/2035		300	454
5.500% due 04/25/2029		200	322
France Treasury Notes
1.750% due 02/25/2017		1,000	1,283

			6,249

Total France (Cost $10,687)			10,528

GERMANY 9.3%

CORPORATE BONDS & NOTES 7.0%
FMS Wertmanagement AoR
0.741% due 01/20/2014	EUR	500	635
2.375% due 12/15/2014		300	395
3.375% due 06/17/2021		400	560
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		800	1,015
KFW
0.625% due 05/29/2015		600	761
2.000% due 11/30/2015		600	789
2.750% due 09/07/2015	GBP	300	495
6.250% due 05/19/2021	AUD	400	464

			5,114

SOVEREIGN ISSUES 2.3%
Republic of Germany
5.500% due 01/04/2031	EUR	900	1,688

Total Germany (Cost $6,901)			6,802

IRELAND 1.3%

CORPORATE BONDS & NOTES 1.3%
Depfa ACS Bank
3.875% due 07/15/2013	EUR	300	385
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		400	544

Total Ireland (Cost $967)			929

ITALY 10.1%

CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$400	351

MORTGAGE-BACKED SECURITIES 0.5%
Intesa Sec SpA
0.860% due 10/30/2033	EUR	300	349

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 9.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015	EUR	600	$736
3.000% due 11/01/2015		100	121
3.750% due 08/01/2015		500	625
3.750% due 03/01/2021		100	113
4.250% due 02/01/2019		300	359
4.500% due 02/01/2018		100	123
4.500% due 08/01/2018		100	122
4.500% due 03/01/2019		100	121
4.750% due 09/15/2016		500	633
4.750% due 05/01/2017		100	125
5.000% due 03/01/2022		500	605
5.000% due 08/01/2039		200	215
5.000% due 09/01/2040		300	320
5.250% due 08/01/2017		600	768
5.500% due 09/01/2022		900	1,121
5.750% due 02/01/2033		200	239
Republic of Italy Government Bond
3.125% due 01/26/2015		$100	97
5.250% due 09/20/2016		100	100
6.000% due 08/04/2028	GBP	100	135

			6,678

Total Italy (Cost $7,720)			7,378

JERSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	200	196

Total Jersey, Channel Islands (Cost $271)			196

MEXICO 1.9%

SOVEREIGN ISSUES 1.9%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	6,200	490
6.500% due 06/10/2021		7,400	603
10.000% due 12/05/2024		2,800	294

Total Mexico (Cost $1,303)			1,387

NETHERLANDS 4.5%

CORPORATE BONDS & NOTES 1.9%
ABN Amro Bank NV
3.250% due 01/18/2013	EUR	200	257
Fortis Bank Nederland NV
3.375% due 05/19/2014		500	666
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$300	337
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	100	133

			1,393

SOVEREIGN ISSUES 2.6%
Netherlands Government Bond
4.000% due 07/15/2019		1,100	1,606
4.500% due 07/15/2017		200	293

			1,899

Total Netherlands (Cost $3,331)			3,292

NEW ZEALAND 4.1%

SOVEREIGN ISSUES 4.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,400	1,245

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/15/2023	NZD	500	$472
6.000% due 05/15/2021		1,300	1,253

Total New Zealand (Cost $2,767)			2,970

NORWAY 1.4%

CORPORATE BONDS & NOTES 1.4%
DNB Bank ASA
3.200% due 04/03/2017		$600	608
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	300	391

Total Norway (Cost $986)			999

SOUTH KOREA 0.2%

CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	131

Total South Korea (Cost $154)			131

SPAIN 1.3%

SOVEREIGN ISSUES 1.3%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	126
Instituto de Credito Oficial
2.405% due 03/25/2014		100	122
6.125% due 02/27/2014	AUD	200	193
Spain Government International Bond
3.625% due 06/17/2013		$100	98
4.200% due 01/31/2037	EUR	100	87
4.250% due 10/31/2016		300	361

Total Spain (Cost $1,065)			987

SUPRANATIONAL 3.4%

CORPORATE BONDS & NOTES 3.4%
European Union
2.500% due 12/04/2015	EUR	300	401
2.750% due 06/03/2016		500	674
3.250% due 04/04/2018		300	415
3.500% due 06/04/2021		200	278
Inter-American Development Bank
6.000% due 02/26/2021	AUD	600	700

Total Supranational (Cost $2,490)			2,468

UNITED KINGDOM 16.2%

CORPORATE BONDS & NOTES 4.8%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	600	784
Bank of Scotland PLC
4.375% due 07/13/2016		100	139
Barclays Bank PLC
3.625% due 04/13/2016		300	408
HBOS PLC
6.750% due 05/21/2018		$200	189
Lloyds TSB Bank PLC
2.816% due 01/24/2014		200	201
12.000% due 12/16/2024 (d)		200	210
Nationwide Building Society
4.625% due 09/13/2012	EUR	100	127
5.500% due 07/18/2012		$800	801
Royal Bank of Scotland Group PLC
2.750% due 08/18/2014	EUR	500	644

			3,503

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.4%
Arran Residential Mortgages Funding PLC
1.889% due 05/16/2047	EUR	77	$98
Eurosail PLC
1.151% due 06/10/2044	GBP	78	107
Fosse Master Issuer PLC
2.873% due 10/18/2054		200	313
Granite Master Issuer PLC
0.414% due 12/20/2054		$100	87
Holmes Master Issuer PLC
2.157% due 10/15/2054	EUR	400	509
Mansard Mortgages PLC
1.601% due 12/15/2049	GBP	370	491
Newgate Funding PLC
1.951% due 12/15/2050		400	431
Unite USAF PLC
1.095% due 03/31/2017		300	447

			2,483

SOVEREIGN ISSUES 8.0%
United Kingdom Gilt
4.250% due 06/07/2032		300	581
4.250% due 03/07/2036		100	193
4.250% due 09/07/2039		600	1,158
4.250% due 12/07/2040		300	579
4.500% due 09/07/2034		100	200
4.500% due 12/07/2042		200	404
4.750% due 12/07/2030		900	1,853
4.750% due 12/07/2038		200	417
6.000% due 12/07/2028		200	468

			5,853

Total United Kingdom (Cost $11,801)			11,839

UNITED STATES 49.3%

ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		$1	1
0.945% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.185% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.315% due 12/25/2036		36	34
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		2	1
First Alliance Mortgage Loan Trust
0.474% due 12/20/2027		1	1
Indymac Residential Asset-Backed Trust
0.695% due 08/25/2035		200	159
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		12	10
Residential Asset Securities Corp.
0.745% due 07/25/2032 ^		3	2
SACO, Inc.
0.365% due 05/25/2036		1	1
SLM Student Loan Trust
0.966% due 10/25/2017		354	355
1.966% due 04/25/2023		644	666
Structured Asset Securities Corp.
0.825% due 01/25/2033		3	2

			1,234

BANK LOAN OBLIGATIONS 0.5%
Springleaf Finance Corp.
5.500% due 05/10/2017		400	378

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 9.4%
Ally Financial, Inc.
3.868% due 06/20/2014		$200	$199
American International Group, Inc.
8.000% due 05/22/2068	EUR	400	491
AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,014
BA Covered Bond Issuer
4.250% due 04/05/2017	EUR	200	269
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$100	116
CIT Group, Inc.
5.250% due 04/01/2014		300	312
Citigroup, Inc.
0.738% due 06/09/2016		200	173
0.746% due 11/05/2014		500	478
1.919% due 01/13/2014		100	100
Computer Sciences Corp.
5.000% due 02/15/2013		369	379
International Lease Finance Corp.
6.750% due 09/01/2016		200	216
Jones Group, Inc.
5.125% due 11/15/2014		200	205
Merrill Lynch & Co., Inc.
0.980% due 01/31/2014	EUR	200	244
1.187% due 07/22/2014		400	482
6.750% due 05/21/2013		100	131
6.875% due 04/25/2018		$200	224
Morgan Stanley
0.975% due 11/29/2013	EUR	340	415
Universal Health Services, Inc.
7.125% due 06/30/2016		$1,000	1,120
WM Covered Bond Program
4.375% due 09/16/2014	EUR	200	266

			6,834

MORTGAGE-BACKED SECURITIES 6.7%
American Home Mortgage Investment Trust
2.237% due 09/25/2045		$115	92
Banc of America Mortgage Securities, Inc.
3.000% due 02/25/2036		106	78
BCAP LLC Trust
0.415% due 01/25/2037 ^		132	69
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		110	107
2.738% due 08/25/2033		7	7
3.078% due 03/25/2035		13	13
5.145% due 08/25/2035		85	86
Bear Stearns Alt-A Trust
0.405% due 02/25/2034		112	92
2.715% due 11/25/2035 ^		66	41
2.752% due 11/25/2036		153	85
2.879% due 09/25/2035		71	49
2.955% due 03/25/2036 ^		143	72
5.543% due 08/25/2036 ^		91	53
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		58	32
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		21	20
2.340% due 09/25/2035		35	31
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		300	335
Countrywide Alternative Loan Trust
0.454% due 03/20/2046		134	67
0.525% due 02/25/2037		113	61
0.574% due 11/20/2035		166	96

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.147% due 12/25/2035	$174	$99
1.647% due 11/25/2035	31	18
5.250% due 06/25/2035	25	20
6.000% due 04/25/2037 ^	41	25
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	58	38
0.565% due 03/25/2035	120	63
0.575% due 02/25/2035	15	10
2.620% due 11/25/2034	21	17
2.902% due 08/25/2034	61	45
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	263	146
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	400	7
1.567% due 11/10/2046 (a)	982	53
Greenpoint Mortgage Funding Trust
0.325% due 01/25/2047 ^	1	1
GSR Mortgage Loan Trust
2.659% due 09/25/2035	300	243
2.705% due 01/25/2036	179	141
Harborview Mortgage Loan Trust
0.463% due 05/19/2035	56	35
3.026% due 05/19/2033	11	11
Indymac Index Mortgage Loan Trust
0.485% due 07/25/2035	47	31
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	12	11
JPMorgan Mortgage Trust
3.164% due 07/27/2037	223	168
5.216% due 02/25/2036	105	78
Mellon Residential Funding Corp.
0.682% due 12/15/2030	18	17
Merrill Lynch Floating Trust
0.779% due 07/09/2021	163	160
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035	31	29
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036	119	99
Residential Accredit Loans, Inc.
0.395% due 02/25/2047	58	26
0.425% due 06/25/2046	149	51
0.455% due 04/25/2046	126	49
Structured Adjustable Rate Mortgage Loan Trust
2.818% due 04/25/2034	18	16
Structured Asset Mortgage Investments, Inc.
0.455% due 05/25/2046	23	11
0.465% due 05/25/2036	166	79
0.465% due 09/25/2047	200	80
0.475% due 05/25/2045	45	27
0.823% due 07/19/2034	7	7
0.903% due 09/19/2032	7	6
0.943% due 03/19/2034	13	11
1.647% due 08/25/2047	75	38
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	189	41
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047	169	169
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	103	100
Wachovia Mortgage Loan Trust LLC
2.699% due 10/20/2035	300	239
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	16	13
0.555% due 01/25/2045	14	12
1.127% due 06/25/2046	81	60

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.147% due 02/25/2046	$178	$138
2.120% due 03/25/2033	27	26
2.390% due 02/27/2034	13	13
2.483% due 03/25/2035	166	153
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.092% due 07/25/2046 ^	55	21
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036	126	112
2.628% due 06/25/2035	76	77
2.629% due 07/25/2036	149	111
2.636% due 04/25/2036	23	22
2.668% due 03/25/2036	201	171

		4,932

MUNICIPAL BONDS & NOTES 1.4%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	124
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	100	130
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	246
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	200	282
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	112
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	133

		1,027

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
2.829% due 07/30/2012 (d)	65	485
SLM Corp. CPI Linked Security
3.754% due 01/16/2018	900	20

		505

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 27.3%
Fannie Mae
0.365% due 03/25/2034	$15	15
0.395% due 08/25/2034	9	9
0.595% due 09/25/2042	35	35
0.675% due 11/25/2040	306	306
0.695% due 11/25/2040	327	327
1.347% due 10/01/2044	37	38
2.247% due 12/01/2034	13	14
2.485% due 11/01/2034	100	106
2.556% due 05/25/2035	34	36
3.500% due 11/01/2021 - 08/01/2042	6,099	6,399
4.000% due 08/01/2042	5,000	5,315
4.500% due 08/01/2042	3,500	3,753
5.480% due 07/01/2018	200	216
6.000% due 07/25/2044	24	27
Freddie Mac
0.742% due 12/15/2032	38	38
0.842% due 12/15/2037	159	160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.315% due 10/25/2044		$97	$97
2.346% due 02/01/2029		10	11
2.625% due 03/01/2035		38	40
2.850% due 04/01/2035		200	214
Ginnie Mae
2.375% due 04/20/2028 - 06/20/2030		7	7
NCUA Guaranteed Notes
0.710% due 11/05/2020		1,863	1,864
0.800% due 12/08/2020		440	441
Tennessee Valley Authority
6.250% due 12/15/2017		400	509

			19,977

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
3.000% due 05/15/2042		500	525
3.125% due 11/15/2041		200	215
3.750% due 08/15/2041		200	242
U.S. Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025 (h)		122	161

			1,143

Total United States (Cost $36,745)			36,030

SHORT-TERM INSTRUMENTS 8.0%

CERTIFICATES OF DEPOSIT 0.5%
Itau Unibanco Holding S.A.
0.000% due 11/13/2012		$400	400

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 07/02/2012		369	369

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $379. Repurchase proceeds are $369.)

MEXICO TREASURY BILLS 4.9%
4.568% due 07/12/2012 - 10/04/2012 (b)	MXN	48,500	3,616

U.S. TREASURY BILLS 1.3%
0.158% due 10/25/2012 - 05/02/2013 (b)(g)		$930	929

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.8%
PIMCO Short-Term Floating NAV Portfolio		60,900	610

Total Short-Term Instruments (Cost $6,003)			5,924

PURCHASED OPTIONS (k) 0.0%
(Cost $1)			0

Total Investments 131.7% (Cost $97,269)			$96,228

Written Options (l) (0.3%) (Premiums $224)			(201)

Other Assets and Liabilities (Net) (31.4%)			(22,985)

Net Assets 100.0%			$73,042

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $5,847 at a weighted average interest rate of 0.464%.
(g)	Securities with an aggregate market value of $929 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $105 and cash of $134 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond September Futures	Short	09/2012	38	$9
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	4	1
Canada Government 10-Year Bond September Futures	Short	09/2012	5	(8)
Euro-Bobl September Futures	Long	09/2012	15	(9)
Euro-BTP Italian Government Bond September Futures	Long	09/2012	1	3
Euro-Bund 10-Year Bond September Futures	Long	09/2012	21	(18)
Japan Government 10-Year Bond September Futures	Long	09/2012	5	17
Put Options Strike @ EUR 120.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	7	0
Put Options Strike @ EUR 124.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	18	0
United Kingdom Government 10-Year Gilt September Futures	Long	09/2012	2	1

				$(4)

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $332 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016	$	900	$(17)	$(7)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		8,700	(394)	(329)
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	JPY	220,000	31	15

						$(380)	$(321)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.166%	$	1,000	$(2)	$0	$(2)
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	1.212%		369	2	0	2
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	3.046%		200	(10)	(13)	3
Marsh & McLennan Cos., Inc.	BRC	(1.160%	)	09/20/2014	0.361%		200	(4)	0	(4)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.795%		1,000	20	0	20
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.985%		200	(1)	0	(1)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.826%		100	(1)	0	(1)

								$4	$(13)	$17

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.586%	$	100	$2	$2	$0
Australia Government Bond	BOA	1.000%	06/20/2015	0.301%		100	2	2	0
Australia Government Bond	CBK	1.000%	12/20/2016	0.573%		300	6	1	5
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%		200	4	4	0
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%		300	7	5	2
Australia Government Bond	DUB	1.000%	12/20/2016	0.573%		200	3	0	3
Australia Government Bond	GST	1.000%	06/20/2016	0.472%		100	2	2	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	GST	1.000%	12/20/2016	0.573%	$	100	$2	$0	$2
Australia Government Bond	JPM	1.000%	12/20/2016	0.573%		200	4	0	4
Australia Government Bond	MYC	1.000%	06/20/2016	0.472%		100	2	2	0
Australia Government Bond	RYL	1.000%	03/20/2016	0.430%		400	9	9	0
Australia Government Bond	UAG	1.000%	09/20/2016	0.508%		400	9	7	2
Australia Government Bond	UAG	1.000%	12/20/2016	0.573%		100	1	(1)	2
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.946%		400	1	(7)	8
California State General Obligation Bonds, Series 2003	CBK	2.760%	03/20/2021	2.110%		200	9	0	9
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.463%		200	(1)	0	(1)
California State General Obligation Bonds, Series 2003	MYC	2.950%	12/20/2020	2.098%		400	23	0	23
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.110%		100	0	0	0
China Government International Bond	DUB	1.000%	12/20/2015	0.812%		500	3	11	(8)
China Government International Bond	DUB	1.000%	03/20/2016	0.866%		100	1	1	0
China Government International Bond	DUB	1.000%	09/20/2016	0.955%		200	0	0	0
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.650%		100	0	0	0
France Government Bond	CBK	0.250%	06/20/2017	1.817%		400	(30)	(34)	4
France Government Bond	GST	0.250%	06/20/2017	1.817%		100	(7)	(8)	1
France Government Bond	HUS	0.250%	06/20/2017	1.817%		100	(8)	(9)	1
Illinois State General Obligation Bonds, Series 2006	CBK	2.900%	03/20/2021	2.396%		100	3	0	3
Japan Government International Bond	UAG	1.000%	03/20/2016	0.625%		400	6	(3)	9
Netherlands Government Bond	BOA	0.250%	06/20/2017	1.065%		400	(16)	(18)	2
Netherlands Government Bond	UAG	0.250%	06/20/2017	1.065%		100	(4)	(5)	1
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.424%		200	0	0	0
Republic of Germany	BOA	0.250%	12/20/2016	0.850%		100	(2)	(4)	2
Republic of Germany	BRC	0.250%	12/20/2016	0.850%		100	(3)	(5)	2
Republic of Germany	CBK	0.250%	12/20/2016	0.850%		200	(5)	(8)	3
Republic of Germany	GST	0.250%	12/20/2016	0.850%		200	(5)	(9)	4
Republic of Germany	MYC	0.250%	12/20/2016	0.850%		700	(18)	(29)	11
Republic of Italy Government Bond	CBK	1.000%	06/20/2017	4.756%		100	(16)	(15)	(1)
Republic of Italy Government Bond	DUB	1.000%	06/20/2017	4.756%		200	(31)	(31)	0
Republic of Italy Government Bond	GST	1.000%	06/20/2017	4.756%		100	(16)	(17)	1
Spain Government International Bond	BRC	1.000%	06/20/2017	5.180%		2,400	(406)	(405)	(1)
Spain Government International Bond	GST	1.000%	06/20/2017	5.180%		500	(84)	(79)	(5)
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.365%	EUR	200	(1)	(3)	2
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.343%		300	(1)	(5)	4
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.365%		200	0	(3)	3
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%	$	100	3	1	2
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		300	6	4	2
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		1,600	34	14	20
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		600	13	13	0

							$(499)	$(620)	$121

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$	500	$(7)	$(18)	$11
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		200	(2)	(5)	3
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		100	(1)	(2)	1
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		300	(18)	(17)	(1)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		200	(4)	(4)	0

						$(32)	$(46)	$14

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency received	03/15/2013	JPM	$	1,870	JPY	155,210	$(72)	$1	$(73)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.785% based on the notional amount of currency received	05/15/2014	BOA		1,261		100,000	12	1	11
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS		700		56,000	0	(4)	4
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.790% based on the notional amount of currency received	05/15/2014	BPS		1,300		100,000	51	38	13
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.783% based on the notional amount of currency received	05/15/2014	DUB		1,259		100,000	10	0	10
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.720% based on the notional amount of currency received	06/23/2014	BPS		1,267		100,000	17	2	15

								$18	$38	$(20)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	200	$18	$(1)	$19
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	550,000	462	150	312
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		150,000	126	41	85
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	UAG		170,000	26	12	14
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	BPS		100,000	92	59	33
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		100,000	91	125	(34)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	3,100	12	1	11
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		5,300	20	(6)	26
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		600	1	0	1
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		1,700	8	1	7
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		1,400	7	1	6
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		19,700	91	15	76
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		3,300	2	(1)	3
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		500	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		9,100	7	(2)	9

							$963	$395	$568

(k)	Purchased options outstanding on June 30, 2012:

Options on Securities
Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Fannie Mae 3.500% due 08/01/2042	BRC	$	94.063	08/06/2012	$	3,000	$1	$0
Put - OTC Fannie Mae 3.500% due 09/01/2042	RYM		93.500	09/06/2012		1,000	0	0
Put - OTC Fannie Mae 4.000% due 08/01/2042	BRC		96.000	08/06/2012		2,000	0	0
Put - OTC Fannie Mae 4.000% due 09/01/2042	RYM		96.500	09/06/2012		1,000	0	0

							$1	$0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	400	$0	$(1)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		400	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		300	0	(1)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		300	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		1,300	0	(9)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		1,300	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		300	2	(5)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		300	7	(2)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		2,200	11	(36)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,200	61	(14)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		3,700	44	(105)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		3,700	70	(13)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		400	6	(11)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		400	7	(1)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		600	3	0

								$211	$(198)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus MXN	BPS	MXN	14.300	07/12/2012	$	374	$5	$0
Call - OTC USD versus MXN	BPS		14.100	07/19/2012		130	1	0
Call - OTC USD versus MXN	HUS		14.100	07/19/2012		195	2	(1)
Call - OTC USD versus MXN	HUS		14.300	08/23/2012		311	5	(2)

							$13	$(3)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	0	$22,500	$165
Sales	42	17,210	253
Closing Buys	(42)	(20,900)	(194)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$18,810	$224

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	CAD	414	$	406	MSC	$0	$(1)	$(1)
07/2012	EUR	6,672		8,337	BRC	0	(106)	(106)
07/2012		7,779		9,693	CBK	0	(151)	(151)
07/2012		127		159	FBF	0	(3)	(3)
07/2012		4,336		5,435	HUS	0	(52)	(52)
07/2012		250		315	JPM	0	(1)	(1)
07/2012		717		903	MSC	0	(5)	(5)
07/2012		37		46	UAG	0	0	0
07/2012	GBP	19		29	BRC	0	0	0
07/2012	IDR	46,630		5	HUS	0	0	0
07/2012		1,500,230		159	MSC	0	(1)	(1)
07/2012		1,453,600		153	UAG	0	(2)	(2)
07/2012	INR	4,359		90	DUB	12	0	12
07/2012		173		3	HUS	0	0	0
07/2012	KRW	21,195		18	BRC	0	0	0
07/2012		102,039		86	JPM	0	(3)	(3)
07/2012		81,903		69	MSC	0	(3)	(3)
07/2012	MXN	550		40	BPS	0	(1)	(1)
07/2012		10,812		781	HUS	0	(28)	(28)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received			Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	MXN	22,000	$		1,665	MSC	$20	$0	$20
07/2012	MYR	1			0	JPM	0	0	0
07/2012	NZD	3,643			2,757	CBK	0	(156)	(156)
07/2012	$	11		AUD	11	BRC	0	0	0
07/2012		50		EUR	40	BPS	0	0	0
07/2012		60			47	BRC	0	0	0
07/2012		11,251			9,033	JPM	180	0	180
07/2012		13,494			10,798	UAG	171	0	171
07/2012		31		GBP	20	HUS	0	0	0
07/2012		5		IDR	46,630	HUS	0	0	0
07/2012		158			1,500,230	MSC	3	0	3
07/2012		154			1,453,600	UAG	0	0	0
07/2012		98		INR	4,532	JPM	0	(16)	(16)
07/2012		83		KRW	96,836	BPS	1	0	1
07/2012		45			52,533	CBK	1	0	1
07/2012		45			52,533	JPM	1	0	1
07/2012		3			3,235	UAG	0	0	0
07/2012		99		MXN	1,362	UAG	3	0	3
07/2012		0		MYR	1	UAG	0	0	0
07/2012		26		ZAR	216	BRC	0	0	0
07/2012		47			390	JPM	1	0	1
08/2012	AUD	2,791	$		2,790	BOA	0	(57)	(57)
08/2012	BRL	133			68	BRC	2	0	2
08/2012	EUR	8,979			11,186	JPM	0	(179)	(179)
08/2012		8,978			11,221	UAG	0	(143)	(143)
08/2012	HKD	1,754			226	BPS	0	0	0
08/2012		4,688			604	CBK	0	0	0
08/2012	MXN	2,030			144	CBK	0	(7)	(7)
08/2012		5,335			377	HUS	0	(21)	(21)
08/2012		10,790			825	JPM	20	0	20
08/2012		806			56	MSC	0	(4)	(4)
08/2012		1,232			87	UAG	0	(5)	(5)
08/2012	SGD	3			3	UAG	0	0	0
08/2012	$	830		HKD	6,444	UAG	0	0	0
08/2012		455		MXN	6,334	BRC	18	0	18
08/2012		104			1,457	HUS	5	0	5
08/2012		181			2,497	JPM	6	0	6
08/2012		732			10,164	MSC	27	0	27
08/2012		362			5,043	UAG	15	0	15
09/2012	CAD	433	$		421	UAG	0	(4)	(4)
09/2012	EUR	40			51	BRC	0	0	0
09/2012	GBP	4,645			7,191	BPS	0	(82)	(82)
09/2012		266			416	FBF	0	(1)	(1)
09/2012		266			414	MSC	0	(3)	(3)
09/2012		120			188	RBC	0	0	0
09/2012		438			679	UAG	0	(7)	(7)
09/2012	JPY	1,297			16	DUB	0	0	0
09/2012		20,085			256	FBF	4	0	4
09/2012		18,607			235	HUS	2	0	2
09/2012		56,872			716	JPM	4	0	4
09/2012		21,146			267	RYL	2	0	2
09/2012	MXN	6,500			505	HUS	22	0	22
09/2012	$	205		CAD	211	RBC	2	0	2
09/2012		29		GBP	19	BRC	0	0	0
09/2012		218			140	DUB	1	0	1
09/2012		172			110	FBF	0	0	0
09/2012		56			36	JPM	0	0	0
09/2012		912			589	RBC	10	0	10
09/2012		265			171	RYL	2	0	2
09/2012		988			638	UAG	11	0	11
09/2012		1,175		JPY	91,948	BPS	0	(24)	(24)
09/2012		654			51,452	BRC	0	(10)	(10)
09/2012		345			27,116	DUB	0	(6)	(6)
09/2012		108			8,573	GSC	0	0	0
09/2012		214			17,050	MSC	0	(1)	(1)
09/2012		65			5,194	UAG	0	0	0
09/2012		18		KRW	21,195	BRC	0	0	0
10/2012	CNY	1,282	$		200	JPM	0	(1)	(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received			Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	MXN	10,000	$		771	UAG	$28	$0	$28
10/2012	MYR	1			0	UAG	0	0	0
10/2012	$	3		INR	173	HUS	0	0	0
10/2012		4		PHP	167	CBK	0	0	0
11/2012	EUR	414	$		525	CBK	0	0	0
11/2012		543			692	DUB	4	0	4
11/2012		1,499			1,904	FBF	9	(5)	4
11/2012		622			784	UAG	0	(4)	(4)
11/2012	TWD	84			3	BRC	0	0	0
01/2013	$	153		IDR	1,500,230	MSC	2	0	2
02/2013	CNY	4,789	$		747	DUB	0	(3)	(3)
02/2013		12,154			1,908	JPM	4	0	4
02/2013	$	492		CNY	3,091	JPM	0	(8)	(8)
05/2013	EUR	460	$		581	BOA	0	(3)	(3)
05/2013		1,538			1,972	BRC	18	0	18
05/2013		509			648	FBF	2	0	2
05/2013		569			720	UAG	0	(3)	(3)
08/2013	$	319		CNY	2,000	DUB	0	(8)	(8)
08/2013		780			4,925	UAG	0	(13)	(13)
04/2014		72			438	BRC	0	(4)	(4)
04/2014		104			633	CBK	0	(6)	(6)
04/2014		27			164	GST	0	(2)	(2)
04/2014		48			292	HUS	0	(3)	(3)
04/2014		46			280	JPM	0	(3)	(3)
04/2014		45			275	RYL	0	(3)	(3)
04/2014		96			584	UAG	0	(6)	(6)
09/2015		70			430	BOA	0	(5)	(5)
09/2015		154			941	BRC	0	(11)	(11)
09/2015		577			3,492	CBK	0	(47)	(47)
09/2015		106			640	JPM	0	(9)	(9)
09/2015		70			431	MSC	0	(5)	(5)

							$613	$(1,235)	$(622)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,354	$0	$1,354
Mortgage-Backed Securities	0	291	0	291
Sovereign Issues	0	129	0	129
Belgium
Sovereign Issues	0	1,173	0	1,173
Canada
Sovereign Issues	0	985	0	985
Cayman Islands
Corporate Bonds & Notes	0	431	0	431
Denmark
Corporate Bonds & Notes	0	5	0	5
France
Corporate Bonds & Notes	0	4,279	0	4,279
Sovereign Issues	0	6,249	0	6,249
Germany
Corporate Bonds & Notes	0	5,114	0	5,114
Sovereign Issues	0	1,688	0	1,688
Ireland
Corporate Bonds & Notes	0	929	0	929
Italy
Corporate Bonds & Notes	0	351	0	351
Mortgage-Backed Securities	0	349	0	349
Sovereign Issues	0	6,678	0	6,678
Jersey, Channel Islands
Corporate Bonds & Notes	0	196	0	196
Mexico
Sovereign Issues	0	1,387	0	1,387

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Netherlands
Corporate Bonds & Notes	$0	$1,393	$0	$1,393
Sovereign Issues	0	1,899	0	1,899
New Zealand
Sovereign Issues	0	2,970	0	2,970
Norway
Corporate Bonds & Notes	0	999	0	999
South Korea
Corporate Bonds & Notes	0	131	0	131
Spain
Sovereign Issues	0	987	0	987
Supranational
Corporate Bonds & Notes	0	2,468	0	2,468
United Kingdom
Corporate Bonds & Notes	0	3,503	0	3,503
Mortgage-Backed Securities	0	2,483	0	2,483
Sovereign Issues	0	5,853	0	5,853
United States
Asset-Backed Securities	0	1,234	0	1,234
Bank Loan Obligations	0	378	0	378
Corporate Bonds & Notes	0	6,834	0	6,834
Mortgage-Backed Securities	0	4,932	0	4,932
Municipal Bonds & Notes	0	1,027	0	1,027
Preferred Securities	20	0	485	505
U.S. Government Agencies	0	17,672	2,305	19,977
U.S. Treasury Obligations	0	1,143	0	1,143
Short-Term Instruments
Certificates of Deposit	0	400	0	400
Repurchase Agreements	0	369	0	369

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Mexico Treasury Bills	$0	$3,616	$0	$3,616
U.S. Treasury Bills	0	929	0	929
PIMCO Short-Term Floating NAV Portfolio	610	0	0	610
Purchased Options
Interest Rate Contracts	0	0	0	0
	$630	$92,808	$2,790	$96,228

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	177	0	177
Foreign Exchange Contracts	0	666	0	666

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Interest Rate Contracts	$31	$617	$0	$648
	$31	$1,460	$0	$1,491

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(25)	0	(25)
Foreign Exchange Contracts	0	(1,311)	0	(1,311)
Interest Rate Contracts	(35)	(568)	0	(603)
	$(35)	$(1,904)	$0	$(1,939)

Totals	$626	$92,364	$2,790	$95,780

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Japan
Mortgage-Backed Securities	$30	$0	$(31)	$0	$10	$(9)	$0	$0	$0	$0
United States
Preferred Securities	488	0	0	0	0	(3)	0	0	485	(3)
U.S. Government Agencies	2,407	0	(102)	0	0	0	0	0	2,305	0

Totals	$2,925	$0	$(133)	$0	$10	$(12)	$0	$0	$2,790	$(3)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
United States
Preferred Securities	$485	Benchmark Pricing	Base Price	100.18
U.S. Government Agencies	2,305	Third Party Vendor	Broker Quote	100.03 - 100.42

Total	$2,790

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$52	$52
Unrealized appreciation on foreign currency contracts	0	0	0	613	0	613
Unrealized appreciation on OTC swap agreements	0	177	0	53	602	832

	$0	$177	$0	$666	$654	$1,497

Liabilities:
Written options outstanding	$0	$0	$0	$3	$198	$201
Variation margin payable on financial derivative instruments (2)	0	0	0	0	6	6
Unrealized depreciation on foreign currency contracts	0	0	0	1,235	0	1,235
Unrealized depreciation on OTC swap agreements	0	25	0	73	34	132

	$0	$25	$0	$1,311	$238	$1,574

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(24)	$(24)
Net realized gain on futures contracts	0	0	0	0	364	364
Net realized gain on written options	0	0	0	0	185	185
Net realized gain (loss) on swaps	0	61	0	5	(42)	24
Net realized gain on foreign currency transactions	0	0	0	1,275	0	1,275

	$0	$61	$0	$1,280	$483	$1,824

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$24	$24
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(454)	(454)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	10	(123)	(113)
Net change in unrealized appreciation on swaps	0	94	0	144	39	277
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,616)	0	(1,616)

	$0	$94	$0	$(1,462)	$(514)	$(1,882)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(4) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(321) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(66)	$0	$(66)
BPS	52	0	52
BRC	(494)	329	(165)
CBK	(407)	329	(78)
DUB	(111)	270	159
FBF	561	(560)	1
GLM	(1)	(100)	(101)
GST	(117)	0	(117)
HUS	(66)	0	(66)
JPM	(73)	0	(73)
MSC	29	(380)	(351)
MYC	100	(30)	70
RBC	13	0	13
RYL	135	(260)	(125)
SOG	(1)	0	(1)
UAG	77	(230)	(153)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy   U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal

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models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The

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Notes to Financial Statements (Cont.)

valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed

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securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

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Notes to Financial Statements (Cont.)

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial

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margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Portfolio may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as

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Notes to Financial Statements (Cont.)

appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman

Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory  Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative  Fee PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$398	$0

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$3,804	$31,004	$(34,200)	$3	$(1)	$610	$4

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$150,467	$149,061	$42,854	$44,613

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	641	6,716	3,163	32,129
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	84	885	231	2,331
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(1,426)	(14,862)	(3,768)	(38,047)
Net (decrease) resulting from Portfolio share transactions	(701)	$(7,261)	(374)	$(3,586)

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 53% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$97,307	$1,715	$(2,794)	$(1,079)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	MYR	Malaysian Ringgit
CAD	Canadian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
CNY	Chinese Renminbi	INR	Indian Rupee	PHP	Philippine Peso
DKK	Danish Krone	JPY	Japanese Yen	USD	United States Dollar
EUR	Euro	KRW	South Korean Won	ZAR	South African Rand
GBP	British Pound	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
ALT	Alternate Loan Trust	BBSW	Bank Bill Swap Reference Rate	NCUA	National Credit Union Administration
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBR	Bank Bill Rate

SEMIANNUAL REPORT	JUNE 30, 2012	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT23SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Global Advantage® Strategy Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Advantage® Strategy Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, issuer non-diversification risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Global Advantage® Strategy Bond Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Short-Term Instruments	62.7%
United States	12.5%
United Kingdom	4.8%
Netherlands	3.8%
Mexico	3.7%
Other	12.5%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	Class Inception (05/02/2011)
PIMCO Global Advantage® Strategy Bond Portfolio Administrative Class	1.68%	1.08%	0.62%
Barclays U.S. Aggregate Index±	2.37%	7.47%	7.26%
PIMCO Global Advantage Bond Index® (GLADI) (NY Close)±±	3.04%	0.60%	0.59%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

±± PIMCO Global Advantage Bond Index® (GLADI) (NY Close) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,016.80	$1,020.39
Expenses Paid During Period*	$4.51	$4.52
Net Annualized Expense Ratio	0.90%	0.90%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Advantage® Strategy Bond Portfolio seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities.

»

An underweight to real duration (or sensitivity to changes in real interest rates) in the U.S., Japan, France, and Italy detracted from performance as real yields fell in these countries over the reporting period.

»	An underweight to high coupon Agency mortgage-backed securities detracted from performance as spreads on these securities tightened over U.S. Treasuries during the reporting period.

»

An underweight to nominal duration (or sensitivity to changes in market interest rates) in South Africa, Russia, Poland, Hungary, and the Czech Republic detracted from performance as nominal yields fell in these countries over the reporting period.

»

An underweight to emerging market external sovereign bonds in Poland, Peru, and South Africa detracted from performance as spreads on these securities tightened over U.S. Treasuries during the reporting period.

»	An underweight to nominal duration in Japan and the U.S. detracted from performance as nominal yields fell in these countries over the reporting period.

»	An overweight to nominal duration in Brazil and Mexico contributed to performance as nominal yields fell in these countries over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Advantage® Strategy Bond Portfolio

Selected Per Share Data for the Period Ended:	06/30/2012+		05/02/2011-12/31/2011

Administrative Class
Net asset value beginning of period	$9.84		$10.00
Net investment income (a)	0.04		0.06
Net realized/unrealized gain (loss)	0.13		(0.15)
Total income (loss) from investment operations	0.17		(0.09)
Dividends from net investment income	(0.05)		(0.07)
Total distributions	(0.05)		(0.07)
Net asset value end of period	$9.96		$9.84
Total return	1.68%		(0.93)%
Net assets end of period (000s)	$183,604		$147,048
Ratio of expenses to average net assets	0.90	%*	0.90%*
Ratio of expenses to average net assets excluding waivers	0.90	%*	0.93%*
Ratio of net investment income to average net assets	0.71	%*	0.84%*
Portfolio turnover rate	44	%**	24%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Global Advantage® Strategy Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$100,451
Investments in Affiliates, at value	68,700
Repurchase agreements, at value	16,523
Cash	3
Deposits with counterparty	101
Foreign currency, at value	439
Receivable for investments sold	3,275
Receivable for Portfolio shares sold	160
Interest and dividends receivable	840
Dividends receivable from Affiliates	20
Variation margin receivable on financial derivative instruments	31
OTC swap premiums paid	484
Unrealized appreciation on foreign currency contracts	812
Unrealized appreciation on OTC swap agreements	1,313
193,152

Liabilities:
Payable for investments purchased	$6,544
Payable for investments in Affiliates purchased	20
Deposits from counterparty	540
Payable for Portfolio shares redeemed	9
Written options outstanding	180
Accrued investment advisory fees	61
Accrued supervisory and administrative fees	53
Accrued servicing fees	23
Variation margin payable on financial derivative instruments	97
Reimbursement to PIMCO	3
OTC swap premiums received	325
Unrealized depreciation on foreign currency contracts	1,415
Unrealized depreciation on OTC swap agreements	278
9,548

Net Assets	$183,604

Net Assets Consist of:
Paid in capital	$183,781
(Overdistributed) net investment income	(390)
Accumulated undistributed net realized (loss)	(323)
Net unrealized appreciation	536
$183,604

Net Assets:
Administrative Class	$183,604

Shares Issued and Outstanding:
Administrative Class	18,427

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$9.96

Cost of Investments	$100,819
Cost of Investments in Affiliates	$68,702
Cost of Repurchase Agreements	$16,523
Cost of Foreign Currency Held	$429
Premiums Received on Written Options	$263

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Advantage® Strategy Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$1,251
Dividends from Affiliate investments	104
Total Income	1,355

Expenses:
Investment advisory fees	335
Supervisory and administrative fees	293
Servicing fees – Administrative Class	127
Trustees’ fees	1
Miscellaneous expense	3
Total Expenses	759

Net Investment Income	596

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	93
Net realized gain on Affiliate investments	32
Net realized gain on futures contracts	1,090
Net realized gain on written options	11
Net realized (loss) on swaps	(77)
Net realized (loss) on foreign currency transactions	(2,493)
Net change in unrealized appreciation on investments	1,738
Net change in unrealized (depreciation) on Affiliate investments	(7)
Net change in unrealized (depreciation) on futures contracts	(329)
Net change in unrealized appreciation on written options	66
Net change in unrealized appreciation on swaps	1,102
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	741
Net Gain	1,967

Net Increase in Net Assets Resulting from Operations	$2,563

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Global Advantage® Strategy Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Period From May 2, 2011 to December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$596	$721
Net realized gain (loss)	(1,376)	987
Net realized gain (loss) on Affiliate investments	32	(28)
Net change in unrealized appreciation (depreciation)	3,318	(2,780)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(7)	5
Net increase (decrease) resulting from operations	2,563	(1,095)

Distributions to Shareholders:
From net investment income
Administrative Class	(764)	(882)

Total Distributions	(764)	(882)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	34,757	149,025

Total Increase in Net Assets	36,556	147,048

Net Assets:
Beginning of period	147,048	0
End of period*	$183,604	$147,048

*Including (overdistributed) net investment income of:	$(390)	$(222)

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AUSTRALIA 1.3%

CORPORATE BONDS & NOTES 0.9%
Australia & New Zealand Banking Group Ltd.
4.875% due 01/12/2021		$800	$879
Woodside Finance Ltd.
4.600% due 05/10/2021		700	751

			1,630

SOVEREIGN ISSUES 0.4%
Australia Government Bond
5.500% due 12/15/2013	AUD	700	748

Total Australia (Cost $2,288)			2,378

BRAZIL 1.7%

CORPORATE BONDS & NOTES 1.7%
Banco do Brasil S.A.
6.000% due 01/22/2020		$700	798
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		625	731
CSN Resources S.A.
6.500% due 07/21/2020		750	816
Petrobras International Finance Co.
7.875% due 03/15/2019		600	733

Total Brazil (Cost $2,931)			3,078

CANADA 3.2%

CORPORATE BONDS & NOTES 0.9%
Bank of Montreal
2.850% due 06/09/2015		$1,500	1,589

SOVEREIGN ISSUES 2.3%
Canada Government Bond
2.750% due 06/01/2022	CAD	1,400	1,501
3.250% due 06/01/2021		500	557
3.500% due 06/01/2020		700	787
Canada Housing Trust
2.750% due 12/15/2015		1,300	1,335

			4,180

Total Canada (Cost $5,629)			5,769

CAYMAN ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		$200	202
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		745	784

Total Cayman Islands (Cost $981)			986

FRANCE 2.4%

CORPORATE BONDS & NOTES 0.4%
BNP Paribas S.A.
5.000% due 01/15/2021		$680	700

SOVEREIGN ISSUES 2.0%
France Government Bond
3.750% due 04/25/2021	EUR	390	541
France Treasury Notes
2.250% due 02/25/2016		2,380	3,139

			3,680

Total France (Cost $4,684)			4,380

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GERMANY 0.4%

CORPORATE BONDS & NOTES 0.4%
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017	EUR	575	$780

Total Germany (Cost $831)			780

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	299

Total India (Cost $299)			299

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$300	315

Total Luxembourg (Cost $306)			315

MEXICO 3.7%

CORPORATE BONDS & NOTES 0.6%
Petroleos Mexicanos
6.500% due 06/02/2041		$900	1,055

SOVEREIGN ISSUES 3.1%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	26,300	2,045
8.000% due 06/11/2020		31,790	2,826
10.000% due 12/05/2024		7,910	832

			5,703

Total Mexico (Cost $6,907)			6,758

NETHERLANDS 3.8%

CORPORATE BONDS & NOTES 1.0%
ABN Amro Bank NV
3.500% due 01/12/2018	EUR	575	790
ING Bank NV
3.250% due 03/03/2016		800	1,080

			1,870

SOVEREIGN ISSUES 2.8%
Netherlands Government Bond
3.250% due 07/15/2015		300	410
3.250% due 07/15/2021		500	699
3.750% due 07/15/2014		3,050	4,129

			5,238

Total Netherlands (Cost $7,449)			7,108

RUSSIA 2.0%

SOVEREIGN ISSUES 2.0%
Russia Government International Bond
7.500% due 03/31/2030		$3,059	3,680

Total Russia (Cost $3,567)			3,680

SUPRANATIONAL 0.9%

CORPORATE BONDS & NOTES 0.9%
European Financial Stability Facility
3.375% due 07/05/2021	EUR	1,200	1,603

Total Supranational (Cost $1,655)			1,603

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
UNITED KINGDOM 4.8%

CORPORATE BONDS & NOTES 3.1%
Bank of Scotland PLC
3.875% due 01/15/2014	EUR	800	$1,054
Ensco PLC
4.700% due 03/15/2021		$750	819
Lloyds TSB Bank PLC
4.375% due 01/12/2015		800	827
Nationwide Building Society
3.875% due 12/05/2013	EUR	200	264
Northern Rock Asset Management PLC
3.625% due 03/28/2013		800	1,032
Royal Bank of Scotland Group PLC
4.000% due 03/15/2017		800	1,095
5.000% due 10/01/2014		$700	703

			5,794

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
2.000% due 01/22/2016	GBP	1,300	2,139
3.750% due 09/07/2020		100	184
4.000% due 03/07/2022		400	752

			3,075

Total United Kingdom (Cost $9,123)			8,869

UNITED STATES 12.7%

CORPORATE BONDS & NOTES 6.6%
Altria Group, Inc.
4.750% due 05/05/2021		$700	796
American Express Co.
7.250% due 05/20/2014		800	888
American International Group, Inc.
8.250% due 08/15/2018		775	938
BA Covered Bond Issuer
4.250% due 04/05/2017	EUR	800	1,076
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$600	718
Boston Scientific Corp.
6.000% due 01/15/2020		1,350	1,614
Citigroup, Inc.
8.500% due 05/22/2019		550	681
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		600	686
HSBC Finance Corp.
6.676% due 01/15/2021		700	760
Kraft Foods, Inc.
6.125% due 02/01/2018		800	960
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		600	672
Morgan Stanley
7.300% due 05/13/2019		600	649
Rockies Express Pipeline LLC
5.625% due 04/15/2020		700	641
WM Covered Bond Program
4.375% due 09/16/2014	EUR	800	1,064

			12,143

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$187	177

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
4.500% due 04/01/2039	$1,859	$1,996
5.500% due 08/01/2042	3,000	3,271

		5,267

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022	2,236	2,371
U.S. Treasury Notes
1.375% due 11/30/2018	2,200	2,252
3.625% due 02/15/2021 (f)	900	1,063

		5,686

Total United States (Cost $22,962)		23,273

SHORT-TERM INSTRUMENTS 63.4%

CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 03/26/2013	$250	248
Itau Unibanco Holding S.A.
2.474% due 03/26/2013	250	246

		494

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
REPURCHASE AGREEMENTS 9.0%
Banc of America Securities LLC
0.190% due 07/02/2012	$16,000	$16,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/15/2015 valued at $16,337. Repurchase proceeds are $16,000.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	523	523
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $535. Repurchase proceeds are $523.)

		16,523

SHORT-TERM NOTES 5.8%
Fannie Mae
0.157% due 12/05/2012	1,200	1,199
Freddie Mac
0.162% due 12/17/2012 - 01/22/2013	9,500	9,494

		10,693

U.S. TREASURY BILLS 10.9%
0.178% due 10/18/2012 - 05/30/2013 (a)(e)(g)	20,020	19,988

	SHARES	MARKET VALUE (000s)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 37.4%
PIMCO Short-Term Floating NAV Portfolio	6,856,335	$68,700

Total Short-Term Instruments (Cost $116,397)		116,398

PURCHASED OPTIONS (i) 0.0%
(Cost $35)		0

Total Investments 101.1% (Cost $186,044)		$185,674

Written Options (j) (0.1%) (Premiums $263)		(180)

Other Assets and Liabilities (Net) (1.0%)		(1,890)

Net Assets 100.0%		$183,604

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $815 at a weighted average interest rate of (1.000%).
(e)	Securities with an aggregate market value of $1,433 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $274 and cash of $17 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	6	$44
90-Day Euribor December Futures	Long	12/2013	15	41
90-Day Euribor September Futures	Long	09/2012	6	41
90-Day Eurodollar June Futures	Long	06/2013	11	32
Euro-Bund 10-Year Bond September Futures	Long	09/2012	1	(4)
U.S. Treasury 5-Year Note September Futures	Long	09/2012	10	2
U.S. Treasury 10-Year Note September Futures	Long	09/2012	93	50
United Kingdom Government 10-Year Gilt September Futures	Long	09/2012	25	20

				$226

(g)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $477 and cash of $84 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$	4,300	$8	$1

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.500%	06/18/2022		CAD	500	$15	$13
Pay	3-Month CAD Bank Bill	2.500%	12/17/2022			1,000	20	26
Pay	3-Month USD-LIBOR	1.500%	06/20/2017	$		500	13	8
Pay	3-Month USD-LIBOR	4.000%	09/21/2021			1,100	78	48
Receive	3-Month USD-LIBOR	2.250%	06/20/2022			4,000	(182)	(152)
Pay	6-Month AUD Bank Bill	3.750%	03/15/2018		AUD	1,600	5	3
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023			500	(2)	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023			800	13	7
Pay	6-Month EUR-EURIBOR	2.500%	09/19/2022		EUR	5,700	312	214

							$272	$167

(h)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.678%	$		900	$4	$6	$(2)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.310%			500	(6)	(4)	(2)
Brazil Government International Bond	HUS	1.000%	06/20/2021	1.847%			2,750	(183)	(113)	(70)
China Government International Bond	BRC	1.000%	09/20/2012	0.292%			100	1	1	0
China Government International Bond	FBF	1.000%	12/20/2016	1.028%			100	0	(5)	5
China Government International Bond	JPM	1.000%	09/20/2012	0.292%			100	0	1	(1)
China Government International Bond	JPM	1.000%	12/20/2016	1.028%			400	0	(19)	19
China Government International Bond	MYC	1.000%	12/20/2016	1.028%			100	0	(5)	5
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.482%			100	0	0	0
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.582%			100	(3)	(10)	7
Export-Import Bank of China	MYC	1.000%	09/20/2016	1.491%			100	(2)	(3)	1
Export-Import Bank of China	UAG	1.000%	06/20/2016	1.426%			200	(3)	(4)	1
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%			100	0	(2)	2
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.672%			3,550	(189)	(109)	(80)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.381%			100	0	0	0
Panama Government International Bond	JPM	1.000%	09/20/2012	0.485%			100	0	0	0
Penerbangan Malaysia Bhd.	JPM	1.000%	09/20/2012	0.351%			100	1	1	0
Penerbangan Malaysia Bhd.	MYC	1.000%	09/20/2012	0.351%			100	1	1	0
Republic of Germany	GST	0.250%	12/20/2016	0.850%			1,400	(37)	(47)	10
Republic of Korea	JPM	1.000%	12/20/2012	0.310%			100	0	(1)	1
Russia Government International Bond	BRC	1.000%	12/20/2012	0.642%			100	1	(1)	2
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%			100	0	(1)	1
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%			100	0	(1)	1
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.193%		EUR	100	0	(1)	1

								$(415)	$(316)	$(99)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	$	2,500	$221	$344	$(123)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG	BRL	18,400	$267	$52	$215
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		28,300	598	59	539
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		25,700	474	15	459
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	12,027	17	1	16
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		6,800	32	4	28

							$1,388	$131	$1,257

(i)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$	1,000	$35	$0

(j)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	500	$1	$(2)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		500	1	(1)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		500	1	0
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		500	1	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		1,900	7	(6)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		1,900	7	(2)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		3,500	5	0
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		3,500	5	(4)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		300	1	0
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		300	1	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		200	1	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		200	1	0
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		300	2	(3)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		300	2	0
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012		500	3	(5)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		500	3	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		800	8	(13)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		800	14	(5)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		3,100	29	(51)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		3,100	57	(19)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,500	33	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012		200	3	(7)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		200	3	0
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		2,700	25	(44)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,700	49	(17)

								$263	$(180)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	0	$22,700	$84
Sales	12	13,200	190
Closing Buys	(12)	(2,400)	(11)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$33,500	$263

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(k)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	COP	1,104,253	$	620	MSC	$3	$0	$3
07/2012	EUR	98		123	HUS	0	(1)	(1)
07/2012		104		131	RYL	0	(1)	(1)
07/2012	ILS	6		2	MSC	0	0	0
07/2012	INR	158,167		2,772	HUS	0	(62)	(62)
07/2012		41,223		750	JPM	11	0	11
07/2012	KRW	6,375,804		5,518	BRC	0	(46)	(46)
07/2012		218,405		190	JPM	0	(1)	(1)
07/2012	MYR	216		70	JPM	2	0	2
07/2012	$	90	COP	163,238	FBF	1	0	1
07/2012		491		941,015	UAG	35	0	35
07/2012		19,491	EUR	15,634	DUB	296	0	296
07/2012		2	ILS	6	UAG	0	0	0
07/2012		300	INR	15,402	BPS	0	(24)	(24)
07/2012		2,086		107,011	JPM	1	(169)	(168)
07/2012		309		15,830	MSC	0	(25)	(25)
07/2012		1,196		61,147	UAG	0	(100)	(100)
07/2012		70	KRW	82,229	JPM	2	0	2
07/2012		5,776		6,511,980	UAG	0	(93)	(93)
07/2012		20	MYR	64	BRC	0	0	0
07/2012		2,028		6,241	JPM	0	(58)	(58)
07/2012		62	NOK	370	BPS	1	0	1
07/2012		61		369	HUS	1	0	1
07/2012		61		370	UAG	1	0	1
07/2012		96	NZD	127	CBK	5	0	5
07/2012		843	ZAR	7,090	DUB	22	0	22
07/2012		20		170	JPM	1	0	1
07/2012		1,227		9,745	UAG	0	(39)	(39)
07/2012	ZAR	487	$	60	CBK	1	0	1
07/2012		3,622		460	GSC	19	0	19
08/2012	AUD	432		434	JPM	0	(7)	(7)
08/2012	BRL	278		140	UAG	2	0	2
08/2012	CLP	14,880		30	BRC	1	0	1
08/2012	CZK	586		30	MSC	1	0	1
08/2012	HUF	130,180		590	JPM	17	0	17
08/2012	MXN	2,452		180	CBK	0	(3)	(3)
08/2012	PLN	265		80	CBK	1	0	1
08/2012	SGD	88		70	BRC	1	0	1
08/2012	THB	938		30	JPM	1	0	1
08/2012	$	364	AUD	364	BOA	7	0	7
08/2012		3,622	BRL	7,082	BRC	0	(119)	(119)
08/2012		450		930	DUB	10	0	10
08/2012		1,770		3,748	HUS	84	0	84
08/2012		80		165	MSC	2	0	2
08/2012		1,938	CHF	1,821	HUS	0	(17)	(17)
08/2012		100	CLP	49,035	FBF	0	(3)	(3)
08/2012		280		137,998	JPM	0	(6)	(6)
08/2012		573		281,995	MSC	0	(13)	(13)
08/2012		500	CZK	9,386	CBK	0	(35)	(35)
08/2012		540		10,145	JPM	0	(37)	(37)
08/2012		909	DKK	5,291	HUS	0	(8)	(8)
08/2012		20	HKD	155	JPM	0	0	0
08/2012		1,138		8,832	UAG	1	0	1
08/2012		751	MXN	9,904	JPM	4	(16)	(12)
08/2012		430	PLN	1,387	BRC	1	(17)	(16)
08/2012		620		1,988	DUB	0	(26)	(26)
08/2012		1,511		4,844	UAG	0	(65)	(65)
08/2012		1,449	SEK	10,377	DUB	48	0	48
08/2012		30	SGD	39	JPM	0	0	0
08/2012		2,166		2,676	UAG	0	(54)	(54)
08/2012		977	THB	30,432	UAG	0	(21)	(21)
09/2012		2,582	CAD	2,654	UAG	20	0	20
09/2012		3,685	GBP	2,383	BPS	46	0	46
09/2012		90		58	DUB	1	0	1
09/2012		14,294	JPY	1,118,413	BPS	0	(288)	(288)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
09/2012	$	180	JPY	14,302	DUB	$0	$(1)	$(1)
09/2012		5,491	KRW	6,375,804	BRC	46	0	46
09/2012		3,735	RUB	124,034	GSC	36	0	36
10/2012	ILS	6	$	1	UAG	0	0	0
10/2012	$	2,723	INR	158,167	HUS	78	0	78
10/2012		7	PHP	307	CBK	0	0	0
11/2012		410	TWD	12,088	BRC	0	(2)	(2)
12/2012		610	COP	1,104,253	MSC	0	(4)	(4)
02/2013	CNY	5,890	$	924	JPM	2	0	2
02/2013	$	40	CNY	256	BRC	0	0	0
02/2013		4,281		26,985	UAG	0	(54)	(54)

						$812	$(1,415)	$(603)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,630	$0	$1,630
Sovereign Issues	0	748	0	748
Brazil
Corporate Bonds & Notes	0	3,078	0	3,078
Canada
Corporate Bonds & Notes	0	1,589	0	1,589
Sovereign Issues	0	4,180	0	4,180
Cayman Islands
Corporate Bonds & Notes	0	986	0	986
France
Corporate Bonds & Notes	0	700	0	700
Sovereign Issues	0	3,680	0	3,680
Germany
Corporate Bonds & Notes	0	780	0	780
India
Corporate Bonds & Notes	0	299	0	299
Luxembourg
Corporate Bonds & Notes	0	315	0	315
Mexico
Corporate Bonds & Notes	0	1,055	0	1,055
Sovereign Issues	0	5,703	0	5,703
Netherlands
Corporate Bonds & Notes	0	1,870	0	1,870
Sovereign Issues	0	5,238	0	5,238
Russia
Sovereign Issues	0	3,680	0	3,680
Supranational
Corporate Bonds & Notes	0	1,603	0	1,603
United Kingdom
Corporate Bonds & Notes	0	5,794	0	5,794

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Sovereign Issues	$0	$3,075	$0	$3,075
United States
Corporate Bonds & Notes	0	12,143	0	12,143
Mortgage-Backed Securities	0	177	0	177
U.S. Government Agencies	0	5,267	0	5,267
U.S. Treasury Obligations	0	5,686	0	5,686
Short-Term Instruments
Certificates of Deposit	0	494	0	494
Repurchase Agreements	0	16,523	0	16,523
Short-Term Notes	0	10,693	0	10,693
U.S. Treasury Bills	0	19,988	0	19,988
PIMCO Short-Term Floating NAV Portfolio	68,700	0	0	68,700
	$68,700	$116,974	$0	$185,674

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	57	0	57
Foreign Exchange Contracts	0	812	0	812
Interest Rate Contracts	230	1,576	0	1,806
	$230	$2,445	$0	$2,675

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(278)	0	(278)
Foreign Exchange Contracts	0	(1,415)	0	(1,415)
Interest Rate Contracts	(4)	(332)	0	(336)
	$(4)	$(2,025)	$0	$(2,029)

Totals	$68,926	$117,394	$0	$186,320

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$11	$0	$0	$20	$31
Unrealized appreciation on foreign currency contracts	0	0	0	812	0	812
Unrealized appreciation on OTC swap agreements	0	56	0	0	1,257	1,313

	$0	$67	$0	$812	$1,277	$2,156

Liabilities:
Written options outstanding	$0	$0	$0	$0	$180	$180
Variation margin payable on financial derivative instruments (2)	0	0	0	0	97	97
Unrealized depreciation on foreign currency contracts	0	0	0	1,415	0	1,415
Unrealized depreciation on OTC swap agreements	0	278	0	0	0	278

	$0	$278	$0	$1,415	$277	$1,970

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(11)	$0	$(11)
Net realized gain on futures contracts	0	0	0	0	1,090	1,090
Net realized gain on written options	0	0	0	0	11	11
Net realized gain (loss) on swaps	0	122	0	0	(199)	(77)
Net realized (loss) on foreign currency transactions	0	0	0	(2,531)	0	(2,531)

	$0	$122	$0	$(2,542)	$902	$(1,518)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$10	$(15)	$(5)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(329)	(329)
Net change in unrealized appreciation on written options	0	0	0	0	66	66
Net change in unrealized appreciation on swaps	0	150	0	0	952	1,102
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	713	0	713

	$0	$150	$0	$723	$674	$1,547

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $226 and open centrally cleared swaps cumulative appreciation/(depreciation) of $168 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

June 30, 2012 (Unaudited)

(n)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(13)	$0	$(13)
BPS	(266)	329	63
BRC	489	(240)	249
CBK	(219)	311	92
DUB	348	0	348
FBF	(11)	0	(11)
GSC	55	0	55
GST	(37)	0	(37)
HUS	442	(300)	142
JPM	(261)	322	61
MSC	(37)	261	224
MYC	31	0	31
RYL	(1)	0	(1)
UAG	(109)	210	101

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Global Advantage® Strategy Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons,

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

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International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.40%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates;

(ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2012, the remaining recoverable amount to PIMCO was $19,805.

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Notes to Financial Statements (Cont.)

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio.

The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$52,572	$63,803	$(47,700)	$32	$(7)	$68,700	$104

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$28,382	$26,166	$7,986	$3,632

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12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Period from 05/02/2011 to 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	4,398	$43,941	15,764	$157,178
Issued as reinvestment of distributions
Administrative Class	76	764	88	882
Cost of shares redeemed
Administrative Class	(991)	(9,948)	(908)	(9,035)
Net increase resulting from Portfolio share transactions	3,483	$34,757	14,944	$149,025

As of June 30, 2012, 4 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 91% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$186,049	$1,481	$(1,856)	$(375)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	31

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
BBR	Bank Bill Rate	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

32	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT24SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

United States	51.2%
Netherlands	13.7%
Short-Term Instruments	7.6%
United Kingdom	6.6%
Brazil	5.1%
Other	15.8%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Year	Class Inception (01/10/2002)
PIMCO Global Bond Portfolio (Unhedged) Administrative Class	4.11%	6.44%	9.95%	7.91%	8.57%
JPMorgan GBI Global FX NY Index Unhedged in USD±	0.37%	3.37%	7.75%	6.99%	7.58%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,041.10	$1,020.34
Expenses Paid During Period*	$4.62	$4.57
Net Annualized Expense Ratio	0.91%	0.91%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

Positions in high-quality non-Agency mortgage-backed securities (“MBS”), commercial MBS, and asset-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Overweight positions in Mexican external sovereign bonds contributed to performance as emerging market external sovereign spreads tightened over U.S. Treasuries during the period.

»	Positions in European Agencies contributed to performance as spreads on these securities tightened over German bunds during the reporting period.

»	An overweight to duration (or sensitivity to changes in market interest rates) in Brazil and Mexico contributed to performance government yields fell in these countries over the reporting period.

»	An underweight to Japan duration detracted from performance as ten-year government yields fell over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$13.83		$13.49	$12.72	$12.25	$12.78	$12.06
Net investment income (a)	0.23		0.49	0.45	0.47	0.48	0.41
Net realized/unrealized gain (loss)	0.34		0.52	1.01	1.59	(0.58)	0.74
Total income (loss) from investment operations	0.57		1.01	1.46	2.06	(0.10)	1.15
Dividends from net investment income	(0.14)		(0.36)	(0.36)	(0.40)	(0.43)	(0.40)
Distributions from net realized capital gains	0.00		(0.31)	(0.33)	(1.19)	0.00	(0.03)
Total distributions	(0.14)		(0.67)	(0.69)	(1.59)	(0.43)	(0.43)
Net asset value end of year or period	$14.26		$13.83	$13.49	$12.72	$12.25	$12.78
Total return	4.11%		7.56%	11.64%	16.83%	(0.85)%	9.73%
Net assets end of year or period (000s)	$460,905		$435,246	$479,848	$532,730	$293,365	$240,711
Ratio of expenses to average net assets	0.91	%*	0.90%	0.91%	0.90%	0.97%	0.90%
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.28	%*	3.49%	3.37%	3.68%	3.72%	3.36%
Portfolio turnover rate	186	%**	506%	849%**	624%	661%	560%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$509,991
Repurchase agreements, at value	34,851
Cash	271
Deposits with counterparty	93
Foreign currency, at value	845
Receivable for investments sold	84,659
Receivable for Portfolio shares sold	382
Interest and dividends receivable	4,639
Variation margin receivable on financial derivative instruments	39
OTC swap premiums paid	11,493
Unrealized appreciation on foreign currency contracts	2,130
Unrealized appreciation on OTC swap agreements	9,245
Other assets	2
658,640

Liabilities:
Payable for investments purchased	$25,138
Payable for reverse repurchase agreements	18,063
Payable for sale-buyback financing transactions	7,655
Payable for short sales	66,686
Deposits from counterparty	18,706
Payable for Portfolio shares redeemed	303
Written options outstanding	276
Accrued investment advisory fees	108
Accrued supervisory and administrative fees	215
Accrued distribution fees	9
Accrued servicing fees	59
Variation margin payable on financial derivative instruments	389
OTC swap premiums received	4,785
Unrealized depreciation on foreign currency contracts	2,798
Unrealized depreciation on OTC swap agreements	4,765
149,955

Net Assets	$508,685

Net Assets Consist of:
Paid in capital	$454,149
Undistributed net investment income	25,674
Accumulated undistributed net realized gain	13,646
Net unrealized appreciation	15,216
$508,685

Net Assets:
Institutional Class	$6,727
Administrative Class	460,905
Advisor Class	41,053

Shares Issued and Outstanding:
Institutional Class	472
Administrative Class	32,330
Advisor Class	2,880

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.26
Administrative Class	14.26
Advisor Class	14.26

Cost of Investments	$499,865
Cost of Repurchase Agreements	$34,851
Cost of Foreign Currency Held	$825
Proceeds Received on Short Sales	$66,860
Premiums Received on Written Options	$1,371

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$10,349
Dividends	11
Miscellaneous income	6
Total Income	10,366

Expenses:
Investment advisory fees	615
Supervisory and administrative fees	1,230
Servicing fees – Administrative Class	344
Distribution and/or servicing fees – Advisor Class	51
Trustees’ fees	3
Interest expense	15
Total Expenses	2,258

Net Investment Income	8,108

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,105
Net realized gain on futures contracts	3,053
Net realized gain on written options	358
Net realized gain on swaps	4,576
Net realized (loss) on foreign currency transactions	(8,441)
Net change in unrealized appreciation on investments	11,093
Net change in unrealized (depreciation) on futures contracts	(2,517)
Net change in unrealized appreciation on written options	520
Net change in unrealized (depreciation) on swaps	(1,960)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,158
Net Gain	11,945

Net Increase in Net Assets Resulting from Operations	$20,053

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,108	$17,954
Net realized gain	2,651	35,902
Net change in unrealized appreciation (depreciation)	9,294	(14,455)
Net increase resulting from operations	20,053	39,401

Distributions to Shareholders:
From net investment income
Institutional Class	(68)	(169)
Administrative Class	(4,400)	(12,017)
Advisor Class	(384)	(1,058)
From net realized capital gains
Institutional Class	0	(167)
Administrative Class	0	(9,652)
Advisor Class	0	(965)

Total Distributions	(4,852)	(24,028)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	8,573	(50,289)

Total Increase (Decrease) in Net Assets	23,774	(34,916)

Net Assets:
Beginning of period	484,911	519,827
End of period*	$508,685	$484,911

*Including undistributed net investment income of:	$25,674	$22,418

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.4%

MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.597% due 05/25/2035		$277	$275
Puma Finance Ltd.
0.537% due 02/21/2038		219	211
3.990% due 08/22/2037	AUD	283	280
4.127% due 07/12/2036		80	80
Swan Trust
0.547% due 05/12/2037		$267	261
3.920% due 05/12/2037	AUD	367	365
Torrens Trust
4.007% due 10/19/2038		392	389

Total Australia (Cost $1,800)			1,861

BRAZIL 5.5%

CORPORATE BONDS & NOTES 4.1%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,497
Banco Santander Brasil S.A.
2.568% due 03/18/2014		$3,700	3,563
4.250% due 01/14/2016		200	199
4.500% due 04/06/2015		1,500	1,508
Banco Votorantim Ltd.
3.461% due 03/28/2014		2,400	2,397
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,774
BM&FBovespa S.A.
5.500% due 07/16/2020		300	321
BRF - Brasil Foods S.A.
5.875% due 06/06/2022		5,100	5,266
CSN Islands Corp.
6.875% due 09/21/2019		200	219
CSN Resources S.A.
6.500% due 07/21/2020		2,000	2,176

			20,920

SOVEREIGN ISSUES 1.4%
Brazil Government International Bond
4.875% due 01/22/2021		1,100	1,278
8.250% due 01/20/2034		3,700	5,827

			7,105

Total Brazil (Cost $27,106)			28,025

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,103

Total Canada (Cost $907)			1,103

CAYMAN ISLANDS 2.0%

ASSET-BACKED SECURITIES 2.0%
ARES CLO Ltd.
1.097% due 11/25/2020		$5,000	4,853
Avenue CLO Fund Ltd.
0.817% due 02/15/2017		3,585	3,547
Landmark CDO Ltd.
0.767% due 06/01/2017		1,044	1,020
1.017% due 01/15/2016		796	793

Total Cayman Islands (Cost $10,227)			10,213

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
6.625% due 04/04/2018		$100	$111

Total France (Cost $100)			111

GERMANY 1.4%

BANK LOAN OBLIGATIONS 0.1%
Fresenius Medical Care U.S. Finance, Inc.
1.836% due 03/31/2013		$740	741

CORPORATE BONDS & NOTES 1.0%
KFW
4.250% due 07/04/2014	EUR	2,200	3,002
6.250% due 05/19/2021	AUD	1,900	2,206

			5,208

SOVEREIGN ISSUES 0.3%
Free State of Bavaria
3.500% due 01/27/2016	EUR	1,049	1,452

Total Germany (Cost $7,264)			7,401

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)		$400	400

Total Guernsey, Channel Islands (Cost $400)			400

HONG KONG 1.0%

CORPORATE BONDS & NOTES 1.0%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$5,100	5,290

Total Hong Kong (Cost $5,093)			5,290

ITALY 1.5%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.823% due 12/12/2028	EUR	188	227

SOVEREIGN ISSUES 1.5%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)		2,670	2,657
4.000% due 02/01/2037		5,200	5,056

			7,713

Total Italy (Cost $8,824)			7,940

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,315	1,669

Total Jersey, Channel Islands (Cost $1,758)			1,669

MEXICO 3.2%

CORPORATE BONDS & NOTES 0.6%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,137
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,144

			3,281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
6.050% due 01/11/2040		$4,600	$5,957
10.000% due 12/05/2024	MXN	71,200	7,492

			13,449

Total Mexico (Cost $15,961)			16,730

NETHERLANDS 14.7%

CORPORATE BONDS & NOTES 2.2%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	10,118
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$500	562
Waha Aerospace BV
3.925% due 07/28/2020		425	444

			11,124

SOVEREIGN ISSUES 12.5%
Netherlands Government Bond
0.750% due 04/15/2015	EUR	13,400	17,076
2.500% due 01/15/2017		17,900	24,045
4.000% due 07/15/2016		7,800	11,074
4.000% due 07/15/2018		7,600	11,000
4.000% due 07/15/2019		300	438

			63,633

Total Netherlands (Cost $77,019)			74,757

NORWAY 0.9%

CORPORATE BONDS & NOTES 0.9%
DNB Bank ASA
3.200% due 04/03/2017		$2,700	2,735
Eksportfinans ASA
0.661% due 04/05/2013		100	97
1.600% due 03/20/2014	JPY	1,000	12
1.875% due 04/02/2013		$300	294
2.000% due 09/15/2015		400	358
2.375% due 05/25/2016		100	89
3.000% due 11/17/2014		200	190
5.500% due 05/25/2016		500	492
5.500% due 06/26/2017		200	194

Total Norway (Cost $4,429)			4,461

QATAR 1.1%

CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,208

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,379

Total Qatar (Cost $5,439)			5,587

RUSSIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	359

Total Russia (Cost $300)			359

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 1.1%

CORPORATE BONDS & NOTES 0.8%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	$532
5.750% due 05/22/2013	EUR	500	654
5.875% due 01/14/2015		$2,600	2,853

			4,039

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		200	216
5.750% due 04/16/2014		200	215
7.125% due 04/16/2019		700	887

			1,318

Total South Korea (Cost $5,245)			5,357

SPAIN 1.1%

SOVEREIGN ISSUES 1.1%
Spain Government International Bond
4.200% due 01/31/2037	EUR	6,400	5,578

Total Spain (Cost $5,402)			5,578

SWITZERLAND 1.9%

CORPORATE BONDS & NOTES 1.9%
UBS AG
5.875% due 12/20/2017		$8,500	9,510

Total Switzerland (Cost $8,698)			9,510

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,900	2,392

Total United Arab Emirates (Cost $2,066)			2,392

UNITED KINGDOM 7.0%

CORPORATE BONDS & NOTES 1.4%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,900	2,589
HBOS PLC
6.750% due 05/21/2018		$800	756
LBG Capital PLC
8.500% due 12/17/2021 (e)		1,200	1,118
Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	930
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,770

			7,163

SOVEREIGN ISSUES 5.6%
United Kingdom Gilt
3.750% due 09/07/2021		15,500	28,589

Total United Kingdom (Cost $33,966)			35,752

UNITED STATES 54.9%

ASSET-BACKED SECURITIES 5.2%
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		$1	1
0.945% due 10/25/2031		2	1
Carrington Mortgage Loan Trust
0.295% due 12/25/2036		124	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		$2,093	$2,045
Countrywide Asset-Backed Certificates
0.445% due 08/25/2034		225	204
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		29	10
Denver Arena Trust
6.940% due 11/15/2019		75	77
Home Equity Mortgage Trust
5.500% due 01/25/2037		189	47
Illinois Student Assistance Commission
1.516% due 04/25/2022		4,600	4,645
Morgan Stanley ABS Capital
1.045% due 07/25/2037		1,855	1,687
SACO, Inc.
0.365% due 05/25/2036		3	3
0.645% due 04/25/2035		9	4
Securitized Asset-Backed Receivables LLC
0.295% due 12/25/2036		11	5
SLC Student Loan Trust
0.918% due 06/15/2017		409	408
SLM Student Loan Trust
0.546% due 04/26/2021		748	746
0.586% due 01/27/2025		5,000	4,918
0.668% due 12/17/2018		72	71
0.945% due 01/25/2029		4,587	4,635
0.966% due 10/25/2017		1,417	1,422
South Carolina Student Loan Corp.
1.466% due 07/25/2025		5,100	5,151
Structured Asset Securities Corp.
0.645% due 05/25/2034		7	6
1.745% due 04/25/2035		28	24
Washington Mutual Asset-Backed Certificates
0.305% due 10/25/2036		71	45

			26,260

BANK LOAN OBLIGATIONS 1.3%
HCA, Inc.
2.495% due 11/17/2013		2,259	2,250
2.745% due 05/02/2016		938	920
Springleaf Finance Corp.
5.500% due 05/10/2017		1,800	1,700
Vodafone Americas Finance
6.875% due 08/17/2015		1,551	1,574

			6,444

CORPORATE BONDS & NOTES 17.9%
Ally Financial, Inc.
3.868% due 06/20/2014		1,100	1,095
6.750% due 12/01/2014		2,000	2,115
Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,392
American Express Credit Corp.
5.875% due 05/02/2013		200	208
American International Group, Inc.
6.765% due 11/15/2017	GBP	588	1,005
8.000% due 05/22/2068	EUR	1,700	2,085
8.175% due 05/15/2068		$1,600	1,744
AutoZone, Inc.
5.875% due 10/15/2012		100	101
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,155
7.250% due 02/01/2018		1,300	1,557

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boston Scientific Corp.
5.450% due 06/15/2014		$1,500	$1,608
6.400% due 06/15/2016		200	231
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,485
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	5,000
CIT Group, Inc.
5.250% due 04/01/2014		400	416
Citigroup, Inc.
0.746% due 11/05/2014		100	96
1.116% due 05/31/2017	EUR	100	104
3.625% due 11/30/2017		6,600	7,104
4.750% due 02/10/2019		200	221
6.125% due 05/15/2018		$500	559
8.125% due 07/15/2039		800	1,072
8.500% due 05/22/2019		2,700	3,341
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,126
CMS Energy Corp.
1.417% due 01/15/2013		200	201
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		1,150	1,317
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,056
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	4,894
Dragon LLC
1.972% due 03/12/2024		2,500	2,497
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	117
ERAC USA Finance LLC
5.800% due 10/15/2012		800	810
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	321
8.000% due 06/01/2014		1,800	1,998
8.700% due 10/01/2014		2,400	2,739
Goldman Sachs Group, Inc.
0.866% due 07/22/2015		500	462
0.969% due 01/12/2015		700	661
1.061% due 09/29/2014		800	769
3.700% due 08/01/2015		800	808
6.250% due 09/01/2017		500	544
International Lease Finance Corp.
5.550% due 09/05/2012		9,500	9,595
6.750% due 09/01/2016		1,300	1,404
7.125% due 09/01/2018		1,200	1,329
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	197
JPMorgan Chase Bank N.A.
1.136% due 05/31/2017	EUR	2,700	3,126
KB Home
5.875% due 01/15/2015		$1,200	1,194
Kraft Foods, Inc.
6.125% due 08/23/2018		500	610
Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,115
Masco Corp.
6.125% due 10/03/2016		200	214
Metropolitan Life Global Funding
5.125% due 04/10/2013		1,300	1,343
Mohawk Industries, Inc.
6.375% due 01/15/2016		1,000	1,107
Morgan Stanley
0.947% due 10/15/2015		1,000	892
1.160% due 04/13/2016	EUR	700	786

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nationwide Health Properties, Inc.
6.000% due 05/20/2015	$500	$543
Penske Truck Leasing Co. LP
3.125% due 05/11/2015	800	805
3.750% due 05/11/2017	1,800	1,817
Puget Energy, Inc.
6.500% due 12/15/2020	1,200	1,309
Sealed Air Corp.
5.625% due 07/15/2013	1,000	1,037
Springleaf Finance Corp.
4.875% due 07/15/2012	100	100
UAL Pass-Through Trust
10.400% due 05/01/2018	1,019	1,163
UST LLC
5.750% due 03/01/2018	1,000	1,142

		90,842

MORTGAGE-BACKED SECURITIES 14.2%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035	33	27
American Home Mortgage Assets LLC
0.435% due 05/25/2046	457	241
0.455% due 10/25/2046	609	285
Banc of America Funding Corp.
2.643% due 02/20/2036	655	603
5.888% due 04/25/2037	661	568
5.925% due 10/20/2046 ^	253	157
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	2,526	2,395
Banc of America Mortgage Securities, Inc.
3.092% due 05/25/2035	4,900	3,749
BCAP LLC Trust
0.415% due 01/25/2037 ^	484	254
5.250% due 04/26/2037	2,904	2,646
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	191	187
2.250% due 08/25/2035	5,487	5,112
2.570% due 03/25/2035	263	258
2.703% due 10/25/2033	27	27
2.738% due 08/25/2033	30	30
3.078% due 03/25/2035	76	75
3.123% due 05/25/2047	683	454
3.174% due 11/25/2034	19	19
3.189% due 05/25/2034	21	18
3.225% due 05/25/2034	69	67
Bear Stearns Alt-A Trust
1.245% due 09/25/2034	1,548	1,405
2.715% due 11/25/2035 ^	266	166
2.879% due 09/25/2035	213	147
5.543% due 08/25/2036 ^	363	213
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	173	97
CC Mortgage Funding Corp.
0.425% due 07/25/2036	167	101
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	400	445
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	105	99
2.340% due 09/25/2035	106	94
Countrywide Alternative Loan Trust
0.424% due 02/20/2047	368	181
0.439% due 12/20/2046	731	396
0.454% due 03/20/2046	223	112
0.454% due 07/20/2046	634	237
0.525% due 02/25/2037	282	152
0.595% due 05/25/2037 ^	147	74

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.647% due 11/25/2035	$62	$36
2.187% due 11/25/2035	62	37
5.250% due 06/25/2035	49	41
5.477% due 08/25/2036	76	76
5.517% due 11/25/2035 ^	561	343
6.000% due 04/25/2037 ^	122	74
6.250% due 08/25/2037 ^	65	40
6.500% due 06/25/2036 ^	317	179
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	134	88
0.535% due 04/25/2035	42	26
0.565% due 03/25/2035	162	84
0.575% due 02/25/2035	15	10
0.625% due 09/25/2034	17	10
2.610% due 02/20/2036	659	423
2.620% due 11/25/2034	42	35
2.902% due 08/25/2034	12	9
4.180% due 11/19/2033	50	50
5.750% due 12/25/2035	1,081	950
7.500% due 06/25/2035	2,041	2,036
Credit Suisse First Boston Mortgage Securities Corp.
2.672% due 08/25/2033	51	51
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	212	85
Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036 ^	616	360
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	19	17
6.250% due 08/25/2017	17	18
Greenpoint Mortgage Funding Trust
0.515% due 11/25/2045	15	9
GSR Mortgage Loan Trust
1.940% due 03/25/2033	27	27
2.651% due 09/25/2035	559	546
2.751% due 06/25/2034	14	13
Harborview Mortgage Loan Trust
0.433% due 01/19/2038	1,567	945
0.983% due 02/19/2034	3	3
0.997% due 12/19/2036	231	120
3.026% due 05/19/2033	50	49
Indymac Index Mortgage Loan Trust
4.821% due 09/25/2035	472	353
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	47	45
JPMorgan Mortgage Trust
2.365% due 11/25/2033	23	22
2.852% due 07/25/2035	279	273
3.055% due 07/25/2035	327	315
5.005% due 02/25/2035	31	32
MASTR Adjustable Rate Mortgages Trust
2.746% due 05/25/2034	1,124	1,004
MASTR Alternative Loans Trust
0.645% due 03/25/2036	65	12
Mellon Residential Funding Corp.
0.682% due 12/15/2030	18	17
Merrill Lynch Floating Trust
0.779% due 07/09/2021	653	641
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036	197	145
0.495% due 08/25/2036	40	35
2.498% due 02/25/2033	24	24
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	334
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035	12,746	11,750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nomura Asset Acceptance Corp.
2.742% due 10/25/2035	$35	$24
Residential Accredit Loans, Inc.
0.395% due 02/25/2047	232	103
0.425% due 06/25/2046	596	202
0.455% due 04/25/2046	252	98
RiverView HECM Trust
0.305% due 07/25/2047	2,092	1,778
Structured Adjustable Rate Mortgage Loan Trust
2.740% due 02/25/2034	27	26
2.751% due 09/25/2034	78	75
2.818% due 04/25/2034	73	65
Structured Asset Mortgage Investments, Inc.
0.435% due 07/25/2046	698	382
0.455% due 05/25/2046	164	76
0.465% due 05/25/2036	718	344
0.465% due 09/25/2047	600	239
0.493% due 07/19/2035	549	477
0.525% due 02/25/2036	841	462
0.823% due 07/19/2034	7	7
0.943% due 03/19/2034	13	11
Structured Asset Securities Corp.
5.000% due 05/25/2035	2,215	2,241
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	276	267
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	6,050	4,902
0.515% due 12/25/2045	3,195	2,542
0.535% due 10/25/2045	4,729	3,811
0.555% due 01/25/2045	14	12
0.565% due 01/25/2045	14	12
0.858% due 02/25/2047	653	395
1.547% due 08/25/2042	10	8
2.248% due 11/25/2036	1,576	1,125
2.390% due 02/27/2034	9	9
2.453% due 02/25/2033	215	208
2.453% due 06/25/2033	23	23
2.455% due 09/25/2033	1,727	1,742
2.578% due 03/25/2034	73	72
2.640% due 07/25/2046	312	243
2.713% due 02/25/2037	681	500
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.092% due 07/25/2046 ^	110	42
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 06/25/2034	3,296	3,240
2.622% due 03/25/2036	211	187
2.636% due 04/25/2036	46	44
2.651% due 02/25/2034	3,356	3,163
4.500% due 11/25/2018	30	31
4.750% due 10/25/2018	6	6

		72,079

MUNICIPAL BONDS & NOTES 3.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	307
Chicago Board of Education, Illinois General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	3,100	3,458
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,668
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	450

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	$1,300	$1,190
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,600	3,389
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,500	3,527
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	3,097
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	9
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,095	2,334

		19,429

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 07/30/2012 (e)	58	432
SLM Corp. CPI Linked Security
3.754% due 01/16/2018	3,100	70
4.651% due 03/15/2017	500	12

		514

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
0.365% due 03/25/2034	$15	15
0.395% due 08/25/2034	9	9
0.445% due 10/27/2037	1,600	1,591
2.054% due 10/01/2034	6	6
2.247% due 12/01/2034	13	14
2.485% due 11/01/2034	100	106
3.500% due 11/01/2025 - 08/01/2042	1,287	1,355
4.000% due 07/01/2042	10,000	10,649
5.500% due 05/01/2047	105	115
6.000% due 07/25/2044	49	54
Freddie Mac
0.472% due 02/15/2019	315	315
0.525% due 09/25/2031	38	35
0.742% due 04/15/2028	398	401
1.315% due 10/25/2044	81	81
2.346% due 02/01/2029	10	11
2.932% due 04/01/2037	86	93
6.000% due 04/15/2036	1,007	1,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
1.625% due 11/20/2024	$3	$3
6.000% due 09/20/2038	140	152

		16,177

U.S. TREASURY OBLIGATIONS 9.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (g)(h)(i)(j)	32,805	34,781
0.625% due 07/15/2021 (j)	817	911
1.125% due 01/15/2021	210	243
1.250% due 07/15/2020 (g)(j)	1,055	1,227
1.750% due 01/15/2028 (j)	1,538	1,932
2.000% due 01/15/2026	811	1,038
2.375% due 01/15/2025	854	1,128
2.375% due 01/15/2027	342	461
2.500% due 01/15/2029	1,179	1,640
U.S. Treasury Notes
2.000% due 02/15/2022	3,500	3,621

		46,982

Total United States (Cost $270,255)		278,727

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$200	225

Total Virgin Islands (British) (Cost $216)		225

SHORT-TERM INSTRUMENTS 8.1%

CERTIFICATES OF DEPOSIT 1.0%
Banco do Brasil S.A.
2.556% due 02/14/2014	$2,700	2,698
Itau Unibanco Holding S.A.
2.474% due 03/26/2013	2,700	2,654

		5,352

REPURCHASE AGREEMENTS 6.9%
Barclays Capital, Inc.
0.160% due 07/02/2012	4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400.)

Citigroup Global Markets, Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $5,618. Repurchase proceeds are $5,500)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.220% due 07/02/2012	$5,500	$5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	7,900	7,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2014 valued at $8,067. Repurchase proceeds are $7,900.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.250% due 11/15/2040 valued at $5,599. Repurchase proceeds are $5,500)
0.210% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Federal Farm Credit Bank 0.300% due 12/11/2014 valued at $5,612. Repurchase proceeds are $5,500)
State Street Bank and Trust Co.
0.010% due 07/02/2012	551	551
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $566. Repurchase proceeds are $551.)

		34,851

U.S. TREASURY BILLS 0.2%
0.146% due 09/06/2012 - 04/04/2013 (b)(j)	927	927

Total Short-Term Instruments (Cost $41,130)		41,130

PURCHASED OPTIONS (l) 0.1%
(Cost $1,111)		264

Total Investments 107.1% (Cost $534,716)		$544,842

Written Options (m) (0.1%) (Premiums $1,371)		(276)

Other Assets and Liabilities (Net) (7.0%)		(35,881)

Net Assets 100.0%		$508,685

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $16,515 at a weighted average interest rate of 0.159%.
(g)	Securities with an aggregate market value of $3,998 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(h)	On June 30, 2012, securities valued at $18,012 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.180%	06/08/2012	07/09/2012	$13,591	$(13,593)
BPG	0.250%	06/01/2012	10/01/2012	263	(263)
BOS	0.280%	06/22/2012	08/22/2012	4,207	(4,207)

					$(18,063)

(i)	Securities with an aggregate market value of $439 and cash of $24 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Bond September Futures	Long	09/2012	112	$(649)

(j)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $2,914 and cash of $69 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$	5,376	$121	$(27)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017		8,613	295	(34)
CDX.IG-16 5-Year Index	(1.000%	)	06/20/2016		8,200	(14)	(109)

						$402	$(170)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.500%	03/15/2016	CAD	12,500	$523	$536
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022		26,100	167	(13)
Receive	3-Month USD-LIBOR	2.500%	06/20/2022	$	3,400	(235)	(235)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		6,300	(285)	(249)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	AUD	23,000	(100)	30
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021	EUR	5,100	188	114
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GBP	4,600	652	670

						$910	$853

(k)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.085%	$	1,000	$(24)	$0	$(24)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.166%		100	0	0	0
Boston Scientific Corp.	MYC	(1.000%	)	06/20/2014	0.438%		1,500	(17)	7	(24)
Boston Scientific Corp.	UAG	(2.060%	)	06/20/2016	0.861%		200	(9)	0	(9)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.626%		5,900	(45)	266	(311)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.735%		4,700	372	(3)	375
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	1.600%		100	(4)	2	(6)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	2.593%		2,000	174	0	174
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	1.600%	EUR	6,600	(291)	247	(538)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	2.578%	$	1,000	96	63	33
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.392%		1,000	21	0	21
Credit Agricole S.A.	CBK	(1.000%	)	12/20/2016	2.971%	EUR	1,300	130	128	2
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	2.971%		800	80	81	(1)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.328%	$	2,000	(17)	46	(63)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.541%		4,500	92	472	(380)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.284%		800	(10)	0	(10)
International Lease Finance Corp.	BRC	(5.000%	)	09/20/2012	1.844%		9,500	(84)	772	(856)
JPMorgan Chase & Co.	FBF	(0.760%	)	12/20/2017	1.427%		1,000	34	0	34
KB Home	DUB	(5.000%	)	03/20/2015	4.688%		1,200	(11)	(93)	82

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	3.448%	$	2,000	$134	$0	$134
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.505%		1,000	(18)	0	(18)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.361%		1,000	(7)	0	(7)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.361%		1,000	(5)	0	(5)
Masco Corp.	FBF	(0.907%	)	12/20/2016	2.886%		200	16	0	16
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	1.178%		1,000	(14)	0	(14)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.192%		11,090	(47)	411	(458)
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.753%		500	(19)	0	(19)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.328%		1,000	(43)	0	(43)
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	0.754%		1,000	(4)	0	(4)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	11.029%		100	31	0	31
UBS AG	BOA	(2.280%	)	06/20/2018	1.897%		1,300	(28)	0	(28)
UBS AG	BRC	(2.250%	)	03/20/2014	1.276%	EUR	800	(18)	0	(18)
UBS AG	DUB	(1.000%	)	12/20/2017	1.871%	$	8,000	350	41	309
UST LLC	GST	(0.720%	)	03/20/2018	0.391%		1,000	(19)	0	(19)
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	0.826%		300	(3)	0	(3)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.826%		300	(3)	0	(3)
Vivendi S.A.	BPS	(1.743%	)	06/20/2013	0.826%		300	(3)	0	(3)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	2.102%		100	3	0	3
WPP PLC	BRC	(3.750%	)	06/20/2017	1.168%	GBP	1,000	(192)	0	(192)

								$598	$2,440	$(1,842)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.270%	$	700	$14	$11	$3
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%		700	15	16	(1)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.876%	EUR	100	1	(15)	16
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.876%	$	500	62	8	54
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%		1,100	134	9	125
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.907%		200	26	3	23
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.876%		300	37	2	35
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%		4,200	(39)	(40)	1
China Government International Bond	BRC	0.850%	12/20/2014	0.608%		1,600	10	0	10
China Government International Bond	JPM	0.820%	12/20/2014	0.608%		300	2	0	2
China Government International Bond	RYL	0.810%	12/20/2014	0.608%		2,400	12	0	12
China Government International Bond	RYL	0.815%	12/20/2014	0.608%		1,000	5	0	5
Republic of Italy Government Bond	BOA	1.000%	06/20/2017	4.050%	EUR	16,400	(2,654)	(3,165)	511
Republic of Italy Government Bond	BRC	1.000%	06/20/2017	4.050%		5,000	(809)	(950)	141
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	54,200	(4)	(69)	65

							$(3,188)	$(4,190)	$1,002

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	14,400	$1,981	$2,810	$(829)
iTraxx Europe Crossover 16 Index	DUB	(5.000%	)	12/20/2016		11,300	650	526	124
iTraxx Europe Crossover 16 Index	MYC	(5.000%	)	12/20/2016		49,200	2,835	3,316	(481)
iTraxx Europe Crossover 17 Index	CBK	(5.000%	)	06/20/2017		2,900	217	266	(49)
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		4,400	329	439	(110)
iTraxx Europe Crossover 17 Index	FBF	(5.000%	)	06/20/2017		2,000	150	186	(36)

							$6,162	$7,543	$(1,381)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized (Depreciation)
ABX.HE.AA.6-1 Index	FBF	0.320%	07/25/2045	$	475	$(257)	$(143)	$(114)
ABX.HE.AAA.6-2 Index	DUB	0.110%	05/25/2046		476	(234)	(145)	(89)

						$(491)	$(288)	$(203)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BRC	GBP	3,800	$172	$0	$172
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS	BRL	103,500	1,791	23	1,768
Pay	1-Year BRL-CDI	10.140%	01/02/2015	DUB		16,800	292	5	287
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	BRC	AUD	14,500	967	(82)	1,049
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	CBK		4,100	273	(30)	303
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	DUB		4,300	287	(23)	310
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM		400	27	(2)	29
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	UAG		2,200	147	(12)	159
Pay	6-Month JPY-LIBOR	0.450%	12/21/2012	RYL	JPY	8,400,000	59	(2)	61
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF		3,720,000	3,126	1,013	2,113
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,150,000	966	313	653

							$8,107	$1,203	$6,904

(l)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 25-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.750%	01/14/2013	$	4,500	$169	$79
Put - OTC 25-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	01/14/2013		8,800	372	154
Put - OTC 30-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		11,100	570	31

								$1,111	$264

(m)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	3.750%	01/14/2013	$	17,000	$211	$(90)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.750%	01/14/2013		33,200	456	(175)
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.850%	09/24/2012		25,800	573	(10)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	(1)

								$1,371	$(276)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2011	0	$64,900	EUR	17,100	$913
Sales	64	57,000		0	883
Closing Buys	(64)	(42,500)		0	(362)
Expirations	0	0		0	0
Exercised	0	(3,400)		0	(63)

Balance at 06/30/2012	0	$76,000	EUR	17,100	$1,371

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

(n)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	4.500%	08/01/2042	$1,000	$1,071	$(1,072)
Ginnie Mae	5.000%	08/01/2042	9,000	9,914	(9,895)
Ginnie Mae	5.500%	07/01/2042	38,000	42,251	(42,168)
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2022	12,774	13,624	(13,551)

				$66,860	$(66,686)

(6)	Market value includes $8 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	2,672	$	3,528	BPS	$147	$0	$147
07/2012		15,028		18,880	BRC	0	(140)	(140)
07/2012		3,438		4,377	CBK	27	0	27
07/2012		534		664	DUB	0	(12)	(12)
07/2012		10,574		13,971	HUS	589	0	589
07/2012		4,951		6,277	JPM	25	(13)	12
07/2012		260		328	RYL	0	(1)	(1)
07/2012		1,882		2,439	UAG	57	0	57
07/2012	IDR	17,265,587		1,820	HUS	0	(18)	(18)
07/2012		132,847		14	MSC	0	0	0
07/2012		17,132,740		1,819	UAG	0	(6)	(6)
07/2012	INR	222,799		4,045	BRC	52	0	52
07/2012	KRW	5,584,612		4,833	BRC	0	(41)	(41)
07/2012	$	118	EUR	90	BPS	0	(4)	(4)
07/2012		14,576		11,134	BRC	0	(485)	(485)
07/2012		10,185		7,785	FBF	4	(336)	(332)
07/2012		7,813		6,311	HUS	176	(2)	174
07/2012		300		242	JPM	6	0	6
07/2012		3,863		3,068	MSC	20	0	20
07/2012		450		355	UAG	3	(4)	(1)
07/2012		1,911	IDR	17,265,587	HUS	0	(73)	(73)
07/2012		14		132,847	MSC	0	0	0
07/2012		1,806		17,132,740	UAG	18	0	18
07/2012		99	INR	5,646	HUS	2	0	2
07/2012		4,251		217,153	JPM	0	(359)	(359)
07/2012		47,942	JPY	3,848,889	BPS	217	0	217
07/2012		10,705		857,412	CBK	24	0	24
07/2012		23,813		1,905,794	DUB	33	0	33
07/2012		61,392		4,930,487	UAG	309	0	309
07/2012		4,954	KRW	5,584,612	UAG	0	(80)	(80)
07/2012		13	MYR	39	JPM	0	0	0
07/2012		12	ZAR	97	DUB	0	0	0
08/2012	AUD	7,164	$	7,160	BOA	0	(146)	(146)
08/2012	MXN	93,538		7,134	CBK	151	0	151
08/2012	$	171	AUD	170	JPM	3	0	3
08/2012		98	BRL	192	BRC	0	(3)	(3)
08/2012		3,139	DKK	18,263	HUS	0	(26)	(26)
08/2012		1,941	SEK	13,899	DUB	64	0	64
08/2012		10,269	SGD	12,686	UAG	0	(255)	(255)
09/2012	CAD	27,416	$	26,672	UAG	0	(210)	(210)
09/2012	GBP	1,482		2,291	BPS	0	(29)	(29)
09/2012		63		97	HUS	0	(1)	(1)
09/2012	$	12,909	CAD	13,165	BRC	0	(1)	(1)
09/2012		13,293		13,562	JPM	4	0	4
09/2012		5,073		5,233	RBC	58	0	58
09/2012		102	GBP	65	JPM	0	0	0
09/2012		181		117	RYL	2	0	2
09/2012		4,810	KRW	5,584,612	BRC	41	0	41
10/2012	INR	5,646	$	97	HUS	0	(3)	(3)
10/2012	PHP	1,621		37	CBK	0	(2)	(2)
11/2012	TWD	684		23	BRC	0	0	0
01/2013	$	14	IDR	132,847	MSC	0	0	0
02/2013		341	CNY	2,199	DUB	3	0	3

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
02/2013	$	3,620	CNY	22,752	JPM	$0	$(56)	$(56)
08/2013	CNY	10,289	$	1,659	UAG	56	0	56
08/2013	$	4	CNY	28	DUB	0	0	0
01/2015		1,600		9,648	DUB	0	(124)	(124)
09/2015	CNY	2,378	$	400	JPM	39	0	39
09/2015	$	4,600	CNY	29,440	RYL	0	(126)	(126)
04/2016		500		2,965	DUB	0	(52)	(52)
04/2016		1,830		10,861	JPM	0	(190)	(190)

						$2,130	$(2,798)	$(668)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Mortgage-Backed Securities	$0	$1,861	$0	$1,861
Brazil
Corporate Bonds & Notes	0	20,920	0	20,920
Sovereign Issues	0	7,105	0	7,105
Canada
Corporate Bonds & Notes	0	1,103	0	1,103
Cayman Islands
Asset-Backed Securities	0	10,213	0	10,213
France
Corporate Bonds & Notes	0	111	0	111
Germany
Bank Loan Obligations	0	741	0	741
Corporate Bonds & Notes	0	5,208	0	5,208
Sovereign Issues	0	1,452	0	1,452
Guernsey, Channel Islands
Corporate Bonds & Notes	400	0	0	400
Hong Kong
Corporate Bonds & Notes	0	5,290	0	5,290
Italy
Asset-Backed Securities	0	227	0	227
Sovereign Issues	0	7,713	0	7,713
Jersey, Channel Islands
Asset-Backed Securities	0	0	1,669	1,669
Mexico
Corporate Bonds & Notes	0	3,281	0	3,281
Sovereign Issues	0	13,449	0	13,449
Netherlands
Corporate Bonds & Notes	0	11,124	0	11,124
Sovereign Issues	0	63,633	0	63,633
Norway
Corporate Bonds & Notes	0	4,461	0	4,461
Qatar
Corporate Bonds & Notes	0	2,208	0	2,208
Sovereign Issues	0	3,379	0	3,379
Russia
Corporate Bonds & Notes	0	359	0	359
South Korea
Corporate Bonds & Notes	0	4,039	0	4,039
Sovereign Issues	0	1,318	0	1,318
Spain
Sovereign Issues	0	5,578	0	5,578

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Switzerland
Corporate Bonds & Notes	$0	$9,510	$0	$9,510
United Arab Emirates
Sovereign Issues	0	2,392	0	2,392
United Kingdom
Corporate Bonds & Notes	0	7,163	0	7,163
Sovereign Issues	0	28,589	0	28,589
United States
Asset-Backed Securities	0	26,260	0	26,260
Bank Loan Obligations	0	6,444	0	6,444
Corporate Bonds & Notes	0	88,362	2,480	90,842
Mortgage-Backed Securities	0	67,655	4,424	72,079
Municipal Bonds & Notes	0	19,429	0	19,429
Preferred Securities	82	0	432	514
U.S. Government Agencies	0	16,177	0	16,177
U.S. Treasury Obligations	0	46,982	0	46,982
Virgin Islands (British)
Corporate Bonds & Notes	0	225	0	225
Short-Term Instruments
Certificates of Deposit	0	5,352	0	5,352
Repurchase Agreements	0	34,851	0	34,851
U.S. Treasury Bills	0	927	0	927
Purchased Options
Interest Rate Contracts	0	264	0	264
	$482	$535,355	$9,005	$544,842

Short Sales, at value	$0	$(66,686)	$0	$(66,686)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,341	0	2,341
Foreign Exchange Contracts	0	2,130	0	2,130
Interest Rate Contracts	0	8,254	0	8,254
	$0	$12,725	$0	$12,725

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4,935)	0	(4,935)
Foreign Exchange Contracts	0	(2,798)	0	(2,798)
Interest Rate Contracts	(649)	(773)	0	(1,422)
	$(649)	$(8,506)	$0	$(9,155)

Totals	$(167)	$472,888	$9,005	$481,726

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$2,376	$0	$0	$0	$0	$21	$0	$(2,397)	$0	$0
Jersey, Channel Islands
Asset-Backed Securities	2,428	0	(743)	0	(20)	4	0	0	1,669	(24)
United States
Corporate Bonds & Notes	2,493	0	(91)	0	(2)	80	0	0	2,480	87
Mortgage-Backed Securities	4,669	0	(194)	2	12	(65)	0	0	4,424	(72)
Preferred Securities	435	0	0	0	0	(3)	0	0	432	(3)

Totals	$12,401	$0	$(1,028)	$2	$(10)	$37	$0	$(2,397)	$9,005	$(12)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Jersey, Channel Islands
Asset-Backed Securities	$1,669	Benchmark Pricing	Base Price	103.02
United States
Corporate Bonds & Notes	2,480	Third Party Vendor	Broker Quote	114.13 - 114.50
Mortgage-Backed Securities	4,424	Third Party Vendor	Broker Quote	85.00 - 91.13
Preferred Securities	432	Benchmark Pricing	Base Price	100.18

Total	$9,005

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(q)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$264	$264
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	38	38
Unrealized appreciation on foreign currency contracts	0	0	0	2,130	0	2,130
Unrealized appreciation on OTC swap agreements	0	2,341	0	0	6,904	9,245

	$0	$2,341	$0	$2,130	$7,206	$11,677

Liabilities:
Written options outstanding	$0	$0	$0	$0	$276	$276
Variation margin payable on financial derivative instruments (2)	0	209	0	0	180	389
Unrealized depreciation on foreign currency contracts	0	0	0	2,798	0	2,798
Unrealized depreciation on OTC swap agreements	0	4,765	0	0	0	4,765

	$0	$4,974	$0	$2,798	$456	$8,228

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$28	$28
Net realized gain on futures contracts	0	0	0	0	3,053	3,053
Net realized gain on written options	0	0	0	0	358	358
Net realized gain (loss) on swaps	0	(3,508)	0	0	8,084	4,576
Net realized (loss) on foreign currency transactions	0	0	0	(9,133)	0	(9,133)

	$0	$(3,508)	$0	$(9,133)	$11,523	$(1,118)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(647)	$(647)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(2,517)	(2,517)
Net change in unrealized appreciation on written options	0	0	0	0	520	520
Net change in unrealized (depreciation) on swaps	0	(730)	0	0	(1,230)	(1,960)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2,130	0	2,130

	$0	$(730)	$0	$2,130	$(3,874)	$(2,474)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(649) and open centrally cleared swaps cumulative appreciation/(depreciation) of $683 as reported in the Notes to Schedule of Investments.

(r)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2,492)	$2,843	$351
BPS	322	(750)	(428)
BRC	(578)	778	200
CBK	777	(1,010)	(233)
DUB	1,469	(1,840)	(371)
FBF	2,818	(2,670)	148
GLM	(11)	0	(11)
GST	222	(400)	(178)
HUS	2,434	(2,210)	224
JPM	(262)	377	115
MSC	20	(160)	(140)
MYC	4,800	(8,855)	(4,055)
RBC	58	0	58
RYL	919	(870)	49
UAG	12	(700)	(688)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source

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Notes to Financial Statements (Cont.)

of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S.

Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations,

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Notes to Financial Statements (Cont.)

including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In

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connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and

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Notes to Financial Statements (Cont.)

Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$759,305	$735,754	$166,318	$121,733

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	103	$1,440	328	$4,668
Administrative Class	4,587	64,082	13,186	184,171
Advisor Class	149	2,093	1,257	17,654
Issued as reinvestment of distributions
Institutional Class	5	68	24	336
Administrative Class	313	4,400	1,554	21,641
Advisor Class	27	384	145	2,023
Cost of shares redeemed
Institutional Class	(197)	(2,729)	(173)	(2,456)
Administrative Class	(4,039)	(56,636)	(18,851)	(264,807)
Advisor Class	(325)	(4,529)	(955)	(13,519)
Net increase (decrease) resulting from Portfolio share transactions	623	$8,573	(3,485)	$(50,289)

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 83% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$534,719	$20,155	$(10,032)	$10,123

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	USD	United States Dollar
DKK	Danish Krone	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	RPI	Retail Price Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT25SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

United States	51.2%
Netherlands	13.7%
Short-Term Instruments	7.6%
United Kingdom	6.6%
Brazil	5.1%
Other	15.8%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (01/31/2006)
PIMCO Global Bond Portfolio (Unhedged) Institutional Class	4.19%	6.60%	10.12%	8.26%
JPMorgan GBI Global FX NY Index Unhedged in USD±	0.37%	3.37%	7.75%	6.68%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Institutional Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,041.90	$1,021.08
Expenses Paid During Period*	$3.86	$3.82
Net Annualized Expense Ratio	0.76%	0.76%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

Positions in high-quality non-Agency mortgage-backed securities (“MBS”), commercial MBS, and asset-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Overweight positions in Mexican external sovereign bonds contributed to performance as emerging market external sovereign spreads tightened over U.S. Treasuries during the period.

»	Positions in European Agencies contributed to performance as spreads on these securities tightened over German bunds during the reporting period.

»	An overweight to duration (or sensitivity to changes in market interest rates) in Brazil and Mexico contributed to performance government yields fell in these countries over the reporting period.

»	An underweight to Japan duration detracted from performance as ten-year government yields fell over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Institutional Class
Net asset value beginning of year or period	$13.83		$13.49	$12.72	$12.25	$12.78	$12.06
Net investment income (a)	0.24		0.51	0.47	0.49	0.51	0.43
Net realized/unrealized gain (loss)	0.34		0.52	1.01	1.59	(0.59)	0.74
Total income (loss) from investment operations	0.58		1.03	1.48	2.08	(0.08)	1.17
Dividends from net investment income	(0.15)		(0.38)	(0.38)	(0.42)	(0.45)	(0.42)
Distributions from net realized capital gains	0.00		(0.31)	(0.33)	(1.19)	0.00	(0.03)
Total distributions	(0.15)		(0.69)	(0.71)	(1.61)	(0.45)	(0.45)
Net asset value end of year or period	$14.26		$13.83	$13.49	$12.72	$12.25	$12.78
Total return	4.19%		7.72%	11.81%	17.01%	(0.69)%	9.89%
Net assets end of year or period (000s)	$6,727		$7,766	$5,156	$3,143	$1,507	$229
Ratio of expenses to average net assets	0.76	%*	0.75%	0.76%	0.75%	0.86%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.42	%*	3.64%	3.55%	3.83%	4.10%	3.51%
Portfolio turnover rate	186	%**	506%	849%**	624%	661%	560%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$509,991
Repurchase agreements, at value	34,851
Cash	271
Deposits with counterparty	93
Foreign currency, at value	845
Receivable for investments sold	84,659
Receivable for Portfolio shares sold	382
Interest and dividends receivable	4,639
Variation margin receivable on financial derivative instruments	39
OTC swap premiums paid	11,493
Unrealized appreciation on foreign currency contracts	2,130
Unrealized appreciation on OTC swap agreements	9,245
Other assets	2
658,640

Liabilities:
Payable for investments purchased	$25,138
Payable for reverse repurchase agreements	18,063
Payable for sale-buyback financing transactions	7,655
Payable for short sales	66,686
Deposits from counterparty	18,706
Payable for Portfolio shares redeemed	303
Written options outstanding	276
Accrued investment advisory fees	108
Accrued supervisory and administrative fees	215
Accrued distribution fees	9
Accrued servicing fees	59
Variation margin payable on financial derivative instruments	389
OTC swap premiums received	4,785
Unrealized depreciation on foreign currency contracts	2,798
Unrealized depreciation on OTC swap agreements	4,765
149,955

Net Assets	$508,685

Net Assets Consist of:
Paid in capital	$454,149
Undistributed net investment income	25,674
Accumulated undistributed net realized gain	13,646
Net unrealized appreciation	15,216
$508,685

Net Assets:
Institutional Class	$6,727
Administrative Class	460,905
Advisor Class	41,053

Shares Issued and Outstanding:
Institutional Class	472
Administrative Class	32,330
Advisor Class	2,880

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.26
Administrative Class	14.26
Advisor Class	14.26

Cost of Investments	$499,865
Cost of Repurchase Agreements	$34,851
Cost of Foreign Currency Held	$825
Proceeds Received on Short Sales	$66,860
Premiums Received on Written Options	$1,371

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$10,349
Dividends	11
Miscellaneous income	6
Total Income	10,366

Expenses:
Investment advisory fees	615
Supervisory and administrative fees	1,230
Servicing fees – Administrative Class	344
Distribution and/or servicing fees – Advisor Class	51
Trustees’ fees	3
Interest expense	15
Total Expenses	2,258

Net Investment Income	8,108

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,105
Net realized gain on futures contracts	3,053
Net realized gain on written options	358
Net realized gain on swaps	4,576
Net realized (loss) on foreign currency transactions	(8,441)
Net change in unrealized appreciation on investments	11,093
Net change in unrealized (depreciation) on futures contracts	(2,517)
Net change in unrealized appreciation on written options	520
Net change in unrealized (depreciation) on swaps	(1,960)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,158
Net Gain	11,945

Net Increase in Net Assets Resulting from Operations	$20,053

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,108	$17,954
Net realized gain	2,651	35,902
Net change in unrealized appreciation (depreciation)	9,294	(14,455)
Net increase resulting from operations	20,053	39,401

Distributions to Shareholders:
From net investment income
Institutional Class	(68)	(169)
Administrative Class	(4,400)	(12,017)
Advisor Class	(384)	(1,058)
From net realized capital gains
Institutional Class	0	(167)
Administrative Class	0	(9,652)
Advisor Class	0	(965)

Total Distributions	(4,852)	(24,028)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	8,573	(50,289)

Total Increase (Decrease) in Net Assets	23,774	(34,916)

Net Assets:
Beginning of period	484,911	519,827
End of period*	$508,685	$484,911

*Including undistributed net investment income of:	$25,674	$22,418

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.4%

MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.597% due 05/25/2035		$277	$275
Puma Finance Ltd.
0.537% due 02/21/2038		219	211
3.990% due 08/22/2037	AUD	283	280
4.127% due 07/12/2036		80	80
Swan Trust
0.547% due 05/12/2037		$267	261
3.920% due 05/12/2037	AUD	367	365
Torrens Trust
4.007% due 10/19/2038		392	389

Total Australia (Cost $1,800)			1,861

BRAZIL 5.5%

CORPORATE BONDS & NOTES 4.1%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,497
Banco Santander Brasil S.A.
2.568% due 03/18/2014		$3,700	3,563
4.250% due 01/14/2016		200	199
4.500% due 04/06/2015		1,500	1,508
Banco Votorantim Ltd.
3.461% due 03/28/2014		2,400	2,397
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,774
BM&FBovespa S.A.
5.500% due 07/16/2020		300	321
BRF - Brasil Foods S.A.
5.875% due 06/06/2022		5,100	5,266
CSN Islands Corp.
6.875% due 09/21/2019		200	219
CSN Resources S.A.
6.500% due 07/21/2020		2,000	2,176

			20,920

SOVEREIGN ISSUES 1.4%
Brazil Government International Bond
4.875% due 01/22/2021		1,100	1,278
8.250% due 01/20/2034		3,700	5,827

			7,105

Total Brazil (Cost $27,106)			28,025

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,103

Total Canada (Cost $907)			1,103

CAYMAN ISLANDS 2.0%

ASSET-BACKED SECURITIES 2.0%
ARES CLO Ltd.
1.097% due 11/25/2020		$5,000	4,853
Avenue CLO Fund Ltd.
0.817% due 02/15/2017		3,585	3,547
Landmark CDO Ltd.
0.767% due 06/01/2017		1,044	1,020
1.017% due 01/15/2016		796	793

Total Cayman Islands (Cost $10,227)			10,213

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
6.625% due 04/04/2018		$100	$111

Total France (Cost $100)			111

GERMANY 1.4%

BANK LOAN OBLIGATIONS 0.1%
Fresenius Medical Care U.S. Finance, Inc.
1.836% due 03/31/2013		$740	741

CORPORATE BONDS & NOTES 1.0%
KFW
4.250% due 07/04/2014	EUR	2,200	3,002
6.250% due 05/19/2021	AUD	1,900	2,206

			5,208

SOVEREIGN ISSUES 0.3%
Free State of Bavaria
3.500% due 01/27/2016	EUR	1,049	1,452

Total Germany (Cost $7,264)			7,401

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)		$400	400

Total Guernsey, Channel Islands (Cost $400)			400

HONG KONG 1.0%

CORPORATE BONDS & NOTES 1.0%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$5,100	5,290

Total Hong Kong (Cost $5,093)			5,290

ITALY 1.5%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.823% due 12/12/2028	EUR	188	227

SOVEREIGN ISSUES 1.5%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)		2,670	2,657
4.000% due 02/01/2037		5,200	5,056

			7,713

Total Italy (Cost $8,824)			7,940

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,315	1,669

Total Jersey, Channel Islands (Cost $1,758)			1,669

MEXICO 3.2%

CORPORATE BONDS & NOTES 0.6%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,137
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,144

			3,281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
6.050% due 01/11/2040		$4,600	$5,957
10.000% due 12/05/2024	MXN	71,200	7,492

			13,449

Total Mexico (Cost $15,961)			16,730

NETHERLANDS 14.7%

CORPORATE BONDS & NOTES 2.2%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	10,118
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$500	562
Waha Aerospace BV
3.925% due 07/28/2020		425	444

			11,124

SOVEREIGN ISSUES 12.5%
Netherlands Government Bond
0.750% due 04/15/2015	EUR	13,400	17,076
2.500% due 01/15/2017		17,900	24,045
4.000% due 07/15/2016		7,800	11,074
4.000% due 07/15/2018		7,600	11,000
4.000% due 07/15/2019		300	438

			63,633

Total Netherlands (Cost $77,019)			74,757

NORWAY 0.9%

CORPORATE BONDS & NOTES 0.9%
DNB Bank ASA
3.200% due 04/03/2017		$2,700	2,735
Eksportfinans ASA
0.661% due 04/05/2013		100	97
1.600% due 03/20/2014	JPY	1,000	12
1.875% due 04/02/2013		$300	294
2.000% due 09/15/2015		400	358
2.375% due 05/25/2016		100	89
3.000% due 11/17/2014		200	190
5.500% due 05/25/2016		500	492
5.500% due 06/26/2017		200	194

Total Norway (Cost $4,429)			4,461

QATAR 1.1%

CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,208

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,379

Total Qatar (Cost $5,439)			5,587

RUSSIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	359

Total Russia (Cost $300)			359

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 1.1%

CORPORATE BONDS & NOTES 0.8%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	$532
5.750% due 05/22/2013	EUR	500	654
5.875% due 01/14/2015		$2,600	2,853

			4,039

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		200	216
5.750% due 04/16/2014		200	215
7.125% due 04/16/2019		700	887

			1,318

Total South Korea (Cost $5,245)			5,357

SPAIN 1.1%

SOVEREIGN ISSUES 1.1%
Spain Government International Bond
4.200% due 01/31/2037	EUR	6,400	5,578

Total Spain (Cost $5,402)			5,578

SWITZERLAND 1.9%

CORPORATE BONDS & NOTES 1.9%
UBS AG
5.875% due 12/20/2017		$8,500	9,510

Total Switzerland (Cost $8,698)			9,510

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,900	2,392

Total United Arab Emirates (Cost $2,066)			2,392

UNITED KINGDOM 7.0%

CORPORATE BONDS & NOTES 1.4%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,900	2,589
HBOS PLC
6.750% due 05/21/2018		$800	756
LBG Capital PLC
8.500% due 12/17/2021 (e)		1,200	1,118
Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	930
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,770

			7,163

SOVEREIGN ISSUES 5.6%
United Kingdom Gilt
3.750% due 09/07/2021		15,500	28,589

Total United Kingdom (Cost $33,966)			35,752

UNITED STATES 54.9%

ASSET-BACKED SECURITIES 5.2%
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		$1	1
0.945% due 10/25/2031		2	1
Carrington Mortgage Loan Trust
0.295% due 12/25/2036		124	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		$2,093	$2,045
Countrywide Asset-Backed Certificates
0.445% due 08/25/2034		225	204
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		29	10
Denver Arena Trust
6.940% due 11/15/2019		75	77
Home Equity Mortgage Trust
5.500% due 01/25/2037		189	47
Illinois Student Assistance Commission
1.516% due 04/25/2022		4,600	4,645
Morgan Stanley ABS Capital
1.045% due 07/25/2037		1,855	1,687
SACO, Inc.
0.365% due 05/25/2036		3	3
0.645% due 04/25/2035		9	4
Securitized Asset-Backed Receivables LLC
0.295% due 12/25/2036		11	5
SLC Student Loan Trust
0.918% due 06/15/2017		409	408
SLM Student Loan Trust
0.546% due 04/26/2021		748	746
0.586% due 01/27/2025		5,000	4,918
0.668% due 12/17/2018		72	71
0.945% due 01/25/2029		4,587	4,635
0.966% due 10/25/2017		1,417	1,422
South Carolina Student Loan Corp.
1.466% due 07/25/2025		5,100	5,151
Structured Asset Securities Corp.
0.645% due 05/25/2034		7	6
1.745% due 04/25/2035		28	24
Washington Mutual Asset-Backed Certificates
0.305% due 10/25/2036		71	45

			26,260

BANK LOAN OBLIGATIONS 1.3%
HCA, Inc.
2.495% due 11/17/2013		2,259	2,250
2.745% due 05/02/2016		938	920
Springleaf Finance Corp.
5.500% due 05/10/2017		1,800	1,700
Vodafone Americas Finance
6.875% due 08/17/2015		1,551	1,574

			6,444

CORPORATE BONDS & NOTES 17.9%
Ally Financial, Inc.
3.868% due 06/20/2014		1,100	1,095
6.750% due 12/01/2014		2,000	2,115
Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,392
American Express Credit Corp.
5.875% due 05/02/2013		200	208
American International Group, Inc.
6.765% due 11/15/2017	GBP	588	1,005
8.000% due 05/22/2068	EUR	1,700	2,085
8.175% due 05/15/2068		$1,600	1,744
AutoZone, Inc.
5.875% due 10/15/2012		100	101
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,155
7.250% due 02/01/2018		1,300	1,557

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boston Scientific Corp.
5.450% due 06/15/2014		$1,500	$1,608
6.400% due 06/15/2016		200	231
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,485
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	5,000
CIT Group, Inc.
5.250% due 04/01/2014		400	416
Citigroup, Inc.
0.746% due 11/05/2014		100	96
1.116% due 05/31/2017	EUR	100	104
3.625% due 11/30/2017		6,600	7,104
4.750% due 02/10/2019		200	221
6.125% due 05/15/2018		$500	559
8.125% due 07/15/2039		800	1,072
8.500% due 05/22/2019		2,700	3,341
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,126
CMS Energy Corp.
1.417% due 01/15/2013		200	201
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		1,150	1,317
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,056
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	4,894
Dragon LLC
1.972% due 03/12/2024		2,500	2,497
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	117
ERAC USA Finance LLC
5.800% due 10/15/2012		800	810
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	321
8.000% due 06/01/2014		1,800	1,998
8.700% due 10/01/2014		2,400	2,739
Goldman Sachs Group, Inc.
0.866% due 07/22/2015		500	462
0.969% due 01/12/2015		700	661
1.061% due 09/29/2014		800	769
3.700% due 08/01/2015		800	808
6.250% due 09/01/2017		500	544
International Lease Finance Corp.
5.550% due 09/05/2012		9,500	9,595
6.750% due 09/01/2016		1,300	1,404
7.125% due 09/01/2018		1,200	1,329
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	197
JPMorgan Chase Bank N.A.
1.136% due 05/31/2017	EUR	2,700	3,126
KB Home
5.875% due 01/15/2015		$1,200	1,194
Kraft Foods, Inc.
6.125% due 08/23/2018		500	610
Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,115
Masco Corp.
6.125% due 10/03/2016		200	214
Metropolitan Life Global Funding
5.125% due 04/10/2013		1,300	1,343
Mohawk Industries, Inc.
6.375% due 01/15/2016		1,000	1,107
Morgan Stanley
0.947% due 10/15/2015		1,000	892
1.160% due 04/13/2016	EUR	700	786

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nationwide Health Properties, Inc.
6.000% due 05/20/2015	$500	$543
Penske Truck Leasing Co. LP
3.125% due 05/11/2015	800	805
3.750% due 05/11/2017	1,800	1,817
Puget Energy, Inc.
6.500% due 12/15/2020	1,200	1,309
Sealed Air Corp.
5.625% due 07/15/2013	1,000	1,037
Springleaf Finance Corp.
4.875% due 07/15/2012	100	100
UAL Pass-Through Trust
10.400% due 05/01/2018	1,019	1,163
UST LLC
5.750% due 03/01/2018	1,000	1,142

		90,842

MORTGAGE-BACKED SECURITIES 14.2%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035	33	27
American Home Mortgage Assets LLC
0.435% due 05/25/2046	457	241
0.455% due 10/25/2046	609	285
Banc of America Funding Corp.
2.643% due 02/20/2036	655	603
5.888% due 04/25/2037	661	568
5.925% due 10/20/2046 ^	253	157
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	2,526	2,395
Banc of America Mortgage Securities, Inc.
3.092% due 05/25/2035	4,900	3,749
BCAP LLC Trust
0.415% due 01/25/2037 ^	484	254
5.250% due 04/26/2037	2,904	2,646
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	191	187
2.250% due 08/25/2035	5,487	5,112
2.570% due 03/25/2035	263	258
2.703% due 10/25/2033	27	27
2.738% due 08/25/2033	30	30
3.078% due 03/25/2035	76	75
3.123% due 05/25/2047	683	454
3.174% due 11/25/2034	19	19
3.189% due 05/25/2034	21	18
3.225% due 05/25/2034	69	67
Bear Stearns Alt-A Trust
1.245% due 09/25/2034	1,548	1,405
2.715% due 11/25/2035 ^	266	166
2.879% due 09/25/2035	213	147
5.543% due 08/25/2036 ^	363	213
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	173	97
CC Mortgage Funding Corp.
0.425% due 07/25/2036	167	101
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	400	445
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	105	99
2.340% due 09/25/2035	106	94
Countrywide Alternative Loan Trust
0.424% due 02/20/2047	368	181
0.439% due 12/20/2046	731	396
0.454% due 03/20/2046	223	112
0.454% due 07/20/2046	634	237
0.525% due 02/25/2037	282	152
0.595% due 05/25/2037 ^	147	74

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.647% due 11/25/2035	$62	$36
2.187% due 11/25/2035	62	37
5.250% due 06/25/2035	49	41
5.477% due 08/25/2036	76	76
5.517% due 11/25/2035 ^	561	343
6.000% due 04/25/2037 ^	122	74
6.250% due 08/25/2037 ^	65	40
6.500% due 06/25/2036 ^	317	179
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	134	88
0.535% due 04/25/2035	42	26
0.565% due 03/25/2035	162	84
0.575% due 02/25/2035	15	10
0.625% due 09/25/2034	17	10
2.610% due 02/20/2036	659	423
2.620% due 11/25/2034	42	35
2.902% due 08/25/2034	12	9
4.180% due 11/19/2033	50	50
5.750% due 12/25/2035	1,081	950
7.500% due 06/25/2035	2,041	2,036
Credit Suisse First Boston Mortgage Securities Corp.
2.672% due 08/25/2033	51	51
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	212	85
Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036 ^	616	360
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	19	17
6.250% due 08/25/2017	17	18
Greenpoint Mortgage Funding Trust
0.515% due 11/25/2045	15	9
GSR Mortgage Loan Trust
1.940% due 03/25/2033	27	27
2.651% due 09/25/2035	559	546
2.751% due 06/25/2034	14	13
Harborview Mortgage Loan Trust
0.433% due 01/19/2038	1,567	945
0.983% due 02/19/2034	3	3
0.997% due 12/19/2036	231	120
3.026% due 05/19/2033	50	49
Indymac Index Mortgage Loan Trust
4.821% due 09/25/2035	472	353
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	47	45
JPMorgan Mortgage Trust
2.365% due 11/25/2033	23	22
2.852% due 07/25/2035	279	273
3.055% due 07/25/2035	327	315
5.005% due 02/25/2035	31	32
MASTR Adjustable Rate Mortgages Trust
2.746% due 05/25/2034	1,124	1,004
MASTR Alternative Loans Trust
0.645% due 03/25/2036	65	12
Mellon Residential Funding Corp.
0.682% due 12/15/2030	18	17
Merrill Lynch Floating Trust
0.779% due 07/09/2021	653	641
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036	197	145
0.495% due 08/25/2036	40	35
2.498% due 02/25/2033	24	24
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	334
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035	12,746	11,750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nomura Asset Acceptance Corp.
2.742% due 10/25/2035	$35	$24
Residential Accredit Loans, Inc.
0.395% due 02/25/2047	232	103
0.425% due 06/25/2046	596	202
0.455% due 04/25/2046	252	98
RiverView HECM Trust
0.305% due 07/25/2047	2,092	1,778
Structured Adjustable Rate Mortgage Loan Trust
2.740% due 02/25/2034	27	26
2.751% due 09/25/2034	78	75
2.818% due 04/25/2034	73	65
Structured Asset Mortgage Investments, Inc.
0.435% due 07/25/2046	698	382
0.455% due 05/25/2046	164	76
0.465% due 05/25/2036	718	344
0.465% due 09/25/2047	600	239
0.493% due 07/19/2035	549	477
0.525% due 02/25/2036	841	462
0.823% due 07/19/2034	7	7
0.943% due 03/19/2034	13	11
Structured Asset Securities Corp.
5.000% due 05/25/2035	2,215	2,241
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	276	267
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	6,050	4,902
0.515% due 12/25/2045	3,195	2,542
0.535% due 10/25/2045	4,729	3,811
0.555% due 01/25/2045	14	12
0.565% due 01/25/2045	14	12
0.858% due 02/25/2047	653	395
1.547% due 08/25/2042	10	8
2.248% due 11/25/2036	1,576	1,125
2.390% due 02/27/2034	9	9
2.453% due 02/25/2033	215	208
2.453% due 06/25/2033	23	23
2.455% due 09/25/2033	1,727	1,742
2.578% due 03/25/2034	73	72
2.640% due 07/25/2046	312	243
2.713% due 02/25/2037	681	500
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.092% due 07/25/2046 ^	110	42
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 06/25/2034	3,296	3,240
2.622% due 03/25/2036	211	187
2.636% due 04/25/2036	46	44
2.651% due 02/25/2034	3,356	3,163
4.500% due 11/25/2018	30	31
4.750% due 10/25/2018	6	6

		72,079

MUNICIPAL BONDS & NOTES 3.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	307
Chicago Board of Education, Illinois General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	3,100	3,458
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,668
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	450

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	$1,300	$1,190
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,600	3,389
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,500	3,527
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	3,097
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	9
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,095	2,334

		19,429

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 07/30/2012 (e)	58	432
SLM Corp. CPI Linked Security
3.754% due 01/16/2018	3,100	70
4.651% due 03/15/2017	500	12

		514

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
0.365% due 03/25/2034	$15	15
0.395% due 08/25/2034	9	9
0.445% due 10/27/2037	1,600	1,591
2.054% due 10/01/2034	6	6
2.247% due 12/01/2034	13	14
2.485% due 11/01/2034	100	106
3.500% due 11/01/2025 - 08/01/2042	1,287	1,355
4.000% due 07/01/2042	10,000	10,649
5.500% due 05/01/2047	105	115
6.000% due 07/25/2044	49	54
Freddie Mac
0.472% due 02/15/2019	315	315
0.525% due 09/25/2031	38	35
0.742% due 04/15/2028	398	401
1.315% due 10/25/2044	81	81
2.346% due 02/01/2029	10	11
2.932% due 04/01/2037	86	93
6.000% due 04/15/2036	1,007	1,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
1.625% due 11/20/2024	$3	$3
6.000% due 09/20/2038	140	152

		16,177

U.S. TREASURY OBLIGATIONS 9.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (g)(h)(i)(j)	32,805	34,781
0.625% due 07/15/2021 (j)	817	911
1.125% due 01/15/2021	210	243
1.250% due 07/15/2020 (g)(j)	1,055	1,227
1.750% due 01/15/2028 (j)	1,538	1,932
2.000% due 01/15/2026	811	1,038
2.375% due 01/15/2025	854	1,128
2.375% due 01/15/2027	342	461
2.500% due 01/15/2029	1,179	1,640
U.S. Treasury Notes
2.000% due 02/15/2022	3,500	3,621

		46,982

Total United States (Cost $270,255)		278,727

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$200	225

Total Virgin Islands (British) (Cost $216)		225

SHORT-TERM INSTRUMENTS 8.1%

CERTIFICATES OF DEPOSIT 1.0%
Banco do Brasil S.A.
2.556% due 02/14/2014	$2,700	2,698
Itau Unibanco Holding S.A.
2.474% due 03/26/2013	2,700	2,654

		5,352

REPURCHASE AGREEMENTS 6.9%
Barclays Capital, Inc.
0.160% due 07/02/2012	4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400.)

Citigroup Global Markets, Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $5,618. Repurchase proceeds are $5,500)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.220% due 07/02/2012	$5,500	$5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	7,900	7,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2014 valued at $8,067. Repurchase proceeds are $7,900.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.250% due 11/15/2040 valued at $5,599. Repurchase proceeds are $5,500)
0.210% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Federal Farm Credit Bank 0.300% due 12/11/2014 valued at $5,612. Repurchase proceeds are $5,500)
State Street Bank and Trust Co.
0.010% due 07/02/2012	551	551
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $566. Repurchase proceeds are $551.)

		34,851

U.S. TREASURY BILLS 0.2%
0.146% due 09/06/2012 - 04/04/2013 (b)(j)	927	927

Total Short-Term Instruments (Cost $41,130)		41,130

PURCHASED OPTIONS (l) 0.1%
(Cost $1,111)		264

Total Investments 107.1% (Cost $534,716)		$544,842

Written Options (m) (0.1%) (Premiums $1,371)		(276)

Other Assets and Liabilities (Net) (7.0%)		(35,881)

Net Assets 100.0%		$508,685

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $16,515 at a weighted average interest rate of 0.159%.
(g)	Securities with an aggregate market value of $3,998 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(h)	On June 30, 2012, securities valued at $18,012 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.180%	06/08/2012	07/09/2012	$13,591	$(13,593)
BPG	0.250%	06/01/2012	10/01/2012	263	(263)
BOS	0.280%	06/22/2012	08/22/2012	4,207	(4,207)

					$(18,063)

(i)	Securities with an aggregate market value of $439 and cash of $24 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Bond September Futures	Long	09/2012	112	$(649)

(j)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $2,914 and cash of $69 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$	5,376	$121	$(27)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017		8,613	295	(34)
CDX.IG-16 5-Year Index	(1.000%	)	06/20/2016		8,200	(14)	(109)

						$402	$(170)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.500%	03/15/2016	CAD	12,500	$523	$536
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022		26,100	167	(13)
Receive	3-Month USD-LIBOR	2.500%	06/20/2022	$	3,400	(235)	(235)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		6,300	(285)	(249)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	AUD	23,000	(100)	30
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021	EUR	5,100	188	114
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GBP	4,600	652	670

						$910	$853

(k)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.085%	$	1,000	$(24)	$0	$(24)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.166%		100	0	0	0
Boston Scientific Corp.	MYC	(1.000%	)	06/20/2014	0.438%		1,500	(17)	7	(24)
Boston Scientific Corp.	UAG	(2.060%	)	06/20/2016	0.861%		200	(9)	0	(9)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.626%		5,900	(45)	266	(311)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.735%		4,700	372	(3)	375
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	1.600%		100	(4)	2	(6)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	2.593%		2,000	174	0	174
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	1.600%	EUR	6,600	(291)	247	(538)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	2.578%	$	1,000	96	63	33
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.392%		1,000	21	0	21
Credit Agricole S.A.	CBK	(1.000%	)	12/20/2016	2.971%	EUR	1,300	130	128	2
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	2.971%		800	80	81	(1)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.328%	$	2,000	(17)	46	(63)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.541%		4,500	92	472	(380)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.284%		800	(10)	0	(10)
International Lease Finance Corp.	BRC	(5.000%	)	09/20/2012	1.844%		9,500	(84)	772	(856)
JPMorgan Chase & Co.	FBF	(0.760%	)	12/20/2017	1.427%		1,000	34	0	34
KB Home	DUB	(5.000%	)	03/20/2015	4.688%		1,200	(11)	(93)	82

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	3.448%	$	2,000	$134	$0	$134
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.505%		1,000	(18)	0	(18)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.361%		1,000	(7)	0	(7)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.361%		1,000	(5)	0	(5)
Masco Corp.	FBF	(0.907%	)	12/20/2016	2.886%		200	16	0	16
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	1.178%		1,000	(14)	0	(14)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.192%		11,090	(47)	411	(458)
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.753%		500	(19)	0	(19)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.328%		1,000	(43)	0	(43)
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	0.754%		1,000	(4)	0	(4)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	11.029%		100	31	0	31
UBS AG	BOA	(2.280%	)	06/20/2018	1.897%		1,300	(28)	0	(28)
UBS AG	BRC	(2.250%	)	03/20/2014	1.276%	EUR	800	(18)	0	(18)
UBS AG	DUB	(1.000%	)	12/20/2017	1.871%	$	8,000	350	41	309
UST LLC	GST	(0.720%	)	03/20/2018	0.391%		1,000	(19)	0	(19)
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	0.826%		300	(3)	0	(3)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.826%		300	(3)	0	(3)
Vivendi S.A.	BPS	(1.743%	)	06/20/2013	0.826%		300	(3)	0	(3)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	2.102%		100	3	0	3
WPP PLC	BRC	(3.750%	)	06/20/2017	1.168%	GBP	1,000	(192)	0	(192)

								$598	$2,440	$(1,842)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.270%	$	700	$14	$11	$3
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%		700	15	16	(1)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.876%	EUR	100	1	(15)	16
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.876%	$	500	62	8	54
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%		1,100	134	9	125
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.907%		200	26	3	23
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.876%		300	37	2	35
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%		4,200	(39)	(40)	1
China Government International Bond	BRC	0.850%	12/20/2014	0.608%		1,600	10	0	10
China Government International Bond	JPM	0.820%	12/20/2014	0.608%		300	2	0	2
China Government International Bond	RYL	0.810%	12/20/2014	0.608%		2,400	12	0	12
China Government International Bond	RYL	0.815%	12/20/2014	0.608%		1,000	5	0	5
Republic of Italy Government Bond	BOA	1.000%	06/20/2017	4.050%	EUR	16,400	(2,654)	(3,165)	511
Republic of Italy Government Bond	BRC	1.000%	06/20/2017	4.050%		5,000	(809)	(950)	141
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	54,200	(4)	(69)	65

							$(3,188)	$(4,190)	$1,002

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	14,400	$1,981	$2,810	$(829)
iTraxx Europe Crossover 16 Index	DUB	(5.000%	)	12/20/2016		11,300	650	526	124
iTraxx Europe Crossover 16 Index	MYC	(5.000%	)	12/20/2016		49,200	2,835	3,316	(481)
iTraxx Europe Crossover 17 Index	CBK	(5.000%	)	06/20/2017		2,900	217	266	(49)
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		4,400	329	439	(110)
iTraxx Europe Crossover 17 Index	FBF	(5.000%	)	06/20/2017		2,000	150	186	(36)

							$6,162	$7,543	$(1,381)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized (Depreciation)
ABX.HE.AA.6-1 Index	FBF	0.320%	07/25/2045	$	475	$(257)	$(143)	$(114)
ABX.HE.AAA.6-2 Index	DUB	0.110%	05/25/2046		476	(234)	(145)	(89)

						$(491)	$(288)	$(203)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BRC	GBP	3,800	$172	$0	$172
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS	BRL	103,500	1,791	23	1,768
Pay	1-Year BRL-CDI	10.140%	01/02/2015	DUB		16,800	292	5	287
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	BRC	AUD	14,500	967	(82)	1,049
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	CBK		4,100	273	(30)	303
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	DUB		4,300	287	(23)	310
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM		400	27	(2)	29
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	UAG		2,200	147	(12)	159
Pay	6-Month JPY-LIBOR	0.450%	12/21/2012	RYL	JPY	8,400,000	59	(2)	61
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF		3,720,000	3,126	1,013	2,113
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,150,000	966	313	653

							$8,107	$1,203	$6,904

(l)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 25-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.750%	01/14/2013	$	4,500	$169	$79
Put - OTC 25-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	01/14/2013		8,800	372	154
Put - OTC 30-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		11,100	570	31

								$1,111	$264

(m)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	3.750%	01/14/2013	$	17,000	$211	$(90)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.750%	01/14/2013		33,200	456	(175)
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.850%	09/24/2012		25,800	573	(10)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	(1)

								$1,371	$(276)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2011	0	$64,900	EUR	17,100	$913
Sales	64	57,000		0	883
Closing Buys	(64)	(42,500)		0	(362)
Expirations	0	0		0	0
Exercised	0	(3,400)		0	(63)

Balance at 06/30/2012	0	$76,000	EUR	17,100	$1,371

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

(n)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	4.500%	08/01/2042	$1,000	$1,071	$(1,072)
Ginnie Mae	5.000%	08/01/2042	9,000	9,914	(9,895)
Ginnie Mae	5.500%	07/01/2042	38,000	42,251	(42,168)
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2022	12,774	13,624	(13,551)

				$66,860	$(66,686)

(6)	Market value includes $8 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	2,672	$	3,528	BPS	$147	$0	$147
07/2012		15,028		18,880	BRC	0	(140)	(140)
07/2012		3,438		4,377	CBK	27	0	27
07/2012		534		664	DUB	0	(12)	(12)
07/2012		10,574		13,971	HUS	589	0	589
07/2012		4,951		6,277	JPM	25	(13)	12
07/2012		260		328	RYL	0	(1)	(1)
07/2012		1,882		2,439	UAG	57	0	57
07/2012	IDR	17,265,587		1,820	HUS	0	(18)	(18)
07/2012		132,847		14	MSC	0	0	0
07/2012		17,132,740		1,819	UAG	0	(6)	(6)
07/2012	INR	222,799		4,045	BRC	52	0	52
07/2012	KRW	5,584,612		4,833	BRC	0	(41)	(41)
07/2012	$	118	EUR	90	BPS	0	(4)	(4)
07/2012		14,576		11,134	BRC	0	(485)	(485)
07/2012		10,185		7,785	FBF	4	(336)	(332)
07/2012		7,813		6,311	HUS	176	(2)	174
07/2012		300		242	JPM	6	0	6
07/2012		3,863		3,068	MSC	20	0	20
07/2012		450		355	UAG	3	(4)	(1)
07/2012		1,911	IDR	17,265,587	HUS	0	(73)	(73)
07/2012		14		132,847	MSC	0	0	0
07/2012		1,806		17,132,740	UAG	18	0	18
07/2012		99	INR	5,646	HUS	2	0	2
07/2012		4,251		217,153	JPM	0	(359)	(359)
07/2012		47,942	JPY	3,848,889	BPS	217	0	217
07/2012		10,705		857,412	CBK	24	0	24
07/2012		23,813		1,905,794	DUB	33	0	33
07/2012		61,392		4,930,487	UAG	309	0	309
07/2012		4,954	KRW	5,584,612	UAG	0	(80)	(80)
07/2012		13	MYR	39	JPM	0	0	0
07/2012		12	ZAR	97	DUB	0	0	0
08/2012	AUD	7,164	$	7,160	BOA	0	(146)	(146)
08/2012	MXN	93,538		7,134	CBK	151	0	151
08/2012	$	171	AUD	170	JPM	3	0	3
08/2012		98	BRL	192	BRC	0	(3)	(3)
08/2012		3,139	DKK	18,263	HUS	0	(26)	(26)
08/2012		1,941	SEK	13,899	DUB	64	0	64
08/2012		10,269	SGD	12,686	UAG	0	(255)	(255)
09/2012	CAD	27,416	$	26,672	UAG	0	(210)	(210)
09/2012	GBP	1,482		2,291	BPS	0	(29)	(29)
09/2012		63		97	HUS	0	(1)	(1)
09/2012	$	12,909	CAD	13,165	BRC	0	(1)	(1)
09/2012		13,293		13,562	JPM	4	0	4
09/2012		5,073		5,233	RBC	58	0	58
09/2012		102	GBP	65	JPM	0	0	0
09/2012		181		117	RYL	2	0	2
09/2012		4,810	KRW	5,584,612	BRC	41	0	41
10/2012	INR	5,646	$	97	HUS	0	(3)	(3)
10/2012	PHP	1,621		37	CBK	0	(2)	(2)
11/2012	TWD	684		23	BRC	0	0	0
01/2013	$	14	IDR	132,847	MSC	0	0	0
02/2013		341	CNY	2,199	DUB	3	0	3

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
02/2013	$	3,620	CNY	22,752	JPM	$0	$(56)	$(56)
08/2013	CNY	10,289	$	1,659	UAG	56	0	56
08/2013	$	4	CNY	28	DUB	0	0	0
01/2015		1,600		9,648	DUB	0	(124)	(124)
09/2015	CNY	2,378	$	400	JPM	39	0	39
09/2015	$	4,600	CNY	29,440	RYL	0	(126)	(126)
04/2016		500		2,965	DUB	0	(52)	(52)
04/2016		1,830		10,861	JPM	0	(190)	(190)

						$2,130	$(2,798)	$(668)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Mortgage-Backed Securities	$0	$1,861	$0	$1,861
Brazil
Corporate Bonds & Notes	0	20,920	0	20,920
Sovereign Issues	0	7,105	0	7,105
Canada
Corporate Bonds & Notes	0	1,103	0	1,103
Cayman Islands
Asset-Backed Securities	0	10,213	0	10,213
France
Corporate Bonds & Notes	0	111	0	111
Germany
Bank Loan Obligations	0	741	0	741
Corporate Bonds & Notes	0	5,208	0	5,208
Sovereign Issues	0	1,452	0	1,452
Guernsey, Channel Islands
Corporate Bonds & Notes	400	0	0	400
Hong Kong
Corporate Bonds & Notes	0	5,290	0	5,290
Italy
Asset-Backed Securities	0	227	0	227
Sovereign Issues	0	7,713	0	7,713
Jersey, Channel Islands
Asset-Backed Securities	0	0	1,669	1,669
Mexico
Corporate Bonds & Notes	0	3,281	0	3,281
Sovereign Issues	0	13,449	0	13,449
Netherlands
Corporate Bonds & Notes	0	11,124	0	11,124
Sovereign Issues	0	63,633	0	63,633
Norway
Corporate Bonds & Notes	0	4,461	0	4,461
Qatar
Corporate Bonds & Notes	0	2,208	0	2,208
Sovereign Issues	0	3,379	0	3,379
Russia
Corporate Bonds & Notes	0	359	0	359
South Korea
Corporate Bonds & Notes	0	4,039	0	4,039
Sovereign Issues	0	1,318	0	1,318
Spain
Sovereign Issues	0	5,578	0	5,578

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Switzerland
Corporate Bonds & Notes	$0	$9,510	$0	$9,510
United Arab Emirates
Sovereign Issues	0	2,392	0	2,392
United Kingdom
Corporate Bonds & Notes	0	7,163	0	7,163
Sovereign Issues	0	28,589	0	28,589
United States
Asset-Backed Securities	0	26,260	0	26,260
Bank Loan Obligations	0	6,444	0	6,444
Corporate Bonds & Notes	0	88,362	2,480	90,842
Mortgage-Backed Securities	0	67,655	4,424	72,079
Municipal Bonds & Notes	0	19,429	0	19,429
Preferred Securities	82	0	432	514
U.S. Government Agencies	0	16,177	0	16,177
U.S. Treasury Obligations	0	46,982	0	46,982
Virgin Islands (British)
Corporate Bonds & Notes	0	225	0	225
Short-Term Instruments
Certificates of Deposit	0	5,352	0	5,352
Repurchase Agreements	0	34,851	0	34,851
U.S. Treasury Bills	0	927	0	927
Purchased Options
Interest Rate Contracts	0	264	0	264
	$482	$535,355	$9,005	$544,842

Short Sales, at value	$0	$(66,686)	$0	$(66,686)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,341	0	2,341
Foreign Exchange Contracts	0	2,130	0	2,130
Interest Rate Contracts	0	8,254	0	8,254
	$0	$12,725	$0	$12,725

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4,935)	0	(4,935)
Foreign Exchange Contracts	0	(2,798)	0	(2,798)
Interest Rate Contracts	(649)	(773)	0	(1,422)
	$(649)	$(8,506)	$0	$(9,155)

Totals	$(167)	$472,888	$9,005	$481,726

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$2,376	$0	$0	$0	$0	$21	$0	$(2,397)	$0	$0
Jersey, Channel Islands
Asset-Backed Securities	2,428	0	(743)	0	(20)	4	0	0	1,669	(24)
United States
Corporate Bonds & Notes	2,493	0	(91)	0	(2)	80	0	0	2,480	87
Mortgage-Backed Securities	4,669	0	(194)	2	12	(65)	0	0	4,424	(72)
Preferred Securities	435	0	0	0	0	(3)	0	0	432	(3)

Totals	$12,401	$0	$(1,028)	$2	$(10)	$37	$0	$(2,397)	$9,005	$(12)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Jersey, Channel Islands
Asset-Backed Securities	$1,669	Benchmark Pricing	Base Price	103.02
United States
Corporate Bonds & Notes	2,480	Third Party Vendor	Broker Quote	114.13 - 114.50
Mortgage-Backed Securities	4,424	Third Party Vendor	Broker Quote	85.00 - 91.13
Preferred Securities	432	Benchmark Pricing	Base Price	100.18

Total	$9,005

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(q)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$264	$264
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	38	38
Unrealized appreciation on foreign currency contracts	0	0	0	2,130	0	2,130
Unrealized appreciation on OTC swap agreements	0	2,341	0	0	6,904	9,245

	$0	$2,341	$0	$2,130	$7,206	$11,677

Liabilities:
Written options outstanding	$0	$0	$0	$0	$276	$276
Variation margin payable on financial derivative instruments (2)	0	209	0	0	180	389
Unrealized depreciation on foreign currency contracts	0	0	0	2,798	0	2,798
Unrealized depreciation on OTC swap agreements	0	4,765	0	0	0	4,765

	$0	$4,974	$0	$2,798	$456	$8,228

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$28	$28
Net realized gain on futures contracts	0	0	0	0	3,053	3,053
Net realized gain on written options	0	0	0	0	358	358
Net realized gain (loss) on swaps	0	(3,508)	0	0	8,084	4,576
Net realized (loss) on foreign currency transactions	0	0	0	(9,133)	0	(9,133)

	$0	$(3,508)	$0	$(9,133)	$11,523	$(1,118)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(647)	$(647)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(2,517)	(2,517)
Net change in unrealized appreciation on written options	0	0	0	0	520	520
Net change in unrealized (depreciation) on swaps	0	(730)	0	0	(1,230)	(1,960)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2,130	0	2,130

	$0	$(730)	$0	$2,130	$(3,874)	$(2,474)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(649) and open centrally cleared swaps cumulative appreciation/(depreciation) of $683 as reported in the Notes to Schedule of Investments.

(r)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2,492)	$2,843	$351
BPS	322	(750)	(428)
BRC	(578)	778	200
CBK	777	(1,010)	(233)
DUB	1,469	(1,840)	(371)
FBF	2,818	(2,670)	148
GLM	(11)	0	(11)
GST	222	(400)	(178)
HUS	2,434	(2,210)	224
JPM	(262)	377	115
MSC	20	(160)	(140)
MYC	4,800	(8,855)	(4,055)
RBC	58	0	58
RYL	919	(870)	49
UAG	12	(700)	(688)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S.

Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations,

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Notes to Financial Statements (Cont.)

including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In

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connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and

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Notes to Financial Statements (Cont.)

Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the

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index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency

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Notes to Financial Statements (Cont.)

being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$759,305	$735,754	$166,318	$121,733

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	103	$1,440	328	$4,668
Administrative Class	4,587	64,082	13,186	184,171
Advisor Class	149	2,093	1,257	17,654
Issued as reinvestment of distributions
Institutional Class	5	68	24	336
Administrative Class	313	4,400	1,554	21,641
Advisor Class	27	384	145	2,023
Cost of shares redeemed
Institutional Class	(197)	(2,729)	(173)	(2,456)
Administrative Class	(4,039)	(56,636)	(18,851)	(264,807)
Advisor Class	(325)	(4,529)	(955)	(13,519)
Net increase (decrease) resulting from Portfolio share transactions	623	$8,573	(3,485)	$(50,289)

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 83% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$534,719	$20,155	$(10,032)	$10,123

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	USD	United States Dollar
DKK	Danish Krone	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	RPI	Retail Price Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT29SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

United States	51.2%
Netherlands	13.7%
Short-Term Instruments	7.6%
United Kingdom	6.6%
Brazil	5.1%
Other	15.8%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (10/31/2006)
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	4.08%	6.35%	9.85%	8.48%
JPMorgan GBI Global FX NY Index Unhedged in USD±	0.37%	3.37%	7.75%	6.86%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Advisor Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,040.80	$1,019.84
Expenses Paid During Period*	$5.12	$5.07
Net Annualized Expense Ratio	1.01%	1.01%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Positions in high-quality financial names, particularly in the U.S. and the U.K., contributed to performance as spreads on these securities narrowed over U.S. Treasuries and U.K. Gilts, respectively, during the reporting period.

»

Positions in high-quality non-Agency mortgage-backed securities (“MBS”), commercial MBS, and asset-backed securities contributed to performance as spreads on these securities narrowed over U.S. Treasuries during the reporting period.

»	Overweight positions in Mexican external sovereign bonds contributed to performance as emerging market external sovereign spreads tightened over U.S. Treasuries during the period.

»	Positions in European Agencies contributed to performance as spreads on these securities tightened over German bunds during the reporting period.

»	An overweight to duration (or sensitivity to changes in market interest rates) in Brazil and Mexico contributed to performance government yields fell in these countries over the reporting period.

»	An underweight to Japan duration detracted from performance as ten-year government yields fell over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Advisor Class
Net asset value beginning of year or period	$13.83		$13.49	$12.72	$12.25	$12.78	$12.06
Net investment income (a)	0.22		0.47	0.44	0.46	0.49	0.40
Net realized/unrealized gain (loss)	0.34		0.53	1.01	1.59	(0.60)	0.74
Total income (loss) from investment operations	0.56		1.00	1.45	2.05	(0.11)	1.14
Dividends from net investment income	(0.13)		(0.35)	(0.35)	(0.39)	(0.42)	(0.39)
Distributions from net realized capital gains	0.00		(0.31)	(0.33)	(1.19)	0.00	(0.03)
Total distributions	(0.13)		(0.66)	(0.68)	(1.58)	(0.42)	(0.42)
Net asset value end of year or period	$14.26		$13.83	$13.49	$12.72	$12.25	$12.78
Total return	4.08%		7.45%	11.53%	16.72%	(0.94)%	9.61%
Net assets end of year or period (000s)	$41,053		$41,899	$34,823	$15,149	$3,645	$11
Ratio of expenses to average net assets	1.01	%*	1.00%	1.01%	1.00%	1.12%	1.00%
Ratio of expenses to average net assets excluding interest expense	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	3.21	%*	3.38%	3.33%	3.55%	4.01%	3.25%
Portfolio turnover rate	186	%**	506%	849%**	624%	661%	560%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$509,991
Repurchase agreements, at value	34,851
Cash	271
Deposits with counterparty	93
Foreign currency, at value	845
Receivable for investments sold	84,659
Receivable for Portfolio shares sold	382
Interest and dividends receivable	4,639
Variation margin receivable on financial derivative instruments	39
OTC swap premiums paid	11,493
Unrealized appreciation on foreign currency contracts	2,130
Unrealized appreciation on OTC swap agreements	9,245
Other assets	2
658,640

Liabilities:
Payable for investments purchased	$25,138
Payable for reverse repurchase agreements	18,063
Payable for sale-buyback financing transactions	7,655
Payable for short sales	66,686
Deposits from counterparty	18,706
Payable for Portfolio shares redeemed	303
Written options outstanding	276
Accrued investment advisory fees	108
Accrued supervisory and administrative fees	215
Accrued distribution fees	9
Accrued servicing fees	59
Variation margin payable on financial derivative instruments	389
OTC swap premiums received	4,785
Unrealized depreciation on foreign currency contracts	2,798
Unrealized depreciation on OTC swap agreements	4,765
149,955

Net Assets	$508,685

Net Assets Consist of:
Paid in capital	$454,149
Undistributed net investment income	25,674
Accumulated undistributed net realized gain	13,646
Net unrealized appreciation	15,216
$508,685

Net Assets:
Institutional Class	$6,727
Administrative Class	460,905
Advisor Class	41,053

Shares Issued and Outstanding:
Institutional Class	472
Administrative Class	32,330
Advisor Class	2,880

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.26
Administrative Class	14.26
Advisor Class	14.26

Cost of Investments	$499,865
Cost of Repurchase Agreements	$34,851
Cost of Foreign Currency Held	$825
Proceeds Received on Short Sales	$66,860
Premiums Received on Written Options	$1,371

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$10,349
Dividends	11
Miscellaneous income	6
Total Income	10,366

Expenses:
Investment advisory fees	615
Supervisory and administrative fees	1,230
Servicing fees – Administrative Class	344
Distribution and/or servicing fees – Advisor Class	51
Trustees’ fees	3
Interest expense	15
Total Expenses	2,258

Net Investment Income	8,108

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,105
Net realized gain on futures contracts	3,053
Net realized gain on written options	358
Net realized gain on swaps	4,576
Net realized (loss) on foreign currency transactions	(8,441)
Net change in unrealized appreciation on investments	11,093
Net change in unrealized (depreciation) on futures contracts	(2,517)
Net change in unrealized appreciation on written options	520
Net change in unrealized (depreciation) on swaps	(1,960)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,158
Net Gain	11,945

Net Increase in Net Assets Resulting from Operations	$20,053

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,108	$17,954
Net realized gain	2,651	35,902
Net change in unrealized appreciation (depreciation)	9,294	(14,455)
Net increase resulting from operations	20,053	39,401

Distributions to Shareholders:
From net investment income
Institutional Class	(68)	(169)
Administrative Class	(4,400)	(12,017)
Advisor Class	(384)	(1,058)
From net realized capital gains
Institutional Class	0	(167)
Administrative Class	0	(9,652)
Advisor Class	0	(965)

Total Distributions	(4,852)	(24,028)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	8,573	(50,289)

Total Increase (Decrease) in Net Assets	23,774	(34,916)

Net Assets:
Beginning of period	484,911	519,827
End of period*	$508,685	$484,911

*Including undistributed net investment income of:	$25,674	$22,418

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.4%

MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.597% due 05/25/2035		$277	$275
Puma Finance Ltd.
0.537% due 02/21/2038		219	211
3.990% due 08/22/2037	AUD	283	280
4.127% due 07/12/2036		80	80
Swan Trust
0.547% due 05/12/2037		$267	261
3.920% due 05/12/2037	AUD	367	365
Torrens Trust
4.007% due 10/19/2038		392	389

Total Australia (Cost $1,800)			1,861

BRAZIL 5.5%

CORPORATE BONDS & NOTES 4.1%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,497
Banco Santander Brasil S.A.
2.568% due 03/18/2014		$3,700	3,563
4.250% due 01/14/2016		200	199
4.500% due 04/06/2015		1,500	1,508
Banco Votorantim Ltd.
3.461% due 03/28/2014		2,400	2,397
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,774
BM&FBovespa S.A.
5.500% due 07/16/2020		300	321
BRF - Brasil Foods S.A.
5.875% due 06/06/2022		5,100	5,266
CSN Islands Corp.
6.875% due 09/21/2019		200	219
CSN Resources S.A.
6.500% due 07/21/2020		2,000	2,176

			20,920

SOVEREIGN ISSUES 1.4%
Brazil Government International Bond
4.875% due 01/22/2021		1,100	1,278
8.250% due 01/20/2034		3,700	5,827

			7,105

Total Brazil (Cost $27,106)			28,025

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,103

Total Canada (Cost $907)			1,103

CAYMAN ISLANDS 2.0%

ASSET-BACKED SECURITIES 2.0%
ARES CLO Ltd.
1.097% due 11/25/2020		$5,000	4,853
Avenue CLO Fund Ltd.
0.817% due 02/15/2017		3,585	3,547
Landmark CDO Ltd.
0.767% due 06/01/2017		1,044	1,020
1.017% due 01/15/2016		796	793

Total Cayman Islands (Cost $10,227)			10,213

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
6.625% due 04/04/2018		$100	$111

Total France (Cost $100)			111

GERMANY 1.4%

BANK LOAN OBLIGATIONS 0.1%
Fresenius Medical Care U.S. Finance, Inc.
1.836% due 03/31/2013		$740	741

CORPORATE BONDS & NOTES 1.0%
KFW
4.250% due 07/04/2014	EUR	2,200	3,002
6.250% due 05/19/2021	AUD	1,900	2,206

			5,208

SOVEREIGN ISSUES 0.3%
Free State of Bavaria
3.500% due 01/27/2016	EUR	1,049	1,452

Total Germany (Cost $7,264)			7,401

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)		$400	400

Total Guernsey, Channel Islands (Cost $400)			400

HONG KONG 1.0%

CORPORATE BONDS & NOTES 1.0%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$5,100	5,290

Total Hong Kong (Cost $5,093)			5,290

ITALY 1.5%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.823% due 12/12/2028	EUR	188	227

SOVEREIGN ISSUES 1.5%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)		2,670	2,657
4.000% due 02/01/2037		5,200	5,056

			7,713

Total Italy (Cost $8,824)			7,940

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,315	1,669

Total Jersey, Channel Islands (Cost $1,758)			1,669

MEXICO 3.2%

CORPORATE BONDS & NOTES 0.6%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,137
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,144

			3,281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
6.050% due 01/11/2040		$4,600	$5,957
10.000% due 12/05/2024	MXN	71,200	7,492

			13,449

Total Mexico (Cost $15,961)			16,730

NETHERLANDS 14.7%

CORPORATE BONDS & NOTES 2.2%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	10,118
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$500	562
Waha Aerospace BV
3.925% due 07/28/2020		425	444

			11,124

SOVEREIGN ISSUES 12.5%
Netherlands Government Bond
0.750% due 04/15/2015	EUR	13,400	17,076
2.500% due 01/15/2017		17,900	24,045
4.000% due 07/15/2016		7,800	11,074
4.000% due 07/15/2018		7,600	11,000
4.000% due 07/15/2019		300	438

			63,633

Total Netherlands (Cost $77,019)			74,757

NORWAY 0.9%

CORPORATE BONDS & NOTES 0.9%
DNB Bank ASA
3.200% due 04/03/2017		$2,700	2,735
Eksportfinans ASA
0.661% due 04/05/2013		100	97
1.600% due 03/20/2014	JPY	1,000	12
1.875% due 04/02/2013		$300	294
2.000% due 09/15/2015		400	358
2.375% due 05/25/2016		100	89
3.000% due 11/17/2014		200	190
5.500% due 05/25/2016		500	492
5.500% due 06/26/2017		200	194

Total Norway (Cost $4,429)			4,461

QATAR 1.1%

CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,208

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,379

Total Qatar (Cost $5,439)			5,587

RUSSIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	359

Total Russia (Cost $300)			359

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 1.1%

CORPORATE BONDS & NOTES 0.8%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	$532
5.750% due 05/22/2013	EUR	500	654
5.875% due 01/14/2015		$2,600	2,853

			4,039

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		200	216
5.750% due 04/16/2014		200	215
7.125% due 04/16/2019		700	887

			1,318

Total South Korea (Cost $5,245)			5,357

SPAIN 1.1%

SOVEREIGN ISSUES 1.1%
Spain Government International Bond
4.200% due 01/31/2037	EUR	6,400	5,578

Total Spain (Cost $5,402)			5,578

SWITZERLAND 1.9%

CORPORATE BONDS & NOTES 1.9%
UBS AG
5.875% due 12/20/2017		$8,500	9,510

Total Switzerland (Cost $8,698)			9,510

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,900	2,392

Total United Arab Emirates (Cost $2,066)			2,392

UNITED KINGDOM 7.0%

CORPORATE BONDS & NOTES 1.4%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,900	2,589
HBOS PLC
6.750% due 05/21/2018		$800	756
LBG Capital PLC
8.500% due 12/17/2021 (e)		1,200	1,118
Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	930
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,770

			7,163

SOVEREIGN ISSUES 5.6%
United Kingdom Gilt
3.750% due 09/07/2021		15,500	28,589

Total United Kingdom (Cost $33,966)			35,752

UNITED STATES 54.9%

ASSET-BACKED SECURITIES 5.2%
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		$1	1
0.945% due 10/25/2031		2	1
Carrington Mortgage Loan Trust
0.295% due 12/25/2036		124	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		$2,093	$2,045
Countrywide Asset-Backed Certificates
0.445% due 08/25/2034		225	204
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		29	10
Denver Arena Trust
6.940% due 11/15/2019		75	77
Home Equity Mortgage Trust
5.500% due 01/25/2037		189	47
Illinois Student Assistance Commission
1.516% due 04/25/2022		4,600	4,645
Morgan Stanley ABS Capital
1.045% due 07/25/2037		1,855	1,687
SACO, Inc.
0.365% due 05/25/2036		3	3
0.645% due 04/25/2035		9	4
Securitized Asset-Backed Receivables LLC
0.295% due 12/25/2036		11	5
SLC Student Loan Trust
0.918% due 06/15/2017		409	408
SLM Student Loan Trust
0.546% due 04/26/2021		748	746
0.586% due 01/27/2025		5,000	4,918
0.668% due 12/17/2018		72	71
0.945% due 01/25/2029		4,587	4,635
0.966% due 10/25/2017		1,417	1,422
South Carolina Student Loan Corp.
1.466% due 07/25/2025		5,100	5,151
Structured Asset Securities Corp.
0.645% due 05/25/2034		7	6
1.745% due 04/25/2035		28	24
Washington Mutual Asset-Backed Certificates
0.305% due 10/25/2036		71	45

			26,260

BANK LOAN OBLIGATIONS 1.3%
HCA, Inc.
2.495% due 11/17/2013		2,259	2,250
2.745% due 05/02/2016		938	920
Springleaf Finance Corp.
5.500% due 05/10/2017		1,800	1,700
Vodafone Americas Finance
6.875% due 08/17/2015		1,551	1,574

			6,444

CORPORATE BONDS & NOTES 17.9%
Ally Financial, Inc.
3.868% due 06/20/2014		1,100	1,095
6.750% due 12/01/2014		2,000	2,115
Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,392
American Express Credit Corp.
5.875% due 05/02/2013		200	208
American International Group, Inc.
6.765% due 11/15/2017	GBP	588	1,005
8.000% due 05/22/2068	EUR	1,700	2,085
8.175% due 05/15/2068		$1,600	1,744
AutoZone, Inc.
5.875% due 10/15/2012		100	101
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,155
7.250% due 02/01/2018		1,300	1,557

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boston Scientific Corp.
5.450% due 06/15/2014		$1,500	$1,608
6.400% due 06/15/2016		200	231
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,485
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	5,000
CIT Group, Inc.
5.250% due 04/01/2014		400	416
Citigroup, Inc.
0.746% due 11/05/2014		100	96
1.116% due 05/31/2017	EUR	100	104
3.625% due 11/30/2017		6,600	7,104
4.750% due 02/10/2019		200	221
6.125% due 05/15/2018		$500	559
8.125% due 07/15/2039		800	1,072
8.500% due 05/22/2019		2,700	3,341
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,126
CMS Energy Corp.
1.417% due 01/15/2013		200	201
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		1,150	1,317
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,056
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	4,894
Dragon LLC
1.972% due 03/12/2024		2,500	2,497
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	117
ERAC USA Finance LLC
5.800% due 10/15/2012		800	810
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	321
8.000% due 06/01/2014		1,800	1,998
8.700% due 10/01/2014		2,400	2,739
Goldman Sachs Group, Inc.
0.866% due 07/22/2015		500	462
0.969% due 01/12/2015		700	661
1.061% due 09/29/2014		800	769
3.700% due 08/01/2015		800	808
6.250% due 09/01/2017		500	544
International Lease Finance Corp.
5.550% due 09/05/2012		9,500	9,595
6.750% due 09/01/2016		1,300	1,404
7.125% due 09/01/2018		1,200	1,329
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	197
JPMorgan Chase Bank N.A.
1.136% due 05/31/2017	EUR	2,700	3,126
KB Home
5.875% due 01/15/2015		$1,200	1,194
Kraft Foods, Inc.
6.125% due 08/23/2018		500	610
Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,115
Masco Corp.
6.125% due 10/03/2016		200	214
Metropolitan Life Global Funding
5.125% due 04/10/2013		1,300	1,343
Mohawk Industries, Inc.
6.375% due 01/15/2016		1,000	1,107
Morgan Stanley
0.947% due 10/15/2015		1,000	892
1.160% due 04/13/2016	EUR	700	786

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nationwide Health Properties, Inc.
6.000% due 05/20/2015	$500	$543
Penske Truck Leasing Co. LP
3.125% due 05/11/2015	800	805
3.750% due 05/11/2017	1,800	1,817
Puget Energy, Inc.
6.500% due 12/15/2020	1,200	1,309
Sealed Air Corp.
5.625% due 07/15/2013	1,000	1,037
Springleaf Finance Corp.
4.875% due 07/15/2012	100	100
UAL Pass-Through Trust
10.400% due 05/01/2018	1,019	1,163
UST LLC
5.750% due 03/01/2018	1,000	1,142

		90,842

MORTGAGE-BACKED SECURITIES 14.2%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035	33	27
American Home Mortgage Assets LLC
0.435% due 05/25/2046	457	241
0.455% due 10/25/2046	609	285
Banc of America Funding Corp.
2.643% due 02/20/2036	655	603
5.888% due 04/25/2037	661	568
5.925% due 10/20/2046 ^	253	157
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	2,526	2,395
Banc of America Mortgage Securities, Inc.
3.092% due 05/25/2035	4,900	3,749
BCAP LLC Trust
0.415% due 01/25/2037 ^	484	254
5.250% due 04/26/2037	2,904	2,646
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	191	187
2.250% due 08/25/2035	5,487	5,112
2.570% due 03/25/2035	263	258
2.703% due 10/25/2033	27	27
2.738% due 08/25/2033	30	30
3.078% due 03/25/2035	76	75
3.123% due 05/25/2047	683	454
3.174% due 11/25/2034	19	19
3.189% due 05/25/2034	21	18
3.225% due 05/25/2034	69	67
Bear Stearns Alt-A Trust
1.245% due 09/25/2034	1,548	1,405
2.715% due 11/25/2035 ^	266	166
2.879% due 09/25/2035	213	147
5.543% due 08/25/2036 ^	363	213
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	173	97
CC Mortgage Funding Corp.
0.425% due 07/25/2036	167	101
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	400	445
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	105	99
2.340% due 09/25/2035	106	94
Countrywide Alternative Loan Trust
0.424% due 02/20/2047	368	181
0.439% due 12/20/2046	731	396
0.454% due 03/20/2046	223	112
0.454% due 07/20/2046	634	237
0.525% due 02/25/2037	282	152
0.595% due 05/25/2037 ^	147	74

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.647% due 11/25/2035	$62	$36
2.187% due 11/25/2035	62	37
5.250% due 06/25/2035	49	41
5.477% due 08/25/2036	76	76
5.517% due 11/25/2035 ^	561	343
6.000% due 04/25/2037 ^	122	74
6.250% due 08/25/2037 ^	65	40
6.500% due 06/25/2036 ^	317	179
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	134	88
0.535% due 04/25/2035	42	26
0.565% due 03/25/2035	162	84
0.575% due 02/25/2035	15	10
0.625% due 09/25/2034	17	10
2.610% due 02/20/2036	659	423
2.620% due 11/25/2034	42	35
2.902% due 08/25/2034	12	9
4.180% due 11/19/2033	50	50
5.750% due 12/25/2035	1,081	950
7.500% due 06/25/2035	2,041	2,036
Credit Suisse First Boston Mortgage Securities Corp.
2.672% due 08/25/2033	51	51
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	212	85
Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036 ^	616	360
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	19	17
6.250% due 08/25/2017	17	18
Greenpoint Mortgage Funding Trust
0.515% due 11/25/2045	15	9
GSR Mortgage Loan Trust
1.940% due 03/25/2033	27	27
2.651% due 09/25/2035	559	546
2.751% due 06/25/2034	14	13
Harborview Mortgage Loan Trust
0.433% due 01/19/2038	1,567	945
0.983% due 02/19/2034	3	3
0.997% due 12/19/2036	231	120
3.026% due 05/19/2033	50	49
Indymac Index Mortgage Loan Trust
4.821% due 09/25/2035	472	353
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	47	45
JPMorgan Mortgage Trust
2.365% due 11/25/2033	23	22
2.852% due 07/25/2035	279	273
3.055% due 07/25/2035	327	315
5.005% due 02/25/2035	31	32
MASTR Adjustable Rate Mortgages Trust
2.746% due 05/25/2034	1,124	1,004
MASTR Alternative Loans Trust
0.645% due 03/25/2036	65	12
Mellon Residential Funding Corp.
0.682% due 12/15/2030	18	17
Merrill Lynch Floating Trust
0.779% due 07/09/2021	653	641
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036	197	145
0.495% due 08/25/2036	40	35
2.498% due 02/25/2033	24	24
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	334
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035	12,746	11,750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nomura Asset Acceptance Corp.
2.742% due 10/25/2035	$35	$24
Residential Accredit Loans, Inc.
0.395% due 02/25/2047	232	103
0.425% due 06/25/2046	596	202
0.455% due 04/25/2046	252	98
RiverView HECM Trust
0.305% due 07/25/2047	2,092	1,778
Structured Adjustable Rate Mortgage Loan Trust
2.740% due 02/25/2034	27	26
2.751% due 09/25/2034	78	75
2.818% due 04/25/2034	73	65
Structured Asset Mortgage Investments, Inc.
0.435% due 07/25/2046	698	382
0.455% due 05/25/2046	164	76
0.465% due 05/25/2036	718	344
0.465% due 09/25/2047	600	239
0.493% due 07/19/2035	549	477
0.525% due 02/25/2036	841	462
0.823% due 07/19/2034	7	7
0.943% due 03/19/2034	13	11
Structured Asset Securities Corp.
5.000% due 05/25/2035	2,215	2,241
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	276	267
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	6,050	4,902
0.515% due 12/25/2045	3,195	2,542
0.535% due 10/25/2045	4,729	3,811
0.555% due 01/25/2045	14	12
0.565% due 01/25/2045	14	12
0.858% due 02/25/2047	653	395
1.547% due 08/25/2042	10	8
2.248% due 11/25/2036	1,576	1,125
2.390% due 02/27/2034	9	9
2.453% due 02/25/2033	215	208
2.453% due 06/25/2033	23	23
2.455% due 09/25/2033	1,727	1,742
2.578% due 03/25/2034	73	72
2.640% due 07/25/2046	312	243
2.713% due 02/25/2037	681	500
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.092% due 07/25/2046 ^	110	42
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 06/25/2034	3,296	3,240
2.622% due 03/25/2036	211	187
2.636% due 04/25/2036	46	44
2.651% due 02/25/2034	3,356	3,163
4.500% due 11/25/2018	30	31
4.750% due 10/25/2018	6	6

		72,079

MUNICIPAL BONDS & NOTES 3.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	307
Chicago Board of Education, Illinois General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	3,100	3,458
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,668
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	450

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	$1,300	$1,190
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,600	3,389
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,500	3,527
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	3,097
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	9
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,095	2,334

		19,429

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 07/30/2012 (e)	58	432
SLM Corp. CPI Linked Security
3.754% due 01/16/2018	3,100	70
4.651% due 03/15/2017	500	12

		514

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
0.365% due 03/25/2034	$15	15
0.395% due 08/25/2034	9	9
0.445% due 10/27/2037	1,600	1,591
2.054% due 10/01/2034	6	6
2.247% due 12/01/2034	13	14
2.485% due 11/01/2034	100	106
3.500% due 11/01/2025 - 08/01/2042	1,287	1,355
4.000% due 07/01/2042	10,000	10,649
5.500% due 05/01/2047	105	115
6.000% due 07/25/2044	49	54
Freddie Mac
0.472% due 02/15/2019	315	315
0.525% due 09/25/2031	38	35
0.742% due 04/15/2028	398	401
1.315% due 10/25/2044	81	81
2.346% due 02/01/2029	10	11
2.932% due 04/01/2037	86	93
6.000% due 04/15/2036	1,007	1,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
1.625% due 11/20/2024	$3	$3
6.000% due 09/20/2038	140	152

		16,177

U.S. TREASURY OBLIGATIONS 9.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (g)(h)(i)(j)	32,805	34,781
0.625% due 07/15/2021 (j)	817	911
1.125% due 01/15/2021	210	243
1.250% due 07/15/2020 (g)(j)	1,055	1,227
1.750% due 01/15/2028 (j)	1,538	1,932
2.000% due 01/15/2026	811	1,038
2.375% due 01/15/2025	854	1,128
2.375% due 01/15/2027	342	461
2.500% due 01/15/2029	1,179	1,640
U.S. Treasury Notes
2.000% due 02/15/2022	3,500	3,621

		46,982

Total United States (Cost $270,255)		278,727

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$200	225

Total Virgin Islands (British) (Cost $216)		225

SHORT-TERM INSTRUMENTS 8.1%

CERTIFICATES OF DEPOSIT 1.0%
Banco do Brasil S.A.
2.556% due 02/14/2014	$2,700	2,698
Itau Unibanco Holding S.A.
2.474% due 03/26/2013	2,700	2,654

		5,352

REPURCHASE AGREEMENTS 6.9%
Barclays Capital, Inc.
0.160% due 07/02/2012	4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400.)

Citigroup Global Markets, Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $5,618. Repurchase proceeds are $5,500)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.220% due 07/02/2012	$5,500	$5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	7,900	7,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2014 valued at $8,067. Repurchase proceeds are $7,900.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.250% due 11/15/2040 valued at $5,599. Repurchase proceeds are $5,500)
0.210% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Federal Farm Credit Bank 0.300% due 12/11/2014 valued at $5,612. Repurchase proceeds are $5,500)
State Street Bank and Trust Co.
0.010% due 07/02/2012	551	551
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $566. Repurchase proceeds are $551.)

		34,851

U.S. TREASURY BILLS 0.2%
0.146% due 09/06/2012 - 04/04/2013 (b)(j)	927	927

Total Short-Term Instruments (Cost $41,130)		41,130

PURCHASED OPTIONS (l) 0.1%
(Cost $1,111)		264

Total Investments 107.1% (Cost $534,716)		$544,842

Written Options (m) (0.1%) (Premiums $1,371)		(276)

Other Assets and Liabilities (Net) (7.0%)		(35,881)

Net Assets 100.0%		$508,685

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $16,515 at a weighted average interest rate of 0.159%.
(g)	Securities with an aggregate market value of $3,998 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(h)	On June 30, 2012, securities valued at $18,012 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.180%	06/08/2012	07/09/2012	$13,591	$(13,593)
BPG	0.250%	06/01/2012	10/01/2012	263	(263)
BOS	0.280%	06/22/2012	08/22/2012	4,207	(4,207)

					$(18,063)

(i)	Securities with an aggregate market value of $439 and cash of $24 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Bond September Futures	Long	09/2012	112	$(649)

(j)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $2,914 and cash of $69 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$	5,376	$121	$(27)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017		8,613	295	(34)
CDX.IG-16 5-Year Index	(1.000%	)	06/20/2016		8,200	(14)	(109)

						$402	$(170)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.500%	03/15/2016	CAD	12,500	$523	$536
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022		26,100	167	(13)
Receive	3-Month USD-LIBOR	2.500%	06/20/2022	$	3,400	(235)	(235)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		6,300	(285)	(249)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	AUD	23,000	(100)	30
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021	EUR	5,100	188	114
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GBP	4,600	652	670

						$910	$853

(k)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.085%	$	1,000	$(24)	$0	$(24)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.166%		100	0	0	0
Boston Scientific Corp.	MYC	(1.000%	)	06/20/2014	0.438%		1,500	(17)	7	(24)
Boston Scientific Corp.	UAG	(2.060%	)	06/20/2016	0.861%		200	(9)	0	(9)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.626%		5,900	(45)	266	(311)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.735%		4,700	372	(3)	375
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	1.600%		100	(4)	2	(6)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	2.593%		2,000	174	0	174
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	1.600%	EUR	6,600	(291)	247	(538)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	2.578%	$	1,000	96	63	33
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.392%		1,000	21	0	21
Credit Agricole S.A.	CBK	(1.000%	)	12/20/2016	2.971%	EUR	1,300	130	128	2
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	2.971%		800	80	81	(1)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.328%	$	2,000	(17)	46	(63)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.541%		4,500	92	472	(380)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.284%		800	(10)	0	(10)
International Lease Finance Corp.	BRC	(5.000%	)	09/20/2012	1.844%		9,500	(84)	772	(856)
JPMorgan Chase & Co.	FBF	(0.760%	)	12/20/2017	1.427%		1,000	34	0	34
KB Home	DUB	(5.000%	)	03/20/2015	4.688%		1,200	(11)	(93)	82

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	3.448%	$	2,000	$134	$0	$134
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.505%		1,000	(18)	0	(18)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.361%		1,000	(7)	0	(7)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.361%		1,000	(5)	0	(5)
Masco Corp.	FBF	(0.907%	)	12/20/2016	2.886%		200	16	0	16
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	1.178%		1,000	(14)	0	(14)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.192%		11,090	(47)	411	(458)
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.753%		500	(19)	0	(19)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.328%		1,000	(43)	0	(43)
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	0.754%		1,000	(4)	0	(4)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	11.029%		100	31	0	31
UBS AG	BOA	(2.280%	)	06/20/2018	1.897%		1,300	(28)	0	(28)
UBS AG	BRC	(2.250%	)	03/20/2014	1.276%	EUR	800	(18)	0	(18)
UBS AG	DUB	(1.000%	)	12/20/2017	1.871%	$	8,000	350	41	309
UST LLC	GST	(0.720%	)	03/20/2018	0.391%		1,000	(19)	0	(19)
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	0.826%		300	(3)	0	(3)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.826%		300	(3)	0	(3)
Vivendi S.A.	BPS	(1.743%	)	06/20/2013	0.826%		300	(3)	0	(3)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	2.102%		100	3	0	3
WPP PLC	BRC	(3.750%	)	06/20/2017	1.168%	GBP	1,000	(192)	0	(192)

								$598	$2,440	$(1,842)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.270%	$	700	$14	$11	$3
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%		700	15	16	(1)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.876%	EUR	100	1	(15)	16
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.876%	$	500	62	8	54
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%		1,100	134	9	125
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.907%		200	26	3	23
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.876%		300	37	2	35
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%		4,200	(39)	(40)	1
China Government International Bond	BRC	0.850%	12/20/2014	0.608%		1,600	10	0	10
China Government International Bond	JPM	0.820%	12/20/2014	0.608%		300	2	0	2
China Government International Bond	RYL	0.810%	12/20/2014	0.608%		2,400	12	0	12
China Government International Bond	RYL	0.815%	12/20/2014	0.608%		1,000	5	0	5
Republic of Italy Government Bond	BOA	1.000%	06/20/2017	4.050%	EUR	16,400	(2,654)	(3,165)	511
Republic of Italy Government Bond	BRC	1.000%	06/20/2017	4.050%		5,000	(809)	(950)	141
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	54,200	(4)	(69)	65

							$(3,188)	$(4,190)	$1,002

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	14,400	$1,981	$2,810	$(829)
iTraxx Europe Crossover 16 Index	DUB	(5.000%	)	12/20/2016		11,300	650	526	124
iTraxx Europe Crossover 16 Index	MYC	(5.000%	)	12/20/2016		49,200	2,835	3,316	(481)
iTraxx Europe Crossover 17 Index	CBK	(5.000%	)	06/20/2017		2,900	217	266	(49)
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		4,400	329	439	(110)
iTraxx Europe Crossover 17 Index	FBF	(5.000%	)	06/20/2017		2,000	150	186	(36)

							$6,162	$7,543	$(1,381)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized (Depreciation)
ABX.HE.AA.6-1 Index	FBF	0.320%	07/25/2045	$	475	$(257)	$(143)	$(114)
ABX.HE.AAA.6-2 Index	DUB	0.110%	05/25/2046		476	(234)	(145)	(89)

						$(491)	$(288)	$(203)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BRC	GBP	3,800	$172	$0	$172
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS	BRL	103,500	1,791	23	1,768
Pay	1-Year BRL-CDI	10.140%	01/02/2015	DUB		16,800	292	5	287
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	BRC	AUD	14,500	967	(82)	1,049
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	CBK		4,100	273	(30)	303
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	DUB		4,300	287	(23)	310
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM		400	27	(2)	29
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	UAG		2,200	147	(12)	159
Pay	6-Month JPY-LIBOR	0.450%	12/21/2012	RYL	JPY	8,400,000	59	(2)	61
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF		3,720,000	3,126	1,013	2,113
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,150,000	966	313	653

							$8,107	$1,203	$6,904

(l)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 25-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.750%	01/14/2013	$	4,500	$169	$79
Put - OTC 25-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	01/14/2013		8,800	372	154
Put - OTC 30-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		11,100	570	31

								$1,111	$264

(m)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	3.750%	01/14/2013	$	17,000	$211	$(90)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.750%	01/14/2013		33,200	456	(175)
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.850%	09/24/2012		25,800	573	(10)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	(1)

								$1,371	$(276)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2011	0	$64,900	EUR	17,100	$913
Sales	64	57,000		0	883
Closing Buys	(64)	(42,500)		0	(362)
Expirations	0	0		0	0
Exercised	0	(3,400)		0	(63)

Balance at 06/30/2012	0	$76,000	EUR	17,100	$1,371

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

(n)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	4.500%	08/01/2042	$1,000	$1,071	$(1,072)
Ginnie Mae	5.000%	08/01/2042	9,000	9,914	(9,895)
Ginnie Mae	5.500%	07/01/2042	38,000	42,251	(42,168)
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2022	12,774	13,624	(13,551)

				$66,860	$(66,686)

(6)	Market value includes $8 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	2,672	$	3,528	BPS	$147	$0	$147
07/2012		15,028		18,880	BRC	0	(140)	(140)
07/2012		3,438		4,377	CBK	27	0	27
07/2012		534		664	DUB	0	(12)	(12)
07/2012		10,574		13,971	HUS	589	0	589
07/2012		4,951		6,277	JPM	25	(13)	12
07/2012		260		328	RYL	0	(1)	(1)
07/2012		1,882		2,439	UAG	57	0	57
07/2012	IDR	17,265,587		1,820	HUS	0	(18)	(18)
07/2012		132,847		14	MSC	0	0	0
07/2012		17,132,740		1,819	UAG	0	(6)	(6)
07/2012	INR	222,799		4,045	BRC	52	0	52
07/2012	KRW	5,584,612		4,833	BRC	0	(41)	(41)
07/2012	$	118	EUR	90	BPS	0	(4)	(4)
07/2012		14,576		11,134	BRC	0	(485)	(485)
07/2012		10,185		7,785	FBF	4	(336)	(332)
07/2012		7,813		6,311	HUS	176	(2)	174
07/2012		300		242	JPM	6	0	6
07/2012		3,863		3,068	MSC	20	0	20
07/2012		450		355	UAG	3	(4)	(1)
07/2012		1,911	IDR	17,265,587	HUS	0	(73)	(73)
07/2012		14		132,847	MSC	0	0	0
07/2012		1,806		17,132,740	UAG	18	0	18
07/2012		99	INR	5,646	HUS	2	0	2
07/2012		4,251		217,153	JPM	0	(359)	(359)
07/2012		47,942	JPY	3,848,889	BPS	217	0	217
07/2012		10,705		857,412	CBK	24	0	24
07/2012		23,813		1,905,794	DUB	33	0	33
07/2012		61,392		4,930,487	UAG	309	0	309
07/2012		4,954	KRW	5,584,612	UAG	0	(80)	(80)
07/2012		13	MYR	39	JPM	0	0	0
07/2012		12	ZAR	97	DUB	0	0	0
08/2012	AUD	7,164	$	7,160	BOA	0	(146)	(146)
08/2012	MXN	93,538		7,134	CBK	151	0	151
08/2012	$	171	AUD	170	JPM	3	0	3
08/2012		98	BRL	192	BRC	0	(3)	(3)
08/2012		3,139	DKK	18,263	HUS	0	(26)	(26)
08/2012		1,941	SEK	13,899	DUB	64	0	64
08/2012		10,269	SGD	12,686	UAG	0	(255)	(255)
09/2012	CAD	27,416	$	26,672	UAG	0	(210)	(210)
09/2012	GBP	1,482		2,291	BPS	0	(29)	(29)
09/2012		63		97	HUS	0	(1)	(1)
09/2012	$	12,909	CAD	13,165	BRC	0	(1)	(1)
09/2012		13,293		13,562	JPM	4	0	4
09/2012		5,073		5,233	RBC	58	0	58
09/2012		102	GBP	65	JPM	0	0	0
09/2012		181		117	RYL	2	0	2
09/2012		4,810	KRW	5,584,612	BRC	41	0	41
10/2012	INR	5,646	$	97	HUS	0	(3)	(3)
10/2012	PHP	1,621		37	CBK	0	(2)	(2)
11/2012	TWD	684		23	BRC	0	0	0
01/2013	$	14	IDR	132,847	MSC	0	0	0
02/2013		341	CNY	2,199	DUB	3	0	3

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
02/2013	$	3,620	CNY	22,752	JPM	$0	$(56)	$(56)
08/2013	CNY	10,289	$	1,659	UAG	56	0	56
08/2013	$	4	CNY	28	DUB	0	0	0
01/2015		1,600		9,648	DUB	0	(124)	(124)
09/2015	CNY	2,378	$	400	JPM	39	0	39
09/2015	$	4,600	CNY	29,440	RYL	0	(126)	(126)
04/2016		500		2,965	DUB	0	(52)	(52)
04/2016		1,830		10,861	JPM	0	(190)	(190)

						$2,130	$(2,798)	$(668)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Mortgage-Backed Securities	$0	$1,861	$0	$1,861
Brazil
Corporate Bonds & Notes	0	20,920	0	20,920
Sovereign Issues	0	7,105	0	7,105
Canada
Corporate Bonds & Notes	0	1,103	0	1,103
Cayman Islands
Asset-Backed Securities	0	10,213	0	10,213
France
Corporate Bonds & Notes	0	111	0	111
Germany
Bank Loan Obligations	0	741	0	741
Corporate Bonds & Notes	0	5,208	0	5,208
Sovereign Issues	0	1,452	0	1,452
Guernsey, Channel Islands
Corporate Bonds & Notes	400	0	0	400
Hong Kong
Corporate Bonds & Notes	0	5,290	0	5,290
Italy
Asset-Backed Securities	0	227	0	227
Sovereign Issues	0	7,713	0	7,713
Jersey, Channel Islands
Asset-Backed Securities	0	0	1,669	1,669
Mexico
Corporate Bonds & Notes	0	3,281	0	3,281
Sovereign Issues	0	13,449	0	13,449
Netherlands
Corporate Bonds & Notes	0	11,124	0	11,124
Sovereign Issues	0	63,633	0	63,633
Norway
Corporate Bonds & Notes	0	4,461	0	4,461
Qatar
Corporate Bonds & Notes	0	2,208	0	2,208
Sovereign Issues	0	3,379	0	3,379
Russia
Corporate Bonds & Notes	0	359	0	359
South Korea
Corporate Bonds & Notes	0	4,039	0	4,039
Sovereign Issues	0	1,318	0	1,318
Spain
Sovereign Issues	0	5,578	0	5,578

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Switzerland
Corporate Bonds & Notes	$0	$9,510	$0	$9,510
United Arab Emirates
Sovereign Issues	0	2,392	0	2,392
United Kingdom
Corporate Bonds & Notes	0	7,163	0	7,163
Sovereign Issues	0	28,589	0	28,589
United States
Asset-Backed Securities	0	26,260	0	26,260
Bank Loan Obligations	0	6,444	0	6,444
Corporate Bonds & Notes	0	88,362	2,480	90,842
Mortgage-Backed Securities	0	67,655	4,424	72,079
Municipal Bonds & Notes	0	19,429	0	19,429
Preferred Securities	82	0	432	514
U.S. Government Agencies	0	16,177	0	16,177
U.S. Treasury Obligations	0	46,982	0	46,982
Virgin Islands (British)
Corporate Bonds & Notes	0	225	0	225
Short-Term Instruments
Certificates of Deposit	0	5,352	0	5,352
Repurchase Agreements	0	34,851	0	34,851
U.S. Treasury Bills	0	927	0	927
Purchased Options
Interest Rate Contracts	0	264	0	264
	$482	$535,355	$9,005	$544,842

Short Sales, at value	$0	$(66,686)	$0	$(66,686)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,341	0	2,341
Foreign Exchange Contracts	0	2,130	0	2,130
Interest Rate Contracts	0	8,254	0	8,254
	$0	$12,725	$0	$12,725

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4,935)	0	(4,935)
Foreign Exchange Contracts	0	(2,798)	0	(2,798)
Interest Rate Contracts	(649)	(773)	0	(1,422)
	$(649)	$(8,506)	$0	$(9,155)

Totals	$(167)	$472,888	$9,005	$481,726

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$2,376	$0	$0	$0	$0	$21	$0	$(2,397)	$0	$0
Jersey, Channel Islands
Asset-Backed Securities	2,428	0	(743)	0	(20)	4	0	0	1,669	(24)
United States
Corporate Bonds & Notes	2,493	0	(91)	0	(2)	80	0	0	2,480	87
Mortgage-Backed Securities	4,669	0	(194)	2	12	(65)	0	0	4,424	(72)
Preferred Securities	435	0	0	0	0	(3)	0	0	432	(3)

Totals	$12,401	$0	$(1,028)	$2	$(10)	$37	$0	$(2,397)	$9,005	$(12)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Jersey, Channel Islands
Asset-Backed Securities	$1,669	Benchmark Pricing	Base Price	103.02
United States
Corporate Bonds & Notes	2,480	Third Party Vendor	Broker Quote	114.13 - 114.50
Mortgage-Backed Securities	4,424	Third Party Vendor	Broker Quote	85.00 - 91.13
Preferred Securities	432	Benchmark Pricing	Base Price	100.18

Total	$9,005

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(q)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$264	$264
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	38	38
Unrealized appreciation on foreign currency contracts	0	0	0	2,130	0	2,130
Unrealized appreciation on OTC swap agreements	0	2,341	0	0	6,904	9,245

	$0	$2,341	$0	$2,130	$7,206	$11,677

Liabilities:
Written options outstanding	$0	$0	$0	$0	$276	$276
Variation margin payable on financial derivative instruments (2)	0	209	0	0	180	389
Unrealized depreciation on foreign currency contracts	0	0	0	2,798	0	2,798
Unrealized depreciation on OTC swap agreements	0	4,765	0	0	0	4,765

	$0	$4,974	$0	$2,798	$456	$8,228

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$28	$28
Net realized gain on futures contracts	0	0	0	0	3,053	3,053
Net realized gain on written options	0	0	0	0	358	358
Net realized gain (loss) on swaps	0	(3,508)	0	0	8,084	4,576
Net realized (loss) on foreign currency transactions	0	0	0	(9,133)	0	(9,133)

	$0	$(3,508)	$0	$(9,133)	$11,523	$(1,118)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(647)	$(647)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(2,517)	(2,517)
Net change in unrealized appreciation on written options	0	0	0	0	520	520
Net change in unrealized (depreciation) on swaps	0	(730)	0	0	(1,230)	(1,960)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2,130	0	2,130

	$0	$(730)	$0	$2,130	$(3,874)	$(2,474)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(649) and open centrally cleared swaps cumulative appreciation/(depreciation) of $683 as reported in the Notes to Schedule of Investments.

(r)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2,492)	$2,843	$351
BPS	322	(750)	(428)
BRC	(578)	778	200
CBK	777	(1,010)	(233)
DUB	1,469	(1,840)	(371)
FBF	2,818	(2,670)	148
GLM	(11)	0	(11)
GST	222	(400)	(178)
HUS	2,434	(2,210)	224
JPM	(262)	377	115
MSC	20	(160)	(140)
MYC	4,800	(8,855)	(4,055)
RBC	58	0	58
RYL	919	(870)	49
UAG	12	(700)	(688)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S.

Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations,

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In

28	PIMCO VARIABLE INSURANCE TRUST

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connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and

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Notes to Financial Statements (Cont.)

Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the

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index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency

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Notes to Financial Statements (Cont.)

being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the

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settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.
8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing

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Notes to Financial Statements (Cont.)

money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$759,305	$735,754	$166,318	$121,733

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12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	103	$1,440	328	$4,668
Administrative Class	4,587	64,082	13,186	184,171
Advisor Class	149	2,093	1,257	17,654
Issued as reinvestment of distributions
Institutional Class	5	68	24	336
Administrative Class	313	4,400	1,554	21,641
Advisor Class	27	384	145	2,023
Cost of shares redeemed
Institutional Class	(197)	(2,729)	(173)	(2,456)
Administrative Class	(4,039)	(56,636)	(18,851)	(264,807)
Advisor Class	(325)	(4,529)	(955)	(13,519)
Net increase (decrease) resulting from Portfolio share transactions	623	$8,573	(3,485)	$(50,289)

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 83% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$534,719	$20,155	$(10,032)	$10,123

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	USD	United States Dollar
DKK	Danish Krone	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	RPI	Retail Price Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT27SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Global Diversified Allocation Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”) and other affiliated, including PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 30, 2012 (the date the Portfolio commenced operations) to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Global Diversified Allocation Portfolio

Allocation Breakdown‡

Mutual Funds	59.6%
Short-Term Instruments	29.3%
Exchange-Traded Funds	9.5%
Purchased Options	1.6%
‡	% of Total Investments as of 06/30/12

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2012
Class Inception (04/30/2012)
PIMCO Global Diversified Allocation Portfolio Administrative Class	-2.10%
MSCI World Index±	-3.98%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	-1.89%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.49% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12) (a)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$979.00	$1,022.23
Expenses Paid During Period*	$0.87	$2.66
Net Annualized Expense Ratio**	0.53%	0.53%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/30/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since the inception date of 4/30/12). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Diversified Allocation Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index, by investing in a combination of Acquired Funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments, forwards and derivatives. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”).

»	The Portfolio commenced operations on April 30, 2012.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Diversified Allocation Portfolio

Selected Per Share Data for the Period Ended:	04/30/2012-06/30/2012+

Administrative Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.00	^
Net realized/unrealized (loss)	(0.21)
Total (loss) from investment operations	(0.21)
Net asset value end of period	$9.79
Total return	(2.10)%
Net assets end of period (000s)	$7,496
Ratio of expenses to average net assets	0.53	%*
Ratio of expenses to average net assets excluding waivers	1.00	%*
Ratio of net investment income to average net assets	0.17	%*
Portfolio turnover rate	0	%**

+	Unaudited
*	Annualized
^	Reflect an amount rounding to less than one cent.
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$113
Investments in Affiliates, at value	6,827
Repurchase agreements, at value	331
Cash	1
Deposits with counterparty	133
Receivable for Portfolio shares sold	68
Dividends receivable from Affiliates	2
Variation margin receivable on financial derivative instruments	65
7,540

Liabilities:
Payable for investments in Affiliates purchased	$41
Accrued supervisory and administrative fees	2
Accrued servicing fees	1
44

Net Assets	$7,496

Net Assets Consist of:
Paid in capital	$7,500
Undistributed net investment income	1
Accumulated undistributed net realized (loss)	(78)
Net unrealized appreciation	73
$7,496

Net Assets:
Administrative Class	$7,496

Shares Issued and Outstanding:
Administrative Class	765

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$9.79

Cost of Investments	$119
Cost of Investments in Affiliates	$6,809
Cost of Repurchase Agreements	$331

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands)	Period Ended April 30, 2012 - June 30, 2012

Investment Income:
Dividends from Affiliate investments	$5
Total Income	5

Expenses:
Investment advisory fees	4
Supervisory and administrative fees	3
Servicing fees – Administrative Class	1
Total Expenses	8
Waiver and/or Reimbursement by PIMCO	(4)
Net Expenses	4

Net Investment Income	1

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on futures contracts	(78)
Net change in unrealized (depreciation) on investments	(6)
Net change in unrealized appreciation on Affiliate investments	18
Net change in unrealized appreciation on futures contracts	61
Net (Loss)	(5)

Net (Decrease) in Net Assets Resulting from Operations	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statement of Changes in Net Assets PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands)	Period Ended April 30, 2012 - June 30, 2012

Increase in Net Assets from:

Operations:
Net investment income	$1
Net realized (loss)	(78)
Net change in unrealized appreciation	55
Net change in unrealized appreciation on Affiliate investments	18
Net (decrease) resulting from operations	(4)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	7,500

Total Increase in Net Assets	7,496

Net Assets:
Beginning of period	0
End of period*	$7,496

*Including undistributed net investment income of:	$1

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Diversified Allocation Portfolio

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 57.9%
PIMCO EqSTM Emerging Markets Fund	45,254	$361
PIMCO EqS Pathfinder Fund®	181,968	1,840
PIMCO Global Advantage® Strategy Bond Fund	61,196	697
PIMCO Total Return Fund IV	132,066	1,439

Total Mutual Funds (Cost $4,316)		4,337

EXCHANGE-TRADED FUNDS 9.2%
PIMCO Broad U.S. TIPS Index Fund (a)	11,520	690

Total Exchange-Traded Funds (Cost $693)		690

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 28.4%

REPURCHASE AGREEMENTS 4.4%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$331	$331

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $343. Repurchase proceeds are $331.)

	SHARES	MARKET VALUE (000s)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 24.0%
PIMCO Short-Term Floating NAV Portfolio	179,643	$1,800

Total Short-Term Instruments (Cost $2,131)		2,131

PURCHASED OPTIONS (d) 1.5%
(Cost $119)		113

Total Investments 97.0% (Cost $7,259)		$7,271

Other Assets and Liabilities (Net) 3.0%		225

Net Assets 100.0%		$7,496

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.
(c)	Cash of $133 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Long	09/2012	38	$61

(d)	Purchased options outstanding on June 30, 2012:

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,175.000	03/16/2013	24	$119	$113

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$4,337	$0	$0	$4,337
Exchange-Traded Funds	690	0	0	690
Short-Term Instruments
Repurchase Agreements	0	331	0	331
PIMCO Short-Term Floating NAV Portfolio	1,800	0	0	1,800
Purchased Options
Equity Contracts	113	0	0	113
	$6,940	$331	$0	$7,271

Financial Derivative Instruments (2) - Assets
Equity Contracts	$61	$0	$0	$61

Totals	$7,001	$331	$0	$7,332

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)

June 30, 2012 (Unaudited)

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$113	$0	$0	$113
Variation margin receivable on financial derivative instruments (2)	0	0	65	0	0	65

	$0	$0	$178	$0	$0	$178

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on futures contracts	$0	$0	$(78)	$0	$0	$(78)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(6)	$0	$0	$(6)
Net change in unrealized appreciation on futures contracts	0	0	61	0	0	61

	$0	$0	$55	$0	$0	$55

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $61 as reported in the Notes to Schedule of Investments.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing in a combination of acquired funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Act, equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (except commodity-related Underlying PIMCO Funds). The Portfolio may invest up to 10% of its total assets in commodity-related investments (including investment in commodity-related Underlying PIMCO Funds).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(c) New Accounting Pronouncement  In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to

SEMIANNUAL REPORT	JUNE 30, 2012	13

Notes to Financial Statements (Cont.)

Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair

SEMIANNUAL REPORT	JUNE 30, 2012	15

Notes to Financial Statements (Cont.)

values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 5, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

7. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more

SEMIANNUAL REPORT	JUNE 30, 2012	17

Notes to Financial Statements (Cont.)

sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Underlying PIMCO Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Underlying PIMCO Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except

PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2013, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2012, the amount was $3,518.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed in the Statement of Assets and Liabilities.

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2012 (amounts in thousands):

Underlying PIMCO Funds	Market Value 04/30/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO Broad U.S. TIPS Index Fund	$0	$693	$0	$0	$(3)	$690	$5
PIMCO EqSTM Emerging Markets Fund	0	364	0	0	(3)	361	0
PIMCO EqS Pathfinder Fund®	0	1,822	0	0	18	1,840	0
PIMCO Global Advantage® Strategy Bond Fund	0	699	0	0	(2)	697	0
PIMCO Short-Term Floating NAV Portfolio	0	1,800	0	0	0	1,800	0
PIMCO Total Return Fund IV	0	1,431	0	0	8	1,439	0
Totals	$0	$6,809	$0	$0	$18	$6,827	$5

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g.,

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$5,009	$0

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 04/30/2012 to 06/30/2012
	Shares	Amount

Receipts for shares sold
Administrative Class	801	$7,843
Issued as reinvestment of distributions
Administrative Class	0	0
Cost of shares redeemed
Administrative Class	(36)	(343)
Net increase resulting from Portfolio share transactions	765	$7,500

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 100% of the Portfolio. Allianz Asset Management, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio, through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets through indirect investments in a Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s indirect investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$7,259	$26	$(14)	$12

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

22	PIMCO VARIABLE INSURANCE TRUST

Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for the PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Diversified Allocation Portfolio

(Unaudited)

On November 8, 2011, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including all of the independent Trustees (the “Independent Trustees”), approved the Trust’s Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) and the Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the PIMCO Global Multi-Asset Managed Volatility Portfolio, a new series of the Trust, for an initial two-year term.

On February 28, 2012, the Board of the Trust, including all of the Independent Trustees, approved the Agreements with PIMCO on behalf of the PIMCO Global Diversified Allocation Portfolio, a new series of the Trust (together with the PIMCO Global Multi-Asset Managed Volatility Portfolio, the “New Portfolios”), for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  The Trustees received a wide variety of materials relating to the services to be provided by PIMCO. The Board reviewed information relating to proposed portfolio operations, including the New Portfolios’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services proposed to be provided by PIMCO to the Trust. In considering whether to approve the Agreements, the Board also reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of portfolios with investment objectives and policies similar to those of the New Portfolios. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Portfolios.

(b) Review Process:  In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for portfolios in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the New Portfolios and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services to be provided by PIMCO to the other series of the Trust under the Agreements.

The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO will provide or procure supervisory and administrative services and bears the costs of various third party services required by the New Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers to assure that these service providers provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Portfolios and their shareholders.

SEMIANNUAL REPORT	JUNE 30, 2012	23

Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for the PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Diversified Allocation Portfolio (Cont.)

3. INVESTMENT PERFORMANCE

As the New Portfolios had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO strives to price portfolios with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for the New Portfolios, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to potential investors.

The Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Portfolio (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar portfolios. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other portfolios in a “Peer Group Expense Comparison” of comparable portfolios, as well as the universe of other similar portfolios. The Board compared the New Portfolios’ total expenses to other portfolios in the Peer Group Expense Comparisons provided by Lipper and found the New Portfolios’ total expenses to be reasonable.

At the time the Board considered the Agreements, PIMCO managed a separate account with a similar investment strategy to that of the PIMCO Global Multi-Asset Managed Volatility Portfolio. The Board considered the New Portfolio’s advisory fee in comparison to the advisory fee charged to the separate account and also considered the differences in services provided to the Portfolio, the manner in which similar portfolios may be managed, the different requirements with respect to liquidity management and the implementation of regulatory requirements and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. At the time the Board considered the Agreements, PIMCO did not manage any separate accounts with similar investment strategies to the PIMCO Global Diversified Allocation Portfolio; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO will provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates portfolio fees that are fixed, rather than variable. The Board concluded that the New Portfolios’ proposed supervisory and administrative fee is reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on portfolio fees that would be beneficial to the New Portfolios and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Portfolio fees at competitive levels, in effect, setting the fees as if each New Portfolio was already at scale.

The Board also noted that PIMCO had contractually agreed to reduce total annual portfolio operating expenses for each class of each New Portfolio by waiving a portion of its supervisory and administrative fee, or reimbursing the New Portfolio, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a class of a New Portfolio exceeds 0.49 basis points in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Portfolios, are reasonable and approval of the Agreements would likely benefit the New Portfolios and their shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Portfolios are newly organized, information regarding PIMCO’s costs in providing services to the New Portfolios and the profitability of PIMCO’s relationship with the New Portfolios was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each New Portfolio’s overall expense ratio).

The Board concluded that the New Portfolios’ proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the New Portfolios, to the benefit of the New Portfolios’ shareholders.

24	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to the New Portfolios and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the New Portfolios’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the New Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to the New Portfolios and their shareholders, that the New Portfolios’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the New Portfolios, and that the approval of the Agreements was in the best interests of the New Portfolios and their shareholders.

SEMIANNUAL REPORT	JUNE 30, 2012	25

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT30SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Global Multi-Asset Managed Volatility Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”) and other affiliated, including PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio or an Acquired Fund may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 27, 2012 (the date the Portfolio commenced operations) to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Global Multi-Asset Managed Volatility Portfolio

Allocation Breakdown‡

Mutual Funds	55.8%
Short-Term Instruments	25.7%
Exchange-Traded Funds	18.1%
Purchased Options	0.4%
‡	% of Total Investments as of 06/30/12

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2012
Class Inception (04/27/2012)
PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class	-2.70%
MSCI World Index±	-4.30%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	-2.06%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.73% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12) (a)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$973.00	$1,021.08
Expenses Paid During Period*	$1.27	$3.82
Net Annualized Expense Ratio**	0.76%	0.76%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by 62/366 (to reflect the period since the inception date of 4/27/12). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Managed Volatility Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage downside risks and total portfolio volatility. PIMCO evaluates these three steps daily and uses varying combinations of Acquired Funds and/or direct investments to implement the three steps within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»	The Portfolio commenced operations on April 27, 2012.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Managed Volatility Portfolio

Selected Per Share Data for the Period Ended:	04/27/2012-06/30/2012+

Administrative Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.03
Net realized/unrealized (loss)	(0.30)
Total (loss) from investment operations	(0.27)
Net asset value end of period	$9.73
Total return	(2.70)%
Net assets end of period (000s)	$9,803
Ratio of expenses to average net assets	0.76	%*
Ratio of expenses to average net assets excluding waivers	1.27	%*
Ratio of net investment income to average net assets	1.60	%*
Portfolio turnover rate	3	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$1,672
Investments in Affiliates, at value	7,409
Repurchase agreements, at value	319
Cash	117
Deposits with counterparty	89
Foreign currency, at value	7
Receivable for Portfolio shares sold	239
Dividends receivable from Affiliates	8
Variation margin receivable on financial derivative instruments	29
Unrealized appreciation on foreign currency contracts	9
Unrealized appreciation on OTC swap agreements	16
9,914

Liabilities:
Payable for investments purchased	$88
Payable for investments in Affiliates purchased	1
Written options outstanding	4
Accrued investment advisory fees	4
Accrued servicing fees	1
Variation margin payable on financial derivative instruments	4
Unrealized depreciation on foreign currency contracts	9
111

Net Assets	$9,803

Net Assets Consist of:
Paid in capital	$9,784
Undistributed net investment income	14
Accumulated undistributed net realized (loss)	(35)
Net unrealized appreciation	40
$9,803

Net Assets:
Administrative Class	$9,803

Shares Issued and Outstanding:
Administrative Class	1,008

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$9.73

Cost of Investments	$1,684
Cost of Investments in Affiliates	$7,375
Cost of Repurchase Agreements	$319
Cost of Foreign Currency Held	$7
Premiums Received on Written Options	$4

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands)	Period Ended April 27, 2012 - June 30, 2012

Investment Income:
Dividends	$5
Dividends from Affiliate investments	16
Total Income	21

Expenses:
Investment advisory fees	9
Supervisory and administrative fees	1
Servicing fees – Administrative Class	1
Total Expenses	11
Waiver and/or Reimbursement by PIMCO	(4)
Net Expenses	7

Net Investment Income	14

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(3)
Net realized (loss) on Affiliate investments	(2)
Net realized (loss) on futures contracts	(18)
Net realized (loss) on swaps	(13)
Net realized gain on foreign currency transactions	1
Net change in unrealized (depreciation) on investments	(12)
Net change in unrealized appreciation on Affiliate investments	34
Net change in unrealized appreciation on futures contracts	2
Net change in unrealized appreciation on swaps	16
Net Gain	5

Net Increase in Net Assets Resulting from Operations	$19

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Consolidated Statement of Changes in Net Assets PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands)	Period Ended April 27, 2012 - June 30, 2012

Increase in Net Assets from:

Operations:
Net investment income	$14
Net realized (loss)	(33)
Net realized (loss) on Affiliate investments	(2)
Net change in unrealized appreciation	6
Net change in unrealized appreciation on Affiliate investments	34
Net increase resulting from operations	19

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	9,784

Total Increase in Net Assets	9,803

Net Assets:
Beginning of period	0
End of period*	$9,803

*Including undistributed net investment income of:	$14

**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 53.5%
PIMCO Emerging Local Bond Fund	35,591	$374
PIMCO Emerging Markets Bond Fund	11,722	137
PIMCO Emerging Markets Corporate Bond Fund	36,141	413
PIMCO Emerging Markets Currency Fund	16,898	172
PIMCO EqSTM Dividend Fund	25,473	267
PIMCO EqSTM Emerging Markets Fund	56,567	451
PIMCO EqS Pathfinder Fund®	92,337	934
PIMCO Foreign Bond Fund (Unhedged)	3,882	42
PIMCO Global Advantage® Strategy Bond Fund	24,269	277
PIMCO Global Bond Fund (Unhedged)	13,554	137
PIMCO Investment Grade Corporate Bond Fund	15,359	167
PIMCO Long-Term U.S. Government Fund	22,620	272
PIMCO Real Return Fund	5,971	73
PIMCO RealEstateRealReturn Strategy Fund	2,304	13
PIMCO StocksPLUS® Fund	103,406	872
PIMCO Total Return Fund	32,413	366
PIMCO Unconstrained Bond Fund	23,997	273

Total Mutual Funds (Cost $5,206)		5,240

EXCHANGE-TRADED FUNDS 17.3%
iShares MSCI EAFE Index Fund	5,290	264
PIMCO Investment Grade Corporate Bond Index Fund (a)	650	69
SPDR Gold Trust	5,985	929
Vanguard MSCI Emerging Markets ETF	11,000	439

Total Exchange-Traded Funds (Cost $1,701)		1,701

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	313	2

Total Exchange-Traded Notes (Cost $3)		2

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.7%

REPURCHASE AGREEMENTS 3.3%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$319	319

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $327. Repurchase proceeds are $319.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 21.4%
PIMCO Short-Term Floating NAV Portfolio	209,627	2,100

Total Short-Term Instruments (Cost $2,420)		2,419

PURCHASED OPTIONS (f) 0.4%
(Cost $48)		38

Total Investments 95.9% (Cost $9,378)		$9,400

Written Options (g) (0.0%) (Premiums $4)		(4)

Other Assets and Liabilities (Net) 4.1%		407

Net Assets 100.0%		$9,803

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.
(c)	Cash of $18 has been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.
(d)	Cash of $71 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Brent Crude August Futures	Long	07/2012	4	$0
E-mini S&P 500 Index September Futures	Long	09/2012	3	8
U.S. Treasury 10-Year Note September Futures	Long	09/2012	4	2
United Kingdom Government 10-Year Gilt September Futures	Long	09/2012	3	(2)
Volatility S&P 500 Index July Futures	Long	07/2012	1	(6)

				$2

(e)	OTC swap agreements outstanding on June 30, 2012:

Total Return Swaps on Securities
Pay/Receive	Underlying Reference	# of Shares	Financing Rate (1)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive	ETFS Brent Crude	800	1-Month USD-LIBOR less a specified spread	$	45	01/22/2013	BOA	$0
Receive	ETFS WTI Crude Oil	1,087	1-Month USD-LIBOR less a specified spread		24	01/22/2013	BOA	0
Receive	Vanguard MSCI Emerging Markets ETF	22,409	3-Month USD-LIBOR plus a specified spread		879	01/31/2013	BOA	16

								$16

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares disclosed.

(f)	Purchased options outstanding on June 30, 2012:

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	CBK	$ 1.250	07/12/2012	EUR	110	$ 1	$1

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	01/19/2013	6	$1	$0

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,200.000	12/22/2012	4	$15	$12
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	4	13	8
Put - CBOE S&P 500 Index	1,025.000	03/16/2013	1	2	2
Put - CBOE S&P 500 Index	1,050.000	03/16/2013	3	8	7
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	1	8	8

				$46	$37

(g)	Written options outstanding on June 30, 2012:

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.500%	09/19/2012	$	50	$1	$0
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.800%	09/19/2012		50	0	0

							$1	$0

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	6	$0	$0

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	1	$3	$(4)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 04/27/2012	0	$0	$0
Sales	7	100	4
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	7	$100	$4

(h)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	19	$	24	JPM	$0	$(1)	$(1)
07/2012		19		24	UAG	0	(1)	(1)
07/2012	GBP	39		60	JPM	0	(1)	(1)
07/2012	IDR	269,990		29	BOA	0	0	0
07/2012		269,990		28	MSC	0	(1)	(1)
07/2012	JPY	14,319		179	JPM	0	0	0
07/2012	KRW	49,980		44	BOA	0	0	0
07/2012		44,251		38	JPM	0	(1)	(1)
07/2012	$	11	AUD	12	JPM	1	0	1
07/2012		48	EUR	38	JPM	0	0	0
07/2012		61	GBP	39	HUS	0	0	0
07/2012		28	IDR	269,990	BOA	0	0	0
07/2012		29		269,990	MSC	0	0	0
07/2012		180	JPY	14,319	UAG	0	(1)	(1)
07/2012		82	KRW	94,231	BRC	1	0	1
07/2012	ZAR	149	$	19	UAG	1	0	1
08/2012	BRL	227		114	UAG	3	0	3
08/2012	HKD	745		96	UAG	0	0	0
08/2012	MXN	331		25	UAG	1	0	1
08/2012	PLN	52		16	UAG	1	0	1
08/2012	$	36	CHF	34	BRC	0	0	0
08/2012		24	EUR	19	JPM	1	0	1
08/2012		24		19	UAG	0	0	0
09/2012	EUR	2	$	3	BRC	0	0	0
09/2012		2		3	RYL	0	0	0
09/2012	GBP	2		3	JPM	0	0	0
09/2012	KRW	94,231		81	BRC	0	(1)	(1)
09/2012	RUB	806		24	CBK	0	0	0
09/2012	$	45	CAD	46	UAG	0	0	0
09/2012		4	EUR	3	CBK	0	0	0
09/2012		92		72	FBF	0	0	0
09/2012		131	GBP	84	JPM	0	0	0
09/2012		98	JPY	7,613	CBK	0	(2)	(2)
09/2012		180		14,319	JPM	0	0	0
11/2012	TWD	1,197	$	41	BRC	0	0	0
11/2012		1,095		37	JPM	0	0	0
01/2013	IDR	269,990		28	MSC	0	0	0
02/2013	CNY	146		23	BOA	0	0	0

						$9	$(9)	$0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$5,240	$0	$0	$5,240
Exchange-Traded Funds	1,701	0	0	1,701
Exchange-Traded Notes	2	0	0	2
Short-Term Instruments
Repurchase Agreements	0	319	0	319
PIMCO Short-Term Floating NAV Portfolio	2,100	0	0	2,100
Purchased Options
Equity Contracts	37	0	0	37
Foreign Exchange Contracts	0	1	0	1
	$9,080	$320	$0	$9,400

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Financial Derivative Instruments (2) - Assets
Equity Contracts	$8	$16	$0	$24
Foreign Exchange Contracts	0	9	0	9
Interest Rate Contracts	2	0	0	2
	$10	$25	$0	$35

Financial Derivative Instruments (2) - Liabilities
Equity Contracts	(10)	0	0	(10)
Foreign Exchange Contracts	0	(9)	0	(9)
Interest Rate Contracts	(2)	0	0	(2)
	$(12)	$(9)	$0	$(21)

Totals	$9,078	$336	$0	$9,414

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$37	$1	$0	$38
Variation margin receivable on financial derivative instruments (2)	26	0	3	0	0	29
Unrealized appreciation on foreign currency contracts	0	0	0	9	0	9
Unrealized appreciation on OTC swap agreements	0	0	16	0	0	16

	$26	$0	$56	$10	$0	$92

Liabilities:
Written options outstanding	$0	$0	$4	$0	$0	$4
Variation margin payable on financial derivative instruments (2)	0	0	0	0	4	4
Unrealized depreciation on foreign currency contracts	0	0	0	9	0	9

	$0	$0	$4	$9	$4	$17

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(3)	$0	$(3)
Net realized gain (loss) on futures contracts	(20)	0	(3)	0	5	(18)
Net realized (loss) on swaps	0	0	(13)	0	0	(13)
Net realized (loss) on foreign currency transactions	0	0	0	(1)	0	(1)

	$(20)	$0	$(16)	$(4)	$5	$(35)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(10)	$(1)	$0	$(11)
Net change in unrealized appreciation on futures contracts	0	0	2	0	0	2
Net change in unrealized appreciation on swaps	0	0	16	0	0	16

	$0	$0	$8	$(1)	$0	$7

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2 as reported in the Notes to Consolidated Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO Global Multi-Asset Managed Volatility Portfolio			PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary)
BOA	$16	$0	$16	$0	$0	$0
CBK	(1)	0	(1)	0	0	0
JPM	(1)	0	(1)	0	0	0
MSC	(1)	0	(1)	0	0	0
UAG	4	0	4	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, equity securities, fixed income instruments, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, as well as funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMV Subsidiary”), and the PIMCO

CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMV Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of fixed income instruments. The GMAMV Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMV Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncement  In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards

(“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition,

SEMIANNUAL REPORT	JUNE 30, 2012	17

Notes to Financial Statements (Cont.)

market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

significant unobservable inputs, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of

Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The

Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

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The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET MANAGED VOLATILITY PORTFOLIO

The GMAMV Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMAMV Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMAMV Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMAMV Subsidiary, comprising the entire issued share capital of the GMAMV Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMAMV Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMAMV Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMAMV Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2012 of the GMAMV Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio IV Ltd.	02/24/2012	03/29/2012	$9,803	$1,023	10.4%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 1.00%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the

“Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of

24	PIMCO VARIABLE INSURANCE TRUST

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expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2013, to waive, first, the Investment Advisory Fee and, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2012, the amount was $3,854.

The GMAMV Subsidiary has entered into a separate contract with PIMCO for the management of the GMAMV Subsidiary’s portfolio pursuant to which the GMAMV Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMAMV Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2012, the amount was $616.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2012 (amounts in thousands):

Underlying PIMCO Funds	Market Value 04/27/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO Emerging Local Bond Fund	$0	$369	$0	$0	$5	$374	$2
PIMCO Emerging Markets Bond Fund	0	137	0	0	0	137	1
PIMCO Emerging Markets Corporate Bond Fund	0	410	0	0	3	413	2
PIMCO Emerging Markets Currency Fund	0	172	0	0	0	172	0
PIMCO EqSTM Dividend Fund	0	261	0	0	6	267	1
PIMCO EqSTM Emerging Markets Fund	0	453	0	0	(2)	451	0
PIMCO EqS Pathfinder Fund®	0	922	0	0	12	934	0
PIMCO Foreign Bond Fund (Unhedged)	0	42	0	0	0	42	0
PIMCO Global Advantage® Strategy Bond Fund	0	277	0	0	0	277	1
PIMCO Global Bond Fund (Unhedged)	0	137	0	0	0	137	0

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds (continued)	Market Value 04/27/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO Investment Grade Corporate Bond Fund	$0	$166	$0	$0	$1	$167	$1
PIMCO Investment Grade Corporate Bond Index Fund	0	69	0	0	0	69	0
PIMCO Long-Term U.S. Government Fund	0	273	0	0	(1)	272	0
PIMCO Real Return Fund	0	74	0	0	(1)	73	0
PIMCO RealEstateRealReturn Strategy Fund	0	13	0	0	0	13	0
PIMCO Short-Term Floating NAV Portfolio	0	2,601	(500)	0	(1)	2,100	1
PIMCO StocksPLUS® Fund	0	944	(78)	(2)	8	872	5
PIMCO Total Return Fund	0	399	(35)	0	2	366	1
PIMCO Unconstrained Bond Fund	0	271	0	0	2	273	1
Totals	$0	$7,990	$(613)	$(2)	$34	$7,409	$16

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$6,093	$113

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 04/27/2012 to 06/30/2012
	Shares	Amount

Receipts for shares sold
Administrative Class	1,009	$9,791
Issued as reinvestment of distributions
Administrative Class	0	0
Cost of shares redeemed
Administrative Class	(1)	(7)
Net increase resulting from Portfolio share transactions	1,008	$9,784

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 94% of the Portfolio. Allianz Asset Management and Allianz Life Insurance Co. of North America, direct subsidiaries of Allianz of America, Inc. and related parties to the Portfolio, each owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

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In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$9,380	$39	$(19)	$20

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	27

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
CAD	Canadian Dollar	GBP	British Pound	KRW	South Korean Won
CHF	Swiss Franc	IDR	Indonesian Rupiah	USD	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts	WTI	West Texas Intermediate
MSCI	Morgan Stanley Capital International

28	PIMCO VARIABLE INSURANCE TRUST

Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for the PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Diversified Allocation Portfolio

(Unaudited)

On November 8, 2011, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including all of the independent Trustees (the “Independent Trustees”), approved the Trust’s Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) and the Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the PIMCO Global Multi-Asset Managed Volatility Portfolio, a new series of the Trust, for an initial two-year term.

On February 28, 2012, the Board of the Trust, including all of the Independent Trustees, approved the Agreements with PIMCO on behalf of the PIMCO Global Diversified Allocation Portfolio, a new series of the Trust (together with the PIMCO Global Multi-Asset Managed Volatility Portfolio, the “New Portfolios”), for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  The Trustees received a wide variety of materials relating to the services to be provided by PIMCO. The Board reviewed information relating to proposed portfolio operations, including the New Portfolios’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services proposed to be provided by PIMCO to the Trust. In considering whether to approve the Agreements, the Board also reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of portfolios with investment objectives and policies similar to those of the New Portfolios. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Portfolios.

(b) Review Process:  In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for portfolios in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the New Portfolios and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services to be provided by PIMCO to the other series of the Trust under the Agreements.

The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO will provide or procure supervisory and administrative services and bears the costs of various third party services required by the New Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers to assure that these service providers provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the

SEMIANNUAL REPORT	JUNE 30, 2012	29

Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for the PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Diversified Allocation Portfolio (Cont.)

nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Portfolios had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO strives to price portfolios with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for the New Portfolios, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to potential investors.

The Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Portfolio (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar portfolios. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other portfolios in a “Peer Group Expense Comparison” of comparable portfolios, as well as the universe of other similar portfolios. The Board compared the New Portfolios’ total expenses to other portfolios in the Peer Group Expense Comparisons provided by Lipper and found the New Portfolios’ total expenses to be reasonable.

At the time the Board considered the Agreements, PIMCO managed a separate account with a similar investment strategy to that of the PIMCO Global Multi-Asset Managed Volatility Portfolio. The Board considered the New Portfolio’s advisory fee in comparison to the advisory fee charged to the separate account and also considered the differences in services provided to the Portfolio, the manner in which similar portfolios may be managed, the different requirements with respect to liquidity management and the implementation of regulatory requirements and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. At the time the Board considered the Agreements, PIMCO did not manage any separate accounts with similar investment strategies to the PIMCO Global Diversified Allocation Portfolio; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO will provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates portfolio fees that are fixed, rather than variable. The Board concluded that the New Portfolios’ proposed supervisory and administrative fee is reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on portfolio fees that would be beneficial to the New Portfolios and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Portfolio fees at competitive levels, in effect, setting the fees as if each New Portfolio was already at scale.

The Board also noted that PIMCO had contractually agreed to reduce total annual portfolio operating expenses for each class of each New Portfolio by waiving a portion of its supervisory and administrative fee, or reimbursing the New Portfolio, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a class of a New Portfolio exceeds 0.49 basis points in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Portfolios, are reasonable and approval of the Agreements would likely benefit the New Portfolios and their shareholders.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Portfolios are newly organized, information regarding PIMCO’s costs in providing services to the New Portfolios and the profitability of PIMCO’s relationship with the New Portfolios was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each New Portfolio’s overall expense ratio).

The Board concluded that the New Portfolios’ proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the New Portfolios, to the benefit of the New Portfolios’ shareholders.

30	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to the New Portfolios and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the New Portfolios’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the New Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to the New Portfolios and their shareholders, that the New Portfolios’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the New Portfolios, and that the approval of the Agreements was in the best interests of the New Portfolios and their shareholders.

SEMIANNUAL REPORT	JUNE 30, 2012	31

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT31SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Global Multi-Asset Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”) and other affiliated, including PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Global Multi-Asset Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Mutual Funds	53.2%
Exchange-Traded Funds	27.1%
Sovereign Issues	6.2%
Short-Term Instruments	5.7%
U.S. Treasury Obligations	3.2%
Other	4.6%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	Class Inception (04/15/2009)
PIMCO Global Multi-Asset Portfolio Administrative Class	2.12%	-4.03%	9.36%
MSCI World Index±	5.91%	-4.98%	13.26%	**
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	4.70%	0.37%	11.16%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.61% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,021.20	$1,021.48
Expenses Paid During Period*	$3.42	$3.42
Net Annualized Expense Ratio**	0.68%	0.68%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (“1940 Act”), fixed income instruments, equity securities, forwards and derivatives. Fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except funds of funds as well as funds of PIMCO Equity Series, an affiliated open-end investment company) and PIMCO ETF Trust, an affiliated open-end investment company. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

»	The Portfolio’s exposure to large-cap U.S. equities benefited performance as the S&P 500 Index posted positive returns over the reporting period.

»	An allocation to emerging market equities benefited performance as the MSCI Emerging Markets Index posted gains over the reporting period.

»	Exposure to U.S. interest rate duration (or sensitivity to changes in market interest rates) contributed to performance as the ten-year U.S. Treasury yield declined over the reporting period.

»

An allocation to emerging market bonds contributed to performance as emerging market sovereign bonds, both local currency and U.S. dollar-denominated, and emerging market corporate bonds all posted positive returns over the reporting period.

»	An allocation to real assets, specifically gold and oil, detracted from performance as the gains in gold during the reporting period were more than offset by the losses in crude oil.

»

Exposure to hedging strategies, for example put options on the S&P 500 Index, detracted from performance during the reporting period as the S&P 500 Index posted positive returns and implied volatility (measured by the VIX Index) declined.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	04/15/2009-12/31/2009

Administrative Class
Net asset value beginning of year or period	$12.15		$12.71	$11.80	$10.00
Net investment income (a)	0.07		0.38	0.68	0.21
Net realized/unrealized gain (loss)	0.19		(0.59)	0.64	1.72
Total income (loss) from investment operations	0.26		(0.21)	1.32	1.93
Dividends from net investment income	(0.23)		(0.24)	(0.38)	(0.09)
Distributions from net realized capital gains	0.00		(0.11)	(0.03)	(0.04)
Total distributions	(0.23)		(0.35)	(0.41)	(0.13)
Net asset value end of year or period	$12.18		$12.15	$12.71	$11.80
Total return	2.12%		(1.73)%	11.35%	19.25%
Net assets end of year or period (000s)	$350,164		$317,925	$166,517	$11,715
Ratio of expenses to average net assets	0.68	%*	0.68%	0.68%	0.86	%*
Ratio of expenses to average net assets excluding waivers	1.17	%*	1.14%	1.12%	1.64	%*
Ratio of expenses to average net assets excluding interest expense	0.68	%*	0.68%	0.68%	0.86	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.17	%*	1.14%	1.12%	1.64	%*
Ratio of net investment income to average net assets	1.18	%*	2.96%	5.57%	2.56	%*
Portfolio turnover rate	32	%**	38%**	71%**	136%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments in Affiliates, at value	$1,083,310
Repurchase agreements, at value	2,033
Investments, at value	783,840
Cash	76
Deposits with counterparty	116
Foreign currency, at value	1,071
Receivable for investments sold	40,194
Receivable for Portfolio shares sold	571
Interest and dividends receivable	1,996
Dividends receivable from Affiliates	1,886
Variation margin receivable on financial derivative instruments	6,889
Reimbursement receivable from PIMCO	118
OTC swap premiums paid	2,305
Unrealized appreciation on foreign currency contracts	8,824
Unrealized appreciation on OTC swap agreements	3,059
1,936,288

Liabilities:
Payable for investments purchased	$80,540
Payable for investments in Affiliates purchased	1,895
Deposits from counterparty	14,137
Payable for Portfolio shares redeemed	51
Written options outstanding	4,037
Accrued investment advisory fees	803
Accrued supervisory and administrative fees	110
Accrued distribution fees	307
Accrued servicing fees	44
Variation margin payable on financial derivative instruments	601
OTC swap premiums received	830
Unrealized depreciation on foreign currency contracts	5,644
Unrealized depreciation on OTC swap agreements	258
109,257

Net Assets	$1,827,031

Net Assets Consist of:
Paid in capital	$1,867,278
Undistributed net investment income	33,169
Accumulated undistributed net realized (loss)	(39,592)
Net unrealized (depreciation)	(33,824)
$1,827,031

Net Assets:
Institutional Class	$10
Administrative Class	350,164
Advisor Class	1,476,857

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	28,740
Advisor Class	121,020

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.19
Administrative Class	12.18
Advisor Class	12.20

Cost of Investments	$829,912
Cost of Investments in Affiliates	$1,081,793
Cost of Repurchase Agreements	$2,033
Cost of Foreign Currency Held	$1,060
Premiums Received on Written Options	$7,979

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$2,902
Dividends	1,213
Dividends from Affiliate investments	12,831
Total Income	16,946

Expenses:
Investment advisory fees	8,639
Supervisory and administrative fees	646
Servicing fees – Administrative Class	260
Distribution and/or servicing fees – Advisor Class	1,852
Trustees’ fees	11
Interest expense	10
Miscellaneous expense	1
Total Expenses	11,419
Waiver and/or Reimbursement by PIMCO	(4,455)
Net Expenses	6,964

Net Investment Income	9,982

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(45,833)
Net realized (loss) on Affiliate investments	(6,805)
Net realized (loss) on futures contracts	(8,931)
Net realized gain on written options	4,715
Net realized gain on swaps	662
Net realized (loss) on foreign currency transactions	(432)
Net change in unrealized appreciation on investments	28,565
Net change in unrealized appreciation on Affiliate investments	52,495
Net change in unrealized (depreciation) on futures contracts	(965)
Net change in unrealized appreciation on written options	1,124
Net change in unrealized appreciation on swaps	1,428
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	164
Net Gain	26,187

Net Increase in Net Assets Resulting from Operations	$36,169

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$9,982	$40,325
Net realized gain (loss)	(49,819)	39,092
Net realized (loss) on Affiliate investments	(6,805)	(1,291)
Net capital gain distributions received from Underlying Funds	0	11,826
Net change in unrealized appreciation (depreciation)	30,316	(81,971)
Net change in unrealized appreciation (depreciation) on Affiliate investments	52,495	(58,187)
Net increase resulting from operations	36,169	(50,206)

Distributions to Shareholders:
From net investment income
Administrative Class	(6,450)	(4,988)
Advisor Class	(25,563)	(20,463)
From net realized capital gains
Administrative Class	0	(2,757)
Advisor Class	0	(12,028)

Total Distributions	(32,013)	(40,236)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	90,077	899,675

Total Increase in Net Assets	94,233	809,233

Net Assets:
Beginning of period	1,732,798	923,565
End of period*	$1,827,031	$1,732,798

*Including undistributed net investment income of:	$33,169	$55,200

**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.3%

BANKING & FINANCE 1.1%
Banco Santander Brasil S.A.
2.568% due 03/18/2014		$1,900	$1,830
Citigroup, Inc.
1.317% due 02/15/2013		1,600	1,600
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,490
Dexia Credit Local S.A.
2.000% due 03/05/2013		3,200	3,186
KFW
4.625% due 12/14/2012		3,200	3,261
NIBC Bank NV
2.800% due 12/02/2014		3,200	3,322
Nordea Bank AB
1.367% due 01/14/2014		3,400	3,402
Springleaf Finance Corp.
5.900% due 09/15/2012		300	301

			20,392

INDUSTRIALS 0.1%
New York Times Co.
5.000% due 03/15/2015		2,000	2,075

UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,517

Total Corporate Bonds & Notes (Cost $23,715)			23,984

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
4.500% due 08/01/2042		$37,500	40,213

Total U.S. Government Agencies (Cost $40,162)			40,213

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Notes
0.500% due 11/30/2012 (g)		900	901
1.375% due 02/28/2019		38,900	39,754
3.625% due 02/15/2021 (d)(f)(g)(h)		16,200	19,140

Total U.S. Treasury Obligations (Cost $58,468)			59,795

SOVEREIGN ISSUES 6.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	566	285
10.000% due 01/01/2014		1,708	874
10.000% due 01/01/2017		22,067	11,281
Netherlands Government Bond
0.750% due 04/15/2015	EUR	24,400	31,093

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Kingdom Gilt
2.000% due 01/22/2016	GBP	8,000	$13,162
3.750% due 09/07/2020		900	1,655
3.750% due 09/07/2021		21,500	39,656
4.000% due 03/07/2022		9,200	17,309

Total Sovereign Issues (Cost $116,048)			115,315

		SHARES
MUTUAL FUNDS (b)(c) 54.5%
PIMCO Emerging Local Bond Fund		6,305,542	66,271
PIMCO Emerging Markets Bond Fund		2,124,863	24,925
PIMCO Emerging Markets Corporate Bond Fund		5,733,373	65,532
PIMCO Emerging Markets Currency Fund		3,111,037	31,701
PIMCO EqSTM Dividend Fund		5,311,362	55,610
PIMCO EqSTM Emerging Markets Fund		10,399,315	82,883
PIMCO EqS Pathfinder Fund®		17,428,083	176,198
PIMCO Global Advantage® Strategy Bond Fund		4,523,431	51,567
PIMCO Global Bond Fund (Unhedged)		2,813,493	28,529
PIMCO Investment Grade Corporate Bond Fund		3,106,518	33,830
PIMCO Long-Term U.S. Government Fund		4,426,542	53,251
PIMCO Real Return Fund		1,577,853	19,376
PIMCO RealEstateRealReturn Strategy Fund		684,186	3,722
PIMCO StocksPLUS® Fund		19,688,852	165,977
PIMCO Total Return Fund		7,052,407	79,692
PIMCO Unconstrained Bond Fund		4,888,174	55,579

Total Mutual Funds (Cost $993,633)			994,643

COMMON STOCKS 0.4%

HEALTH CARE 0.4%
Teva Pharmaceutical Industries Ltd. SP - ADR		203,900	8,042

Total Common Stocks (Cost $8,545)			8,042

EXCHANGE-TRADED FUNDS 27.7%
iShares MSCI EAFE Index Fund		1,000,287	49,974
PIMCO Investment Grade Corporate Bond Index Fund (b)		105,527	11,148
SPDR Gold Trust		1,193,652	185,243
Vanguard MSCI Emerging Markets ETF		6,497,470	259,574

Total Exchange-Traded Funds (Cost $536,925)			505,939

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	220,622	$1,081

Total Exchange-Traded Notes (Cost $1,708)		1,081

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.8%

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.170% due 07/02/2012	$1,300	1,300
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $1,327. Repurchase proceeds are $1,300.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	733	733
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $753. Repurchase proceeds are $733.)

		2033

SHORT-TERM NOTES 0.7%
Federal Home Loan Bank
0.160% due 12/05/2012	6,500	6,497
Freddie Mac
0.162% due 12/10/2012 - 01/22/2013	6,900	6,895

		13,392

U.S. TREASURY BILLS 0.8%
0.153% due 08/30/2012 - 05/30/2013 (a)(f)(g)	13,767	13,756

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 4.2%
PIMCO Short-Term Floating NAV Portfolio	7,736,458	77,519

Total Short-Term Instruments (Cost $106,705)		106,700

PURCHASED OPTIONS (j) 0.7%
(Cost $27,829)		13,471

Total Investments 102.3% (Cost $1,913,738)		$1,869,183

Written Options (k) (0.2%) (Premiums $7,979)		(4,037)

Other Assets and Liabilities (Net) (2.1%)		(38,115)

Net Assets 100.0%		$1,827,031

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $2,776 have been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $14,539 at a weighted average interest rate of 0.003%.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

(f)	Securities with an aggregate market value of $1,359 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $11,113 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Arabica Coffee September Futures	Short	09/2012	17	$(123)
Brent Crude August Futures	Long	07/2012	630	(979)
Cocoa September Futures	Short	09/2012	11	(9)
Copper September Futures	Short	09/2012	24	(109)
Corn September Futures	Long	09/2012	16	13
E-mini S&P 500 Index September Futures	Long	09/2012	659	1,832
Gold 100 oz. August Futures	Short	08/2012	2	(6)
Heating Oil August Futures	Short	07/2012	13	(105)
Lean Hogs July Futures	Long	07/2012	29	40
Live Cattle August Futures	Short	08/2012	30	(47)
Silver September Futures	Short	09/2012	9	(40)
Soybean August Futures	Long	08/2012	4	19
U.S. Treasury 5-Year Note September Futures	Long	09/2012	115	21
U.S. Treasury 10-Year Note September Futures	Long	09/2012	356	206
U.S. Treasury 30-Year Bond September Futures	Long	09/2012	23	6
United Kingdom Government 10-Year Gilt September Futures	Long	09/2012	245	64
Volatility S&P 500 Index July Futures	Long	07/2012	221	(1,065)
WTI Crude August Futures	Long	07/2012	334	653

				$371

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,531 and cash of $116 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	AUD	10,800	$(47)	$(41)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		14,700	239	119
Pay	6-Month GBP-LIBOR	2.500%	03/21/2022	GBP	18,900	1,275	1,301
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042		9,200	(176)	(900)

						$1,291	$479

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized (Depreciation)
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.578%	$ 2,000	$30	$115	$(85)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.876%	$	600	$73	$9	$64
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%		200	24	(7)	31
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%		300	0	0	0
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		100	0	0	0
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.534%		5,300	20	9	11
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.534%		3,900	10	8	2
China Government International Bond	CBK	1.000%	12/20/2012	0.293%		900	4	4	0
China Government International Bond	CBK	1.000%	12/20/2016	1.028%		3,200	(3)	(152)	149
China Government International Bond	DUB	1.000%	03/20/2013	0.293%		4,600	25	20	5
China Government International Bond	DUB	1.000%	12/20/2016	1.028%		1,300	(1)	(66)	65
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		800	(1)	(38)	37
China Government International Bond	GST	1.000%	12/20/2012	0.293%		1,700	7	8	(1)
China Government International Bond	HUS	1.000%	12/20/2012	0.293%		1,700	6	6	0

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	RYL	1.000%	12/20/2016	1.028%	$	3,400	$(3)	$(158)	$155
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		600	0	(12)	12
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%		100	0	(2)	2
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.928%		1,800	2	(18)	20
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.928%		1,800	2	(19)	21
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.928%		5,400	5	(56)	61
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%		100	0	0	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%		300	1	1	0
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		400	1	(2)	3
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		200	1	(1)	2
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%		100	0	(1)	1
Russia Government International Bond	DUB	1.000%	12/20/2012	0.642%		200	0	(3)	3
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		200	1	(2)	3
South Africa Government International Bond	BRC	1.000%	12/20/2012	0.476%		1,500	4	(1)	5
South Africa Government International Bond	CBK	1.000%	12/20/2012	0.476%		1,500	5	2	3
South Africa Government International Bond	GST	1.000%	12/20/2012	0.476%		1,500	4	0	4
South Africa Government International Bond	HUS	1.000%	12/20/2012	0.476%		1,500	4	0	4
South Africa Government International Bond	JPM	1.000%	12/20/2012	0.476%		1,600	5	1	4
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.193%	EUR	1,300	0	(11)	11
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.193%		3,900	1	(38)	39

							$197	$(519)	$716

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	20,760	$92	$196	$(104)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	80	(202)	282
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		1,470	6	(32)	38
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		1,480	113	93	20
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		3,370	257	167	90
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		780	59	48	11
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,650	231	133	98
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		2,650	231	123	108
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	2,600	87	29	58
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		25,400	855	259	596
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		15,700	905	957	(52)

							$2,916	$1,771	$1,145

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	1,900	$26	$5	$21
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		3,600	57	19	38
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		11,300	365	9	356

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS	BRL	7,600	$245	$5	$240
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		10,600	398	62	336
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		2,900	50	0	50
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	BOA	AUD	1,300	(8)	8	(16)

							$1,133	$108	$1,025

(j)	Purchased options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC London Gold Market Fixing Ltd. PM	GST	$1,565.000	08/06/2012	3,330	$283	$65
Call - OTC WTI Crude December Futures	MYC	130.000	11/15/2013	407	2,849	619
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	6	38	12

					$3,170	$696

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	18,560	$210	$29
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		8,000	97	12
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		5,000	31	8
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		7,000	70	11
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		145,000	7,743	4,880
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		134,400	5,011	2,598
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012		11,300	391	4
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		19,200	968	537

								$14,521	$8,079

Foreign Currency Options
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus AUD	JPM		AUD	1.247	07/19/2012	EUR	4,500	$54	$64
Put - OTC EUR versus USD	DUB	$		1.250	07/12/2012		32,060	532	135
Put - OTC EUR versus USD	UAG			1.263	07/19/2012		5,000	73	53
Put - OTC EUR versus USD	DUB			1.000	05/22/2015		22,700	1,124	657
Put - OTC EUR versus USD	BPS			1.000	05/22/2015		25,000	787	724

								$2,570	$1,633

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	5,619	$253	$202
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	2,900	307	183

				$560	$385

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	485	$904	$102
Put - CBOE S&P 500 Index	950.000	12/22/2012	1,594	4,197	1,140
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	144	530	285
Put - CBOE S&P 500 Index	1,025.000	03/16/2013	458	1,178	980
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	22	199	171

				$7,008	$2,678

(k)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	MYC	$140.000	11/11/2013	407	$2,991	$(814)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	6	38	(15)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	3,330	283	(403)

					$3,312	$(1,232)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	6,200	$20	$(18)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		6,200	20	(6)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		6,100	6	0
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		6,100	6	(7)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		22,000	78	(65)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		22,000	78	(21)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		41,800	57	(1)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		41,800	57	(48)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		3,900	11	(5)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		3,900	11	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		2,500	8	(3)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		2,500	8	(1)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		3,800	27	(43)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		3,800	27	(5)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012		5,400	33	(57)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		5,400	33	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		8,800	86	(144)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		8,800	158	(55)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		35,300	335	(577)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		35,300	650	(220)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		50,700	371	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		80,600	967	(456)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012		2,100	32	(73)
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		31,300	294	(512)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		31,300	573	(195)

								$3,946	$(2,514)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.500%	09/19/2012	$	18,400	$97	$(34)
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.800%	09/19/2012		18,400	55	(13)
Put - OTC CDX.IG-18 5-Year Index	BPS	Sell	1.700%	12/19/2012		18,000	110	(65)

							$262	$(112)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	2,900	$142	$(81)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	22	$88	$(72)

Options on Securities
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Novartis AG SP - ADR	$50.000	07/21/2012	1,706	$95	$(9)
Put - CBOE Vodafone Group PLC SP - ADR	24.000	07/21/2012	3,434	134	(17)

				$229	$(26)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in NZD		Premium
Balance at 12/31/2011	6,052	$347,600	AUD	0	EUR	12,100	GBP	3,100	NZD	6,400	$7,355
Sales	25,968	490,080		6,000		54,900		29,000		36,300	6,053
Closing Buys	(18,176)	(282,000)		(6,000)		(51,700)		(32,100)		(23,800)	(4,952)
Expirations	0	0		0		0		0		0	0
Exercised	(2,039)	(33,280)		0		(15,300)		0		(18,900)	(477)

Balance at 06/30/2012	11,805	$522,400	AUD	0	EUR	0	GBP	0	NZD	0	$7,979

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	15,259	$	19,954	BRC	$642	$0	$642
07/2012		216		274	CBK	1	0	1
07/2012		19,343		25,229	DUB	748	0	748
07/2012		14,784		19,369	FBF	658	0	658
07/2012		24,609		32,493	HUS	1,352	(5)	1,347
07/2012		1,624		2,099	JPM	44	0	44
07/2012		767		967	RYL	0	(4)	(4)
07/2012	IDR	150,139,000		15,826	MSC	0	(159)	(159)
07/2012		150,139,000		15,938	UAG	0	(47)	(47)
07/2012	INR	378,166		7,403	JPM	626	0	626
07/2012	JPY	422,153		5,300	FBF	19	0	19
07/2012	KRW	27,479,007		24,374	UAG	392	0	392
07/2012	MYR	9,807		3,180	JPM	85	0	85
07/2012	TRY	3,274		1,779	UAG	0	(21)	(21)
07/2012	$	22,448	EUR	17,952	BPS	278	(5)	273
07/2012		18,928		15,174	BRC	304	(27)	277
07/2012		57,473		43,805	DUB	14	(2,046)	(2,032)
07/2012		14,421		11,386	FBF	26	(36)	(10)
07/2012		240		194	HUS	6	0	6
07/2012		1,502		1,135	JPM	0	(66)	(66)
07/2012		1,015		803	UAG	10	(8)	2
07/2012		15,876	IDR	150,139,000	MSC	109	0	109
07/2012		15,826		150,139,000	UAG	159	0	159
07/2012		6,629	INR	378,166	HUS	149	0	149
07/2012		5,289	JPY	422,153	UAG	0	(8)	(8)
07/2012		23,783	KRW	27,479,007	BRC	199	0	199
07/2012		3,067	MYR	9,807	UAG	28	0	28
07/2012		1,400	NOK	8,405	BPS	12	0	12
07/2012		1,397		8,405	HUS	15	0	15
07/2012		1,394		8,405	UAG	17	0	17
07/2012	ZAR	49,679	$	5,906	DUB	0	(150)	(150)
08/2012	BRL	96,857		49,566	HUS	1,652	0	1,652
08/2012	HKD	231,184		29,786	UAG	0	(18)	(18)
08/2012	HUF	246,689		1,118	JPM	32	0	32
08/2012	MXN	73,418		5,576	CBK	105	(10)	95
08/2012	PLN	17,165		5,356	UAG	230	0	230
08/2012	$	14,643	AUD	14,650	BOA	299	0	299
08/2012		159		159	BRC	3	0	3
08/2012		22,204	CHF	20,868	HUS	0	(191)	(191)
08/2012		600	MXN	7,847	CBK	0	(14)	(14)
08/2012		1,468	SEK	10,507	DUB	48	0	48
09/2012	GBP	8,526	$	13,340	FBF	0	(10)	(10)
09/2012		327		509	RBC	0	(3)	(3)
09/2012		26,199		40,534	RYL	0	(490)	(490)
09/2012	JPY	422,153		5,294	UAG	7	0	7
09/2012	KRW	27,479,007		23,665	BRC	0	(201)	(201)
09/2012	RUB	432,034		13,009	GSC	0	(126)	(126)
09/2012	$	20,901	CAD	21,484	UAG	165	0	165
09/2012		13,211	GBP	8,544	BPS	168	0	168
09/2012		252		162	JPM	2	0	2
09/2012		376		240	RBC	0	0	0
09/2012		66,760	JPY	5,223,662	BPS	0	(1,350)	(1,350)
09/2012		299		23,700	HUS	0	(2)	(2)
10/2012	INR	378,166	$	6,511	HUS	0	(188)	(188)
10/2012	MYR	9,807		3,052	UAG	0	(42)	(42)
11/2012	TWD	627,304		21,286	BRC	133	0	133
01/2013	IDR	150,139,000		15,325	MSC	0	(217)	(217)
02/2013	CNY	30,402		4,822	BRC	60	0	60
02/2013		86,822		13,627	JPM	27	0	27
08/2013	$	1,117	CNY	7,000	DUB	0	(27)	(27)
08/2013		3,393		21,424	UAG	0	(55)	(55)
09/2015		1,547		9,400	DUB	0	(118)	(118)

						$8,824	$(5,644)	$3,180

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$20,392	$0	$20,392
Industrials	0	2,075	0	2,075
Utilities	0	1,517	0	1,517
U.S. Government Agencies	0	40,213	0	40,213
U.S. Treasury Obligations	0	59,795	0	59,795
Sovereign Issues	0	115,315	0	115,315
Mutual Funds	994,643	0	0	994,643
Common Stocks
Health Care	8,042	0	0	8,042
Exchange-Traded Funds	505,939	0	0	505,939
Exchange-Traded Notes	1,081	0	0	1,081
Short-Term Instruments
Repurchase Agreements	0	2,033	0	2,033
Short-Term Notes	0	13,392	0	13,392
U.S. Treasury Bills	0	13,756	0	13,756
PIMCO Short-Term Floating NAV Portfolio	77,519	0	0	77,519
Purchased Options
Commodity Contracts	0	696	0	696
Equity Contracts	3,063	0	0	3,063
Foreign Exchange Contracts	0	1,633	0	1,633
Interest Rate Contracts	0	8,079	0	8,079
	$1,590,287	$278,896	$0	$1,869,183

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Financial Derivative Instruments (2) - Assets
Commodity Contracts	$725	$0	$0	$725
Credit Contracts	0	2,018	0	2,018
Equity Contracts	1,832	0	0	1,832
Foreign Exchange Contracts	0	8,824	0	8,824
Interest Rate Contracts	297	2,461	0	2,758
	$2,854	$13,303	$0	$16,157

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(1,418)	(1,232)	0	(2,650)
Credit Contracts	0	(354)	0	(354)
Equity Contracts	(1,244)	0	0	(1,244)
Foreign Exchange Contracts	0	(5,644)	0	(5,644)
Interest Rate Contracts	0	(3,471)	0	(3,471)
	$(2,662)	$(10,701)	$0	$(13,363)

Totals	$1,590,479	$281,498	$0	$1,871,977

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$696	$0	$3,063	$1,633	$8,079	$13,471
Variation margin receivable on financial derivative instruments (2)	6,166	0	723	0	0	6,889
Unrealized appreciation on foreign currency contracts	0	0	0	8,824	0	8,824
Unrealized appreciation on OTC swap agreements	0	2,018	0	0	1,041	3,059

	$6,862	$2,018	$3,786	$10,457	$9,120	$32,243

Liabilities:
Written options outstanding	$1,232	$112	$179	$0	$2,514	$4,037
Variation margin payable on financial derivative instruments (2)	0	0	0	0	601	601
Unrealized depreciation on foreign currency contracts	0	0	0	5,644	0	5,644
Unrealized depreciation on OTC swap agreements	0	242	0	0	16	258

	$1,232	$354	$179	$5,644	$3,131	$10,540

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(3,287)	$0	$(34,478)	$(7,441)	$(100)	$(45,306)
Net realized gain (loss) on futures contracts	(14,845)	0	1,333	0	4,581	(8,931)
Net realized gain on written options	0	222	2,722	1,333	438	4,715
Net realized gain (loss) on swaps	(290)	(231)	410	0	773	662
Net realized (loss) on foreign currency transactions	0	0	0	(1,798)	0	(1,798)

	$(18,442)	$(9)	$(30,013)	$(7,906)	$5,692	$(50,658)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(1,507)	$0	$19,333	$637	$(2,621)	$15,842
Net change in unrealized appreciation (depreciation) on futures contracts	(692)	0	1,002	0	(1,275)	(965)
Net change in unrealized appreciation (depreciation) on written options	1,279	149	(1,472)	(197)	1,365	1,124
Net change in unrealized appreciation on swaps	631	255	68	0	474	1,428
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	77	0	77

	$(289)	$404	$18,931	$517	$(2,057)	$17,506

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $371 and open centrally cleared swaps cumulative appreciation/(depreciation) of $479 as reported in the Notes to Consolidated Schedule of Investments.

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
	PIMCO Global Multi-Asset Portfolio			PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
BOA	$855	$(550)	$305	$0	$0	$0
BPS	(238)	310	72	0	0	0
BRC	1,284	(1,560)	(276)	0	0	0
CBK	188	(310)	(122)	0	0	0
DUB	(589)	471	(118)	0	0	0
FBF	1,144	(1,340)	(196)	0	0	0
GLM	26	(10)	16	0	0	0
GSC	(126)	0	(126)	0	0	0
GST	(360)	270	(90)	65	(290)	(225)
HUS	2,387	(4,620)	(2,233)	0	0	0
JPM	5,616	(5,760)	(144)	0	0	0
MSC	(267)	(190)	(457)	0	0	0
MYC	3,736	(4,415)	(679)	(2)	0	(2)
RBC	(3)	0	(3)	0	0	0
RYL	(486)	308	(178)	0	0	0
UAG	776	(910)	(134)	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except funds of funds, as well as funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS®

Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the

Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”);others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the

Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

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(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Portfolio may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

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If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

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The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These

Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO

The GMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMA Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2012 of the GMA Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio II Ltd.	11/21/2008	01/14/2009	$1,827,031	$207,119	11.3%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets

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per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2013, to waive, first, the Investment Advisory Fee and, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory Fees and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory Fees and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2012, the amount was $3,794,200.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2012, the amount was $661,408.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$609

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2012 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$2,131	$0	$(2,148)	$102	$(85)	$0	$0
PIMCO Emerging Local Bond Fund	61,962	1,485	0	0	2,824	66,271	1,485
PIMCO Emerging Markets Bond Fund	23,388	533	0	0	1,004	24,925	533
PIMCO Emerging Markets Corporate Bond Fund	61,237	1,365	0	0	2,930	65,532	1,365
PIMCO Emerging Markets Currency Fund	30,623	216	0	0	862	31,701	216
PIMCO EqSTM Dividend Fund	0	55,843	0	0	(233)	55,610	475
PIMCO EqSTM Emerging Markets Fund	82,570	0	0	0	313	82,883	0
PIMCO EqS Pathfinder Fund®	169,227	0	0	0	6,971	176,198	0
PIMCO Global Advantage® Strategy Bond Fund	50,061	615	0	0	891	51,567	615
PIMCO Global Bond Fund (Unhedged)	19,509	8,832	0	0	188	28,529	332
PIMCO Investment Grade Corporate Bond Fund	31,461	717	0	0	1,652	33,830	717
PIMCO Investment Grade Corporate Bond Index Fund	10,629	0	0	0	519	11,148	165
PIMCO Long-Term U.S. Government Fund	42,934	33,408	(22,050)	(3,870)	2,829	53,251	508
PIMCO Real Return Fund	0	18,954	0	0	422	19,376	185
PIMCO RealEstateRealReturn Strategy Fund	3,052	225	0	0	445	3,722	225
PIMCO Short-Term Floating NAV Portfolio	17,956	206,960	(147,400)	6	(3)	77,519	60
PIMCO StocksPLUS® Fund	223,616	3,697	(82,980)	(3,572)	25,216	165,977	3,697
PIMCO Total Return Fund	93,407	18,239	(35,900)	529	3,417	79,692	1,709
PIMCO Unconstrained Bond Fund	52,702	544	0	0	2,333	55,579	544
Totals	$976,465	$351,633	$(290,478)	$(6,805)	$52,495	$1,083,310	$12,831

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$351,361	$273,016	$329,567	$289,599

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	2,501	31,430	13,648	175,883
Advisor Class	5,576	69,701	57,201	735,727
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	525	6,450	615	7,746
Advisor Class	2,077	25,563	2,578	32,490
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(457)	(5,679)	(1,192)	(14,956)
Advisor Class	(2,997)	(37,398)	(2,907)	(37,215)
Net increase resulting from Portfolio share transactions	7,226	$90,077	69,943	$899,675

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 91% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,925,786	$23,199	$(79,802)	$(56,603)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

34	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	NOK	Norwegian Krone
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	USD	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	SP-ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	oz.	Ounce	WTI	West Texas Intermediate

SEMIANNUAL REPORT	JUNE 30, 2012	35

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT32SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Global Multi-Asset Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”) and other affiliated, including PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012 unless noted otherwise in the Portfolio Summary.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Global Multi-Asset Portfolio

Allocation Breakdown‡
Mutual Funds	53.2%
Exchange-Traded Funds	27.1%
Sovereign Issues	6.2%
Short-Term Instruments	5.7%
U.S. Treasury Obligations	3.2%
Other	4.6%
‡	% of Total Investments as of 06/30/12

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2012
Class Inception (04/30/2012)
PIMCO Global Multi-Asset Portfolio Institutional Class	-3.00%
MSCI World Index±	-3.98%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	-1.89%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.46% for Institutional Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12) (a)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$970.00	$1,022.23
Expenses Paid During Period*	$0.87	$2.66
Net Annualized Expense Ratio**	0.53%	0.53%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/30/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since the inception date of 4/30/12). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (“1940 Act”), fixed income instruments, equity securities, forwards and derivatives. Fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except funds of funds as well as funds of PIMCO Equity Series, an affiliated open-end investment company) and PIMCO ETF Trust, an affiliated open-end investment company. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

»	The Portfolio’s exposure to large-cap U.S. equities benefited performance as the S&P 500 Index posted positive returns over the reporting period.

»	An allocation to emerging market equities benefited performance as the MSCI Emerging Markets Index posted gains over the reporting period.

»	Exposure to U.S. interest rate duration (or sensitivity to changes in market interest rates) contributed to performance as the ten-year U.S. Treasury yield declined over the reporting period.

»

An allocation to emerging market bonds contributed to performance as emerging market sovereign bonds, both local currency and U.S. dollar-denominated, and emerging market corporate bonds all posted positive returns over the reporting period.

»	An allocation to real assets, specifically gold and oil, detracted from performance as the gains in gold during the reporting period were more than offset by the losses in crude oil.

»

Exposure to hedging strategies, for example put options on the S&P 500 Index, detracted from performance during the reporting period as the S&P 500 Index posted positive returns and implied volatility (measured by the VIX Index) declined.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Portfolio

Selected Per Share Data for the Period Ended:	04/30/2012-06/30/2012+

Institutional Class
Net asset value beginning of period	$12.68
Net investment income (a)	0.04
Net realized/unrealized gain (loss)	(0.42)
Total income (loss) from investment operations	(0.38)
Dividends from net investment income	(0.11)
Total distributions	(0.11)
Net asset value end of period	$12.19
Total return	(3.00)%
Net assets end of period (000s)	$10
Ratio of expenses to average net assets	0.53	%*
Ratio of expenses to average net assets excluding waivers	0.95	%*
Ratio of expenses to average net assets excluding interest expense	0.53	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.95	%*
Ratio of net investment income to average net assets	1.87	%*
Portfolio turnover rate	32	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments in Affiliates, at value	$1,083,310
Repurchase agreements, at value	2,033
Investments, at value	783,840
Cash	76
Deposits with counterparty	116
Foreign currency, at value	1,071
Receivable for investments sold	40,194
Receivable for Portfolio shares sold	571
Interest and dividends receivable	1,996
Dividends receivable from Affiliates	1,886
Variation margin receivable on financial derivative instruments	6,889
Reimbursement receivable from PIMCO	118
OTC swap premiums paid	2,305
Unrealized appreciation on foreign currency contracts	8,824
Unrealized appreciation on OTC swap agreements	3,059
1,936,288

Liabilities:
Payable for investments purchased	$80,540
Payable for investments in Affiliates purchased	1,895
Deposits from counterparty	14,137
Payable for Portfolio shares redeemed	51
Written options outstanding	4,037
Accrued investment advisory fees	803
Accrued supervisory and administrative fees	110
Accrued distribution fees	307
Accrued servicing fees	44
Variation margin payable on financial derivative instruments	601
OTC swap premiums received	830
Unrealized depreciation on foreign currency contracts	5,644
Unrealized depreciation on OTC swap agreements	258
109,257

Net Assets	$1,827,031

Net Assets Consist of:
Paid in capital	$1,867,278
Undistributed net investment income	33,169
Accumulated undistributed net realized (loss)	(39,592)
Net unrealized (depreciation)	(33,824)
$1,827,031

Net Assets:
Institutional Class	$10
Administrative Class	350,164
Advisor Class	1,476,857

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	28,740
Advisor Class	121,020

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.19
Administrative Class	12.18
Advisor Class	12.20

Cost of Investments	$829,912
Cost of Investments in Affiliates	$1,081,793
Cost of Repurchase Agreements	$2,033
Cost of Foreign Currency Held	$1,060
Premiums Received on Written Options	$7,979

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$2,902
Dividends	1,213
Dividends from Affiliate investments	12,831
Total Income	16,946

Expenses:
Investment advisory fees	8,639
Supervisory and administrative fees	646
Servicing fees – Administrative Class	260
Distribution and/or servicing fees – Advisor Class	1,852
Trustees’ fees	11
Interest expense	10
Miscellaneous expense	1
Total Expenses	11,419
Waiver and/or Reimbursement by PIMCO	(4,455)
Net Expenses	6,964

Net Investment Income	9,982

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(45,833)
Net realized (loss) on Affiliate investments	(6,805)
Net realized (loss) on futures contracts	(8,931)
Net realized gain on written options	4,715
Net realized gain on swaps	662
Net realized (loss) on foreign currency transactions	(432)
Net change in unrealized appreciation on investments	28,565
Net change in unrealized appreciation on Affiliate investments	52,495
Net change in unrealized (depreciation) on futures contracts	(965)
Net change in unrealized appreciation on written options	1,124
Net change in unrealized appreciation on swaps	1,428
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	164
Net Gain	26,187

Net Increase in Net Assets Resulting from Operations	$36,169

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$9,982	$40,325
Net realized gain (loss)	(49,819)	39,092
Net realized (loss) on Affiliate investments	(6,805)	(1,291)
Net capital gain distributions received from Underlying Funds	0	11,826
Net change in unrealized appreciation (depreciation)	30,316	(81,971)
Net change in unrealized appreciation (depreciation) on Affiliate investments	52,495	(58,187)
Net increase resulting from operations	36,169	(50,206)

Distributions to Shareholders:
From net investment income
Administrative Class	(6,450)	(4,988)
Advisor Class	(25,563)	(20,463)
From net realized capital gains
Administrative Class	0	(2,757)
Advisor Class	0	(12,028)

Total Distributions	(32,013)	(40,236)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	90,077	899,675

Total Increase in Net Assets	94,233	809,233

Net Assets:
Beginning of period	1,732,798	923,565
End of period*	$1,827,031	$1,732,798

*Including undistributed net investment income of:	$33,169	$55,200

**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.3%

BANKING & FINANCE 1.1%
Banco Santander Brasil S.A.
2.568% due 03/18/2014		$1,900	$1,830
Citigroup, Inc.
1.317% due 02/15/2013		1,600	1,600
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,490
Dexia Credit Local S.A.
2.000% due 03/05/2013		3,200	3,186
KFW
4.625% due 12/14/2012		3,200	3,261
NIBC Bank NV
2.800% due 12/02/2014		3,200	3,322
Nordea Bank AB
1.367% due 01/14/2014		3,400	3,402
Springleaf Finance Corp.
5.900% due 09/15/2012		300	301

			20,392

INDUSTRIALS 0.1%
New York Times Co.
5.000% due 03/15/2015		2,000	2,075

UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,517

Total Corporate Bonds & Notes (Cost $23,715)			23,984

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
4.500% due 08/01/2042		$37,500	40,213

Total U.S. Government Agencies (Cost $40,162)			40,213

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Notes
0.500% due 11/30/2012 (g)		900	901
1.375% due 02/28/2019		38,900	39,754
3.625% due 02/15/2021 (d)(f)(g)(h)		16,200	19,140

Total U.S. Treasury Obligations (Cost $58,468)			59,795

SOVEREIGN ISSUES 6.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	566	285
10.000% due 01/01/2014		1,708	874
10.000% due 01/01/2017		22,067	11,281
Netherlands Government Bond
0.750% due 04/15/2015	EUR	24,400	31,093

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Kingdom Gilt
2.000% due 01/22/2016	GBP	8,000	$13,162
3.750% due 09/07/2020		900	1,655
3.750% due 09/07/2021		21,500	39,656
4.000% due 03/07/2022		9,200	17,309

Total Sovereign Issues (Cost $116,048)			115,315

		SHARES
MUTUAL FUNDS (b)(c) 54.5%
PIMCO Emerging Local Bond Fund		6,305,542	66,271
PIMCO Emerging Markets Bond Fund		2,124,863	24,925
PIMCO Emerging Markets Corporate Bond Fund		5,733,373	65,532
PIMCO Emerging Markets Currency Fund		3,111,037	31,701
PIMCO EqSTM Dividend Fund		5,311,362	55,610
PIMCO EqSTM Emerging Markets Fund		10,399,315	82,883
PIMCO EqS Pathfinder Fund®		17,428,083	176,198
PIMCO Global Advantage® Strategy Bond Fund		4,523,431	51,567
PIMCO Global Bond Fund (Unhedged)		2,813,493	28,529
PIMCO Investment Grade Corporate Bond Fund		3,106,518	33,830
PIMCO Long-Term U.S. Government Fund		4,426,542	53,251
PIMCO Real Return Fund		1,577,853	19,376
PIMCO RealEstateRealReturn Strategy Fund		684,186	3,722
PIMCO StocksPLUS® Fund		19,688,852	165,977
PIMCO Total Return Fund		7,052,407	79,692
PIMCO Unconstrained Bond Fund		4,888,174	55,579

Total Mutual Funds (Cost $993,633)			994,643

COMMON STOCKS 0.4%

HEALTH CARE 0.4%
Teva Pharmaceutical Industries Ltd. SP - ADR		203,900	8,042

Total Common Stocks (Cost $8,545)			8,042

EXCHANGE-TRADED FUNDS 27.7%
iShares MSCI EAFE Index Fund		1,000,287	49,974
PIMCO Investment Grade Corporate Bond Index Fund (b)		105,527	11,148
SPDR Gold Trust		1,193,652	185,243
Vanguard MSCI Emerging Markets ETF		6,497,470	259,574

Total Exchange-Traded Funds (Cost $536,925)			505,939

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	220,622	$1,081

Total Exchange-Traded Notes (Cost $1,708)		1,081

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.8%

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.170% due 07/02/2012	$1,300	1,300
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $1,327. Repurchase proceeds are $1,300.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	733	733
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $753. Repurchase proceeds are $733.)

		2033

SHORT-TERM NOTES 0.7%
Federal Home Loan Bank
0.160% due 12/05/2012	6,500	6,497
Freddie Mac
0.162% due 12/10/2012 - 01/22/2013	6,900	6,895

		13,392

U.S. TREASURY BILLS 0.8%
0.153% due 08/30/2012 - 05/30/2013 (a)(f)(g)	13,767	13,756

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 4.2%
PIMCO Short-Term Floating NAV Portfolio	7,736,458	77,519

Total Short-Term Instruments (Cost $106,705)		106,700

PURCHASED OPTIONS (j) 0.7%
(Cost $27,829)		13,471

Total Investments 102.3% (Cost $1,913,738)		$1,869,183

Written Options (k) (0.2%) (Premiums $7,979)		(4,037)

Other Assets and Liabilities (Net) (2.1%)		(38,115)

Net Assets 100.0%		$1,827,031

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $2,776 have been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $14,539 at a weighted average interest rate of 0.003%.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

(f)	Securities with an aggregate market value of $1,359 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $11,113 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Arabica Coffee September Futures	Short	09/2012	17	$(123)
Brent Crude August Futures	Long	07/2012	630	(979)
Cocoa September Futures	Short	09/2012	11	(9)
Copper September Futures	Short	09/2012	24	(109)
Corn September Futures	Long	09/2012	16	13
E-mini S&P 500 Index September Futures	Long	09/2012	659	1,832
Gold 100 oz. August Futures	Short	08/2012	2	(6)
Heating Oil August Futures	Short	07/2012	13	(105)
Lean Hogs July Futures	Long	07/2012	29	40
Live Cattle August Futures	Short	08/2012	30	(47)
Silver September Futures	Short	09/2012	9	(40)
Soybean August Futures	Long	08/2012	4	19
U.S. Treasury 5-Year Note September Futures	Long	09/2012	115	21
U.S. Treasury 10-Year Note September Futures	Long	09/2012	356	206
U.S. Treasury 30-Year Bond September Futures	Long	09/2012	23	6
United Kingdom Government 10-Year Gilt September Futures	Long	09/2012	245	64
Volatility S&P 500 Index July Futures	Long	07/2012	221	(1,065)
WTI Crude August Futures	Long	07/2012	334	653

				$371

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,531 and cash of $116 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	AUD	10,800	$(47)	$(41)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		14,700	239	119
Pay	6-Month GBP-LIBOR	2.500%	03/21/2022	GBP	18,900	1,275	1,301
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042		9,200	(176)	(900)

						$1,291	$479

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized (Depreciation)
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.578%	$ 2,000	$30	$115	$(85)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.876%	$	600	$73	$9	$64
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%		200	24	(7)	31
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%		300	0	0	0
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		100	0	0	0
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.534%		5,300	20	9	11
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.534%		3,900	10	8	2
China Government International Bond	CBK	1.000%	12/20/2012	0.293%		900	4	4	0
China Government International Bond	CBK	1.000%	12/20/2016	1.028%		3,200	(3)	(152)	149
China Government International Bond	DUB	1.000%	03/20/2013	0.293%		4,600	25	20	5
China Government International Bond	DUB	1.000%	12/20/2016	1.028%		1,300	(1)	(66)	65
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		800	(1)	(38)	37
China Government International Bond	GST	1.000%	12/20/2012	0.293%		1,700	7	8	(1)
China Government International Bond	HUS	1.000%	12/20/2012	0.293%		1,700	6	6	0

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	RYL	1.000%	12/20/2016	1.028%	$	3,400	$(3)	$(158)	$155
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		600	0	(12)	12
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%		100	0	(2)	2
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.928%		1,800	2	(18)	20
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.928%		1,800	2	(19)	21
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.928%		5,400	5	(56)	61
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%		100	0	0	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%		300	1	1	0
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		400	1	(2)	3
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		200	1	(1)	2
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%		100	0	(1)	1
Russia Government International Bond	DUB	1.000%	12/20/2012	0.642%		200	0	(3)	3
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		200	1	(2)	3
South Africa Government International Bond	BRC	1.000%	12/20/2012	0.476%		1,500	4	(1)	5
South Africa Government International Bond	CBK	1.000%	12/20/2012	0.476%		1,500	5	2	3
South Africa Government International Bond	GST	1.000%	12/20/2012	0.476%		1,500	4	0	4
South Africa Government International Bond	HUS	1.000%	12/20/2012	0.476%		1,500	4	0	4
South Africa Government International Bond	JPM	1.000%	12/20/2012	0.476%		1,600	5	1	4
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.193%	EUR	1,300	0	(11)	11
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.193%		3,900	1	(38)	39

							$197	$(519)	$716

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	20,760	$92	$196	$(104)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	80	(202)	282
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		1,470	6	(32)	38
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		1,480	113	93	20
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		3,370	257	167	90
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		780	59	48	11
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,650	231	133	98
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		2,650	231	123	108
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	2,600	87	29	58
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		25,400	855	259	596
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		15,700	905	957	(52)

							$2,916	$1,771	$1,145

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	1,900	$26	$5	$21
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		3,600	57	19	38
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		11,300	365	9	356

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS	BRL	7,600	$245	$5	$240
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		10,600	398	62	336
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		2,900	50	0	50
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	BOA	AUD	1,300	(8)	8	(16)

							$1,133	$108	$1,025

(j)	Purchased options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC London Gold Market Fixing Ltd. PM	GST	$1,565.000	08/06/2012	3,330	$283	$65
Call - OTC WTI Crude December Futures	MYC	130.000	11/15/2013	407	2,849	619
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	6	38	12

					$3,170	$696

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	18,560	$210	$29
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		8,000	97	12
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		5,000	31	8
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		7,000	70	11
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		145,000	7,743	4,880
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		134,400	5,011	2,598
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012		11,300	391	4
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		19,200	968	537

								$14,521	$8,079

Foreign Currency Options
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus AUD	JPM		AUD	1.247	07/19/2012	EUR	4,500	$54	$64
Put - OTC EUR versus USD	DUB	$		1.250	07/12/2012		32,060	532	135
Put - OTC EUR versus USD	UAG			1.263	07/19/2012		5,000	73	53
Put - OTC EUR versus USD	DUB			1.000	05/22/2015		22,700	1,124	657
Put - OTC EUR versus USD	BPS			1.000	05/22/2015		25,000	787	724

								$2,570	$1,633

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	5,619	$253	$202
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	2,900	307	183

				$560	$385

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	485	$904	$102
Put - CBOE S&P 500 Index	950.000	12/22/2012	1,594	4,197	1,140
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	144	530	285
Put - CBOE S&P 500 Index	1,025.000	03/16/2013	458	1,178	980
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	22	199	171

				$7,008	$2,678

(k)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	MYC	$140.000	11/11/2013	407	$2,991	$(814)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	6	38	(15)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	3,330	283	(403)

					$3,312	$(1,232)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	6,200	$20	$(18)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		6,200	20	(6)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		6,100	6	0
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		6,100	6	(7)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		22,000	78	(65)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		22,000	78	(21)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		41,800	57	(1)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		41,800	57	(48)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		3,900	11	(5)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		3,900	11	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		2,500	8	(3)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		2,500	8	(1)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		3,800	27	(43)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		3,800	27	(5)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012		5,400	33	(57)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		5,400	33	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		8,800	86	(144)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		8,800	158	(55)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		35,300	335	(577)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		35,300	650	(220)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		50,700	371	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		80,600	967	(456)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012		2,100	32	(73)
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		31,300	294	(512)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		31,300	573	(195)

								$3,946	$(2,514)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.500%	09/19/2012	$	18,400	$97	$(34)
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.800%	09/19/2012		18,400	55	(13)
Put - OTC CDX.IG-18 5-Year Index	BPS	Sell	1.700%	12/19/2012		18,000	110	(65)

							$262	$(112)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	2,900	$142	$(81)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	22	$88	$(72)

Options on Securities
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Novartis AG SP - ADR	$50.000	07/21/2012	1,706	$95	$(9)
Put - CBOE Vodafone Group PLC SP - ADR	24.000	07/21/2012	3,434	134	(17)

				$229	$(26)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in NZD		Premium
Balance at 12/31/2011	6,052	$347,600	AUD	0	EUR	12,100	GBP	3,100	NZD	6,400	$7,355
Sales	25,968	490,080		6,000		54,900		29,000		36,300	6,053
Closing Buys	(18,176)	(282,000)		(6,000)		(51,700)		(32,100)		(23,800)	(4,952)
Expirations	0	0		0		0		0		0	0
Exercised	(2,039)	(33,280)		0		(15,300)		0		(18,900)	(477)

Balance at 06/30/2012	11,805	$522,400	AUD	0	EUR	0	GBP	0	NZD	0	$7,979

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	15,259	$	19,954	BRC	$642	$0	$642
07/2012		216		274	CBK	1	0	1
07/2012		19,343		25,229	DUB	748	0	748
07/2012		14,784		19,369	FBF	658	0	658
07/2012		24,609		32,493	HUS	1,352	(5)	1,347
07/2012		1,624		2,099	JPM	44	0	44
07/2012		767		967	RYL	0	(4)	(4)
07/2012	IDR	150,139,000		15,826	MSC	0	(159)	(159)
07/2012		150,139,000		15,938	UAG	0	(47)	(47)
07/2012	INR	378,166		7,403	JPM	626	0	626
07/2012	JPY	422,153		5,300	FBF	19	0	19
07/2012	KRW	27,479,007		24,374	UAG	392	0	392
07/2012	MYR	9,807		3,180	JPM	85	0	85
07/2012	TRY	3,274		1,779	UAG	0	(21)	(21)
07/2012	$	22,448	EUR	17,952	BPS	278	(5)	273
07/2012		18,928		15,174	BRC	304	(27)	277
07/2012		57,473		43,805	DUB	14	(2,046)	(2,032)
07/2012		14,421		11,386	FBF	26	(36)	(10)
07/2012		240		194	HUS	6	0	6
07/2012		1,502		1,135	JPM	0	(66)	(66)
07/2012		1,015		803	UAG	10	(8)	2
07/2012		15,876	IDR	150,139,000	MSC	109	0	109
07/2012		15,826		150,139,000	UAG	159	0	159
07/2012		6,629	INR	378,166	HUS	149	0	149
07/2012		5,289	JPY	422,153	UAG	0	(8)	(8)
07/2012		23,783	KRW	27,479,007	BRC	199	0	199
07/2012		3,067	MYR	9,807	UAG	28	0	28
07/2012		1,400	NOK	8,405	BPS	12	0	12
07/2012		1,397		8,405	HUS	15	0	15
07/2012		1,394		8,405	UAG	17	0	17
07/2012	ZAR	49,679	$	5,906	DUB	0	(150)	(150)
08/2012	BRL	96,857		49,566	HUS	1,652	0	1,652
08/2012	HKD	231,184		29,786	UAG	0	(18)	(18)
08/2012	HUF	246,689		1,118	JPM	32	0	32
08/2012	MXN	73,418		5,576	CBK	105	(10)	95
08/2012	PLN	17,165		5,356	UAG	230	0	230
08/2012	$	14,643	AUD	14,650	BOA	299	0	299
08/2012		159		159	BRC	3	0	3
08/2012		22,204	CHF	20,868	HUS	0	(191)	(191)
08/2012		600	MXN	7,847	CBK	0	(14)	(14)
08/2012		1,468	SEK	10,507	DUB	48	0	48
09/2012	GBP	8,526	$	13,340	FBF	0	(10)	(10)
09/2012		327		509	RBC	0	(3)	(3)
09/2012		26,199		40,534	RYL	0	(490)	(490)
09/2012	JPY	422,153		5,294	UAG	7	0	7
09/2012	KRW	27,479,007		23,665	BRC	0	(201)	(201)
09/2012	RUB	432,034		13,009	GSC	0	(126)	(126)
09/2012	$	20,901	CAD	21,484	UAG	165	0	165
09/2012		13,211	GBP	8,544	BPS	168	0	168
09/2012		252		162	JPM	2	0	2
09/2012		376		240	RBC	0	0	0
09/2012		66,760	JPY	5,223,662	BPS	0	(1,350)	(1,350)
09/2012		299		23,700	HUS	0	(2)	(2)
10/2012	INR	378,166	$	6,511	HUS	0	(188)	(188)
10/2012	MYR	9,807		3,052	UAG	0	(42)	(42)
11/2012	TWD	627,304		21,286	BRC	133	0	133
01/2013	IDR	150,139,000		15,325	MSC	0	(217)	(217)
02/2013	CNY	30,402		4,822	BRC	60	0	60
02/2013		86,822		13,627	JPM	27	0	27
08/2013	$	1,117	CNY	7,000	DUB	0	(27)	(27)
08/2013		3,393		21,424	UAG	0	(55)	(55)
09/2015		1,547		9,400	DUB	0	(118)	(118)

						$8,824	$(5,644)	$3,180

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$20,392	$0	$20,392
Industrials	0	2,075	0	2,075
Utilities	0	1,517	0	1,517
U.S. Government Agencies	0	40,213	0	40,213
U.S. Treasury Obligations	0	59,795	0	59,795
Sovereign Issues	0	115,315	0	115,315
Mutual Funds	994,643	0	0	994,643
Common Stocks
Health Care	8,042	0	0	8,042
Exchange-Traded Funds	505,939	0	0	505,939
Exchange-Traded Notes	1,081	0	0	1,081
Short-Term Instruments
Repurchase Agreements	0	2,033	0	2,033
Short-Term Notes	0	13,392	0	13,392
U.S. Treasury Bills	0	13,756	0	13,756
PIMCO Short-Term Floating NAV Portfolio	77,519	0	0	77,519
Purchased Options
Commodity Contracts	0	696	0	696
Equity Contracts	3,063	0	0	3,063
Foreign Exchange Contracts	0	1,633	0	1,633
Interest Rate Contracts	0	8,079	0	8,079
	$1,590,287	$278,896	$0	$1,869,183

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Financial Derivative Instruments (2) - Assets
Commodity Contracts	$725	$0	$0	$725
Credit Contracts	0	2,018	0	2,018
Equity Contracts	1,832	0	0	1,832
Foreign Exchange Contracts	0	8,824	0	8,824
Interest Rate Contracts	297	2,461	0	2,758
	$2,854	$13,303	$0	$16,157

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(1,418)	(1,232)	0	(2,650)
Credit Contracts	0	(354)	0	(354)
Equity Contracts	(1,244)	0	0	(1,244)
Foreign Exchange Contracts	0	(5,644)	0	(5,644)
Interest Rate Contracts	0	(3,471)	0	(3,471)
	$(2,662)	$(10,701)	$0	$(13,363)

Totals	$1,590,479	$281,498	$0	$1,871,977

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$696	$0	$3,063	$1,633	$8,079	$13,471
Variation margin receivable on financial derivative instruments (2)	6,166	0	723	0	0	6,889
Unrealized appreciation on foreign currency contracts	0	0	0	8,824	0	8,824
Unrealized appreciation on OTC swap agreements	0	2,018	0	0	1,041	3,059

	$6,862	$2,018	$3,786	$10,457	$9,120	$32,243

Liabilities:
Written options outstanding	$1,232	$112	$179	$0	$2,514	$4,037
Variation margin payable on financial derivative instruments (2)	0	0	0	0	601	601
Unrealized depreciation on foreign currency contracts	0	0	0	5,644	0	5,644
Unrealized depreciation on OTC swap agreements	0	242	0	0	16	258

	$1,232	$354	$179	$5,644	$3,131	$10,540

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(3,287)	$0	$(34,478)	$(7,441)	$(100)	$(45,306)
Net realized gain (loss) on futures contracts	(14,845)	0	1,333	0	4,581	(8,931)
Net realized gain on written options	0	222	2,722	1,333	438	4,715
Net realized gain (loss) on swaps	(290)	(231)	410	0	773	662
Net realized (loss) on foreign currency transactions	0	0	0	(1,798)	0	(1,798)

	$(18,442)	$(9)	$(30,013)	$(7,906)	$5,692	$(50,658)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(1,507)	$0	$19,333	$637	$(2,621)	$15,842
Net change in unrealized appreciation (depreciation) on futures contracts	(692)	0	1,002	0	(1,275)	(965)
Net change in unrealized appreciation (depreciation) on written options	1,279	149	(1,472)	(197)	1,365	1,124
Net change in unrealized appreciation on swaps	631	255	68	0	474	1,428
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	77	0	77

	$(289)	$404	$18,931	$517	$(2,057)	$17,506

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $371 and open centrally cleared swaps cumulative appreciation/(depreciation) of $479 as reported in the Notes to Consolidated Schedule of Investments.

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
	PIMCO Global Multi-Asset Portfolio			PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
BOA	$855	$(550)	$305	$0	$0	$0
BPS	(238)	310	72	0	0	0
BRC	1,284	(1,560)	(276)	0	0	0
CBK	188	(310)	(122)	0	0	0
DUB	(589)	471	(118)	0	0	0
FBF	1,144	(1,340)	(196)	0	0	0
GLM	26	(10)	16	0	0	0
GSC	(126)	0	(126)	0	0	0
GST	(360)	270	(90)	65	(290)	(225)
HUS	2,387	(4,620)	(2,233)	0	0	0
JPM	5,616	(5,760)	(144)	0	0	0
MSC	(267)	(190)	(457)	0	0	0
MYC	3,736	(4,415)	(679)	(2)	0	(2)
RBC	(3)	0	(3)	0	0	0
RYL	(486)	308	(178)	0	0	0
UAG	776	(910)	(134)	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except funds of funds, as well as funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS®

Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the

Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”);others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the

Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

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(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

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Notes to Financial Statements (Cont.)

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Portfolio may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

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If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

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The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These

Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause

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Notes to Financial Statements (Cont.)

settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO

The GMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMA Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2012 of the GMA Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio II Ltd.	11/21/2008	01/14/2009	$1,827,031	$207,119	11.3%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2013, to waive, first, the Investment Advisory Fee and, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory Fees and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory Fees and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2012, the amount was $3,794,200.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2012, the amount was $661,408.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$609

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2012 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$2,131	$0	$(2,148)	$102	$(85)	$0	$0
PIMCO Emerging Local Bond Fund	61,962	1,485	0	0	2,824	66,271	1,485
PIMCO Emerging Markets Bond Fund	23,388	533	0	0	1,004	24,925	533
PIMCO Emerging Markets Corporate Bond Fund	61,237	1,365	0	0	2,930	65,532	1,365
PIMCO Emerging Markets Currency Fund	30,623	216	0	0	862	31,701	216
PIMCO EqSTM Dividend Fund	0	55,843	0	0	(233)	55,610	475
PIMCO EqSTM Emerging Markets Fund	82,570	0	0	0	313	82,883	0
PIMCO EqS Pathfinder Fund®	169,227	0	0	0	6,971	176,198	0
PIMCO Global Advantage® Strategy Bond Fund	50,061	615	0	0	891	51,567	615
PIMCO Global Bond Fund (Unhedged)	19,509	8,832	0	0	188	28,529	332
PIMCO Investment Grade Corporate Bond Fund	31,461	717	0	0	1,652	33,830	717
PIMCO Investment Grade Corporate Bond Index Fund	10,629	0	0	0	519	11,148	165
PIMCO Long-Term U.S. Government Fund	42,934	33,408	(22,050)	(3,870)	2,829	53,251	508
PIMCO Real Return Fund	0	18,954	0	0	422	19,376	185
PIMCO RealEstateRealReturn Strategy Fund	3,052	225	0	0	445	3,722	225
PIMCO Short-Term Floating NAV Portfolio	17,956	206,960	(147,400)	6	(3)	77,519	60
PIMCO StocksPLUS® Fund	223,616	3,697	(82,980)	(3,572)	25,216	165,977	3,697
PIMCO Total Return Fund	93,407	18,239	(35,900)	529	3,417	79,692	1,709
PIMCO Unconstrained Bond Fund	52,702	544	0	0	2,333	55,579	544
Totals	$976,465	$351,633	$(290,478)	$(6,805)	$52,495	$1,083,310	$12,831

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$351,361	$273,016	$329,567	$289,599

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	2,501	31,430	13,648	175,883
Advisor Class	5,576	69,701	57,201	735,727
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	525	6,450	615	7,746
Advisor Class	2,077	25,563	2,578	32,490
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(457)	(5,679)	(1,192)	(14,956)
Advisor Class	(2,997)	(37,398)	(2,907)	(37,215)
Net increase resulting from Portfolio share transactions	7,226	$90,077	69,943	$899,675

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 91% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,925,786	$23,199	$(79,802)	$(56,603)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

34	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	NOK	Norwegian Krone
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	USD	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	SP-ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	oz.	Ounce	WTI	West Texas Intermediate

SEMIANNUAL REPORT	JUNE 30, 2012	35

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT34SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Global Multi-Asset Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”) and other affiliated, including PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Global Multi-Asset Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Mutual Funds	53.2%
Exchange-Traded Funds	27.1%
Sovereign Issues	6.2%
Short-Term Instruments	5.7%
U.S. Treasury Obligations	3.2%
Other	4.6%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	Class Inception (04/15/2009)
PIMCO Global Multi-Asset Portfolio Advisor Class	2.08%	-4.11%	9.28%
MSCI World Index±	5.91%	-4.98%	13.26%	**
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	4.70%	0.37%	11.16%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.71% for Advisor Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,020.80	$1,020.98
Expenses Paid During Period*	$3.92	$3.92
Net Annualized Expense Ratio**	0.78%	0.78%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (“1940 Act”), fixed income instruments, equity securities, forwards and derivatives. Fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except funds of funds as well as funds of PIMCO Equity Series, an affiliated open-end investment company) and PIMCO ETF Trust, an affiliated open-end investment company. The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

»	The Portfolio’s exposure to large-cap U.S. equities benefited performance as the S&P 500 Index posted positive returns over the reporting period.

»	An allocation to emerging market equities benefited performance as the MSCI Emerging Markets Index posted gains over the reporting period.

»	Exposure to U.S. interest rate duration (or sensitivity to changes in market interest rates) contributed to performance as the ten-year U.S. Treasury yield declined over the reporting period.

»

An allocation to emerging market bonds contributed to performance as emerging market sovereign bonds, both local currency and U.S. dollar-denominated, and emerging market corporate bonds all posted positive returns over the reporting period.

»	An allocation to real assets, specifically gold and oil, detracted from performance as the gains in gold during the reporting period were more than offset by the losses in crude oil.

»

Exposure to hedging strategies, for example put options on the S&P 500 Index, detracted from performance during the reporting period as the S&P 500 Index posted positive returns and implied volatility (measured by the VIX Index) declined.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	04/15/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$12.16		$12.72	$11.79	$10.00
Net investment income (a)	0.07		0.37	0.70	0.34
Net realized/unrealized gain (loss)	0.18		(0.59)	0.62	1.58
Total income (loss) from investment operations	0.25		(0.22)	1.32	1.92
Dividends from net investment income	(0.21)		(0.23)	(0.36)	(0.09)
Distributions from net realized capital gains	0.00		(0.11)	(0.03)	(0.04)
Total distributions	(0.21)		(0.34)	(0.39)	(0.13)
Net asset value end of year or period	$12.20		$12.16	$12.72	$11.79
Total return	2.08%		(1.80)%	11.34%	19.11%
Net assets end of year or period (000s)	$1,476,857		$1,414,873	$757,048	$25,477
Ratio of expenses to average net assets	0.78	%*	0.78%	0.78%	0.92	%*
Ratio of expenses to average net assets excluding waivers	1.27	%*	1.24%	1.22%	2.15	%*
Ratio of expenses to average net assets excluding interest expense	0.78	%*	0.78%	0.78%	0.92	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.27	%*	1.24%	1.22%	2.15	%*
Ratio of net investment income to average net assets	1.07	%*	2.88%	5.69%	4.01	%*
Portfolio turnover rate	32	%**	38%**	71%**	136%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments in Affiliates, at value	$1,083,310
Repurchase agreements, at value	2,033
Investments, at value	783,840
Cash	76
Deposits with counterparty	116
Foreign currency, at value	1,071
Receivable for investments sold	40,194
Receivable for Portfolio shares sold	571
Interest and dividends receivable	1,996
Dividends receivable from Affiliates	1,886
Variation margin receivable on financial derivative instruments	6,889
Reimbursement receivable from PIMCO	118
OTC swap premiums paid	2,305
Unrealized appreciation on foreign currency contracts	8,824
Unrealized appreciation on OTC swap agreements	3,059
1,936,288

Liabilities:
Payable for investments purchased	$80,540
Payable for investments in Affiliates purchased	1,895
Deposits from counterparty	14,137
Payable for Portfolio shares redeemed	51
Written options outstanding	4,037
Accrued investment advisory fees	803
Accrued supervisory and administrative fees	110
Accrued distribution fees	307
Accrued servicing fees	44
Variation margin payable on financial derivative instruments	601
OTC swap premiums received	830
Unrealized depreciation on foreign currency contracts	5,644
Unrealized depreciation on OTC swap agreements	258
109,257

Net Assets	$1,827,031

Net Assets Consist of:
Paid in capital	$1,867,278
Undistributed net investment income	33,169
Accumulated undistributed net realized (loss)	(39,592)
Net unrealized (depreciation)	(33,824)
$1,827,031

Net Assets:
Institutional Class	$10
Administrative Class	350,164
Advisor Class	1,476,857

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	28,740
Advisor Class	121,020

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.19
Administrative Class	12.18
Advisor Class	12.20

Cost of Investments	$829,912
Cost of Investments in Affiliates	$1,081,793
Cost of Repurchase Agreements	$2,033
Cost of Foreign Currency Held	$1,060
Premiums Received on Written Options	$7,979

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$2,902
Dividends	1,213
Dividends from Affiliate investments	12,831
Total Income	16,946

Expenses:
Investment advisory fees	8,639
Supervisory and administrative fees	646
Servicing fees – Administrative Class	260
Distribution and/or servicing fees – Advisor Class	1,852
Trustees’ fees	11
Interest expense	10
Miscellaneous expense	1
Total Expenses	11,419
Waiver and/or Reimbursement by PIMCO	(4,455)
Net Expenses	6,964

Net Investment Income	9,982

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(45,833)
Net realized (loss) on Affiliate investments	(6,805)
Net realized (loss) on futures contracts	(8,931)
Net realized gain on written options	4,715
Net realized gain on swaps	662
Net realized (loss) on foreign currency transactions	(432)
Net change in unrealized appreciation on investments	28,565
Net change in unrealized appreciation on Affiliate investments	52,495
Net change in unrealized (depreciation) on futures contracts	(965)
Net change in unrealized appreciation on written options	1,124
Net change in unrealized appreciation on swaps	1,428
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	164
Net Gain	26,187

Net Increase in Net Assets Resulting from Operations	$36,169

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$9,982	$40,325
Net realized gain (loss)	(49,819)	39,092
Net realized (loss) on Affiliate investments	(6,805)	(1,291)
Net capital gain distributions received from Underlying Funds	0	11,826
Net change in unrealized appreciation (depreciation)	30,316	(81,971)
Net change in unrealized appreciation (depreciation) on Affiliate investments	52,495	(58,187)
Net increase resulting from operations	36,169	(50,206)

Distributions to Shareholders:
From net investment income
Administrative Class	(6,450)	(4,988)
Advisor Class	(25,563)	(20,463)
From net realized capital gains
Administrative Class	0	(2,757)
Advisor Class	0	(12,028)

Total Distributions	(32,013)	(40,236)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	90,077	899,675

Total Increase in Net Assets	94,233	809,233

Net Assets:
Beginning of period	1,732,798	923,565
End of period*	$1,827,031	$1,732,798

*Including undistributed net investment income of:	$33,169	$55,200

**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.3%

BANKING & FINANCE 1.1%
Banco Santander Brasil S.A.
2.568% due 03/18/2014		$1,900	$1,830
Citigroup, Inc.
1.317% due 02/15/2013		1,600	1,600
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,490
Dexia Credit Local S.A.
2.000% due 03/05/2013		3,200	3,186
KFW
4.625% due 12/14/2012		3,200	3,261
NIBC Bank NV
2.800% due 12/02/2014		3,200	3,322
Nordea Bank AB
1.367% due 01/14/2014		3,400	3,402
Springleaf Finance Corp.
5.900% due 09/15/2012		300	301

			20,392

INDUSTRIALS 0.1%
New York Times Co.
5.000% due 03/15/2015		2,000	2,075

UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,517

Total Corporate Bonds & Notes (Cost $23,715)			23,984

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
4.500% due 08/01/2042		$37,500	40,213

Total U.S. Government Agencies (Cost $40,162)			40,213

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Notes
0.500% due 11/30/2012 (g)		900	901
1.375% due 02/28/2019		38,900	39,754
3.625% due 02/15/2021 (d)(f)(g)(h)		16,200	19,140

Total U.S. Treasury Obligations (Cost $58,468)			59,795

SOVEREIGN ISSUES 6.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	566	285
10.000% due 01/01/2014		1,708	874
10.000% due 01/01/2017		22,067	11,281
Netherlands Government Bond
0.750% due 04/15/2015	EUR	24,400	31,093

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Kingdom Gilt
2.000% due 01/22/2016	GBP	8,000	$13,162
3.750% due 09/07/2020		900	1,655
3.750% due 09/07/2021		21,500	39,656
4.000% due 03/07/2022		9,200	17,309

Total Sovereign Issues (Cost $116,048)			115,315

		SHARES
MUTUAL FUNDS (b)(c) 54.5%
PIMCO Emerging Local Bond Fund		6,305,542	66,271
PIMCO Emerging Markets Bond Fund		2,124,863	24,925
PIMCO Emerging Markets Corporate Bond Fund		5,733,373	65,532
PIMCO Emerging Markets Currency Fund		3,111,037	31,701
PIMCO EqSTM Dividend Fund		5,311,362	55,610
PIMCO EqSTM Emerging Markets Fund		10,399,315	82,883
PIMCO EqS Pathfinder Fund®		17,428,083	176,198
PIMCO Global Advantage® Strategy Bond Fund		4,523,431	51,567
PIMCO Global Bond Fund (Unhedged)		2,813,493	28,529
PIMCO Investment Grade Corporate Bond Fund		3,106,518	33,830
PIMCO Long-Term U.S. Government Fund		4,426,542	53,251
PIMCO Real Return Fund		1,577,853	19,376
PIMCO RealEstateRealReturn Strategy Fund		684,186	3,722
PIMCO StocksPLUS® Fund		19,688,852	165,977
PIMCO Total Return Fund		7,052,407	79,692
PIMCO Unconstrained Bond Fund		4,888,174	55,579

Total Mutual Funds (Cost $993,633)			994,643

COMMON STOCKS 0.4%

HEALTH CARE 0.4%
Teva Pharmaceutical Industries Ltd. SP - ADR		203,900	8,042

Total Common Stocks (Cost $8,545)			8,042

EXCHANGE-TRADED FUNDS 27.7%
iShares MSCI EAFE Index Fund		1,000,287	49,974
PIMCO Investment Grade Corporate Bond Index Fund (b)		105,527	11,148
SPDR Gold Trust		1,193,652	185,243
Vanguard MSCI Emerging Markets ETF		6,497,470	259,574

Total Exchange-Traded Funds (Cost $536,925)			505,939

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	220,622	$1,081

Total Exchange-Traded Notes (Cost $1,708)		1,081

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.8%

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.170% due 07/02/2012	$1,300	1,300
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $1,327. Repurchase proceeds are $1,300.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	733	733
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $753. Repurchase proceeds are $733.)

		2033

SHORT-TERM NOTES 0.7%
Federal Home Loan Bank
0.160% due 12/05/2012	6,500	6,497
Freddie Mac
0.162% due 12/10/2012 - 01/22/2013	6,900	6,895

		13,392

U.S. TREASURY BILLS 0.8%
0.153% due 08/30/2012 - 05/30/2013 (a)(f)(g)	13,767	13,756

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 4.2%
PIMCO Short-Term Floating NAV Portfolio	7,736,458	77,519

Total Short-Term Instruments (Cost $106,705)		106,700

PURCHASED OPTIONS (j) 0.7%
(Cost $27,829)		13,471

Total Investments 102.3% (Cost $1,913,738)		$1,869,183

Written Options (k) (0.2%) (Premiums $7,979)		(4,037)

Other Assets and Liabilities (Net) (2.1%)		(38,115)

Net Assets 100.0%		$1,827,031

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $2,776 have been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $14,539 at a weighted average interest rate of 0.003%.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

(f)	Securities with an aggregate market value of $1,359 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $11,113 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Arabica Coffee September Futures	Short	09/2012	17	$(123)
Brent Crude August Futures	Long	07/2012	630	(979)
Cocoa September Futures	Short	09/2012	11	(9)
Copper September Futures	Short	09/2012	24	(109)
Corn September Futures	Long	09/2012	16	13
E-mini S&P 500 Index September Futures	Long	09/2012	659	1,832
Gold 100 oz. August Futures	Short	08/2012	2	(6)
Heating Oil August Futures	Short	07/2012	13	(105)
Lean Hogs July Futures	Long	07/2012	29	40
Live Cattle August Futures	Short	08/2012	30	(47)
Silver September Futures	Short	09/2012	9	(40)
Soybean August Futures	Long	08/2012	4	19
U.S. Treasury 5-Year Note September Futures	Long	09/2012	115	21
U.S. Treasury 10-Year Note September Futures	Long	09/2012	356	206
U.S. Treasury 30-Year Bond September Futures	Long	09/2012	23	6
United Kingdom Government 10-Year Gilt September Futures	Long	09/2012	245	64
Volatility S&P 500 Index July Futures	Long	07/2012	221	(1,065)
WTI Crude August Futures	Long	07/2012	334	653

				$371

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,531 and cash of $116 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	AUD	10,800	$(47)	$(41)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		14,700	239	119
Pay	6-Month GBP-LIBOR	2.500%	03/21/2022	GBP	18,900	1,275	1,301
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042		9,200	(176)	(900)

						$1,291	$479

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized (Depreciation)
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.578%	$ 2,000	$30	$115	$(85)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.876%	$	600	$73	$9	$64
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%		200	24	(7)	31
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%		300	0	0	0
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		100	0	0	0
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.534%		5,300	20	9	11
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.534%		3,900	10	8	2
China Government International Bond	CBK	1.000%	12/20/2012	0.293%		900	4	4	0
China Government International Bond	CBK	1.000%	12/20/2016	1.028%		3,200	(3)	(152)	149
China Government International Bond	DUB	1.000%	03/20/2013	0.293%		4,600	25	20	5
China Government International Bond	DUB	1.000%	12/20/2016	1.028%		1,300	(1)	(66)	65
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		800	(1)	(38)	37
China Government International Bond	GST	1.000%	12/20/2012	0.293%		1,700	7	8	(1)
China Government International Bond	HUS	1.000%	12/20/2012	0.293%		1,700	6	6	0

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	RYL	1.000%	12/20/2016	1.028%	$	3,400	$(3)	$(158)	$155
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		600	0	(12)	12
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%		100	0	(2)	2
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.928%		1,800	2	(18)	20
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.928%		1,800	2	(19)	21
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.928%		5,400	5	(56)	61
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%		100	0	0	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%		300	1	1	0
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		400	1	(2)	3
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		200	1	(1)	2
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%		100	0	(1)	1
Russia Government International Bond	DUB	1.000%	12/20/2012	0.642%		200	0	(3)	3
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		200	1	(2)	3
South Africa Government International Bond	BRC	1.000%	12/20/2012	0.476%		1,500	4	(1)	5
South Africa Government International Bond	CBK	1.000%	12/20/2012	0.476%		1,500	5	2	3
South Africa Government International Bond	GST	1.000%	12/20/2012	0.476%		1,500	4	0	4
South Africa Government International Bond	HUS	1.000%	12/20/2012	0.476%		1,500	4	0	4
South Africa Government International Bond	JPM	1.000%	12/20/2012	0.476%		1,600	5	1	4
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.193%	EUR	1,300	0	(11)	11
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.193%		3,900	1	(38)	39

							$197	$(519)	$716

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	20,760	$92	$196	$(104)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	80	(202)	282
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		1,470	6	(32)	38
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		1,480	113	93	20
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		3,370	257	167	90
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		780	59	48	11
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,650	231	133	98
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		2,650	231	123	108
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	2,600	87	29	58
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		25,400	855	259	596
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		15,700	905	957	(52)

							$2,916	$1,771	$1,145

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	1,900	$26	$5	$21
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		3,600	57	19	38
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		11,300	365	9	356

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS	BRL	7,600	$245	$5	$240
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		10,600	398	62	336
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		2,900	50	0	50
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	BOA	AUD	1,300	(8)	8	(16)

							$1,133	$108	$1,025

(j)	Purchased options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC London Gold Market Fixing Ltd. PM	GST	$1,565.000	08/06/2012	3,330	$283	$65
Call - OTC WTI Crude December Futures	MYC	130.000	11/15/2013	407	2,849	619
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	6	38	12

					$3,170	$696

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	18,560	$210	$29
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		8,000	97	12
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		5,000	31	8
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		7,000	70	11
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		145,000	7,743	4,880
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		134,400	5,011	2,598
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012		11,300	391	4
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		19,200	968	537

								$14,521	$8,079

Foreign Currency Options
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus AUD	JPM		AUD	1.247	07/19/2012	EUR	4,500	$54	$64
Put - OTC EUR versus USD	DUB	$		1.250	07/12/2012		32,060	532	135
Put - OTC EUR versus USD	UAG			1.263	07/19/2012		5,000	73	53
Put - OTC EUR versus USD	DUB			1.000	05/22/2015		22,700	1,124	657
Put - OTC EUR versus USD	BPS			1.000	05/22/2015		25,000	787	724

								$2,570	$1,633

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	5,619	$253	$202
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	2,900	307	183

				$560	$385

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	485	$904	$102
Put - CBOE S&P 500 Index	950.000	12/22/2012	1,594	4,197	1,140
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	144	530	285
Put - CBOE S&P 500 Index	1,025.000	03/16/2013	458	1,178	980
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	22	199	171

				$7,008	$2,678

(k)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	MYC	$140.000	11/11/2013	407	$2,991	$(814)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	6	38	(15)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	3,330	283	(403)

					$3,312	$(1,232)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	6,200	$20	$(18)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		6,200	20	(6)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		6,100	6	0
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		6,100	6	(7)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		22,000	78	(65)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		22,000	78	(21)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		41,800	57	(1)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		41,800	57	(48)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		3,900	11	(5)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		3,900	11	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		2,500	8	(3)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		2,500	8	(1)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		3,800	27	(43)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		3,800	27	(5)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012		5,400	33	(57)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		5,400	33	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		8,800	86	(144)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		8,800	158	(55)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		35,300	335	(577)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		35,300	650	(220)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		50,700	371	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		80,600	967	(456)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012		2,100	32	(73)
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		31,300	294	(512)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		31,300	573	(195)

								$3,946	$(2,514)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.500%	09/19/2012	$	18,400	$97	$(34)
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.800%	09/19/2012		18,400	55	(13)
Put - OTC CDX.IG-18 5-Year Index	BPS	Sell	1.700%	12/19/2012		18,000	110	(65)

							$262	$(112)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	2,900	$142	$(81)

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	22	$88	$(72)

Options on Securities
Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Novartis AG SP - ADR	$50.000	07/21/2012	1,706	$95	$(9)
Put - CBOE Vodafone Group PLC SP - ADR	24.000	07/21/2012	3,434	134	(17)

				$229	$(26)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in NZD		Premium
Balance at 12/31/2011	6,052	$347,600	AUD	0	EUR	12,100	GBP	3,100	NZD	6,400	$7,355
Sales	25,968	490,080		6,000		54,900		29,000		36,300	6,053
Closing Buys	(18,176)	(282,000)		(6,000)		(51,700)		(32,100)		(23,800)	(4,952)
Expirations	0	0		0		0		0		0	0
Exercised	(2,039)	(33,280)		0		(15,300)		0		(18,900)	(477)

Balance at 06/30/2012	11,805	$522,400	AUD	0	EUR	0	GBP	0	NZD	0	$7,979

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	15,259	$	19,954	BRC	$642	$0	$642
07/2012		216		274	CBK	1	0	1
07/2012		19,343		25,229	DUB	748	0	748
07/2012		14,784		19,369	FBF	658	0	658
07/2012		24,609		32,493	HUS	1,352	(5)	1,347
07/2012		1,624		2,099	JPM	44	0	44
07/2012		767		967	RYL	0	(4)	(4)
07/2012	IDR	150,139,000		15,826	MSC	0	(159)	(159)
07/2012		150,139,000		15,938	UAG	0	(47)	(47)
07/2012	INR	378,166		7,403	JPM	626	0	626
07/2012	JPY	422,153		5,300	FBF	19	0	19
07/2012	KRW	27,479,007		24,374	UAG	392	0	392
07/2012	MYR	9,807		3,180	JPM	85	0	85
07/2012	TRY	3,274		1,779	UAG	0	(21)	(21)
07/2012	$	22,448	EUR	17,952	BPS	278	(5)	273
07/2012		18,928		15,174	BRC	304	(27)	277
07/2012		57,473		43,805	DUB	14	(2,046)	(2,032)
07/2012		14,421		11,386	FBF	26	(36)	(10)
07/2012		240		194	HUS	6	0	6
07/2012		1,502		1,135	JPM	0	(66)	(66)
07/2012		1,015		803	UAG	10	(8)	2
07/2012		15,876	IDR	150,139,000	MSC	109	0	109
07/2012		15,826		150,139,000	UAG	159	0	159
07/2012		6,629	INR	378,166	HUS	149	0	149
07/2012		5,289	JPY	422,153	UAG	0	(8)	(8)
07/2012		23,783	KRW	27,479,007	BRC	199	0	199
07/2012		3,067	MYR	9,807	UAG	28	0	28
07/2012		1,400	NOK	8,405	BPS	12	0	12
07/2012		1,397		8,405	HUS	15	0	15
07/2012		1,394		8,405	UAG	17	0	17
07/2012	ZAR	49,679	$	5,906	DUB	0	(150)	(150)
08/2012	BRL	96,857		49,566	HUS	1,652	0	1,652
08/2012	HKD	231,184		29,786	UAG	0	(18)	(18)
08/2012	HUF	246,689		1,118	JPM	32	0	32
08/2012	MXN	73,418		5,576	CBK	105	(10)	95
08/2012	PLN	17,165		5,356	UAG	230	0	230
08/2012	$	14,643	AUD	14,650	BOA	299	0	299
08/2012		159		159	BRC	3	0	3
08/2012		22,204	CHF	20,868	HUS	0	(191)	(191)
08/2012		600	MXN	7,847	CBK	0	(14)	(14)
08/2012		1,468	SEK	10,507	DUB	48	0	48
09/2012	GBP	8,526	$	13,340	FBF	0	(10)	(10)
09/2012		327		509	RBC	0	(3)	(3)
09/2012		26,199		40,534	RYL	0	(490)	(490)
09/2012	JPY	422,153		5,294	UAG	7	0	7
09/2012	KRW	27,479,007		23,665	BRC	0	(201)	(201)
09/2012	RUB	432,034		13,009	GSC	0	(126)	(126)
09/2012	$	20,901	CAD	21,484	UAG	165	0	165
09/2012		13,211	GBP	8,544	BPS	168	0	168
09/2012		252		162	JPM	2	0	2
09/2012		376		240	RBC	0	0	0
09/2012		66,760	JPY	5,223,662	BPS	0	(1,350)	(1,350)
09/2012		299		23,700	HUS	0	(2)	(2)
10/2012	INR	378,166	$	6,511	HUS	0	(188)	(188)
10/2012	MYR	9,807		3,052	UAG	0	(42)	(42)
11/2012	TWD	627,304		21,286	BRC	133	0	133
01/2013	IDR	150,139,000		15,325	MSC	0	(217)	(217)
02/2013	CNY	30,402		4,822	BRC	60	0	60
02/2013		86,822		13,627	JPM	27	0	27
08/2013	$	1,117	CNY	7,000	DUB	0	(27)	(27)
08/2013		3,393		21,424	UAG	0	(55)	(55)
09/2015		1,547		9,400	DUB	0	(118)	(118)

						$8,824	$(5,644)	$3,180

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$20,392	$0	$20,392
Industrials	0	2,075	0	2,075
Utilities	0	1,517	0	1,517
U.S. Government Agencies	0	40,213	0	40,213
U.S. Treasury Obligations	0	59,795	0	59,795
Sovereign Issues	0	115,315	0	115,315
Mutual Funds	994,643	0	0	994,643
Common Stocks
Health Care	8,042	0	0	8,042
Exchange-Traded Funds	505,939	0	0	505,939
Exchange-Traded Notes	1,081	0	0	1,081
Short-Term Instruments
Repurchase Agreements	0	2,033	0	2,033
Short-Term Notes	0	13,392	0	13,392
U.S. Treasury Bills	0	13,756	0	13,756
PIMCO Short-Term Floating NAV Portfolio	77,519	0	0	77,519
Purchased Options
Commodity Contracts	0	696	0	696
Equity Contracts	3,063	0	0	3,063
Foreign Exchange Contracts	0	1,633	0	1,633
Interest Rate Contracts	0	8,079	0	8,079
	$1,590,287	$278,896	$0	$1,869,183

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Financial Derivative Instruments (2) - Assets
Commodity Contracts	$725	$0	$0	$725
Credit Contracts	0	2,018	0	2,018
Equity Contracts	1,832	0	0	1,832
Foreign Exchange Contracts	0	8,824	0	8,824
Interest Rate Contracts	297	2,461	0	2,758
	$2,854	$13,303	$0	$16,157

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(1,418)	(1,232)	0	(2,650)
Credit Contracts	0	(354)	0	(354)
Equity Contracts	(1,244)	0	0	(1,244)
Foreign Exchange Contracts	0	(5,644)	0	(5,644)
Interest Rate Contracts	0	(3,471)	0	(3,471)
	$(2,662)	$(10,701)	$0	$(13,363)

Totals	$1,590,479	$281,498	$0	$1,871,977

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$696	$0	$3,063	$1,633	$8,079	$13,471
Variation margin receivable on financial derivative instruments (2)	6,166	0	723	0	0	6,889
Unrealized appreciation on foreign currency contracts	0	0	0	8,824	0	8,824
Unrealized appreciation on OTC swap agreements	0	2,018	0	0	1,041	3,059

	$6,862	$2,018	$3,786	$10,457	$9,120	$32,243

Liabilities:
Written options outstanding	$1,232	$112	$179	$0	$2,514	$4,037
Variation margin payable on financial derivative instruments (2)	0	0	0	0	601	601
Unrealized depreciation on foreign currency contracts	0	0	0	5,644	0	5,644
Unrealized depreciation on OTC swap agreements	0	242	0	0	16	258

	$1,232	$354	$179	$5,644	$3,131	$10,540

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(3,287)	$0	$(34,478)	$(7,441)	$(100)	$(45,306)
Net realized gain (loss) on futures contracts	(14,845)	0	1,333	0	4,581	(8,931)
Net realized gain on written options	0	222	2,722	1,333	438	4,715
Net realized gain (loss) on swaps	(290)	(231)	410	0	773	662
Net realized (loss) on foreign currency transactions	0	0	0	(1,798)	0	(1,798)

	$(18,442)	$(9)	$(30,013)	$(7,906)	$5,692	$(50,658)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(1,507)	$0	$19,333	$637	$(2,621)	$15,842
Net change in unrealized appreciation (depreciation) on futures contracts	(692)	0	1,002	0	(1,275)	(965)
Net change in unrealized appreciation (depreciation) on written options	1,279	149	(1,472)	(197)	1,365	1,124
Net change in unrealized appreciation on swaps	631	255	68	0	474	1,428
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	77	0	77

	$(289)	$404	$18,931	$517	$(2,057)	$17,506

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $371 and open centrally cleared swaps cumulative appreciation/(depreciation) of $479 as reported in the Notes to Consolidated Schedule of Investments.

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
	PIMCO Global Multi-Asset Portfolio			PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
BOA	$855	$(550)	$305	$0	$0	$0
BPS	(238)	310	72	0	0	0
BRC	1,284	(1,560)	(276)	0	0	0
CBK	188	(310)	(122)	0	0	0
DUB	(589)	471	(118)	0	0	0
FBF	1,144	(1,340)	(196)	0	0	0
GLM	26	(10)	16	0	0	0
GSC	(126)	0	(126)	0	0	0
GST	(360)	270	(90)	65	(290)	(225)
HUS	2,387	(4,620)	(2,233)	0	0	0
JPM	5,616	(5,760)	(144)	0	0	0
MSC	(267)	(190)	(457)	0	0	0
MYC	3,736	(4,415)	(679)	(2)	0	(2)
RBC	(3)	0	(3)	0	0	0
RYL	(486)	308	(178)	0	0	0
UAG	776	(910)	(134)	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except funds of funds, as well as funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS®

Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the

Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”);others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the

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Notes to Financial Statements (Cont.)

full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the

Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

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(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

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Notes to Financial Statements (Cont.)

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Portfolio may write or purchase options on securities (“Equity Option”). An Equity Option uses a specified equity security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

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If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Consolidated Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

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The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These

Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO

The GMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMA Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2012 of the GMA Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio II Ltd.	11/21/2008	01/14/2009	$1,827,031	$207,119	11.3%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2013, to waive, first, the Investment Advisory Fee and, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory Fees and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory Fees and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2012, the amount was $3,794,200.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2012, the amount was $661,408.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$609

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2012 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$2,131	$0	$(2,148)	$102	$(85)	$0	$0
PIMCO Emerging Local Bond Fund	61,962	1,485	0	0	2,824	66,271	1,485
PIMCO Emerging Markets Bond Fund	23,388	533	0	0	1,004	24,925	533
PIMCO Emerging Markets Corporate Bond Fund	61,237	1,365	0	0	2,930	65,532	1,365
PIMCO Emerging Markets Currency Fund	30,623	216	0	0	862	31,701	216
PIMCO EqSTM Dividend Fund	0	55,843	0	0	(233)	55,610	475
PIMCO EqSTM Emerging Markets Fund	82,570	0	0	0	313	82,883	0
PIMCO EqS Pathfinder Fund®	169,227	0	0	0	6,971	176,198	0
PIMCO Global Advantage® Strategy Bond Fund	50,061	615	0	0	891	51,567	615
PIMCO Global Bond Fund (Unhedged)	19,509	8,832	0	0	188	28,529	332
PIMCO Investment Grade Corporate Bond Fund	31,461	717	0	0	1,652	33,830	717
PIMCO Investment Grade Corporate Bond Index Fund	10,629	0	0	0	519	11,148	165
PIMCO Long-Term U.S. Government Fund	42,934	33,408	(22,050)	(3,870)	2,829	53,251	508
PIMCO Real Return Fund	0	18,954	0	0	422	19,376	185
PIMCO RealEstateRealReturn Strategy Fund	3,052	225	0	0	445	3,722	225
PIMCO Short-Term Floating NAV Portfolio	17,956	206,960	(147,400)	6	(3)	77,519	60
PIMCO StocksPLUS® Fund	223,616	3,697	(82,980)	(3,572)	25,216	165,977	3,697
PIMCO Total Return Fund	93,407	18,239	(35,900)	529	3,417	79,692	1,709
PIMCO Unconstrained Bond Fund	52,702	544	0	0	2,333	55,579	544
Totals	$976,465	$351,633	$(290,478)	$(6,805)	$52,495	$1,083,310	$12,831

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$351,361	$273,016	$329,567	$289,599

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	2,501	31,430	13,648	175,883
Advisor Class	5,576	69,701	57,201	735,727
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	525	6,450	615	7,746
Advisor Class	2,077	25,563	2,578	32,490
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(457)	(5,679)	(1,192)	(14,956)
Advisor Class	(2,997)	(37,398)	(2,907)	(37,215)
Net increase resulting from Portfolio share transactions	7,226	$90,077	69,943	$899,675

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 91% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,925,786	$23,199	$(79,802)	$(56,603)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

16. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

34	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	NOK	Norwegian Krone
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	USD	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	SP-ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	oz.	Ounce	WTI	West Texas Intermediate

SEMIANNUAL REPORT	JUNE 30, 2012	35

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT33SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO High Yield Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	79.1%
Short-Term Instruments	16.8%
Bank Loan Obligations	2.8%
Mortgage-Backed Securities	0.9%
Preferred Securities	0.3%
Other	0.1%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/1998)
PIMCO High Yield Portfolio Administrative Class	6.45%	5.79%	6.49%	8.23%	5.88%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	6.42%	7.02%	7.62%	8.90%	6.33%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Administrative Class shares.

± BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,064.50	$1,021.13
Expenses Paid During Period*	$3.85	$3.77
Net Annualized Expense Ratio	0.75%	0.75%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to the energy sector added to returns as the sector underperformed the broader high yield bond market due to declining energy prices.

»

Security selection in the automotive sector added to returns as a benchmark issuer was upgraded to investment grade by the independent ratings agencies Moody’s and Fitch, which positively impacted the price of this security.

»	Security selection in financials added to returns as select bank holdings outperformed the broader high yield bond market and benefited from central bank liquidity programs.

»	An overweight to European high yield securities added to returns as these securities outperformed the U.S. high yield bond market over the reporting period.

»

Security selection in the energy sector detracted from returns, particularly exposure in the exploration and production sector, as certain credits were affected by depressed natural gas prices and outsized new issuance.

»	An underweight to financials detracted from returns as the banking sector outperformed the broader high yield bond market during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$7.47		$7.75	$7.28	$5.66	$8.05	$8.34
Net investment income (a)	0.22		0.51	0.54	0.55	0.54	0.56
Net realized/unrealized gain (loss)	0.26		(0.26)	0.48	1.62	(2.35)	(0.28)
Total income (loss) from investment operations	0.48		0.25	1.02	2.17	(1.81)	0.28
Dividends from net investment income	(0.23)		(0.53)	(0.55)	(0.55)	(0.53)	(0.57)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.02)	0.00
Tax basis return of capital	0.00		0.00	0.00	0.00	(0.03)	0.00
Total distributions	(0.23)		(0.53)	(0.55)	(0.55)	(0.58)	(0.57)
Net asset value end of year or period	$7.72		$7.47	$7.75	$7.28	$5.66	$8.05
Total return	6.45%		3.34%	14.46%	40.26%	(23.51)%	3.50%
Net assets end of year or period (000s)	$883,034		$748,448	$664,342	$531,066	$318,753	$452,291
Ratio of expenses to average net assets	0.75	%*	0.75%	0.75%	0.76%	0.75%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	5.73	%*	6.68%	7.14%	8.56%	7.53%	6.83%
Portfolio turnover rate	23	%**	68%**	64%**	181%	313%	131%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$750,233
Investments in Affiliates, at value	150,714
Repurchase agreements, at value	791
Cash	592
Deposits with counterparty	1,189
Foreign currency, at value	65
Receivable for investments sold	657
Receivable for Portfolio shares sold	8,775
Interest and dividends receivable	14,456
Dividends receivable from Affiliates	34
Variation margin receivable on financial derivative instruments	235
OTC swap premiums paid	11
Unrealized appreciation on foreign currency contracts	1,218
Unrealized appreciation on OTC swap agreements	1,779
930,749

Liabilities:
Payable for investments purchased	$15,739
Payable for investments in Affiliates purchased	34
Deposits from counterparty	1,740
Payable for Portfolio shares redeemed	43
Accrued investment advisory fees	180
Accrued supervisory and administrative fees	251
Accrued distribution fees	4
Accrued servicing fees	105
OTC swap premiums received	1,192
Unrealized depreciation on foreign currency contracts	508
Unrealized depreciation on OTC swap agreements	13
19,809

Net Assets	$910,940

Net Assets Consist of:
Paid in capital	$903,127
Undistributed net investment income	2,225
Accumulated undistributed net realized (loss)	(16,636)
Net unrealized appreciation	22,224
$910,940

Net Assets:
Institutional Class	$4,689
Administrative Class	883,034
Advisor Class	23,217

Shares Issued and Outstanding:
Institutional Class	607
Administrative Class	114,342
Advisor Class	3,006

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$7.72
Administrative Class	7.72
Advisor Class	7.72

Cost of Investments	$730,849
Cost of Investments in Affiliates	$150,728
Cost of Repurchase Agreements	$791
Cost of Foreign Currency Held	$65

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$28,443
Dividends	112
Dividends from Affiliate investments	225
Total Income	28,780

Expenses:
Investment advisory fees	1,106
Supervisory and administrative fees	1,548
Servicing fees – Administrative Class	629
Distribution and/or servicing fees – Advisor Class	74
Trustees’ fees	5
Interest expense	1
Miscellaneous expense	1
Total Expenses	3,364

Net Investment Income	25,416

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,952
Net realized gain on Affiliate investments	82
Net realized gain on swaps	923
Net realized gain on foreign currency transactions	2,249
Net change in unrealized appreciation on investments	16,285
Net change in unrealized (depreciation) on Affiliate investments	(20)
Net change in unrealized appreciation on swaps	1,020
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,188)
Net Gain	27,303

Net Increase in Net Assets Resulting from Operations	$52,719

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$25,416	$47,742
Net realized gain	11,124	13,555
Net realized gain on Affiliate investments	82	8
Net change in unrealized appreciation (depreciation)	16,117	(35,618)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(20)	8
Net increase resulting from operations	52,719	25,695

Distributions to Shareholders:
From net investment income
Institutional Class	(150)	(335)
Administrative Class	(24,687)	(47,781)
Advisor Class	(1,712)	(1,661)

Total Distributions	(26,549)	(49,777)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	66,450	152,112

Total Increase in Net Assets	92,620	128,030

Net Assets:
Beginning of period	818,320	690,290
End of period*	$910,940	$818,320

*Including undistributed net investment income of:	$2,225	$3,358

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.8%
Allison Transmission, Inc.
2.750% due 08/07/2014		$1,500	$1,485
Bausch & Lomb, Inc.
5.250% due 05/17/2019		1,500	1,493
Caesars Entertainment Operating Co., Inc.
5.495% due 01/28/2018		1,000	888
Cardinal Health, Inc.
4.245% due 09/15/2016		997	992
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014		1,516	1,496
3.961% - 3.967% due 01/25/2017		311	307
First Data Corp.
2.995% due 09/24/2014		3,816	3,669
Hologic, Inc.
3.500% due 01/29/2013		2,500	2,481
Newsday LLC
10.500% due 08/01/2013		500	511
OSI Restaurant Partners LLC
2.491% due 06/14/2013		90	89
2.563% due 06/14/2014		910	896
Quintiles Transnational Corp.
5.000% due 06/08/2018		1,980	1,960
ServiceMaster Co.
2.740% - 2.970% due 07/24/2014		2,802	2,771
2.750% due 07/24/2014		271	268
Texas Competitive Electric Holdings Co. LLC
4.741% due 10/10/2017		3,609	2,165
Univision Communications, Inc.
2.239% due 09/29/2014		651	635
US Foods, Inc.
2.750% due 07/03/2014		997	967
Wolverine World Wide, Inc.
3.500% due 05/01/2013		2,000	1,980

Total Bank Loan Obligations (Cost $25,823)			25,053

CORPORATE BONDS & NOTES 78.3%

BANKING & FINANCE 9.0%
Ally Financial, Inc.
4.500% due 02/11/2014		1,000	1,016
4.625% due 06/26/2015		1,000	1,007
5.500% due 02/15/2017		2,500	2,543
6.250% due 12/01/2017		3,500	3,701
6.750% due 12/01/2014		100	106
7.500% due 09/15/2020		2,500	2,819
8.000% due 03/15/2020		2,000	2,310
8.000% due 11/01/2031		1,500	1,739
8.300% due 02/12/2015		1,750	1,912
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,090
8.625% due 05/22/2068	GBP	1,000	1,588
Barclays Bank PLC
14.000% due 06/15/2019 (d)		1,500	2,678
Capital One Capital
10.250% due 08/15/2039		$1,500	1,537
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	1,000	1,367
CIT Group, Inc.
7.000% due 05/02/2016		$1,000	1,004
Columbus International, Inc.
11.500% due 11/20/2014		1,000	1,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		$2,000	$1,665
E*TRADE Financial Corp.
6.750% due 06/01/2016		300	307
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		1,000	1,139
8.000% due 06/01/2014		1,000	1,110
8.000% due 12/15/2016		3,000	3,557
8.700% due 10/01/2014		500	571
12.000% due 05/15/2015		250	313
HBOS PLC
6.750% due 05/21/2018		1,000	945
ILFC E-Capital Trust
6.250% due 12/21/2065		250	184
Ineos Finance PLC
7.500% due 05/01/2020		1,500	1,519
9.000% due 05/15/2015		1,000	1,060
9.250% due 05/15/2015	EUR	475	643
International Lease Finance Corp.
5.875% due 05/01/2013		$300	308
6.250% due 05/15/2019		2,000	2,038
6.625% due 11/15/2013		1,000	1,038
6.750% due 09/01/2016		1,000	1,080
7.125% due 09/01/2018		1,750	1,938
8.625% due 09/15/2015		3,000	3,326
8.750% due 03/15/2017		2,000	2,255
LBG Capital PLC
6.439% due 05/23/2020	EUR	500	508
7.625% due 10/14/2020		200	207
7.867% due 12/17/2019	GBP	500	681
7.875% due 11/01/2020		$2,500	2,287
8.000% due 06/15/2020 (d)		500	425
9.125% due 07/15/2020	GBP	500	685
11.040% due 03/19/2020		250	397
Marina District Finance Co., Inc.
9.500% due 10/15/2015		$500	488
9.875% due 08/15/2018		500	474
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,587
MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,138
Pharmaceutical Product Development, Inc.
9.500% due 12/01/2019		1,000	1,099
QBE Capital Funding Ltd.
7.250% due 05/24/2041		750	678
RBS Capital Trust
6.467% due 07/30/2012 (d)	EUR	350	237
Regions Bank
7.500% due 05/15/2018		$1,500	1,691
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,485
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		1,000	852
6.990% due 10/05/2017 (d)		250	195
7.640% due 09/29/2017 (d)		2,200	1,485
SLM Corp.
0.766% due 01/27/2014		1,025	980
5.000% due 06/15/2018		450	431
8.000% due 03/25/2020		1,000	1,100
8.450% due 06/15/2018		1,625	1,828
SLM Corp. CPI Linked Bond
3.824% due 01/31/2014		400	393
Societe Generale S.A.
5.922% due 04/05/2017 (d)		350	238
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	803

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	$293
10.500% due 02/15/2019		200	276
UBS AG
7.152% due 12/21/2017 (d)	EUR	600	697
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$660	627
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,000	880
7.375% due 02/15/2018	EUR	500	547
11.750% due 07/15/2017		$3,000	2,437

			81,617

INDUSTRIALS 62.1%
Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,286
Aguila S.A.
7.875% due 01/31/2018		2,500	2,588
Alere, Inc.
8.625% due 10/01/2018		2,500	2,537
Aleris International, Inc.
7.625% due 02/15/2018		4,000	4,080
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,287
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,048
AMC Networks, Inc.
7.750% due 07/15/2021		600	665
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		425	452
American Stores Co.
7.100% due 03/20/2028		50	37
8.000% due 06/01/2026		1,375	1,155
Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,000	3,225
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,500	1,567
Antero Resources Finance Corp.
7.250% due 08/01/2019		500	520
ARAMARK Corp.
3.966% due 02/01/2015		3,000	2,992
Arch Coal, Inc.
7.000% due 06/15/2019		1,500	1,275
7.250% due 10/01/2020		500	425
7.250% due 06/15/2021		2,000	1,685
ARD Finance S.A.
11.125% due 06/01/2018 (b)		559	523
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	1,000	1,335
7.375% due 10/15/2017		$250	267
9.250% due 10/15/2020	EUR	2,000	2,559
Armored Autogroup, Inc.
9.500% due 11/01/2018		$500	434
Ashtead Capital, Inc.
6.500% due 07/15/2022 (a)		1,000	1,000
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,346
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	263
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	1,058
Avaya, Inc.
7.000% due 04/01/2019		3,500	3,264
B&G Foods, Inc.
7.625% due 01/15/2018		1,000	1,080

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Basic Energy Services, Inc.
7.750% due 02/15/2019		$1,000	$965
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,500	1,575
BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,110
Berry Plastics Corp.
5.217% due 02/15/2015		1,625	1,631
9.500% due 05/15/2018		2,000	2,140
9.750% due 01/15/2021		1,500	1,639
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	2,000	2,404
BI-LO LLC
9.250% due 02/15/2019		$1,000	1,080
Biomet, Inc.
10.000% due 10/15/2017		500	537
10.375% due 10/15/2017 (b)		2,865	3,076
11.625% due 10/15/2017		2,500	2,709
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	980
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		1,000	1,088
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,145
6.875% due 08/15/2018		250	267
7.000% due 02/15/2020		900	974
7.500% due 03/15/2020		500	545
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,500	1,504
Cablevision Systems Corp.
8.000% due 04/15/2020		1,000	1,085
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		1,500	1,515
10.000% due 12/15/2018		1,750	1,205
11.250% due 06/01/2017		1,750	1,918
Calcipar S.A.
6.875% due 05/01/2018		500	495
Capella Healthcare, Inc.
9.250% due 07/01/2017		2,000	2,080
Carlson Wagonlit BV
6.875% due 06/15/2019		750	773
7.500% due 06/15/2019	EUR	250	314
Case New Holland, Inc.
7.750% due 09/01/2013		$1,000	1,068
7.875% due 12/01/2017		1,250	1,450
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		1,987	2,044
CCO Holdings LLC
6.500% due 04/30/2021		1,000	1,070
6.625% due 01/31/2022		1,000	1,075
7.000% due 01/15/2019		1,000	1,085
7.875% due 04/30/2018		3,000	3,277
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,244
Cequel Communications Holdings LLC
8.625% due 11/15/2017		2,500	2,706
Ceridian Corp.
8.875% due 07/15/2019 (a)		350	363
CF Industries, Inc.
7.125% due 05/01/2020		1,000	1,220
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,056
Chesapeake Energy Corp.
6.625% due 08/15/2020		1,500	1,492
7.250% due 12/15/2018		250	256
9.500% due 02/15/2015		3,000	3,247

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chester Downs & Marina LLC
9.250% due 02/01/2020		$250	$261
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		1,000	1,005
9.500% due 05/15/2016		1,325	1,454
Cimarex Energy Co.
5.875% due 05/01/2022		500	521
CityCenter Holdings LLC
7.625% due 01/15/2016		1,000	1,060
10.750% due 01/15/2017 (b)		1,381	1,529
Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,000	875
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020		3,500	3,439
9.250% due 12/15/2017		5,000	5,471
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,387
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	266
CommScope, Inc.
8.250% due 01/15/2019		3,000	3,187
Community Health Systems, Inc.
8.875% due 07/15/2015		296	304
Concho Resources, Inc.
6.500% due 01/15/2022		1,750	1,829
7.000% due 01/15/2021		750	806
CONSOL Energy, Inc.
8.000% due 04/01/2017		1,375	1,433
8.250% due 04/01/2020		3,000	3,165
Constellation Brands, Inc.
7.250% due 05/15/2017		1,000	1,149
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,000	1,346
7.500% due 09/15/2017		500	679
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$80	81
Continental Airlines, Inc.
6.920% due 04/02/2013 (h)		68	67
Continental Resources, Inc.
7.125% due 04/01/2021		400	448
7.375% due 10/01/2020		250	280
8.250% due 10/01/2019		50	56
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,030
Crown Americas LLC
7.625% due 05/15/2017		2,050	2,224
Crown Castle International Corp.
7.125% due 11/01/2019		500	539
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	240
CSC Holdings LLC
6.750% due 11/15/2021		$750	803
7.625% due 07/15/2018		2,000	2,245
7.875% due 02/15/2018		3,000	3,382
8.625% due 02/15/2019		1,000	1,160
DaVita, Inc.
6.375% due 11/01/2018		1,000	1,035
6.625% due 11/01/2020		2,000	2,095
Del Monte Corp.
7.625% due 02/15/2019		3,000	3,041
Denbury Resources, Inc.
8.250% due 02/15/2020		2,000	2,200
9.750% due 03/01/2016		50	55
Digicel Group Ltd.
10.500% due 04/15/2018		1,000	1,055
Digicel Ltd.
8.250% due 09/01/2017		3,000	3,082

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DineEquity, Inc.
9.500% due 10/30/2018	$2,500	$2,750
DISH DBS Corp.
5.875% due 07/15/2022	3,000	3,045
6.750% due 06/01/2021	1,000	1,085
7.125% due 02/01/2016	2,000	2,205
7.750% due 05/31/2015	1,000	1,115
7.875% due 09/01/2019	2,000	2,315
DJO Finance LLC
7.750% due 04/15/2018	2,500	2,075
9.750% due 10/15/2017	500	360
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	782
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,000	1,099
El Paso LLC
7.000% due 06/15/2017	475	541
7.250% due 06/01/2018	500	580
7.750% due 01/15/2032	500	565
7.800% due 08/01/2031	1,150	1,298
8.050% due 10/15/2030	780	890
Emergency Medical Services Corp.
8.125% due 06/01/2019	1,500	1,573
Endo Pharmaceuticals Holdings, Inc.
7.000% due 12/15/2020	1,500	1,633
7.250% due 01/15/2022	1,000	1,089
Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,543
Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,339
Entravision Communications Corp.
8.750% due 08/01/2017	948	1,010
Exide Technologies
8.625% due 02/01/2018	1,250	992
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020	2,393	2,489
Fidelity National Information Services, Inc.
5.000% due 03/15/2022	1,000	1,023
7.625% due 07/15/2017	1,250	1,382
First Data Corp.
8.250% due 01/15/2021	3,000	3,015
9.875% due 09/24/2015	51	52
12.625% due 01/15/2021	500	503
Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	630
FMG Resources Pty. Ltd.
6.000% due 04/01/2017	1,000	1,008
6.875% due 04/01/2022	1,750	1,767
7.000% due 11/01/2015	1,500	1,537
8.250% due 11/01/2019	4,000	4,260
Ford Motor Co.
9.215% due 09/15/2021	200	256
Forest Oil Corp.
7.250% due 06/15/2019	2,000	1,845
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,306
5.875% due 01/31/2022	1,250	1,305
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	894
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020	1,000	1,064
Graphic Packaging International, Inc.
7.875% due 10/01/2018	1,000	1,105

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Griffon Corp.
7.125% due 04/01/2018		$1,000	$1,020
Grifols, Inc.
8.250% due 02/01/2018		1,250	1,347
HCA Holdings, Inc.
7.750% due 05/15/2021		1,500	1,616
HCA, Inc.
6.375% due 01/15/2015		2,000	2,135
6.500% due 02/15/2020		2,500	2,716
7.190% due 11/15/2015		180	191
7.250% due 09/15/2020		2,975	3,287
7.500% due 02/15/2022		2,000	2,185
8.000% due 10/01/2018		3,500	3,937
8.500% due 04/15/2019		800	900
9.875% due 02/15/2017		829	904
HD Supply, Inc.
8.125% due 04/15/2019		2,000	2,165
11.000% due 04/15/2020		1,500	1,618
Headwaters, Inc.
7.625% due 04/01/2019		1,000	988
Health Management Associates, Inc.
7.375% due 01/15/2020		2,500	2,672
HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,430
Hertz Corp.
6.750% due 04/15/2019		$3,000	3,135
7.375% due 01/15/2021		1,500	1,612
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		3,000	3,075
9.000% due 11/15/2020		3,000	2,602
Host Hotels & Resorts LP
5.250% due 03/15/2022		1,000	1,030
6.000% due 10/01/2021		2,000	2,205
9.000% due 05/15/2017		1,000	1,113
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	534
7.625% due 06/15/2021		1,000	1,093
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		1,000	1,048
Huntsman International LLC
8.625% due 03/15/2021		4,000	4,530
IASIS Healthcare LLC
8.375% due 05/15/2019		2,000	1,990
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,100
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	4,000	4,417
8.500% due 02/15/2016		$500	461
Inergy LP
6.875% due 08/01/2021		293	294
7.000% due 10/01/2018		1,000	1,035
Inmet Mining Corp.
8.750% due 06/01/2020		750	746
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,500	1,582
7.250% due 10/15/2020		3,750	3,956
7.500% due 04/01/2021		3,500	3,719
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		500	517
11.500% due 02/04/2017 (b)		3,845	3,984
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,676
Intergen NV
9.000% due 06/30/2017		2,895	2,852

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Interline Brands, Inc.
7.000% due 11/15/2018		$500	$523
inVentiv Health, Inc.
10.000% due 08/15/2018		500	430
Jaguar Land Rover PLC
7.750% due 05/15/2018		750	776
8.125% due 05/15/2021		2,000	2,075
Jarden Corp.
7.500% due 05/01/2017		1,500	1,687
JMC Steel Group
8.250% due 03/15/2018		2,000	1,995
Kinove German Bondco GmbH
9.625% due 06/15/2018		1,349	1,396
Lamar Media Corp.
5.875% due 02/01/2022		500	515
Laredo Petroleum, Inc.
9.500% due 02/15/2019		1,500	1,680
Lawson Software, Inc.
9.375% due 04/01/2019		250	268
Levi Strauss & Co.
7.625% due 05/15/2020		1,000	1,068
Limited Brands, Inc.
5.625% due 02/15/2022		750	776
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	1,052
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		1,000	963
LyondellBasell Industries NV
5.000% due 04/15/2019		2,000	2,107
5.750% due 04/15/2024		1,000	1,075
Manitowoc Co., Inc.
8.500% due 11/01/2020		2,500	2,712
9.500% due 02/15/2018		1,000	1,100
McClatchy Co.
11.500% due 02/15/2017		750	782
MGM Resorts International
6.875% due 04/01/2016		450	455
7.500% due 06/01/2016		1,500	1,560
7.625% due 01/15/2017		2,000	2,075
7.750% due 03/15/2022		2,000	2,070
8.625% due 02/01/2019		1,000	1,075
9.000% due 03/15/2020		2,000	2,230
10.375% due 05/15/2014		1,500	1,699
11.125% due 11/15/2017		2,500	2,819
13.000% due 11/15/2013		1,000	1,145
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,000	2,205
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,590
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		500	381
Mueller Water Products, Inc.
8.750% due 09/01/2020		495	552
Multiplan, Inc.
9.875% due 09/01/2018		1,000	1,100
Mylan, Inc.
7.625% due 07/15/2017		700	774
7.875% due 07/15/2020		2,500	2,816
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	334
8.875% due 12/01/2018		$1,000	865
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,665
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,123
7.125% due 05/15/2018		1,075	1,144

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nielsen Finance LLC
7.750% due 10/15/2018		$2,500	$2,781
11.500% due 05/01/2016		650	743
Novelis, Inc.
8.375% due 12/15/2017		3,500	3,762
8.750% due 12/15/2020		4,500	4,871
NXP BV
9.750% due 08/01/2018		1,050	1,202
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	995
6.875% due 01/15/2023 (a)		1,000	1,006
OGX Austria GmbH
8.500% due 06/01/2018		3,000	2,685
Oshkosh Corp.
8.250% due 03/01/2017		175	193
8.500% due 03/01/2020		175	195
OSI Restaurant Partners LLC
10.000% due 06/15/2015		1,000	1,031
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		903	964
9.625% due 07/15/2017	EUR	677	919
Peabody Energy Corp.
6.000% due 11/15/2018		$1,250	1,250
6.250% due 11/15/2021		3,000	2,985
6.500% due 09/15/2020		500	509
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		1,500	1,646
PetroBakken Energy Ltd.
8.625% due 02/01/2020		1,250	1,247
Petrohawk Energy Corp.
7.250% due 08/15/2018		2,000	2,253
PHH Corp.
9.250% due 03/01/2016		500	534
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		2,000	2,037
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		1,000	1,071
8.625% due 08/01/2017		750	819
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,000	2,125
9.250% due 04/01/2015		1,000	1,033
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		500	463
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,020
6.750% due 02/01/2022		1,000	1,025
7.625% due 04/01/2020		1,750	1,855
Ply Gem Industries, Inc.
8.250% due 02/15/2018		1,250	1,231
Polymer Group, Inc.
7.750% due 02/01/2019		1,000	1,061
Polypore International, Inc.
7.500% due 11/15/2017		1,000	1,066
Post Holdings, Inc.
7.375% due 02/15/2022		500	529
Precision Drilling Corp.
6.500% due 12/15/2021		1,000	1,025
Prestige Brands, Inc.
8.125% due 02/01/2020		500	551
Production Resource Group, Inc.
8.875% due 05/01/2019		450	342
Prospect Medical Holdings, Inc.
8.375% due 05/01/2019		250	247

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PVH Corp.
7.375% due 05/15/2020		$1,750	$1,947
Quebecor Media, Inc.
7.750% due 03/15/2016		1,700	1,751
Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,312
Quiksilver, Inc.
6.875% due 04/15/2015		1,000	970
QVC, Inc.
7.375% due 10/15/2020		1,000	1,109
7.500% due 10/01/2019		1,500	1,666
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		500	483
9.875% due 04/15/2017		950	748
Rain CII Carbon LLC
8.000% due 12/01/2018		1,000	1,015
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,483
5.750% due 06/01/2021		500	525
6.750% due 08/01/2020		750	818
7.500% due 10/01/2017		275	288
RBS Global, Inc.
8.500% due 05/01/2018		5,000	5,450
Refresco Group BV
7.375% due 05/15/2018	EUR	500	595
Regency Energy Partners LP
6.875% due 12/01/2018		$1,125	1,190
Rexel S.A.
6.125% due 12/15/2019		1,000	1,011
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,000	1,045
7.125% due 04/15/2019		1,250	1,316
7.875% due 08/15/2019		1,000	1,088
8.500% due 05/15/2018		1,175	1,157
8.500% due 02/15/2021		2,000	1,910
9.000% due 04/15/2019		1,500	1,504
9.875% due 08/15/2019		4,000	4,155
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,000	915
Sable International Finance Ltd.
8.750% due 02/01/2020		500	538
Sally Holdings LLC
5.750% due 06/01/2022		750	788
6.875% due 11/15/2019		550	601
Samson Investment Co.
9.750% due 02/15/2020		3,000	2,989
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,000	993
8.000% due 06/01/2018		1,000	1,018
8.125% due 10/15/2022		4,500	4,551
8.750% due 01/15/2020		500	524
9.875% due 05/15/2016		1,150	1,265
Sappi Papier Holding GmbH
6.625% due 04/15/2021		1,000	950
7.750% due 07/15/2017 (a)		750	762
Schaeffler Finance BV
7.750% due 02/15/2017		1,000	1,048
7.750% due 02/15/2017	EUR	2,000	2,648
8.500% due 02/15/2019		$2,500	2,681
8.750% due 02/15/2019	EUR	1,000	1,346
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		$500	539
7.250% due 01/15/2018		150	163
Sealed Air Corp.
8.125% due 09/15/2019		2,000	2,240
8.375% due 09/15/2021		2,000	2,270

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sensata Technologies BV
6.500% due 05/15/2019		$1,500	$1,556
ServiceMaster Co.
8.000% due 02/15/2020		500	547
Simmons Foods, Inc.
10.500% due 11/01/2017		500	473
SM Energy Co.
6.500% due 01/01/2023		750	757
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	127
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	503
Snoqualmie Entertainment Authority
4.532% due 02/01/2014		1,000	970
Sonat, Inc.
7.000% due 02/01/2018		500	545
Sophia LP
9.750% due 01/15/2019		1,250	1,334
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,000	3,405
SPX Corp.
6.875% due 09/01/2017		750	821
Steel Dynamics, Inc.
7.625% due 03/15/2020		1,500	1,612
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,125
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	750	817
Suburban Propane Partners LP
7.375% due 03/15/2020		$275	287
SunGard Data Systems, Inc.
7.375% due 11/15/2018		2,000	2,155
7.625% due 11/15/2020		3,000	3,210
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	674
Sunrise Communications International S.A.
7.000% due 12/31/2017		475	643
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,090
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,549
Telesat LLC
12.500% due 11/01/2017		400	448
Tenet Healthcare Corp.
6.250% due 11/01/2018		1,000	1,063
8.000% due 08/01/2020		2,000	2,080
8.875% due 07/01/2019		2,000	2,255
Thermon Industries, Inc.
9.500% due 05/01/2017		261	288
Tomkins LLC
9.000% due 10/01/2018		4,000	4,470
TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,756
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	815
Unitymedia GmbH
9.500% due 03/15/2021	EUR	300	414
Unitymedia Hessen GmbH & Co. KG
4.912% due 03/15/2018		250	318
7.500% due 03/15/2019		$500	533
7.500% due 03/15/2019	EUR	750	992
Univision Communications, Inc.
6.875% due 05/15/2019		$2,500	2,587
7.875% due 11/01/2020		1,750	1,881
8.500% due 05/15/2021		2,500	2,531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UPC Holding BV
8.375% due 08/15/2020	EUR	3,000	$3,948
UPCB Finance Ltd.
6.375% due 07/01/2020		1,000	1,250
7.250% due 11/15/2021		$2,500	2,625
7.625% due 01/15/2020	EUR	2,400	3,204
UR Merger Sub Corp.
8.250% due 02/01/2021		$1,500	1,605
UR Merger Sub. Corp.
7.375% due 05/15/2020		1,000	1,048
7.625% due 04/15/2022		2,250	2,362
8.375% due 09/15/2020		1,500	1,586
US Foods, Inc.
8.500% due 06/30/2019		2,500	2,550
USG Corp.
8.375% due 10/15/2018		825	870
Valeant Pharmaceuticals International
6.750% due 08/15/2021		1,000	985
6.875% due 12/01/2018		3,000	3,116
7.000% due 10/01/2020		2,000	2,030
7.250% due 07/15/2022		1,250	1,259
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		2,800	2,877
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,000	828
Videotron Ltee
9.125% due 04/15/2018		500	550
VWR Funding, Inc.
10.250% due 07/15/2015		2,250	2,329
Warner Chilcott Co. LLC
7.750% due 09/15/2018		5,000	5,387
Windstream Corp.
7.000% due 03/15/2019		2,000	2,060
7.750% due 10/15/2020		1,000	1,065
7.750% due 10/01/2021		500	533
8.125% due 09/01/2018		1,000	1,080
WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,642
Wok Acquisition Corp.
10.250% due 06/30/2020		250	259
Wynn Las Vegas LLC
5.375% due 03/15/2022		2,500	2,519
7.750% due 08/15/2020		1,500	1,669
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	500	607
Zayo Escrow Corp.
8.125% due 01/01/2020		$750	788
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,000	2,759

			565,700

UTILITIES 7.2%
AES Corp.
7.375% due 07/01/2021		$3,000	3,352
8.000% due 10/15/2017		500	571
8.000% due 06/01/2020		1,500	1,729
9.750% due 04/15/2016		1,000	1,190
AES Ironwood LLC
8.857% due 11/30/2025		1,631	1,888
AES Red Oak LLC
8.540% due 11/30/2019		982	1,046
Calpine Corp.
7.500% due 02/15/2021		3,000	3,255
7.875% due 07/31/2020		1,750	1,938
Chesapeake Midstream Partners LP
6.125% due 07/15/2022		500	493

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019	$1,000	$905
Covanta Holding Corp.
7.250% due 12/01/2020	500	544
Energy Future Holdings Corp.
10.000% due 01/15/2020	2,000	2,145
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020	2,000	2,185
EP Energy LLC
6.875% due 05/01/2019	500	523
9.375% due 05/01/2020	500	519
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	919	885
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,142
7.875% due 04/15/2015	1,000	1,105
8.250% due 04/15/2017	275	297
8.500% due 04/15/2020	500	533
9.000% due 08/15/2031	1,025	984
GenOn Energy, Inc.
7.875% due 06/15/2017	375	351
MarkWest Energy Partners LP
6.750% due 11/01/2020	450	480
MetroPCS Wireless, Inc.
6.625% due 11/15/2020	2,000	1,975
Midwest Generation LLC
8.560% due 01/02/2016	1,736	1,658
NFR Energy LLC
9.750% due 02/15/2017	1,500	1,253
NGPL PipeCo LLC
7.119% due 12/15/2017	750	754
9.625% due 06/01/2019	1,000	1,075
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,288
NRG Energy, Inc.
7.625% due 01/15/2018	5,000	5,200
7.875% due 05/15/2021	1,000	1,015
8.250% due 09/01/2020	2,250	2,340
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,589
Sprint Capital Corp.
6.900% due 05/01/2019	4,500	4,252
8.750% due 03/15/2032	2,250	2,059
Sprint Nextel Corp.
6.000% due 12/01/2016	2,000	1,925
7.000% due 03/01/2020	1,000	1,043
8.375% due 08/15/2017	1,000	1,030
9.000% due 11/15/2018	2,500	2,800
Targa Resources Partners LP
6.375% due 08/01/2022	500	501
7.875% due 10/15/2018	1,000	1,085
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,685	1,793
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	450	493
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	1,250	1,210
VimpelCom Holdings BV
7.504% due 03/01/2022	750	706
Virgin Media Finance PLC
9.500% due 08/15/2016	828	927

		66,031

Total Corporate Bonds & Notes (Cost $691,525)		713,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$400	$34

Total Municipal Bonds & Notes (Cost $43)		34

MORTGAGE-BACKED SECURITIES 0.9%
American Home Mortgage Assets LLC
0.435% due 05/25/2046	114	60
Bear Stearns Alt-A Trust
2.639% due 01/25/2035	11	9
4.927% due 11/25/2036	1,085	636
Citigroup Mortgage Loan Trust, Inc.
2.674% due 07/25/2046 ^	40	25
2.893% due 03/25/2034	14	12
Countrywide Alternative Loan Trust
0.425% due 05/25/2047	237	135
0.439% due 12/20/2046	305	165
0.454% due 03/20/2046	134	67
0.454% due 07/20/2046	106	39
0.474% due 05/20/2046	198	79
1.147% due 12/25/2035	199	114
5.272% due 10/25/2035 ^	82	55
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035	101	53
5.240% due 05/20/2036	634	411
Downey Savings & Loan Association Mortgage Loan Trust
0.493% due 03/19/2045	33	21
First Horizon Alternative Mortgage Securities
2.598% due 09/25/2035	121	88
GSR Mortgage Loan Trust
2.679% due 04/25/2035	15	13
3.044% due 05/25/2035	2,438	1,798
5.750% due 03/25/2036	350	304
Harborview Mortgage Loan Trust
0.423% due 07/19/2046	113	62
0.997% due 12/19/2036	46	24
5.750% due 08/19/2036 ^	79	47
Indymac Mortgage Loan Trust
3.157% due 03/25/2037 ^	2,022	1,426
6.000% due 07/25/2037	962	737
Luminent Mortgage Trust
0.415% due 12/25/2036	57	33
0.425% due 12/25/2036	37	20
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046	31	17
Residential Accredit Loans, Inc.
3.275% due 03/25/2035	50	36
3.295% due 02/25/2035	61	46
5.500% due 02/25/2036 ^	646	376
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^	436	184
Structured Asset Mortgage Investments, Inc.
0.465% due 09/25/2047	1,000	398
0.555% due 09/25/2045	107	62
Suntrust Alternative Loan Trust
0.595% due 04/25/2036 ^	145	43
WaMu Mortgage Pass-Through Certificates
0.918% due 04/25/2047	56	40
0.978% due 12/25/2046	52	31
2.339% due 12/25/2036	662	456
2.506% due 09/25/2036	40	28
5.178% due 02/25/2037	49	34
5.711% due 10/25/2036	377	275

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.117% due 05/25/2046	$45	$23

Total Mortgage-Backed Securities (Cost $7,941)		8,482

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
1.295% due 12/25/2033	267	206
Credit-Based Asset Servicing and Securitization LLC
0.315% due 01/25/2037	106	22
Mid-State Trust
7.791% due 03/15/2038	25	23
Morgan Stanley ABS Capital
0.385% due 05/25/2037	100	35
Structured Asset Securities Corp.
0.545% due 06/25/2035	302	205

Total Asset-Backed Securities (Cost $536)		491

	SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)	67,167	63

Total Common Stocks (Cost $2,082)		63

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/30/2012 (d)	1,750	1,559
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,203

Total Preferred Securities (Cost $2,899)		2,762

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.6%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$791	791

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $810. Repurchase proceeds are $791.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 16.5%
PIMCO Short-Term Floating NAV Portfolio	15,041,294	150,714

Total Short-Term Instruments (Cost $151,519)		151,505

Total Investments 99.0% (Cost $882,368)		$901,738

Other Assets and Liabilities (Net) 1.0%		9,202

Net Assets 100.0%		$910,940

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.
(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $1,189 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation
CDX.HY-16 5-Year Index	5.000%	06/20/2016	$	3,120	$2	$189
CDX.HY-18 5-Year Index	5.000%	06/20/2017		14,850	(509)	218

					$(507)	$407

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	03/20/2014	1.407%	$	1,000	$63	$(94)	$157
Ally Financial, Inc.	MYC	6.560%	12/20/2012	1.620%		1,500	39	0	39
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	2.839%		200	10	(18)	28
El Paso Corp.	FBF	5.000%	12/20/2014	1.028%		2,500	247	(75)	322
El Paso Corp.	GST	5.000%	09/20/2014	0.921%		3,000	275	(285)	560
GenOn Energy, Inc.	CBK	5.000%	09/20/2014	6.497%		1,100	(31)	(121)	90
GenOn Energy, Inc.	GST	5.000%	09/20/2014	6.497%		300	(8)	(55)	47
HCA, Inc.	BOA	5.000%	03/20/2014	1.643%		1,000	57	(150)	207
NRG Energy, Inc.	GST	4.200%	09/20/2013	1.750%		100	3	0	3
Qwest Capital Funding, Inc.	CBK	3.350%	12/20/2012	0.478%		600	9	0	9
SLM Corp.	BOA	5.000%	09/20/2014	2.656%		800	42	(112)	154
SLM Corp.	BRC	5.000%	12/20/2013	2.045%		650	29	(72)	101
SLM Corp.	DUB	5.000%	09/20/2014	2.656%		300	15	(34)	49

							$750	$(1,016)	$1,766

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016	$ 2,160	$(2)	$11	$(13)
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017	4,950	(167)	(176)	9
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	4	0	4

					$(165)	$(165)	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(h)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$67	$67	0.01%

(i)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,572	$	2,011	BPS	$28	$(7)	$21
07/2012		270		358	BRC	16	0	16
07/2012		227		301	DUB	13	0	13
07/2012		7,369		9,356	FBF	81	(51)	30
07/2012		3,054		3,864	GSC	0	(1)	(1)
07/2012		6,840		8,641	HUS	27	(43)	(16)
07/2012		56		71	JPM	0	0	0
07/2012		650		825	MSC	2	0	2
07/2012		18,786		24,445	UAG	688	(19)	669
07/2012	GBP	2,304		3,636	GSC	28	0	28
07/2012		2,419		3,813	HUS	25	0	25
07/2012		$19,207	EUR	15,389	BPS	268	0	268
07/2012		215		169	BRC	2	(3)	(1)
07/2012		2,900		2,270	DUB	0	(28)	(28)
07/2012		101		77	FBF	0	(3)	(3)
07/2012		3,029		2,345	JPM	0	(61)	(61)
07/2012		955		765	RYL	13	0	13
07/2012		158	GBP	101	BPS	0	0	0
07/2012		416		267	JPM	3	0	3
07/2012		6,615		4,239	UAG	24	0	24
08/2012	EUR	14,556	$	18,171	BPS	0	(254)	(254)
08/2012	GBP	4,239		6,614	UAG	0	(24)	(24)
08/2012		$31	BRL	60	BRC	0	(1)	(1)
02/2013		884	CNY	5,573	BRC	0	(11)	(11)
02/2013		1,148		7,314	JPM	0	(2)	(2)

						$1,218	$(508)	$710

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$23,073	$1,980	$25,053
Corporate Bonds & Notes
Banking & Finance	0	81,617	0	81,617
Industrials	1,000	564,552	148	565,700
Utilities	0	64,373	1,658	66,031
Municipal Bonds & Notes
Puerto Rico	0	34	0	34
Mortgage-Backed Securities	0	8,482	0	8,482
Asset-Backed Securities	0	491	0	491
Common Stocks
Consumer Discretionary	63	0	0	63
Preferred Securities
Banking & Finance	1,203	1,559	0	2,762
Short-Term Instruments
Repurchase Agreements	0	791	0	791
PIMCO Short-Term Floating NAV Portfolio	150,714	0	0	150,714
	$152,980	$744,972	$3,786	$901,738

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$2,186	$0	$2,186
Foreign Exchange Contracts	0	1,218	0	1,218
	$0	$3,404	$0	$3,404

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(13)	0	(13)
Foreign Exchange Contracts	0	(508)	0	(508)
	$0	$(521)	$0	$(521)

Totals	$152,980	$747,855	$3,786	$904,621

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Bank Loan Obligations	$0	$1,980	$0	$0	$0	$0	$0	$0	$1,980	$0
Corporate Bonds & Notes
Industrials	1,190	0	(1,096)	1	123	(70)	0	0	148	3
Utilities	2,295	0	(526)	(3)	(8)	(100)	0	0	1,658	(92)

Totals	$3,485	$1,980	$(1,622)	$(2)	$115	$(170)	$0	$0	$3,786	$(89)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$1,980	Benchmark Pricing	Base Price	100.07
Corporate Bonds & Notes
Industrials	67	Benchmark Pricing	Base Price	101.61
	81	Third Party Vendor	Broker Quote	101.75
Utilities	1,658	Third Party Vendor	Broker Quote	95.50

Total	$3,786

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$235	$0	$0	$0	$235
Unrealized appreciation on foreign currency contracts	0	0	0	1,218	0	1,218
Unrealized appreciation on OTC swap agreements	0	1,779	0	0	0	1,779

	$0	$2,014	$0	$1,218	$0	$3,232

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$508	$0	$508
Unrealized depreciation on OTC swap agreements	0	13	0	0	0	13

	$0	$13	$0	$508	$0	$521

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on swaps	$0	$1,344	$0	$0	$(421)	$923
Net realized gain on foreign currency transactions	0	0	0	2,368	0	2,368

	$0	$1,344	$0	$2,368	$(421)	$3,291

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on swaps	$0	$597	$0	$0	$423	$1,020
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,211)	0	(1,211)

	$0	$597	$0	$(1,211)	$423	$(191)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation of $407 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$99	$0	$99
BPS	36	0	36
BRC	32	(260)	(228)
CBK	(13)	0	(13)
DUB	5	0	5
FBF	170	(190)	(20)
GSC	27	0	27
GST	270	(310)	(40)
HUS	9	0	9
JPM	(60)	0	(60)
MSC	2	0	2
MYC	37	(120)	(83)
RYL	13	0	13
UAG	668	(860)	(192)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

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Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular

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Notes to Financial Statements (Cont.)

circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the

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Notes to Financial Statements (Cont.)

availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

(d) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2012 are disclosed in the Notes to the Schedule of Investments.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6 Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two

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Notes to Financial Statements (Cont.)

parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or loan issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or loan issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman

Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$103,728	$331,124	$(284,200)	$82	$(20)	$150,714	$225

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$234,914	$182,809

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	60	$458	155	$1,217
Administrative Class	39,146	300,849	69,587	528,581
Advisor Class	11,847	91,234	15,730	117,863
Issued as reinvestment of distributions
Institutional Class	19	150	44	335
Administrative Class	3,203	24,687	6,235	47,762
Advisor Class	222	1,712	217	1,661
Cost of shares redeemed
Institutional Class	(97)	(753)	(102)	(779)
Administrative Class	(28,152)	(215,439)	(61,444)	(468,425)
Advisor Class	(17,787)	(136,448)	(10,045)	(76,103)
Net increase resulting from Portfolio share transactions	8,461	$66,450	20,377	$152,112

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 59% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$882,428	$35,014	$(15,704)	$19,310

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD	United States Dollar
CNY	Chinese Renminbi	GBP	British Pound

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	ALT	Alternate Loan Trust

SEMIANNUAL REPORT	JUNE 30, 2012	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT35SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO High Yield Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	79.1%
Short-Term Instruments	16.8%
Bank Loan Obligations	2.8%
Mortgage-Backed Securities	0.9%
Preferred Securities	0.3%
Other	0.1%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (07/01/2002)
PIMCO High Yield Portfolio Institutional Class	6.53%	5.95%	6.65%	8.41%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	6.42%	7.02%	7.62%	8.89%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Institutional Class shares.

± BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,065.30	$1,021.88
Expenses Paid During Period*	$3.08	$3.02
Net Annualized Expense Ratio	0.60%	0.60%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to the energy sector added to returns as the sector underperformed the broader high yield bond market due to declining energy prices.

»

Security selection in the automotive sector added to returns as a benchmark issuer was upgraded to investment grade by the independent ratings agencies Moody’s and Fitch, which positively impacted the price of this security.

»	Security selection in financials added to returns as select bank holdings outperformed the broader high yield bond market and benefited from central bank liquidity programs.

»	An overweight to European high yield securities added to returns as these securities outperformed the U.S. high yield bond market over the reporting period.

»

Security selection in the energy sector detracted from returns, particularly exposure in the exploration and production sector, as certain credits were affected by depressed natural gas prices and outsized new issuance.

»	An underweight to financials detracted from returns as the banking sector outperformed the broader high yield bond market during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Institutional Class
Net asset value beginning of year or period	$7.47		$7.75	$7.28	$5.66	$8.05	$8.34
Net investment income (a)	0.22		0.52	0.55	0.56	0.55	0.57
Net realized/unrealized gain (loss)	0.26		(0.25)	0.48	1.62	(2.34)	(0.27)
Total income (loss) from investment operations	0.48		0.27	1.03	2.18	(1.79)	0.30
Dividends from net investment income	(0.23)		(0.55)	(0.56)	(0.56)	(0.55)	(0.59)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.02)	0.00
Tax basis return of capital	0.00		0.00	0.00	0.00	(0.03)	0.00
Total distributions	(0.23)		(0.55)	(0.56)	(0.56)	(0.60)	(0.59)
Net asset value end of year or period	$7.72		$7.47	$7.75	$7.28	$5.66	$8.05
Total return	6.53%		3.49%	14.63%	40.47%	(23.39)%	3.66%
Net assets end of year or period (000s)	$4,689		$4,672	$4,087	$3,284	$1,992	$2,456
Ratio of expenses to average net assets	0.60	%*	0.60%	0.60%	0.61%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60	%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	5.87	%*	6.85%	7.30%	8.69%	7.74%	6.99%
Portfolio turnover rate	23	%**	68%**	64%**	181%	313%	131%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$750,233
Investments in Affiliates, at value	150,714
Repurchase agreements, at value	791
Cash	592
Deposits with counterparty	1,189
Foreign currency, at value	65
Receivable for investments sold	657
Receivable for Portfolio shares sold	8,775
Interest and dividends receivable	14,456
Dividends receivable from Affiliates	34
Variation margin receivable on financial derivative instruments	235
OTC swap premiums paid	11
Unrealized appreciation on foreign currency contracts	1,218
Unrealized appreciation on OTC swap agreements	1,779
930,749

Liabilities:
Payable for investments purchased	$15,739
Payable for investments in Affiliates purchased	34
Deposits from counterparty	1,740
Payable for Portfolio shares redeemed	43
Accrued investment advisory fees	180
Accrued supervisory and administrative fees	251
Accrued distribution fees	4
Accrued servicing fees	105
OTC swap premiums received	1,192
Unrealized depreciation on foreign currency contracts	508
Unrealized depreciation on OTC swap agreements	13
19,809

Net Assets	$910,940

Net Assets Consist of:
Paid in capital	$903,127
Undistributed net investment income	2,225
Accumulated undistributed net realized (loss)	(16,636)
Net unrealized appreciation	22,224
$910,940

Net Assets:
Institutional Class	$4,689
Administrative Class	883,034
Advisor Class	23,217

Shares Issued and Outstanding:
Institutional Class	607
Administrative Class	114,342
Advisor Class	3,006

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$7.72
Administrative Class	7.72
Advisor Class	7.72

Cost of Investments	$730,849
Cost of Investments in Affiliates	$150,728
Cost of Repurchase Agreements	$791
Cost of Foreign Currency Held	$65

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$28,443
Dividends	112
Dividends from Affiliate investments	225
Total Income	28,780

Expenses:
Investment advisory fees	1,106
Supervisory and administrative fees	1,548
Servicing fees – Administrative Class	629
Distribution and/or servicing fees – Advisor Class	74
Trustees’ fees	5
Interest expense	1
Miscellaneous expense	1
Total Expenses	3,364

Net Investment Income	25,416

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,952
Net realized gain on Affiliate investments	82
Net realized gain on swaps	923
Net realized gain on foreign currency transactions	2,249
Net change in unrealized appreciation on investments	16,285
Net change in unrealized (depreciation) on Affiliate investments	(20)
Net change in unrealized appreciation on swaps	1,020
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,188)
Net Gain	27,303

Net Increase in Net Assets Resulting from Operations	$52,719

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$25,416	$47,742
Net realized gain	11,124	13,555
Net realized gain on Affiliate investments	82	8
Net change in unrealized appreciation (depreciation)	16,117	(35,618)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(20)	8
Net increase resulting from operations	52,719	25,695

Distributions to Shareholders:
From net investment income
Institutional Class	(150)	(335)
Administrative Class	(24,687)	(47,781)
Advisor Class	(1,712)	(1,661)

Total Distributions	(26,549)	(49,777)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	66,450	152,112

Total Increase in Net Assets	92,620	128,030

Net Assets:
Beginning of period	818,320	690,290
End of period*	$910,940	$818,320

*Including undistributed net investment income of:	$2,225	$3,358

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.8%
Allison Transmission, Inc.
2.750% due 08/07/2014		$1,500	$1,485
Bausch & Lomb, Inc.
5.250% due 05/17/2019		1,500	1,493
Caesars Entertainment Operating Co., Inc.
5.495% due 01/28/2018		1,000	888
Cardinal Health, Inc.
4.245% due 09/15/2016		997	992
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014		1,516	1,496
3.961% - 3.967% due 01/25/2017		311	307
First Data Corp.
2.995% due 09/24/2014		3,816	3,669
Hologic, Inc.
3.500% due 01/29/2013		2,500	2,481
Newsday LLC
10.500% due 08/01/2013		500	511
OSI Restaurant Partners LLC
2.491% due 06/14/2013		90	89
2.563% due 06/14/2014		910	896
Quintiles Transnational Corp.
5.000% due 06/08/2018		1,980	1,960
ServiceMaster Co.
2.740% - 2.970% due 07/24/2014		2,802	2,771
2.750% due 07/24/2014		271	268
Texas Competitive Electric Holdings Co. LLC
4.741% due 10/10/2017		3,609	2,165
Univision Communications, Inc.
2.239% due 09/29/2014		651	635
US Foods, Inc.
2.750% due 07/03/2014		997	967
Wolverine World Wide, Inc.
3.500% due 05/01/2013		2,000	1,980

Total Bank Loan Obligations (Cost $25,823)			25,053

CORPORATE BONDS & NOTES 78.3%

BANKING & FINANCE 9.0%
Ally Financial, Inc.
4.500% due 02/11/2014		1,000	1,016
4.625% due 06/26/2015		1,000	1,007
5.500% due 02/15/2017		2,500	2,543
6.250% due 12/01/2017		3,500	3,701
6.750% due 12/01/2014		100	106
7.500% due 09/15/2020		2,500	2,819
8.000% due 03/15/2020		2,000	2,310
8.000% due 11/01/2031		1,500	1,739
8.300% due 02/12/2015		1,750	1,912
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,090
8.625% due 05/22/2068	GBP	1,000	1,588
Barclays Bank PLC
14.000% due 06/15/2019 (d)		1,500	2,678
Capital One Capital
10.250% due 08/15/2039		$1,500	1,537
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	1,000	1,367
CIT Group, Inc.
7.000% due 05/02/2016		$1,000	1,004
Columbus International, Inc.
11.500% due 11/20/2014		1,000	1,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		$2,000	$1,665
E*TRADE Financial Corp.
6.750% due 06/01/2016		300	307
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		1,000	1,139
8.000% due 06/01/2014		1,000	1,110
8.000% due 12/15/2016		3,000	3,557
8.700% due 10/01/2014		500	571
12.000% due 05/15/2015		250	313
HBOS PLC
6.750% due 05/21/2018		1,000	945
ILFC E-Capital Trust
6.250% due 12/21/2065		250	184
Ineos Finance PLC
7.500% due 05/01/2020		1,500	1,519
9.000% due 05/15/2015		1,000	1,060
9.250% due 05/15/2015	EUR	475	643
International Lease Finance Corp.
5.875% due 05/01/2013		$300	308
6.250% due 05/15/2019		2,000	2,038
6.625% due 11/15/2013		1,000	1,038
6.750% due 09/01/2016		1,000	1,080
7.125% due 09/01/2018		1,750	1,938
8.625% due 09/15/2015		3,000	3,326
8.750% due 03/15/2017		2,000	2,255
LBG Capital PLC
6.439% due 05/23/2020	EUR	500	508
7.625% due 10/14/2020		200	207
7.867% due 12/17/2019	GBP	500	681
7.875% due 11/01/2020		$2,500	2,287
8.000% due 06/15/2020 (d)		500	425
9.125% due 07/15/2020	GBP	500	685
11.040% due 03/19/2020		250	397
Marina District Finance Co., Inc.
9.500% due 10/15/2015		$500	488
9.875% due 08/15/2018		500	474
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,587
MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,138
Pharmaceutical Product Development, Inc.
9.500% due 12/01/2019		1,000	1,099
QBE Capital Funding Ltd.
7.250% due 05/24/2041		750	678
RBS Capital Trust
6.467% due 07/30/2012 (d)	EUR	350	237
Regions Bank
7.500% due 05/15/2018		$1,500	1,691
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,485
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		1,000	852
6.990% due 10/05/2017 (d)		250	195
7.640% due 09/29/2017 (d)		2,200	1,485
SLM Corp.
0.766% due 01/27/2014		1,025	980
5.000% due 06/15/2018		450	431
8.000% due 03/25/2020		1,000	1,100
8.450% due 06/15/2018		1,625	1,828
SLM Corp. CPI Linked Bond
3.824% due 01/31/2014		400	393
Societe Generale S.A.
5.922% due 04/05/2017 (d)		350	238
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	803

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	$293
10.500% due 02/15/2019		200	276
UBS AG
7.152% due 12/21/2017 (d)	EUR	600	697
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$660	627
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,000	880
7.375% due 02/15/2018	EUR	500	547
11.750% due 07/15/2017		$3,000	2,437

			81,617

INDUSTRIALS 62.1%
Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,286
Aguila S.A.
7.875% due 01/31/2018		2,500	2,588
Alere, Inc.
8.625% due 10/01/2018		2,500	2,537
Aleris International, Inc.
7.625% due 02/15/2018		4,000	4,080
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,287
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,048
AMC Networks, Inc.
7.750% due 07/15/2021		600	665
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		425	452
American Stores Co.
7.100% due 03/20/2028		50	37
8.000% due 06/01/2026		1,375	1,155
Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,000	3,225
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,500	1,567
Antero Resources Finance Corp.
7.250% due 08/01/2019		500	520
ARAMARK Corp.
3.966% due 02/01/2015		3,000	2,992
Arch Coal, Inc.
7.000% due 06/15/2019		1,500	1,275
7.250% due 10/01/2020		500	425
7.250% due 06/15/2021		2,000	1,685
ARD Finance S.A.
11.125% due 06/01/2018 (b)		559	523
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	1,000	1,335
7.375% due 10/15/2017		$250	267
9.250% due 10/15/2020	EUR	2,000	2,559
Armored Autogroup, Inc.
9.500% due 11/01/2018		$500	434
Ashtead Capital, Inc.
6.500% due 07/15/2022 (a)		1,000	1,000
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,346
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	263
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	1,058
Avaya, Inc.
7.000% due 04/01/2019		3,500	3,264
B&G Foods, Inc.
7.625% due 01/15/2018		1,000	1,080

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Basic Energy Services, Inc.
7.750% due 02/15/2019		$1,000	$965
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,500	1,575
BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,110
Berry Plastics Corp.
5.217% due 02/15/2015		1,625	1,631
9.500% due 05/15/2018		2,000	2,140
9.750% due 01/15/2021		1,500	1,639
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	2,000	2,404
BI-LO LLC
9.250% due 02/15/2019		$1,000	1,080
Biomet, Inc.
10.000% due 10/15/2017		500	537
10.375% due 10/15/2017 (b)		2,865	3,076
11.625% due 10/15/2017		2,500	2,709
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	980
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		1,000	1,088
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,145
6.875% due 08/15/2018		250	267
7.000% due 02/15/2020		900	974
7.500% due 03/15/2020		500	545
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,500	1,504
Cablevision Systems Corp.
8.000% due 04/15/2020		1,000	1,085
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		1,500	1,515
10.000% due 12/15/2018		1,750	1,205
11.250% due 06/01/2017		1,750	1,918
Calcipar S.A.
6.875% due 05/01/2018		500	495
Capella Healthcare, Inc.
9.250% due 07/01/2017		2,000	2,080
Carlson Wagonlit BV
6.875% due 06/15/2019		750	773
7.500% due 06/15/2019	EUR	250	314
Case New Holland, Inc.
7.750% due 09/01/2013		$1,000	1,068
7.875% due 12/01/2017		1,250	1,450
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		1,987	2,044
CCO Holdings LLC
6.500% due 04/30/2021		1,000	1,070
6.625% due 01/31/2022		1,000	1,075
7.000% due 01/15/2019		1,000	1,085
7.875% due 04/30/2018		3,000	3,277
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,244
Cequel Communications Holdings LLC
8.625% due 11/15/2017		2,500	2,706
Ceridian Corp.
8.875% due 07/15/2019 (a)		350	363
CF Industries, Inc.
7.125% due 05/01/2020		1,000	1,220
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,056
Chesapeake Energy Corp.
6.625% due 08/15/2020		1,500	1,492
7.250% due 12/15/2018		250	256
9.500% due 02/15/2015		3,000	3,247

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chester Downs & Marina LLC
9.250% due 02/01/2020		$250	$261
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		1,000	1,005
9.500% due 05/15/2016		1,325	1,454
Cimarex Energy Co.
5.875% due 05/01/2022		500	521
CityCenter Holdings LLC
7.625% due 01/15/2016		1,000	1,060
10.750% due 01/15/2017 (b)		1,381	1,529
Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,000	875
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020		3,500	3,439
9.250% due 12/15/2017		5,000	5,471
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,387
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	266
CommScope, Inc.
8.250% due 01/15/2019		3,000	3,187
Community Health Systems, Inc.
8.875% due 07/15/2015		296	304
Concho Resources, Inc.
6.500% due 01/15/2022		1,750	1,829
7.000% due 01/15/2021		750	806
CONSOL Energy, Inc.
8.000% due 04/01/2017		1,375	1,433
8.250% due 04/01/2020		3,000	3,165
Constellation Brands, Inc.
7.250% due 05/15/2017		1,000	1,149
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,000	1,346
7.500% due 09/15/2017		500	679
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$80	81
Continental Airlines, Inc.
6.920% due 04/02/2013 (h)		68	67
Continental Resources, Inc.
7.125% due 04/01/2021		400	448
7.375% due 10/01/2020		250	280
8.250% due 10/01/2019		50	56
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,030
Crown Americas LLC
7.625% due 05/15/2017		2,050	2,224
Crown Castle International Corp.
7.125% due 11/01/2019		500	539
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	240
CSC Holdings LLC
6.750% due 11/15/2021		$750	803
7.625% due 07/15/2018		2,000	2,245
7.875% due 02/15/2018		3,000	3,382
8.625% due 02/15/2019		1,000	1,160
DaVita, Inc.
6.375% due 11/01/2018		1,000	1,035
6.625% due 11/01/2020		2,000	2,095
Del Monte Corp.
7.625% due 02/15/2019		3,000	3,041
Denbury Resources, Inc.
8.250% due 02/15/2020		2,000	2,200
9.750% due 03/01/2016		50	55
Digicel Group Ltd.
10.500% due 04/15/2018		1,000	1,055
Digicel Ltd.
8.250% due 09/01/2017		3,000	3,082

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DineEquity, Inc.
9.500% due 10/30/2018	$2,500	$2,750
DISH DBS Corp.
5.875% due 07/15/2022	3,000	3,045
6.750% due 06/01/2021	1,000	1,085
7.125% due 02/01/2016	2,000	2,205
7.750% due 05/31/2015	1,000	1,115
7.875% due 09/01/2019	2,000	2,315
DJO Finance LLC
7.750% due 04/15/2018	2,500	2,075
9.750% due 10/15/2017	500	360
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	782
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,000	1,099
El Paso LLC
7.000% due 06/15/2017	475	541
7.250% due 06/01/2018	500	580
7.750% due 01/15/2032	500	565
7.800% due 08/01/2031	1,150	1,298
8.050% due 10/15/2030	780	890
Emergency Medical Services Corp.
8.125% due 06/01/2019	1,500	1,573
Endo Pharmaceuticals Holdings, Inc.
7.000% due 12/15/2020	1,500	1,633
7.250% due 01/15/2022	1,000	1,089
Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,543
Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,339
Entravision Communications Corp.
8.750% due 08/01/2017	948	1,010
Exide Technologies
8.625% due 02/01/2018	1,250	992
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020	2,393	2,489
Fidelity National Information Services, Inc.
5.000% due 03/15/2022	1,000	1,023
7.625% due 07/15/2017	1,250	1,382
First Data Corp.
8.250% due 01/15/2021	3,000	3,015
9.875% due 09/24/2015	51	52
12.625% due 01/15/2021	500	503
Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	630
FMG Resources Pty. Ltd.
6.000% due 04/01/2017	1,000	1,008
6.875% due 04/01/2022	1,750	1,767
7.000% due 11/01/2015	1,500	1,537
8.250% due 11/01/2019	4,000	4,260
Ford Motor Co.
9.215% due 09/15/2021	200	256
Forest Oil Corp.
7.250% due 06/15/2019	2,000	1,845
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,306
5.875% due 01/31/2022	1,250	1,305
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	894
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020	1,000	1,064
Graphic Packaging International, Inc.
7.875% due 10/01/2018	1,000	1,105

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Griffon Corp.
7.125% due 04/01/2018		$1,000	$1,020
Grifols, Inc.
8.250% due 02/01/2018		1,250	1,347
HCA Holdings, Inc.
7.750% due 05/15/2021		1,500	1,616
HCA, Inc.
6.375% due 01/15/2015		2,000	2,135
6.500% due 02/15/2020		2,500	2,716
7.190% due 11/15/2015		180	191
7.250% due 09/15/2020		2,975	3,287
7.500% due 02/15/2022		2,000	2,185
8.000% due 10/01/2018		3,500	3,937
8.500% due 04/15/2019		800	900
9.875% due 02/15/2017		829	904
HD Supply, Inc.
8.125% due 04/15/2019		2,000	2,165
11.000% due 04/15/2020		1,500	1,618
Headwaters, Inc.
7.625% due 04/01/2019		1,000	988
Health Management Associates, Inc.
7.375% due 01/15/2020		2,500	2,672
HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,430
Hertz Corp.
6.750% due 04/15/2019		$3,000	3,135
7.375% due 01/15/2021		1,500	1,612
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		3,000	3,075
9.000% due 11/15/2020		3,000	2,602
Host Hotels & Resorts LP
5.250% due 03/15/2022		1,000	1,030
6.000% due 10/01/2021		2,000	2,205
9.000% due 05/15/2017		1,000	1,113
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	534
7.625% due 06/15/2021		1,000	1,093
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		1,000	1,048
Huntsman International LLC
8.625% due 03/15/2021		4,000	4,530
IASIS Healthcare LLC
8.375% due 05/15/2019		2,000	1,990
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,100
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	4,000	4,417
8.500% due 02/15/2016		$500	461
Inergy LP
6.875% due 08/01/2021		293	294
7.000% due 10/01/2018		1,000	1,035
Inmet Mining Corp.
8.750% due 06/01/2020		750	746
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,500	1,582
7.250% due 10/15/2020		3,750	3,956
7.500% due 04/01/2021		3,500	3,719
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		500	517
11.500% due 02/04/2017 (b)		3,845	3,984
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,676
Intergen NV
9.000% due 06/30/2017		2,895	2,852

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Interline Brands, Inc.
7.000% due 11/15/2018		$500	$523
inVentiv Health, Inc.
10.000% due 08/15/2018		500	430
Jaguar Land Rover PLC
7.750% due 05/15/2018		750	776
8.125% due 05/15/2021		2,000	2,075
Jarden Corp.
7.500% due 05/01/2017		1,500	1,687
JMC Steel Group
8.250% due 03/15/2018		2,000	1,995
Kinove German Bondco GmbH
9.625% due 06/15/2018		1,349	1,396
Lamar Media Corp.
5.875% due 02/01/2022		500	515
Laredo Petroleum, Inc.
9.500% due 02/15/2019		1,500	1,680
Lawson Software, Inc.
9.375% due 04/01/2019		250	268
Levi Strauss & Co.
7.625% due 05/15/2020		1,000	1,068
Limited Brands, Inc.
5.625% due 02/15/2022		750	776
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	1,052
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		1,000	963
LyondellBasell Industries NV
5.000% due 04/15/2019		2,000	2,107
5.750% due 04/15/2024		1,000	1,075
Manitowoc Co., Inc.
8.500% due 11/01/2020		2,500	2,712
9.500% due 02/15/2018		1,000	1,100
McClatchy Co.
11.500% due 02/15/2017		750	782
MGM Resorts International
6.875% due 04/01/2016		450	455
7.500% due 06/01/2016		1,500	1,560
7.625% due 01/15/2017		2,000	2,075
7.750% due 03/15/2022		2,000	2,070
8.625% due 02/01/2019		1,000	1,075
9.000% due 03/15/2020		2,000	2,230
10.375% due 05/15/2014		1,500	1,699
11.125% due 11/15/2017		2,500	2,819
13.000% due 11/15/2013		1,000	1,145
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,000	2,205
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,590
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		500	381
Mueller Water Products, Inc.
8.750% due 09/01/2020		495	552
Multiplan, Inc.
9.875% due 09/01/2018		1,000	1,100
Mylan, Inc.
7.625% due 07/15/2017		700	774
7.875% due 07/15/2020		2,500	2,816
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	334
8.875% due 12/01/2018		$1,000	865
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,665
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,123
7.125% due 05/15/2018		1,075	1,144

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nielsen Finance LLC
7.750% due 10/15/2018		$2,500	$2,781
11.500% due 05/01/2016		650	743
Novelis, Inc.
8.375% due 12/15/2017		3,500	3,762
8.750% due 12/15/2020		4,500	4,871
NXP BV
9.750% due 08/01/2018		1,050	1,202
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	995
6.875% due 01/15/2023 (a)		1,000	1,006
OGX Austria GmbH
8.500% due 06/01/2018		3,000	2,685
Oshkosh Corp.
8.250% due 03/01/2017		175	193
8.500% due 03/01/2020		175	195
OSI Restaurant Partners LLC
10.000% due 06/15/2015		1,000	1,031
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		903	964
9.625% due 07/15/2017	EUR	677	919
Peabody Energy Corp.
6.000% due 11/15/2018		$1,250	1,250
6.250% due 11/15/2021		3,000	2,985
6.500% due 09/15/2020		500	509
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		1,500	1,646
PetroBakken Energy Ltd.
8.625% due 02/01/2020		1,250	1,247
Petrohawk Energy Corp.
7.250% due 08/15/2018		2,000	2,253
PHH Corp.
9.250% due 03/01/2016		500	534
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		2,000	2,037
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		1,000	1,071
8.625% due 08/01/2017		750	819
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,000	2,125
9.250% due 04/01/2015		1,000	1,033
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		500	463
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,020
6.750% due 02/01/2022		1,000	1,025
7.625% due 04/01/2020		1,750	1,855
Ply Gem Industries, Inc.
8.250% due 02/15/2018		1,250	1,231
Polymer Group, Inc.
7.750% due 02/01/2019		1,000	1,061
Polypore International, Inc.
7.500% due 11/15/2017		1,000	1,066
Post Holdings, Inc.
7.375% due 02/15/2022		500	529
Precision Drilling Corp.
6.500% due 12/15/2021		1,000	1,025
Prestige Brands, Inc.
8.125% due 02/01/2020		500	551
Production Resource Group, Inc.
8.875% due 05/01/2019		450	342
Prospect Medical Holdings, Inc.
8.375% due 05/01/2019		250	247

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PVH Corp.
7.375% due 05/15/2020		$1,750	$1,947
Quebecor Media, Inc.
7.750% due 03/15/2016		1,700	1,751
Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,312
Quiksilver, Inc.
6.875% due 04/15/2015		1,000	970
QVC, Inc.
7.375% due 10/15/2020		1,000	1,109
7.500% due 10/01/2019		1,500	1,666
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		500	483
9.875% due 04/15/2017		950	748
Rain CII Carbon LLC
8.000% due 12/01/2018		1,000	1,015
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,483
5.750% due 06/01/2021		500	525
6.750% due 08/01/2020		750	818
7.500% due 10/01/2017		275	288
RBS Global, Inc.
8.500% due 05/01/2018		5,000	5,450
Refresco Group BV
7.375% due 05/15/2018	EUR	500	595
Regency Energy Partners LP
6.875% due 12/01/2018		$1,125	1,190
Rexel S.A.
6.125% due 12/15/2019		1,000	1,011
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,000	1,045
7.125% due 04/15/2019		1,250	1,316
7.875% due 08/15/2019		1,000	1,088
8.500% due 05/15/2018		1,175	1,157
8.500% due 02/15/2021		2,000	1,910
9.000% due 04/15/2019		1,500	1,504
9.875% due 08/15/2019		4,000	4,155
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,000	915
Sable International Finance Ltd.
8.750% due 02/01/2020		500	538
Sally Holdings LLC
5.750% due 06/01/2022		750	788
6.875% due 11/15/2019		550	601
Samson Investment Co.
9.750% due 02/15/2020		3,000	2,989
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,000	993
8.000% due 06/01/2018		1,000	1,018
8.125% due 10/15/2022		4,500	4,551
8.750% due 01/15/2020		500	524
9.875% due 05/15/2016		1,150	1,265
Sappi Papier Holding GmbH
6.625% due 04/15/2021		1,000	950
7.750% due 07/15/2017 (a)		750	762
Schaeffler Finance BV
7.750% due 02/15/2017		1,000	1,048
7.750% due 02/15/2017	EUR	2,000	2,648
8.500% due 02/15/2019		$2,500	2,681
8.750% due 02/15/2019	EUR	1,000	1,346
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		$500	539
7.250% due 01/15/2018		150	163
Sealed Air Corp.
8.125% due 09/15/2019		2,000	2,240
8.375% due 09/15/2021		2,000	2,270

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sensata Technologies BV
6.500% due 05/15/2019		$1,500	$1,556
ServiceMaster Co.
8.000% due 02/15/2020		500	547
Simmons Foods, Inc.
10.500% due 11/01/2017		500	473
SM Energy Co.
6.500% due 01/01/2023		750	757
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	127
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	503
Snoqualmie Entertainment Authority
4.532% due 02/01/2014		1,000	970
Sonat, Inc.
7.000% due 02/01/2018		500	545
Sophia LP
9.750% due 01/15/2019		1,250	1,334
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,000	3,405
SPX Corp.
6.875% due 09/01/2017		750	821
Steel Dynamics, Inc.
7.625% due 03/15/2020		1,500	1,612
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,125
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	750	817
Suburban Propane Partners LP
7.375% due 03/15/2020		$275	287
SunGard Data Systems, Inc.
7.375% due 11/15/2018		2,000	2,155
7.625% due 11/15/2020		3,000	3,210
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	674
Sunrise Communications International S.A.
7.000% due 12/31/2017		475	643
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,090
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,549
Telesat LLC
12.500% due 11/01/2017		400	448
Tenet Healthcare Corp.
6.250% due 11/01/2018		1,000	1,063
8.000% due 08/01/2020		2,000	2,080
8.875% due 07/01/2019		2,000	2,255
Thermon Industries, Inc.
9.500% due 05/01/2017		261	288
Tomkins LLC
9.000% due 10/01/2018		4,000	4,470
TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,756
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	815
Unitymedia GmbH
9.500% due 03/15/2021	EUR	300	414
Unitymedia Hessen GmbH & Co. KG
4.912% due 03/15/2018		250	318
7.500% due 03/15/2019		$500	533
7.500% due 03/15/2019	EUR	750	992
Univision Communications, Inc.
6.875% due 05/15/2019		$2,500	2,587
7.875% due 11/01/2020		1,750	1,881
8.500% due 05/15/2021		2,500	2,531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UPC Holding BV
8.375% due 08/15/2020	EUR	3,000	$3,948
UPCB Finance Ltd.
6.375% due 07/01/2020		1,000	1,250
7.250% due 11/15/2021		$2,500	2,625
7.625% due 01/15/2020	EUR	2,400	3,204
UR Merger Sub Corp.
8.250% due 02/01/2021		$1,500	1,605
UR Merger Sub. Corp.
7.375% due 05/15/2020		1,000	1,048
7.625% due 04/15/2022		2,250	2,362
8.375% due 09/15/2020		1,500	1,586
US Foods, Inc.
8.500% due 06/30/2019		2,500	2,550
USG Corp.
8.375% due 10/15/2018		825	870
Valeant Pharmaceuticals International
6.750% due 08/15/2021		1,000	985
6.875% due 12/01/2018		3,000	3,116
7.000% due 10/01/2020		2,000	2,030
7.250% due 07/15/2022		1,250	1,259
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		2,800	2,877
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,000	828
Videotron Ltee
9.125% due 04/15/2018		500	550
VWR Funding, Inc.
10.250% due 07/15/2015		2,250	2,329
Warner Chilcott Co. LLC
7.750% due 09/15/2018		5,000	5,387
Windstream Corp.
7.000% due 03/15/2019		2,000	2,060
7.750% due 10/15/2020		1,000	1,065
7.750% due 10/01/2021		500	533
8.125% due 09/01/2018		1,000	1,080
WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,642
Wok Acquisition Corp.
10.250% due 06/30/2020		250	259
Wynn Las Vegas LLC
5.375% due 03/15/2022		2,500	2,519
7.750% due 08/15/2020		1,500	1,669
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	500	607
Zayo Escrow Corp.
8.125% due 01/01/2020		$750	788
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,000	2,759

			565,700

UTILITIES 7.2%
AES Corp.
7.375% due 07/01/2021		$3,000	3,352
8.000% due 10/15/2017		500	571
8.000% due 06/01/2020		1,500	1,729
9.750% due 04/15/2016		1,000	1,190
AES Ironwood LLC
8.857% due 11/30/2025		1,631	1,888
AES Red Oak LLC
8.540% due 11/30/2019		982	1,046
Calpine Corp.
7.500% due 02/15/2021		3,000	3,255
7.875% due 07/31/2020		1,750	1,938
Chesapeake Midstream Partners LP
6.125% due 07/15/2022		500	493

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019	$1,000	$905
Covanta Holding Corp.
7.250% due 12/01/2020	500	544
Energy Future Holdings Corp.
10.000% due 01/15/2020	2,000	2,145
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020	2,000	2,185
EP Energy LLC
6.875% due 05/01/2019	500	523
9.375% due 05/01/2020	500	519
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	919	885
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,142
7.875% due 04/15/2015	1,000	1,105
8.250% due 04/15/2017	275	297
8.500% due 04/15/2020	500	533
9.000% due 08/15/2031	1,025	984
GenOn Energy, Inc.
7.875% due 06/15/2017	375	351
MarkWest Energy Partners LP
6.750% due 11/01/2020	450	480
MetroPCS Wireless, Inc.
6.625% due 11/15/2020	2,000	1,975
Midwest Generation LLC
8.560% due 01/02/2016	1,736	1,658
NFR Energy LLC
9.750% due 02/15/2017	1,500	1,253
NGPL PipeCo LLC
7.119% due 12/15/2017	750	754
9.625% due 06/01/2019	1,000	1,075
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,288
NRG Energy, Inc.
7.625% due 01/15/2018	5,000	5,200
7.875% due 05/15/2021	1,000	1,015
8.250% due 09/01/2020	2,250	2,340
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,589
Sprint Capital Corp.
6.900% due 05/01/2019	4,500	4,252
8.750% due 03/15/2032	2,250	2,059
Sprint Nextel Corp.
6.000% due 12/01/2016	2,000	1,925
7.000% due 03/01/2020	1,000	1,043
8.375% due 08/15/2017	1,000	1,030
9.000% due 11/15/2018	2,500	2,800
Targa Resources Partners LP
6.375% due 08/01/2022	500	501
7.875% due 10/15/2018	1,000	1,085
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,685	1,793
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	450	493
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	1,250	1,210
VimpelCom Holdings BV
7.504% due 03/01/2022	750	706
Virgin Media Finance PLC
9.500% due 08/15/2016	828	927

		66,031

Total Corporate Bonds & Notes (Cost $691,525)		713,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$400	$34

Total Municipal Bonds & Notes (Cost $43)		34

MORTGAGE-BACKED SECURITIES 0.9%
American Home Mortgage Assets LLC
0.435% due 05/25/2046	114	60
Bear Stearns Alt-A Trust
2.639% due 01/25/2035	11	9
4.927% due 11/25/2036	1,085	636
Citigroup Mortgage Loan Trust, Inc.
2.674% due 07/25/2046 ^	40	25
2.893% due 03/25/2034	14	12
Countrywide Alternative Loan Trust
0.425% due 05/25/2047	237	135
0.439% due 12/20/2046	305	165
0.454% due 03/20/2046	134	67
0.454% due 07/20/2046	106	39
0.474% due 05/20/2046	198	79
1.147% due 12/25/2035	199	114
5.272% due 10/25/2035 ^	82	55
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035	101	53
5.240% due 05/20/2036	634	411
Downey Savings & Loan Association Mortgage Loan Trust
0.493% due 03/19/2045	33	21
First Horizon Alternative Mortgage Securities
2.598% due 09/25/2035	121	88
GSR Mortgage Loan Trust
2.679% due 04/25/2035	15	13
3.044% due 05/25/2035	2,438	1,798
5.750% due 03/25/2036	350	304
Harborview Mortgage Loan Trust
0.423% due 07/19/2046	113	62
0.997% due 12/19/2036	46	24
5.750% due 08/19/2036 ^	79	47
Indymac Mortgage Loan Trust
3.157% due 03/25/2037 ^	2,022	1,426
6.000% due 07/25/2037	962	737
Luminent Mortgage Trust
0.415% due 12/25/2036	57	33
0.425% due 12/25/2036	37	20
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046	31	17
Residential Accredit Loans, Inc.
3.275% due 03/25/2035	50	36
3.295% due 02/25/2035	61	46
5.500% due 02/25/2036 ^	646	376
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^	436	184
Structured Asset Mortgage Investments, Inc.
0.465% due 09/25/2047	1,000	398
0.555% due 09/25/2045	107	62
Suntrust Alternative Loan Trust
0.595% due 04/25/2036 ^	145	43
WaMu Mortgage Pass-Through Certificates
0.918% due 04/25/2047	56	40
0.978% due 12/25/2046	52	31
2.339% due 12/25/2036	662	456
2.506% due 09/25/2036	40	28
5.178% due 02/25/2037	49	34
5.711% due 10/25/2036	377	275

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.117% due 05/25/2046	$45	$23

Total Mortgage-Backed Securities (Cost $7,941)		8,482

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
1.295% due 12/25/2033	267	206
Credit-Based Asset Servicing and Securitization LLC
0.315% due 01/25/2037	106	22
Mid-State Trust
7.791% due 03/15/2038	25	23
Morgan Stanley ABS Capital
0.385% due 05/25/2037	100	35
Structured Asset Securities Corp.
0.545% due 06/25/2035	302	205

Total Asset-Backed Securities (Cost $536)		491

	SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)	67,167	63

Total Common Stocks (Cost $2,082)		63

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/30/2012 (d)	1,750	1,559
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,203

Total Preferred Securities (Cost $2,899)		2,762

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.6%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$791	791

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $810. Repurchase proceeds are $791.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 16.5%
PIMCO Short-Term Floating NAV Portfolio	15,041,294	150,714

Total Short-Term Instruments (Cost $151,519)		151,505

Total Investments 99.0% (Cost $882,368)		$901,738

Other Assets and Liabilities (Net) 1.0%		9,202

Net Assets 100.0%		$910,940

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.
(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $1,189 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation
CDX.HY-16 5-Year Index	5.000%	06/20/2016	$	3,120	$2	$189
CDX.HY-18 5-Year Index	5.000%	06/20/2017		14,850	(509)	218

					$(507)	$407

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	03/20/2014	1.407%	$	1,000	$63	$(94)	$157
Ally Financial, Inc.	MYC	6.560%	12/20/2012	1.620%		1,500	39	0	39
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	2.839%		200	10	(18)	28
El Paso Corp.	FBF	5.000%	12/20/2014	1.028%		2,500	247	(75)	322
El Paso Corp.	GST	5.000%	09/20/2014	0.921%		3,000	275	(285)	560
GenOn Energy, Inc.	CBK	5.000%	09/20/2014	6.497%		1,100	(31)	(121)	90
GenOn Energy, Inc.	GST	5.000%	09/20/2014	6.497%		300	(8)	(55)	47
HCA, Inc.	BOA	5.000%	03/20/2014	1.643%		1,000	57	(150)	207
NRG Energy, Inc.	GST	4.200%	09/20/2013	1.750%		100	3	0	3
Qwest Capital Funding, Inc.	CBK	3.350%	12/20/2012	0.478%		600	9	0	9
SLM Corp.	BOA	5.000%	09/20/2014	2.656%		800	42	(112)	154
SLM Corp.	BRC	5.000%	12/20/2013	2.045%		650	29	(72)	101
SLM Corp.	DUB	5.000%	09/20/2014	2.656%		300	15	(34)	49

							$750	$(1,016)	$1,766

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016	$ 2,160	$(2)	$11	$(13)
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017	4,950	(167)	(176)	9
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	4	0	4

					$(165)	$(165)	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(h)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$67	$67	0.01%

(i)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,572	$	2,011	BPS	$28	$(7)	$21
07/2012		270		358	BRC	16	0	16
07/2012		227		301	DUB	13	0	13
07/2012		7,369		9,356	FBF	81	(51)	30
07/2012		3,054		3,864	GSC	0	(1)	(1)
07/2012		6,840		8,641	HUS	27	(43)	(16)
07/2012		56		71	JPM	0	0	0
07/2012		650		825	MSC	2	0	2
07/2012		18,786		24,445	UAG	688	(19)	669
07/2012	GBP	2,304		3,636	GSC	28	0	28
07/2012		2,419		3,813	HUS	25	0	25
07/2012		$19,207	EUR	15,389	BPS	268	0	268
07/2012		215		169	BRC	2	(3)	(1)
07/2012		2,900		2,270	DUB	0	(28)	(28)
07/2012		101		77	FBF	0	(3)	(3)
07/2012		3,029		2,345	JPM	0	(61)	(61)
07/2012		955		765	RYL	13	0	13
07/2012		158	GBP	101	BPS	0	0	0
07/2012		416		267	JPM	3	0	3
07/2012		6,615		4,239	UAG	24	0	24
08/2012	EUR	14,556	$	18,171	BPS	0	(254)	(254)
08/2012	GBP	4,239		6,614	UAG	0	(24)	(24)
08/2012		$31	BRL	60	BRC	0	(1)	(1)
02/2013		884	CNY	5,573	BRC	0	(11)	(11)
02/2013		1,148		7,314	JPM	0	(2)	(2)

						$1,218	$(508)	$710

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$23,073	$1,980	$25,053
Corporate Bonds & Notes
Banking & Finance	0	81,617	0	81,617
Industrials	1,000	564,552	148	565,700
Utilities	0	64,373	1,658	66,031
Municipal Bonds & Notes
Puerto Rico	0	34	0	34
Mortgage-Backed Securities	0	8,482	0	8,482
Asset-Backed Securities	0	491	0	491
Common Stocks
Consumer Discretionary	63	0	0	63
Preferred Securities
Banking & Finance	1,203	1,559	0	2,762
Short-Term Instruments
Repurchase Agreements	0	791	0	791
PIMCO Short-Term Floating NAV Portfolio	150,714	0	0	150,714
	$152,980	$744,972	$3,786	$901,738

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$2,186	$0	$2,186
Foreign Exchange Contracts	0	1,218	0	1,218
	$0	$3,404	$0	$3,404

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(13)	0	(13)
Foreign Exchange Contracts	0	(508)	0	(508)
	$0	$(521)	$0	$(521)

Totals	$152,980	$747,855	$3,786	$904,621

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Bank Loan Obligations	$0	$1,980	$0	$0	$0	$0	$0	$0	$1,980	$0
Corporate Bonds & Notes
Industrials	1,190	0	(1,096)	1	123	(70)	0	0	148	3
Utilities	2,295	0	(526)	(3)	(8)	(100)	0	0	1,658	(92)

Totals	$3,485	$1,980	$(1,622)	$(2)	$115	$(170)	$0	$0	$3,786	$(89)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$1,980	Benchmark Pricing	Base Price	100.07
Corporate Bonds & Notes
Industrials	67	Benchmark Pricing	Base Price	101.61
	81	Third Party Vendor	Broker Quote	101.75
Utilities	1,658	Third Party Vendor	Broker Quote	95.50

Total	$3,786

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$235	$0	$0	$0	$235
Unrealized appreciation on foreign currency contracts	0	0	0	1,218	0	1,218
Unrealized appreciation on OTC swap agreements	0	1,779	0	0	0	1,779

	$0	$2,014	$0	$1,218	$0	$3,232

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$508	$0	$508
Unrealized depreciation on OTC swap agreements	0	13	0	0	0	13

	$0	$13	$0	$508	$0	$521

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on swaps	$0	$1,344	$0	$0	$(421)	$923
Net realized gain on foreign currency transactions	0	0	0	2,368	0	2,368

	$0	$1,344	$0	$2,368	$(421)	$3,291

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on swaps	$0	$597	$0	$0	$423	$1,020
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,211)	0	(1,211)

	$0	$597	$0	$(1,211)	$423	$(191)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation of $407 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$99	$0	$99
BPS	36	0	36
BRC	32	(260)	(228)
CBK	(13)	0	(13)
DUB	5	0	5
FBF	170	(190)	(20)
GSC	27	0	27
GST	270	(310)	(40)
HUS	9	0	9
JPM	(60)	0	(60)
MSC	2	0	2
MYC	37	(120)	(83)
RYL	13	0	13
UAG	668	(860)	(192)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

(d) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2012 are disclosed in the Notes to the Schedule of Investments.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6 Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or loan issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or loan issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman

Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$103,728	$331,124	$(284,200)	$82	$(20)	$150,714	$225

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$234,914	$182,809

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	60	$458	155	$1,217
Administrative Class	39,146	300,849	69,587	528,581
Advisor Class	11,847	91,234	15,730	117,863
Issued as reinvestment of distributions
Institutional Class	19	150	44	335
Administrative Class	3,203	24,687	6,235	47,762
Advisor Class	222	1,712	217	1,661
Cost of shares redeemed
Institutional Class	(97)	(753)	(102)	(779)
Administrative Class	(28,152)	(215,439)	(61,444)	(468,425)
Advisor Class	(17,787)	(136,448)	(10,045)	(76,103)
Net increase resulting from Portfolio share transactions	8,461	$66,450	20,377	$152,112

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 59% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$882,428	$35,014	$(15,704)	$19,310

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD	United States Dollar
CNY	Chinese Renminbi	GBP	British Pound

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	ALT	Alternate Loan Trust

SEMIANNUAL REPORT	JUNE 30, 2012	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT39SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO High Yield Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	79.1%
Short-Term Instruments	16.8%
Bank Loan Obligations	2.8%
Mortgage-Backed Securities	0.9%
Preferred Securities	0.3%
Other	0.1%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO High Yield Portfolio Advisor Class	6.39%	5.68%	6.39%	6.47%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	6.42%	7.02%	7.62%	7.63%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.85% for Advisor Class shares.

± BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,063.90	$1,020.64
Expenses Paid During Period*	$4.36	$4.27
Net Annualized Expense Ratio	0.85%	0.85%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to the energy sector added to returns as the sector underperformed the broader high yield bond market due to declining energy prices.

»

Security selection in the automotive sector added to returns as a benchmark issuer was upgraded to investment grade by the independent ratings agencies Moody’s and Fitch, which positively impacted the price of this security.

»	Security selection in financials added to returns as select bank holdings outperformed the broader high yield bond market and benefited from central bank liquidity programs.

»	An overweight to European high yield securities added to returns as these securities outperformed the U.S. high yield bond market over the reporting period.

»

Security selection in the energy sector detracted from returns, particularly exposure in the exploration and production sector, as certain credits were affected by depressed natural gas prices and outsized new issuance.

»	An underweight to financials detracted from returns as the banking sector outperformed the broader high yield bond market during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Advisor Class
Net asset value beginning of year or period	$7.47		$7.75	$7.28	$5.66	$8.05	$8.34
Net investment income (a)	0.21		0.50	0.53	0.55	0.53	0.55
Net realized/unrealized gain (loss)	0.26		(0.25)	0.48	1.62	(2.34)	(0.27)
Total income (loss) from investment operations	0.47		0.25	1.01	2.17	(1.81)	0.28
Dividends from net investment income	(0.22)		(0.53)	(0.54)	(0.55)	(0.53)	(0.57)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.02)	0.00
Tax basis return of capital	0.00		0.00	0.00	0.00	(0.03)	0.00
Total distributions	(0.22)		(0.53)	(0.54)	(0.55)	(0.58)	(0.57)
Net asset value end of year or period	$7.72		$7.47	$7.75	$7.28	$5.66	$8.05
Total return	6.39%		3.24%	14.35%	40.12%	(23.59)%	3.40%
Net assets end of year or period (000s)	$23,217		$65,200	$21,861	$7,764	$1,872	$426
Ratio of expenses to average net assets	0.85	%*	0.85%	0.85%	0.86%	0.85%	0.85%
Ratio of expenses to average net assets excluding interest expense	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	5.54	%*	6.49%	6.92%	8.33%	7.60%	6.75%
Portfolio turnover rate	23	%**	68%**	64%**	181%	313%	131%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$750,233
Investments in Affiliates, at value	150,714
Repurchase agreements, at value	791
Cash	592
Deposits with counterparty	1,189
Foreign currency, at value	65
Receivable for investments sold	657
Receivable for Portfolio shares sold	8,775
Interest and dividends receivable	14,456
Dividends receivable from Affiliates	34
Variation margin receivable on financial derivative instruments	235
OTC swap premiums paid	11
Unrealized appreciation on foreign currency contracts	1,218
Unrealized appreciation on OTC swap agreements	1,779
930,749

Liabilities:
Payable for investments purchased	$15,739
Payable for investments in Affiliates purchased	34
Deposits from counterparty	1,740
Payable for Portfolio shares redeemed	43
Accrued investment advisory fees	180
Accrued supervisory and administrative fees	251
Accrued distribution fees	4
Accrued servicing fees	105
OTC swap premiums received	1,192
Unrealized depreciation on foreign currency contracts	508
Unrealized depreciation on OTC swap agreements	13
19,809

Net Assets	$910,940

Net Assets Consist of:
Paid in capital	$903,127
Undistributed net investment income	2,225
Accumulated undistributed net realized (loss)	(16,636)
Net unrealized appreciation	22,224
$910,940

Net Assets:
Institutional Class	$4,689
Administrative Class	883,034
Advisor Class	23,217

Shares Issued and Outstanding:
Institutional Class	607
Administrative Class	114,342
Advisor Class	3,006

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$7.72
Administrative Class	7.72
Advisor Class	7.72

Cost of Investments	$730,849
Cost of Investments in Affiliates	$150,728
Cost of Repurchase Agreements	$791
Cost of Foreign Currency Held	$65

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$28,443
Dividends	112
Dividends from Affiliate investments	225
Total Income	28,780

Expenses:
Investment advisory fees	1,106
Supervisory and administrative fees	1,548
Servicing fees – Administrative Class	629
Distribution and/or servicing fees – Advisor Class	74
Trustees’ fees	5
Interest expense	1
Miscellaneous expense	1
Total Expenses	3,364

Net Investment Income	25,416

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,952
Net realized gain on Affiliate investments	82
Net realized gain on swaps	923
Net realized gain on foreign currency transactions	2,249
Net change in unrealized appreciation on investments	16,285
Net change in unrealized (depreciation) on Affiliate investments	(20)
Net change in unrealized appreciation on swaps	1,020
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,188)
Net Gain	27,303

Net Increase in Net Assets Resulting from Operations	$52,719

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$25,416	$47,742
Net realized gain	11,124	13,555
Net realized gain on Affiliate investments	82	8
Net change in unrealized appreciation (depreciation)	16,117	(35,618)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(20)	8
Net increase resulting from operations	52,719	25,695

Distributions to Shareholders:
From net investment income
Institutional Class	(150)	(335)
Administrative Class	(24,687)	(47,781)
Advisor Class	(1,712)	(1,661)

Total Distributions	(26,549)	(49,777)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	66,450	152,112

Total Increase in Net Assets	92,620	128,030

Net Assets:
Beginning of period	818,320	690,290
End of period*	$910,940	$818,320

*Including undistributed net investment income of:	$2,225	$3,358

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.8%
Allison Transmission, Inc.
2.750% due 08/07/2014		$1,500	$1,485
Bausch & Lomb, Inc.
5.250% due 05/17/2019		1,500	1,493
Caesars Entertainment Operating Co., Inc.
5.495% due 01/28/2018		1,000	888
Cardinal Health, Inc.
4.245% due 09/15/2016		997	992
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014		1,516	1,496
3.961% - 3.967% due 01/25/2017		311	307
First Data Corp.
2.995% due 09/24/2014		3,816	3,669
Hologic, Inc.
3.500% due 01/29/2013		2,500	2,481
Newsday LLC
10.500% due 08/01/2013		500	511
OSI Restaurant Partners LLC
2.491% due 06/14/2013		90	89
2.563% due 06/14/2014		910	896
Quintiles Transnational Corp.
5.000% due 06/08/2018		1,980	1,960
ServiceMaster Co.
2.740% - 2.970% due 07/24/2014		2,802	2,771
2.750% due 07/24/2014		271	268
Texas Competitive Electric Holdings Co. LLC
4.741% due 10/10/2017		3,609	2,165
Univision Communications, Inc.
2.239% due 09/29/2014		651	635
US Foods, Inc.
2.750% due 07/03/2014		997	967
Wolverine World Wide, Inc.
3.500% due 05/01/2013		2,000	1,980

Total Bank Loan Obligations (Cost $25,823)			25,053

CORPORATE BONDS & NOTES 78.3%

BANKING & FINANCE 9.0%
Ally Financial, Inc.
4.500% due 02/11/2014		1,000	1,016
4.625% due 06/26/2015		1,000	1,007
5.500% due 02/15/2017		2,500	2,543
6.250% due 12/01/2017		3,500	3,701
6.750% due 12/01/2014		100	106
7.500% due 09/15/2020		2,500	2,819
8.000% due 03/15/2020		2,000	2,310
8.000% due 11/01/2031		1,500	1,739
8.300% due 02/12/2015		1,750	1,912
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,090
8.625% due 05/22/2068	GBP	1,000	1,588
Barclays Bank PLC
14.000% due 06/15/2019 (d)		1,500	2,678
Capital One Capital
10.250% due 08/15/2039		$1,500	1,537
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	1,000	1,367
CIT Group, Inc.
7.000% due 05/02/2016		$1,000	1,004
Columbus International, Inc.
11.500% due 11/20/2014		1,000	1,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		$2,000	$1,665
E*TRADE Financial Corp.
6.750% due 06/01/2016		300	307
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		1,000	1,139
8.000% due 06/01/2014		1,000	1,110
8.000% due 12/15/2016		3,000	3,557
8.700% due 10/01/2014		500	571
12.000% due 05/15/2015		250	313
HBOS PLC
6.750% due 05/21/2018		1,000	945
ILFC E-Capital Trust
6.250% due 12/21/2065		250	184
Ineos Finance PLC
7.500% due 05/01/2020		1,500	1,519
9.000% due 05/15/2015		1,000	1,060
9.250% due 05/15/2015	EUR	475	643
International Lease Finance Corp.
5.875% due 05/01/2013		$300	308
6.250% due 05/15/2019		2,000	2,038
6.625% due 11/15/2013		1,000	1,038
6.750% due 09/01/2016		1,000	1,080
7.125% due 09/01/2018		1,750	1,938
8.625% due 09/15/2015		3,000	3,326
8.750% due 03/15/2017		2,000	2,255
LBG Capital PLC
6.439% due 05/23/2020	EUR	500	508
7.625% due 10/14/2020		200	207
7.867% due 12/17/2019	GBP	500	681
7.875% due 11/01/2020		$2,500	2,287
8.000% due 06/15/2020 (d)		500	425
9.125% due 07/15/2020	GBP	500	685
11.040% due 03/19/2020		250	397
Marina District Finance Co., Inc.
9.500% due 10/15/2015		$500	488
9.875% due 08/15/2018		500	474
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,587
MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,138
Pharmaceutical Product Development, Inc.
9.500% due 12/01/2019		1,000	1,099
QBE Capital Funding Ltd.
7.250% due 05/24/2041		750	678
RBS Capital Trust
6.467% due 07/30/2012 (d)	EUR	350	237
Regions Bank
7.500% due 05/15/2018		$1,500	1,691
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,485
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		1,000	852
6.990% due 10/05/2017 (d)		250	195
7.640% due 09/29/2017 (d)		2,200	1,485
SLM Corp.
0.766% due 01/27/2014		1,025	980
5.000% due 06/15/2018		450	431
8.000% due 03/25/2020		1,000	1,100
8.450% due 06/15/2018		1,625	1,828
SLM Corp. CPI Linked Bond
3.824% due 01/31/2014		400	393
Societe Generale S.A.
5.922% due 04/05/2017 (d)		350	238
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	803

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	$293
10.500% due 02/15/2019		200	276
UBS AG
7.152% due 12/21/2017 (d)	EUR	600	697
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$660	627
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,000	880
7.375% due 02/15/2018	EUR	500	547
11.750% due 07/15/2017		$3,000	2,437

			81,617

INDUSTRIALS 62.1%
Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,286
Aguila S.A.
7.875% due 01/31/2018		2,500	2,588
Alere, Inc.
8.625% due 10/01/2018		2,500	2,537
Aleris International, Inc.
7.625% due 02/15/2018		4,000	4,080
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,287
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,048
AMC Networks, Inc.
7.750% due 07/15/2021		600	665
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		425	452
American Stores Co.
7.100% due 03/20/2028		50	37
8.000% due 06/01/2026		1,375	1,155
Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,000	3,225
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,500	1,567
Antero Resources Finance Corp.
7.250% due 08/01/2019		500	520
ARAMARK Corp.
3.966% due 02/01/2015		3,000	2,992
Arch Coal, Inc.
7.000% due 06/15/2019		1,500	1,275
7.250% due 10/01/2020		500	425
7.250% due 06/15/2021		2,000	1,685
ARD Finance S.A.
11.125% due 06/01/2018 (b)		559	523
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	1,000	1,335
7.375% due 10/15/2017		$250	267
9.250% due 10/15/2020	EUR	2,000	2,559
Armored Autogroup, Inc.
9.500% due 11/01/2018		$500	434
Ashtead Capital, Inc.
6.500% due 07/15/2022 (a)		1,000	1,000
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,346
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	263
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	1,058
Avaya, Inc.
7.000% due 04/01/2019		3,500	3,264
B&G Foods, Inc.
7.625% due 01/15/2018		1,000	1,080

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Basic Energy Services, Inc.
7.750% due 02/15/2019		$1,000	$965
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,500	1,575
BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,110
Berry Plastics Corp.
5.217% due 02/15/2015		1,625	1,631
9.500% due 05/15/2018		2,000	2,140
9.750% due 01/15/2021		1,500	1,639
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	2,000	2,404
BI-LO LLC
9.250% due 02/15/2019		$1,000	1,080
Biomet, Inc.
10.000% due 10/15/2017		500	537
10.375% due 10/15/2017 (b)		2,865	3,076
11.625% due 10/15/2017		2,500	2,709
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	980
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		1,000	1,088
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,145
6.875% due 08/15/2018		250	267
7.000% due 02/15/2020		900	974
7.500% due 03/15/2020		500	545
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,500	1,504
Cablevision Systems Corp.
8.000% due 04/15/2020		1,000	1,085
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		1,500	1,515
10.000% due 12/15/2018		1,750	1,205
11.250% due 06/01/2017		1,750	1,918
Calcipar S.A.
6.875% due 05/01/2018		500	495
Capella Healthcare, Inc.
9.250% due 07/01/2017		2,000	2,080
Carlson Wagonlit BV
6.875% due 06/15/2019		750	773
7.500% due 06/15/2019	EUR	250	314
Case New Holland, Inc.
7.750% due 09/01/2013		$1,000	1,068
7.875% due 12/01/2017		1,250	1,450
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		1,987	2,044
CCO Holdings LLC
6.500% due 04/30/2021		1,000	1,070
6.625% due 01/31/2022		1,000	1,075
7.000% due 01/15/2019		1,000	1,085
7.875% due 04/30/2018		3,000	3,277
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,244
Cequel Communications Holdings LLC
8.625% due 11/15/2017		2,500	2,706
Ceridian Corp.
8.875% due 07/15/2019 (a)		350	363
CF Industries, Inc.
7.125% due 05/01/2020		1,000	1,220
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,056
Chesapeake Energy Corp.
6.625% due 08/15/2020		1,500	1,492
7.250% due 12/15/2018		250	256
9.500% due 02/15/2015		3,000	3,247

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chester Downs & Marina LLC
9.250% due 02/01/2020		$250	$261
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		1,000	1,005
9.500% due 05/15/2016		1,325	1,454
Cimarex Energy Co.
5.875% due 05/01/2022		500	521
CityCenter Holdings LLC
7.625% due 01/15/2016		1,000	1,060
10.750% due 01/15/2017 (b)		1,381	1,529
Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,000	875
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020		3,500	3,439
9.250% due 12/15/2017		5,000	5,471
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,387
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	266
CommScope, Inc.
8.250% due 01/15/2019		3,000	3,187
Community Health Systems, Inc.
8.875% due 07/15/2015		296	304
Concho Resources, Inc.
6.500% due 01/15/2022		1,750	1,829
7.000% due 01/15/2021		750	806
CONSOL Energy, Inc.
8.000% due 04/01/2017		1,375	1,433
8.250% due 04/01/2020		3,000	3,165
Constellation Brands, Inc.
7.250% due 05/15/2017		1,000	1,149
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,000	1,346
7.500% due 09/15/2017		500	679
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$80	81
Continental Airlines, Inc.
6.920% due 04/02/2013 (h)		68	67
Continental Resources, Inc.
7.125% due 04/01/2021		400	448
7.375% due 10/01/2020		250	280
8.250% due 10/01/2019		50	56
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,030
Crown Americas LLC
7.625% due 05/15/2017		2,050	2,224
Crown Castle International Corp.
7.125% due 11/01/2019		500	539
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	240
CSC Holdings LLC
6.750% due 11/15/2021		$750	803
7.625% due 07/15/2018		2,000	2,245
7.875% due 02/15/2018		3,000	3,382
8.625% due 02/15/2019		1,000	1,160
DaVita, Inc.
6.375% due 11/01/2018		1,000	1,035
6.625% due 11/01/2020		2,000	2,095
Del Monte Corp.
7.625% due 02/15/2019		3,000	3,041
Denbury Resources, Inc.
8.250% due 02/15/2020		2,000	2,200
9.750% due 03/01/2016		50	55
Digicel Group Ltd.
10.500% due 04/15/2018		1,000	1,055
Digicel Ltd.
8.250% due 09/01/2017		3,000	3,082

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DineEquity, Inc.
9.500% due 10/30/2018	$2,500	$2,750
DISH DBS Corp.
5.875% due 07/15/2022	3,000	3,045
6.750% due 06/01/2021	1,000	1,085
7.125% due 02/01/2016	2,000	2,205
7.750% due 05/31/2015	1,000	1,115
7.875% due 09/01/2019	2,000	2,315
DJO Finance LLC
7.750% due 04/15/2018	2,500	2,075
9.750% due 10/15/2017	500	360
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	782
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,000	1,099
El Paso LLC
7.000% due 06/15/2017	475	541
7.250% due 06/01/2018	500	580
7.750% due 01/15/2032	500	565
7.800% due 08/01/2031	1,150	1,298
8.050% due 10/15/2030	780	890
Emergency Medical Services Corp.
8.125% due 06/01/2019	1,500	1,573
Endo Pharmaceuticals Holdings, Inc.
7.000% due 12/15/2020	1,500	1,633
7.250% due 01/15/2022	1,000	1,089
Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,543
Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,339
Entravision Communications Corp.
8.750% due 08/01/2017	948	1,010
Exide Technologies
8.625% due 02/01/2018	1,250	992
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020	2,393	2,489
Fidelity National Information Services, Inc.
5.000% due 03/15/2022	1,000	1,023
7.625% due 07/15/2017	1,250	1,382
First Data Corp.
8.250% due 01/15/2021	3,000	3,015
9.875% due 09/24/2015	51	52
12.625% due 01/15/2021	500	503
Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	630
FMG Resources Pty. Ltd.
6.000% due 04/01/2017	1,000	1,008
6.875% due 04/01/2022	1,750	1,767
7.000% due 11/01/2015	1,500	1,537
8.250% due 11/01/2019	4,000	4,260
Ford Motor Co.
9.215% due 09/15/2021	200	256
Forest Oil Corp.
7.250% due 06/15/2019	2,000	1,845
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,306
5.875% due 01/31/2022	1,250	1,305
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	894
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020	1,000	1,064
Graphic Packaging International, Inc.
7.875% due 10/01/2018	1,000	1,105

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Griffon Corp.
7.125% due 04/01/2018		$1,000	$1,020
Grifols, Inc.
8.250% due 02/01/2018		1,250	1,347
HCA Holdings, Inc.
7.750% due 05/15/2021		1,500	1,616
HCA, Inc.
6.375% due 01/15/2015		2,000	2,135
6.500% due 02/15/2020		2,500	2,716
7.190% due 11/15/2015		180	191
7.250% due 09/15/2020		2,975	3,287
7.500% due 02/15/2022		2,000	2,185
8.000% due 10/01/2018		3,500	3,937
8.500% due 04/15/2019		800	900
9.875% due 02/15/2017		829	904
HD Supply, Inc.
8.125% due 04/15/2019		2,000	2,165
11.000% due 04/15/2020		1,500	1,618
Headwaters, Inc.
7.625% due 04/01/2019		1,000	988
Health Management Associates, Inc.
7.375% due 01/15/2020		2,500	2,672
HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,430
Hertz Corp.
6.750% due 04/15/2019		$3,000	3,135
7.375% due 01/15/2021		1,500	1,612
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		3,000	3,075
9.000% due 11/15/2020		3,000	2,602
Host Hotels & Resorts LP
5.250% due 03/15/2022		1,000	1,030
6.000% due 10/01/2021		2,000	2,205
9.000% due 05/15/2017		1,000	1,113
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	534
7.625% due 06/15/2021		1,000	1,093
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		1,000	1,048
Huntsman International LLC
8.625% due 03/15/2021		4,000	4,530
IASIS Healthcare LLC
8.375% due 05/15/2019		2,000	1,990
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,100
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	4,000	4,417
8.500% due 02/15/2016		$500	461
Inergy LP
6.875% due 08/01/2021		293	294
7.000% due 10/01/2018		1,000	1,035
Inmet Mining Corp.
8.750% due 06/01/2020		750	746
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,500	1,582
7.250% due 10/15/2020		3,750	3,956
7.500% due 04/01/2021		3,500	3,719
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		500	517
11.500% due 02/04/2017 (b)		3,845	3,984
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,676
Intergen NV
9.000% due 06/30/2017		2,895	2,852

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Interline Brands, Inc.
7.000% due 11/15/2018		$500	$523
inVentiv Health, Inc.
10.000% due 08/15/2018		500	430
Jaguar Land Rover PLC
7.750% due 05/15/2018		750	776
8.125% due 05/15/2021		2,000	2,075
Jarden Corp.
7.500% due 05/01/2017		1,500	1,687
JMC Steel Group
8.250% due 03/15/2018		2,000	1,995
Kinove German Bondco GmbH
9.625% due 06/15/2018		1,349	1,396
Lamar Media Corp.
5.875% due 02/01/2022		500	515
Laredo Petroleum, Inc.
9.500% due 02/15/2019		1,500	1,680
Lawson Software, Inc.
9.375% due 04/01/2019		250	268
Levi Strauss & Co.
7.625% due 05/15/2020		1,000	1,068
Limited Brands, Inc.
5.625% due 02/15/2022		750	776
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	1,052
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		1,000	963
LyondellBasell Industries NV
5.000% due 04/15/2019		2,000	2,107
5.750% due 04/15/2024		1,000	1,075
Manitowoc Co., Inc.
8.500% due 11/01/2020		2,500	2,712
9.500% due 02/15/2018		1,000	1,100
McClatchy Co.
11.500% due 02/15/2017		750	782
MGM Resorts International
6.875% due 04/01/2016		450	455
7.500% due 06/01/2016		1,500	1,560
7.625% due 01/15/2017		2,000	2,075
7.750% due 03/15/2022		2,000	2,070
8.625% due 02/01/2019		1,000	1,075
9.000% due 03/15/2020		2,000	2,230
10.375% due 05/15/2014		1,500	1,699
11.125% due 11/15/2017		2,500	2,819
13.000% due 11/15/2013		1,000	1,145
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,000	2,205
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,590
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		500	381
Mueller Water Products, Inc.
8.750% due 09/01/2020		495	552
Multiplan, Inc.
9.875% due 09/01/2018		1,000	1,100
Mylan, Inc.
7.625% due 07/15/2017		700	774
7.875% due 07/15/2020		2,500	2,816
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	334
8.875% due 12/01/2018		$1,000	865
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,665
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,123
7.125% due 05/15/2018		1,075	1,144

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nielsen Finance LLC
7.750% due 10/15/2018		$2,500	$2,781
11.500% due 05/01/2016		650	743
Novelis, Inc.
8.375% due 12/15/2017		3,500	3,762
8.750% due 12/15/2020		4,500	4,871
NXP BV
9.750% due 08/01/2018		1,050	1,202
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	995
6.875% due 01/15/2023 (a)		1,000	1,006
OGX Austria GmbH
8.500% due 06/01/2018		3,000	2,685
Oshkosh Corp.
8.250% due 03/01/2017		175	193
8.500% due 03/01/2020		175	195
OSI Restaurant Partners LLC
10.000% due 06/15/2015		1,000	1,031
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		903	964
9.625% due 07/15/2017	EUR	677	919
Peabody Energy Corp.
6.000% due 11/15/2018		$1,250	1,250
6.250% due 11/15/2021		3,000	2,985
6.500% due 09/15/2020		500	509
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		1,500	1,646
PetroBakken Energy Ltd.
8.625% due 02/01/2020		1,250	1,247
Petrohawk Energy Corp.
7.250% due 08/15/2018		2,000	2,253
PHH Corp.
9.250% due 03/01/2016		500	534
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		2,000	2,037
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		1,000	1,071
8.625% due 08/01/2017		750	819
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,000	2,125
9.250% due 04/01/2015		1,000	1,033
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		500	463
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,020
6.750% due 02/01/2022		1,000	1,025
7.625% due 04/01/2020		1,750	1,855
Ply Gem Industries, Inc.
8.250% due 02/15/2018		1,250	1,231
Polymer Group, Inc.
7.750% due 02/01/2019		1,000	1,061
Polypore International, Inc.
7.500% due 11/15/2017		1,000	1,066
Post Holdings, Inc.
7.375% due 02/15/2022		500	529
Precision Drilling Corp.
6.500% due 12/15/2021		1,000	1,025
Prestige Brands, Inc.
8.125% due 02/01/2020		500	551
Production Resource Group, Inc.
8.875% due 05/01/2019		450	342
Prospect Medical Holdings, Inc.
8.375% due 05/01/2019		250	247

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PVH Corp.
7.375% due 05/15/2020		$1,750	$1,947
Quebecor Media, Inc.
7.750% due 03/15/2016		1,700	1,751
Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,312
Quiksilver, Inc.
6.875% due 04/15/2015		1,000	970
QVC, Inc.
7.375% due 10/15/2020		1,000	1,109
7.500% due 10/01/2019		1,500	1,666
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		500	483
9.875% due 04/15/2017		950	748
Rain CII Carbon LLC
8.000% due 12/01/2018		1,000	1,015
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,483
5.750% due 06/01/2021		500	525
6.750% due 08/01/2020		750	818
7.500% due 10/01/2017		275	288
RBS Global, Inc.
8.500% due 05/01/2018		5,000	5,450
Refresco Group BV
7.375% due 05/15/2018	EUR	500	595
Regency Energy Partners LP
6.875% due 12/01/2018		$1,125	1,190
Rexel S.A.
6.125% due 12/15/2019		1,000	1,011
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,000	1,045
7.125% due 04/15/2019		1,250	1,316
7.875% due 08/15/2019		1,000	1,088
8.500% due 05/15/2018		1,175	1,157
8.500% due 02/15/2021		2,000	1,910
9.000% due 04/15/2019		1,500	1,504
9.875% due 08/15/2019		4,000	4,155
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,000	915
Sable International Finance Ltd.
8.750% due 02/01/2020		500	538
Sally Holdings LLC
5.750% due 06/01/2022		750	788
6.875% due 11/15/2019		550	601
Samson Investment Co.
9.750% due 02/15/2020		3,000	2,989
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,000	993
8.000% due 06/01/2018		1,000	1,018
8.125% due 10/15/2022		4,500	4,551
8.750% due 01/15/2020		500	524
9.875% due 05/15/2016		1,150	1,265
Sappi Papier Holding GmbH
6.625% due 04/15/2021		1,000	950
7.750% due 07/15/2017 (a)		750	762
Schaeffler Finance BV
7.750% due 02/15/2017		1,000	1,048
7.750% due 02/15/2017	EUR	2,000	2,648
8.500% due 02/15/2019		$2,500	2,681
8.750% due 02/15/2019	EUR	1,000	1,346
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		$500	539
7.250% due 01/15/2018		150	163
Sealed Air Corp.
8.125% due 09/15/2019		2,000	2,240
8.375% due 09/15/2021		2,000	2,270

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sensata Technologies BV
6.500% due 05/15/2019		$1,500	$1,556
ServiceMaster Co.
8.000% due 02/15/2020		500	547
Simmons Foods, Inc.
10.500% due 11/01/2017		500	473
SM Energy Co.
6.500% due 01/01/2023		750	757
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	127
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	503
Snoqualmie Entertainment Authority
4.532% due 02/01/2014		1,000	970
Sonat, Inc.
7.000% due 02/01/2018		500	545
Sophia LP
9.750% due 01/15/2019		1,250	1,334
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,000	3,405
SPX Corp.
6.875% due 09/01/2017		750	821
Steel Dynamics, Inc.
7.625% due 03/15/2020		1,500	1,612
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,125
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	750	817
Suburban Propane Partners LP
7.375% due 03/15/2020		$275	287
SunGard Data Systems, Inc.
7.375% due 11/15/2018		2,000	2,155
7.625% due 11/15/2020		3,000	3,210
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	674
Sunrise Communications International S.A.
7.000% due 12/31/2017		475	643
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,090
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,549
Telesat LLC
12.500% due 11/01/2017		400	448
Tenet Healthcare Corp.
6.250% due 11/01/2018		1,000	1,063
8.000% due 08/01/2020		2,000	2,080
8.875% due 07/01/2019		2,000	2,255
Thermon Industries, Inc.
9.500% due 05/01/2017		261	288
Tomkins LLC
9.000% due 10/01/2018		4,000	4,470
TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,756
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	815
Unitymedia GmbH
9.500% due 03/15/2021	EUR	300	414
Unitymedia Hessen GmbH & Co. KG
4.912% due 03/15/2018		250	318
7.500% due 03/15/2019		$500	533
7.500% due 03/15/2019	EUR	750	992
Univision Communications, Inc.
6.875% due 05/15/2019		$2,500	2,587
7.875% due 11/01/2020		1,750	1,881
8.500% due 05/15/2021		2,500	2,531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UPC Holding BV
8.375% due 08/15/2020	EUR	3,000	$3,948
UPCB Finance Ltd.
6.375% due 07/01/2020		1,000	1,250
7.250% due 11/15/2021		$2,500	2,625
7.625% due 01/15/2020	EUR	2,400	3,204
UR Merger Sub Corp.
8.250% due 02/01/2021		$1,500	1,605
UR Merger Sub. Corp.
7.375% due 05/15/2020		1,000	1,048
7.625% due 04/15/2022		2,250	2,362
8.375% due 09/15/2020		1,500	1,586
US Foods, Inc.
8.500% due 06/30/2019		2,500	2,550
USG Corp.
8.375% due 10/15/2018		825	870
Valeant Pharmaceuticals International
6.750% due 08/15/2021		1,000	985
6.875% due 12/01/2018		3,000	3,116
7.000% due 10/01/2020		2,000	2,030
7.250% due 07/15/2022		1,250	1,259
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		2,800	2,877
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,000	828
Videotron Ltee
9.125% due 04/15/2018		500	550
VWR Funding, Inc.
10.250% due 07/15/2015		2,250	2,329
Warner Chilcott Co. LLC
7.750% due 09/15/2018		5,000	5,387
Windstream Corp.
7.000% due 03/15/2019		2,000	2,060
7.750% due 10/15/2020		1,000	1,065
7.750% due 10/01/2021		500	533
8.125% due 09/01/2018		1,000	1,080
WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,642
Wok Acquisition Corp.
10.250% due 06/30/2020		250	259
Wynn Las Vegas LLC
5.375% due 03/15/2022		2,500	2,519
7.750% due 08/15/2020		1,500	1,669
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	500	607
Zayo Escrow Corp.
8.125% due 01/01/2020		$750	788
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,000	2,759

			565,700

UTILITIES 7.2%
AES Corp.
7.375% due 07/01/2021		$3,000	3,352
8.000% due 10/15/2017		500	571
8.000% due 06/01/2020		1,500	1,729
9.750% due 04/15/2016		1,000	1,190
AES Ironwood LLC
8.857% due 11/30/2025		1,631	1,888
AES Red Oak LLC
8.540% due 11/30/2019		982	1,046
Calpine Corp.
7.500% due 02/15/2021		3,000	3,255
7.875% due 07/31/2020		1,750	1,938
Chesapeake Midstream Partners LP
6.125% due 07/15/2022		500	493

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019	$1,000	$905
Covanta Holding Corp.
7.250% due 12/01/2020	500	544
Energy Future Holdings Corp.
10.000% due 01/15/2020	2,000	2,145
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020	2,000	2,185
EP Energy LLC
6.875% due 05/01/2019	500	523
9.375% due 05/01/2020	500	519
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	919	885
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,142
7.875% due 04/15/2015	1,000	1,105
8.250% due 04/15/2017	275	297
8.500% due 04/15/2020	500	533
9.000% due 08/15/2031	1,025	984
GenOn Energy, Inc.
7.875% due 06/15/2017	375	351
MarkWest Energy Partners LP
6.750% due 11/01/2020	450	480
MetroPCS Wireless, Inc.
6.625% due 11/15/2020	2,000	1,975
Midwest Generation LLC
8.560% due 01/02/2016	1,736	1,658
NFR Energy LLC
9.750% due 02/15/2017	1,500	1,253
NGPL PipeCo LLC
7.119% due 12/15/2017	750	754
9.625% due 06/01/2019	1,000	1,075
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,288
NRG Energy, Inc.
7.625% due 01/15/2018	5,000	5,200
7.875% due 05/15/2021	1,000	1,015
8.250% due 09/01/2020	2,250	2,340
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,589
Sprint Capital Corp.
6.900% due 05/01/2019	4,500	4,252
8.750% due 03/15/2032	2,250	2,059
Sprint Nextel Corp.
6.000% due 12/01/2016	2,000	1,925
7.000% due 03/01/2020	1,000	1,043
8.375% due 08/15/2017	1,000	1,030
9.000% due 11/15/2018	2,500	2,800
Targa Resources Partners LP
6.375% due 08/01/2022	500	501
7.875% due 10/15/2018	1,000	1,085
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,685	1,793
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	450	493
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	1,250	1,210
VimpelCom Holdings BV
7.504% due 03/01/2022	750	706
Virgin Media Finance PLC
9.500% due 08/15/2016	828	927

		66,031

Total Corporate Bonds & Notes (Cost $691,525)		713,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$400	$34

Total Municipal Bonds & Notes (Cost $43)		34

MORTGAGE-BACKED SECURITIES 0.9%
American Home Mortgage Assets LLC
0.435% due 05/25/2046	114	60
Bear Stearns Alt-A Trust
2.639% due 01/25/2035	11	9
4.927% due 11/25/2036	1,085	636
Citigroup Mortgage Loan Trust, Inc.
2.674% due 07/25/2046 ^	40	25
2.893% due 03/25/2034	14	12
Countrywide Alternative Loan Trust
0.425% due 05/25/2047	237	135
0.439% due 12/20/2046	305	165
0.454% due 03/20/2046	134	67
0.454% due 07/20/2046	106	39
0.474% due 05/20/2046	198	79
1.147% due 12/25/2035	199	114
5.272% due 10/25/2035 ^	82	55
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035	101	53
5.240% due 05/20/2036	634	411
Downey Savings & Loan Association Mortgage Loan Trust
0.493% due 03/19/2045	33	21
First Horizon Alternative Mortgage Securities
2.598% due 09/25/2035	121	88
GSR Mortgage Loan Trust
2.679% due 04/25/2035	15	13
3.044% due 05/25/2035	2,438	1,798
5.750% due 03/25/2036	350	304
Harborview Mortgage Loan Trust
0.423% due 07/19/2046	113	62
0.997% due 12/19/2036	46	24
5.750% due 08/19/2036 ^	79	47
Indymac Mortgage Loan Trust
3.157% due 03/25/2037 ^	2,022	1,426
6.000% due 07/25/2037	962	737
Luminent Mortgage Trust
0.415% due 12/25/2036	57	33
0.425% due 12/25/2036	37	20
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046	31	17
Residential Accredit Loans, Inc.
3.275% due 03/25/2035	50	36
3.295% due 02/25/2035	61	46
5.500% due 02/25/2036 ^	646	376
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^	436	184
Structured Asset Mortgage Investments, Inc.
0.465% due 09/25/2047	1,000	398
0.555% due 09/25/2045	107	62
Suntrust Alternative Loan Trust
0.595% due 04/25/2036 ^	145	43
WaMu Mortgage Pass-Through Certificates
0.918% due 04/25/2047	56	40
0.978% due 12/25/2046	52	31
2.339% due 12/25/2036	662	456
2.506% due 09/25/2036	40	28
5.178% due 02/25/2037	49	34
5.711% due 10/25/2036	377	275

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.117% due 05/25/2046	$45	$23

Total Mortgage-Backed Securities (Cost $7,941)		8,482

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
1.295% due 12/25/2033	267	206
Credit-Based Asset Servicing and Securitization LLC
0.315% due 01/25/2037	106	22
Mid-State Trust
7.791% due 03/15/2038	25	23
Morgan Stanley ABS Capital
0.385% due 05/25/2037	100	35
Structured Asset Securities Corp.
0.545% due 06/25/2035	302	205

Total Asset-Backed Securities (Cost $536)		491

	SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)	67,167	63

Total Common Stocks (Cost $2,082)		63

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/30/2012 (d)	1,750	1,559
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,203

Total Preferred Securities (Cost $2,899)		2,762

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.6%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$791	791

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $810. Repurchase proceeds are $791.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 16.5%
PIMCO Short-Term Floating NAV Portfolio	15,041,294	150,714

Total Short-Term Instruments (Cost $151,519)		151,505

Total Investments 99.0% (Cost $882,368)		$901,738

Other Assets and Liabilities (Net) 1.0%		9,202

Net Assets 100.0%		$910,940

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.
(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $1,189 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation
CDX.HY-16 5-Year Index	5.000%	06/20/2016	$	3,120	$2	$189
CDX.HY-18 5-Year Index	5.000%	06/20/2017		14,850	(509)	218

					$(507)	$407

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	03/20/2014	1.407%	$	1,000	$63	$(94)	$157
Ally Financial, Inc.	MYC	6.560%	12/20/2012	1.620%		1,500	39	0	39
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	2.839%		200	10	(18)	28
El Paso Corp.	FBF	5.000%	12/20/2014	1.028%		2,500	247	(75)	322
El Paso Corp.	GST	5.000%	09/20/2014	0.921%		3,000	275	(285)	560
GenOn Energy, Inc.	CBK	5.000%	09/20/2014	6.497%		1,100	(31)	(121)	90
GenOn Energy, Inc.	GST	5.000%	09/20/2014	6.497%		300	(8)	(55)	47
HCA, Inc.	BOA	5.000%	03/20/2014	1.643%		1,000	57	(150)	207
NRG Energy, Inc.	GST	4.200%	09/20/2013	1.750%		100	3	0	3
Qwest Capital Funding, Inc.	CBK	3.350%	12/20/2012	0.478%		600	9	0	9
SLM Corp.	BOA	5.000%	09/20/2014	2.656%		800	42	(112)	154
SLM Corp.	BRC	5.000%	12/20/2013	2.045%		650	29	(72)	101
SLM Corp.	DUB	5.000%	09/20/2014	2.656%		300	15	(34)	49

							$750	$(1,016)	$1,766

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016	$ 2,160	$(2)	$11	$(13)
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017	4,950	(167)	(176)	9
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	4	0	4

					$(165)	$(165)	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(h)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$67	$67	0.01%

(i)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,572	$	2,011	BPS	$28	$(7)	$21
07/2012		270		358	BRC	16	0	16
07/2012		227		301	DUB	13	0	13
07/2012		7,369		9,356	FBF	81	(51)	30
07/2012		3,054		3,864	GSC	0	(1)	(1)
07/2012		6,840		8,641	HUS	27	(43)	(16)
07/2012		56		71	JPM	0	0	0
07/2012		650		825	MSC	2	0	2
07/2012		18,786		24,445	UAG	688	(19)	669
07/2012	GBP	2,304		3,636	GSC	28	0	28
07/2012		2,419		3,813	HUS	25	0	25
07/2012		$19,207	EUR	15,389	BPS	268	0	268
07/2012		215		169	BRC	2	(3)	(1)
07/2012		2,900		2,270	DUB	0	(28)	(28)
07/2012		101		77	FBF	0	(3)	(3)
07/2012		3,029		2,345	JPM	0	(61)	(61)
07/2012		955		765	RYL	13	0	13
07/2012		158	GBP	101	BPS	0	0	0
07/2012		416		267	JPM	3	0	3
07/2012		6,615		4,239	UAG	24	0	24
08/2012	EUR	14,556	$	18,171	BPS	0	(254)	(254)
08/2012	GBP	4,239		6,614	UAG	0	(24)	(24)
08/2012		$31	BRL	60	BRC	0	(1)	(1)
02/2013		884	CNY	5,573	BRC	0	(11)	(11)
02/2013		1,148		7,314	JPM	0	(2)	(2)

						$1,218	$(508)	$710

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$23,073	$1,980	$25,053
Corporate Bonds & Notes
Banking & Finance	0	81,617	0	81,617
Industrials	1,000	564,552	148	565,700
Utilities	0	64,373	1,658	66,031
Municipal Bonds & Notes
Puerto Rico	0	34	0	34
Mortgage-Backed Securities	0	8,482	0	8,482
Asset-Backed Securities	0	491	0	491
Common Stocks
Consumer Discretionary	63	0	0	63
Preferred Securities
Banking & Finance	1,203	1,559	0	2,762
Short-Term Instruments
Repurchase Agreements	0	791	0	791
PIMCO Short-Term Floating NAV Portfolio	150,714	0	0	150,714
	$152,980	$744,972	$3,786	$901,738

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$2,186	$0	$2,186
Foreign Exchange Contracts	0	1,218	0	1,218
	$0	$3,404	$0	$3,404

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(13)	0	(13)
Foreign Exchange Contracts	0	(508)	0	(508)
	$0	$(521)	$0	$(521)

Totals	$152,980	$747,855	$3,786	$904,621

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Bank Loan Obligations	$0	$1,980	$0	$0	$0	$0	$0	$0	$1,980	$0
Corporate Bonds & Notes
Industrials	1,190	0	(1,096)	1	123	(70)	0	0	148	3
Utilities	2,295	0	(526)	(3)	(8)	(100)	0	0	1,658	(92)

Totals	$3,485	$1,980	$(1,622)	$(2)	$115	$(170)	$0	$0	$3,786	$(89)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$1,980	Benchmark Pricing	Base Price	100.07
Corporate Bonds & Notes
Industrials	67	Benchmark Pricing	Base Price	101.61
	81	Third Party Vendor	Broker Quote	101.75
Utilities	1,658	Third Party Vendor	Broker Quote	95.50

Total	$3,786

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$235	$0	$0	$0	$235
Unrealized appreciation on foreign currency contracts	0	0	0	1,218	0	1,218
Unrealized appreciation on OTC swap agreements	0	1,779	0	0	0	1,779

	$0	$2,014	$0	$1,218	$0	$3,232

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$508	$0	$508
Unrealized depreciation on OTC swap agreements	0	13	0	0	0	13

	$0	$13	$0	$508	$0	$521

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on swaps	$0	$1,344	$0	$0	$(421)	$923
Net realized gain on foreign currency transactions	0	0	0	2,368	0	2,368

	$0	$1,344	$0	$2,368	$(421)	$3,291

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on swaps	$0	$597	$0	$0	$423	$1,020
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,211)	0	(1,211)

	$0	$597	$0	$(1,211)	$423	$(191)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation of $407 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$99	$0	$99
BPS	36	0	36
BRC	32	(260)	(228)
CBK	(13)	0	(13)
DUB	5	0	5
FBF	170	(190)	(20)
GSC	27	0	27
GST	270	(310)	(40)
HUS	9	0	9
JPM	(60)	0	(60)
MSC	2	0	2
MYC	37	(120)	(83)
RYL	13	0	13
UAG	668	(860)	(192)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

(d) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2012 are disclosed in the Notes to the Schedule of Investments.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6 Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two

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Notes to Financial Statements (Cont.)

parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the

26	PIMCO VARIABLE INSURANCE TRUST

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seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or loan issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or loan issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

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Notes to Financial Statements (Cont.)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty

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and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman

Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing

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Notes to Financial Statements (Cont.)

Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$103,728	$331,124	$(284,200)	$82	$(20)	$150,714	$225

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

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June 30, 2012 (Unaudited)

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$234,914	$182,809

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	60	$458	155	$1,217
Administrative Class	39,146	300,849	69,587	528,581
Advisor Class	11,847	91,234	15,730	117,863
Issued as reinvestment of distributions
Institutional Class	19	150	44	335
Administrative Class	3,203	24,687	6,235	47,762
Advisor Class	222	1,712	217	1,661
Cost of shares redeemed
Institutional Class	(97)	(753)	(102)	(779)
Administrative Class	(28,152)	(215,439)	(61,444)	(468,425)
Advisor Class	(17,787)	(136,448)	(10,045)	(76,103)
Net increase resulting from Portfolio share transactions	8,461	$66,450	20,377	$152,112

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 59% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$882,428	$35,014	$(15,704)	$19,310

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD	United States Dollar
CNY	Chinese Renminbi	GBP	British Pound

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	ALT	Alternate Loan Trust

SEMIANNUAL REPORT	JUNE 30, 2012	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT37SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	53.5%
Short-Term Instruments	28.0%
U.S. Government Agencies	13.6%
Mortgage-Backed Securities	3.0%
Municipal Bonds & Notes	0.6%
Other	1.3%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/1999)
PIMCO Long-Term U.S. Government Portfolio Administrative Class	5.12%	30.69%	13.54%	9.33%	9.12%
Barclays Long-Term Treasury Index±	4.16%	32.26%	12.11%	8.94%	8.50%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.625% for Administrative Class shares.

± Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,051.20	$1,021.56
Expenses Paid During Period*	$3.39	$3.34
Net Annualized Expense Ratio	0.665%	0.665%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Below-benchmark duration (or sensitivity to changes in market interest rates) positioning detracted from performance as longer-dated U.S. Treasury yields fell over the reporting period.

»	An out-of-benchmark allocation to municipal bonds benefited performance as municipal bonds outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to long-term Agency securities benefited performance as they outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS outperformed like-duration U.S. Treasuries during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$13.38		$10.99	$10.44	$12.23	$10.94	$10.43
Net investment income (a)	0.18		0.32	0.37	0.42	0.41	0.48
Net realized/unrealized gain (loss)	0.50		2.68	0.84	(0.94)	1.42	0.50
Total income (loss) from investment operations	0.68		3.00	1.21	(0.52)	1.83	0.98
Dividends from net investment income	(0.15)		(0.33)	(0.42)	(0.43)	(0.41)	(0.47)
Distributions from net realized capital gains	0.00		(0.28)	(0.24)	(0.84)	(0.13)	0.00
Total distributions	(0.15)		(0.61)	(0.66)	(1.27)	(0.54)	(0.47)
Net asset value end of year or period	$13.91		$13.38	$10.99	$10.44	$12.23	$10.94
Total return	5.12%		27.83%	11.60%	(4.39)%	17.29%	9.75%
Net assets end of year or period (000s)	$166,848		$164,086	$133,568	$167,615	$141,575	$125,434
Ratio of expenses to average net assets	0.665	%*	0.625%	0.625%	0.635%	0.635%	0.625%
Ratio of expenses to average net assets excluding interest expense	0.625	%*	0.625%	0.625%	0.625%	0.625%	0.625%
Ratio of net investment income to average net assets	2.78	%*	2.71%	3.31%	3.69%	3.73%	4.58%
Portfolio turnover rate	44	%**	556%**	344%**	523%	338%	188%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$190,848
Investments in Affiliates, at value	44,707
Repurchase agreements, at value	29,357
Deposits with counterparty	4
Receivable for investments sold	324
Receivable for Portfolio shares sold	39
Interest and dividends receivable	1,290
Dividends receivable from Affiliates	2
Variation margin receivable on financial derivative instruments	15
Other assets	33
266,619

Liabilities:
Payable for investments in Affiliates purchased	$2
Payable for reverse repurchase agreements	267
Payable for sale-buyback financing transactions	85,124
Deposits from counterparty	890
Payable for Portfolio shares redeemed	17
Written options outstanding	230
Accrued investment advisory fees	35
Accrued supervisory and administrative fees	38
Accrued distribution fees	2
Accrued servicing fees	21
86,626

Net Assets	$179,993

Net Assets Consist of:
Paid in capital	$145,059
Undistributed net investment income	452
Accumulated undistributed net realized gain	21,769
Net unrealized appreciation	12,713
$179,993

Net Assets:
Institutional Class	$2,879
Administrative Class	166,848
Advisor Class	10,266

Shares Issued and Outstanding:
Institutional Class	207
Administrative Class	11,994
Advisor Class	738

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.91
Administrative Class	13.91
Advisor Class	13.91

Cost of Investments	$178,308
Cost of Investments in Affiliates	$44,708
Cost of Repurchase Agreements	$29,357
Premiums Received on Written Options	$342

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$2,887
Dividends from Affiliate investments	30
Total Income	2,917

Expenses:
Investment advisory fees	190
Supervisory and administrative fees	211
Servicing fees – Administrative Class	119
Distribution and/or servicing fees – Advisor Class	11
Trustees’ fees	1
Interest expense	31
Total Expenses	563

Net Investment Income	2,354

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,427
Net realized gain on Affiliate investments	40
Net realized gain on futures contracts	796
Net realized gain on written options	84
Net realized gain on swaps	14
Net change in unrealized appreciation on investments	898
Net change in unrealized (depreciation) on Affiliate investments	(14)
Net change in unrealized (depreciation) on futures contracts	(41)
Net change in unrealized appreciation on written options	70
Net change in unrealized (depreciation) on swaps	(10)
Net Gain	6,264

Net Increase in Net Assets Resulting from Operations	$8,618

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$2,354	$4,058
Net realized gain	5,321	22,897
Net realized gain on Affiliate investments	40	5
Net change in unrealized appreciation	917	11,270
Net change in unrealized appreciation (depreciation) on Affiliate investments	(14)	13
Net increase resulting from operations	8,618	38,243

Distributions to Shareholders:
From net investment income
Institutional Class	(33)	(58)
Administrative Class	(1,782)	(3,932)
Advisor Class	(93)	(120)
From net realized capital gains
Institutional Class	0	(46)
Administrative Class	0	(3,383)
Advisor Class	0	(145)

Total Distributions	(1,908)	(7,684)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(1,169)	5,549

Total Increase in Net Assets	5,541	36,108

Net Assets:
Beginning of period	174,452	138,344
End of period*	$179,993	$174,452

*Including undistributed net investment income of:	$452	$6

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period Ended June 30, 2012
(Amounts in thousands)	PIMCO Long-Term U.S. Government Portfolio

Cash flows used for operating activities:

Net increase in net assets resulting from operations	$8,618

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(424,661)
Proceeds from sales of long-term securities	434,161
Purchases from short-term portfolio investments, net	(2,898)
Decrease in receivable for investments sold	43
Increase in interest and dividends receivable	(10)
Decrease in OTC swap premiums received (paid)	(13)
Decrease in payable for investments purchased	(91,620)
Decrease in accrued supervisory and administrative fees	(1)
Increase in accrued servicing fee	1
Decrease in variation margin payable on financial derivative instruments	(37)
Net change in unrealized appreciation on investments	(898)
Net change in unrealized (depreciation) on Affiliate investments	14
Net change in unrealized (depreciation) on futures contracts	41
Net change in unrealized appreciation on written options	(70)
Net change in unrealized (depreciation) on swaps	10
Net realized gain on investments	(4,551)
Net amortization on investments	(99)
Net cash used for operating activities	(81,970)

Cash flows received from financing activities:
Proceeds from shares sold	15,528
Payment on shares redeemed	(18,569)
Cash dividend paid*	0
Net borrowing of reverse repurchase agreements	267
Increase in payable for sale-buyback financing transactions	85,124
Decrease in payable to counterparty	(380)
Net cash received from financing activities	81,970

Net Increase (Decrease) in Cash	0

Cash and Foreign Currency:
Beginning of period	0
End of period	$0

* Reinvestment of dividends	$1,908

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$(31)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.2%
American International Group, Inc.
8.250% due 08/15/2018	$200	$242
U.S. Trade Funding Corp.
4.260% due 11/15/2014	177	185

		427

INDUSTRIALS 0.5%
Vessel Management Services, Inc.
3.432% due 08/15/2036	784	796

Total Corporate Bonds & Notes (Cost $1,161)		1,223

MUNICIPAL BONDS & NOTES 0.9%

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	376

IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	357

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	442

OHIO 0.1%
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	236

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	43

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	214

Total Municipal Bonds & Notes (Cost $1,392)		1,668

U.S. GOVERNMENT AGENCIES 20.1%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	2,032
0.305% due 07/25/2037	49	47
0.700% due 08/25/2021	8	8
0.850% due 08/25/2022	3	3
1.145% due 04/25/2032	12	12
2.559% due 01/01/2033	13	14
4.250% due 05/25/2037	62	69
4.375% due 03/15/2013	1,600	1,646
4.500% due 06/25/2019	200	218
5.000% due 04/25/2032 - 08/25/2033	318	375
5.500% due 12/25/2035	110	134
6.000% due 01/25/2036	634	802
6.080% due 09/01/2028	64	88
6.500% due 07/25/2031	357	410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Farm Credit Bank
5.050% due 03/28/2019	$400	$496
5.150% due 03/25/2020	250	308
5.160% due 03/14/2022	2,400	2,999
Federal Housing Administration
6.896% due 07/01/2020	192	188
Financing Corp.
0.000% due 09/26/2019	1,500	1,330
10.700% due 10/06/2017	650	958
Freddie Mac
0.000% due 03/15/2031	1,200	629
0.642% due 01/15/2033	28	28
0.950% due 02/15/2027	7	7
1.250% due 02/15/2021	11	11
1.315% due 10/25/2044	65	65
4.000% due 06/15/2032	344	371
5.400% due 03/17/2021	1,000	1,165
5.500% due 08/15/2030 - 02/15/2034	786	899
5.625% due 11/23/2035	600	681
6.750% due 03/15/2031	200	308
7.000% due 07/15/2023 - 12/01/2031	29	34
8.250% due 06/01/2016	350	432
Ginnie Mae
2.000% due 08/20/2030	7	7
5.500% due 01/20/2036	708	879
6.000% due 08/20/2033	1,688	2,023
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,973
5.500% due 04/26/2024	400	527
Overseas Private Investment Corp.
4.736% due 03/15/2022	307	361
Private Export Funding Corp.
5.000% due 12/15/2016	500	587
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 04/15/2030	10,619	7,114
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,830
Small Business Administration
5.240% due 08/01/2023	395	440
5.290% due 12/01/2027	350	400
Tennessee Valley Authority
4.625% due 09/15/2060	400	489
4.875% due 01/15/2048	800	1,009
5.880% due 04/01/2036	200	280
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	456

Total U.S. Government Agencies (Cost $30,232)		36,142

U.S. TREASURY OBLIGATIONS 78.7%
U.S. Treasury Bonds
3.125% due 11/15/2041	5,500	5,924
3.500% due 02/15/2039	7,900	9,154
3.750% due 08/15/2041	1,900	2,295
4.250% due 11/15/2040 (e)(f)	18,950	24,833
4.375% due 11/15/2039 (f)	27,600	36,820
4.375% due 05/15/2041	12,100	16,188
4.500% due 05/15/2038	300	407
4.500% due 08/15/2039	3,200	4,349
4.625% due 02/15/2040	200	277
5.375% due 02/15/2031	2,300	3,355
5.500% due 08/15/2028	1,500	2,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 08/15/2023	$9,100	$13,229
6.250% due 05/15/2030	1,300	2,054
7.125% due 02/15/2023	200	306
U.S. Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	183	242
2.375% due 01/15/2027	342	461
2.500% due 01/15/2029	214	298
3.875% due 04/15/2029	140	227
U.S. Treasury Notes
4.250% due 08/15/2013 (d)	3,700	3,865
U.S. Treasury Strips
0.000% due 02/15/2030	500	316
0.000% due 05/15/2031	200	121
0.000% due 05/15/2032	100	58
0.000% due 11/15/2032	3,300	1,893
0.000% due 02/15/2033	1,700	966
0.000% due 05/15/2033	700	394
0.000% due 11/15/2033	3,000	1,661
0.000% due 05/15/2034	1,600	870
0.000% due 05/15/2037	900	441
0.000% due 11/15/2039	3,400	1,557
0.000% due 05/15/2040	1,250	562
0.000% due 08/15/2040	6,400	2,845
0.000% due 02/15/2042	8,400	3,549

Total U.S. Treasury Obligations (Cost $134,871)		141,678

MORTGAGE-BACKED SECURITIES 4.4%
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	906
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	219	215
2.634% due 04/25/2033	135	131
2.842% due 04/25/2033	18	18
2.922% due 01/25/2034	22	22
2.956% due 02/25/2034	42	39
3.189% due 10/25/2035	450	452
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035	500	413
Countrywide Alternative Loan Trust
0.455% due 05/25/2035	94	54
5.500% due 10/25/2033	1,609	1,629
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035	182	95
0.585% due 06/25/2035	1,200	1,026
Credit Suisse First Boston Mortgage Securities Corp.
2.623% due 07/25/2033	40	38
2.791% due 11/25/2032	9	9
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	38	35
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	132	125
GMAC Mortgage Corp. Loan Trust
3.260% due 06/25/2034	52	47
GS Mortgage Securities Corp.
1.103% due 03/06/2020	131	130
Harborview Mortgage Loan Trust
0.373% due 04/19/2038	93	58
0.463% due 05/19/2035	74	47
3.093% due 07/19/2035	76	63
Impac CMB Trust
4.933% due 09/25/2034	342	336
JPMorgan Mortgage Trust
2.852% due 07/25/2035	383	375
MASTR Asset Securitization Trust
5.500% due 09/25/2033	121	127

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc.
0.645% due 01/25/2033	$10	$9
0.645% due 03/25/2033	30	27
6.000% due 06/25/2036	138	91
Residential Funding Mortgage Securities, Inc.
6.500% due 03/25/2032	16	16
Sequoia Mortgage Trust
0.594% due 07/20/2033	188	167
Structured Adjustable Rate Mortgage Loan Trust
0.465% due 05/25/2037	199	123
Structured Asset Mortgage Investments, Inc.
0.903% due 09/19/2032	165	149
1.083% due 10/19/2033	51	40
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	34	33
5.572% due 10/15/2048	300	334
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	64	52
1.158% due 08/25/2046	438	282
1.547% due 08/25/2042	5	4
2.640% due 10/25/2046	116	87
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	1	1
2.207% due 02/25/2033	2	2
2.495% due 05/25/2033	7	6
2.502% due 02/25/2033	3	2

Total Mortgage-Backed Securities (Cost $8,332)		7,815

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
1.245% due 11/25/2042	83	72
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	70

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
0.685% due 08/25/2033	$8	$7
0.745% due 12/25/2033	38	33
SLM Student Loan Trust
0.576% due 04/25/2017	13	13
1.966% due 04/25/2023	1,002	1,035
Specialty Underwriting & Residential Finance
0.925% due 01/25/2034	12	9
Structured Asset Securities Corp.
0.825% due 01/25/2033	14	12

Total Asset-Backed Securities (Cost $1,241)		1,251

SHORT-TERM INSTRUMENTS 41.1%

REPURCHASE AGREEMENTS 16.3%
Barclays Capital, Inc.
0.160% due 07/02/2012	4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400.)

Citigroup Global Markets, Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $5,618. Repurchase proceeds are $5,500)
0.220% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	5,400	5,400
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.375% due 10/31/2014 valued at $5,530. Repurchase proceeds are $5,400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	$8,000	$8,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2014 valued at $8,169. Repurchase proceeds are $8,000.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	557	557
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $571. Repurchase proceeds are $557.)

		29,357

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.8%
PIMCO Short-Term Floating NAV Portfolio	4,461,791	44,707

Total Short-Term Instruments (Cost $74,065)		74,064

PURCHASED OPTIONS (g) 0.6%
(Cost $1,079)		1,071

Total Investments 147.2% (Cost $252,373)		$264,912

Written Options (h) (0.1%) (Premiums $342)		(230)

Other Assets and Liabilities (Net) (47.1%)		(84,689)

Net Assets 100.0%		$179,993

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $35,646 at a weighted average interest rate of 0.181%.
(d)	Securities with an aggregate market value of $277 have been pledged as collateral as of June 30, 2012 for swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	On June 30, 2012, securities valued at $262 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.270%	06/22/2012	08/22/2012	$267	$(267)

(f)	Securities with an aggregate market value of $145 and cash of $4 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Volatility S&P 500 Index September Futures	Short	09/2012	14	$30

(g)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	2,000	$5	$0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

Straddle Options
Description	Counterparty	Exercise Level (1)	Expiration Date	Notional Amount		Cost (1)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	$	2,200	$187	$171
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GST	0.000%	09/19/2012		8,000	887	900

						$1,074	$1,071

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	2,000	$11	$0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		2,000	14	(33)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,000	48	(12)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		7,900	55	(129)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		7,900	179	(49)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		1,400	13	(3)

								$320	$(226)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$22	$(4)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	136	$23,500	$154
Sales	14	21,200	317
Closing Buys	(150)	(19,100)	(129)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$25,600	$342

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$427	$0	$427
Industrials	0	796	0	796
Municipal Bonds & Notes
Connecticut	0	376	0	376
Iowa	0	357	0	357
New York	0	442	0	442
Ohio	0	236	0	236
Puerto Rico	0	43	0	43
Washington	0	214	0	214
U.S. Government Agencies	0	35,954	188	36,142
U.S. Treasury Obligations	0	141,678	0	141,678
Mortgage-Backed Securities	0	7,815	0	7,815
Asset-Backed Securities	0	1,251	0	1,251

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$29,357	$0	$29,357
PIMCO Short-Term Floating NAV Portfolio	44,707	0	0	44,707
Purchased Options
Interest Rate Contracts	0	0	1,071	1,071
	$44,707	$218,946	$1,259	$264,912

Financial Derivative Instruments (2) - Assets
Equity Contracts	$30	$0	$0	$30

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$(226)	$(4)	$(230)

Totals	$44,737	$218,720	$1,255	$264,712

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$808	$0	$(16)	$0	$0	$4	$0	$(796)	$0	$0
U.S. Government Agencies	221	0	(31)	0	0	(2)	0	0	188	(2)
Purchased Options
Interest Rate Contracts	0	1,074	0	0	0	(3)	0	0	1,071	(3)

	$1,029	$1,074	$(47)	$0	$0	$(1)	$0	$(796)	$1,259	$(5)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$6	$0	$0	$(4)	$6

Totals	$1,019	$1,074	$(47)	$0	$0	$5	$0	$(796)	$1,255	$1

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$188	Benchmark Pricing	Base Price	103.22
Purchased Options
Interest Rate Contracts	1,071	Indicative Market Quotations	Broker Quote	7.79 - 11.25

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(4)	Indicative Market Quotations	Broker Quote	0.16

Total	$1,255

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1,071	$1,071
Variation margin receivable on financial derivative instruments (2)	0	0	15	0	0	15

	$0	$0	$15	$0	$1,071	$1,086

Liabilities:
Written options outstanding	$0	$0	$0	$0	$230	$230

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$796	$796
Net realized gain on written options	0	0	0	0	84	84
Net realized gain on swaps	0	14	0	0	0	14

	$0	$14	$0	$0	$880	$894

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(4)	$(4)
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	30	0	(71)	(41)
Net change in unrealized appreciation on written options	0	0	0	0	70	70
Net change in unrealized (depreciation) on swaps	0	(10)	0	0	0	(10)

	$0	$(10)	$30	$0	$(5)	$15

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $30 as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(45)	$0	$(45)
CBK	(4)	0	(4)
DUB	(181)	277	96
GLM	171	0	171
GST	900	(890)	10

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sell-buyback financing transactions have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements

SEMIANNUAL REPORT	JUNE 30, 2012	17

Notes to Financial Statements (Cont.)

and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

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(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of

Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$66,751	$137,530	$(159,600)	$40	$(14)	$44,707	$30

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$80,703	$81,927	$2,473	$10,086

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	17	$219	65	$787
Administrative Class	884	11,990	1,823	21,712
Advisor Class	248	3,289	456	5,546
Issued as reinvestment of distributions
Institutional Class	2	33	9	104
Administrative Class	133	1,782	591	7,315
Advisor Class	7	93	21	265
Cost of shares redeemed
Institutional Class	(12)	(155)	(52)	(593)
Administrative Class	(1,285)	(17,198)	(2,310)	(27,662)
Advisor Class	(92)	(1,222)	(158)	(1,925)
Net increase (decrease) resulting from Portfolio share transactions	(98)	$(1,169)	445	$5,549

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 75% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$253,091	$12,791	$(970)	$11,821

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

28	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	GST	Goldman Sachs International
CBK	Citibank N.A.	GLM	Goldman Sachs Bank USA

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	BABs	Build America Bonds	LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	JUNE 30, 2012	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT41SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	53.5%
Short-Term Instruments	28.0%
U.S. Government Agencies	13.6%
Mortgage-Backed Securities	3.0%
Municipal Bonds & Notes	0.6%
Other	1.3%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Long-Term U.S. Government Portfolio Institutional Class	5.20%	30.88%	13.71%	9.49%	9.64%
Barclays Long-Term Treasury Index±	4.16%	32.26%	12.11%	8.94%	8.91%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.475% for Institutional Class shares.

± Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,052.00	$1,022.30
Expenses Paid During Period*	$2.63	$2.59
Net Annualized Expense Ratio	0.515%	0.515%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Below-benchmark duration (or sensitivity to changes in market interest rates) positioning detracted from performance as longer-dated U.S. Treasury yields fell over the reporting period.

»	An out-of-benchmark allocation to municipal bonds benefited performance as municipal bonds outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to long-term Agency securities benefited performance as they outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS outperformed like-duration U.S. Treasuries during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Institutional Class
Net asset value beginning of year or period	$13.38		$10.99	$10.44	$12.23	$10.94	$10.43
Net investment income (a)	0.19		0.34	0.39	0.44	0.43	0.49
Net realized/unrealized gain (loss)	0.50		2.67	0.83	(0.94)	1.42	0.51
Total income (loss) from investment operations	0.69		3.01	1.22	(0.50)	1.85	1.00
Dividends from net investment income	(0.16)		(0.34)	(0.43)	(0.45)	(0.43)	(0.49)
Distributions from net realized capital gains	0.00		(0.28)	(0.24)	(0.84)	(0.13)	0.00
Total distributions	(0.16)		(0.62)	(0.67)	(1.29)	(0.56)	(0.49)
Net asset value end of year or period	$13.91		$13.38	$10.99	$10.44	$12.23	$10.94
Total return	5.20%		28.02%	11.77%	(4.24)%	17.47%	9.90%
Net assets end of year or period (000s)	$2,879		$2,676	$1,961	$991	$1,133	$912
Ratio of expenses to average net assets	0.515	%*	0.475%	0.475%	0.485%	0.485%	0.475%
Ratio of expenses to average net assets excluding interest expense	0.475	%*	0.475%	0.475%	0.475%	0.475%	0.475%
Ratio of net investment income to average net assets	2.93	%*	2.86%	3.41%	3.86%	3.89%	4.75%
Portfolio turnover rate	44	%**	556%**	344%**	523%	338%	188%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$190,848
Investments in Affiliates, at value	44,707
Repurchase agreements, at value	29,357
Deposits with counterparty	4
Receivable for investments sold	324
Receivable for Portfolio shares sold	39
Interest and dividends receivable	1,290
Dividends receivable from Affiliates	2
Variation margin receivable on financial derivative instruments	15
Other assets	33
266,619

Liabilities:
Payable for investments in Affiliates purchased	$2
Payable for reverse repurchase agreements	267
Payable for sale-buyback financing transactions	85,124
Deposits from counterparty	890
Payable for Portfolio shares redeemed	17
Written options outstanding	230
Accrued investment advisory fees	35
Accrued supervisory and administrative fees	38
Accrued distribution fees	2
Accrued servicing fees	21
86,626

Net Assets	$179,993

Net Assets Consist of:
Paid in capital	$145,059
Undistributed net investment income	452
Accumulated undistributed net realized gain	21,769
Net unrealized appreciation	12,713
$179,993

Net Assets:
Institutional Class	$2,879
Administrative Class	166,848
Advisor Class	10,266

Shares Issued and Outstanding:
Institutional Class	207
Administrative Class	11,994
Advisor Class	738

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.91
Administrative Class	13.91
Advisor Class	13.91

Cost of Investments	$178,308
Cost of Investments in Affiliates	$44,708
Cost of Repurchase Agreements	$29,357
Premiums Received on Written Options	$342

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$2,887
Dividends from Affiliate investments	30
Total Income	2,917

Expenses:
Investment advisory fees	190
Supervisory and administrative fees	211
Servicing fees – Administrative Class	119
Distribution and/or servicing fees – Advisor Class	11
Trustees’ fees	1
Interest expense	31
Total Expenses	563

Net Investment Income	2,354

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,427
Net realized gain on Affiliate investments	40
Net realized gain on futures contracts	796
Net realized gain on written options	84
Net realized gain on swaps	14
Net change in unrealized appreciation on investments	898
Net change in unrealized (depreciation) on Affiliate investments	(14)
Net change in unrealized (depreciation) on futures contracts	(41)
Net change in unrealized appreciation on written options	70
Net change in unrealized (depreciation) on swaps	(10)
Net Gain	6,264

Net Increase in Net Assets Resulting from Operations	$8,618

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$2,354	$4,058
Net realized gain	5,321	22,897
Net realized gain on Affiliate investments	40	5
Net change in unrealized appreciation	917	11,270
Net change in unrealized appreciation (depreciation) on Affiliate investments	(14)	13
Net increase resulting from operations	8,618	38,243

Distributions to Shareholders:
From net investment income
Institutional Class	(33)	(58)
Administrative Class	(1,782)	(3,932)
Advisor Class	(93)	(120)
From net realized capital gains
Institutional Class	0	(46)
Administrative Class	0	(3,383)
Advisor Class	0	(145)

Total Distributions	(1,908)	(7,684)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(1,169)	5,549

Total Increase in Net Assets	5,541	36,108

Net Assets:
Beginning of period	174,452	138,344
End of period*	$179,993	$174,452

*Including undistributed net investment income of:	$452	$6

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period Ended June 30, 2012
(Amounts in thousands)	PIMCO Long-Term U.S. Government Portfolio

Cash flows used for operating activities:

Net increase in net assets resulting from operations	$8,618

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(424,661)
Proceeds from sales of long-term securities	434,161
Purchases from short-term portfolio investments, net	(2,898)
Decrease in receivable for investments sold	43
Increase in interest and dividends receivable	(10)
Decrease in OTC swap premiums received (paid)	(13)
Decrease in payable for investments purchased	(91,620)
Decrease in accrued supervisory and administrative fees	(1)
Increase in accrued servicing fee	1
Decrease in variation margin payable on financial derivative instruments	(37)
Net change in unrealized appreciation on investments	(898)
Net change in unrealized (depreciation) on Affiliate investments	14
Net change in unrealized (depreciation) on futures contracts	41
Net change in unrealized appreciation on written options	(70)
Net change in unrealized (depreciation) on swaps	10
Net realized gain on investments	(4,551)
Net amortization on investments	(99)
Net cash used for operating activities	(81,970)

Cash flows received from financing activities:
Proceeds from shares sold	15,528
Payment on shares redeemed	(18,569)
Cash dividend paid*	0
Net borrowing of reverse repurchase agreements	267
Increase in payable for sale-buyback financing transactions	85,124
Decrease in payable to counterparty	(380)
Net cash received from financing activities	81,970

Net Increase (Decrease) in Cash	0

Cash and Foreign Currency:
Beginning of period	0
End of period	$0

* Reinvestment of dividends	$1,908

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$(31)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.2%
American International Group, Inc.
8.250% due 08/15/2018	$200	$242
U.S. Trade Funding Corp.
4.260% due 11/15/2014	177	185

		427

INDUSTRIALS 0.5%
Vessel Management Services, Inc.
3.432% due 08/15/2036	784	796

Total Corporate Bonds & Notes (Cost $1,161)		1,223

MUNICIPAL BONDS & NOTES 0.9%

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	376

IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	357

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	442

OHIO 0.1%
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	236

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	43

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	214

Total Municipal Bonds & Notes (Cost $1,392)		1,668

U.S. GOVERNMENT AGENCIES 20.1%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	2,032
0.305% due 07/25/2037	49	47
0.700% due 08/25/2021	8	8
0.850% due 08/25/2022	3	3
1.145% due 04/25/2032	12	12
2.559% due 01/01/2033	13	14
4.250% due 05/25/2037	62	69
4.375% due 03/15/2013	1,600	1,646
4.500% due 06/25/2019	200	218
5.000% due 04/25/2032 - 08/25/2033	318	375
5.500% due 12/25/2035	110	134
6.000% due 01/25/2036	634	802
6.080% due 09/01/2028	64	88
6.500% due 07/25/2031	357	410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Farm Credit Bank
5.050% due 03/28/2019	$400	$496
5.150% due 03/25/2020	250	308
5.160% due 03/14/2022	2,400	2,999
Federal Housing Administration
6.896% due 07/01/2020	192	188
Financing Corp.
0.000% due 09/26/2019	1,500	1,330
10.700% due 10/06/2017	650	958
Freddie Mac
0.000% due 03/15/2031	1,200	629
0.642% due 01/15/2033	28	28
0.950% due 02/15/2027	7	7
1.250% due 02/15/2021	11	11
1.315% due 10/25/2044	65	65
4.000% due 06/15/2032	344	371
5.400% due 03/17/2021	1,000	1,165
5.500% due 08/15/2030 - 02/15/2034	786	899
5.625% due 11/23/2035	600	681
6.750% due 03/15/2031	200	308
7.000% due 07/15/2023 - 12/01/2031	29	34
8.250% due 06/01/2016	350	432
Ginnie Mae
2.000% due 08/20/2030	7	7
5.500% due 01/20/2036	708	879
6.000% due 08/20/2033	1,688	2,023
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,973
5.500% due 04/26/2024	400	527
Overseas Private Investment Corp.
4.736% due 03/15/2022	307	361
Private Export Funding Corp.
5.000% due 12/15/2016	500	587
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 04/15/2030	10,619	7,114
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,830
Small Business Administration
5.240% due 08/01/2023	395	440
5.290% due 12/01/2027	350	400
Tennessee Valley Authority
4.625% due 09/15/2060	400	489
4.875% due 01/15/2048	800	1,009
5.880% due 04/01/2036	200	280
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	456

Total U.S. Government Agencies (Cost $30,232)		36,142

U.S. TREASURY OBLIGATIONS 78.7%
U.S. Treasury Bonds
3.125% due 11/15/2041	5,500	5,924
3.500% due 02/15/2039	7,900	9,154
3.750% due 08/15/2041	1,900	2,295
4.250% due 11/15/2040 (e)(f)	18,950	24,833
4.375% due 11/15/2039 (f)	27,600	36,820
4.375% due 05/15/2041	12,100	16,188
4.500% due 05/15/2038	300	407
4.500% due 08/15/2039	3,200	4,349
4.625% due 02/15/2040	200	277
5.375% due 02/15/2031	2,300	3,355
5.500% due 08/15/2028	1,500	2,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 08/15/2023	$9,100	$13,229
6.250% due 05/15/2030	1,300	2,054
7.125% due 02/15/2023	200	306
U.S. Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	183	242
2.375% due 01/15/2027	342	461
2.500% due 01/15/2029	214	298
3.875% due 04/15/2029	140	227
U.S. Treasury Notes
4.250% due 08/15/2013 (d)	3,700	3,865
U.S. Treasury Strips
0.000% due 02/15/2030	500	316
0.000% due 05/15/2031	200	121
0.000% due 05/15/2032	100	58
0.000% due 11/15/2032	3,300	1,893
0.000% due 02/15/2033	1,700	966
0.000% due 05/15/2033	700	394
0.000% due 11/15/2033	3,000	1,661
0.000% due 05/15/2034	1,600	870
0.000% due 05/15/2037	900	441
0.000% due 11/15/2039	3,400	1,557
0.000% due 05/15/2040	1,250	562
0.000% due 08/15/2040	6,400	2,845
0.000% due 02/15/2042	8,400	3,549

Total U.S. Treasury Obligations (Cost $134,871)		141,678

MORTGAGE-BACKED SECURITIES 4.4%
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	906
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	219	215
2.634% due 04/25/2033	135	131
2.842% due 04/25/2033	18	18
2.922% due 01/25/2034	22	22
2.956% due 02/25/2034	42	39
3.189% due 10/25/2035	450	452
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035	500	413
Countrywide Alternative Loan Trust
0.455% due 05/25/2035	94	54
5.500% due 10/25/2033	1,609	1,629
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035	182	95
0.585% due 06/25/2035	1,200	1,026
Credit Suisse First Boston Mortgage Securities Corp.
2.623% due 07/25/2033	40	38
2.791% due 11/25/2032	9	9
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	38	35
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	132	125
GMAC Mortgage Corp. Loan Trust
3.260% due 06/25/2034	52	47
GS Mortgage Securities Corp.
1.103% due 03/06/2020	131	130
Harborview Mortgage Loan Trust
0.373% due 04/19/2038	93	58
0.463% due 05/19/2035	74	47
3.093% due 07/19/2035	76	63
Impac CMB Trust
4.933% due 09/25/2034	342	336
JPMorgan Mortgage Trust
2.852% due 07/25/2035	383	375
MASTR Asset Securitization Trust
5.500% due 09/25/2033	121	127

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc.
0.645% due 01/25/2033	$10	$9
0.645% due 03/25/2033	30	27
6.000% due 06/25/2036	138	91
Residential Funding Mortgage Securities, Inc.
6.500% due 03/25/2032	16	16
Sequoia Mortgage Trust
0.594% due 07/20/2033	188	167
Structured Adjustable Rate Mortgage Loan Trust
0.465% due 05/25/2037	199	123
Structured Asset Mortgage Investments, Inc.
0.903% due 09/19/2032	165	149
1.083% due 10/19/2033	51	40
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	34	33
5.572% due 10/15/2048	300	334
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	64	52
1.158% due 08/25/2046	438	282
1.547% due 08/25/2042	5	4
2.640% due 10/25/2046	116	87
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	1	1
2.207% due 02/25/2033	2	2
2.495% due 05/25/2033	7	6
2.502% due 02/25/2033	3	2

Total Mortgage-Backed Securities (Cost $8,332)		7,815

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
1.245% due 11/25/2042	83	72
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	70

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
0.685% due 08/25/2033	$8	$7
0.745% due 12/25/2033	38	33
SLM Student Loan Trust
0.576% due 04/25/2017	13	13
1.966% due 04/25/2023	1,002	1,035
Specialty Underwriting & Residential Finance
0.925% due 01/25/2034	12	9
Structured Asset Securities Corp.
0.825% due 01/25/2033	14	12

Total Asset-Backed Securities (Cost $1,241)		1,251

SHORT-TERM INSTRUMENTS 41.1%

REPURCHASE AGREEMENTS 16.3%
Barclays Capital, Inc.
0.160% due 07/02/2012	4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400.)

Citigroup Global Markets, Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $5,618. Repurchase proceeds are $5,500)
0.220% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	5,400	5,400
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.375% due 10/31/2014 valued at $5,530. Repurchase proceeds are $5,400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	$8,000	$8,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2014 valued at $8,169. Repurchase proceeds are $8,000.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	557	557
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $571. Repurchase proceeds are $557.)

		29,357

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.8%
PIMCO Short-Term Floating NAV Portfolio	4,461,791	44,707

Total Short-Term Instruments (Cost $74,065)		74,064

PURCHASED OPTIONS (g) 0.6%
(Cost $1,079)		1,071

Total Investments 147.2% (Cost $252,373)		$264,912

Written Options (h) (0.1%) (Premiums $342)		(230)

Other Assets and Liabilities (Net) (47.1%)		(84,689)

Net Assets 100.0%		$179,993

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $35,646 at a weighted average interest rate of 0.181%.
(d)	Securities with an aggregate market value of $277 have been pledged as collateral as of June 30, 2012 for swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	On June 30, 2012, securities valued at $262 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.270%	06/22/2012	08/22/2012	$267	$(267)

(f)	Securities with an aggregate market value of $145 and cash of $4 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Volatility S&P 500 Index September Futures	Short	09/2012	14	$30

(g)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	2,000	$5	$0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

Straddle Options
Description	Counterparty	Exercise Level (1)	Expiration Date	Notional Amount		Cost (1)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	$	2,200	$187	$171
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GST	0.000%	09/19/2012		8,000	887	900

						$1,074	$1,071

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	2,000	$11	$0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		2,000	14	(33)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,000	48	(12)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		7,900	55	(129)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		7,900	179	(49)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		1,400	13	(3)

								$320	$(226)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$22	$(4)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	136	$23,500	$154
Sales	14	21,200	317
Closing Buys	(150)	(19,100)	(129)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$25,600	$342

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$427	$0	$427
Industrials	0	796	0	796
Municipal Bonds & Notes
Connecticut	0	376	0	376
Iowa	0	357	0	357
New York	0	442	0	442
Ohio	0	236	0	236
Puerto Rico	0	43	0	43
Washington	0	214	0	214
U.S. Government Agencies	0	35,954	188	36,142
U.S. Treasury Obligations	0	141,678	0	141,678
Mortgage-Backed Securities	0	7,815	0	7,815
Asset-Backed Securities	0	1,251	0	1,251

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$29,357	$0	$29,357
PIMCO Short-Term Floating NAV Portfolio	44,707	0	0	44,707
Purchased Options
Interest Rate Contracts	0	0	1,071	1,071
	$44,707	$218,946	$1,259	$264,912

Financial Derivative Instruments (2) - Assets
Equity Contracts	$30	$0	$0	$30

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$(226)	$(4)	$(230)

Totals	$44,737	$218,720	$1,255	$264,712

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$808	$0	$(16)	$0	$0	$4	$0	$(796)	$0	$0
U.S. Government Agencies	221	0	(31)	0	0	(2)	0	0	188	(2)
Purchased Options
Interest Rate Contracts	0	1,074	0	0	0	(3)	0	0	1,071	(3)

	$1,029	$1,074	$(47)	$0	$0	$(1)	$0	$(796)	$1,259	$(5)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$6	$0	$0	$(4)	$6

Totals	$1,019	$1,074	$(47)	$0	$0	$5	$0	$(796)	$1,255	$1

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$188	Benchmark Pricing	Base Price	103.22
Purchased Options
Interest Rate Contracts	1,071	Indicative Market Quotations	Broker Quote	7.79 - 11.25

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(4)	Indicative Market Quotations	Broker Quote	0.16

Total	$1,255

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1,071	$1,071
Variation margin receivable on financial derivative instruments (2)	0	0	15	0	0	15

	$0	$0	$15	$0	$1,071	$1,086

Liabilities:
Written options outstanding	$0	$0	$0	$0	$230	$230

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$796	$796
Net realized gain on written options	0	0	0	0	84	84
Net realized gain on swaps	0	14	0	0	0	14

	$0	$14	$0	$0	$880	$894

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(4)	$(4)
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	30	0	(71)	(41)
Net change in unrealized appreciation on written options	0	0	0	0	70	70
Net change in unrealized (depreciation) on swaps	0	(10)	0	0	0	(10)

	$0	$(10)	$30	$0	$(5)	$15

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $30 as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(45)	$0	$(45)
CBK	(4)	0	(4)
DUB	(181)	277	96
GLM	171	0	171
GST	900	(890)	10

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sell-buyback financing transactions have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements

SEMIANNUAL REPORT	JUNE 30, 2012	17

Notes to Financial Statements (Cont.)

and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount

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of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

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Notes to Financial Statements (Cont.)

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

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(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of

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Notes to Financial Statements (Cont.)

potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the

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Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing

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Notes to Financial Statements (Cont.)

money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of

Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$66,751	$137,530	$(159,600)	$40	$(14)	$44,707	$30

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$80,703	$81,927	$2,473	$10,086

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	17	$219	65	$787
Administrative Class	884	11,990	1,823	21,712
Advisor Class	248	3,289	456	5,546
Issued as reinvestment of distributions
Institutional Class	2	33	9	104
Administrative Class	133	1,782	591	7,315
Advisor Class	7	93	21	265
Cost of shares redeemed
Institutional Class	(12)	(155)	(52)	(593)
Administrative Class	(1,285)	(17,198)	(2,310)	(27,662)
Advisor Class	(92)	(1,222)	(158)	(1,925)
Net increase (decrease) resulting from Portfolio share transactions	(98)	$(1,169)	445	$5,549

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 75% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$253,091	$12,791	$(970)	$11,821

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

28	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	GST	Goldman Sachs International
CBK	Citibank N.A.	GLM	Goldman Sachs Bank USA

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	BABs	Build America Bonds	LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	JUNE 30, 2012	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT45SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	53.5%
Short-Term Instruments	28.0%
U.S. Government Agencies	13.6%
Mortgage-Backed Securities	3.0%
Municipal Bonds & Notes	0.6%
Other	1.3%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	Class Inception (09/30/2009)
PIMCO Long-Term U.S. Government Portfolio Advisor Class	5.07%	30.56%	13.90%
Barclays Long-Term Treasury Index±	4.16%	32.26%	13.05%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.725% for Advisor Class shares.

± Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,050.70	$1,021.06
Expenses Paid During Period*	$3.90	$3.84
Net Annualized Expense Ratio	0.765%	0.765%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Below-benchmark duration (or sensitivity to changes in market interest rates) positioning detracted from performance as longer-dated U.S. Treasury yields fell over the reporting period.

»	An out-of-benchmark allocation to municipal bonds benefited performance as municipal bonds outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to long-term Agency securities benefited performance as they outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS outperformed like-duration U.S. Treasuries during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	09/30/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$13.38		$10.99	$10.44	$11.89
Net investment income (a)	0.18		0.30	0.35	0.10
Net realized/unrealized gain (loss)	0.49		2.68	0.85	(0.61)
Total income (loss) from investment operations	0.67		2.98	1.20	(0.51)
Dividends from net investment income	(0.14)		(0.31)	(0.41)	(0.10)
Distributions from net realized capital gains	0.00		(0.28)	(0.24)	(0.84)
Total distributions	(0.14)		(0.59)	(0.65)	(0.94)
Net asset value end of year or period	$13.91		$13.38	$10.99	$10.44
Total return	5.07%		27.71%	11.50%	(4.41)%
Net assets end of year or period (000s)	$10,266		$7,690	$2,815	$127
Ratio of expenses to average net assets	0.765	%*	0.725%	0.725%	0.725%*
Ratio of expenses to average net assets excluding interest expense	0.725	%*	0.725%	0.725%	0.725%*
Ratio of net investment income to average net assets	2.68	%*	2.52%	3.00%	3.65%*
Portfolio turnover rate	44	%**	556%**	344%**	523%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$190,848
Investments in Affiliates, at value	44,707
Repurchase agreements, at value	29,357
Deposits with counterparty	4
Receivable for investments sold	324
Receivable for Portfolio shares sold	39
Interest and dividends receivable	1,290
Dividends receivable from Affiliates	2
Variation margin receivable on financial derivative instruments	15
Other assets	33
266,619

Liabilities:
Payable for investments in Affiliates purchased	$2
Payable for reverse repurchase agreements	267
Payable for sale-buyback financing transactions	85,124
Deposits from counterparty	890
Payable for Portfolio shares redeemed	17
Written options outstanding	230
Accrued investment advisory fees	35
Accrued supervisory and administrative fees	38
Accrued distribution fees	2
Accrued servicing fees	21
86,626

Net Assets	$179,993

Net Assets Consist of:
Paid in capital	$145,059
Undistributed net investment income	452
Accumulated undistributed net realized gain	21,769
Net unrealized appreciation	12,713
$179,993

Net Assets:
Institutional Class	$2,879
Administrative Class	166,848
Advisor Class	10,266

Shares Issued and Outstanding:
Institutional Class	207
Administrative Class	11,994
Advisor Class	738

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.91
Administrative Class	13.91
Advisor Class	13.91

Cost of Investments	$178,308
Cost of Investments in Affiliates	$44,708
Cost of Repurchase Agreements	$29,357
Premiums Received on Written Options	$342

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$2,887
Dividends from Affiliate investments	30
Total Income	2,917

Expenses:
Investment advisory fees	190
Supervisory and administrative fees	211
Servicing fees – Administrative Class	119
Distribution and/or servicing fees – Advisor Class	11
Trustees’ fees	1
Interest expense	31
Total Expenses	563

Net Investment Income	2,354

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,427
Net realized gain on Affiliate investments	40
Net realized gain on futures contracts	796
Net realized gain on written options	84
Net realized gain on swaps	14
Net change in unrealized appreciation on investments	898
Net change in unrealized (depreciation) on Affiliate investments	(14)
Net change in unrealized (depreciation) on futures contracts	(41)
Net change in unrealized appreciation on written options	70
Net change in unrealized (depreciation) on swaps	(10)
Net Gain	6,264

Net Increase in Net Assets Resulting from Operations	$8,618

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$2,354	$4,058
Net realized gain	5,321	22,897
Net realized gain on Affiliate investments	40	5
Net change in unrealized appreciation	917	11,270
Net change in unrealized appreciation (depreciation) on Affiliate investments	(14)	13
Net increase resulting from operations	8,618	38,243

Distributions to Shareholders:
From net investment income
Institutional Class	(33)	(58)
Administrative Class	(1,782)	(3,932)
Advisor Class	(93)	(120)
From net realized capital gains
Institutional Class	0	(46)
Administrative Class	0	(3,383)
Advisor Class	0	(145)

Total Distributions	(1,908)	(7,684)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(1,169)	5,549

Total Increase in Net Assets	5,541	36,108

Net Assets:
Beginning of period	174,452	138,344
End of period*	$179,993	$174,452

*Including undistributed net investment income of:	$452	$6

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period Ended June 30, 2012
(Amounts in thousands)	PIMCO Long-Term U.S. Government Portfolio

Cash flows used for operating activities:

Net increase in net assets resulting from operations	$8,618

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(424,661)
Proceeds from sales of long-term securities	434,161
Purchases from short-term portfolio investments, net	(2,898)
Decrease in receivable for investments sold	43
Increase in interest and dividends receivable	(10)
Decrease in OTC swap premiums received (paid)	(13)
Decrease in payable for investments purchased	(91,620)
Decrease in accrued supervisory and administrative fees	(1)
Increase in accrued servicing fee	1
Decrease in variation margin payable on financial derivative instruments	(37)
Net change in unrealized appreciation on investments	(898)
Net change in unrealized (depreciation) on Affiliate investments	14
Net change in unrealized (depreciation) on futures contracts	41
Net change in unrealized appreciation on written options	(70)
Net change in unrealized (depreciation) on swaps	10
Net realized gain on investments	(4,551)
Net amortization on investments	(99)
Net cash used for operating activities	(81,970)

Cash flows received from financing activities:
Proceeds from shares sold	15,528
Payment on shares redeemed	(18,569)
Cash dividend paid*	0
Net borrowing of reverse repurchase agreements	267
Increase in payable for sale-buyback financing transactions	85,124
Decrease in payable to counterparty	(380)
Net cash received from financing activities	81,970

Net Increase (Decrease) in Cash	0

Cash and Foreign Currency:
Beginning of period	0
End of period	$0

* Reinvestment of dividends	$1,908

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$(31)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.2%
American International Group, Inc.
8.250% due 08/15/2018	$200	$242
U.S. Trade Funding Corp.
4.260% due 11/15/2014	177	185

		427

INDUSTRIALS 0.5%
Vessel Management Services, Inc.
3.432% due 08/15/2036	784	796

Total Corporate Bonds & Notes (Cost $1,161)		1,223

MUNICIPAL BONDS & NOTES 0.9%

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	376

IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	357

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	442

OHIO 0.1%
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	236

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	43

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	214

Total Municipal Bonds & Notes (Cost $1,392)		1,668

U.S. GOVERNMENT AGENCIES 20.1%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	2,032
0.305% due 07/25/2037	49	47
0.700% due 08/25/2021	8	8
0.850% due 08/25/2022	3	3
1.145% due 04/25/2032	12	12
2.559% due 01/01/2033	13	14
4.250% due 05/25/2037	62	69
4.375% due 03/15/2013	1,600	1,646
4.500% due 06/25/2019	200	218
5.000% due 04/25/2032 - 08/25/2033	318	375
5.500% due 12/25/2035	110	134
6.000% due 01/25/2036	634	802
6.080% due 09/01/2028	64	88
6.500% due 07/25/2031	357	410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Farm Credit Bank
5.050% due 03/28/2019	$400	$496
5.150% due 03/25/2020	250	308
5.160% due 03/14/2022	2,400	2,999
Federal Housing Administration
6.896% due 07/01/2020	192	188
Financing Corp.
0.000% due 09/26/2019	1,500	1,330
10.700% due 10/06/2017	650	958
Freddie Mac
0.000% due 03/15/2031	1,200	629
0.642% due 01/15/2033	28	28
0.950% due 02/15/2027	7	7
1.250% due 02/15/2021	11	11
1.315% due 10/25/2044	65	65
4.000% due 06/15/2032	344	371
5.400% due 03/17/2021	1,000	1,165
5.500% due 08/15/2030 - 02/15/2034	786	899
5.625% due 11/23/2035	600	681
6.750% due 03/15/2031	200	308
7.000% due 07/15/2023 - 12/01/2031	29	34
8.250% due 06/01/2016	350	432
Ginnie Mae
2.000% due 08/20/2030	7	7
5.500% due 01/20/2036	708	879
6.000% due 08/20/2033	1,688	2,023
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,973
5.500% due 04/26/2024	400	527
Overseas Private Investment Corp.
4.736% due 03/15/2022	307	361
Private Export Funding Corp.
5.000% due 12/15/2016	500	587
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 04/15/2030	10,619	7,114
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,830
Small Business Administration
5.240% due 08/01/2023	395	440
5.290% due 12/01/2027	350	400
Tennessee Valley Authority
4.625% due 09/15/2060	400	489
4.875% due 01/15/2048	800	1,009
5.880% due 04/01/2036	200	280
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	456

Total U.S. Government Agencies (Cost $30,232)		36,142

U.S. TREASURY OBLIGATIONS 78.7%
U.S. Treasury Bonds
3.125% due 11/15/2041	5,500	5,924
3.500% due 02/15/2039	7,900	9,154
3.750% due 08/15/2041	1,900	2,295
4.250% due 11/15/2040 (e)(f)	18,950	24,833
4.375% due 11/15/2039 (f)	27,600	36,820
4.375% due 05/15/2041	12,100	16,188
4.500% due 05/15/2038	300	407
4.500% due 08/15/2039	3,200	4,349
4.625% due 02/15/2040	200	277
5.375% due 02/15/2031	2,300	3,355
5.500% due 08/15/2028	1,500	2,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 08/15/2023	$9,100	$13,229
6.250% due 05/15/2030	1,300	2,054
7.125% due 02/15/2023	200	306
U.S. Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	183	242
2.375% due 01/15/2027	342	461
2.500% due 01/15/2029	214	298
3.875% due 04/15/2029	140	227
U.S. Treasury Notes
4.250% due 08/15/2013 (d)	3,700	3,865
U.S. Treasury Strips
0.000% due 02/15/2030	500	316
0.000% due 05/15/2031	200	121
0.000% due 05/15/2032	100	58
0.000% due 11/15/2032	3,300	1,893
0.000% due 02/15/2033	1,700	966
0.000% due 05/15/2033	700	394
0.000% due 11/15/2033	3,000	1,661
0.000% due 05/15/2034	1,600	870
0.000% due 05/15/2037	900	441
0.000% due 11/15/2039	3,400	1,557
0.000% due 05/15/2040	1,250	562
0.000% due 08/15/2040	6,400	2,845
0.000% due 02/15/2042	8,400	3,549

Total U.S. Treasury Obligations (Cost $134,871)		141,678

MORTGAGE-BACKED SECURITIES 4.4%
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	906
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	219	215
2.634% due 04/25/2033	135	131
2.842% due 04/25/2033	18	18
2.922% due 01/25/2034	22	22
2.956% due 02/25/2034	42	39
3.189% due 10/25/2035	450	452
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035	500	413
Countrywide Alternative Loan Trust
0.455% due 05/25/2035	94	54
5.500% due 10/25/2033	1,609	1,629
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035	182	95
0.585% due 06/25/2035	1,200	1,026
Credit Suisse First Boston Mortgage Securities Corp.
2.623% due 07/25/2033	40	38
2.791% due 11/25/2032	9	9
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	38	35
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	132	125
GMAC Mortgage Corp. Loan Trust
3.260% due 06/25/2034	52	47
GS Mortgage Securities Corp.
1.103% due 03/06/2020	131	130
Harborview Mortgage Loan Trust
0.373% due 04/19/2038	93	58
0.463% due 05/19/2035	74	47
3.093% due 07/19/2035	76	63
Impac CMB Trust
4.933% due 09/25/2034	342	336
JPMorgan Mortgage Trust
2.852% due 07/25/2035	383	375
MASTR Asset Securitization Trust
5.500% due 09/25/2033	121	127

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc.
0.645% due 01/25/2033	$10	$9
0.645% due 03/25/2033	30	27
6.000% due 06/25/2036	138	91
Residential Funding Mortgage Securities, Inc.
6.500% due 03/25/2032	16	16
Sequoia Mortgage Trust
0.594% due 07/20/2033	188	167
Structured Adjustable Rate Mortgage Loan Trust
0.465% due 05/25/2037	199	123
Structured Asset Mortgage Investments, Inc.
0.903% due 09/19/2032	165	149
1.083% due 10/19/2033	51	40
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	34	33
5.572% due 10/15/2048	300	334
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	64	52
1.158% due 08/25/2046	438	282
1.547% due 08/25/2042	5	4
2.640% due 10/25/2046	116	87
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	1	1
2.207% due 02/25/2033	2	2
2.495% due 05/25/2033	7	6
2.502% due 02/25/2033	3	2

Total Mortgage-Backed Securities (Cost $8,332)		7,815

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
1.245% due 11/25/2042	83	72
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	70

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
0.685% due 08/25/2033	$8	$7
0.745% due 12/25/2033	38	33
SLM Student Loan Trust
0.576% due 04/25/2017	13	13
1.966% due 04/25/2023	1,002	1,035
Specialty Underwriting & Residential Finance
0.925% due 01/25/2034	12	9
Structured Asset Securities Corp.
0.825% due 01/25/2033	14	12

Total Asset-Backed Securities (Cost $1,241)		1,251

SHORT-TERM INSTRUMENTS 41.1%

REPURCHASE AGREEMENTS 16.3%
Barclays Capital, Inc.
0.160% due 07/02/2012	4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400.)

Citigroup Global Markets, Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $5,618. Repurchase proceeds are $5,500)
0.220% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	5,400	5,400
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.375% due 10/31/2014 valued at $5,530. Repurchase proceeds are $5,400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	$8,000	$8,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2014 valued at $8,169. Repurchase proceeds are $8,000.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	557	557
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $571. Repurchase proceeds are $557.)

		29,357

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.8%
PIMCO Short-Term Floating NAV Portfolio	4,461,791	44,707

Total Short-Term Instruments (Cost $74,065)		74,064

PURCHASED OPTIONS (g) 0.6%
(Cost $1,079)		1,071

Total Investments 147.2% (Cost $252,373)		$264,912

Written Options (h) (0.1%) (Premiums $342)		(230)

Other Assets and Liabilities (Net) (47.1%)		(84,689)

Net Assets 100.0%		$179,993

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $35,646 at a weighted average interest rate of 0.181%.
(d)	Securities with an aggregate market value of $277 have been pledged as collateral as of June 30, 2012 for swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	On June 30, 2012, securities valued at $262 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.270%	06/22/2012	08/22/2012	$267	$(267)

(f)	Securities with an aggregate market value of $145 and cash of $4 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Volatility S&P 500 Index September Futures	Short	09/2012	14	$30

(g)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	2,000	$5	$0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

Straddle Options
Description	Counterparty	Exercise Level (1)	Expiration Date	Notional Amount		Cost (1)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	$	2,200	$187	$171
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GST	0.000%	09/19/2012		8,000	887	900

						$1,074	$1,071

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	2,000	$11	$0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		2,000	14	(33)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,000	48	(12)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		7,900	55	(129)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		7,900	179	(49)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		1,400	13	(3)

								$320	$(226)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$22	$(4)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	136	$23,500	$154
Sales	14	21,200	317
Closing Buys	(150)	(19,100)	(129)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$25,600	$342

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$427	$0	$427
Industrials	0	796	0	796
Municipal Bonds & Notes
Connecticut	0	376	0	376
Iowa	0	357	0	357
New York	0	442	0	442
Ohio	0	236	0	236
Puerto Rico	0	43	0	43
Washington	0	214	0	214
U.S. Government Agencies	0	35,954	188	36,142
U.S. Treasury Obligations	0	141,678	0	141,678
Mortgage-Backed Securities	0	7,815	0	7,815
Asset-Backed Securities	0	1,251	0	1,251

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Instruments
Repurchase Agreements	$0	$29,357	$0	$29,357
PIMCO Short-Term Floating NAV Portfolio	44,707	0	0	44,707
Purchased Options
Interest Rate Contracts	0	0	1,071	1,071
	$44,707	$218,946	$1,259	$264,912

Financial Derivative Instruments (2) - Assets
Equity Contracts	$30	$0	$0	$30

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$(226)	$(4)	$(230)

Totals	$44,737	$218,720	$1,255	$264,712

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$808	$0	$(16)	$0	$0	$4	$0	$(796)	$0	$0
U.S. Government Agencies	221	0	(31)	0	0	(2)	0	0	188	(2)
Purchased Options
Interest Rate Contracts	0	1,074	0	0	0	(3)	0	0	1,071	(3)

	$1,029	$1,074	$(47)	$0	$0	$(1)	$0	$(796)	$1,259	$(5)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$6	$0	$0	$(4)	$6

Totals	$1,019	$1,074	$(47)	$0	$0	$5	$0	$(796)	$1,255	$1

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$188	Benchmark Pricing	Base Price	103.22
Purchased Options
Interest Rate Contracts	1,071	Indicative Market Quotations	Broker Quote	7.79 - 11.25

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(4)	Indicative Market Quotations	Broker Quote	0.16

Total	$1,255

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$1,071	$1,071
Variation margin receivable on financial derivative instruments (2)	0	0	15	0	0	15

	$0	$0	$15	$0	$1,071	$1,086

Liabilities:
Written options outstanding	$0	$0	$0	$0	$230	$230

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$796	$796
Net realized gain on written options	0	0	0	0	84	84
Net realized gain on swaps	0	14	0	0	0	14

	$0	$14	$0	$0	$880	$894

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(4)	$(4)
Net change in unrealized appreciation (depreciation) on futures contracts	0	0	30	0	(71)	(41)
Net change in unrealized appreciation on written options	0	0	0	0	70	70
Net change in unrealized (depreciation) on swaps	0	(10)	0	0	0	(10)

	$0	$(10)	$30	$0	$(5)	$15

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $30 as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(45)	$0	$(45)
CBK	(4)	0	(4)
DUB	(181)	277	96
GLM	171	0	171
GST	900	(890)	10

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements and sell-buyback financing transactions have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements

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Notes to Financial Statements (Cont.)

and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established

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guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount

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of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

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Notes to Financial Statements (Cont.)

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

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(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of

Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$66,751	$137,530	$(159,600)	$40	$(14)	$44,707	$30

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$80,703	$81,927	$2,473	$10,086

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	17	$219	65	$787
Administrative Class	884	11,990	1,823	21,712
Advisor Class	248	3,289	456	5,546
Issued as reinvestment of distributions
Institutional Class	2	33	9	104
Administrative Class	133	1,782	591	7,315
Advisor Class	7	93	21	265
Cost of shares redeemed
Institutional Class	(12)	(155)	(52)	(593)
Administrative Class	(1,285)	(17,198)	(2,310)	(27,662)
Advisor Class	(92)	(1,222)	(158)	(1,925)
Net increase (decrease) resulting from Portfolio share transactions	(98)	$(1,169)	445	$5,549

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 75% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$253,091	$12,791	$(970)	$11,821

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

28	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	GST	Goldman Sachs International
CBK	Citibank N.A.	GLM	Goldman Sachs Bank USA

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	BABs	Build America Bonds	LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	JUNE 30, 2012	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT43SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Low Duration Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	37.8%
Short-Term Instruments	19.1%
U.S. Treasury Obligations	16.8%
Corporate Bonds & Notes	15.2%
Mortgage-Backed Securities	4.3%
Other	6.8%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (02/16/1999)
PIMCO Low Duration Portfolio Administrative Class	3.02%	2.29%	5.52%	4.18%	4.69%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.11%	0.79%	3.28%	3.02%	3.89%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/1999.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,030.20	$1,021.63
Expenses Paid During Period*	$3.28	$3.27
Net Annualized Expense Ratio	0.65%	0.65%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasuries during the reporting period.

»	Allocations to investment-grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the high yield sector added to returns as high yield securities outpaced like-duration U.S. Treasuries during the reporting period.

»	Currency strategies designed to benefit from a depreciation of the euro, during the first half of the reporting period, detracted from performance as the euro appreciated versus the U.S. dollar.

»	Exposure to emerging market securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) added to returns as five-year U.S. Treasury yields fell during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$10.38		$10.44	$10.11	$9.68	$10.30	$10.06
Net investment income (a)	0.08		0.14	0.14	0.31	0.41	0.48
Net realized/unrealized gain (loss)	0.23		(0.02)	0.39	0.95	(0.46)	0.24
Total income (loss) from investment operations	0.31		0.12	0.53	1.26	(0.05)	0.72
Dividends from net investment income	(0.11)		(0.18)	(0.17)	(0.36)	(0.41)	(0.48)
Distributions from net realized capital gains	0.00		0.00	(0.03)	(0.47)	(0.16)	0.00
Total distributions	(0.11)		(0.18)	(0.20)	(0.83)	(0.57)	(0.48)
Net asset value end of year or period	$10.58		$10.38	$10.44	$10.11	$9.68	$10.30
Total return	3.02%		1.11%	5.29%	13.32%	(0.42)%	7.36%
Net assets end of year or period (000s)	$1,343,142		$1,326,770	$1,238,086	$890,238	$1,143,209	$1,412,835
Ratio of expenses to average net assets	0.65	%*	0.65%	0.65%	0.67%	0.70%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.47	%*	1.37%	1.33%	3.07%	4.00%	4.72%
Portfolio turnover rate	398	%**	456%**	351%**	662%	293%	72%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$2,538,143
Investments in Affiliates, at value	177,893
Repurchase agreements, at value	2,428
Deposits with counterparty	98
Foreign currency, at value	1,520
Receivable for investments sold	327,236
Receivable for Portfolio shares sold	860
Interest and dividends receivable	6,801
Dividends receivable from Affiliates	63
OTC swap premiums paid	5,201
Unrealized appreciation on foreign currency contracts	3,581
Unrealized appreciation on OTC swap agreements	2,451
3,066,275

Liabilities:
Payable for investments purchased	$1,154,869
Payable for investments in Affiliates purchased	39
Payable for short sales	2,150
Deposits from counterparty	4,702
Payable for Portfolio shares redeemed	4,695
Overdraft due to custodian	10
Written options outstanding	670
Accrued investment advisory fees	397
Accrued supervisory and administrative fees	397
Accrued distribution fees	102
Accrued servicing fees	170
Variation margin payable on financial derivative instruments	177
OTC swap premiums received	4,313
Unrealized depreciation on foreign currency contracts	7,367
Unrealized depreciation on OTC swap agreements	3,229
1,183,287

Net Assets	$1,882,988

Net Assets Consist of:
Paid in capital	$1,882,351
Undistributed net investment income	3,790
Accumulated undistributed net realized (loss)	(10,579)
Net unrealized appreciation	7,426
$1,882,988

Net Assets:
Institutional Class	$54,194
Administrative Class	1,343,142
Advisor Class	485,652

Shares Issued and Outstanding:
Institutional Class	5,120
Administrative Class	126,897
Advisor Class	45,883

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.58
Administrative Class	10.58
Advisor Class	10.58

Cost of Investments	$2,527,742
Cost of Investments in Affiliates	$177,902
Cost of Repurchase Agreements	$2,428
Cost of Foreign Currency Held	$1,521
Proceeds Received on Short Sales	$2,148
Premiums Received on Written Options	$1,706

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$18,367
Dividends	433
Dividends from Affiliate investments	366
Total Income	19,166

Expenses:
Investment advisory fees	2,252
Supervisory and administrative fees	2,252
Servicing fees – Administrative Class	985
Distribution and/or servicing fees – Advisor Class	549
Trustees’ fees	11
Interest expense	9
Miscellaneous expense	1
Total Expenses	6,059

Net Investment Income	13,107

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,787
Net realized gain on Affiliate investments	208
Net realized gain on futures contracts	2,141
Net realized gain on written options	1,799
Net realized gain on swaps	6,965
Net realized gain on foreign currency transactions	9,139
Net change in unrealized appreciation on investments	20,367
Net change in unrealized (depreciation) on Affiliate investments	(66)
Net change in unrealized appreciation on futures contracts	203
Net change in unrealized (depreciation) on written options	(1,715)
Net change in unrealized appreciation on swaps	2,520
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(7,328)
Net Gain	41,020

Net Increase in Net Assets Resulting from Operations	$54,127

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$13,107	$23,478
Net realized gain	26,831	6,708
Net realized gain (loss) on Affiliate investments	208	(199)
Net change in unrealized appreciation (depreciation)	14,047	(12,817)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(66)	130
Net increase resulting from operations	54,127	17,300

Distributions to Shareholders:
From net investment income
Institutional Class	(702)	(1,163)
Administrative Class	(14,103)	(22,065)
Advisor Class	(4,455)	(5,563)

Total Distributions	(19,260)	(28,791)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	69,450	217,564

Total Increase in Net Assets	104,317	206,073

Net Assets:
Beginning of period	1,778,671	1,572,598
End of period*	$1,882,988	$1,778,671

*Including undistributed net investment income of:	$3,790	$9,943

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Charter Communications, Inc.
3.500% due 09/06/2016		$461	$458
HCA, Inc.
2.495% due 11/17/2013		2,200	2,191

Total Bank Loan Obligations (Cost $2,638)			2,649

CORPORATE BONDS & NOTES 21.9%

BANKING & FINANCE 13.6%
Ally Financial, Inc.
2.667% due 12/01/2014		1,000	960
3.667% due 02/11/2014		1,000	998
3.868% due 06/20/2014		1,200	1,195
4.500% due 02/11/2014		1,200	1,220
ANZ National International Ltd.
6.200% due 07/19/2013		1,000	1,049
Australia & New Zealand Banking Group Ltd.
1.316% due 05/08/2013		4,200	4,209
Banco Bradesco S.A.
2.566% due 05/16/2014		7,100	7,094
Banco do Brasil S.A.
4.500% due 01/22/2015		600	638
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,664
Banco Santander Chile
2.875% due 11/13/2012		4,500	4,511
3.750% due 09/22/2015		2,900	2,915
Bank of America Corp.
6.000% due 09/01/2017		1,250	1,351
7.375% due 05/15/2014		1,500	1,614
Bank of Montreal
1.950% due 01/30/2018		6,300	6,494
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		1,400	1,479
Bank One Corp.
5.250% due 01/30/2013		848	869
Banque PSA Finance S.A.
2.361% due 04/04/2014		2,500	2,433
Bear Stearns Cos. LLC
6.250% due 12/07/2012	AUD	1,300	1,339
BNP Paribas S.A.
0.869% due 04/08/2013		$5,200	5,156
BPCE S.A.
2.375% due 10/04/2013		400	394
BRFkredit A/S
0.717% due 04/15/2013		4,200	4,201
Caledonia Generating LLC
1.950% due 02/28/2022 (a)		2,100	2,100
Citigroup, Inc.
1.317% due 02/15/2013		2,500	2,500
1.919% due 01/13/2014		2,600	2,590
5.500% due 04/11/2013		7,100	7,302
5.625% due 08/27/2012		3,800	3,823
Credit Agricole S.A.
1.916% due 01/21/2014		5,200	5,054
DanFin Funding Ltd.
1.167% due 07/16/2013		9,700	9,737
Dexia Credit Local S.A.
0.867% due 03/05/2013		9,100	8,830
0.946% due 04/29/2014		4,200	3,943

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eksportfinans ASA
2.000% due 09/15/2015		$400	$358
2.375% due 05/25/2016		2,500	2,225
5.500% due 06/26/2017		1,200	1,167
Export-Import Bank of Korea
2.268% due 03/21/2015		8,400	8,388
FCE Bank PLC
7.125% due 01/15/2013	EUR	4,800	6,272
FIH Erhvervsbank A/S
0.838% due 06/13/2013		$15,700	15,707
First Horizon National Corp.
5.375% due 12/15/2015		900	951
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		3,600	3,632
7.000% due 10/01/2013		1,350	1,444
7.000% due 04/15/2015		900	1,002
8.000% due 06/01/2014		100	111
8.700% due 10/01/2014		400	456
Golden West Financial Corp.
4.750% due 10/01/2012		600	606
Goldman Sachs Group, Inc.
1.070% due 01/30/2017	EUR	7,900	8,884
3.300% due 05/03/2015		$400	400
5.250% due 07/27/2021		6,100	6,212
6.125% due 02/14/2017	GBP	200	333
HSBC USA, Inc.
2.375% due 02/13/2015		$800	810
Industrial Bank of Korea
3.750% due 09/29/2016		2,200	2,299
ING Bank NV
1.518% due 03/15/2013		6,000	6,003
1.868% due 06/09/2014		1,500	1,481
3.900% due 03/19/2014		1,100	1,155
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,150
6.500% due 09/01/2014		11,200	11,872
6.625% due 11/15/2013		1,805	1,873
Intesa Sanpaolo SpA
2.867% due 02/24/2014		2,300	2,161
JPMorgan Chase & Co.
3.150% due 07/05/2016		3,000	3,089
KFW
3.875% due 01/21/2019	EUR	600	872
4.375% due 07/04/2018		1,200	1,778
Lloyds TSB Bank PLC
2.816% due 01/24/2014		$3,400	3,420
Merrill Lynch & Co., Inc.
1.228% due 09/15/2026		900	644
5.571% due 10/04/2012		7,800	7,840
6.500% due 07/15/2018		100	108
National Australia Bank Ltd.
1.189% due 04/11/2014		9,000	9,009
National Bank of Canada
1.500% due 06/26/2015		3,300	3,313
Nationwide Building Society
2.500% due 08/17/2012		1,200	1,203
PNC Preferred Funding Trust
2.118% due 03/15/2017 (d)		1,100	829
Prudential Covered Trust
2.997% due 09/30/2015		3,300	3,355
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,521
5.000% due 07/21/2020		5,000	5,625
Rabobank Group
4.200% due 05/13/2014		2,000	2,091

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
1.247% due 10/14/2016		$200	$157
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		600	628
SLM Corp.
0.992% due 06/17/2013	EUR	1,100	1,357
Tayarra Ltd.
3.628% due 02/15/2022		$1,938	2,094
UBS AG
1.466% due 01/28/2014		1,000	995
Wachovia Corp.
0.837% due 10/15/2016		3,400	3,235
Waha Aerospace BV
3.925% due 07/28/2020		4,760	4,972
Westpac Banking Corp.
2.250% due 11/19/2012		6,900	6,947

			256,696

INDUSTRIALS 6.1%
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		6,400	6,455
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,255
Caterpillar, Inc.
0.637% due 05/21/2013		6,000	6,021
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	6,431
COX Communications, Inc.
4.625% due 06/01/2013		1,675	1,734
7.125% due 10/01/2012		8,000	8,120
Daimler Finance North America LLC
1.668% due 09/13/2013		1,600	1,610
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	9,259
Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,300
EOG Resources, Inc.
1.216% due 02/03/2014		6,600	6,658
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,768
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		200	210
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,675
Hewlett-Packard Co.
0.747% due 05/24/2013		3,800	3,793
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,161
Kraft Foods, Inc.
1.344% due 07/10/2013		9,400	9,437
2.625% due 05/08/2013		8,100	8,222
Noble Group Ltd.
6.750% due 01/29/2020		5,000	4,850
Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,252
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	168
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		$6,000	6,119
Time Warner Cable, Inc.
6.200% due 07/01/2013		3,000	3,153
Volkswagen International Finance NV
0.911% due 10/01/2012		5,500	5,504
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	506

			113,661

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	$4,800	$5,087
BellSouth Corp.
4.020% due 04/26/2021	5,600	5,743
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	700	818
Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,089
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	2,500	2,637
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,850	6,574
10.500% due 03/25/2014	2,000	2,247
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013	4,000	4,167
Qtel International Finance Ltd.
3.375% due 10/14/2016	2,300	2,396
Qwest Corp.
3.718% due 06/15/2013	8,800	8,810
TNK-BP Finance S.A.
7.500% due 07/18/2016	400	447

		42,015

Total Corporate Bonds & Notes (Cost $410,726)		412,372

MUNICIPAL BONDS & NOTES 0.2%

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	3,300	3,303

Total Municipal Bonds & Notes (Cost $3,300)		3,303

U.S. GOVERNMENT AGENCIES 54.6%
Fannie Mae
0.305% due 12/25/2036 - 07/25/2037	1,094	1,059
0.555% due 04/25/2037	781	782
0.595% due 07/25/2037 - 03/25/2044	4,224	4,224
0.645% due 05/25/2031 - 11/25/2032	401	401
0.750% due 12/25/2022	113	114
0.985% due 03/25/2040	6,296	6,361
1.050% due 04/25/2023	128	130
1.100% due 02/25/2023	7	7
1.125% due 04/27/2017	3,800	3,842
1.150% due 05/25/2022 - 06/17/2027	72	73
1.250% due 01/30/2017	7,000	7,121
1.353% due 07/01/2042 - 06/01/2043	537	542
1.403% due 09/01/2041	345	353
1.553% due 09/01/2040	3	3
2.053% due 11/01/2035	90	94
2.283% due 09/01/2035	516	548
2.485% due 07/01/2035	140	149
2.500% due 07/01/2027	6,000	6,188
3.000% due 07/01/2027 - 06/01/2042	36,900	38,638
3.500% due 08/01/2042	12,000	12,585
4.000% due 03/01/2023 - 08/01/2042	381,937	406,557
4.500% due 04/01/2013 - 08/01/2042	160,350	172,186

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.506% due 12/01/2036	$38	$40
4.636% due 09/01/2034	28	30
5.000% due 02/13/2017 - 08/01/2042	134,944	146,334
5.250% due 09/15/2016	100	118
5.375% due 06/12/2017	1,400	1,699
5.500% due 07/01/2028 - 08/01/2042	46,010	50,235
6.000% due 03/01/2017 - 01/01/2039	36,944	40,778
6.244% due 12/25/2042	13	15
6.500% due 04/01/2036 - 11/01/2036	446	507
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	4,200	4,370
Federal Housing Administration
7.430% due 10/01/2020	5	5
Freddie Mac
0.285% due 12/25/2036	1,537	1,529
0.392% due 07/15/2019 - 08/15/2019	2,247	2,246
0.505% due 08/25/2031	210	205
0.542% due 05/15/2036	596	597
0.592% due 12/15/2030	34	34
0.642% due 06/15/2018	51	51
1.000% due 03/08/2017	16,600	16,717
1.353% due 02/25/2045	425	412
2.521% due 09/01/2035	597	634
2.589% due 07/01/2035	275	294
4.500% due 05/01/2039 - 08/01/2042	84,298	90,114
5.000% due 05/01/2024 - 12/01/2041	2,696	2,921
5.500% due 08/23/2017 - 07/01/2038	2,479	2,726
6.000% due 09/01/2016 - 07/01/2042	1,031	1,131
6.500% due 07/25/2043	88	101
Ginnie Mae
6.000% due 09/15/2017	1,598	1,709
Small Business Administration
5.600% due 09/01/2028	706	816

Total U.S. Government Agencies (Cost $1,022,486)		1,028,325

U.S. TREASURY OBLIGATIONS 24.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)(h)(i)	115,808	120,676
0.625% due 07/15/2021	6,125	6,834
U.S. Treasury Notes
0.625% due 05/31/2017	11,700	11,653
0.750% due 06/30/2017 (a)	67,900	68,012
0.875% due 12/31/2016	15,600	15,749
0.875% due 01/31/2017	82,700	83,462
0.875% due 02/28/2017	44,300	44,708
0.875% due 04/30/2017	39,100	39,424
1.000% due 03/31/2017	63,300	64,210
1.375% due 11/30/2018	800	819

Total U.S. Treasury Obligations (Cost $453,724)		455,547

MORTGAGE-BACKED SECURITIES 6.2%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035	1,373	1,118
American Home Mortgage Investment Trust
2.569% due 10/25/2034	561	514
2.736% due 02/25/2045	244	212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Corp.
0.525% due 07/25/2037		$1,847	$1,322
5.700% due 01/20/2047		800	489
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		749	710
Banc of America Mortgage Securities, Inc.
2.839% due 08/25/2034		4,623	4,179
2.973% due 07/25/2034		1,386	1,256
3.120% due 05/25/2033		775	712
6.500% due 10/25/2031		14	15
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049		660	686
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		3,257	3,035
2.634% due 04/25/2033		8	7
2.805% due 08/25/2035		568	385
2.814% due 01/25/2035		364	326
2.897% due 02/25/2033		2	2
2.922% due 01/25/2034		37	37
3.078% due 03/25/2035		3,213	3,173
3.096% due 07/25/2034		546	437
5.584% due 04/25/2033		13	13
Bear Stearns Alt-A Trust
0.405% due 02/25/2034		709	583
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	432
5.471% due 01/12/2045		1,200	1,382
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		749	420
2.846% due 01/26/2036		1,388	827
CC Mortgage Funding Corp.
0.525% due 01/25/2035		113	90
Citigroup Mortgage Loan Trust, Inc.
2.600% due 05/25/2035		310	287
2.644% due 08/25/2035		1,373	669
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,600	4,066
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		769	438
6.000% due 10/25/2033		23	22
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036		703	451
2.620% due 11/25/2034		1,034	856
2.647% due 11/20/2034		2,097	1,722
2.709% due 02/20/2035		1,754	1,442
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		2	1
3.936% due 05/15/2038		5,807	5,896
Credit Suisse Mortgage Capital Certificates
5.448% due 01/15/2049		1,365	1,381
5.851% due 03/15/2039		400	441
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035		1,500	1,454
Epic Opera PLC
1.263% due 07/28/2016	GBP	979	1,449
First Horizon Alternative Mortgage Securities
2.560% due 09/25/2034		$2,095	1,847
First Horizon Asset Securities, Inc.
2.625% due 02/25/2035		3,121	2,891
2.658% due 08/25/2035		604	498
GMAC Mortgage Corp. Loan Trust
2.947% due 11/19/2035		341	274
Granite Master Issuer PLC
0.344% due 12/20/2054		848	816
0.384% due 12/20/2054		5,457	5,251
0.951% due 12/20/2054	GBP	885	1,324

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Mortgages PLC
1.121% due 01/20/2044	EUR	158	$194
1.298% due 09/20/2044	GBP	993	1,503
1.393% due 01/20/2044		137	207
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$14	14
0.325% due 01/25/2047 ^		4	4
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		1,946	1,726
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	216
5.444% due 03/10/2039		1,900	2,116
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,573	1,564
GSR Mortgage Loan Trust
2.651% due 09/25/2035		1,467	1,434
2.792% due 09/25/2034		254	204
Harborview Mortgage Loan Trust
0.463% due 05/19/2035		167	105
3.091% due 07/19/2035		907	655
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	1,200	1,526
Impac CMB Trust
1.245% due 07/25/2033		$258	232
Indymac Index Mortgage Loan Trust
2.668% due 12/25/2034		459	355
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	675
5.882% due 02/15/2051		1,300	1,484
JPMorgan Mortgage Trust
5.005% due 02/25/2035		267	268
5.750% due 01/25/2036		64	59
LB-UBS Commercial Mortgage Trust
5.713% due 09/15/2045		1,400	1,483
MASTR Asset Securitization Trust
5.500% due 09/25/2033		22	23
Mellon Residential Funding Corp.
0.722% due 06/15/2030		206	197
Merrill Lynch Floating Trust
0.779% due 07/09/2021		15,028	14,733
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		517	380
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,951
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		426	346
1.239% due 10/25/2035		241	210
2.192% due 01/25/2029		29	28
4.250% due 10/25/2035		993	893
Morgan Stanley Capital, Inc.
5.809% due 12/12/2049		300	349
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045		700	797
Opera Finance PLC
1.243% due 04/25/2017	GBP	4,785	6,943
Opteum Mortgage Acceptance Corp.
0.525% due 12/25/2035		$1,169	833
Prime Mortgage Trust
0.645% due 02/25/2019		2	2
0.645% due 02/25/2034		20	18
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035		1,410	986
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		50	53
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		378	223
2.740% due 02/25/2034		535	521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.742% due 08/25/2035		$408	$326
2.756% due 08/25/2034		739	683
Structured Asset Mortgage Investments, Inc.
0.525% due 02/25/2036		234	128
0.903% due 09/19/2032		8	7
Structured Asset Securities Corp.
2.797% due 10/28/2035		386	307
UBS Commercial Mortgage Trust
1.138% due 07/15/2024		758	731
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		2,792	2,601
0.332% due 09/15/2021		4,170	4,041
5.421% due 04/15/2047		1,150	1,191
WaMu Mortgage Pass-Through Certificates
0.515% due 12/25/2045		201	160
0.585% due 01/25/2045		1,493	1,177
0.898% due 01/25/2047		484	323
1.347% due 11/25/2042		83	72
1.349% due 05/25/2041		42	39
1.547% due 06/25/2042		49	40
1.547% due 08/25/2042		210	170
2.390% due 02/27/2034		35	35
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 12/25/2034		643	636
2.610% due 01/25/2035		880	838
2.614% due 03/25/2035		656	632
2.622% due 03/25/2036		716	636
4.913% due 09/25/2035		160	158

Total Mortgage-Backed Securities (Cost $120,148)			117,279

ASSET-BACKED SECURITIES 4.3%
ACE Securities Corp.
0.305% due 10/25/2036		133	37
AMMC CDO
0.703% due 08/08/2017		3,128	3,042
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		13	10
Asset-Backed Securities Corp. Home Equity
0.520% due 09/25/2034		286	251
1.892% due 03/15/2032		176	142
Atrium CDO Corp.
0.896% due 06/27/2015		2,367	2,341
Babson CLO Ltd.
0.787% due 11/15/2016		1,461	1,445
0.838% due 06/15/2016		235	233
Bear Stearns Asset-Backed Securities Trust
1.245% due 10/25/2037		3,133	1,986
Cougar CLO PLC
1.777% due 07/15/2020	EUR	11,514	13,854
Countrywide Asset-Backed Certificates
0.505% due 05/25/2036		$1,479	1,423
0.725% due 12/25/2031		39	21
0.945% due 12/25/2033		2,432	1,962
1.045% due 03/25/2033		1,920	1,532
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		9	7
Dryden Leveraged Loan CDO
0.717% due 05/22/2017		2,710	2,646
Educational Services of America, Inc.
1.395% due 09/25/2040		4,230	4,264
Equity One ABS, Inc.
0.805% due 11/25/2032		10	8
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036		17	5
Gulf Stream Compass CLO Ltd.
0.726% due 01/24/2020		14,251	13,853

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Home Equity Loan Trust
0.534% due 01/20/2034		$1,391	$1,278
Leopard CLO BV
1.283% due 04/21/2020	EUR	939	1,142
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		$34	28
Merrill Lynch Mortgage Investors, Inc.
0.445% due 08/25/2036		1,400	1,270
Morgan Stanley Investment Management Croton Ltd.
0.727% due 01/15/2018		1,603	1,557
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		2,391	2,429
Renaissance Home Equity Loan Trust
0.745% due 12/25/2033		5,774	4,926
SLC Student Loan Trust
4.750% due 06/15/2033		2,396	2,303
SLM Student Loan Trust
0.546% due 10/25/2021		1,583	1,578
0.981% due 10/25/2023	EUR	5,500	6,513
1.342% due 12/15/2021		$1,817	1,821
1.892% due 12/15/2017		1,952	1,957
3.500% due 08/17/2043		3,321	3,267
South Carolina Student Loan Corp.
1.217% due 03/02/2020		2,000	1,996
Structured Asset Investment Loan Trust
0.605% due 10/25/2035		738	607

Total Asset-Backed Securities (Cost $83,572)			81,734

SOVEREIGN ISSUES 4.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	127	65
10.000% due 01/01/2017		5,367	2,744
Hydro Quebec
2.000% due 06/30/2016		$12,800	13,267
Kommunalbanken A/S
1.375% due 06/08/2017		7,000	6,985
Korea Development Bank
3.250% due 03/09/2016		5,300	5,499
8.000% due 01/23/2014		1,700	1,859
Mexico Government International Bond
6.250% due 06/16/2016	MXN	48,000	3,793
Netherlands Government Bond
4.000% due 07/15/2018	EUR	1,100	1,592
4.000% due 07/15/2019		2,000	2,920
Province of Ontario
0.950% due 05/26/2015		$17,600	17,693
3.150% due 06/02/2022	CAD	8,100	8,221
3.200% due 09/08/2016		800	832
4.000% due 06/02/2021		1,200	1,306
4.200% due 06/02/2020		100	110
4.300% due 03/08/2017		9,000	9,814
4.400% due 06/02/2019		400	445
Province of Quebec
4.250% due 12/01/2021		2,100	2,313
4.500% due 12/01/2017		600	664
4.500% due 12/01/2018		200	223
Republic of Korea
4.875% due 09/22/2014		$600	647
5.125% due 12/07/2016		500	565
5.750% due 04/16/2014		500	539
Societe Financement de l’Economie Francaise
0.667% due 07/16/2012		1,000	1,001

Total Sovereign Issues (Cost $81,803)			83,097

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)	7,463	$8,396

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032	4,000	6

Total Convertible Preferred Securities (Cost $6,010)		8,402

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
DG Funding Trust
2.829% due 07/30/2012 (d)	420	3,132
Farm Credit Bank
10.000% due 12/15/2020 (d)	1,900	2,216

Total Preferred Securities (Cost $6,419)		5,348

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.6%

CERTIFICATES OF DEPOSIT 2.0%
Banco Bradesco S.A.
1.955% due 01/24/2013	$1,200	1,207
Banco do Brasil S.A.
0.000% due 08/17/2012	7,900	7,892
0.000% due 06/28/2013	7,300	7,224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of Nova Scotia
0.865% due 10/18/2012		$4,600	$4,604
Intesa Sanpaolo SpA.
2.375% due 12/21/2012		7,200	7,022
Itau Unibanco Holding S.A.
0.000% due 11/06/2012		3,300	3,300
1.622% due 11/05/2012		6,000	5,967

			37,216

COMMERCIAL PAPER 1.0%
Devon Energy Corp.
0.400% due 07/09/2012		7,200	7,199
Dominion Resources, Inc.
0.410% due 07/16/2012		5,000	4,999
0.420% due 07/13/2012		3,500	3,500
Pacific Gas & Electric Co.
0.430% due 07/09/2012		600	600
Xstrata Finance Canada Ltd.
0.480% due 07/09/2012		2,000	2,000

			18,298

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012		2,428	2,428

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $2,477. Repurchase proceeds are $2,428.)

JAPAN TREASURY BILLS 10.0%
0.099% due 08/13/2012 - 09/24/2012 (b)	JPY	15,010,000	187,755

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 5.1%
4.508% due 07/05/2012 - 10/18/2012 (b)	MXN	1,298,200	$96,449

U.S. TREASURY BILLS 0.0%
0.205% due 06/27/2013 (g)		$370	369

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 9.4%
PIMCO Short-Term Floating NAV Portfolio		13,040,578	130,667
PIMCO Short-Term Floating NAV Portfolio III		4,721,240	47,226

			177,893

Total Short-Term Instruments (Cost $517,246)			520,408

Total Investments 144.4% (Cost $2,708,072)			$2,718,464

Written Options (l) (0.0%) (Premiums $1,706)			(670)

Other Assets and Liabilities (Net) (44.4%)			(834,806)

Net Assets 100.0%			$1,882,988

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $66,097 at a weighted average interest rate of (0.070%).
(g)	Securities with an aggregate market value of $3,975 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $63 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2015	19	$9

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,025 and cash of $98 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	$	1,782	$61	$9
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017		50,500	280	534

					$341	$543

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	8,300	$34	$34

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.396%	$	1,000	$23	$28	$(5)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	06/20/2014	2.922%	$		1,800	$74	$70	$4
Australia Government Bond	BOA	1.000%	06/20/2017	0.682%			900	14	11	3
Australia Government Bond	CBK	1.000%	06/20/2017	0.682%			800	13	9	4
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.162%			1,100	(6)	(14)	8
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	1.368%			1,000	(17)	(22)	5
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%			5,100	(25)	(39)	14
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%			1,000	(5)	(16)	11
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%			27,000	(314)	(52)	(262)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%			1,000	(5)	(10)	5
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.269%			1,300	(12)	(6)	(6)
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.492%			2,700	(61)	(41)	(20)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%			400	(2)	(4)	2
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%			2,700	(63)	(42)	(21)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%			500	(3)	(5)	2
China Government International Bond	FBF	1.000%	06/20/2017	1.152%			700	(4)	(9)	5
Credit Agricole S.A.	DUB	3.000%	06/20/2016	5.592%		EUR	4,500	(510)	150	(660)
Credit Agricole S.A.	FBF	3.000%	06/20/2016	5.592%			3,400	(386)	106	(492)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.007%	$		2,600	0	1	(1)
Export-Import Bank of China	DUB	1.000%	12/20/2016	1.582%			2,300	(57)	(186)	129
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	1.217%		1,000		(9)	(64)	55
France Government Bond	BRC	0.250%	06/20/2017	1.817%			5,700	(417)	(478)	61
France Government Bond	CBK	0.250%	12/20/2015	1.369%			500	(19)	(13)	(6)
France Government Bond	CBK	0.250%	09/20/2016	1.576%			2,100	(113)	(121)	8
France Government Bond	DUB	0.250%	09/20/2016	1.576%			400	(21)	(25)	4
France Government Bond	HUS	0.250%	09/20/2016	1.576%			5,100	(273)	(195)	(78)
France Government Bond	HUS	0.250%	06/20/2017	1.817%			5,800	(425)	(484)	59
France Government Bond	JPM	0.250%	09/20/2016	1.576%			3,300	(177)	(209)	32
France Government Bond	MYC	0.250%	09/20/2016	1.576%			8,400	(451)	(294)	(157)
France Government Bond	UAG	0.250%	09/20/2016	1.576%			2,800	(150)	(176)	26
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.581%			700	4	0	4
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.874%			2,200	104	0	104
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%			1,600	84	0	84
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.874%			2,400	122	0	122
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.874%			1,900	116	0	116
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.454%			100	(1)	(6)	5
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.964%			1,000	1	(29)	30
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.487%			200	(4)	(1)	(3)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%			1,400	22	24	(2)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%			5,900	84	82	2
Japan Government International Bond	BRC	1.000%	06/20/2015	0.466%			2,400	38	37	1
Japan Government International Bond	BRC	1.000%	12/20/2015	0.568%			1,400	22	25	(3)
Japan Government International Bond	BRC	1.000%	03/20/2016	0.625%			4,400	62	59	3
Japan Government International Bond	DUB	1.000%	09/20/2015	0.501%			9,000	147	149	(2)
Japan Government International Bond	DUB	1.000%	06/20/2017	0.899%			5,900	30	1	29
Japan Government International Bond	GST	1.000%	03/20/2015	0.425%			3,700	59	36	23
Japan Government International Bond	GST	1.000%	06/20/2017	0.899%			7,400	39	2	37
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%			1,200	17	10	7
Japan Government International Bond	MYC	1.000%	12/20/2015	0.568%			1,500	23	26	(3)
Japan Government International Bond	MYC	1.000%	06/20/2017	0.899%			1,700	9	(1)	10

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	UAG	1.000%	12/20/2015	0.568%	$	1,400	$21	$22	$(1)
MetLife, Inc.	CBK	1.000%	12/20/2014	2.061%		8,200	(207)	(217)	10
MetLife, Inc.	FBF	1.000%	12/20/2014	2.061%		1,300	(33)	(20)	(13)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.010%		5,100	1	(39)	40
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.328%		1,900	(29)	(28)	(1)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%		3,400	(12)	(19)	7
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%		7,900	(44)	19	(63)
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		1,900	(29)	(27)	(2)
NRG Energy, Inc.	BOA	5.000%	06/20/2017	5.672%		1,900	(50)	(195)	145
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		1,900	1	(17)	18
Republic of Germany	BRC	0.250%	06/20/2017	0.964%		6,700	(230)	(192)	(38)
Republic of Germany	CBK	0.250%	09/20/2016	0.783%		13,300	(292)	(287)	(5)
Republic of Germany	MYC	0.250%	09/20/2016	0.783%		16,400	(360)	(473)	113
Republic of Korea	BRC	1.000%	06/20/2017	1.174%		1,700	(14)	(21)	7
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		3,300	(27)	(39)	12
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.402%		5,000	16	17	(1)
SLM Corp.	BOA	5.000%	03/20/2016	3.847%		9,000	366	16	350
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.384%	EUR	6,500	(45)	(124)	79
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.281%	$	1,400	28	9	19
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.421%		1,200	26	16	10
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		900	19	17	2
United Kingdom Gilt	GST	1.000%	03/20/2015	0.281%		300	6	2	4
United Kingdom Gilt	GST	1.000%	03/20/2016	0.421%		2,300	49	38	11
United Kingdom Gilt	GST	1.000%	09/20/2016	0.500%		4,400	93	76	17
United Kingdom Gilt	GST	1.000%	06/20/2017	0.648%		3,300	58	58	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		1,600	31	8	23
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		200	4	3	1
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.500%		22,100	469	205	264
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		2,000	43	35	8

							$(2,587)	$(2,901)	$314

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	1,900	$123	$190	$(67)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		1,000	64	99	(35)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		12,200	904	1,439	(535)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	30	50	(20)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		6,100	452	678	(226)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	36	56	(20)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		8,300	615	966	(351)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,800	145	235	(90)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		800	64	104	(40)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		8,198	29	0	29
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		386	3	0	3

						$2,467	$3,817	$(1,350)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	99,000	$70	$(29)	$99
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		54,000	38	(16)	54
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		30,000	21	(6)	27
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,300	57	(7)	64
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		30,000	21	2	19

							$207	$(56)	$263

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	15,400	$129	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,800	12	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		3,000	14	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		20,800	58	(8)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		62,000	537	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,800	292	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		14,300	85	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		14,100	54	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		6,000	56	(11)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		10,100	21	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,900	98	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.050%	08/13/2012		131,600	316	(647)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		7,000	34	0

								$1,706	$(670)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	170	$334,300	$2,996
Sales	0	183,100	567
Closing Buys	(170)	(215,600)	(1,857)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$301,800	$1,706

(l)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	08/01/2042	$2,000	$2,148	$(2,150)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	1,313	$	1,320	JPM	$0	$(22)	$(22)
07/2012	EUR	12,212		15,983	BRC	527	0	527
07/2012		12,212		16,008	DUB	552	0	552
07/2012		15,778		20,480	FBF	543	(32)	511
07/2012		7,281		9,213	GSC	0	(2)	(2)
07/2012		5,509		6,939	HUS	0	(32)	(32)
07/2012		18,343		22,959	JPM	0	(254)	(254)
07/2012		4,682		5,869	UAG	0	(56)	(56)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	GBP	3,807	$	5,935	BPS	$0	$(27)	$(27)
07/2012		1,507		2,378	GSC	18	0	18
07/2012		1,506		2,375	HUS	16	0	16
07/2012	IDR	2,175,000		233	BRC	2	0	2
07/2012		312,796		34	GST	0	0	0
07/2012		22,631,700		2,422	HUS	17	(4)	13
07/2012		953,905		101	UAG	0	0	0
07/2012	MXN	118,700		9,239	HUS	342	0	342
07/2012	$	47,727	EUR	38,100	BPS	616	(127)	489
07/2012		9,845		7,616	BRC	11	(217)	(206)
07/2012		1,530		1,200	CBK	0	(11)	(11)
07/2012		3,231		2,513	DUB	24	(74)	(50)
07/2012		2,498		1,898	FBF	0	(95)	(95)
07/2012		3,985		3,061	HUS	0	(111)	(111)
07/2012		4,421		3,396	JPM	0	(123)	(123)
07/2012		1,704		1,300	MSC	0	(58)	(58)
07/2012		1,656		1,300	RBC	0	(11)	(11)
07/2012		636		500	RYL	0	(4)	(4)
07/2012		4,343		3,300	UAG	0	(166)	(166)
07/2012		278	GBP	177	BRC	0	0	0
07/2012		10,366		6,643	UAG	38	0	38
07/2012		229	IDR	2,175,000	BRC	2	0	2
07/2012		33		312,796	GST	0	0	0
07/2012		2,505		22,631,700	HUS	0	(95)	(95)
07/2012		101		953,905	UAG	1	0	1
08/2012	BRL	5,669	$	2,899	BRC	95	0	95
08/2012		414		200	HUS	0	(5)	(5)
08/2012	EUR	34,700		43,317	BPS	0	(606)	(606)
08/2012	GBP	926		1,440	JPM	0	(10)	(10)
08/2012		6,643		10,366	UAG	0	(38)	(38)
08/2012	JPY	9,680,000		120,456	BRC	0	(712)	(712)
08/2012		1,310,000		16,576	CBK	175	0	175
08/2012	MXN	534,267		37,983	BRC	0	(1,846)	(1,846)
08/2012		41,894		3,001	HUS	0	(126)	(126)
08/2012		16,532		1,200	MSC	0	(34)	(34)
08/2012	$	1,421	MXN	18,625	JPM	2	(33)	(31)
08/2012		56		776	UAG	1	0	1
08/2012		4	SGD	6	UAG	0	0	0
09/2012	CAD	24,337	$	23,676	UAG	0	(186)	(186)
09/2012	EUR	11,036		13,878	UAG	0	(98)	(98)
09/2012	JPY	3,760,000		47,254	DUB	171	0	171
09/2012		263,906		3,292	JPM	2	(14)	(12)
09/2012		433,196		5,438	UAG	20	(7)	13
09/2012	MXN	453,015		32,538	MSC	0	(1,144)	(1,144)
09/2012	$	26,125	EUR	20,940	CBK	392	0	392
09/2012		244		194	JPM	1	0	1
10/2012	MXN	196,391	$	13,601	HUS	0	(974)	(974)
02/2013	CNY	1,264		200	BRC	2	0	2
02/2013		1,259		200	FBF	3	0	3
02/2013		4,421		700	UAG	8	0	8
02/2013	$	800	CNY	5,051	CBK	0	(9)	(9)
02/2013		300		1,893	GST	0	(4)	(4)

						$3,581	$(7,367)	$(3,786)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$2,649	$0	$2,649
Corporate Bonds & Notes
Banking & Finance	2,100	254,596	0	256,696
Industrials	0	113,661	0	113,661
Utilities	0	42,015	0	42,015
Municipal Bonds & Notes
New Jersey	0	3,303	0	3,303
U.S. Government Agencies	0	1,028,320	5	1,028,325
U.S. Treasury Obligations	0	455,547	0	455,547
Mortgage-Backed Securities	0	117,279	0	117,279
Asset-Backed Securities	0	77,470	4,264	81,734
Sovereign Issues	0	83,097	0	83,097
Convertible Preferred Securities
Banking & Finance	8,396	0	0	8,396
Industrials	0	0	6	6
Preferred Securities
Banking & Finance	0	2,216	3,132	5,348
Short-Term Instruments
Certificates of Deposit	0	37,216	0	37,216
Commercial Paper	0	18,298	0	18,298
Repurchase Agreements	0	2,428	0	2,428
Japan Treasury Bills	0	187,754	0	187,755

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Mexico Treasury Bills	$0	$62,482	$33,967	$96,449
U.S. Treasury Bills	0	369	0	369
PIMCO Short-Term Floating NAV Portfolios	177,894	0	0	177,893
	$188,390	$2,488,700	$41,374	$2,718,464

Short Sales, at value	$0	$(2,150)	$0	$(2,150)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,731	0	2,731
Foreign Exchange Contracts	0	3,581	0	3,581
Interest Rate Contracts	9	297	0	306
	$9	$6,609	$0	$6,618

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,229)	0	(3,229)
Foreign Exchange Contracts	0	(7,367)	0	(7,367)
Interest Rate Contracts	0	(670)	0	(670)
	$0	$(11,266)	$0	$(11,266)

Totals	$188,399	$2,481,894	$41,374	$2,711,666

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
U.S. Government Agencies	$6	$0	$(1)	$0	$0	$0	$0	$0	$5	$0
Asset-Backed Securities	0	4,400	(170)	0	0	34	0	0	4,264	34
Convertible Preferred Securities
Industrials	2	0	0	0	0	4	0	0	6	4
Preferred Securities
Banking & Finance	3,155	0	0	0	0	(23)	0	0	3,132	(23)
Short-Term Instruments
Mexico Treasury Bills	0	32,985	0	16	0	966	0	0	33,967	966

Totals	$3,163	$37,385	$(171)	$16	$0	$981	$0	$0	$41,374	$981

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$5	Benchmark Pricing	Base Price	102.57
Asset-Backed Securities	4,264	Third Party Vendor	Broker Quote	100.81
Convertible Preferred Securities
Industrials	6	Other Valuation Techniques	—	—
Preferred Securities
Banking & Finance	3,132	Benchmark Pricing	Base Price	100.18
Short-Term Instruments
Mexico Treasury Bills	33,967	Benchmark Pricing	Base Price	9.89

Total	$41,374

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

June 30, 2012 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$3,581	$0	$3,581
Unrealized appreciation on OTC swap agreements	0	2,188	0	0	263	2,451

	$0	$2,188	$0	$3,581	$263	$6,032

Liabilities:
Written options outstanding	$0	$0	$0	$0	$670	$670
Variation margin payable on financial derivative instruments (2)	0	173	0	0	4	177
Unrealized depreciation on foreign currency contracts	0	0	0	7,367	0	7,367
Unrealized depreciation on OTC swap agreements	0	3,229	0	0	0	3,229

	$0	$3,402	$0	$7,367	$674	$11,443

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$2,141	$2,141
Net realized gain on written options	0	0	0	0	1,799	1,799
Net realized gain on swaps	0	1,381	0	0	5,584	6,965
Net realized gain on foreign currency transactions	0	0	0	10,575	0	10,575

	$0	$1,381	$0	$10,575	$9,524	$21,480

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$203	$203
Net change in unrealized (depreciation) on written options	0	0	0	0	(1,715)	(1,715)
Net change in unrealized appreciation (depreciation) on swaps	0	5,863	0	0	(3,343)	2,520
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(7,337)	0	(7,337)

	$0	$5,863	$0	$(7,337)	$(4,855)	$(6,329)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $9 and open centrally cleared swaps cumulative appreciation of $577 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$645	$(340)	$305
BPS	(157)	0	(157)
BRC	(1,663)	1,556	(107)
CBK	(154)	695	541
DUB	441	(280)	161
FBF	(6)	0	(6)
GLM	21	0	21
GSC	16	0	16
GST	406	(210)	196
HUS	(1,176)	369	(807)
JPM	(604)	504	(100)
MSC	(1,236)	(1,328)	(2,564)
MYC	318	(535)	(217)
RBC	(11)	0	(11)
RYL	(651)	543	(108)
UAG	(535)	(280)	(815)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the

U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the

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Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of

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Notes to Financial Statements (Cont.)

Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in

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unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each

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Notes to Financial Statements (Cont.)

sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial

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derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

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Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors,

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$32,544	$22,408

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$481,486	$1,378,137	$(1,729,100)	$210	$(66)	$130,667	$338

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$0	$90,028	$(42,800)	$(2)	$0	$47,226	$28

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,499,047	$7,923,775	$241,178	$189,476

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	630	$6,616	2,045	$21,403
Administrative Class	16,307	171,468	36,426	381,598
Advisor Class	12,250	128,695	19,540	204,573
Issued as reinvestment of distributions
Institutional Class	67	702	111	1,163
Administrative Class	1,340	14,103	2,109	22,064
Advisor Class	423	4,455	532	5,563
Cost of shares redeemed
Institutional Class	(1,649)	(17,368)	(1,385)	(14,518)
Administrative Class	(18,527)	(194,621)	(29,366)	(306,883)
Advisor Class	(4,240)	(44,600)	(9,367)	(97,399)
Net increase resulting from Portfolio share transactions	6,601	$69,450	20,645	$217,564

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 57% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$2,708,414	$25,242	$(15,192)	$10,050

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT47SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Low Duration Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	37.8%
Short-Term Instruments	19.1%
U.S. Treasury Obligations	16.8%
Corporate Bonds & Notes	15.2%
Mortgage-Backed Securities	4.3%
Other	6.8%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Low Duration Portfolio Institutional Class	3.09%	2.45%	5.68%	4.34%	4.97%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.11%	0.79%	3.28%	3.02%	3.87%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,030.90	$1,022.38
Expenses Paid During Period*	$2.52	$2.51
Net Annualized Expense Ratio	0.50%	0.50%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasuries during the reporting period.

»	Allocations to investment-grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the high yield sector added to returns as high yield securities outpaced like-duration U.S. Treasuries during the reporting period.

»	Currency strategies designed to benefit from a depreciation of the euro, during the first half of the reporting period, detracted from performance as the euro appreciated versus the U.S. dollar.

»	Exposure to emerging market securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) added to returns as five-year U.S. Treasury yields fell during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Institutional Class
Net asset value beginning of year or period	$10.38		$10.44	$10.11	$9.68	$10.30	$10.06
Net investment income (a)	0.08		0.16	0.15	0.31	0.42	0.49
Net realized/unrealized gain (loss)	0.24		(0.03)	0.39	0.96	(0.45)	0.25
Total income (loss) from investment operations	0.32		0.13	0.54	1.27	(0.03)	0.74
Dividends from net investment income	(0.12)		(0.19)	(0.18)	(0.37)	(0.43)	(0.50)
Distributions from net realized capital gains	0.00		0.00	(0.03)	(0.47)	(0.16)	0.00
Total distributions	(0.12)		(0.19)	(0.21)	(0.84)	(0.59)	(0.50)
Net asset value end of year or period	$10.58		$10.38	$10.44	$10.11	$9.68	$10.30
Total return	3.09%		1.26%	5.45%	13.49%	(0.27)%	7.52%
Net assets end of year or period (000s)	$54,194		$63,047	$55,336	$59,060	$25,813	$30,612
Ratio of expenses to average net assets	0.50	%*	0.50%	0.50%	0.51%	0.56%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.61	%*	1.52%	1.47%	3.07%	4.17%	4.86%
Portfolio turnover rate	398	%**	456%**	351%**	662%	293%	72%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$2,538,143
Investments in Affiliates, at value	177,893
Repurchase agreements, at value	2,428
Deposits with counterparty	98
Foreign currency, at value	1,520
Receivable for investments sold	327,236
Receivable for Portfolio shares sold	860
Interest and dividends receivable	6,801
Dividends receivable from Affiliates	63
OTC swap premiums paid	5,201
Unrealized appreciation on foreign currency contracts	3,581
Unrealized appreciation on OTC swap agreements	2,451
3,066,275

Liabilities:
Payable for investments purchased	$1,154,869
Payable for investments in Affiliates purchased	39
Payable for short sales	2,150
Deposits from counterparty	4,702
Payable for Portfolio shares redeemed	4,695
Overdraft due to custodian	10
Written options outstanding	670
Accrued investment advisory fees	397
Accrued supervisory and administrative fees	397
Accrued distribution fees	102
Accrued servicing fees	170
Variation margin payable on financial derivative instruments	177
OTC swap premiums received	4,313
Unrealized depreciation on foreign currency contracts	7,367
Unrealized depreciation on OTC swap agreements	3,229
1,183,287

Net Assets	$1,882,988

Net Assets Consist of:
Paid in capital	$1,882,351
Undistributed net investment income	3,790
Accumulated undistributed net realized (loss)	(10,579)
Net unrealized appreciation	7,426
$1,882,988

Net Assets:
Institutional Class	$54,194
Administrative Class	1,343,142
Advisor Class	485,652

Shares Issued and Outstanding:
Institutional Class	5,120
Administrative Class	126,897
Advisor Class	45,883

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.58
Administrative Class	10.58
Advisor Class	10.58

Cost of Investments	$2,527,742
Cost of Investments in Affiliates	$177,902
Cost of Repurchase Agreements	$2,428
Cost of Foreign Currency Held	$1,521
Proceeds Received on Short Sales	$2,148
Premiums Received on Written Options	$1,706

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$18,367
Dividends	433
Dividends from Affiliate investments	366
Total Income	19,166

Expenses:
Investment advisory fees	2,252
Supervisory and administrative fees	2,252
Servicing fees – Administrative Class	985
Distribution and/or servicing fees – Advisor Class	549
Trustees’ fees	11
Interest expense	9
Miscellaneous expense	1
Total Expenses	6,059

Net Investment Income	13,107

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,787
Net realized gain on Affiliate investments	208
Net realized gain on futures contracts	2,141
Net realized gain on written options	1,799
Net realized gain on swaps	6,965
Net realized gain on foreign currency transactions	9,139
Net change in unrealized appreciation on investments	20,367
Net change in unrealized (depreciation) on Affiliate investments	(66)
Net change in unrealized appreciation on futures contracts	203
Net change in unrealized (depreciation) on written options	(1,715)
Net change in unrealized appreciation on swaps	2,520
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(7,328)
Net Gain	41,020

Net Increase in Net Assets Resulting from Operations	$54,127

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$13,107	$23,478
Net realized gain	26,831	6,708
Net realized gain (loss) on Affiliate investments	208	(199)
Net change in unrealized appreciation (depreciation)	14,047	(12,817)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(66)	130
Net increase resulting from operations	54,127	17,300

Distributions to Shareholders:
From net investment income
Institutional Class	(702)	(1,163)
Administrative Class	(14,103)	(22,065)
Advisor Class	(4,455)	(5,563)

Total Distributions	(19,260)	(28,791)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	69,450	217,564

Total Increase in Net Assets	104,317	206,073

Net Assets:
Beginning of period	1,778,671	1,572,598
End of period*	$1,882,988	$1,778,671

*Including undistributed net investment income of:	$3,790	$9,943

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Charter Communications, Inc.
3.500% due 09/06/2016		$461	$458
HCA, Inc.
2.495% due 11/17/2013		2,200	2,191

Total Bank Loan Obligations (Cost $2,638)			2,649

CORPORATE BONDS & NOTES 21.9%

BANKING & FINANCE 13.6%
Ally Financial, Inc.
2.667% due 12/01/2014		1,000	960
3.667% due 02/11/2014		1,000	998
3.868% due 06/20/2014		1,200	1,195
4.500% due 02/11/2014		1,200	1,220
ANZ National International Ltd.
6.200% due 07/19/2013		1,000	1,049
Australia & New Zealand Banking Group Ltd.
1.316% due 05/08/2013		4,200	4,209
Banco Bradesco S.A.
2.566% due 05/16/2014		7,100	7,094
Banco do Brasil S.A.
4.500% due 01/22/2015		600	638
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,664
Banco Santander Chile
2.875% due 11/13/2012		4,500	4,511
3.750% due 09/22/2015		2,900	2,915
Bank of America Corp.
6.000% due 09/01/2017		1,250	1,351
7.375% due 05/15/2014		1,500	1,614
Bank of Montreal
1.950% due 01/30/2018		6,300	6,494
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		1,400	1,479
Bank One Corp.
5.250% due 01/30/2013		848	869
Banque PSA Finance S.A.
2.361% due 04/04/2014		2,500	2,433
Bear Stearns Cos. LLC
6.250% due 12/07/2012	AUD	1,300	1,339
BNP Paribas S.A.
0.869% due 04/08/2013		$5,200	5,156
BPCE S.A.
2.375% due 10/04/2013		400	394
BRFkredit A/S
0.717% due 04/15/2013		4,200	4,201
Caledonia Generating LLC
1.950% due 02/28/2022 (a)		2,100	2,100
Citigroup, Inc.
1.317% due 02/15/2013		2,500	2,500
1.919% due 01/13/2014		2,600	2,590
5.500% due 04/11/2013		7,100	7,302
5.625% due 08/27/2012		3,800	3,823
Credit Agricole S.A.
1.916% due 01/21/2014		5,200	5,054
DanFin Funding Ltd.
1.167% due 07/16/2013		9,700	9,737
Dexia Credit Local S.A.
0.867% due 03/05/2013		9,100	8,830
0.946% due 04/29/2014		4,200	3,943

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eksportfinans ASA
2.000% due 09/15/2015		$400	$358
2.375% due 05/25/2016		2,500	2,225
5.500% due 06/26/2017		1,200	1,167
Export-Import Bank of Korea
2.268% due 03/21/2015		8,400	8,388
FCE Bank PLC
7.125% due 01/15/2013	EUR	4,800	6,272
FIH Erhvervsbank A/S
0.838% due 06/13/2013		$15,700	15,707
First Horizon National Corp.
5.375% due 12/15/2015		900	951
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		3,600	3,632
7.000% due 10/01/2013		1,350	1,444
7.000% due 04/15/2015		900	1,002
8.000% due 06/01/2014		100	111
8.700% due 10/01/2014		400	456
Golden West Financial Corp.
4.750% due 10/01/2012		600	606
Goldman Sachs Group, Inc.
1.070% due 01/30/2017	EUR	7,900	8,884
3.300% due 05/03/2015		$400	400
5.250% due 07/27/2021		6,100	6,212
6.125% due 02/14/2017	GBP	200	333
HSBC USA, Inc.
2.375% due 02/13/2015		$800	810
Industrial Bank of Korea
3.750% due 09/29/2016		2,200	2,299
ING Bank NV
1.518% due 03/15/2013		6,000	6,003
1.868% due 06/09/2014		1,500	1,481
3.900% due 03/19/2014		1,100	1,155
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,150
6.500% due 09/01/2014		11,200	11,872
6.625% due 11/15/2013		1,805	1,873
Intesa Sanpaolo SpA
2.867% due 02/24/2014		2,300	2,161
JPMorgan Chase & Co.
3.150% due 07/05/2016		3,000	3,089
KFW
3.875% due 01/21/2019	EUR	600	872
4.375% due 07/04/2018		1,200	1,778
Lloyds TSB Bank PLC
2.816% due 01/24/2014		$3,400	3,420
Merrill Lynch & Co., Inc.
1.228% due 09/15/2026		900	644
5.571% due 10/04/2012		7,800	7,840
6.500% due 07/15/2018		100	108
National Australia Bank Ltd.
1.189% due 04/11/2014		9,000	9,009
National Bank of Canada
1.500% due 06/26/2015		3,300	3,313
Nationwide Building Society
2.500% due 08/17/2012		1,200	1,203
PNC Preferred Funding Trust
2.118% due 03/15/2017 (d)		1,100	829
Prudential Covered Trust
2.997% due 09/30/2015		3,300	3,355
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,521
5.000% due 07/21/2020		5,000	5,625
Rabobank Group
4.200% due 05/13/2014		2,000	2,091

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
1.247% due 10/14/2016		$200	$157
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		600	628
SLM Corp.
0.992% due 06/17/2013	EUR	1,100	1,357
Tayarra Ltd.
3.628% due 02/15/2022		$1,938	2,094
UBS AG
1.466% due 01/28/2014		1,000	995
Wachovia Corp.
0.837% due 10/15/2016		3,400	3,235
Waha Aerospace BV
3.925% due 07/28/2020		4,760	4,972
Westpac Banking Corp.
2.250% due 11/19/2012		6,900	6,947

			256,696

INDUSTRIALS 6.1%
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		6,400	6,455
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,255
Caterpillar, Inc.
0.637% due 05/21/2013		6,000	6,021
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	6,431
COX Communications, Inc.
4.625% due 06/01/2013		1,675	1,734
7.125% due 10/01/2012		8,000	8,120
Daimler Finance North America LLC
1.668% due 09/13/2013		1,600	1,610
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	9,259
Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,300
EOG Resources, Inc.
1.216% due 02/03/2014		6,600	6,658
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,768
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		200	210
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,675
Hewlett-Packard Co.
0.747% due 05/24/2013		3,800	3,793
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,161
Kraft Foods, Inc.
1.344% due 07/10/2013		9,400	9,437
2.625% due 05/08/2013		8,100	8,222
Noble Group Ltd.
6.750% due 01/29/2020		5,000	4,850
Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,252
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	168
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		$6,000	6,119
Time Warner Cable, Inc.
6.200% due 07/01/2013		3,000	3,153
Volkswagen International Finance NV
0.911% due 10/01/2012		5,500	5,504
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	506

			113,661

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	$4,800	$5,087
BellSouth Corp.
4.020% due 04/26/2021	5,600	5,743
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	700	818
Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,089
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	2,500	2,637
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,850	6,574
10.500% due 03/25/2014	2,000	2,247
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013	4,000	4,167
Qtel International Finance Ltd.
3.375% due 10/14/2016	2,300	2,396
Qwest Corp.
3.718% due 06/15/2013	8,800	8,810
TNK-BP Finance S.A.
7.500% due 07/18/2016	400	447

		42,015

Total Corporate Bonds & Notes (Cost $410,726)		412,372

MUNICIPAL BONDS & NOTES 0.2%

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	3,300	3,303

Total Municipal Bonds & Notes (Cost $3,300)		3,303

U.S. GOVERNMENT AGENCIES 54.6%
Fannie Mae
0.305% due 12/25/2036 - 07/25/2037	1,094	1,059
0.555% due 04/25/2037	781	782
0.595% due 07/25/2037 - 03/25/2044	4,224	4,224
0.645% due 05/25/2031 - 11/25/2032	401	401
0.750% due 12/25/2022	113	114
0.985% due 03/25/2040	6,296	6,361
1.050% due 04/25/2023	128	130
1.100% due 02/25/2023	7	7
1.125% due 04/27/2017	3,800	3,842
1.150% due 05/25/2022 - 06/17/2027	72	73
1.250% due 01/30/2017	7,000	7,121
1.353% due 07/01/2042 - 06/01/2043	537	542
1.403% due 09/01/2041	345	353
1.553% due 09/01/2040	3	3
2.053% due 11/01/2035	90	94
2.283% due 09/01/2035	516	548
2.485% due 07/01/2035	140	149
2.500% due 07/01/2027	6,000	6,188
3.000% due 07/01/2027 - 06/01/2042	36,900	38,638
3.500% due 08/01/2042	12,000	12,585
4.000% due 03/01/2023 - 08/01/2042	381,937	406,557
4.500% due 04/01/2013 - 08/01/2042	160,350	172,186

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.506% due 12/01/2036	$38	$40
4.636% due 09/01/2034	28	30
5.000% due 02/13/2017 - 08/01/2042	134,944	146,334
5.250% due 09/15/2016	100	118
5.375% due 06/12/2017	1,400	1,699
5.500% due 07/01/2028 - 08/01/2042	46,010	50,235
6.000% due 03/01/2017 - 01/01/2039	36,944	40,778
6.244% due 12/25/2042	13	15
6.500% due 04/01/2036 - 11/01/2036	446	507
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	4,200	4,370
Federal Housing Administration
7.430% due 10/01/2020	5	5
Freddie Mac
0.285% due 12/25/2036	1,537	1,529
0.392% due 07/15/2019 - 08/15/2019	2,247	2,246
0.505% due 08/25/2031	210	205
0.542% due 05/15/2036	596	597
0.592% due 12/15/2030	34	34
0.642% due 06/15/2018	51	51
1.000% due 03/08/2017	16,600	16,717
1.353% due 02/25/2045	425	412
2.521% due 09/01/2035	597	634
2.589% due 07/01/2035	275	294
4.500% due 05/01/2039 - 08/01/2042	84,298	90,114
5.000% due 05/01/2024 - 12/01/2041	2,696	2,921
5.500% due 08/23/2017 - 07/01/2038	2,479	2,726
6.000% due 09/01/2016 - 07/01/2042	1,031	1,131
6.500% due 07/25/2043	88	101
Ginnie Mae
6.000% due 09/15/2017	1,598	1,709
Small Business Administration
5.600% due 09/01/2028	706	816

Total U.S. Government Agencies (Cost $1,022,486)		1,028,325

U.S. TREASURY OBLIGATIONS 24.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)(h)(i)	115,808	120,676
0.625% due 07/15/2021	6,125	6,834
U.S. Treasury Notes
0.625% due 05/31/2017	11,700	11,653
0.750% due 06/30/2017 (a)	67,900	68,012
0.875% due 12/31/2016	15,600	15,749
0.875% due 01/31/2017	82,700	83,462
0.875% due 02/28/2017	44,300	44,708
0.875% due 04/30/2017	39,100	39,424
1.000% due 03/31/2017	63,300	64,210
1.375% due 11/30/2018	800	819

Total U.S. Treasury Obligations (Cost $453,724)		455,547

MORTGAGE-BACKED SECURITIES 6.2%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035	1,373	1,118
American Home Mortgage Investment Trust
2.569% due 10/25/2034	561	514
2.736% due 02/25/2045	244	212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Corp.
0.525% due 07/25/2037		$1,847	$1,322
5.700% due 01/20/2047		800	489
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		749	710
Banc of America Mortgage Securities, Inc.
2.839% due 08/25/2034		4,623	4,179
2.973% due 07/25/2034		1,386	1,256
3.120% due 05/25/2033		775	712
6.500% due 10/25/2031		14	15
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049		660	686
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		3,257	3,035
2.634% due 04/25/2033		8	7
2.805% due 08/25/2035		568	385
2.814% due 01/25/2035		364	326
2.897% due 02/25/2033		2	2
2.922% due 01/25/2034		37	37
3.078% due 03/25/2035		3,213	3,173
3.096% due 07/25/2034		546	437
5.584% due 04/25/2033		13	13
Bear Stearns Alt-A Trust
0.405% due 02/25/2034		709	583
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	432
5.471% due 01/12/2045		1,200	1,382
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		749	420
2.846% due 01/26/2036		1,388	827
CC Mortgage Funding Corp.
0.525% due 01/25/2035		113	90
Citigroup Mortgage Loan Trust, Inc.
2.600% due 05/25/2035		310	287
2.644% due 08/25/2035		1,373	669
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,600	4,066
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		769	438
6.000% due 10/25/2033		23	22
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036		703	451
2.620% due 11/25/2034		1,034	856
2.647% due 11/20/2034		2,097	1,722
2.709% due 02/20/2035		1,754	1,442
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		2	1
3.936% due 05/15/2038		5,807	5,896
Credit Suisse Mortgage Capital Certificates
5.448% due 01/15/2049		1,365	1,381
5.851% due 03/15/2039		400	441
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035		1,500	1,454
Epic Opera PLC
1.263% due 07/28/2016	GBP	979	1,449
First Horizon Alternative Mortgage Securities
2.560% due 09/25/2034		$2,095	1,847
First Horizon Asset Securities, Inc.
2.625% due 02/25/2035		3,121	2,891
2.658% due 08/25/2035		604	498
GMAC Mortgage Corp. Loan Trust
2.947% due 11/19/2035		341	274
Granite Master Issuer PLC
0.344% due 12/20/2054		848	816
0.384% due 12/20/2054		5,457	5,251
0.951% due 12/20/2054	GBP	885	1,324

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Mortgages PLC
1.121% due 01/20/2044	EUR	158	$194
1.298% due 09/20/2044	GBP	993	1,503
1.393% due 01/20/2044		137	207
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$14	14
0.325% due 01/25/2047 ^		4	4
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		1,946	1,726
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	216
5.444% due 03/10/2039		1,900	2,116
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,573	1,564
GSR Mortgage Loan Trust
2.651% due 09/25/2035		1,467	1,434
2.792% due 09/25/2034		254	204
Harborview Mortgage Loan Trust
0.463% due 05/19/2035		167	105
3.091% due 07/19/2035		907	655
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	1,200	1,526
Impac CMB Trust
1.245% due 07/25/2033		$258	232
Indymac Index Mortgage Loan Trust
2.668% due 12/25/2034		459	355
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	675
5.882% due 02/15/2051		1,300	1,484
JPMorgan Mortgage Trust
5.005% due 02/25/2035		267	268
5.750% due 01/25/2036		64	59
LB-UBS Commercial Mortgage Trust
5.713% due 09/15/2045		1,400	1,483
MASTR Asset Securitization Trust
5.500% due 09/25/2033		22	23
Mellon Residential Funding Corp.
0.722% due 06/15/2030		206	197
Merrill Lynch Floating Trust
0.779% due 07/09/2021		15,028	14,733
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		517	380
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,951
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		426	346
1.239% due 10/25/2035		241	210
2.192% due 01/25/2029		29	28
4.250% due 10/25/2035		993	893
Morgan Stanley Capital, Inc.
5.809% due 12/12/2049		300	349
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045		700	797
Opera Finance PLC
1.243% due 04/25/2017	GBP	4,785	6,943
Opteum Mortgage Acceptance Corp.
0.525% due 12/25/2035		$1,169	833
Prime Mortgage Trust
0.645% due 02/25/2019		2	2
0.645% due 02/25/2034		20	18
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035		1,410	986
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		50	53
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		378	223
2.740% due 02/25/2034		535	521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.742% due 08/25/2035		$408	$326
2.756% due 08/25/2034		739	683
Structured Asset Mortgage Investments, Inc.
0.525% due 02/25/2036		234	128
0.903% due 09/19/2032		8	7
Structured Asset Securities Corp.
2.797% due 10/28/2035		386	307
UBS Commercial Mortgage Trust
1.138% due 07/15/2024		758	731
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		2,792	2,601
0.332% due 09/15/2021		4,170	4,041
5.421% due 04/15/2047		1,150	1,191
WaMu Mortgage Pass-Through Certificates
0.515% due 12/25/2045		201	160
0.585% due 01/25/2045		1,493	1,177
0.898% due 01/25/2047		484	323
1.347% due 11/25/2042		83	72
1.349% due 05/25/2041		42	39
1.547% due 06/25/2042		49	40
1.547% due 08/25/2042		210	170
2.390% due 02/27/2034		35	35
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 12/25/2034		643	636
2.610% due 01/25/2035		880	838
2.614% due 03/25/2035		656	632
2.622% due 03/25/2036		716	636
4.913% due 09/25/2035		160	158

Total Mortgage-Backed Securities (Cost $120,148)			117,279

ASSET-BACKED SECURITIES 4.3%
ACE Securities Corp.
0.305% due 10/25/2036		133	37
AMMC CDO
0.703% due 08/08/2017		3,128	3,042
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		13	10
Asset-Backed Securities Corp. Home Equity
0.520% due 09/25/2034		286	251
1.892% due 03/15/2032		176	142
Atrium CDO Corp.
0.896% due 06/27/2015		2,367	2,341
Babson CLO Ltd.
0.787% due 11/15/2016		1,461	1,445
0.838% due 06/15/2016		235	233
Bear Stearns Asset-Backed Securities Trust
1.245% due 10/25/2037		3,133	1,986
Cougar CLO PLC
1.777% due 07/15/2020	EUR	11,514	13,854
Countrywide Asset-Backed Certificates
0.505% due 05/25/2036		$1,479	1,423
0.725% due 12/25/2031		39	21
0.945% due 12/25/2033		2,432	1,962
1.045% due 03/25/2033		1,920	1,532
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		9	7
Dryden Leveraged Loan CDO
0.717% due 05/22/2017		2,710	2,646
Educational Services of America, Inc.
1.395% due 09/25/2040		4,230	4,264
Equity One ABS, Inc.
0.805% due 11/25/2032		10	8
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036		17	5
Gulf Stream Compass CLO Ltd.
0.726% due 01/24/2020		14,251	13,853

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Home Equity Loan Trust
0.534% due 01/20/2034		$1,391	$1,278
Leopard CLO BV
1.283% due 04/21/2020	EUR	939	1,142
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		$34	28
Merrill Lynch Mortgage Investors, Inc.
0.445% due 08/25/2036		1,400	1,270
Morgan Stanley Investment Management Croton Ltd.
0.727% due 01/15/2018		1,603	1,557
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		2,391	2,429
Renaissance Home Equity Loan Trust
0.745% due 12/25/2033		5,774	4,926
SLC Student Loan Trust
4.750% due 06/15/2033		2,396	2,303
SLM Student Loan Trust
0.546% due 10/25/2021		1,583	1,578
0.981% due 10/25/2023	EUR	5,500	6,513
1.342% due 12/15/2021		$1,817	1,821
1.892% due 12/15/2017		1,952	1,957
3.500% due 08/17/2043		3,321	3,267
South Carolina Student Loan Corp.
1.217% due 03/02/2020		2,000	1,996
Structured Asset Investment Loan Trust
0.605% due 10/25/2035		738	607

Total Asset-Backed Securities (Cost $83,572)			81,734

SOVEREIGN ISSUES 4.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	127	65
10.000% due 01/01/2017		5,367	2,744
Hydro Quebec
2.000% due 06/30/2016		$12,800	13,267
Kommunalbanken A/S
1.375% due 06/08/2017		7,000	6,985
Korea Development Bank
3.250% due 03/09/2016		5,300	5,499
8.000% due 01/23/2014		1,700	1,859
Mexico Government International Bond
6.250% due 06/16/2016	MXN	48,000	3,793
Netherlands Government Bond
4.000% due 07/15/2018	EUR	1,100	1,592
4.000% due 07/15/2019		2,000	2,920
Province of Ontario
0.950% due 05/26/2015		$17,600	17,693
3.150% due 06/02/2022	CAD	8,100	8,221
3.200% due 09/08/2016		800	832
4.000% due 06/02/2021		1,200	1,306
4.200% due 06/02/2020		100	110
4.300% due 03/08/2017		9,000	9,814
4.400% due 06/02/2019		400	445
Province of Quebec
4.250% due 12/01/2021		2,100	2,313
4.500% due 12/01/2017		600	664
4.500% due 12/01/2018		200	223
Republic of Korea
4.875% due 09/22/2014		$600	647
5.125% due 12/07/2016		500	565
5.750% due 04/16/2014		500	539
Societe Financement de l’Economie Francaise
0.667% due 07/16/2012		1,000	1,001

Total Sovereign Issues (Cost $81,803)			83,097

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)	7,463	$8,396

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032	4,000	6

Total Convertible Preferred Securities (Cost $6,010)		8,402

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
DG Funding Trust
2.829% due 07/30/2012 (d)	420	3,132
Farm Credit Bank
10.000% due 12/15/2020 (d)	1,900	2,216

Total Preferred Securities (Cost $6,419)		5,348

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.6%

CERTIFICATES OF DEPOSIT 2.0%
Banco Bradesco S.A.
1.955% due 01/24/2013	$1,200	1,207
Banco do Brasil S.A.
0.000% due 08/17/2012	7,900	7,892
0.000% due 06/28/2013	7,300	7,224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of Nova Scotia
0.865% due 10/18/2012		$4,600	$4,604
Intesa Sanpaolo SpA.
2.375% due 12/21/2012		7,200	7,022
Itau Unibanco Holding S.A.
0.000% due 11/06/2012		3,300	3,300
1.622% due 11/05/2012		6,000	5,967

			37,216

COMMERCIAL PAPER 1.0%
Devon Energy Corp.
0.400% due 07/09/2012		7,200	7,199
Dominion Resources, Inc.
0.410% due 07/16/2012		5,000	4,999
0.420% due 07/13/2012		3,500	3,500
Pacific Gas & Electric Co.
0.430% due 07/09/2012		600	600
Xstrata Finance Canada Ltd.
0.480% due 07/09/2012		2,000	2,000

			18,298

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012		2,428	2,428

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $2,477. Repurchase proceeds are $2,428.)

JAPAN TREASURY BILLS 10.0%
0.099% due 08/13/2012 - 09/24/2012 (b)	JPY	15,010,000	187,755

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 5.1%
4.508% due 07/05/2012 - 10/18/2012 (b)	MXN	1,298,200	$96,449

U.S. TREASURY BILLS 0.0%
0.205% due 06/27/2013 (g)		$370	369

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 9.4%
PIMCO Short-Term Floating NAV Portfolio		13,040,578	130,667
PIMCO Short-Term Floating NAV Portfolio III		4,721,240	47,226

			177,893

Total Short-Term Instruments (Cost $517,246)			520,408

Total Investments 144.4% (Cost $2,708,072)			$2,718,464

Written Options (l) (0.0%) (Premiums $1,706)			(670)

Other Assets and Liabilities (Net) (44.4%)			(834,806)

Net Assets 100.0%			$1,882,988

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $66,097 at a weighted average interest rate of (0.070%).
(g)	Securities with an aggregate market value of $3,975 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $63 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2015	19	$9

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,025 and cash of $98 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	$	1,782	$61	$9
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017		50,500	280	534

					$341	$543

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	8,300	$34	$34

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.396%	$	1,000	$23	$28	$(5)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	06/20/2014	2.922%	$		1,800	$74	$70	$4
Australia Government Bond	BOA	1.000%	06/20/2017	0.682%			900	14	11	3
Australia Government Bond	CBK	1.000%	06/20/2017	0.682%			800	13	9	4
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.162%			1,100	(6)	(14)	8
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	1.368%			1,000	(17)	(22)	5
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%			5,100	(25)	(39)	14
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%			1,000	(5)	(16)	11
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%			27,000	(314)	(52)	(262)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%			1,000	(5)	(10)	5
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.269%			1,300	(12)	(6)	(6)
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.492%			2,700	(61)	(41)	(20)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%			400	(2)	(4)	2
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%			2,700	(63)	(42)	(21)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%			500	(3)	(5)	2
China Government International Bond	FBF	1.000%	06/20/2017	1.152%			700	(4)	(9)	5
Credit Agricole S.A.	DUB	3.000%	06/20/2016	5.592%		EUR	4,500	(510)	150	(660)
Credit Agricole S.A.	FBF	3.000%	06/20/2016	5.592%			3,400	(386)	106	(492)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.007%	$		2,600	0	1	(1)
Export-Import Bank of China	DUB	1.000%	12/20/2016	1.582%			2,300	(57)	(186)	129
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	1.217%		1,000		(9)	(64)	55
France Government Bond	BRC	0.250%	06/20/2017	1.817%			5,700	(417)	(478)	61
France Government Bond	CBK	0.250%	12/20/2015	1.369%			500	(19)	(13)	(6)
France Government Bond	CBK	0.250%	09/20/2016	1.576%			2,100	(113)	(121)	8
France Government Bond	DUB	0.250%	09/20/2016	1.576%			400	(21)	(25)	4
France Government Bond	HUS	0.250%	09/20/2016	1.576%			5,100	(273)	(195)	(78)
France Government Bond	HUS	0.250%	06/20/2017	1.817%			5,800	(425)	(484)	59
France Government Bond	JPM	0.250%	09/20/2016	1.576%			3,300	(177)	(209)	32
France Government Bond	MYC	0.250%	09/20/2016	1.576%			8,400	(451)	(294)	(157)
France Government Bond	UAG	0.250%	09/20/2016	1.576%			2,800	(150)	(176)	26
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.581%			700	4	0	4
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.874%			2,200	104	0	104
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%			1,600	84	0	84
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.874%			2,400	122	0	122
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.874%			1,900	116	0	116
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.454%			100	(1)	(6)	5
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.964%			1,000	1	(29)	30
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.487%			200	(4)	(1)	(3)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%			1,400	22	24	(2)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%			5,900	84	82	2
Japan Government International Bond	BRC	1.000%	06/20/2015	0.466%			2,400	38	37	1
Japan Government International Bond	BRC	1.000%	12/20/2015	0.568%			1,400	22	25	(3)
Japan Government International Bond	BRC	1.000%	03/20/2016	0.625%			4,400	62	59	3
Japan Government International Bond	DUB	1.000%	09/20/2015	0.501%			9,000	147	149	(2)
Japan Government International Bond	DUB	1.000%	06/20/2017	0.899%			5,900	30	1	29
Japan Government International Bond	GST	1.000%	03/20/2015	0.425%			3,700	59	36	23
Japan Government International Bond	GST	1.000%	06/20/2017	0.899%			7,400	39	2	37
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%			1,200	17	10	7
Japan Government International Bond	MYC	1.000%	12/20/2015	0.568%			1,500	23	26	(3)
Japan Government International Bond	MYC	1.000%	06/20/2017	0.899%			1,700	9	(1)	10

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	UAG	1.000%	12/20/2015	0.568%	$	1,400	$21	$22	$(1)
MetLife, Inc.	CBK	1.000%	12/20/2014	2.061%		8,200	(207)	(217)	10
MetLife, Inc.	FBF	1.000%	12/20/2014	2.061%		1,300	(33)	(20)	(13)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.010%		5,100	1	(39)	40
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.328%		1,900	(29)	(28)	(1)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%		3,400	(12)	(19)	7
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%		7,900	(44)	19	(63)
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		1,900	(29)	(27)	(2)
NRG Energy, Inc.	BOA	5.000%	06/20/2017	5.672%		1,900	(50)	(195)	145
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		1,900	1	(17)	18
Republic of Germany	BRC	0.250%	06/20/2017	0.964%		6,700	(230)	(192)	(38)
Republic of Germany	CBK	0.250%	09/20/2016	0.783%		13,300	(292)	(287)	(5)
Republic of Germany	MYC	0.250%	09/20/2016	0.783%		16,400	(360)	(473)	113
Republic of Korea	BRC	1.000%	06/20/2017	1.174%		1,700	(14)	(21)	7
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		3,300	(27)	(39)	12
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.402%		5,000	16	17	(1)
SLM Corp.	BOA	5.000%	03/20/2016	3.847%		9,000	366	16	350
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.384%	EUR	6,500	(45)	(124)	79
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.281%	$	1,400	28	9	19
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.421%		1,200	26	16	10
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		900	19	17	2
United Kingdom Gilt	GST	1.000%	03/20/2015	0.281%		300	6	2	4
United Kingdom Gilt	GST	1.000%	03/20/2016	0.421%		2,300	49	38	11
United Kingdom Gilt	GST	1.000%	09/20/2016	0.500%		4,400	93	76	17
United Kingdom Gilt	GST	1.000%	06/20/2017	0.648%		3,300	58	58	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		1,600	31	8	23
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		200	4	3	1
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.500%		22,100	469	205	264
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		2,000	43	35	8

							$(2,587)	$(2,901)	$314

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	1,900	$123	$190	$(67)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		1,000	64	99	(35)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		12,200	904	1,439	(535)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	30	50	(20)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		6,100	452	678	(226)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	36	56	(20)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		8,300	615	966	(351)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,800	145	235	(90)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		800	64	104	(40)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		8,198	29	0	29
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		386	3	0	3

						$2,467	$3,817	$(1,350)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	99,000	$70	$(29)	$99
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		54,000	38	(16)	54
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		30,000	21	(6)	27
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,300	57	(7)	64
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		30,000	21	2	19

							$207	$(56)	$263

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	15,400	$129	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,800	12	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		3,000	14	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		20,800	58	(8)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		62,000	537	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,800	292	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		14,300	85	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		14,100	54	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		6,000	56	(11)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		10,100	21	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,900	98	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.050%	08/13/2012		131,600	316	(647)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		7,000	34	0

								$1,706	$(670)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	170	$334,300	$2,996
Sales	0	183,100	567
Closing Buys	(170)	(215,600)	(1,857)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$301,800	$1,706

(l)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	08/01/2042	$2,000	$2,148	$(2,150)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	1,313	$	1,320	JPM	$0	$(22)	$(22)
07/2012	EUR	12,212		15,983	BRC	527	0	527
07/2012		12,212		16,008	DUB	552	0	552
07/2012		15,778		20,480	FBF	543	(32)	511
07/2012		7,281		9,213	GSC	0	(2)	(2)
07/2012		5,509		6,939	HUS	0	(32)	(32)
07/2012		18,343		22,959	JPM	0	(254)	(254)
07/2012		4,682		5,869	UAG	0	(56)	(56)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	GBP	3,807	$	5,935	BPS	$0	$(27)	$(27)
07/2012		1,507		2,378	GSC	18	0	18
07/2012		1,506		2,375	HUS	16	0	16
07/2012	IDR	2,175,000		233	BRC	2	0	2
07/2012		312,796		34	GST	0	0	0
07/2012		22,631,700		2,422	HUS	17	(4)	13
07/2012		953,905		101	UAG	0	0	0
07/2012	MXN	118,700		9,239	HUS	342	0	342
07/2012	$	47,727	EUR	38,100	BPS	616	(127)	489
07/2012		9,845		7,616	BRC	11	(217)	(206)
07/2012		1,530		1,200	CBK	0	(11)	(11)
07/2012		3,231		2,513	DUB	24	(74)	(50)
07/2012		2,498		1,898	FBF	0	(95)	(95)
07/2012		3,985		3,061	HUS	0	(111)	(111)
07/2012		4,421		3,396	JPM	0	(123)	(123)
07/2012		1,704		1,300	MSC	0	(58)	(58)
07/2012		1,656		1,300	RBC	0	(11)	(11)
07/2012		636		500	RYL	0	(4)	(4)
07/2012		4,343		3,300	UAG	0	(166)	(166)
07/2012		278	GBP	177	BRC	0	0	0
07/2012		10,366		6,643	UAG	38	0	38
07/2012		229	IDR	2,175,000	BRC	2	0	2
07/2012		33		312,796	GST	0	0	0
07/2012		2,505		22,631,700	HUS	0	(95)	(95)
07/2012		101		953,905	UAG	1	0	1
08/2012	BRL	5,669	$	2,899	BRC	95	0	95
08/2012		414		200	HUS	0	(5)	(5)
08/2012	EUR	34,700		43,317	BPS	0	(606)	(606)
08/2012	GBP	926		1,440	JPM	0	(10)	(10)
08/2012		6,643		10,366	UAG	0	(38)	(38)
08/2012	JPY	9,680,000		120,456	BRC	0	(712)	(712)
08/2012		1,310,000		16,576	CBK	175	0	175
08/2012	MXN	534,267		37,983	BRC	0	(1,846)	(1,846)
08/2012		41,894		3,001	HUS	0	(126)	(126)
08/2012		16,532		1,200	MSC	0	(34)	(34)
08/2012	$	1,421	MXN	18,625	JPM	2	(33)	(31)
08/2012		56		776	UAG	1	0	1
08/2012		4	SGD	6	UAG	0	0	0
09/2012	CAD	24,337	$	23,676	UAG	0	(186)	(186)
09/2012	EUR	11,036		13,878	UAG	0	(98)	(98)
09/2012	JPY	3,760,000		47,254	DUB	171	0	171
09/2012		263,906		3,292	JPM	2	(14)	(12)
09/2012		433,196		5,438	UAG	20	(7)	13
09/2012	MXN	453,015		32,538	MSC	0	(1,144)	(1,144)
09/2012	$	26,125	EUR	20,940	CBK	392	0	392
09/2012		244		194	JPM	1	0	1
10/2012	MXN	196,391	$	13,601	HUS	0	(974)	(974)
02/2013	CNY	1,264		200	BRC	2	0	2
02/2013		1,259		200	FBF	3	0	3
02/2013		4,421		700	UAG	8	0	8
02/2013	$	800	CNY	5,051	CBK	0	(9)	(9)
02/2013		300		1,893	GST	0	(4)	(4)

						$3,581	$(7,367)	$(3,786)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$2,649	$0	$2,649
Corporate Bonds & Notes
Banking & Finance	2,100	254,596	0	256,696
Industrials	0	113,661	0	113,661
Utilities	0	42,015	0	42,015
Municipal Bonds & Notes
New Jersey	0	3,303	0	3,303
U.S. Government Agencies	0	1,028,320	5	1,028,325
U.S. Treasury Obligations	0	455,547	0	455,547
Mortgage-Backed Securities	0	117,279	0	117,279
Asset-Backed Securities	0	77,470	4,264	81,734
Sovereign Issues	0	83,097	0	83,097
Convertible Preferred Securities
Banking & Finance	8,396	0	0	8,396
Industrials	0	0	6	6
Preferred Securities
Banking & Finance	0	2,216	3,132	5,348
Short-Term Instruments
Certificates of Deposit	0	37,216	0	37,216
Commercial Paper	0	18,298	0	18,298
Repurchase Agreements	0	2,428	0	2,428
Japan Treasury Bills	0	187,754	0	187,755

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Mexico Treasury Bills	$0	$62,482	$33,967	$96,449
U.S. Treasury Bills	0	369	0	369
PIMCO Short-Term Floating NAV Portfolios	177,894	0	0	177,893
	$188,390	$2,488,700	$41,374	$2,718,464

Short Sales, at value	$0	$(2,150)	$0	$(2,150)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,731	0	2,731
Foreign Exchange Contracts	0	3,581	0	3,581
Interest Rate Contracts	9	297	0	306
	$9	$6,609	$0	$6,618

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,229)	0	(3,229)
Foreign Exchange Contracts	0	(7,367)	0	(7,367)
Interest Rate Contracts	0	(670)	0	(670)
	$0	$(11,266)	$0	$(11,266)

Totals	$188,399	$2,481,894	$41,374	$2,711,666

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
U.S. Government Agencies	$6	$0	$(1)	$0	$0	$0	$0	$0	$5	$0
Asset-Backed Securities	0	4,400	(170)	0	0	34	0	0	4,264	34
Convertible Preferred Securities
Industrials	2	0	0	0	0	4	0	0	6	4
Preferred Securities
Banking & Finance	3,155	0	0	0	0	(23)	0	0	3,132	(23)
Short-Term Instruments
Mexico Treasury Bills	0	32,985	0	16	0	966	0	0	33,967	966

Totals	$3,163	$37,385	$(171)	$16	$0	$981	$0	$0	$41,374	$981

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$5	Benchmark Pricing	Base Price	102.57
Asset-Backed Securities	4,264	Third Party Vendor	Broker Quote	100.81
Convertible Preferred Securities
Industrials	6	Other Valuation Techniques	—	—
Preferred Securities
Banking & Finance	3,132	Benchmark Pricing	Base Price	100.18
Short-Term Instruments
Mexico Treasury Bills	33,967	Benchmark Pricing	Base Price	9.89

Total	$41,374

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

June 30, 2012 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$3,581	$0	$3,581
Unrealized appreciation on OTC swap agreements	0	2,188	0	0	263	2,451

	$0	$2,188	$0	$3,581	$263	$6,032

Liabilities:
Written options outstanding	$0	$0	$0	$0	$670	$670
Variation margin payable on financial derivative instruments (2)	0	173	0	0	4	177
Unrealized depreciation on foreign currency contracts	0	0	0	7,367	0	7,367
Unrealized depreciation on OTC swap agreements	0	3,229	0	0	0	3,229

	$0	$3,402	$0	$7,367	$674	$11,443

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$2,141	$2,141
Net realized gain on written options	0	0	0	0	1,799	1,799
Net realized gain on swaps	0	1,381	0	0	5,584	6,965
Net realized gain on foreign currency transactions	0	0	0	10,575	0	10,575

	$0	$1,381	$0	$10,575	$9,524	$21,480

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$203	$203
Net change in unrealized (depreciation) on written options	0	0	0	0	(1,715)	(1,715)
Net change in unrealized appreciation (depreciation) on swaps	0	5,863	0	0	(3,343)	2,520
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(7,337)	0	(7,337)

	$0	$5,863	$0	$(7,337)	$(4,855)	$(6,329)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $9 and open centrally cleared swaps cumulative appreciation of $577 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$645	$(340)	$305
BPS	(157)	0	(157)
BRC	(1,663)	1,556	(107)
CBK	(154)	695	541
DUB	441	(280)	161
FBF	(6)	0	(6)
GLM	21	0	21
GSC	16	0	16
GST	406	(210)	196
HUS	(1,176)	369	(807)
JPM	(604)	504	(100)
MSC	(1,236)	(1,328)	(2,564)
MYC	318	(535)	(217)
RBC	(11)	0	(11)
RYL	(651)	543	(108)
UAG	(535)	(280)	(815)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

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Notes to Financial Statements (Cont.)

Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular

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circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

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Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar

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Notes to Financial Statements (Cont.)

valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market

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value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Notes to Financial Statements (Cont.)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the

U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the

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Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of

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Notes to Financial Statements (Cont.)

Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in

28	PIMCO VARIABLE INSURANCE TRUST

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unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial

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derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

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Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors,

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stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$32,544	$22,408

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$481,486	$1,378,137	$(1,729,100)	$210	$(66)	$130,667	$338

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$0	$90,028	$(42,800)	$(2)	$0	$47,226	$28

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Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,499,047	$7,923,775	$241,178	$189,476

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	630	$6,616	2,045	$21,403
Administrative Class	16,307	171,468	36,426	381,598
Advisor Class	12,250	128,695	19,540	204,573
Issued as reinvestment of distributions
Institutional Class	67	702	111	1,163
Administrative Class	1,340	14,103	2,109	22,064
Advisor Class	423	4,455	532	5,563
Cost of shares redeemed
Institutional Class	(1,649)	(17,368)	(1,385)	(14,518)
Administrative Class	(18,527)	(194,621)	(29,366)	(306,883)
Advisor Class	(4,240)	(44,600)	(9,367)	(97,399)
Net increase resulting from Portfolio share transactions	6,601	$69,450	20,645	$217,564

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 57% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$2,708,414	$25,242	$(15,192)	$10,050

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT51SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Low Duration Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	37.8%
Short-Term Instruments	19.1%
U.S. Treasury Obligations	16.8%
Corporate Bonds & Notes	15.2%
Mortgage-Backed Securities	4.3%
Other	6.8%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO Low Duration Portfolio Advisor Class	2.97%	2.19%	5.43%	5.19%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.11%	0.79%	3.28%	3.53%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,029.70	$1,021.13
Expenses Paid During Period*	$3.78	$3.77
Net Annualized Expense Ratio	0.75%	0.75%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed like-duration U.S. Treasuries during the reporting period.

»	Allocations to investment-grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the high yield sector added to returns as high yield securities outpaced like-duration U.S. Treasuries during the reporting period.

»	Currency strategies designed to benefit from a depreciation of the euro, during the first half of the reporting period, detracted from performance as the euro appreciated versus the U.S. dollar.

»	Exposure to emerging market securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) added to returns as five-year U.S. Treasury yields fell during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Advisor Class
Net asset value beginning of year or period	$10.38		$10.44	$10.11	$9.68	$10.30	$10.06
Net investment income (a)	0.07		0.13	0.13	0.22	0.40	0.47
Net realized/unrealized gain (loss)	0.24		(0.02)	0.39	1.03	(0.46)	0.25
Total income (loss) from investment operations	0.31		0.11	0.52	1.25	(0.06)	0.72
Dividends from net investment income	(0.11)		(0.17)	(0.16)	(0.35)	(0.40)	(0.48)
Distributions from net realized capital gains	0.00		0.00	(0.03)	(0.47)	(0.16)	0.00
Total distributions	(0.11)		(0.17)	(0.19)	(0.82)	(0.56)	(0.48)
Net asset value end of year or period	$10.58		$10.38	$10.44	$10.11	$9.68	$10.30
Total return	2.97%		1.01%	5.18%	13.21%	(0.52)%	7.33%
Net assets end of year or period (000s)	$485,652		$388,854	$279,176	$186,668	$2,154	$308
Ratio of expenses to average net assets	0.75	%*	0.75%	0.75%	0.75%	0.84%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.65%
Ratio of net investment income to average net assets	1.37	%*	1.27%	1.23%	2.08%	4.06%	4.69%
Portfolio turnover rate	398	%**	456%**	351%**	662%	293%	72%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$2,538,143
Investments in Affiliates, at value	177,893
Repurchase agreements, at value	2,428
Deposits with counterparty	98
Foreign currency, at value	1,520
Receivable for investments sold	327,236
Receivable for Portfolio shares sold	860
Interest and dividends receivable	6,801
Dividends receivable from Affiliates	63
OTC swap premiums paid	5,201
Unrealized appreciation on foreign currency contracts	3,581
Unrealized appreciation on OTC swap agreements	2,451
3,066,275

Liabilities:
Payable for investments purchased	$1,154,869
Payable for investments in Affiliates purchased	39
Payable for short sales	2,150
Deposits from counterparty	4,702
Payable for Portfolio shares redeemed	4,695
Overdraft due to custodian	10
Written options outstanding	670
Accrued investment advisory fees	397
Accrued supervisory and administrative fees	397
Accrued distribution fees	102
Accrued servicing fees	170
Variation margin payable on financial derivative instruments	177
OTC swap premiums received	4,313
Unrealized depreciation on foreign currency contracts	7,367
Unrealized depreciation on OTC swap agreements	3,229
1,183,287

Net Assets	$1,882,988

Net Assets Consist of:
Paid in capital	$1,882,351
Undistributed net investment income	3,790
Accumulated undistributed net realized (loss)	(10,579)
Net unrealized appreciation	7,426
$1,882,988

Net Assets:
Institutional Class	$54,194
Administrative Class	1,343,142
Advisor Class	485,652

Shares Issued and Outstanding:
Institutional Class	5,120
Administrative Class	126,897
Advisor Class	45,883

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.58
Administrative Class	10.58
Advisor Class	10.58

Cost of Investments	$2,527,742
Cost of Investments in Affiliates	$177,902
Cost of Repurchase Agreements	$2,428
Cost of Foreign Currency Held	$1,521
Proceeds Received on Short Sales	$2,148
Premiums Received on Written Options	$1,706

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$18,367
Dividends	433
Dividends from Affiliate investments	366
Total Income	19,166

Expenses:
Investment advisory fees	2,252
Supervisory and administrative fees	2,252
Servicing fees – Administrative Class	985
Distribution and/or servicing fees – Advisor Class	549
Trustees’ fees	11
Interest expense	9
Miscellaneous expense	1
Total Expenses	6,059

Net Investment Income	13,107

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,787
Net realized gain on Affiliate investments	208
Net realized gain on futures contracts	2,141
Net realized gain on written options	1,799
Net realized gain on swaps	6,965
Net realized gain on foreign currency transactions	9,139
Net change in unrealized appreciation on investments	20,367
Net change in unrealized (depreciation) on Affiliate investments	(66)
Net change in unrealized appreciation on futures contracts	203
Net change in unrealized (depreciation) on written options	(1,715)
Net change in unrealized appreciation on swaps	2,520
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(7,328)
Net Gain	41,020

Net Increase in Net Assets Resulting from Operations	$54,127

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$13,107	$23,478
Net realized gain	26,831	6,708
Net realized gain (loss) on Affiliate investments	208	(199)
Net change in unrealized appreciation (depreciation)	14,047	(12,817)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(66)	130
Net increase resulting from operations	54,127	17,300

Distributions to Shareholders:
From net investment income
Institutional Class	(702)	(1,163)
Administrative Class	(14,103)	(22,065)
Advisor Class	(4,455)	(5,563)

Total Distributions	(19,260)	(28,791)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	69,450	217,564

Total Increase in Net Assets	104,317	206,073

Net Assets:
Beginning of period	1,778,671	1,572,598
End of period*	$1,882,988	$1,778,671

*Including undistributed net investment income of:	$3,790	$9,943

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Charter Communications, Inc.
3.500% due 09/06/2016		$461	$458
HCA, Inc.
2.495% due 11/17/2013		2,200	2,191

Total Bank Loan Obligations (Cost $2,638)			2,649

CORPORATE BONDS & NOTES 21.9%

BANKING & FINANCE 13.6%
Ally Financial, Inc.
2.667% due 12/01/2014		1,000	960
3.667% due 02/11/2014		1,000	998
3.868% due 06/20/2014		1,200	1,195
4.500% due 02/11/2014		1,200	1,220
ANZ National International Ltd.
6.200% due 07/19/2013		1,000	1,049
Australia & New Zealand Banking Group Ltd.
1.316% due 05/08/2013		4,200	4,209
Banco Bradesco S.A.
2.566% due 05/16/2014		7,100	7,094
Banco do Brasil S.A.
4.500% due 01/22/2015		600	638
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,664
Banco Santander Chile
2.875% due 11/13/2012		4,500	4,511
3.750% due 09/22/2015		2,900	2,915
Bank of America Corp.
6.000% due 09/01/2017		1,250	1,351
7.375% due 05/15/2014		1,500	1,614
Bank of Montreal
1.950% due 01/30/2018		6,300	6,494
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		1,400	1,479
Bank One Corp.
5.250% due 01/30/2013		848	869
Banque PSA Finance S.A.
2.361% due 04/04/2014		2,500	2,433
Bear Stearns Cos. LLC
6.250% due 12/07/2012	AUD	1,300	1,339
BNP Paribas S.A.
0.869% due 04/08/2013		$5,200	5,156
BPCE S.A.
2.375% due 10/04/2013		400	394
BRFkredit A/S
0.717% due 04/15/2013		4,200	4,201
Caledonia Generating LLC
1.950% due 02/28/2022 (a)		2,100	2,100
Citigroup, Inc.
1.317% due 02/15/2013		2,500	2,500
1.919% due 01/13/2014		2,600	2,590
5.500% due 04/11/2013		7,100	7,302
5.625% due 08/27/2012		3,800	3,823
Credit Agricole S.A.
1.916% due 01/21/2014		5,200	5,054
DanFin Funding Ltd.
1.167% due 07/16/2013		9,700	9,737
Dexia Credit Local S.A.
0.867% due 03/05/2013		9,100	8,830
0.946% due 04/29/2014		4,200	3,943

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eksportfinans ASA
2.000% due 09/15/2015		$400	$358
2.375% due 05/25/2016		2,500	2,225
5.500% due 06/26/2017		1,200	1,167
Export-Import Bank of Korea
2.268% due 03/21/2015		8,400	8,388
FCE Bank PLC
7.125% due 01/15/2013	EUR	4,800	6,272
FIH Erhvervsbank A/S
0.838% due 06/13/2013		$15,700	15,707
First Horizon National Corp.
5.375% due 12/15/2015		900	951
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		3,600	3,632
7.000% due 10/01/2013		1,350	1,444
7.000% due 04/15/2015		900	1,002
8.000% due 06/01/2014		100	111
8.700% due 10/01/2014		400	456
Golden West Financial Corp.
4.750% due 10/01/2012		600	606
Goldman Sachs Group, Inc.
1.070% due 01/30/2017	EUR	7,900	8,884
3.300% due 05/03/2015		$400	400
5.250% due 07/27/2021		6,100	6,212
6.125% due 02/14/2017	GBP	200	333
HSBC USA, Inc.
2.375% due 02/13/2015		$800	810
Industrial Bank of Korea
3.750% due 09/29/2016		2,200	2,299
ING Bank NV
1.518% due 03/15/2013		6,000	6,003
1.868% due 06/09/2014		1,500	1,481
3.900% due 03/19/2014		1,100	1,155
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,150
6.500% due 09/01/2014		11,200	11,872
6.625% due 11/15/2013		1,805	1,873
Intesa Sanpaolo SpA
2.867% due 02/24/2014		2,300	2,161
JPMorgan Chase & Co.
3.150% due 07/05/2016		3,000	3,089
KFW
3.875% due 01/21/2019	EUR	600	872
4.375% due 07/04/2018		1,200	1,778
Lloyds TSB Bank PLC
2.816% due 01/24/2014		$3,400	3,420
Merrill Lynch & Co., Inc.
1.228% due 09/15/2026		900	644
5.571% due 10/04/2012		7,800	7,840
6.500% due 07/15/2018		100	108
National Australia Bank Ltd.
1.189% due 04/11/2014		9,000	9,009
National Bank of Canada
1.500% due 06/26/2015		3,300	3,313
Nationwide Building Society
2.500% due 08/17/2012		1,200	1,203
PNC Preferred Funding Trust
2.118% due 03/15/2017 (d)		1,100	829
Prudential Covered Trust
2.997% due 09/30/2015		3,300	3,355
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,521
5.000% due 07/21/2020		5,000	5,625
Rabobank Group
4.200% due 05/13/2014		2,000	2,091

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
1.247% due 10/14/2016		$200	$157
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		600	628
SLM Corp.
0.992% due 06/17/2013	EUR	1,100	1,357
Tayarra Ltd.
3.628% due 02/15/2022		$1,938	2,094
UBS AG
1.466% due 01/28/2014		1,000	995
Wachovia Corp.
0.837% due 10/15/2016		3,400	3,235
Waha Aerospace BV
3.925% due 07/28/2020		4,760	4,972
Westpac Banking Corp.
2.250% due 11/19/2012		6,900	6,947

			256,696

INDUSTRIALS 6.1%
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		6,400	6,455
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,255
Caterpillar, Inc.
0.637% due 05/21/2013		6,000	6,021
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	6,431
COX Communications, Inc.
4.625% due 06/01/2013		1,675	1,734
7.125% due 10/01/2012		8,000	8,120
Daimler Finance North America LLC
1.668% due 09/13/2013		1,600	1,610
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	9,259
Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,300
EOG Resources, Inc.
1.216% due 02/03/2014		6,600	6,658
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,768
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		200	210
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,675
Hewlett-Packard Co.
0.747% due 05/24/2013		3,800	3,793
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,161
Kraft Foods, Inc.
1.344% due 07/10/2013		9,400	9,437
2.625% due 05/08/2013		8,100	8,222
Noble Group Ltd.
6.750% due 01/29/2020		5,000	4,850
Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,252
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	168
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		$6,000	6,119
Time Warner Cable, Inc.
6.200% due 07/01/2013		3,000	3,153
Volkswagen International Finance NV
0.911% due 10/01/2012		5,500	5,504
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	506

			113,661

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	$4,800	$5,087
BellSouth Corp.
4.020% due 04/26/2021	5,600	5,743
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	700	818
Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,089
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	2,500	2,637
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,850	6,574
10.500% due 03/25/2014	2,000	2,247
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013	4,000	4,167
Qtel International Finance Ltd.
3.375% due 10/14/2016	2,300	2,396
Qwest Corp.
3.718% due 06/15/2013	8,800	8,810
TNK-BP Finance S.A.
7.500% due 07/18/2016	400	447

		42,015

Total Corporate Bonds & Notes (Cost $410,726)		412,372

MUNICIPAL BONDS & NOTES 0.2%

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	3,300	3,303

Total Municipal Bonds & Notes (Cost $3,300)		3,303

U.S. GOVERNMENT AGENCIES 54.6%
Fannie Mae
0.305% due 12/25/2036 - 07/25/2037	1,094	1,059
0.555% due 04/25/2037	781	782
0.595% due 07/25/2037 - 03/25/2044	4,224	4,224
0.645% due 05/25/2031 - 11/25/2032	401	401
0.750% due 12/25/2022	113	114
0.985% due 03/25/2040	6,296	6,361
1.050% due 04/25/2023	128	130
1.100% due 02/25/2023	7	7
1.125% due 04/27/2017	3,800	3,842
1.150% due 05/25/2022 - 06/17/2027	72	73
1.250% due 01/30/2017	7,000	7,121
1.353% due 07/01/2042 - 06/01/2043	537	542
1.403% due 09/01/2041	345	353
1.553% due 09/01/2040	3	3
2.053% due 11/01/2035	90	94
2.283% due 09/01/2035	516	548
2.485% due 07/01/2035	140	149
2.500% due 07/01/2027	6,000	6,188
3.000% due 07/01/2027 - 06/01/2042	36,900	38,638
3.500% due 08/01/2042	12,000	12,585
4.000% due 03/01/2023 - 08/01/2042	381,937	406,557
4.500% due 04/01/2013 - 08/01/2042	160,350	172,186

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.506% due 12/01/2036	$38	$40
4.636% due 09/01/2034	28	30
5.000% due 02/13/2017 - 08/01/2042	134,944	146,334
5.250% due 09/15/2016	100	118
5.375% due 06/12/2017	1,400	1,699
5.500% due 07/01/2028 - 08/01/2042	46,010	50,235
6.000% due 03/01/2017 - 01/01/2039	36,944	40,778
6.244% due 12/25/2042	13	15
6.500% due 04/01/2036 - 11/01/2036	446	507
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	4,200	4,370
Federal Housing Administration
7.430% due 10/01/2020	5	5
Freddie Mac
0.285% due 12/25/2036	1,537	1,529
0.392% due 07/15/2019 - 08/15/2019	2,247	2,246
0.505% due 08/25/2031	210	205
0.542% due 05/15/2036	596	597
0.592% due 12/15/2030	34	34
0.642% due 06/15/2018	51	51
1.000% due 03/08/2017	16,600	16,717
1.353% due 02/25/2045	425	412
2.521% due 09/01/2035	597	634
2.589% due 07/01/2035	275	294
4.500% due 05/01/2039 - 08/01/2042	84,298	90,114
5.000% due 05/01/2024 - 12/01/2041	2,696	2,921
5.500% due 08/23/2017 - 07/01/2038	2,479	2,726
6.000% due 09/01/2016 - 07/01/2042	1,031	1,131
6.500% due 07/25/2043	88	101
Ginnie Mae
6.000% due 09/15/2017	1,598	1,709
Small Business Administration
5.600% due 09/01/2028	706	816

Total U.S. Government Agencies (Cost $1,022,486)		1,028,325

U.S. TREASURY OBLIGATIONS 24.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)(h)(i)	115,808	120,676
0.625% due 07/15/2021	6,125	6,834
U.S. Treasury Notes
0.625% due 05/31/2017	11,700	11,653
0.750% due 06/30/2017 (a)	67,900	68,012
0.875% due 12/31/2016	15,600	15,749
0.875% due 01/31/2017	82,700	83,462
0.875% due 02/28/2017	44,300	44,708
0.875% due 04/30/2017	39,100	39,424
1.000% due 03/31/2017	63,300	64,210
1.375% due 11/30/2018	800	819

Total U.S. Treasury Obligations (Cost $453,724)		455,547

MORTGAGE-BACKED SECURITIES 6.2%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035	1,373	1,118
American Home Mortgage Investment Trust
2.569% due 10/25/2034	561	514
2.736% due 02/25/2045	244	212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Corp.
0.525% due 07/25/2037		$1,847	$1,322
5.700% due 01/20/2047		800	489
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		749	710
Banc of America Mortgage Securities, Inc.
2.839% due 08/25/2034		4,623	4,179
2.973% due 07/25/2034		1,386	1,256
3.120% due 05/25/2033		775	712
6.500% due 10/25/2031		14	15
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049		660	686
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		3,257	3,035
2.634% due 04/25/2033		8	7
2.805% due 08/25/2035		568	385
2.814% due 01/25/2035		364	326
2.897% due 02/25/2033		2	2
2.922% due 01/25/2034		37	37
3.078% due 03/25/2035		3,213	3,173
3.096% due 07/25/2034		546	437
5.584% due 04/25/2033		13	13
Bear Stearns Alt-A Trust
0.405% due 02/25/2034		709	583
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	432
5.471% due 01/12/2045		1,200	1,382
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		749	420
2.846% due 01/26/2036		1,388	827
CC Mortgage Funding Corp.
0.525% due 01/25/2035		113	90
Citigroup Mortgage Loan Trust, Inc.
2.600% due 05/25/2035		310	287
2.644% due 08/25/2035		1,373	669
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,600	4,066
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		769	438
6.000% due 10/25/2033		23	22
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036		703	451
2.620% due 11/25/2034		1,034	856
2.647% due 11/20/2034		2,097	1,722
2.709% due 02/20/2035		1,754	1,442
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		2	1
3.936% due 05/15/2038		5,807	5,896
Credit Suisse Mortgage Capital Certificates
5.448% due 01/15/2049		1,365	1,381
5.851% due 03/15/2039		400	441
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035		1,500	1,454
Epic Opera PLC
1.263% due 07/28/2016	GBP	979	1,449
First Horizon Alternative Mortgage Securities
2.560% due 09/25/2034		$2,095	1,847
First Horizon Asset Securities, Inc.
2.625% due 02/25/2035		3,121	2,891
2.658% due 08/25/2035		604	498
GMAC Mortgage Corp. Loan Trust
2.947% due 11/19/2035		341	274
Granite Master Issuer PLC
0.344% due 12/20/2054		848	816
0.384% due 12/20/2054		5,457	5,251
0.951% due 12/20/2054	GBP	885	1,324

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Mortgages PLC
1.121% due 01/20/2044	EUR	158	$194
1.298% due 09/20/2044	GBP	993	1,503
1.393% due 01/20/2044		137	207
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$14	14
0.325% due 01/25/2047 ^		4	4
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		1,946	1,726
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	216
5.444% due 03/10/2039		1,900	2,116
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,573	1,564
GSR Mortgage Loan Trust
2.651% due 09/25/2035		1,467	1,434
2.792% due 09/25/2034		254	204
Harborview Mortgage Loan Trust
0.463% due 05/19/2035		167	105
3.091% due 07/19/2035		907	655
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	1,200	1,526
Impac CMB Trust
1.245% due 07/25/2033		$258	232
Indymac Index Mortgage Loan Trust
2.668% due 12/25/2034		459	355
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	675
5.882% due 02/15/2051		1,300	1,484
JPMorgan Mortgage Trust
5.005% due 02/25/2035		267	268
5.750% due 01/25/2036		64	59
LB-UBS Commercial Mortgage Trust
5.713% due 09/15/2045		1,400	1,483
MASTR Asset Securitization Trust
5.500% due 09/25/2033		22	23
Mellon Residential Funding Corp.
0.722% due 06/15/2030		206	197
Merrill Lynch Floating Trust
0.779% due 07/09/2021		15,028	14,733
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		517	380
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,951
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		426	346
1.239% due 10/25/2035		241	210
2.192% due 01/25/2029		29	28
4.250% due 10/25/2035		993	893
Morgan Stanley Capital, Inc.
5.809% due 12/12/2049		300	349
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045		700	797
Opera Finance PLC
1.243% due 04/25/2017	GBP	4,785	6,943
Opteum Mortgage Acceptance Corp.
0.525% due 12/25/2035		$1,169	833
Prime Mortgage Trust
0.645% due 02/25/2019		2	2
0.645% due 02/25/2034		20	18
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035		1,410	986
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		50	53
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		378	223
2.740% due 02/25/2034		535	521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.742% due 08/25/2035		$408	$326
2.756% due 08/25/2034		739	683
Structured Asset Mortgage Investments, Inc.
0.525% due 02/25/2036		234	128
0.903% due 09/19/2032		8	7
Structured Asset Securities Corp.
2.797% due 10/28/2035		386	307
UBS Commercial Mortgage Trust
1.138% due 07/15/2024		758	731
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		2,792	2,601
0.332% due 09/15/2021		4,170	4,041
5.421% due 04/15/2047		1,150	1,191
WaMu Mortgage Pass-Through Certificates
0.515% due 12/25/2045		201	160
0.585% due 01/25/2045		1,493	1,177
0.898% due 01/25/2047		484	323
1.347% due 11/25/2042		83	72
1.349% due 05/25/2041		42	39
1.547% due 06/25/2042		49	40
1.547% due 08/25/2042		210	170
2.390% due 02/27/2034		35	35
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 12/25/2034		643	636
2.610% due 01/25/2035		880	838
2.614% due 03/25/2035		656	632
2.622% due 03/25/2036		716	636
4.913% due 09/25/2035		160	158

Total Mortgage-Backed Securities (Cost $120,148)			117,279

ASSET-BACKED SECURITIES 4.3%
ACE Securities Corp.
0.305% due 10/25/2036		133	37
AMMC CDO
0.703% due 08/08/2017		3,128	3,042
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		13	10
Asset-Backed Securities Corp. Home Equity
0.520% due 09/25/2034		286	251
1.892% due 03/15/2032		176	142
Atrium CDO Corp.
0.896% due 06/27/2015		2,367	2,341
Babson CLO Ltd.
0.787% due 11/15/2016		1,461	1,445
0.838% due 06/15/2016		235	233
Bear Stearns Asset-Backed Securities Trust
1.245% due 10/25/2037		3,133	1,986
Cougar CLO PLC
1.777% due 07/15/2020	EUR	11,514	13,854
Countrywide Asset-Backed Certificates
0.505% due 05/25/2036		$1,479	1,423
0.725% due 12/25/2031		39	21
0.945% due 12/25/2033		2,432	1,962
1.045% due 03/25/2033		1,920	1,532
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		9	7
Dryden Leveraged Loan CDO
0.717% due 05/22/2017		2,710	2,646
Educational Services of America, Inc.
1.395% due 09/25/2040		4,230	4,264
Equity One ABS, Inc.
0.805% due 11/25/2032		10	8
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036		17	5
Gulf Stream Compass CLO Ltd.
0.726% due 01/24/2020		14,251	13,853

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Home Equity Loan Trust
0.534% due 01/20/2034		$1,391	$1,278
Leopard CLO BV
1.283% due 04/21/2020	EUR	939	1,142
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		$34	28
Merrill Lynch Mortgage Investors, Inc.
0.445% due 08/25/2036		1,400	1,270
Morgan Stanley Investment Management Croton Ltd.
0.727% due 01/15/2018		1,603	1,557
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		2,391	2,429
Renaissance Home Equity Loan Trust
0.745% due 12/25/2033		5,774	4,926
SLC Student Loan Trust
4.750% due 06/15/2033		2,396	2,303
SLM Student Loan Trust
0.546% due 10/25/2021		1,583	1,578
0.981% due 10/25/2023	EUR	5,500	6,513
1.342% due 12/15/2021		$1,817	1,821
1.892% due 12/15/2017		1,952	1,957
3.500% due 08/17/2043		3,321	3,267
South Carolina Student Loan Corp.
1.217% due 03/02/2020		2,000	1,996
Structured Asset Investment Loan Trust
0.605% due 10/25/2035		738	607

Total Asset-Backed Securities (Cost $83,572)			81,734

SOVEREIGN ISSUES 4.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	127	65
10.000% due 01/01/2017		5,367	2,744
Hydro Quebec
2.000% due 06/30/2016		$12,800	13,267
Kommunalbanken A/S
1.375% due 06/08/2017		7,000	6,985
Korea Development Bank
3.250% due 03/09/2016		5,300	5,499
8.000% due 01/23/2014		1,700	1,859
Mexico Government International Bond
6.250% due 06/16/2016	MXN	48,000	3,793
Netherlands Government Bond
4.000% due 07/15/2018	EUR	1,100	1,592
4.000% due 07/15/2019		2,000	2,920
Province of Ontario
0.950% due 05/26/2015		$17,600	17,693
3.150% due 06/02/2022	CAD	8,100	8,221
3.200% due 09/08/2016		800	832
4.000% due 06/02/2021		1,200	1,306
4.200% due 06/02/2020		100	110
4.300% due 03/08/2017		9,000	9,814
4.400% due 06/02/2019		400	445
Province of Quebec
4.250% due 12/01/2021		2,100	2,313
4.500% due 12/01/2017		600	664
4.500% due 12/01/2018		200	223
Republic of Korea
4.875% due 09/22/2014		$600	647
5.125% due 12/07/2016		500	565
5.750% due 04/16/2014		500	539
Societe Financement de l’Economie Francaise
0.667% due 07/16/2012		1,000	1,001

Total Sovereign Issues (Cost $81,803)			83,097

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)	7,463	$8,396

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032	4,000	6

Total Convertible Preferred Securities (Cost $6,010)		8,402

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
DG Funding Trust
2.829% due 07/30/2012 (d)	420	3,132
Farm Credit Bank
10.000% due 12/15/2020 (d)	1,900	2,216

Total Preferred Securities (Cost $6,419)		5,348

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.6%

CERTIFICATES OF DEPOSIT 2.0%
Banco Bradesco S.A.
1.955% due 01/24/2013	$1,200	1,207
Banco do Brasil S.A.
0.000% due 08/17/2012	7,900	7,892
0.000% due 06/28/2013	7,300	7,224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of Nova Scotia
0.865% due 10/18/2012		$4,600	$4,604
Intesa Sanpaolo SpA.
2.375% due 12/21/2012		7,200	7,022
Itau Unibanco Holding S.A.
0.000% due 11/06/2012		3,300	3,300
1.622% due 11/05/2012		6,000	5,967

			37,216

COMMERCIAL PAPER 1.0%
Devon Energy Corp.
0.400% due 07/09/2012		7,200	7,199
Dominion Resources, Inc.
0.410% due 07/16/2012		5,000	4,999
0.420% due 07/13/2012		3,500	3,500
Pacific Gas & Electric Co.
0.430% due 07/09/2012		600	600
Xstrata Finance Canada Ltd.
0.480% due 07/09/2012		2,000	2,000

			18,298

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012		2,428	2,428

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $2,477. Repurchase proceeds are $2,428.)

JAPAN TREASURY BILLS 10.0%
0.099% due 08/13/2012 - 09/24/2012 (b)	JPY	15,010,000	187,755

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 5.1%
4.508% due 07/05/2012 - 10/18/2012 (b)	MXN	1,298,200	$96,449

U.S. TREASURY BILLS 0.0%
0.205% due 06/27/2013 (g)		$370	369

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 9.4%
PIMCO Short-Term Floating NAV Portfolio		13,040,578	130,667
PIMCO Short-Term Floating NAV Portfolio III		4,721,240	47,226

			177,893

Total Short-Term Instruments (Cost $517,246)			520,408

Total Investments 144.4% (Cost $2,708,072)			$2,718,464

Written Options (l) (0.0%) (Premiums $1,706)			(670)

Other Assets and Liabilities (Net) (44.4%)			(834,806)

Net Assets 100.0%			$1,882,988

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $66,097 at a weighted average interest rate of (0.070%).
(g)	Securities with an aggregate market value of $3,975 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $63 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2015	19	$9

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,025 and cash of $98 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	$	1,782	$61	$9
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017		50,500	280	534

					$341	$543

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	8,300	$34	$34

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.396%	$	1,000	$23	$28	$(5)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	06/20/2014	2.922%	$		1,800	$74	$70	$4
Australia Government Bond	BOA	1.000%	06/20/2017	0.682%			900	14	11	3
Australia Government Bond	CBK	1.000%	06/20/2017	0.682%			800	13	9	4
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.162%			1,100	(6)	(14)	8
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	1.368%			1,000	(17)	(22)	5
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%			5,100	(25)	(39)	14
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%			1,000	(5)	(16)	11
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%			27,000	(314)	(52)	(262)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%			1,000	(5)	(10)	5
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.269%			1,300	(12)	(6)	(6)
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.492%			2,700	(61)	(41)	(20)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%			400	(2)	(4)	2
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%			2,700	(63)	(42)	(21)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%			500	(3)	(5)	2
China Government International Bond	FBF	1.000%	06/20/2017	1.152%			700	(4)	(9)	5
Credit Agricole S.A.	DUB	3.000%	06/20/2016	5.592%		EUR	4,500	(510)	150	(660)
Credit Agricole S.A.	FBF	3.000%	06/20/2016	5.592%			3,400	(386)	106	(492)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.007%	$		2,600	0	1	(1)
Export-Import Bank of China	DUB	1.000%	12/20/2016	1.582%			2,300	(57)	(186)	129
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	1.217%		1,000		(9)	(64)	55
France Government Bond	BRC	0.250%	06/20/2017	1.817%			5,700	(417)	(478)	61
France Government Bond	CBK	0.250%	12/20/2015	1.369%			500	(19)	(13)	(6)
France Government Bond	CBK	0.250%	09/20/2016	1.576%			2,100	(113)	(121)	8
France Government Bond	DUB	0.250%	09/20/2016	1.576%			400	(21)	(25)	4
France Government Bond	HUS	0.250%	09/20/2016	1.576%			5,100	(273)	(195)	(78)
France Government Bond	HUS	0.250%	06/20/2017	1.817%			5,800	(425)	(484)	59
France Government Bond	JPM	0.250%	09/20/2016	1.576%			3,300	(177)	(209)	32
France Government Bond	MYC	0.250%	09/20/2016	1.576%			8,400	(451)	(294)	(157)
France Government Bond	UAG	0.250%	09/20/2016	1.576%			2,800	(150)	(176)	26
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.581%			700	4	0	4
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.874%			2,200	104	0	104
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%			1,600	84	0	84
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.874%			2,400	122	0	122
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.874%			1,900	116	0	116
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.454%			100	(1)	(6)	5
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.964%			1,000	1	(29)	30
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.487%			200	(4)	(1)	(3)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%			1,400	22	24	(2)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%			5,900	84	82	2
Japan Government International Bond	BRC	1.000%	06/20/2015	0.466%			2,400	38	37	1
Japan Government International Bond	BRC	1.000%	12/20/2015	0.568%			1,400	22	25	(3)
Japan Government International Bond	BRC	1.000%	03/20/2016	0.625%			4,400	62	59	3
Japan Government International Bond	DUB	1.000%	09/20/2015	0.501%			9,000	147	149	(2)
Japan Government International Bond	DUB	1.000%	06/20/2017	0.899%			5,900	30	1	29
Japan Government International Bond	GST	1.000%	03/20/2015	0.425%			3,700	59	36	23
Japan Government International Bond	GST	1.000%	06/20/2017	0.899%			7,400	39	2	37
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%			1,200	17	10	7
Japan Government International Bond	MYC	1.000%	12/20/2015	0.568%			1,500	23	26	(3)
Japan Government International Bond	MYC	1.000%	06/20/2017	0.899%			1,700	9	(1)	10

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	UAG	1.000%	12/20/2015	0.568%	$	1,400	$21	$22	$(1)
MetLife, Inc.	CBK	1.000%	12/20/2014	2.061%		8,200	(207)	(217)	10
MetLife, Inc.	FBF	1.000%	12/20/2014	2.061%		1,300	(33)	(20)	(13)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.010%		5,100	1	(39)	40
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.328%		1,900	(29)	(28)	(1)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%		3,400	(12)	(19)	7
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%		7,900	(44)	19	(63)
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		1,900	(29)	(27)	(2)
NRG Energy, Inc.	BOA	5.000%	06/20/2017	5.672%		1,900	(50)	(195)	145
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		1,900	1	(17)	18
Republic of Germany	BRC	0.250%	06/20/2017	0.964%		6,700	(230)	(192)	(38)
Republic of Germany	CBK	0.250%	09/20/2016	0.783%		13,300	(292)	(287)	(5)
Republic of Germany	MYC	0.250%	09/20/2016	0.783%		16,400	(360)	(473)	113
Republic of Korea	BRC	1.000%	06/20/2017	1.174%		1,700	(14)	(21)	7
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		3,300	(27)	(39)	12
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.402%		5,000	16	17	(1)
SLM Corp.	BOA	5.000%	03/20/2016	3.847%		9,000	366	16	350
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.384%	EUR	6,500	(45)	(124)	79
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.281%	$	1,400	28	9	19
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.421%		1,200	26	16	10
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		900	19	17	2
United Kingdom Gilt	GST	1.000%	03/20/2015	0.281%		300	6	2	4
United Kingdom Gilt	GST	1.000%	03/20/2016	0.421%		2,300	49	38	11
United Kingdom Gilt	GST	1.000%	09/20/2016	0.500%		4,400	93	76	17
United Kingdom Gilt	GST	1.000%	06/20/2017	0.648%		3,300	58	58	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		1,600	31	8	23
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		200	4	3	1
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.500%		22,100	469	205	264
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		2,000	43	35	8

							$(2,587)	$(2,901)	$314

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	1,900	$123	$190	$(67)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		1,000	64	99	(35)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		12,200	904	1,439	(535)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	30	50	(20)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		6,100	452	678	(226)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	36	56	(20)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		8,300	615	966	(351)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,800	145	235	(90)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		800	64	104	(40)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		8,198	29	0	29
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		386	3	0	3

						$2,467	$3,817	$(1,350)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	99,000	$70	$(29)	$99
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		54,000	38	(16)	54
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		30,000	21	(6)	27
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,300	57	(7)	64
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		30,000	21	2	19

							$207	$(56)	$263

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	15,400	$129	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,800	12	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		3,000	14	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		20,800	58	(8)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		62,000	537	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		11,800	292	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		14,300	85	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		14,100	54	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		6,000	56	(11)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		10,100	21	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,900	98	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.050%	08/13/2012		131,600	316	(647)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		7,000	34	0

								$1,706	$(670)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	170	$334,300	$2,996
Sales	0	183,100	567
Closing Buys	(170)	(215,600)	(1,857)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$301,800	$1,706

(l)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	08/01/2042	$2,000	$2,148	$(2,150)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	1,313	$	1,320	JPM	$0	$(22)	$(22)
07/2012	EUR	12,212		15,983	BRC	527	0	527
07/2012		12,212		16,008	DUB	552	0	552
07/2012		15,778		20,480	FBF	543	(32)	511
07/2012		7,281		9,213	GSC	0	(2)	(2)
07/2012		5,509		6,939	HUS	0	(32)	(32)
07/2012		18,343		22,959	JPM	0	(254)	(254)
07/2012		4,682		5,869	UAG	0	(56)	(56)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	GBP	3,807	$	5,935	BPS	$0	$(27)	$(27)
07/2012		1,507		2,378	GSC	18	0	18
07/2012		1,506		2,375	HUS	16	0	16
07/2012	IDR	2,175,000		233	BRC	2	0	2
07/2012		312,796		34	GST	0	0	0
07/2012		22,631,700		2,422	HUS	17	(4)	13
07/2012		953,905		101	UAG	0	0	0
07/2012	MXN	118,700		9,239	HUS	342	0	342
07/2012	$	47,727	EUR	38,100	BPS	616	(127)	489
07/2012		9,845		7,616	BRC	11	(217)	(206)
07/2012		1,530		1,200	CBK	0	(11)	(11)
07/2012		3,231		2,513	DUB	24	(74)	(50)
07/2012		2,498		1,898	FBF	0	(95)	(95)
07/2012		3,985		3,061	HUS	0	(111)	(111)
07/2012		4,421		3,396	JPM	0	(123)	(123)
07/2012		1,704		1,300	MSC	0	(58)	(58)
07/2012		1,656		1,300	RBC	0	(11)	(11)
07/2012		636		500	RYL	0	(4)	(4)
07/2012		4,343		3,300	UAG	0	(166)	(166)
07/2012		278	GBP	177	BRC	0	0	0
07/2012		10,366		6,643	UAG	38	0	38
07/2012		229	IDR	2,175,000	BRC	2	0	2
07/2012		33		312,796	GST	0	0	0
07/2012		2,505		22,631,700	HUS	0	(95)	(95)
07/2012		101		953,905	UAG	1	0	1
08/2012	BRL	5,669	$	2,899	BRC	95	0	95
08/2012		414		200	HUS	0	(5)	(5)
08/2012	EUR	34,700		43,317	BPS	0	(606)	(606)
08/2012	GBP	926		1,440	JPM	0	(10)	(10)
08/2012		6,643		10,366	UAG	0	(38)	(38)
08/2012	JPY	9,680,000		120,456	BRC	0	(712)	(712)
08/2012		1,310,000		16,576	CBK	175	0	175
08/2012	MXN	534,267		37,983	BRC	0	(1,846)	(1,846)
08/2012		41,894		3,001	HUS	0	(126)	(126)
08/2012		16,532		1,200	MSC	0	(34)	(34)
08/2012	$	1,421	MXN	18,625	JPM	2	(33)	(31)
08/2012		56		776	UAG	1	0	1
08/2012		4	SGD	6	UAG	0	0	0
09/2012	CAD	24,337	$	23,676	UAG	0	(186)	(186)
09/2012	EUR	11,036		13,878	UAG	0	(98)	(98)
09/2012	JPY	3,760,000		47,254	DUB	171	0	171
09/2012		263,906		3,292	JPM	2	(14)	(12)
09/2012		433,196		5,438	UAG	20	(7)	13
09/2012	MXN	453,015		32,538	MSC	0	(1,144)	(1,144)
09/2012	$	26,125	EUR	20,940	CBK	392	0	392
09/2012		244		194	JPM	1	0	1
10/2012	MXN	196,391	$	13,601	HUS	0	(974)	(974)
02/2013	CNY	1,264		200	BRC	2	0	2
02/2013		1,259		200	FBF	3	0	3
02/2013		4,421		700	UAG	8	0	8
02/2013	$	800	CNY	5,051	CBK	0	(9)	(9)
02/2013		300		1,893	GST	0	(4)	(4)

						$3,581	$(7,367)	$(3,786)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$2,649	$0	$2,649
Corporate Bonds & Notes
Banking & Finance	2,100	254,596	0	256,696
Industrials	0	113,661	0	113,661
Utilities	0	42,015	0	42,015
Municipal Bonds & Notes
New Jersey	0	3,303	0	3,303
U.S. Government Agencies	0	1,028,320	5	1,028,325
U.S. Treasury Obligations	0	455,547	0	455,547
Mortgage-Backed Securities	0	117,279	0	117,279
Asset-Backed Securities	0	77,470	4,264	81,734
Sovereign Issues	0	83,097	0	83,097
Convertible Preferred Securities
Banking & Finance	8,396	0	0	8,396
Industrials	0	0	6	6
Preferred Securities
Banking & Finance	0	2,216	3,132	5,348
Short-Term Instruments
Certificates of Deposit	0	37,216	0	37,216
Commercial Paper	0	18,298	0	18,298
Repurchase Agreements	0	2,428	0	2,428
Japan Treasury Bills	0	187,754	0	187,755

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Mexico Treasury Bills	$0	$62,482	$33,967	$96,449
U.S. Treasury Bills	0	369	0	369
PIMCO Short-Term Floating NAV Portfolios	177,894	0	0	177,893
	$188,390	$2,488,700	$41,374	$2,718,464

Short Sales, at value	$0	$(2,150)	$0	$(2,150)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,731	0	2,731
Foreign Exchange Contracts	0	3,581	0	3,581
Interest Rate Contracts	9	297	0	306
	$9	$6,609	$0	$6,618

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,229)	0	(3,229)
Foreign Exchange Contracts	0	(7,367)	0	(7,367)
Interest Rate Contracts	0	(670)	0	(670)
	$0	$(11,266)	$0	$(11,266)

Totals	$188,399	$2,481,894	$41,374	$2,711,666

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
U.S. Government Agencies	$6	$0	$(1)	$0	$0	$0	$0	$0	$5	$0
Asset-Backed Securities	0	4,400	(170)	0	0	34	0	0	4,264	34
Convertible Preferred Securities
Industrials	2	0	0	0	0	4	0	0	6	4
Preferred Securities
Banking & Finance	3,155	0	0	0	0	(23)	0	0	3,132	(23)
Short-Term Instruments
Mexico Treasury Bills	0	32,985	0	16	0	966	0	0	33,967	966

Totals	$3,163	$37,385	$(171)	$16	$0	$981	$0	$0	$41,374	$981

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$5	Benchmark Pricing	Base Price	102.57
Asset-Backed Securities	4,264	Third Party Vendor	Broker Quote	100.81
Convertible Preferred Securities
Industrials	6	Other Valuation Techniques	—	—
Preferred Securities
Banking & Finance	3,132	Benchmark Pricing	Base Price	100.18
Short-Term Instruments
Mexico Treasury Bills	33,967	Benchmark Pricing	Base Price	9.89

Total	$41,374

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

June 30, 2012 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$3,581	$0	$3,581
Unrealized appreciation on OTC swap agreements	0	2,188	0	0	263	2,451

	$0	$2,188	$0	$3,581	$263	$6,032

Liabilities:
Written options outstanding	$0	$0	$0	$0	$670	$670
Variation margin payable on financial derivative instruments (2)	0	173	0	0	4	177
Unrealized depreciation on foreign currency contracts	0	0	0	7,367	0	7,367
Unrealized depreciation on OTC swap agreements	0	3,229	0	0	0	3,229

	$0	$3,402	$0	$7,367	$674	$11,443

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$2,141	$2,141
Net realized gain on written options	0	0	0	0	1,799	1,799
Net realized gain on swaps	0	1,381	0	0	5,584	6,965
Net realized gain on foreign currency transactions	0	0	0	10,575	0	10,575

	$0	$1,381	$0	$10,575	$9,524	$21,480

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$203	$203
Net change in unrealized (depreciation) on written options	0	0	0	0	(1,715)	(1,715)
Net change in unrealized appreciation (depreciation) on swaps	0	5,863	0	0	(3,343)	2,520
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(7,337)	0	(7,337)

	$0	$5,863	$0	$(7,337)	$(4,855)	$(6,329)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $9 and open centrally cleared swaps cumulative appreciation of $577 as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$645	$(340)	$305
BPS	(157)	0	(157)
BRC	(1,663)	1,556	(107)
CBK	(154)	695	541
DUB	441	(280)	161
FBF	(6)	0	(6)
GLM	21	0	21
GSC	16	0	16
GST	406	(210)	196
HUS	(1,176)	369	(807)
JPM	(604)	504	(100)
MSC	(1,236)	(1,328)	(2,564)
MYC	318	(535)	(217)
RBC	(11)	0	(11)
RYL	(651)	543	(108)
UAG	(535)	(280)	(815)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar

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Notes to Financial Statements (Cont.)

valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market

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value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Notes to Financial Statements (Cont.)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the

U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the

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Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of

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Notes to Financial Statements (Cont.)

Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in

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unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors,

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$32,544	$22,408

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$481,486	$1,378,137	$(1,729,100)	$210	$(66)	$130,667	$338

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$0	$90,028	$(42,800)	$(2)	$0	$47,226	$28

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,499,047	$7,923,775	$241,178	$189,476

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	630	$6,616	2,045	$21,403
Administrative Class	16,307	171,468	36,426	381,598
Advisor Class	12,250	128,695	19,540	204,573
Issued as reinvestment of distributions
Institutional Class	67	702	111	1,163
Administrative Class	1,340	14,103	2,109	22,064
Advisor Class	423	4,455	532	5,563
Cost of shares redeemed
Institutional Class	(1,649)	(17,368)	(1,385)	(14,518)
Administrative Class	(18,527)	(194,621)	(29,366)	(306,883)
Advisor Class	(4,240)	(44,600)	(9,367)	(97,399)
Net increase resulting from Portfolio share transactions	6,601	$69,450	20,645	$217,564

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 57% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$2,708,414	$25,242	$(15,192)	$10,050

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT49SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Money Market Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Treasury Repurchase Agreements	44.9%
Government Agency Repurchase Agreements	34.3%
Government Agency Debt	10.5%
Treasury Debt	10.3%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Money Market Portfolio Administrative Class	0.05%	0.05%	0.03%	0.06%	0.97%	1.68%	2.25%
Citigroup 3-Month Treasury Bill Index±	—	—	0.03%	0.04%	0.87%	1.77%	2.33%
Lipper Money Market Fund Index±±	—	—	0.01%	0.01%	1.00%	1.65%	2.21%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.47% for Administrative Class shares.

Money market funds are not insured or guaranteed by Federal Deposit Insurance Corporation (FDIC) or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper, Inc. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,000.30	$1,024.12
Expenses Paid During Period*	$0.75	$0.75
Net Annualized Expense Ratio**	0.15%	0.15%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

»	The Portfolio focused its investments in high quality, short maturity assets and ended the reporting period with a high average quality.

»	The Portfolio’s weighted average maturity increased over the reporting period, which detracted from returns as short-term rates increased.

»	The Portfolio maintained a large allocation to high quality repurchase agreements in order to maintain a high degree of liquidity and minimize interest rate risk in the short end of the yield curve.

»	The Portfolio maintained an allocation to Agency debt which provided a yield advantage over U.S. Treasury Bills.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.02	0.05
Total income from investment operations	0.00		0.00	0.00	0.00	0.02	0.05
Dividends from net investment income	0.00	^	0.00 ^	0.00 ^	0.00 ^	(0.02)	(0.05)
Total distributions	0.00		0.00	0.00	0.00	(0.02)	(0.05)
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%		0.06%	0.05%	0.11%	2.24%	4.86%
Net assets end of year or period (000s)	$33,176		$39,286	$47,775	$55,381	$58,511	$167,465
Ratio of expenses to average net assets	0.15	%*	0.11%	0.22%	0.33%	0.48%	0.49	%(b)
Ratio of expenses to average net assets excluding waivers	0.47	%*	0.47%	0.47%	0.50%	0.48%	0.49	%(b)
Ratio of net investment income to average net assets	0.04	%*	0.04%	0.04%	0.08%	2.58%	4.76%

+	Unaudited
^	Reflects an amount rounding to less than one cent.
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$39,616
Repurchase agreements, at value	150,621
Cash	1
Interest receivable	84
190,322

Liabilities:
Payable for Portfolio shares redeemed	$79
Accrued investment advisory fees	21
Accrued supervisory and administrative fees	10
110

Net Assets	$190,212

Net Assets Consist of:
Paid in capital	$190,188
(Overdistributed) net investment income	(14)
Accumulated undistributed net realized gain	38
$190,212

Net Assets:
Institutional Class	$157,036
Administrative Class	33,176

Shares Issued and Outstanding:
Institutional Class	157,015
Administrative Class	33,171

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments	$39,616
Cost of Repurchase Agreements	$150,621

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$229
Total Income	229

Expenses:
Investment advisory fees	140
Supervisory and administrative fees	233
Servicing fees – Administrative Class	27
Trustees’ fees	1
Interest expense	2
Miscellaneous expense	6
Total Expenses	409
Waiver and/or Reimbursement by PIMCO	(232)
Net Expenses	177

Net Investment Income	52

Net Realized Gain:
Net realized gain on investments	18
Net Gain	18

Net Increase in Net Assets Resulting from Operations	$70

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

(Decrease) in Net Assets from:

Operations:
Net investment income	$52	$107
Net realized gain	18	34
Net increase resulting from operations	70	141

Distributions to Shareholders:
From net investment income
Institutional Class	(56)	(122)
Administrative Class	(10)	(25)

Total Distributions	(66)	(147)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(53,012)	(15,745)

Total (Decrease) in Net Assets	(53,008)	(15,751)

Net Assets:
Beginning of period	243,220	258,971
End of period*	$190,212	$243,220

*Including undistributed (overdistributed) net investment income of:	$(14)	$0

**	See note 9 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Money Market Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 100.0%

GOVERNMENT AGENCY DEBT 10.5%
Ally Financial, Inc.
2.200% due 12/19/2012 (b)	$315	$318
Fannie Mae
3.625% due 02/12/2013	2,800	2,858
4.375% due 07/17/2013	1,900	1,981
Federal Home Loan Bank
0.180% due 12/28/2012	8,800	8,799
0.280% due 07/26/2013	2,600	2,600
Freddie Mac
0.142% due 01/09/2013	3,400	3,398

		19,954

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 34.3%
Barclays Capital, Inc.
0.170% due 07/02/2012	9,000	9,000
(Dated 06/29/2012. Collateralized by Freddie Mac 3.500% due 06/01/2042 valued at $9,344. Repurchase proceeds are $9,000.)
BNP Paribas Securities Corp.
0.280% due 07/02/2012	19,000	19,000
(Dated 06/29/2012. Collateralized by Fannie Mae 3.500% due 06/01/2042 valued at $19,708. Repurchase proceeds are $19,000.)
Citigroup Global Markets, Inc.
0.220% due 07/02/2012	9,300	9,300
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $9,490. Repurchase proceeds are $9,300.)
Goldman Sachs Group, Inc.
(The) 0.190% due 07/02/2012	9,300	9,300
(Dated 06/29/2012. Collateralized by Fannie Mae 3.500% due 07/01/2042 valued at $9,618. Repurchase proceeds are $9,300.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley & Co., Inc.
0.210% due 07/02/2012	$9,300	$9,300
(Dated 06/29/2012. Collateralized by Freddie Mac 1.625% due 04/15/2013 valued at $9,498. Repurchase proceeds are $9,300.)
RBS Securities, Inc.
0.210% due 07/02/2012	9,300	9,300
(Dated 06/29/2012. Collateralized by Fannie Mae 0.760% due 06/12/2015 valued at $9,487. Repurchase proceeds are $9,300.)

		65,200

TREASURY DEBT 10.3%
U.S. Treasury Bills
0.176% due 03/07/2013 - 05/02/2013 (a)	19,690	19,662

TREASURY REPURCHASE AGREEMENTS 44.9%
Bank of Nova Scotia
0.200% due 07/02/2012	9,400	9,400
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $9,597. Repurchase proceeds are $9,400.)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	19,000	19,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/30/2013 valued at $19,410. Repurchase proceeds are $19,000.)
HSBC Bank USA N.A.
0.220% due 07/02/2012	9,300	9,300
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.125% due 11/30/2014 valued at $9,490. Repurchase proceeds are $9,300.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	$19,000	$19,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% - 1.125% due 12/15/2012 - 09/15/2014 valued at $19,410. Repurchase proceeds are $19,000.)
RBC Capital Markets LLC
0.200% due 07/02/2012	9,300	9,300
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $9,498. Repurchase proceeds are $9,300.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	421	421
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $862. Repurchase proceeds are $421.)
TD Securities (USA) LLC
0.190% due 07/02/2012	19,000	19,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $19,429. Repurchase proceeds are $19,000.)

		85,421

Total Short-Term Instruments (Cost $190,237)		190,237

Total Investments 100.0% (Cost $190,237)		$190,237

Other Assets and Liabilities (Net) 0.0%		(25)

Net Assets 100.0%		$190,212

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.
(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$19,954	$0	$19,954
Government Agency Repurchase Agreements	0	65,200	0	65,200
Treasury Debt	0	19,662	0	19,662
Treasury Repurchase Agreements	0	85,421	0	85,421
	$0	$190,237	$0	$190,237

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncement  In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

12	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available

(Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the

SEMIANNUAL REPORT	JUNE 30, 2012	13

Notes to Financial Statements (Cont.)

U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in fixed income securities expose the Portfolio to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. Pacific Investment Management Company LLC (“PIMCO”), as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the

Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s Supervisory and Administrative Fee, any service fees applicable to a class of the Portfolio, or to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will

SEMIANNUAL REPORT	JUNE 30, 2012	15

Notes to Financial Statements (Cont.)

be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield. As of June 30, 2012, the recoverable amount to PIMCO was $1,072,306.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,994	$3,175

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	18,039	$18,039	9,756	$9,756
Administrative Class	1,826	1,827	9,352	9,352
Issued as reinvestment of distributions
Institutional Class	56	56	122	122
Administrative Class	10	10	25	25
Cost of shares redeemed
Institutional Class	(64,996)	(64,996)	(17,136)	(17,136)
Administrative Class	(7,948)	(7,948)	(17,864)	(17,864)
Net (decrease) resulting from Portfolio share transactions	(53,013)	$(53,012)	(15,745)	$(15,745)

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 87% of the Portfolio.

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

10. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

11. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$190,237	$0	$0	$0

12. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	17

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT53SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Money Market Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Treasury Repurchase Agreements	44.9%
Government Agency Repurchase Agreements	34.3%
Government Agency Debt	10.5%
Treasury Debt	10.3%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	7-Day Yield	30-Day Yield	60 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Money Market Portfolio Institutional Class	0.05%	0.05%	0.03%	0.06%	1.02%	1.79%	2.23%
Citigroup 3-Month Treasury Bill Index±	—	—	0.03%	0.04%	0.87%	1.77%	2.22%	**
Lipper Money Market Fund Index±±	—	—	0.01%	0.01%	1.00%	1.65%	2.08%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.32% for Institutional Class shares.

Money market funds are not insured or guaranteed by Federal Deposit Insurance Corporation (FDIC) or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper, Inc. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,000.30	$1,024.12
Expenses Paid During Period*	$0.75	$0.75
Net Annualized Expense Ratio**	0.15%	0.15%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

»	The Portfolio focused its investments in high quality, short maturity assets and ended the reporting period with a high average quality.

»	The Portfolio’s weighted average maturity increased over the reporting period, which detracted from returns as short-term rates increased.

»	The Portfolio maintained a large allocation to high quality repurchase agreements in order to maintain a high degree of liquidity and minimize interest rate risk in the short end of the yield curve.

»	The Portfolio maintained an allocation to Agency debt which provided a yield advantage over U.S. Treasury Bills.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Institutional Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.02	0.05
Total income from investment operations	0.00		0.00	0.00	0.00	0.02	0.05
Dividends from net investment income	0.00	^	0.00 ^	0.00 ^	0.00 ^	(0.02)	(0.05)
Total distributions	0.00		0.00	0.00	0.00	(0.02)	(0.05)
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%		0.06%	0.05%	0.14%	2.39%	5.01%
Net assets end of year or period (000s)	$157,036		$203,934	$211,196	$210,746	$217,370	$213,882
Ratio of expenses to average net assets	0.15	%*	0.11%	0.22%	0.31%	0.33%	0.34	%(b)
Ratio of expenses to average net assets excluding waivers	0.32	%*	0.32%	0.32%	0.35%	0.33%	0.34	%(b)
Ratio of net investment income to average net assets	0.04	%*	0.04%	0.04%	0.10%	2.35%	4.91%

+	Unaudited
^	Reflects an amount rounding to less than one cent.
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$39,616
Repurchase agreements, at value	150,621
Cash	1
Interest receivable	84
190,322

Liabilities:
Payable for Portfolio shares redeemed	$79
Accrued investment advisory fees	21
Accrued supervisory and administrative fees	10
110

Net Assets	$190,212

Net Assets Consist of:
Paid in capital	$190,188
(Overdistributed) net investment income	(14)
Accumulated undistributed net realized gain	38
$190,212

Net Assets:
Institutional Class	$157,036
Administrative Class	33,176

Shares Issued and Outstanding:
Institutional Class	157,015
Administrative Class	33,171

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments	$39,616
Cost of Repurchase Agreements	$150,621

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$229
Total Income	229

Expenses:
Investment advisory fees	140
Supervisory and administrative fees	233
Servicing fees – Administrative Class	27
Trustees’ fees	1
Interest expense	2
Miscellaneous expense	6
Total Expenses	409
Waiver and/or Reimbursement by PIMCO	(232)
Net Expenses	177

Net Investment Income	52

Net Realized Gain:
Net realized gain on investments	18
Net Gain	18

Net Increase in Net Assets Resulting from Operations	$70

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

(Decrease) in Net Assets from:

Operations:
Net investment income	$52	$107
Net realized gain	18	34
Net increase resulting from operations	70	141

Distributions to Shareholders:
From net investment income
Institutional Class	(56)	(122)
Administrative Class	(10)	(25)

Total Distributions	(66)	(147)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(53,012)	(15,745)

Total (Decrease) in Net Assets	(53,008)	(15,751)

Net Assets:
Beginning of period	243,220	258,971
End of period*	$190,212	$243,220

*Including undistributed (overdistributed) net investment income of:	$(14)	$0

**	See note 9 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Money Market Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 100.0%

GOVERNMENT AGENCY DEBT 10.5%
Ally Financial, Inc.
2.200% due 12/19/2012 (b)	$315	$318
Fannie Mae
3.625% due 02/12/2013	2,800	2,858
4.375% due 07/17/2013	1,900	1,981
Federal Home Loan Bank
0.180% due 12/28/2012	8,800	8,799
0.280% due 07/26/2013	2,600	2,600
Freddie Mac
0.142% due 01/09/2013	3,400	3,398

		19,954

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 34.3%
Barclays Capital, Inc.
0.170% due 07/02/2012	9,000	9,000
(Dated 06/29/2012. Collateralized by Freddie Mac 3.500% due 06/01/2042 valued at $9,344. Repurchase proceeds are $9,000.)
BNP Paribas Securities Corp.
0.280% due 07/02/2012	19,000	19,000
(Dated 06/29/2012. Collateralized by Fannie Mae 3.500% due 06/01/2042 valued at $19,708. Repurchase proceeds are $19,000.)
Citigroup Global Markets, Inc.
0.220% due 07/02/2012	9,300	9,300
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $9,490. Repurchase proceeds are $9,300.)
Goldman Sachs Group, Inc.
(The) 0.190% due 07/02/2012	9,300	9,300
(Dated 06/29/2012. Collateralized by Fannie Mae 3.500% due 07/01/2042 valued at $9,618. Repurchase proceeds are $9,300.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley & Co., Inc.
0.210% due 07/02/2012	$9,300	$9,300
(Dated 06/29/2012. Collateralized by Freddie Mac 1.625% due 04/15/2013 valued at $9,498. Repurchase proceeds are $9,300.)
RBS Securities, Inc.
0.210% due 07/02/2012	9,300	9,300
(Dated 06/29/2012. Collateralized by Fannie Mae 0.760% due 06/12/2015 valued at $9,487. Repurchase proceeds are $9,300.)

		65,200

TREASURY DEBT 10.3%
U.S. Treasury Bills
0.176% due 03/07/2013 - 05/02/2013 (a)	19,690	19,662

TREASURY REPURCHASE AGREEMENTS 44.9%
Bank of Nova Scotia
0.200% due 07/02/2012	9,400	9,400
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $9,597. Repurchase proceeds are $9,400.)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	19,000	19,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/30/2013 valued at $19,410. Repurchase proceeds are $19,000.)
HSBC Bank USA N.A.
0.220% due 07/02/2012	9,300	9,300
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.125% due 11/30/2014 valued at $9,490. Repurchase proceeds are $9,300.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	$19,000	$19,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% - 1.125% due 12/15/2012 - 09/15/2014 valued at $19,410. Repurchase proceeds are $19,000.)
RBC Capital Markets LLC
0.200% due 07/02/2012	9,300	9,300
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $9,498. Repurchase proceeds are $9,300.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	421	421
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $862. Repurchase proceeds are $421.)
TD Securities (USA) LLC
0.190% due 07/02/2012	19,000	19,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $19,429. Repurchase proceeds are $19,000.)

		85,421

Total Short-Term Instruments (Cost $190,237)		190,237

Total Investments 100.0% (Cost $190,237)		$190,237

Other Assets and Liabilities (Net) 0.0%		(25)

Net Assets 100.0%		$190,212

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.
(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$19,954	$0	$19,954
Government Agency Repurchase Agreements	0	65,200	0	65,200
Treasury Debt	0	19,662	0	19,662
Treasury Repurchase Agreements	0	85,421	0	85,421
	$0	$190,237	$0	$190,237

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncement  In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

12	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available

(Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the

SEMIANNUAL REPORT	JUNE 30, 2012	13

Notes to Financial Statements (Cont.)

U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in fixed income securities expose the Portfolio to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. Pacific Investment Management Company LLC (“PIMCO”), as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the

Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s Supervisory and Administrative Fee, any service fees applicable to a class of the Portfolio, or to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will

SEMIANNUAL REPORT	JUNE 30, 2012	15

Notes to Financial Statements (Cont.)

be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield. As of June 30, 2012, the recoverable amount to PIMCO was $1,072,306.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,994	$3,175

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	18,039	$18,039	9,756	$9,756
Administrative Class	1,826	1,827	9,352	9,352
Issued as reinvestment of distributions
Institutional Class	56	56	122	122
Administrative Class	10	10	25	25
Cost of shares redeemed
Institutional Class	(64,996)	(64,996)	(17,136)	(17,136)
Administrative Class	(7,948)	(7,948)	(17,864)	(17,864)
Net (decrease) resulting from Portfolio share transactions	(53,013)	$(53,012)	(15,745)	$(15,745)

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 87% of the Portfolio.

10. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

11. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$190,237	$0	$0	$0

12. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	17

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT55SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Real Return Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	55.6%
Short-Term Instruments	27.1%
Corporate Bonds & Notes	7.0%
Mortgage-Backed Securities	3.2%
Sovereign Issues	2.9%
Other	4.2%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Real Return Portfolio Administrative Class	5.19%	11.76%	8.92%	7.52%	8.33%
Barclays U.S. TIPS Index±	4.04%	11.65%	8.44%	7.23%	7.89%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,051.90	$1,021.53
Expenses Paid During Period*	$3.42	$3.37
Net Annualized Expense Ratio	0.67%	0.67%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns during the reporting period amid a continued rally in real yields on the back of expectations for the Federal Reserve to keep interest rates low for a prolonged period of time and a tepid global growth outlook.

»

While the Portfolio’s overall underweight to U.S. real duration (or sensitivity to changes in real interest rates) detracted from performance, the focus on intermediate maturity U.S. TIPS was a strong contributor to performance and more than offset the negative impact of the overall underweight.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	Exposure to short term Brazilian rates contributed to performance as yields rallied during the reporting period.

»

Exposure to select investment grade corporate securities, especially within the financials sector, during the first quarter of the reporting period benefited returns as spreads over U.S. Treasuries narrowed.

»

Short euro exposure benefited performance as the euro depreciated against the U.S. dollar. However, short Australian dollar exposure earlier in the reporting period detracted from performance as the Australian dollar appreciated versus the U.S. dollar.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$13.95		$13.14	$12.44	$11.26	$12.57	$11.93
Net investment income (a)	0.16		0.28	0.20	0.40	0.45	0.56
Net realized/unrealized gain (loss)	0.56		1.24	0.81	1.64	(1.30)	0.67
Total income (loss) from investment operations	0.72		1.52	1.01	2.04	(0.85)	1.23
Dividends from net investment income	(0.12)		(0.29)	(0.19)	(0.38)	(0.44)	(0.56)
Distributions from net realized capital gains	0.00		(0.42)	(0.12)	(0.48)	(0.02)	(0.03)
Total distributions	(0.12)		(0.71)	(0.31)	(0.86)	(0.46)	(0.59)
Net asset value end of year or period	$14.55		$13.95	$13.14	$12.44	$11.26	$12.57
Total return	5.19%		11.66%	8.10%	18.36%	(7.03)%	10.63%
Net assets end of year or period (000s)	$3,402,990		$2,976,467	$2,293,424	$1,747,803	$1,187,217	$1,082,777
Ratio of expenses to average net assets	0.67	%*	0.65%	0.66%	0.72%	0.71%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.24	%*	2.02%	1.54%	3.30%	3.62%	4.69%
Portfolio turnover rate	33	%**	381%*	489%**	689%	1,014%	901%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$4,395,661
Investments in Affiliates, at value	440,275
Repurchase agreements, at value	1,155,438
Cash	1
Foreign currency, at value	514
Receivable for investments sold	745
Receivable for Portfolio shares sold	3,614
Interest and dividends receivable	22,869
Dividends receivable from Affiliates	36
Variation margin receivable on financial derivative instruments	231
OTC swap premiums paid	7,159
Unrealized appreciation on foreign currency contracts	7,426
Unrealized appreciation on OTC swap agreements	7,272
Other assets	1,093
6,042,334

Liabilities:
Payable for investments purchased	$7,442
Payable for investments in Affiliates purchased	36
Payable for sale-buyback financing transactions	2,116,829
Deposits from counterparty	13,026
Payable for Portfolio shares redeemed	3,401
Written options outstanding	6,152
Accrued investment advisory fees	819
Accrued supervisory and administrative fees	819
Accrued distribution fees	67
Accrued servicing fees	432
Variation margin payable on financial derivative instruments	33
OTC swap premiums received	320
Unrealized depreciation on foreign currency contracts	14,568
Unrealized depreciation on OTC swap agreements	2,498
2,166,442

Net Assets	$3,875,892

Net Assets Consist of:
Paid in capital	$3,493,148
Undistributed net investment income	45,131
Accumulated undistributed net realized gain	209,847
Net unrealized appreciation	127,766
$3,875,892

Net Assets:
Institutional Class	$148,137
Administrative Class	3,402,990
Advisor Class	324,765

Shares Issued and Outstanding:
Institutional Class	10,180
Administrative Class	233,857
Advisor Class	22,318

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.55
Administrative Class	14.55
Advisor Class	14.55

Cost of Investments	$4,267,760
Cost of Investments in Affiliates	$440,295
Cost of Repurchase Agreements	$1,155,438
Cost of Foreign Currency Held	$507
Premiums Received on Written Options	$6,344

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$52,595
Dividends	15
Dividends from Affiliate investments	225
Total Income	52,835

Expenses:
Investment advisory fees	4,589
Supervisory and administrative fees	4,589
Servicing fees – Administrative Class	2,409
Distribution and/or servicing fees – Advisor Class	449
Trustees’ fees	21
Interest expense	453
Miscellaneous expense	2
Total Expenses	12,512

Net Investment Income	40,323

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	18,290
Net realized gain on Affiliate investments	209
Net realized gain on futures contracts	5,464
Net realized gain on written options	4,226
Net realized gain on swaps	2,197
Net realized gain on foreign currency transactions	10,788
Net change in unrealized appreciation on investments	117,005
Net change in unrealized (depreciation) on Affiliate investments	(136)
Net change in unrealized (depreciation) on futures contracts	(3,956)
Net change in unrealized (depreciation) on written options	(3,371)
Net change in unrealized appreciation on swaps	8,234
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,374)
Net Gain	149,576

Net Increase in Net Assets Resulting from Operations	$189,899

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$40,323	$60,431
Net realized gain	40,965	233,130
Net realized gain on Affiliate investments	209	79
Net change in unrealized appreciation	108,538	33,332
Net change in unrealized appreciation (depreciation) on Affiliate investments	(136)	142
Net increase resulting from operations	189,899	327,114

Distributions to Shareholders:
From net investment income
Institutional Class	(1,342)	(2,450)
Administrative Class	(28,405)	(53,656)
Advisor Class	(2,430)	(5,714)
From net realized capital gains
Institutional Class	0	(3,631)
Administrative Class	0	(84,959)
Advisor Class	0	(13,933)

Total Distributions	(32,177)	(164,343)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	108,800	878,862

Total Increase in Net Assets	266,522	1,041,633

Net Assets:
Beginning of period	3,609,370	2,567,737
End of period*	$3,875,892	$3,609,370

*Including undistributed net investment income of:	$45,131	$36,985

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Delos Aircraft, Inc.
4.750% due 04/12/2016		$5,900	$	5,937
NRG Energy, Inc.
4.000% due 07/01/2018		6,930		6,897
Vodafone Americas Finance
6.875% due 08/17/2015		1,329		1,349

Total Bank Loan Obligations (Cost $14,110)				14,183

CORPORATE BONDS & NOTES 10.8%

BANKING & FINANCE 9.2%
Ally Financial, Inc.
3.667% due 02/11/2014		15,400		15,365
3.868% due 06/20/2014		1,400		1,394
6.750% due 12/01/2014		1,600		1,689
ANZ National International Ltd.
6.200% due 07/19/2013		3,200		3,356
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100		5,304
Banco Santander Brasil S.A.
2.568% due 03/18/2014		7,100		6,836
Bank of Montreal
2.850% due 06/09/2015		7,900		8,367
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400		5,481
BPCE S.A.
2.375% due 10/04/2013		7,900		7,775
Citigroup, Inc.
1.317% due 02/15/2013		35,100		35,107
2.467% due 08/13/2013		1,000		1,007
5.300% due 10/17/2012		1,000		1,013
6.000% due 12/13/2013		6,599		6,938
6.400% due 03/27/2013	EUR	5,000		6,550
Commonwealth Bank of Australia
0.748% due 09/17/2014		$4,900		4,923
0.889% due 07/12/2013		20,600		20,684
0.968% due 06/25/2014		7,100		7,164
Danske Bank A/S
1.517% due 04/14/2014		13,700		13,403
Dexia Credit Local S.A.
0.867% due 03/05/2013		4,500		4,415
0.946% due 04/29/2014		21,000		19,756
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		6,100		6,524
7.500% due 08/01/2012		2,446		2,456
HCP, Inc.
6.700% due 01/30/2018		3,000		3,489
HSBC Finance Corp.
0.816% due 07/19/2012		800		800
1.020% due 04/05/2013	EUR	2,100		2,650
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$4,900		5,156
ICICI Bank Ltd.
2.217% due 02/24/2014		3,700		3,589
ING Bank Australia Ltd.
4.170% due 06/24/2014	AUD	800		825
International Lease Finance Corp.
5.625% due 09/20/2013		$1,160		1,192
6.375% due 03/25/2013		1,000		1,025
6.500% due 09/01/2014		1,400		1,484
Macquarie Bank Ltd.
4.100% due 12/17/2013		9,000		9,458
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728		808

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Merrill Lynch & Co., Inc.
1.403% due 09/27/2012	EUR	900	$	1,138
6.050% due 08/15/2012		$14,800		14,882
Morgan Stanley
0.947% due 10/15/2015		1,700		1,516
1.001% due 03/01/2013	EUR	2,600		3,254
2.967% due 05/14/2013		$4,200		4,195
NIBC Bank NV
2.800% due 12/02/2014		21,600		22,426
Nordea Bank AB
1.367% due 01/14/2014		24,500		24,514
Prudential Financial, Inc. CPI Linked Bond
4.600% due 06/10/2013		2,000		2,003
Royal Bank of Scotland Group PLC
2.887% due 08/23/2013		18,700		18,800
Santander UK PLC
0.977% due 08/28/2017	EUR	2,700		2,649
SLM Corp. CPI Linked Bond
3.254% due 04/01/2014		$480		472
Toronto-Dominion Bank
1.625% due 09/14/2016		200		204
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		1,700		1,577
UBS AG
2.250% due 08/12/2013		4,200		4,214
Westpac Banking Corp.
0.658% due 12/14/2012		34,000		34,017
3.585% due 08/14/2014		6,300		6,648

				358,492

INDUSTRIALS 1.3%
Cardinal Health, Inc.
6.000% due 06/15/2017		300		347
DISH DBS Corp.
7.000% due 10/01/2013		5,000		5,275
NXP BV
3.507% due 10/15/2013	EUR	3,507		4,416
Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900		13,387
Rexam PLC
6.750% due 06/01/2013		1,200		1,239
UST LLC
6.625% due 07/15/2012		2,500		2,504
Volkswagen International Finance NV
0.911% due 10/01/2012		22,500		22,516

				49,684

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400		2,544
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100		2,221
7.343% due 04/11/2013		500		520
Petroleos Mexicanos
5.500% due 01/21/2021		1,800		2,043
6.500% due 06/02/2041		2,200		2,579

				9,907

Total Corporate Bonds & Notes (Cost $415,799)				418,083

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600		484

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	$195	$	195

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,020		769

Total Municipal Bonds & Notes (Cost $1,709)			1,448

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.309% due 12/25/2036	123		118
0.395% due 08/25/2034	157		154
0.595% due 05/25/2042	135		136
0.685% due 05/25/2036	131		131
0.750% due 12/18/2013	30,300		30,511
0.925% due 02/25/2041	8,368		8,406
1.250% due 03/14/2014	10,100		10,258
1.353% due 07/01/2044 - 09/01/2044	93		95
2.556% due 05/25/2035	1,000		1,043
2.570% due 11/01/2024	13		13
2.700% due 03/28/2022	11,900		11,970
4.500% due 04/01/2023 - 04/01/2024	7,341		7,879
5.294% due 10/01/2035	589		634
Freddie Mac
0.392% due 10/15/2020	1,680		1,679
0.472% due 02/15/2019	225		225
0.505% due 08/25/2031	88		85
0.592% due 12/15/2030	30		30
0.692% due 08/15/2033	8,595		8,640
1.315% due 10/25/2044	5,277		5,298
1.353% due 02/25/2045	1,622		1,574
2.367% due 01/01/2034	171		181
5.308% due 12/01/2035	427		461
Ginnie Mae
0.544% due 03/20/2037	9,060		9,061
NCUA Guaranteed Notes
0.691% due 10/07/2020	4,611		4,620
0.800% due 12/08/2020	6,052		6,078
Small Business Administration
5.902% due 02/10/2018	482		536
6.020% due 08/01/2028	2,004		2,346

Total U.S. Government Agencies (Cost $110,910)			112,162

U.S. TREASURY OBLIGATIONS 86.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (f)(g)	185,908		193,722
0.125% due 04/15/2017	37,279		39,399
0.125% due 01/15/2022 (g)	304,240		322,565
0.500% due 04/15/2015	21,022		21,848
0.625% due 07/15/2021 (g)	204,965		228,696
0.750% due 02/15/2042	36,555		38,571
1.125% due 01/15/2021	88,024		101,509
1.250% due 04/15/2014	40,878		42,236
1.250% due 07/15/2020 (g)	166,866		194,139
1.375% due 01/15/2020	128,720		149,959
1.625% due 01/15/2015	107,951		114,816
1.750% due 01/15/2028 (g)	97,733		122,800
1.875% due 07/15/2013	56,248		57,650
1.875% due 07/15/2015	37,971		41,338

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.875% due 07/15/2019		$64,655	$	77,475
2.000% due 01/15/2014		44,703		46,450
2.000% due 07/15/2014 (f)		138,766		147,157
2.000% due 01/15/2016		118,865		131,652
2.000% due 01/15/2026		156,813		200,623
2.125% due 01/15/2019		16,718		20,039
2.125% due 02/15/2040		39,811		56,731
2.125% due 02/15/2041		36,769		52,692
2.375% due 01/15/2017		40,218		46,464
2.375% due 01/15/2025 (f)(g)(h)		198,477		262,052
2.375% due 01/15/2027		107,744		144,958
2.500% due 01/15/2029		62,041		86,324
2.625% due 07/15/2017		77,811		92,558
3.625% due 04/15/2028		58,670		90,709
3.875% due 04/15/2029		129,028		209,106

Total U.S. Treasury Obligations (Cost $3,205,030)				3,334,238

MORTGAGE-BACKED SECURITIES 5.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058		3,875		3,963
American Home Mortgage Investment Trust
2.237% due 09/25/2045		640		516
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	8,258		10,465
1.889% due 05/16/2047		310		392
2.136% due 11/19/2047		26,700		33,926
Banc of America Funding Corp.
2.643% due 02/20/2036		$1,556		1,433
5.700% due 01/20/2047		706		432
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		422		406
1.992% due 11/15/2015		9,076		8,605
5.667% due 02/17/2051		1,000		1,109
5.692% due 06/24/2050		1,600		1,791
Banc of America Mortgage Securities, Inc.
3.000% due 02/25/2036		1,152		843
3.112% due 06/25/2035		310		261
4.994% due 11/25/2034		179		168
6.500% due 09/25/2033		46		49
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049		143		143
5.492% due 02/10/2051		420		482
5.805% due 06/10/2049		143		144
BCAP LLC Trust
5.530% due 03/26/2037		2,400		1,872
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		597		583
2.250% due 08/25/2035		488		455
2.400% due 10/25/2035		2,101		1,843
2.570% due 03/25/2035		853		836
2.729% due 01/25/2035		902		735
2.884% due 03/25/2035		868		723
3.078% due 03/25/2035		255		252
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		3,194		2,200
2.955% due 03/25/2036^		1,001		503
Bear Stearns Structured Products, Inc.
2.846% due 01/26/2036		2,950		1,757
Chase Mortgage Finance Corp.
2.989% due 02/25/2037		170		160
Chaseflex Trust
6.000% due 02/25/2037^		856		645
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		91		106
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		73		71

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.230% due 09/25/2035		$379	$	355
2.340% due 09/25/2035		389		343
2.580% due 10/25/2035		1,993		1,753
2.600% due 05/25/2035		93		86
5.019% due 09/25/2037^		1,889		1,201
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200		233
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,318		2,436
Countrywide Alternative Loan Trust
0.415% due 05/25/2047		10,989		6,786
0.424% due 02/20/2047		920		453
0.425% due 05/25/2047		296		168
0.435% due 09/25/2046		10,096		5,356
0.525% due 12/25/2035		50		33
1.147% due 12/25/2035		249		142
6.000% due 01/25/2037 ^		489		331
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/2035		314		269
2.788% due 11/19/2033		66		65
5.240% due 05/20/2036		272		176
5.500% due 08/25/2035		937		897
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,100		3,404
Deutsche ALT-A Securities, Inc.
0.345% due 10/25/2036		34		13
Deutsche Mortgage Securities, Inc.
1.489% due 06/28/2047		405		403
First Horizon Alternative Mortgage Securities
2.592% due 06/25/2034		524		466
First Horizon Asset Securities, Inc.
2.616% due 02/25/2035		2,100		1,966
2.658% due 08/25/2035		1,207		997
Fosse Master Issuer PLC
1.866% due 10/18/2054		7,900		7,947
Granite Mortgages PLC
1.298% due 09/20/2044	GBP	465		705
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$6		6
0.325% due 01/25/2047^		13		13
0.465% due 06/25/2045		491		320
0.515% due 11/25/2045		264		156
GS Mortgage Securities Corp.
1.103% due 03/06/2020		157		156
1.260% due 03/06/2020		1,500		1,480
4.592% due 08/10/2043		6,000		6,719
GSR Mortgage Loan Trust
2.651% due 09/25/2035		1,118		1,093
2.858% due 01/25/2035		648		581
Harborview Mortgage Loan Trust
0.463% due 05/19/2035		148		94
0.523% due 02/19/2036		292		160
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	14,200		18,053
Indymac Index Mortgage Loan Trust
2.668% due 12/25/2034		$328		254
Indymac Mortgage Loan Trust
5.072% due 11/25/2035		1,861		1,449
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310		349
5.794% due 02/12/2051		1,300		1,512
JPMorgan Mortgage Trust
2.721% due 08/25/2035		706		543
2.773% due 08/25/2035		769		693
2.880% due 07/25/2035		611		587
3.055% due 07/25/2035		1,431		1,377
3.164% due 07/27/2037		1,503		1,134

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.005% due 02/25/2035		$1,098	$	1,102
5.318% due 09/25/2035		334		293
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225		255
MASTR Adjustable Rate Mortgages Trust
2.656% due 11/21/2034		700		695
Mellon Residential Funding Corp.
0.682% due 12/15/2030		366		348
0.942% due 11/15/2031		399		390
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		1,723		1,266
5.147% due 12/25/2035		700		629
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200		220
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		690		566
1.239% due 10/25/2035		421		368
1.986% due 10/25/2035		1,983		1,828
Morgan Stanley Capital, Inc.
6.076% due 06/11/2049		600		682
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036		1,114		928
Opteum Mortgage Acceptance Corp.
0.505% due 07/25/2035		83		82
Permanent Master Issuer PLC
2.057% due 07/15/2042	EUR	1,400		1,780
RBSCF Trust
6.203% due 12/16/2049		$2,500		2,853
Residential Accredit Loans, Inc.
0.545% due 08/25/2035		208		124
Securitized Asset Sales, Inc.
0.771% due 11/26/2023		5		5
Sequoia Mortgage Trust
0.444% due 07/20/2036		2,382		1,939
0.593% due 10/19/2026		118		108
Structured Adjustable Rate Mortgage Loan Trust
0.725% due 06/25/2035		115		102
1.547% due 01/25/2035		201		118
2.740% due 02/25/2034		361		352
2.742% due 08/25/2035		297		237
5.500% due 12/25/2034		1,241		1,198
Structured Asset Mortgage Investments, Inc.
0.435% due 06/25/2036		151		94
0.455% due 04/25/2036		633		357
0.493% due 07/19/2035		2,176		1,871
0.903% due 10/19/2034		152		136
Structured Asset Securities Corp.
2.797% due 10/28/2035		151		120
Swan Trust
4.880% due 04/25/2041	AUD	515		526
Vornado DP LLC
4.004% due 09/13/2028		$6,500		7,133
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		1,878		1,750
0.332% due 09/15/2021		3,343		3,240
5.088% due 08/15/2041		1,400		1,498
5.418% due 01/15/2045		410		457
WaMu Mortgage Pass-Through Certificates
0.505% due 11/25/2045		302		240
0.535% due 10/25/2045		1,830		1,475
0.898% due 01/25/2047		1,182		790
0.928% due 05/25/2047		676		440
0.968% due 12/25/2046		157		113
1.147% due 02/25/2046		237		184
1.347% due 11/25/2042		35		30
2.640% due 07/25/2046		1,071		835
2.640% due 11/25/2046		161		121

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.057% due 12/25/2035		$405	$	355
5.505% due 08/25/2035		467		426
Wells Fargo Mortgage-Backed Securities Trust
2.649% due 09/25/2034		203		205

Total Mortgage-Backed Securities (Cost $205,856)				192,446

ASSET-BACKED SECURITIES 3.1%
Access Group, Inc.
1.766% due 10/27/2025		10,570		10,642
AMMC CDO
0.692% due 05/03/2018		374		368
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	3,407		4,006
ARES CLO Ltd.
0.695% due 03/12/2018		$1,941		1,905
Asset-Backed Funding Certificates
0.595% due 06/25/2034		1,329		994
Babson CLO Ltd.
0.787% due 11/15/2016		909		899
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		1		1
0.905% due 10/25/2032		21		18
Citibank Omni Master Trust
2.992% due 08/15/2018		6,500		6,829
Citigroup Mortgage Loan Trust, Inc.
0.325% due 01/25/2037		251		105
College Loan Corp. Trust
0.716% due 01/25/2024		800		775
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		76		80
Countrywide Asset-Backed Certificates
0.425% due 07/25/2036		3,902		3,310
0.495% due 04/25/2036		292		267
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		111		40
Cumberland CLO Ltd.
0.716% due 11/10/2019		2,809		2,760
Duane Street CLO
0.716% due 11/08/2017		1,033		1,016
Equity One ABS, Inc.
0.545% due 04/25/2034		93		66
First CLO Ltd.
0.778% due 12/14/2016		339		337
First Franklin Mortgage Loan Asset-Backed Certificates
0.585% due 11/25/2035		16,243		14,712
GSAMP Trust
0.315% due 12/25/2036		125		76
Harbourmaster CLO Ltd.
0.922% due 06/15/2020	EUR	537		657
Harvest CLO S.A.
1.587% due 03/29/2017		265		331
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036		$10		4
0.295% due 12/25/2036		28		28
Illinois Student Assistance Commission
0.946% due 04/25/2017		634		635
Katonah Ltd.
0.788% due 09/20/2016		2,168		2,138
Landmark CDO Ltd.
0.767% due 06/01/2017		3,771		3,682
Magi Funding PLC
1.314% due 04/11/2021	EUR	2,231		2,660

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	493	$	626
Merrill Lynch Mortgage Investors, Inc.
0.325% due 09/25/2037		$29		6
0.365% due 02/25/2037		462		144
Morgan Stanley IXIS Real Estate Capital Trust
0.295% due 11/25/2036		15		5
Nautique Funding Ltd.
0.717% due 04/15/2020		962		908
Navigare Funding CLO Ltd.
0.727% due 05/20/2019		429		422
Nelnet Student Loan Trust
1.166% due 07/25/2018		979		983
North Carolina State Education Assistance Authority
0.916% due 10/26/2020		5,714		5,710
NYLIM Flatiron CLO Ltd.
0.686% due 08/08/2020		600		575
Pacifica CDO Ltd.
0.817% due 02/15/2017		3,154		3,126
Park Place Securities, Inc.
0.505% due 09/25/2035		31		29
Penta CLO S.A.
1.166% due 06/04/2024	EUR	3,970		4,573
Renaissance Home Equity Loan Trust
1.005% due 12/25/2032		$65		45
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036^		411		89
SLM Student Loan Trust
0.506% due 04/25/2019		8,800		8,498
0.576% due 04/25/2017		96		96
0.916% due 01/25/2017		1,432		1,434
0.981% due 10/25/2023	EUR	3,900		4,619
1.892% due 12/15/2017		$1,686		1,690
1.966% due 04/25/2023		16,743		17,307
2.350% due 04/15/2039		3,559		3,586
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		66		18
Structured Asset Securities Corp.
1.745% due 04/25/2035		828		708
Symphony CLO Ltd.
0.707% due 05/15/2019		3,100		3,010
Wind River CLO Ltd.
0.798% due 12/19/2016		524		511
Wood Street CLO BV
1.347% due 03/29/2021	EUR	604		736

Total Asset-Backed Securities (Cost $118,801)				118,795

SOVEREIGN ISSUES 4.4%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	20,900		29,558
4.000% due 08/20/2020		23,400		46,195
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	2,643		3,375
2.750% due 09/01/2016		9,600		10,009
4.250% due 12/01/2021 (b)		15,886		22,176
Instituto de Credito Oficial
2.405% due 03/25/2014	EUR	16,900		20,674
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,700		4,442
2.750% due 11/20/2025		18,300		23,568
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	55,307		7,219

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
United Kingdom Gilt
0.375% due 03/22/2062 (b)	GBP	2,005	$	3,577

Total Sovereign Issues (Cost $161,799)				170,793

SHORT-TERM INSTRUMENTS 41.9%

REPURCHASE AGREEMENTS 29.8%
Barclays Capital, Inc.
0.180% due 07/06/2012		$1,000,000		1,000,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% - 2.500% due 07/15/2013 - 02/15/2041 valued at $1,014,600. Repurchase proceeds are $1,000,015.)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012		150,000		150,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/15/2015 valued at $153,688. Repurchase proceeds are $150,002.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		2,100		2,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $2,140. Repurchase proceeds are $2,100.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		3,338		3,338
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $3,407. Repurchase proceeds are $3,338.)

				1,155,438

JAPAN TREASURY BILLS 0.6%
0.100% due 07/23/2012	JPY	2,000,000		25,019

U.S. TREASURY BILLS 0.1%
0.174% due 01/10/2013 - 06/27/2013 (a)(d)(f)		$5,910		5,901

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 11.4%
PIMCO Short-Term Floating NAV Portfolio		43,939,665		440,275

Total Short-Term Instruments (Cost $1,626,249)				1,626,633

PURCHASED OPTIONS (j) 0.1%
(Cost $3,230)				2,593

Total Investments 154.6% (Cost $5,863,493)			$	5,991,374

Written Options (k) (0.2%) (Premiums $6,344)				(6,152)

Other Assets and Liabilities (Net) (54.4%)				(2,109,330)

Net Assets 100.0%			$	3,875,892

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $5,721 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $405,670 at a weighted average interest rate of 0.218%.
(f)	Securities with an aggregate market value of $4,641 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $1,236 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	161	$306
90-Day Eurodollar March Futures	Long	03/2014	254	308
90-Day Eurodollar March Futures	Long	03/2015	451	782
Euro-Bund 10-Year Bond September Futures	Short	09/2012	49	259

				$1,655

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $543 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	16,400	$(743)	$(695)

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)		Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.490%	$	300	$(2)	$0	$(2)
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	1.462%		3,500	(116)	0	(116)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	1.462%		1,500	(50)	0	(50)
HCP, Inc.	GST	(2.910%	)	03/20/2018	1.608%		3,000	(213)	0	(213)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.461%		2,000	(24)	0	(24)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.461%		2,000	(9)	0	(9)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.403%		1,200	(13)	0	(13)
UST LLC	BOA	(0.340%	)	09/20/2012	0.129%		2,500	(1)	0	(1)

								$(428)	$0	$(428)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%	$	2,600	$(10)	$(31)	$21
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%		6,000	(337)	(199)	(138)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%		1,000	(3)	(14)	11
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%		600	(2)	(7)	5
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.136%		1,000	(3)	(19)	16
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%		4,300	66	98	(32)
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		1,600	24	33	(9)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.676%		10,300	134	(5)	139
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		2,300	35	47	(12)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		2,300	35	52	(17)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.454%		1,000	(1)	(32)	31
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		700	0	(9)	9
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.463%		4,600	98	104	(6)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		1,300	27	10	17

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%	$	2,300	$49	$28	$21
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		1,600	34	8	26
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		2,500	56	59	(3)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		5,100	113	120	(7)

							$315	$243	$72

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$	9,400	$757	$1,237	$(480)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		9,200	741	1,288	(547)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		6,600	532	931	(399)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		2,000	161	275	(114)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		3,900	315	550	(235)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		1,500	132	202	(70)

						$2,638	$4,483	$(1,845)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	40,000	$542	$60	$482
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		11,500	176	53	123
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		96,900	1,601	455	1,146
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		348,900	5,931	1,366	4,565
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		26,900	471	121	350
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		19,400	373	63	310
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	4,100	(3)	(2)	(1)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,900	(3)	(3)	0

							$9,088	$2,113	$6,975

(j)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	20,500	$1,042	$574

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	3,100	$263	$ 241
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012		4,800	419	391
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		6,700	593	545

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Straddle Options (Cont.)
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	$	4,500	$377	$351
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		6,300	536	491

						$2,188	$ 2,019

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	16,800	$0	$(47)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		16,800	0	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		16,400	0	(46)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		16,400	0	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		35,200	0	(339)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		35,200	0	(4)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		40,400	0	(277)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		40,400	0	(15)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		27,800	328	(787)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		27,800	523	(96)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012		54,100	574	(1,272)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		54,100	573	(26)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		83,000	983	(2,349)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		83,000	1,615	(285)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		10,500	99	(20)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		86,200	1,034	(488)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		3,700	24	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		6,300	43	0

								$5,796	$(6,055)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$(28)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	(52)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	4,400	57	(7)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	(10)

						$548	$(97)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	0	$919,600	$5,340
Sales	224	426,500	5,849
Closing Buys	(224)	(630,900)	(4,845)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$715,200	$6,344

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	3,193	$	3,161	MSC	$0	$(102)	$(102)
07/2012		102,365		99,622	WST	0	(4,990)	(4,990)
07/2012	EUR	29,321		36,635	BPS	30	(501)	(471)
07/2012		3,027		3,768	BRC	0	(63)	(63)
07/2012		23,316		29,230	CBK	0	(276)	(276)
07/2012		443		582	DUB	21	0	21
07/2012		12,272		15,421	FBF	0	(110)	(110)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	25,050	$	31,696	GSC	$0	$(5)	$(5)
07/2012		21,494		27,017	HUS	0	(184)	(184)
07/2012		16,932		21,218	JPM	19	(228)	(209)
07/2012		529		694	RBC	25	0	25
07/2012		54,762		71,480	UAG	2,172	0	2,172
07/2012	GBP	2,515		3,875	BPS	0	(64)	(64)
07/2012		5,093		8,037	GSC	61	0	61
07/2012		5,093		8,030	HUS	54	0	54
07/2012	IDR	560		0	JPM	0	0	0
07/2012		560		0	UAG	0	0	0
07/2012	INR	693,900		13,330	BRC	894	0	894
07/2012		102,046		1,843	DUB	14	0	14
07/2012		57,443		1,030	GST	1	0	1
07/2012		116,813		2,120	HUS	26	0	26
07/2012		340,700		6,505	JPM	399	0	399
07/2012	JPY	1,400,000		17,253	CBK	0	(266)	(266)
07/2012		600,000		7,394	DUB	0	(114)	(114)
07/2012	KRW	801		1	BRC	0	0	0
07/2012	$	159	AUD	157	RBC	2	0	2
07/2012		158,668	EUR	127,001	BPS	2,089	(37)	2,052
07/2012		8,094		6,427	BRC	53	(13)	40
07/2012		5,456		4,404	DUB	118	0	118
07/2012		88		67	FBF	0	(3)	(3)
07/2012		715		559	HUS	7	(15)	(8)
07/2012		2,049		1,610	RYL	0	(12)	(12)
07/2012		4,673	GBP	3,024	HUS	63	0	63
07/2012		2,126		1,366	JPM	13	0	13
07/2012		8,497		5,459	RBC	52	0	52
07/2012		4,451		2,852	UAG	16	0	16
07/2012		0	IDR	560	JPM	0	0	0
07/2012		0		560	UAG	0	0	0
07/2012		28,338	INR	1,310,902	UAG	0	(4,844)	(4,844)
07/2012		1	KRW	801	UAG	0	0	0
07/2012	ZAR	59,355	$	7,069	HUS	0	(167)	(167)
08/2012	BRL	9,601		4,689	BOA	0	(60)	(60)
08/2012		5,251		2,686	BRC	88	0	88
08/2012		4,953		2,436	GSC	0	(15)	(15)
08/2012	EUR	119,382		149,028	BPS	0	(2,086)	(2,086)
08/2012	GBP	2,852		4,450	UAG	0	(16)	(16)
08/2012	$	5,030	BRL	10,413	BRC	121	0	121
08/2012		3,700		7,690	HUS	104	0	104
08/2012		4,730		9,890	UAG	163	0	163
08/2012		174	MXN	2,276	JPM	0	(4)	(4)
08/2012		0	SGD	0	UAG	0	0	0
09/2012	CAD	36,834	$	35,834	UAG	0	(282)	(282)
09/2012	EUR	230		288	FBF	0	(4)	(4)
09/2012	JPY	674,290		8,618	BPS	174	0	174
09/2012	$	5,460	EUR	4,299	BRC	0	(15)	(15)
09/2012		40,749		32,661	CBK	612	0	612
09/2012		4,828		3,820	FBF	10	0	10
09/2012		736		584	JPM	3	0	3
09/2012		380		302	RBC	2	0	2
09/2012		301		239	RYL	1	0	1
09/2012		578		460	UAG	4	0	4
09/2012		1	KRW	801	BRC	0	0	0
02/2013	CNY	45,394	$	7,125	JPM	15	0	15
02/2013	$	7,210	CNY	45,446	UAG	0	(92)	(92)

						$ 7,426	$(14,568)	$(7,142)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$14,183	$0	$14,183
Corporate Bonds & Notes
Banking & Finance	0	358,492	0	358,492
Industrials	0	49,684	0	49,684
Utilities	0	9,907	0	9,907
Municipal Bonds & Notes
California	0	484	0	484
Rhode Island	0	195	0	195
West Virginia	0	769	0	769
U.S. Government Agencies	0	101,464	10,698	112,162
U.S. Treasury Obligations	0	3,334,238	0	3,334,238
Mortgage-Backed Securities	0	190,574	1,872	192,446
Asset-Backed Securities	0	118,169	626	118,795
Sovereign Issues	0	170,793	0	170,793
Short-Term Instruments
Repurchase Agreements	0	1,155,438	0	1,155,438
Japan Treasury Bills	0	25,019	0	25,019
U.S. Treasury Bills	0	5,901	0	5,901

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
PIMCO Short-Term Floating NAV Portfolio	$440,275	$0	$0	$440,275
Purchased Options
Interest Rate Contracts	0	574	2,019	2,593
	$440,275	$5,535,884	$15,215	$5,991,374

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	296	0	296
Foreign Exchange Contracts	0	7,426	0	7,426
Interest Rate Contracts	1,655	6,976	0	8,631
	$1,655	$14,698	$0	$16,353

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,497)	0	(2,497)
Foreign Exchange Contracts	0	(14,568)	0	(14,568)
Interest Rate Contracts	0	(6,751)	(97)	(6,848)
	$0	$(23,816)	$(97)	$(23,913)

Totals	$441,930	$5,526,766	$15,118	$5,983,814

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$700	$0	$(700)	$0	$0	$0	$0	$0	$0	$0
U.S. Government Agencies	11,562	0	(868)	0	0	4	0	0	10,698	5
Mortgage-Backed Securities	11,571	0	(9,900)	21	(36)	216	0	0	1,872	97
Asset-Backed Securities	3,139	0	(1,601)	6	(14)	4	0	(908)	626	(9)
Purchased Options
Interest Rate Contracts	0	2,188	0	0	0	(169)	0	0	2,019	(169)

	$26,972	$2,188	$(13,069)	$27	$(50)	$55	$0	$(908)	$15,215	$(76)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(243)	$0	$0	$0	$0	$146	$0	$0	$(97)	$146

Totals	$26,729	$2,188	$(13,069)	$27	$(50)	$201	$0	$(908)	$15,118	$70

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$10,698	Third Party Vendor	Broker Quote	100.20 -100.42
Mortgage-Backed Securities	1,872	Third Party Vendor	Broker Quote	78.00 - 98.00
Asset-Backed Securities	626	Benchmark Pricing	Base Price	103.02
Purchased Options
Interest Rate Contracts	2,019	Indicative Market Quotations	Broker Quote	7.79 - 8.14

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(97)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$15,118

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$2,593	$2,593
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	231	231
Unrealized appreciation on foreign currency contracts	0	0	0	7,426	0	7,426
Unrealized appreciation on OTC swap agreements	0	296	0	0	6,976	7,272

	$0	$296	$0	$7,426	$9,800	$17,522

Liabilities:
Written options outstanding	$0	$0	$0	$0	$6,152	$6,152
Variation margin payable on financial derivative instruments (2)	0	0	0	0	33	33
Unrealized depreciation on foreign currency contracts	0	0	0	14,568	0	14,568
Unrealized depreciation on OTC swap agreements	0	2,497	0	0	1	2,498

	$0	$2,497	$0	$14,568	$6,186	$23,251

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(616)	$(616)
Net realized gain on futures contracts	0	0	0	0	5,464	5,464
Net realized gain on written options	0	0	0	0	4,226	4,226
Net realized gain on swaps	0	622	0	0	1,575	2,197
Net realized gain on foreign currency transactions	0	0	0	11,008	0	11,008

	$0	$622	$0	$11,008	$10,649	$22,279

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$32	$32
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(3,956)	(3,956)
Net change in unrealized (depreciation) on written options	0	0	0	0	(3,371)	(3,371)
Net change in unrealized appreciation on swaps	0	1,509	0	0	6,725	8,234
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(9,428)	0	(9,428)

	$0	$1,509	$0	$(9,428)	$(570)	$(8,489)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $1,655 and open centrally cleared swaps cumulative (depreciation) of $(695) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

June 30, 2012 (Unaudited)

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(137)	$0	$(137)
BPS	(298)	0	(298)
BRC	1,170	(1,320)	(150)
CBK	(116)	424	308
DUB	(3,854)	4,038	184
FBF	5	0	5
GLM	934	(1,520)	(586)
GSC	41	0	41
GST	(237)	180	(57)
HUS	6,127	(6,370)	(243)
JPM	941	(1,160)	(219)
MSC	(102)	(235)	(337)
MYC	1,264	(1,780)	(516)
RBC	81	0	81
RYL	673	(640)	33
UAG	(590)	(320)	(910)
WST	(4,990)	0	(4,990)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has

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adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal

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Notes to Financial Statements (Cont.)

models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair

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values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and

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Notes to Financial Statements (Cont.)

other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

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Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or

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Notes to Financial Statements (Cont.)

receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased

28	PIMCO VARIABLE INSURANCE TRUST

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straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

30	PIMCO VARIABLE INSURANCE TRUST

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7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor

Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class

32	PIMCO VARIABLE INSURANCE TRUST

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shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$43,705	$351,730

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$601,477	$2,128,625	$(2,289,900)	$209	$(136)	$440,275	$225

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,483,331	$1,293,156	$89,288	$474,304

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,166	$30,953	2,761	$38,001
Administrative Class	36,418	520,163	76,166	1,052,214
Advisor Class	9,632	137,377	24,630	341,183
Issued as reinvestment of distributions
Institutional Class	92	1,341	440	6,082
Administrative Class	1,952	28,375	10,037	138,646
Advisor Class	167	2,425	1,419	19,653
Cost of shares redeemed
Institutional Class	(1,305)	(18,706)	(1,530)	(20,838)
Administrative Class	(17,955)	(256,987)	(47,303)	(651,633)
Advisor Class	(23,639)	(336,141)	(3,211)	(44,446)
Net increase resulting from Portfolio share transactions	7,528	$108,800	63,409	$878,862

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 46% of the Portfolio.

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13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$5,869,230	$152,050	$(29,906)	$122,144

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	WST	Westpac Banking Corp.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	ZAR	South African Rand
EUR	Euro	KRW	South Korean Won

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT57SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Real Return Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	55.6%
Short-Term Instruments	27.1%
Corporate Bonds & Notes	7.0%
Mortgage-Backed Securities	3.2%
Sovereign Issues	2.9%
Other	4.2%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Real Return Portfolio Institutional Class	5.27%	11.93%	9.08%	7.68%	8.43%
Barclays U.S. TIPS Index±	4.04%	11.65%	8.44%	7.23%	7.85%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,052.70	$1,022.28
Expenses Paid During Period*	$2.65	$2.61
Net Annualized Expense Ratio	0.52%	0.52%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns during the reporting period amid a continued rally in real yields on the back of expectations for the Federal Reserve to keep interest rates low for a prolonged period of time and a tepid global growth outlook.

»

While the Portfolio’s overall underweight to U.S. real duration (or sensitivity to changes in real interest rates) detracted from performance, the focus on intermediate maturity U.S. TIPS was a strong contributor to performance and more than offset the negative impact of the overall underweight.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	Exposure to short term Brazilian rates contributed to performance as yields rallied during the reporting period.

»

Exposure to select investment grade corporate securities, especially within the financials sector, during the first quarter of the reporting period benefited returns as spreads over U.S. Treasuries narrowed.

»

Short euro exposure benefited performance as the euro depreciated against the U.S. dollar. However, short Australian dollar exposure earlier in the reporting period detracted from performance as the Australian dollar appreciated versus the U.S. dollar.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Institutional Class
Net asset value beginning of year or period	$13.95		$13.14	$12.44	$11.26	$12.57	$11.93
Net investment income (a)	0.17		0.30	0.22	0.43	0.46	0.58
Net realized/unrealized gain (loss)	0.56		1.24	0.81	1.63	(1.29)	0.67
Total income (loss) from investment operations	0.73		1.54	1.03	2.06	(0.83)	1.25
Dividends from net investment income	(0.13)		(0.31)	(0.21)	(0.40)	(0.46)	(0.58)
Distributions from net realized capital gains	0.00		(0.42)	(0.12)	(0.48)	(0.02)	(0.03)
Total distributions	(0.13)		(0.73)	(0.33)	(0.88)	(0.48)	(0.61)
Net asset value end of year or period	$14.55		$13.95	$13.14	$12.44	$11.26	$12.57
Total return	5.27%		11.83%	8.27%	18.54%	(6.89)%	10.80%
Net assets end of year or period (000s)	$148,137		$128,674	$99,287	$100,808	$67,953	$43,300
Ratio of expenses to average net assets	0.52	%*	0.50%	0.51%	0.57%	0.57%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.40	%*	2.17%	1.68%	3.49%	3.75%	4.84%
Portfolio turnover rate	33	%**	381%**	489%**	689%	1,014%	901%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$4,395,661
Investments in Affiliates, at value	440,275
Repurchase agreements, at value	1,155,438
Cash	1
Foreign currency, at value	514
Receivable for investments sold	745
Receivable for Portfolio shares sold	3,614
Interest and dividends receivable	22,869
Dividends receivable from Affiliates	36
Variation margin receivable on financial derivative instruments	231
OTC swap premiums paid	7,159
Unrealized appreciation on foreign currency contracts	7,426
Unrealized appreciation on OTC swap agreements	7,272
Other assets	1,093
6,042,334

Liabilities:
Payable for investments purchased	$7,442
Payable for investments in Affiliates purchased	36
Payable for sale-buyback financing transactions	2,116,829
Deposits from counterparty	13,026
Payable for Portfolio shares redeemed	3,401
Written options outstanding	6,152
Accrued investment advisory fees	819
Accrued supervisory and administrative fees	819
Accrued distribution fees	67
Accrued servicing fees	432
Variation margin payable on financial derivative instruments	33
OTC swap premiums received	320
Unrealized depreciation on foreign currency contracts	14,568
Unrealized depreciation on OTC swap agreements	2,498
2,166,442

Net Assets	$3,875,892

Net Assets Consist of:
Paid in capital	$3,493,148
Undistributed net investment income	45,131
Accumulated undistributed net realized gain	209,847
Net unrealized appreciation	127,766
$3,875,892

Net Assets:
Institutional Class	$148,137
Administrative Class	3,402,990
Advisor Class	324,765

Shares Issued and Outstanding:
Institutional Class	10,180
Administrative Class	233,857
Advisor Class	22,318

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.55
Administrative Class	14.55
Advisor Class	14.55

Cost of Investments	$4,267,760
Cost of Investments in Affiliates	$440,295
Cost of Repurchase Agreements	$1,155,438
Cost of Foreign Currency Held	$507
Premiums Received on Written Options	$6,344

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$52,595
Dividends	15
Dividends from Affiliate investments	225
Total Income	52,835

Expenses:
Investment advisory fees	4,589
Supervisory and administrative fees	4,589
Servicing fees – Administrative Class	2,409
Distribution and/or servicing fees – Advisor Class	449
Trustees’ fees	21
Interest expense	453
Miscellaneous expense	2
Total Expenses	12,512

Net Investment Income	40,323

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	18,290
Net realized gain on Affiliate investments	209
Net realized gain on futures contracts	5,464
Net realized gain on written options	4,226
Net realized gain on swaps	2,197
Net realized gain on foreign currency transactions	10,788
Net change in unrealized appreciation on investments	117,005
Net change in unrealized (depreciation) on Affiliate investments	(136)
Net change in unrealized (depreciation) on futures contracts	(3,956)
Net change in unrealized (depreciation) on written options	(3,371)
Net change in unrealized appreciation on swaps	8,234
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,374)
Net Gain	149,576

Net Increase in Net Assets Resulting from Operations	$189,899

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$40,323	$60,431
Net realized gain	40,965	233,130
Net realized gain on Affiliate investments	209	79
Net change in unrealized appreciation	108,538	33,332
Net change in unrealized appreciation (depreciation) on Affiliate investments	(136)	142
Net increase resulting from operations	189,899	327,114

Distributions to Shareholders:
From net investment income
Institutional Class	(1,342)	(2,450)
Administrative Class	(28,405)	(53,656)
Advisor Class	(2,430)	(5,714)
From net realized capital gains
Institutional Class	0	(3,631)
Administrative Class	0	(84,959)
Advisor Class	0	(13,933)

Total Distributions	(32,177)	(164,343)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	108,800	878,862

Total Increase in Net Assets	266,522	1,041,633

Net Assets:
Beginning of period	3,609,370	2,567,737
End of period*	$3,875,892	$3,609,370

*Including undistributed net investment income of:	$45,131	$36,985

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Delos Aircraft, Inc.
4.750% due 04/12/2016		$5,900	$	5,937
NRG Energy, Inc.
4.000% due 07/01/2018		6,930		6,897
Vodafone Americas Finance
6.875% due 08/17/2015		1,329		1,349

Total Bank Loan Obligations (Cost $14,110)				14,183

CORPORATE BONDS & NOTES 10.8%

BANKING & FINANCE 9.2%
Ally Financial, Inc.
3.667% due 02/11/2014		15,400		15,365
3.868% due 06/20/2014		1,400		1,394
6.750% due 12/01/2014		1,600		1,689
ANZ National International Ltd.
6.200% due 07/19/2013		3,200		3,356
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100		5,304
Banco Santander Brasil S.A.
2.568% due 03/18/2014		7,100		6,836
Bank of Montreal
2.850% due 06/09/2015		7,900		8,367
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400		5,481
BPCE S.A.
2.375% due 10/04/2013		7,900		7,775
Citigroup, Inc.
1.317% due 02/15/2013		35,100		35,107
2.467% due 08/13/2013		1,000		1,007
5.300% due 10/17/2012		1,000		1,013
6.000% due 12/13/2013		6,599		6,938
6.400% due 03/27/2013	EUR	5,000		6,550
Commonwealth Bank of Australia
0.748% due 09/17/2014		$4,900		4,923
0.889% due 07/12/2013		20,600		20,684
0.968% due 06/25/2014		7,100		7,164
Danske Bank A/S
1.517% due 04/14/2014		13,700		13,403
Dexia Credit Local S.A.
0.867% due 03/05/2013		4,500		4,415
0.946% due 04/29/2014		21,000		19,756
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		6,100		6,524
7.500% due 08/01/2012		2,446		2,456
HCP, Inc.
6.700% due 01/30/2018		3,000		3,489
HSBC Finance Corp.
0.816% due 07/19/2012		800		800
1.020% due 04/05/2013	EUR	2,100		2,650
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$4,900		5,156
ICICI Bank Ltd.
2.217% due 02/24/2014		3,700		3,589
ING Bank Australia Ltd.
4.170% due 06/24/2014	AUD	800		825
International Lease Finance Corp.
5.625% due 09/20/2013		$1,160		1,192
6.375% due 03/25/2013		1,000		1,025
6.500% due 09/01/2014		1,400		1,484
Macquarie Bank Ltd.
4.100% due 12/17/2013		9,000		9,458
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728		808

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Merrill Lynch & Co., Inc.
1.403% due 09/27/2012	EUR	900	$	1,138
6.050% due 08/15/2012		$14,800		14,882
Morgan Stanley
0.947% due 10/15/2015		1,700		1,516
1.001% due 03/01/2013	EUR	2,600		3,254
2.967% due 05/14/2013		$4,200		4,195
NIBC Bank NV
2.800% due 12/02/2014		21,600		22,426
Nordea Bank AB
1.367% due 01/14/2014		24,500		24,514
Prudential Financial, Inc. CPI Linked Bond
4.600% due 06/10/2013		2,000		2,003
Royal Bank of Scotland Group PLC
2.887% due 08/23/2013		18,700		18,800
Santander UK PLC
0.977% due 08/28/2017	EUR	2,700		2,649
SLM Corp. CPI Linked Bond
3.254% due 04/01/2014		$480		472
Toronto-Dominion Bank
1.625% due 09/14/2016		200		204
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		1,700		1,577
UBS AG
2.250% due 08/12/2013		4,200		4,214
Westpac Banking Corp.
0.658% due 12/14/2012		34,000		34,017
3.585% due 08/14/2014		6,300		6,648

				358,492

INDUSTRIALS 1.3%
Cardinal Health, Inc.
6.000% due 06/15/2017		300		347
DISH DBS Corp.
7.000% due 10/01/2013		5,000		5,275
NXP BV
3.507% due 10/15/2013	EUR	3,507		4,416
Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900		13,387
Rexam PLC
6.750% due 06/01/2013		1,200		1,239
UST LLC
6.625% due 07/15/2012		2,500		2,504
Volkswagen International Finance NV
0.911% due 10/01/2012		22,500		22,516

				49,684

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400		2,544
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100		2,221
7.343% due 04/11/2013		500		520
Petroleos Mexicanos
5.500% due 01/21/2021		1,800		2,043
6.500% due 06/02/2041		2,200		2,579

				9,907

Total Corporate Bonds & Notes (Cost $415,799)				418,083

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600		484

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	$195	$	195

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,020		769

Total Municipal Bonds & Notes (Cost $1,709)			1,448

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.309% due 12/25/2036	123		118
0.395% due 08/25/2034	157		154
0.595% due 05/25/2042	135		136
0.685% due 05/25/2036	131		131
0.750% due 12/18/2013	30,300		30,511
0.925% due 02/25/2041	8,368		8,406
1.250% due 03/14/2014	10,100		10,258
1.353% due 07/01/2044 - 09/01/2044	93		95
2.556% due 05/25/2035	1,000		1,043
2.570% due 11/01/2024	13		13
2.700% due 03/28/2022	11,900		11,970
4.500% due 04/01/2023 - 04/01/2024	7,341		7,879
5.294% due 10/01/2035	589		634
Freddie Mac
0.392% due 10/15/2020	1,680		1,679
0.472% due 02/15/2019	225		225
0.505% due 08/25/2031	88		85
0.592% due 12/15/2030	30		30
0.692% due 08/15/2033	8,595		8,640
1.315% due 10/25/2044	5,277		5,298
1.353% due 02/25/2045	1,622		1,574
2.367% due 01/01/2034	171		181
5.308% due 12/01/2035	427		461
Ginnie Mae
0.544% due 03/20/2037	9,060		9,061
NCUA Guaranteed Notes
0.691% due 10/07/2020	4,611		4,620
0.800% due 12/08/2020	6,052		6,078
Small Business Administration
5.902% due 02/10/2018	482		536
6.020% due 08/01/2028	2,004		2,346

Total U.S. Government Agencies (Cost $110,910)			112,162

U.S. TREASURY OBLIGATIONS 86.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (f)(g)	185,908		193,722
0.125% due 04/15/2017	37,279		39,399
0.125% due 01/15/2022 (g)	304,240		322,565
0.500% due 04/15/2015	21,022		21,848
0.625% due 07/15/2021 (g)	204,965		228,696
0.750% due 02/15/2042	36,555		38,571
1.125% due 01/15/2021	88,024		101,509
1.250% due 04/15/2014	40,878		42,236
1.250% due 07/15/2020 (g)	166,866		194,139
1.375% due 01/15/2020	128,720		149,959
1.625% due 01/15/2015	107,951		114,816
1.750% due 01/15/2028 (g)	97,733		122,800
1.875% due 07/15/2013	56,248		57,650
1.875% due 07/15/2015	37,971		41,338

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.875% due 07/15/2019		$64,655	$	77,475
2.000% due 01/15/2014		44,703		46,450
2.000% due 07/15/2014 (f)		138,766		147,157
2.000% due 01/15/2016		118,865		131,652
2.000% due 01/15/2026		156,813		200,623
2.125% due 01/15/2019		16,718		20,039
2.125% due 02/15/2040		39,811		56,731
2.125% due 02/15/2041		36,769		52,692
2.375% due 01/15/2017		40,218		46,464
2.375% due 01/15/2025 (f)(g)(h)		198,477		262,052
2.375% due 01/15/2027		107,744		144,958
2.500% due 01/15/2029		62,041		86,324
2.625% due 07/15/2017		77,811		92,558
3.625% due 04/15/2028		58,670		90,709
3.875% due 04/15/2029		129,028		209,106

Total U.S. Treasury Obligations (Cost $3,205,030)				3,334,238

MORTGAGE-BACKED SECURITIES 5.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058		3,875		3,963
American Home Mortgage Investment Trust
2.237% due 09/25/2045		640		516
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	8,258		10,465
1.889% due 05/16/2047		310		392
2.136% due 11/19/2047		26,700		33,926
Banc of America Funding Corp.
2.643% due 02/20/2036		$1,556		1,433
5.700% due 01/20/2047		706		432
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		422		406
1.992% due 11/15/2015		9,076		8,605
5.667% due 02/17/2051		1,000		1,109
5.692% due 06/24/2050		1,600		1,791
Banc of America Mortgage Securities, Inc.
3.000% due 02/25/2036		1,152		843
3.112% due 06/25/2035		310		261
4.994% due 11/25/2034		179		168
6.500% due 09/25/2033		46		49
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049		143		143
5.492% due 02/10/2051		420		482
5.805% due 06/10/2049		143		144
BCAP LLC Trust
5.530% due 03/26/2037		2,400		1,872
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		597		583
2.250% due 08/25/2035		488		455
2.400% due 10/25/2035		2,101		1,843
2.570% due 03/25/2035		853		836
2.729% due 01/25/2035		902		735
2.884% due 03/25/2035		868		723
3.078% due 03/25/2035		255		252
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		3,194		2,200
2.955% due 03/25/2036^		1,001		503
Bear Stearns Structured Products, Inc.
2.846% due 01/26/2036		2,950		1,757
Chase Mortgage Finance Corp.
2.989% due 02/25/2037		170		160
Chaseflex Trust
6.000% due 02/25/2037^		856		645
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		91		106
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		73		71

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.230% due 09/25/2035		$379	$	355
2.340% due 09/25/2035		389		343
2.580% due 10/25/2035		1,993		1,753
2.600% due 05/25/2035		93		86
5.019% due 09/25/2037^		1,889		1,201
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200		233
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,318		2,436
Countrywide Alternative Loan Trust
0.415% due 05/25/2047		10,989		6,786
0.424% due 02/20/2047		920		453
0.425% due 05/25/2047		296		168
0.435% due 09/25/2046		10,096		5,356
0.525% due 12/25/2035		50		33
1.147% due 12/25/2035		249		142
6.000% due 01/25/2037 ^		489		331
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/2035		314		269
2.788% due 11/19/2033		66		65
5.240% due 05/20/2036		272		176
5.500% due 08/25/2035		937		897
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,100		3,404
Deutsche ALT-A Securities, Inc.
0.345% due 10/25/2036		34		13
Deutsche Mortgage Securities, Inc.
1.489% due 06/28/2047		405		403
First Horizon Alternative Mortgage Securities
2.592% due 06/25/2034		524		466
First Horizon Asset Securities, Inc.
2.616% due 02/25/2035		2,100		1,966
2.658% due 08/25/2035		1,207		997
Fosse Master Issuer PLC
1.866% due 10/18/2054		7,900		7,947
Granite Mortgages PLC
1.298% due 09/20/2044	GBP	465		705
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$6		6
0.325% due 01/25/2047^		13		13
0.465% due 06/25/2045		491		320
0.515% due 11/25/2045		264		156
GS Mortgage Securities Corp.
1.103% due 03/06/2020		157		156
1.260% due 03/06/2020		1,500		1,480
4.592% due 08/10/2043		6,000		6,719
GSR Mortgage Loan Trust
2.651% due 09/25/2035		1,118		1,093
2.858% due 01/25/2035		648		581
Harborview Mortgage Loan Trust
0.463% due 05/19/2035		148		94
0.523% due 02/19/2036		292		160
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	14,200		18,053
Indymac Index Mortgage Loan Trust
2.668% due 12/25/2034		$328		254
Indymac Mortgage Loan Trust
5.072% due 11/25/2035		1,861		1,449
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310		349
5.794% due 02/12/2051		1,300		1,512
JPMorgan Mortgage Trust
2.721% due 08/25/2035		706		543
2.773% due 08/25/2035		769		693
2.880% due 07/25/2035		611		587
3.055% due 07/25/2035		1,431		1,377
3.164% due 07/27/2037		1,503		1,134

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.005% due 02/25/2035		$1,098	$	1,102
5.318% due 09/25/2035		334		293
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225		255
MASTR Adjustable Rate Mortgages Trust
2.656% due 11/21/2034		700		695
Mellon Residential Funding Corp.
0.682% due 12/15/2030		366		348
0.942% due 11/15/2031		399		390
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		1,723		1,266
5.147% due 12/25/2035		700		629
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200		220
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		690		566
1.239% due 10/25/2035		421		368
1.986% due 10/25/2035		1,983		1,828
Morgan Stanley Capital, Inc.
6.076% due 06/11/2049		600		682
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036		1,114		928
Opteum Mortgage Acceptance Corp.
0.505% due 07/25/2035		83		82
Permanent Master Issuer PLC
2.057% due 07/15/2042	EUR	1,400		1,780
RBSCF Trust
6.203% due 12/16/2049		$2,500		2,853
Residential Accredit Loans, Inc.
0.545% due 08/25/2035		208		124
Securitized Asset Sales, Inc.
0.771% due 11/26/2023		5		5
Sequoia Mortgage Trust
0.444% due 07/20/2036		2,382		1,939
0.593% due 10/19/2026		118		108
Structured Adjustable Rate Mortgage Loan Trust
0.725% due 06/25/2035		115		102
1.547% due 01/25/2035		201		118
2.740% due 02/25/2034		361		352
2.742% due 08/25/2035		297		237
5.500% due 12/25/2034		1,241		1,198
Structured Asset Mortgage Investments, Inc.
0.435% due 06/25/2036		151		94
0.455% due 04/25/2036		633		357
0.493% due 07/19/2035		2,176		1,871
0.903% due 10/19/2034		152		136
Structured Asset Securities Corp.
2.797% due 10/28/2035		151		120
Swan Trust
4.880% due 04/25/2041	AUD	515		526
Vornado DP LLC
4.004% due 09/13/2028		$6,500		7,133
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		1,878		1,750
0.332% due 09/15/2021		3,343		3,240
5.088% due 08/15/2041		1,400		1,498
5.418% due 01/15/2045		410		457
WaMu Mortgage Pass-Through Certificates
0.505% due 11/25/2045		302		240
0.535% due 10/25/2045		1,830		1,475
0.898% due 01/25/2047		1,182		790
0.928% due 05/25/2047		676		440
0.968% due 12/25/2046		157		113
1.147% due 02/25/2046		237		184
1.347% due 11/25/2042		35		30
2.640% due 07/25/2046		1,071		835
2.640% due 11/25/2046		161		121

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.057% due 12/25/2035		$405	$	355
5.505% due 08/25/2035		467		426
Wells Fargo Mortgage-Backed Securities Trust
2.649% due 09/25/2034		203		205

Total Mortgage-Backed Securities (Cost $205,856)				192,446

ASSET-BACKED SECURITIES 3.1%
Access Group, Inc.
1.766% due 10/27/2025		10,570		10,642
AMMC CDO
0.692% due 05/03/2018		374		368
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	3,407		4,006
ARES CLO Ltd.
0.695% due 03/12/2018		$1,941		1,905
Asset-Backed Funding Certificates
0.595% due 06/25/2034		1,329		994
Babson CLO Ltd.
0.787% due 11/15/2016		909		899
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		1		1
0.905% due 10/25/2032		21		18
Citibank Omni Master Trust
2.992% due 08/15/2018		6,500		6,829
Citigroup Mortgage Loan Trust, Inc.
0.325% due 01/25/2037		251		105
College Loan Corp. Trust
0.716% due 01/25/2024		800		775
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		76		80
Countrywide Asset-Backed Certificates
0.425% due 07/25/2036		3,902		3,310
0.495% due 04/25/2036		292		267
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		111		40
Cumberland CLO Ltd.
0.716% due 11/10/2019		2,809		2,760
Duane Street CLO
0.716% due 11/08/2017		1,033		1,016
Equity One ABS, Inc.
0.545% due 04/25/2034		93		66
First CLO Ltd.
0.778% due 12/14/2016		339		337
First Franklin Mortgage Loan Asset-Backed Certificates
0.585% due 11/25/2035		16,243		14,712
GSAMP Trust
0.315% due 12/25/2036		125		76
Harbourmaster CLO Ltd.
0.922% due 06/15/2020	EUR	537		657
Harvest CLO S.A.
1.587% due 03/29/2017		265		331
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036		$10		4
0.295% due 12/25/2036		28		28
Illinois Student Assistance Commission
0.946% due 04/25/2017		634		635
Katonah Ltd.
0.788% due 09/20/2016		2,168		2,138
Landmark CDO Ltd.
0.767% due 06/01/2017		3,771		3,682
Magi Funding PLC
1.314% due 04/11/2021	EUR	2,231		2,660

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	493	$	626
Merrill Lynch Mortgage Investors, Inc.
0.325% due 09/25/2037		$29		6
0.365% due 02/25/2037		462		144
Morgan Stanley IXIS Real Estate Capital Trust
0.295% due 11/25/2036		15		5
Nautique Funding Ltd.
0.717% due 04/15/2020		962		908
Navigare Funding CLO Ltd.
0.727% due 05/20/2019		429		422
Nelnet Student Loan Trust
1.166% due 07/25/2018		979		983
North Carolina State Education Assistance Authority
0.916% due 10/26/2020		5,714		5,710
NYLIM Flatiron CLO Ltd.
0.686% due 08/08/2020		600		575
Pacifica CDO Ltd.
0.817% due 02/15/2017		3,154		3,126
Park Place Securities, Inc.
0.505% due 09/25/2035		31		29
Penta CLO S.A.
1.166% due 06/04/2024	EUR	3,970		4,573
Renaissance Home Equity Loan Trust
1.005% due 12/25/2032		$65		45
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036^		411		89
SLM Student Loan Trust
0.506% due 04/25/2019		8,800		8,498
0.576% due 04/25/2017		96		96
0.916% due 01/25/2017		1,432		1,434
0.981% due 10/25/2023	EUR	3,900		4,619
1.892% due 12/15/2017		$1,686		1,690
1.966% due 04/25/2023		16,743		17,307
2.350% due 04/15/2039		3,559		3,586
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		66		18
Structured Asset Securities Corp.
1.745% due 04/25/2035		828		708
Symphony CLO Ltd.
0.707% due 05/15/2019		3,100		3,010
Wind River CLO Ltd.
0.798% due 12/19/2016		524		511
Wood Street CLO BV
1.347% due 03/29/2021	EUR	604		736

Total Asset-Backed Securities (Cost $118,801)				118,795

SOVEREIGN ISSUES 4.4%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	20,900		29,558
4.000% due 08/20/2020		23,400		46,195
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	2,643		3,375
2.750% due 09/01/2016		9,600		10,009
4.250% due 12/01/2021 (b)		15,886		22,176
Instituto de Credito Oficial
2.405% due 03/25/2014	EUR	16,900		20,674
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,700		4,442
2.750% due 11/20/2025		18,300		23,568
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	55,307		7,219

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
United Kingdom Gilt
0.375% due 03/22/2062 (b)	GBP	2,005	$	3,577

Total Sovereign Issues (Cost $161,799)				170,793

SHORT-TERM INSTRUMENTS 41.9%

REPURCHASE AGREEMENTS 29.8%
Barclays Capital, Inc.
0.180% due 07/06/2012		$1,000,000		1,000,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% - 2.500% due 07/15/2013 - 02/15/2041 valued at $1,014,600. Repurchase proceeds are $1,000,015.)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012		150,000		150,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/15/2015 valued at $153,688. Repurchase proceeds are $150,002.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		2,100		2,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $2,140. Repurchase proceeds are $2,100.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		3,338		3,338
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $3,407. Repurchase proceeds are $3,338.)

				1,155,438

JAPAN TREASURY BILLS 0.6%
0.100% due 07/23/2012	JPY	2,000,000		25,019

U.S. TREASURY BILLS 0.1%
0.174% due 01/10/2013 - 06/27/2013 (a)(d)(f)		$5,910		5,901

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 11.4%
PIMCO Short-Term Floating NAV Portfolio		43,939,665		440,275

Total Short-Term Instruments (Cost $1,626,249)				1,626,633

PURCHASED OPTIONS (j) 0.1%
(Cost $3,230)				2,593

Total Investments 154.6% (Cost $5,863,493)			$	5,991,374

Written Options (k) (0.2%) (Premiums $6,344)				(6,152)

Other Assets and Liabilities (Net) (54.4%)				(2,109,330)

Net Assets 100.0%			$	3,875,892

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $5,721 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $405,670 at a weighted average interest rate of 0.218%.
(f)	Securities with an aggregate market value of $4,641 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $1,236 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	161	$306
90-Day Eurodollar March Futures	Long	03/2014	254	308
90-Day Eurodollar March Futures	Long	03/2015	451	782
Euro-Bund 10-Year Bond September Futures	Short	09/2012	49	259

				$1,655

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $543 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	16,400	$(743)	$(695)

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)		Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.490%	$	300	$(2)	$0	$(2)
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	1.462%		3,500	(116)	0	(116)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	1.462%		1,500	(50)	0	(50)
HCP, Inc.	GST	(2.910%	)	03/20/2018	1.608%		3,000	(213)	0	(213)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.461%		2,000	(24)	0	(24)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.461%		2,000	(9)	0	(9)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.403%		1,200	(13)	0	(13)
UST LLC	BOA	(0.340%	)	09/20/2012	0.129%		2,500	(1)	0	(1)

								$(428)	$0	$(428)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%	$	2,600	$(10)	$(31)	$21
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%		6,000	(337)	(199)	(138)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%		1,000	(3)	(14)	11
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%		600	(2)	(7)	5
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.136%		1,000	(3)	(19)	16
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%		4,300	66	98	(32)
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		1,600	24	33	(9)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.676%		10,300	134	(5)	139
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		2,300	35	47	(12)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		2,300	35	52	(17)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.454%		1,000	(1)	(32)	31
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		700	0	(9)	9
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.463%		4,600	98	104	(6)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		1,300	27	10	17

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%	$	2,300	$49	$28	$21
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		1,600	34	8	26
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		2,500	56	59	(3)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		5,100	113	120	(7)

							$315	$243	$72

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$	9,400	$757	$1,237	$(480)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		9,200	741	1,288	(547)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		6,600	532	931	(399)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		2,000	161	275	(114)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		3,900	315	550	(235)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		1,500	132	202	(70)

						$2,638	$4,483	$(1,845)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	40,000	$542	$60	$482
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		11,500	176	53	123
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		96,900	1,601	455	1,146
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		348,900	5,931	1,366	4,565
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		26,900	471	121	350
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		19,400	373	63	310
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	4,100	(3)	(2)	(1)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,900	(3)	(3)	0

							$9,088	$2,113	$6,975

(j)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	20,500	$1,042	$574

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	3,100	$263	$ 241
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012		4,800	419	391
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		6,700	593	545

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Straddle Options (Cont.)
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	$	4,500	$377	$351
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		6,300	536	491

						$2,188	$ 2,019

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	16,800	$0	$(47)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		16,800	0	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		16,400	0	(46)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		16,400	0	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		35,200	0	(339)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		35,200	0	(4)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		40,400	0	(277)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		40,400	0	(15)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		27,800	328	(787)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		27,800	523	(96)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012		54,100	574	(1,272)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		54,100	573	(26)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		83,000	983	(2,349)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		83,000	1,615	(285)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		10,500	99	(20)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		86,200	1,034	(488)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		3,700	24	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		6,300	43	0

								$5,796	$(6,055)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$(28)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	(52)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	4,400	57	(7)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	(10)

						$548	$(97)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	0	$919,600	$5,340
Sales	224	426,500	5,849
Closing Buys	(224)	(630,900)	(4,845)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$715,200	$6,344

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	3,193	$	3,161	MSC	$0	$(102)	$(102)
07/2012		102,365		99,622	WST	0	(4,990)	(4,990)
07/2012	EUR	29,321		36,635	BPS	30	(501)	(471)
07/2012		3,027		3,768	BRC	0	(63)	(63)
07/2012		23,316		29,230	CBK	0	(276)	(276)
07/2012		443		582	DUB	21	0	21
07/2012		12,272		15,421	FBF	0	(110)	(110)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	25,050	$	31,696	GSC	$0	$(5)	$(5)
07/2012		21,494		27,017	HUS	0	(184)	(184)
07/2012		16,932		21,218	JPM	19	(228)	(209)
07/2012		529		694	RBC	25	0	25
07/2012		54,762		71,480	UAG	2,172	0	2,172
07/2012	GBP	2,515		3,875	BPS	0	(64)	(64)
07/2012		5,093		8,037	GSC	61	0	61
07/2012		5,093		8,030	HUS	54	0	54
07/2012	IDR	560		0	JPM	0	0	0
07/2012		560		0	UAG	0	0	0
07/2012	INR	693,900		13,330	BRC	894	0	894
07/2012		102,046		1,843	DUB	14	0	14
07/2012		57,443		1,030	GST	1	0	1
07/2012		116,813		2,120	HUS	26	0	26
07/2012		340,700		6,505	JPM	399	0	399
07/2012	JPY	1,400,000		17,253	CBK	0	(266)	(266)
07/2012		600,000		7,394	DUB	0	(114)	(114)
07/2012	KRW	801		1	BRC	0	0	0
07/2012	$	159	AUD	157	RBC	2	0	2
07/2012		158,668	EUR	127,001	BPS	2,089	(37)	2,052
07/2012		8,094		6,427	BRC	53	(13)	40
07/2012		5,456		4,404	DUB	118	0	118
07/2012		88		67	FBF	0	(3)	(3)
07/2012		715		559	HUS	7	(15)	(8)
07/2012		2,049		1,610	RYL	0	(12)	(12)
07/2012		4,673	GBP	3,024	HUS	63	0	63
07/2012		2,126		1,366	JPM	13	0	13
07/2012		8,497		5,459	RBC	52	0	52
07/2012		4,451		2,852	UAG	16	0	16
07/2012		0	IDR	560	JPM	0	0	0
07/2012		0		560	UAG	0	0	0
07/2012		28,338	INR	1,310,902	UAG	0	(4,844)	(4,844)
07/2012		1	KRW	801	UAG	0	0	0
07/2012	ZAR	59,355	$	7,069	HUS	0	(167)	(167)
08/2012	BRL	9,601		4,689	BOA	0	(60)	(60)
08/2012		5,251		2,686	BRC	88	0	88
08/2012		4,953		2,436	GSC	0	(15)	(15)
08/2012	EUR	119,382		149,028	BPS	0	(2,086)	(2,086)
08/2012	GBP	2,852		4,450	UAG	0	(16)	(16)
08/2012	$	5,030	BRL	10,413	BRC	121	0	121
08/2012		3,700		7,690	HUS	104	0	104
08/2012		4,730		9,890	UAG	163	0	163
08/2012		174	MXN	2,276	JPM	0	(4)	(4)
08/2012		0	SGD	0	UAG	0	0	0
09/2012	CAD	36,834	$	35,834	UAG	0	(282)	(282)
09/2012	EUR	230		288	FBF	0	(4)	(4)
09/2012	JPY	674,290		8,618	BPS	174	0	174
09/2012	$	5,460	EUR	4,299	BRC	0	(15)	(15)
09/2012		40,749		32,661	CBK	612	0	612
09/2012		4,828		3,820	FBF	10	0	10
09/2012		736		584	JPM	3	0	3
09/2012		380		302	RBC	2	0	2
09/2012		301		239	RYL	1	0	1
09/2012		578		460	UAG	4	0	4
09/2012		1	KRW	801	BRC	0	0	0
02/2013	CNY	45,394	$	7,125	JPM	15	0	15
02/2013	$	7,210	CNY	45,446	UAG	0	(92)	(92)

						$ 7,426	$(14,568)	$(7,142)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$14,183	$0	$14,183
Corporate Bonds & Notes
Banking & Finance	0	358,492	0	358,492
Industrials	0	49,684	0	49,684
Utilities	0	9,907	0	9,907
Municipal Bonds & Notes
California	0	484	0	484
Rhode Island	0	195	0	195
West Virginia	0	769	0	769
U.S. Government Agencies	0	101,464	10,698	112,162
U.S. Treasury Obligations	0	3,334,238	0	3,334,238
Mortgage-Backed Securities	0	190,574	1,872	192,446
Asset-Backed Securities	0	118,169	626	118,795
Sovereign Issues	0	170,793	0	170,793
Short-Term Instruments
Repurchase Agreements	0	1,155,438	0	1,155,438
Japan Treasury Bills	0	25,019	0	25,019
U.S. Treasury Bills	0	5,901	0	5,901

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
PIMCO Short-Term Floating NAV Portfolio	$440,275	$0	$0	$440,275
Purchased Options
Interest Rate Contracts	0	574	2,019	2,593
	$440,275	$5,535,884	$15,215	$5,991,374

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	296	0	296
Foreign Exchange Contracts	0	7,426	0	7,426
Interest Rate Contracts	1,655	6,976	0	8,631
	$1,655	$14,698	$0	$16,353

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,497)	0	(2,497)
Foreign Exchange Contracts	0	(14,568)	0	(14,568)
Interest Rate Contracts	0	(6,751)	(97)	(6,848)
	$0	$(23,816)	$(97)	$(23,913)

Totals	$441,930	$5,526,766	$15,118	$5,983,814

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$700	$0	$(700)	$0	$0	$0	$0	$0	$0	$0
U.S. Government Agencies	11,562	0	(868)	0	0	4	0	0	10,698	5
Mortgage-Backed Securities	11,571	0	(9,900)	21	(36)	216	0	0	1,872	97
Asset-Backed Securities	3,139	0	(1,601)	6	(14)	4	0	(908)	626	(9)
Purchased Options
Interest Rate Contracts	0	2,188	0	0	0	(169)	0	0	2,019	(169)

	$26,972	$2,188	$(13,069)	$27	$(50)	$55	$0	$(908)	$15,215	$(76)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(243)	$0	$0	$0	$0	$146	$0	$0	$(97)	$146

Totals	$26,729	$2,188	$(13,069)	$27	$(50)	$201	$0	$(908)	$15,118	$70

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$10,698	Third Party Vendor	Broker Quote	100.20 -100.42
Mortgage-Backed Securities	1,872	Third Party Vendor	Broker Quote	78.00 - 98.00
Asset-Backed Securities	626	Benchmark Pricing	Base Price	103.02
Purchased Options
Interest Rate Contracts	2,019	Indicative Market Quotations	Broker Quote	7.79 - 8.14

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(97)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$15,118

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$2,593	$2,593
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	231	231
Unrealized appreciation on foreign currency contracts	0	0	0	7,426	0	7,426
Unrealized appreciation on OTC swap agreements	0	296	0	0	6,976	7,272

	$0	$296	$0	$7,426	$9,800	$17,522

Liabilities:
Written options outstanding	$0	$0	$0	$0	$6,152	$6,152
Variation margin payable on financial derivative instruments (2)	0	0	0	0	33	33
Unrealized depreciation on foreign currency contracts	0	0	0	14,568	0	14,568
Unrealized depreciation on OTC swap agreements	0	2,497	0	0	1	2,498

	$0	$2,497	$0	$14,568	$6,186	$23,251

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(616)	$(616)
Net realized gain on futures contracts	0	0	0	0	5,464	5,464
Net realized gain on written options	0	0	0	0	4,226	4,226
Net realized gain on swaps	0	622	0	0	1,575	2,197
Net realized gain on foreign currency transactions	0	0	0	11,008	0	11,008

	$0	$622	$0	$11,008	$10,649	$22,279

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$32	$32
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(3,956)	(3,956)
Net change in unrealized (depreciation) on written options	0	0	0	0	(3,371)	(3,371)
Net change in unrealized appreciation on swaps	0	1,509	0	0	6,725	8,234
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(9,428)	0	(9,428)

	$0	$1,509	$0	$(9,428)	$(570)	$(8,489)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $1,655 and open centrally cleared swaps cumulative (depreciation) of $(695) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

June 30, 2012 (Unaudited)

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(137)	$0	$(137)
BPS	(298)	0	(298)
BRC	1,170	(1,320)	(150)
CBK	(116)	424	308
DUB	(3,854)	4,038	184
FBF	5	0	5
GLM	934	(1,520)	(586)
GSC	41	0	41
GST	(237)	180	(57)
HUS	6,127	(6,370)	(243)
JPM	941	(1,160)	(219)
MSC	(102)	(235)	(337)
MYC	1,264	(1,780)	(516)
RBC	81	0	81
RYL	673	(640)	33
UAG	(590)	(320)	(910)
WST	(4,990)	0	(4,990)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and

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Notes to Financial Statements (Cont.)

other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

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Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or

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Notes to Financial Statements (Cont.)

receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased

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straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Notes to Financial Statements (Cont.)

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

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7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor

Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$43,705	$351,730

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$601,477	$2,128,625	$(2,289,900)	$209	$(136)	$440,275	$225

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,483,331	$1,293,156	$89,288	$474,304

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,166	$30,953	2,761	$38,001
Administrative Class	36,418	520,163	76,166	1,052,214
Advisor Class	9,632	137,377	24,630	341,183
Issued as reinvestment of distributions
Institutional Class	92	1,341	440	6,082
Administrative Class	1,952	28,375	10,037	138,646
Advisor Class	167	2,425	1,419	19,653
Cost of shares redeemed
Institutional Class	(1,305)	(18,706)	(1,530)	(20,838)
Administrative Class	(17,955)	(256,987)	(47,303)	(651,633)
Advisor Class	(23,639)	(336,141)	(3,211)	(44,446)
Net increase resulting from Portfolio share transactions	7,528	$108,800	63,409	$878,862

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 46% of the Portfolio.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$5,869,230	$152,050	$(29,906)	$122,144

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	WST	Westpac Banking Corp.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	ZAR	South African Rand
EUR	Euro	KRW	South Korean Won

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT61SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Real Return Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	55.6%
Short-Term Instruments	27.1%
Corporate Bonds & Notes	7.0%
Mortgage-Backed Securities	3.2%
Sovereign Issues	2.9%
Other	4.2%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO Real Return Portfolio Advisor Class	5.14%	11.65%	8.81%	7.03%
Barclays U.S. TIPS Index±	4.04%	11.65%	8.44%	6.97%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,051.40	$1,021.03
Expenses Paid During Period*	$3.93	$3.87
Net Annualized Expense Ratio	0.77%	0.77%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns during the reporting period amid a continued rally in real yields on the back of expectations for the Federal Reserve to keep interest rates low for a prolonged period of time and a tepid global growth outlook.

»

While the Portfolio’s overall underweight to U.S. real duration (or sensitivity to changes in real interest rates) detracted from performance, the focus on intermediate maturity U.S. TIPS was a strong contributor to performance and more than offset the negative impact of the overall underweight.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	Exposure to short term Brazilian rates contributed to performance as yields rallied during the reporting period.

»

Exposure to select investment grade corporate securities, especially within the financials sector, during the first quarter of the reporting period benefited returns as spreads over U.S. Treasuries narrowed.

»

Short euro exposure benefited performance as the euro depreciated against the U.S. dollar. However, short Australian dollar exposure earlier in the reporting period detracted from performance as the Australian dollar appreciated versus the U.S. dollar.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Advisor Class
Net asset value beginning of year or period	$13.95		$13.14	$12.44	$11.26	$12.57	$11.93
Net investment income (a)	0.11		0.24	0.17	0.39	0.44	0.56
Net realized/unrealized gain (loss)	0.61		1.27	0.82	1.64	(1.30)	0.66
Total income (loss) from investment operations	0.72		1.51	0.99	2.03	(0.86)	1.22
Dividends from net investment income	(0.12)		(0.28)	(0.17)	(0.37)	(0.43)	(0.55)
Distributions from net realized capital gains	0.00		(0.42)	(0.12)	(0.48)	(0.02)	(0.03)
Total distributions	(0.12)		(0.70)	(0.29)	(0.85)	(0.45)	(0.58)
Net asset value end of year or period	$14.55		$13.95	$13.14	$12.44	$11.26	$12.57
Total return	5.14%		11.56%	8.00%	18.24%	(7.13)%	10.53%
Net assets end of year or period (000s)	$324,765		$504,229	$175,026	$31,009	$21,735	$13,478
Ratio of expenses to average net assets	0.77	%*	0.75%	0.76%	0.82%	0.80%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	1.62	%*	1.74%	1.32%	3.19%	3.52%	4.59%
Portfolio turnover rate	33	%**	381%**	489%**	689%	1,014%	901%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$4,395,661
Investments in Affiliates, at value	440,275
Repurchase agreements, at value	1,155,438
Cash	1
Foreign currency, at value	514
Receivable for investments sold	745
Receivable for Portfolio shares sold	3,614
Interest and dividends receivable	22,869
Dividends receivable from Affiliates	36
Variation margin receivable on financial derivative instruments	231
OTC swap premiums paid	7,159
Unrealized appreciation on foreign currency contracts	7,426
Unrealized appreciation on OTC swap agreements	7,272
Other assets	1,093
6,042,334

Liabilities:
Payable for investments purchased	$7,442
Payable for investments in Affiliates purchased	36
Payable for sale-buyback financing transactions	2,116,829
Deposits from counterparty	13,026
Payable for Portfolio shares redeemed	3,401
Written options outstanding	6,152
Accrued investment advisory fees	819
Accrued supervisory and administrative fees	819
Accrued distribution fees	67
Accrued servicing fees	432
Variation margin payable on financial derivative instruments	33
OTC swap premiums received	320
Unrealized depreciation on foreign currency contracts	14,568
Unrealized depreciation on OTC swap agreements	2,498
2,166,442

Net Assets	$3,875,892

Net Assets Consist of:
Paid in capital	$3,493,148
Undistributed net investment income	45,131
Accumulated undistributed net realized gain	209,847
Net unrealized appreciation	127,766
$3,875,892

Net Assets:
Institutional Class	$148,137
Administrative Class	3,402,990
Advisor Class	324,765

Shares Issued and Outstanding:
Institutional Class	10,180
Administrative Class	233,857
Advisor Class	22,318

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$14.55
Administrative Class	14.55
Advisor Class	14.55

Cost of Investments	$4,267,760
Cost of Investments in Affiliates	$440,295
Cost of Repurchase Agreements	$1,155,438
Cost of Foreign Currency Held	$507
Premiums Received on Written Options	$6,344

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$52,595
Dividends	15
Dividends from Affiliate investments	225
Total Income	52,835

Expenses:
Investment advisory fees	4,589
Supervisory and administrative fees	4,589
Servicing fees – Administrative Class	2,409
Distribution and/or servicing fees – Advisor Class	449
Trustees’ fees	21
Interest expense	453
Miscellaneous expense	2
Total Expenses	12,512

Net Investment Income	40,323

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	18,290
Net realized gain on Affiliate investments	209
Net realized gain on futures contracts	5,464
Net realized gain on written options	4,226
Net realized gain on swaps	2,197
Net realized gain on foreign currency transactions	10,788
Net change in unrealized appreciation on investments	117,005
Net change in unrealized (depreciation) on Affiliate investments	(136)
Net change in unrealized (depreciation) on futures contracts	(3,956)
Net change in unrealized (depreciation) on written options	(3,371)
Net change in unrealized appreciation on swaps	8,234
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,374)
Net Gain	149,576

Net Increase in Net Assets Resulting from Operations	$189,899

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$40,323	$60,431
Net realized gain	40,965	233,130
Net realized gain on Affiliate investments	209	79
Net change in unrealized appreciation	108,538	33,332
Net change in unrealized appreciation (depreciation) on Affiliate investments	(136)	142
Net increase resulting from operations	189,899	327,114

Distributions to Shareholders:
From net investment income
Institutional Class	(1,342)	(2,450)
Administrative Class	(28,405)	(53,656)
Advisor Class	(2,430)	(5,714)
From net realized capital gains
Institutional Class	0	(3,631)
Administrative Class	0	(84,959)
Advisor Class	0	(13,933)

Total Distributions	(32,177)	(164,343)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	108,800	878,862

Total Increase in Net Assets	266,522	1,041,633

Net Assets:
Beginning of period	3,609,370	2,567,737
End of period*	$3,875,892	$3,609,370

*Including undistributed net investment income of:	$45,131	$36,985

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Delos Aircraft, Inc.
4.750% due 04/12/2016		$5,900	$	5,937
NRG Energy, Inc.
4.000% due 07/01/2018		6,930		6,897
Vodafone Americas Finance
6.875% due 08/17/2015		1,329		1,349

Total Bank Loan Obligations (Cost $14,110)				14,183

CORPORATE BONDS & NOTES 10.8%

BANKING & FINANCE 9.2%
Ally Financial, Inc.
3.667% due 02/11/2014		15,400		15,365
3.868% due 06/20/2014		1,400		1,394
6.750% due 12/01/2014		1,600		1,689
ANZ National International Ltd.
6.200% due 07/19/2013		3,200		3,356
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100		5,304
Banco Santander Brasil S.A.
2.568% due 03/18/2014		7,100		6,836
Bank of Montreal
2.850% due 06/09/2015		7,900		8,367
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400		5,481
BPCE S.A.
2.375% due 10/04/2013		7,900		7,775
Citigroup, Inc.
1.317% due 02/15/2013		35,100		35,107
2.467% due 08/13/2013		1,000		1,007
5.300% due 10/17/2012		1,000		1,013
6.000% due 12/13/2013		6,599		6,938
6.400% due 03/27/2013	EUR	5,000		6,550
Commonwealth Bank of Australia
0.748% due 09/17/2014		$4,900		4,923
0.889% due 07/12/2013		20,600		20,684
0.968% due 06/25/2014		7,100		7,164
Danske Bank A/S
1.517% due 04/14/2014		13,700		13,403
Dexia Credit Local S.A.
0.867% due 03/05/2013		4,500		4,415
0.946% due 04/29/2014		21,000		19,756
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		6,100		6,524
7.500% due 08/01/2012		2,446		2,456
HCP, Inc.
6.700% due 01/30/2018		3,000		3,489
HSBC Finance Corp.
0.816% due 07/19/2012		800		800
1.020% due 04/05/2013	EUR	2,100		2,650
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$4,900		5,156
ICICI Bank Ltd.
2.217% due 02/24/2014		3,700		3,589
ING Bank Australia Ltd.
4.170% due 06/24/2014	AUD	800		825
International Lease Finance Corp.
5.625% due 09/20/2013		$1,160		1,192
6.375% due 03/25/2013		1,000		1,025
6.500% due 09/01/2014		1,400		1,484
Macquarie Bank Ltd.
4.100% due 12/17/2013		9,000		9,458
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728		808

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Merrill Lynch & Co., Inc.
1.403% due 09/27/2012	EUR	900	$	1,138
6.050% due 08/15/2012		$14,800		14,882
Morgan Stanley
0.947% due 10/15/2015		1,700		1,516
1.001% due 03/01/2013	EUR	2,600		3,254
2.967% due 05/14/2013		$4,200		4,195
NIBC Bank NV
2.800% due 12/02/2014		21,600		22,426
Nordea Bank AB
1.367% due 01/14/2014		24,500		24,514
Prudential Financial, Inc. CPI Linked Bond
4.600% due 06/10/2013		2,000		2,003
Royal Bank of Scotland Group PLC
2.887% due 08/23/2013		18,700		18,800
Santander UK PLC
0.977% due 08/28/2017	EUR	2,700		2,649
SLM Corp. CPI Linked Bond
3.254% due 04/01/2014		$480		472
Toronto-Dominion Bank
1.625% due 09/14/2016		200		204
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		1,700		1,577
UBS AG
2.250% due 08/12/2013		4,200		4,214
Westpac Banking Corp.
0.658% due 12/14/2012		34,000		34,017
3.585% due 08/14/2014		6,300		6,648

				358,492

INDUSTRIALS 1.3%
Cardinal Health, Inc.
6.000% due 06/15/2017		300		347
DISH DBS Corp.
7.000% due 10/01/2013		5,000		5,275
NXP BV
3.507% due 10/15/2013	EUR	3,507		4,416
Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900		13,387
Rexam PLC
6.750% due 06/01/2013		1,200		1,239
UST LLC
6.625% due 07/15/2012		2,500		2,504
Volkswagen International Finance NV
0.911% due 10/01/2012		22,500		22,516

				49,684

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400		2,544
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100		2,221
7.343% due 04/11/2013		500		520
Petroleos Mexicanos
5.500% due 01/21/2021		1,800		2,043
6.500% due 06/02/2041		2,200		2,579

				9,907

Total Corporate Bonds & Notes (Cost $415,799)				418,083

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600		484

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	$195	$	195

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,020		769

Total Municipal Bonds & Notes (Cost $1,709)			1,448

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.309% due 12/25/2036	123		118
0.395% due 08/25/2034	157		154
0.595% due 05/25/2042	135		136
0.685% due 05/25/2036	131		131
0.750% due 12/18/2013	30,300		30,511
0.925% due 02/25/2041	8,368		8,406
1.250% due 03/14/2014	10,100		10,258
1.353% due 07/01/2044 - 09/01/2044	93		95
2.556% due 05/25/2035	1,000		1,043
2.570% due 11/01/2024	13		13
2.700% due 03/28/2022	11,900		11,970
4.500% due 04/01/2023 - 04/01/2024	7,341		7,879
5.294% due 10/01/2035	589		634
Freddie Mac
0.392% due 10/15/2020	1,680		1,679
0.472% due 02/15/2019	225		225
0.505% due 08/25/2031	88		85
0.592% due 12/15/2030	30		30
0.692% due 08/15/2033	8,595		8,640
1.315% due 10/25/2044	5,277		5,298
1.353% due 02/25/2045	1,622		1,574
2.367% due 01/01/2034	171		181
5.308% due 12/01/2035	427		461
Ginnie Mae
0.544% due 03/20/2037	9,060		9,061
NCUA Guaranteed Notes
0.691% due 10/07/2020	4,611		4,620
0.800% due 12/08/2020	6,052		6,078
Small Business Administration
5.902% due 02/10/2018	482		536
6.020% due 08/01/2028	2,004		2,346

Total U.S. Government Agencies (Cost $110,910)			112,162

U.S. TREASURY OBLIGATIONS 86.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (f)(g)	185,908		193,722
0.125% due 04/15/2017	37,279		39,399
0.125% due 01/15/2022 (g)	304,240		322,565
0.500% due 04/15/2015	21,022		21,848
0.625% due 07/15/2021 (g)	204,965		228,696
0.750% due 02/15/2042	36,555		38,571
1.125% due 01/15/2021	88,024		101,509
1.250% due 04/15/2014	40,878		42,236
1.250% due 07/15/2020 (g)	166,866		194,139
1.375% due 01/15/2020	128,720		149,959
1.625% due 01/15/2015	107,951		114,816
1.750% due 01/15/2028 (g)	97,733		122,800
1.875% due 07/15/2013	56,248		57,650
1.875% due 07/15/2015	37,971		41,338

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.875% due 07/15/2019		$64,655	$	77,475
2.000% due 01/15/2014		44,703		46,450
2.000% due 07/15/2014 (f)		138,766		147,157
2.000% due 01/15/2016		118,865		131,652
2.000% due 01/15/2026		156,813		200,623
2.125% due 01/15/2019		16,718		20,039
2.125% due 02/15/2040		39,811		56,731
2.125% due 02/15/2041		36,769		52,692
2.375% due 01/15/2017		40,218		46,464
2.375% due 01/15/2025 (f)(g)(h)		198,477		262,052
2.375% due 01/15/2027		107,744		144,958
2.500% due 01/15/2029		62,041		86,324
2.625% due 07/15/2017		77,811		92,558
3.625% due 04/15/2028		58,670		90,709
3.875% due 04/15/2029		129,028		209,106

Total U.S. Treasury Obligations (Cost $3,205,030)				3,334,238

MORTGAGE-BACKED SECURITIES 5.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058		3,875		3,963
American Home Mortgage Investment Trust
2.237% due 09/25/2045		640		516
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	8,258		10,465
1.889% due 05/16/2047		310		392
2.136% due 11/19/2047		26,700		33,926
Banc of America Funding Corp.
2.643% due 02/20/2036		$1,556		1,433
5.700% due 01/20/2047		706		432
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		422		406
1.992% due 11/15/2015		9,076		8,605
5.667% due 02/17/2051		1,000		1,109
5.692% due 06/24/2050		1,600		1,791
Banc of America Mortgage Securities, Inc.
3.000% due 02/25/2036		1,152		843
3.112% due 06/25/2035		310		261
4.994% due 11/25/2034		179		168
6.500% due 09/25/2033		46		49
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049		143		143
5.492% due 02/10/2051		420		482
5.805% due 06/10/2049		143		144
BCAP LLC Trust
5.530% due 03/26/2037		2,400		1,872
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		597		583
2.250% due 08/25/2035		488		455
2.400% due 10/25/2035		2,101		1,843
2.570% due 03/25/2035		853		836
2.729% due 01/25/2035		902		735
2.884% due 03/25/2035		868		723
3.078% due 03/25/2035		255		252
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		3,194		2,200
2.955% due 03/25/2036^		1,001		503
Bear Stearns Structured Products, Inc.
2.846% due 01/26/2036		2,950		1,757
Chase Mortgage Finance Corp.
2.989% due 02/25/2037		170		160
Chaseflex Trust
6.000% due 02/25/2037^		856		645
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		91		106
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		73		71

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.230% due 09/25/2035		$379	$	355
2.340% due 09/25/2035		389		343
2.580% due 10/25/2035		1,993		1,753
2.600% due 05/25/2035		93		86
5.019% due 09/25/2037^		1,889		1,201
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200		233
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,318		2,436
Countrywide Alternative Loan Trust
0.415% due 05/25/2047		10,989		6,786
0.424% due 02/20/2047		920		453
0.425% due 05/25/2047		296		168
0.435% due 09/25/2046		10,096		5,356
0.525% due 12/25/2035		50		33
1.147% due 12/25/2035		249		142
6.000% due 01/25/2037 ^		489		331
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/2035		314		269
2.788% due 11/19/2033		66		65
5.240% due 05/20/2036		272		176
5.500% due 08/25/2035		937		897
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,100		3,404
Deutsche ALT-A Securities, Inc.
0.345% due 10/25/2036		34		13
Deutsche Mortgage Securities, Inc.
1.489% due 06/28/2047		405		403
First Horizon Alternative Mortgage Securities
2.592% due 06/25/2034		524		466
First Horizon Asset Securities, Inc.
2.616% due 02/25/2035		2,100		1,966
2.658% due 08/25/2035		1,207		997
Fosse Master Issuer PLC
1.866% due 10/18/2054		7,900		7,947
Granite Mortgages PLC
1.298% due 09/20/2044	GBP	465		705
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$6		6
0.325% due 01/25/2047^		13		13
0.465% due 06/25/2045		491		320
0.515% due 11/25/2045		264		156
GS Mortgage Securities Corp.
1.103% due 03/06/2020		157		156
1.260% due 03/06/2020		1,500		1,480
4.592% due 08/10/2043		6,000		6,719
GSR Mortgage Loan Trust
2.651% due 09/25/2035		1,118		1,093
2.858% due 01/25/2035		648		581
Harborview Mortgage Loan Trust
0.463% due 05/19/2035		148		94
0.523% due 02/19/2036		292		160
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	14,200		18,053
Indymac Index Mortgage Loan Trust
2.668% due 12/25/2034		$328		254
Indymac Mortgage Loan Trust
5.072% due 11/25/2035		1,861		1,449
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310		349
5.794% due 02/12/2051		1,300		1,512
JPMorgan Mortgage Trust
2.721% due 08/25/2035		706		543
2.773% due 08/25/2035		769		693
2.880% due 07/25/2035		611		587
3.055% due 07/25/2035		1,431		1,377
3.164% due 07/27/2037		1,503		1,134

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.005% due 02/25/2035		$1,098	$	1,102
5.318% due 09/25/2035		334		293
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225		255
MASTR Adjustable Rate Mortgages Trust
2.656% due 11/21/2034		700		695
Mellon Residential Funding Corp.
0.682% due 12/15/2030		366		348
0.942% due 11/15/2031		399		390
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		1,723		1,266
5.147% due 12/25/2035		700		629
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200		220
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		690		566
1.239% due 10/25/2035		421		368
1.986% due 10/25/2035		1,983		1,828
Morgan Stanley Capital, Inc.
6.076% due 06/11/2049		600		682
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036		1,114		928
Opteum Mortgage Acceptance Corp.
0.505% due 07/25/2035		83		82
Permanent Master Issuer PLC
2.057% due 07/15/2042	EUR	1,400		1,780
RBSCF Trust
6.203% due 12/16/2049		$2,500		2,853
Residential Accredit Loans, Inc.
0.545% due 08/25/2035		208		124
Securitized Asset Sales, Inc.
0.771% due 11/26/2023		5		5
Sequoia Mortgage Trust
0.444% due 07/20/2036		2,382		1,939
0.593% due 10/19/2026		118		108
Structured Adjustable Rate Mortgage Loan Trust
0.725% due 06/25/2035		115		102
1.547% due 01/25/2035		201		118
2.740% due 02/25/2034		361		352
2.742% due 08/25/2035		297		237
5.500% due 12/25/2034		1,241		1,198
Structured Asset Mortgage Investments, Inc.
0.435% due 06/25/2036		151		94
0.455% due 04/25/2036		633		357
0.493% due 07/19/2035		2,176		1,871
0.903% due 10/19/2034		152		136
Structured Asset Securities Corp.
2.797% due 10/28/2035		151		120
Swan Trust
4.880% due 04/25/2041	AUD	515		526
Vornado DP LLC
4.004% due 09/13/2028		$6,500		7,133
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		1,878		1,750
0.332% due 09/15/2021		3,343		3,240
5.088% due 08/15/2041		1,400		1,498
5.418% due 01/15/2045		410		457
WaMu Mortgage Pass-Through Certificates
0.505% due 11/25/2045		302		240
0.535% due 10/25/2045		1,830		1,475
0.898% due 01/25/2047		1,182		790
0.928% due 05/25/2047		676		440
0.968% due 12/25/2046		157		113
1.147% due 02/25/2046		237		184
1.347% due 11/25/2042		35		30
2.640% due 07/25/2046		1,071		835
2.640% due 11/25/2046		161		121

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.057% due 12/25/2035		$405	$	355
5.505% due 08/25/2035		467		426
Wells Fargo Mortgage-Backed Securities Trust
2.649% due 09/25/2034		203		205

Total Mortgage-Backed Securities (Cost $205,856)				192,446

ASSET-BACKED SECURITIES 3.1%
Access Group, Inc.
1.766% due 10/27/2025		10,570		10,642
AMMC CDO
0.692% due 05/03/2018		374		368
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	3,407		4,006
ARES CLO Ltd.
0.695% due 03/12/2018		$1,941		1,905
Asset-Backed Funding Certificates
0.595% due 06/25/2034		1,329		994
Babson CLO Ltd.
0.787% due 11/15/2016		909		899
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		1		1
0.905% due 10/25/2032		21		18
Citibank Omni Master Trust
2.992% due 08/15/2018		6,500		6,829
Citigroup Mortgage Loan Trust, Inc.
0.325% due 01/25/2037		251		105
College Loan Corp. Trust
0.716% due 01/25/2024		800		775
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		76		80
Countrywide Asset-Backed Certificates
0.425% due 07/25/2036		3,902		3,310
0.495% due 04/25/2036		292		267
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		111		40
Cumberland CLO Ltd.
0.716% due 11/10/2019		2,809		2,760
Duane Street CLO
0.716% due 11/08/2017		1,033		1,016
Equity One ABS, Inc.
0.545% due 04/25/2034		93		66
First CLO Ltd.
0.778% due 12/14/2016		339		337
First Franklin Mortgage Loan Asset-Backed Certificates
0.585% due 11/25/2035		16,243		14,712
GSAMP Trust
0.315% due 12/25/2036		125		76
Harbourmaster CLO Ltd.
0.922% due 06/15/2020	EUR	537		657
Harvest CLO S.A.
1.587% due 03/29/2017		265		331
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036		$10		4
0.295% due 12/25/2036		28		28
Illinois Student Assistance Commission
0.946% due 04/25/2017		634		635
Katonah Ltd.
0.788% due 09/20/2016		2,168		2,138
Landmark CDO Ltd.
0.767% due 06/01/2017		3,771		3,682
Magi Funding PLC
1.314% due 04/11/2021	EUR	2,231		2,660

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	493	$	626
Merrill Lynch Mortgage Investors, Inc.
0.325% due 09/25/2037		$29		6
0.365% due 02/25/2037		462		144
Morgan Stanley IXIS Real Estate Capital Trust
0.295% due 11/25/2036		15		5
Nautique Funding Ltd.
0.717% due 04/15/2020		962		908
Navigare Funding CLO Ltd.
0.727% due 05/20/2019		429		422
Nelnet Student Loan Trust
1.166% due 07/25/2018		979		983
North Carolina State Education Assistance Authority
0.916% due 10/26/2020		5,714		5,710
NYLIM Flatiron CLO Ltd.
0.686% due 08/08/2020		600		575
Pacifica CDO Ltd.
0.817% due 02/15/2017		3,154		3,126
Park Place Securities, Inc.
0.505% due 09/25/2035		31		29
Penta CLO S.A.
1.166% due 06/04/2024	EUR	3,970		4,573
Renaissance Home Equity Loan Trust
1.005% due 12/25/2032		$65		45
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036^		411		89
SLM Student Loan Trust
0.506% due 04/25/2019		8,800		8,498
0.576% due 04/25/2017		96		96
0.916% due 01/25/2017		1,432		1,434
0.981% due 10/25/2023	EUR	3,900		4,619
1.892% due 12/15/2017		$1,686		1,690
1.966% due 04/25/2023		16,743		17,307
2.350% due 04/15/2039		3,559		3,586
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		66		18
Structured Asset Securities Corp.
1.745% due 04/25/2035		828		708
Symphony CLO Ltd.
0.707% due 05/15/2019		3,100		3,010
Wind River CLO Ltd.
0.798% due 12/19/2016		524		511
Wood Street CLO BV
1.347% due 03/29/2021	EUR	604		736

Total Asset-Backed Securities (Cost $118,801)				118,795

SOVEREIGN ISSUES 4.4%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	20,900		29,558
4.000% due 08/20/2020		23,400		46,195
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	2,643		3,375
2.750% due 09/01/2016		9,600		10,009
4.250% due 12/01/2021 (b)		15,886		22,176
Instituto de Credito Oficial
2.405% due 03/25/2014	EUR	16,900		20,674
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,700		4,442
2.750% due 11/20/2025		18,300		23,568
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	55,307		7,219

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
United Kingdom Gilt
0.375% due 03/22/2062 (b)	GBP	2,005	$	3,577

Total Sovereign Issues (Cost $161,799)				170,793

SHORT-TERM INSTRUMENTS 41.9%

REPURCHASE AGREEMENTS 29.8%
Barclays Capital, Inc.
0.180% due 07/06/2012		$1,000,000		1,000,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% - 2.500% due 07/15/2013 - 02/15/2041 valued at $1,014,600. Repurchase proceeds are $1,000,015.)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012		150,000		150,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/15/2015 valued at $153,688. Repurchase proceeds are $150,002.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		2,100		2,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $2,140. Repurchase proceeds are $2,100.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		3,338		3,338
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $3,407. Repurchase proceeds are $3,338.)

				1,155,438

JAPAN TREASURY BILLS 0.6%
0.100% due 07/23/2012	JPY	2,000,000		25,019

U.S. TREASURY BILLS 0.1%
0.174% due 01/10/2013 - 06/27/2013 (a)(d)(f)		$5,910		5,901

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 11.4%
PIMCO Short-Term Floating NAV Portfolio		43,939,665		440,275

Total Short-Term Instruments (Cost $1,626,249)				1,626,633

PURCHASED OPTIONS (j) 0.1%
(Cost $3,230)				2,593

Total Investments 154.6% (Cost $5,863,493)			$	5,991,374

Written Options (k) (0.2%) (Premiums $6,344)				(6,152)

Other Assets and Liabilities (Net) (54.4%)				(2,109,330)

Net Assets 100.0%			$	3,875,892

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $5,721 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $405,670 at a weighted average interest rate of 0.218%.
(f)	Securities with an aggregate market value of $4,641 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $1,236 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	161	$306
90-Day Eurodollar March Futures	Long	03/2014	254	308
90-Day Eurodollar March Futures	Long	03/2015	451	782
Euro-Bund 10-Year Bond September Futures	Short	09/2012	49	259

				$1,655

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $543 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	16,400	$(743)	$(695)

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)		Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.490%	$	300	$(2)	$0	$(2)
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	1.462%		3,500	(116)	0	(116)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	1.462%		1,500	(50)	0	(50)
HCP, Inc.	GST	(2.910%	)	03/20/2018	1.608%		3,000	(213)	0	(213)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.461%		2,000	(24)	0	(24)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.461%		2,000	(9)	0	(9)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.403%		1,200	(13)	0	(13)
UST LLC	BOA	(0.340%	)	09/20/2012	0.129%		2,500	(1)	0	(1)

								$(428)	$0	$(428)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%	$	2,600	$(10)	$(31)	$21
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%		6,000	(337)	(199)	(138)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%		1,000	(3)	(14)	11
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%		600	(2)	(7)	5
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.136%		1,000	(3)	(19)	16
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%		4,300	66	98	(32)
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		1,600	24	33	(9)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.676%		10,300	134	(5)	139
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		2,300	35	47	(12)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		2,300	35	52	(17)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.454%		1,000	(1)	(32)	31
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		700	0	(9)	9
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.463%		4,600	98	104	(6)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		1,300	27	10	17

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%	$	2,300	$49	$28	$21
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		1,600	34	8	26
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		2,500	56	59	(3)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		5,100	113	120	(7)

							$315	$243	$72

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$	9,400	$757	$1,237	$(480)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		9,200	741	1,288	(547)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		6,600	532	931	(399)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		2,000	161	275	(114)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		3,900	315	550	(235)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		1,500	132	202	(70)

						$2,638	$4,483	$(1,845)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	40,000	$542	$60	$482
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		11,500	176	53	123
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		96,900	1,601	455	1,146
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		348,900	5,931	1,366	4,565
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		26,900	471	121	350
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		19,400	373	63	310
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	4,100	(3)	(2)	(1)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,900	(3)	(3)	0

							$9,088	$2,113	$6,975

(j)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	20,500	$1,042	$574

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$	3,100	$263	$ 241
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012		4,800	419	391
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		6,700	593	545

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Straddle Options (Cont.)
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	$	4,500	$377	$351
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		6,300	536	491

						$2,188	$ 2,019

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	16,800	$0	$(47)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		16,800	0	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		16,400	0	(46)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		16,400	0	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		35,200	0	(339)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		35,200	0	(4)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		40,400	0	(277)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		40,400	0	(15)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		27,800	328	(787)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		27,800	523	(96)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012		54,100	574	(1,272)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		54,100	573	(26)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		83,000	983	(2,349)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		83,000	1,615	(285)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		10,500	99	(20)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		86,200	1,034	(488)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		3,700	24	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		6,300	43	0

								$5,796	$(6,055)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$(28)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	(52)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	4,400	57	(7)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	(10)

						$548	$(97)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	0	$919,600	$5,340
Sales	224	426,500	5,849
Closing Buys	(224)	(630,900)	(4,845)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$715,200	$6,344

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	3,193	$	3,161	MSC	$0	$(102)	$(102)
07/2012		102,365		99,622	WST	0	(4,990)	(4,990)
07/2012	EUR	29,321		36,635	BPS	30	(501)	(471)
07/2012		3,027		3,768	BRC	0	(63)	(63)
07/2012		23,316		29,230	CBK	0	(276)	(276)
07/2012		443		582	DUB	21	0	21
07/2012		12,272		15,421	FBF	0	(110)	(110)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	25,050	$	31,696	GSC	$0	$(5)	$(5)
07/2012		21,494		27,017	HUS	0	(184)	(184)
07/2012		16,932		21,218	JPM	19	(228)	(209)
07/2012		529		694	RBC	25	0	25
07/2012		54,762		71,480	UAG	2,172	0	2,172
07/2012	GBP	2,515		3,875	BPS	0	(64)	(64)
07/2012		5,093		8,037	GSC	61	0	61
07/2012		5,093		8,030	HUS	54	0	54
07/2012	IDR	560		0	JPM	0	0	0
07/2012		560		0	UAG	0	0	0
07/2012	INR	693,900		13,330	BRC	894	0	894
07/2012		102,046		1,843	DUB	14	0	14
07/2012		57,443		1,030	GST	1	0	1
07/2012		116,813		2,120	HUS	26	0	26
07/2012		340,700		6,505	JPM	399	0	399
07/2012	JPY	1,400,000		17,253	CBK	0	(266)	(266)
07/2012		600,000		7,394	DUB	0	(114)	(114)
07/2012	KRW	801		1	BRC	0	0	0
07/2012	$	159	AUD	157	RBC	2	0	2
07/2012		158,668	EUR	127,001	BPS	2,089	(37)	2,052
07/2012		8,094		6,427	BRC	53	(13)	40
07/2012		5,456		4,404	DUB	118	0	118
07/2012		88		67	FBF	0	(3)	(3)
07/2012		715		559	HUS	7	(15)	(8)
07/2012		2,049		1,610	RYL	0	(12)	(12)
07/2012		4,673	GBP	3,024	HUS	63	0	63
07/2012		2,126		1,366	JPM	13	0	13
07/2012		8,497		5,459	RBC	52	0	52
07/2012		4,451		2,852	UAG	16	0	16
07/2012		0	IDR	560	JPM	0	0	0
07/2012		0		560	UAG	0	0	0
07/2012		28,338	INR	1,310,902	UAG	0	(4,844)	(4,844)
07/2012		1	KRW	801	UAG	0	0	0
07/2012	ZAR	59,355	$	7,069	HUS	0	(167)	(167)
08/2012	BRL	9,601		4,689	BOA	0	(60)	(60)
08/2012		5,251		2,686	BRC	88	0	88
08/2012		4,953		2,436	GSC	0	(15)	(15)
08/2012	EUR	119,382		149,028	BPS	0	(2,086)	(2,086)
08/2012	GBP	2,852		4,450	UAG	0	(16)	(16)
08/2012	$	5,030	BRL	10,413	BRC	121	0	121
08/2012		3,700		7,690	HUS	104	0	104
08/2012		4,730		9,890	UAG	163	0	163
08/2012		174	MXN	2,276	JPM	0	(4)	(4)
08/2012		0	SGD	0	UAG	0	0	0
09/2012	CAD	36,834	$	35,834	UAG	0	(282)	(282)
09/2012	EUR	230		288	FBF	0	(4)	(4)
09/2012	JPY	674,290		8,618	BPS	174	0	174
09/2012	$	5,460	EUR	4,299	BRC	0	(15)	(15)
09/2012		40,749		32,661	CBK	612	0	612
09/2012		4,828		3,820	FBF	10	0	10
09/2012		736		584	JPM	3	0	3
09/2012		380		302	RBC	2	0	2
09/2012		301		239	RYL	1	0	1
09/2012		578		460	UAG	4	0	4
09/2012		1	KRW	801	BRC	0	0	0
02/2013	CNY	45,394	$	7,125	JPM	15	0	15
02/2013	$	7,210	CNY	45,446	UAG	0	(92)	(92)

						$ 7,426	$(14,568)	$(7,142)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$14,183	$0	$14,183
Corporate Bonds & Notes
Banking & Finance	0	358,492	0	358,492
Industrials	0	49,684	0	49,684
Utilities	0	9,907	0	9,907
Municipal Bonds & Notes
California	0	484	0	484
Rhode Island	0	195	0	195
West Virginia	0	769	0	769
U.S. Government Agencies	0	101,464	10,698	112,162
U.S. Treasury Obligations	0	3,334,238	0	3,334,238
Mortgage-Backed Securities	0	190,574	1,872	192,446
Asset-Backed Securities	0	118,169	626	118,795
Sovereign Issues	0	170,793	0	170,793
Short-Term Instruments
Repurchase Agreements	0	1,155,438	0	1,155,438
Japan Treasury Bills	0	25,019	0	25,019
U.S. Treasury Bills	0	5,901	0	5,901

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
PIMCO Short-Term Floating NAV Portfolio	$440,275	$0	$0	$440,275
Purchased Options
Interest Rate Contracts	0	574	2,019	2,593
	$440,275	$5,535,884	$15,215	$5,991,374

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	296	0	296
Foreign Exchange Contracts	0	7,426	0	7,426
Interest Rate Contracts	1,655	6,976	0	8,631
	$1,655	$14,698	$0	$16,353

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,497)	0	(2,497)
Foreign Exchange Contracts	0	(14,568)	0	(14,568)
Interest Rate Contracts	0	(6,751)	(97)	(6,848)
	$0	$(23,816)	$(97)	$(23,913)

Totals	$441,930	$5,526,766	$15,118	$5,983,814

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$700	$0	$(700)	$0	$0	$0	$0	$0	$0	$0
U.S. Government Agencies	11,562	0	(868)	0	0	4	0	0	10,698	5
Mortgage-Backed Securities	11,571	0	(9,900)	21	(36)	216	0	0	1,872	97
Asset-Backed Securities	3,139	0	(1,601)	6	(14)	4	0	(908)	626	(9)
Purchased Options
Interest Rate Contracts	0	2,188	0	0	0	(169)	0	0	2,019	(169)

	$26,972	$2,188	$(13,069)	$27	$(50)	$55	$0	$(908)	$15,215	$(76)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(243)	$0	$0	$0	$0	$146	$0	$0	$(97)	$146

Totals	$26,729	$2,188	$(13,069)	$27	$(50)	$201	$0	$(908)	$15,118	$70

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$10,698	Third Party Vendor	Broker Quote	100.20 -100.42
Mortgage-Backed Securities	1,872	Third Party Vendor	Broker Quote	78.00 - 98.00
Asset-Backed Securities	626	Benchmark Pricing	Base Price	103.02
Purchased Options
Interest Rate Contracts	2,019	Indicative Market Quotations	Broker Quote	7.79 - 8.14

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(97)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$15,118

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$2,593	$2,593
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	231	231
Unrealized appreciation on foreign currency contracts	0	0	0	7,426	0	7,426
Unrealized appreciation on OTC swap agreements	0	296	0	0	6,976	7,272

	$0	$296	$0	$7,426	$9,800	$17,522

Liabilities:
Written options outstanding	$0	$0	$0	$0	$6,152	$6,152
Variation margin payable on financial derivative instruments (2)	0	0	0	0	33	33
Unrealized depreciation on foreign currency contracts	0	0	0	14,568	0	14,568
Unrealized depreciation on OTC swap agreements	0	2,497	0	0	1	2,498

	$0	$2,497	$0	$14,568	$6,186	$23,251

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(616)	$(616)
Net realized gain on futures contracts	0	0	0	0	5,464	5,464
Net realized gain on written options	0	0	0	0	4,226	4,226
Net realized gain on swaps	0	622	0	0	1,575	2,197
Net realized gain on foreign currency transactions	0	0	0	11,008	0	11,008

	$0	$622	$0	$11,008	$10,649	$22,279

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$32	$32
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(3,956)	(3,956)
Net change in unrealized (depreciation) on written options	0	0	0	0	(3,371)	(3,371)
Net change in unrealized appreciation on swaps	0	1,509	0	0	6,725	8,234
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(9,428)	0	(9,428)

	$0	$1,509	$0	$(9,428)	$(570)	$(8,489)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $1,655 and open centrally cleared swaps cumulative (depreciation) of $(695) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

June 30, 2012 (Unaudited)

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(137)	$0	$(137)
BPS	(298)	0	(298)
BRC	1,170	(1,320)	(150)
CBK	(116)	424	308
DUB	(3,854)	4,038	184
FBF	5	0	5
GLM	934	(1,520)	(586)
GSC	41	0	41
GST	(237)	180	(57)
HUS	6,127	(6,370)	(243)
JPM	941	(1,160)	(219)
MSC	(102)	(235)	(337)
MYC	1,264	(1,780)	(516)
RBC	81	0	81
RYL	673	(640)	33
UAG	(590)	(320)	(910)
WST	(4,990)	0	(4,990)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of

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Notes to Financial Statements (Cont.)

mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has

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adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal

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Notes to Financial Statements (Cont.)

models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair

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values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and

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Notes to Financial Statements (Cont.)

other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

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Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or

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Notes to Financial Statements (Cont.)

receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Notes to Financial Statements (Cont.)

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor

Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$43,705	$351,730

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$601,477	$2,128,625	$(2,289,900)	$209	$(136)	$440,275	$225

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,483,331	$1,293,156	$89,288	$474,304

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,166	$30,953	2,761	$38,001
Administrative Class	36,418	520,163	76,166	1,052,214
Advisor Class	9,632	137,377	24,630	341,183
Issued as reinvestment of distributions
Institutional Class	92	1,341	440	6,082
Administrative Class	1,952	28,375	10,037	138,646
Advisor Class	167	2,425	1,419	19,653
Cost of shares redeemed
Institutional Class	(1,305)	(18,706)	(1,530)	(20,838)
Administrative Class	(17,955)	(256,987)	(47,303)	(651,633)
Advisor Class	(23,639)	(336,141)	(3,211)	(44,446)
Net increase resulting from Portfolio share transactions	7,528	$108,800	63,409	$878,862

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 46% of the Portfolio.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$5,869,230	$152,050	$(29,906)	$122,144

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	WST	Westpac Banking Corp.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	ZAR	South African Rand
EUR	Euro	KRW	South Korean Won

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT59SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Short-Term Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	51.8%
U.S. Government Agencies	20.8%
Asset-Backed Securities	8.1%
Sovereign Issues	6.3%
Short-Term Instruments	5.6%
Other	7.4%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Short-Term Portfolio Administrative Class	1.68%	1.43%	2.82%	2.80%	3.40%
Citigroup 3-Month Treasury Bill Index±	0.03%	0.04%	0.87%	1.77%	2.33%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Administrative Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,016.80	$1,021.88
Expenses Paid During Period*	$3.01	$3.02
Net Annualized Expense Ratio	0.60%	0.60%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as short term interest rates moved higher across the yield curve.

»	Exposure to mortgages benefited performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the corporate sector added to returns as the sector outperformed U.S. Treasuries during the reporting period.

»	An allocation to emerging markets was positive for performance as risk assets rebounded strongly in the first quarter of the year. The sector was also a source of incremental income.

»	At the end of the reporting period on June 30, 2012, the Portfolio’s 30 Day SEC yield[1] was 0.94%.

1The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Portfolio’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Portfolio’s expenses.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$10.12		$10.18	$10.07	$9.62	$10.01	$10.04
Net investment income (a)	0.05		0.09	0.09	0.20	0.36	0.47
Net realized/unrealized gain (loss)	0.12		(0.03)	0.13	0.54	(0.39)	(0.03)
Total income (loss) from investment operations	0.17		0.06	0.22	0.74	(0.03)	0.44
Dividends from net investment income	(0.05)		(0.10)	(0.09)	(0.20)	(0.36)	(0.47)
Distributions from net realized capital gains	0.00		(0.02)	(0.02)	(0.09)	0.00	0.00
Total distributions	(0.05)		(0.12)	(0.11)	(0.29)	(0.36)	(0.47)
Net asset value end of year or period	$10.24		$10.12	$10.18	$10.07	$9.62	$10.01
Total return	1.68%		0.51%	2.11%	7.80%	(0.31)%	4.49%
Net assets end of year or period (000s)	$30,742		$33,688	$26,794	$16,335	$12,385	$12,991
Ratio of expenses to average net assets	0.60	%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60	%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.98	%*	0.90%	0.88%	1.98%	3.65%	4.73%
Portfolio turnover rate	47	%**	225%**	231%**	524%	191%	160%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$76,463
Investments in Affiliates, at value	2,154
Repurchase agreements, at value	220
Cash	1
Deposits with counterparty	19
Foreign currency, at value	114
Receivable for investments sold	1
Receivable for Portfolio shares sold	31
Interest and dividends receivable	451
OTC swap premiums paid	32
Unrealized appreciation on foreign currency contracts	82
Unrealized appreciation on OTC swap agreements	36
79,604

Liabilities:
Payable for investments purchased	$2,386
Payable for Portfolio shares redeemed	115
Accrued investment advisory fees	16
Accrued supervisory and administrative fees	13
Accrued distribution fees	8
Accrued servicing fees	4
OTC swap premiums received	38
Unrealized depreciation on foreign currency contracts	102
Unrealized depreciation on OTC swap agreements	31
2,713

Net Assets	$76,891

Net Assets Consist of:
Paid in capital	$76,307
Undistributed net investment income	431
Accumulated undistributed net realized gain	187
Net unrealized (depreciation)	(34)
$76,891

Net Assets:
Institutional Class	$8,282
Administrative Class	30,742
Advisor Class	37,867

Shares Issued and Outstanding:
Institutional Class	809
Administrative Class	3,002
Advisor Class	3,698

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.24
Administrative Class	10.24
Advisor Class	10.24

Cost of Investments	$76,482
Cost of Investments in Affiliates	$2,154
Cost of Repurchase Agreements	$220
Cost of Foreign Currency Held	$112

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$547
Dividends from Affiliate investments	3
Total Income	550

Expenses:
Investment advisory fees	87
Supervisory and administrative fees	70
Servicing fees – Administrative Class	22
Distribution and/or servicing fees – Advisor Class	41
Total Expenses	220

Net Investment Income	330

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(156)
Net realized gain on Affiliate investments	3
Net realized gain on futures contracts	1
Net realized gain on written options	52
Net realized gain on swaps	15
Net realized gain on foreign currency transactions	234
Net change in unrealized appreciation on investments	827
Net change in unrealized (depreciation) on written options	(14)
Net change in unrealized appreciation on swaps	9
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(126)
Net Gain	845

Net Increase in Net Assets Resulting from Operations	$1,175

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$330	$566
Net realized gain	146	326
Net realized gain (loss) on Affiliate investments	3	(10)
Net change in unrealized appreciation (depreciation)	696	(769)
Net increase resulting from operations	1,175	113

Distributions to Shareholders:
From net investment income
Institutional Class	(45)	(83)
Administrative Class	(143)	(314)
Advisor Class	(142)	(188)
From net realized capital gains
Institutional Class	0	(13)
Administrative Class	0	(58)
Advisor Class	0	(42)

Total Distributions	(330)	(698)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	6,404	22,252

Total Increase in Net Assets	7,249	21,667

Net Assets:
Beginning of period	69,642	47,975
End of period*	$76,891	$69,642

*Including undistributed net investment income of:	$431	$431

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
HCA, Inc.
2.495% due 11/17/2013	$400	$399
Las Vegas Sands LLC
1.750% due 05/23/2014	86	85

Total Bank Loan Obligations (Cost $482)		484

CORPORATE BONDS & NOTES 53.1%

BANKING & FINANCE 26.9%
Ally Financial, Inc.
7.500% due 12/31/2013	250	266
American Express Credit Corp.
1.568% due 06/12/2015	500	505
American Honda Finance Corp.
0.916% due 05/08/2014	600	601
American International Group, Inc.
4.250% due 05/15/2013	500	511
Banco do Brasil S.A.
4.500% due 01/22/2015	200	213
Bank of Montreal
1.300% due 10/31/2014	700	710
Bank of Nova Scotia
1.250% due 11/07/2014	1,000	1,013
1.450% due 07/26/2014	750	758
Banque PSA Finance S.A.
2.361% due 04/04/2014	200	195
BRFkredit A/S
0.717% due 04/15/2013	200	200
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016	500	527
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	400	404
2.600% due 07/02/2015	600	632
Cie de Financement Foncier S.A.
1.216% due 07/23/2012	200	200
1.625% due 07/23/2012	200	200
DanFin Funding Ltd.
1.167% due 07/16/2013	300	301
Dexia Credit Local S.A.
0.867% due 03/05/2013	500	485
Eksportfinans ASA
1.875% due 04/02/2013	300	294
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	200	215
FIH Erhvervsbank A/S
0.838% due 06/13/2013	200	200
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	600	642
7.500% due 08/01/2012	100	100
Goldman Sachs Group, Inc.
4.750% due 07/15/2013	65	67
5.250% due 10/15/2013	50	52
5.450% due 11/01/2012	250	254
HSBC Bank PLC
1.117% due 08/12/2013	300	300
1.625% due 07/07/2014	300	303
ICICI Bank Ltd.
6.625% due 10/03/2012	100	101
ING Bank NV
1.786% due 10/18/2013	100	100
Intesa Sanpaolo SpA
2.867% due 02/24/2014	100	94
John Deere Capital Corp.
0.705% due 04/25/2014	700	701

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Capital
6.550% due 09/15/2066		$170	$171
6.800% due 10/01/2037		390	391
Lloyds TSB Bank PLC
2.816% due 01/24/2014		250	251
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		250	255
5.571% due 10/04/2012		200	201
Nationwide Building Society
2.500% due 08/17/2012		1,000	1,003
Network Rail Infrastructure Finance PLC
0.488% due 06/14/2013		400	400
NIBC Bank NV
0.847% due 12/02/2014		750	744
2.800% due 12/02/2014		500	519
Nordea Bank AB
1.367% due 01/14/2014		400	400
Nykredit Realkredit A/S
2.000% due 01/01/2013	DKK	600	103
Prudential Covered Trust
2.997% due 09/30/2015		$300	305
RCI Banque S.A.
2.339% due 04/11/2014		200	194
SSIF Nevada LP
1.167% due 04/14/2014		300	298
Stadshypotek AB
1.011% due 09/30/2013		300	300
1.450% due 09/30/2013		650	655
Standard Chartered PLC
1.417% due 05/12/2014		250	250
Svensk Exportkredit AB
1.118% due 03/09/2015		500	503
Swedbank AB
0.917% due 01/14/2013		300	300
Swedbank Hypotek AB
0.911% due 03/28/2014		600	599
Toronto-Dominion Bank
0.646% due 07/26/2013		400	401
1.500% due 03/13/2017		300	303
Westpac Banking Corp.
0.748% due 09/10/2014		1,000	1,005

			20,695

INDUSTRIALS 22.3%
Amgen, Inc.
1.875% due 11/15/2014		500	508
Anglo American Capital PLC
9.375% due 04/08/2014		550	619
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		400	403
Barrick Gold Corp.
1.750% due 05/30/2014		350	355
Boston Scientific Corp.
4.500% due 01/15/2015		400	427
5.450% due 06/15/2014		300	322
Canadian Natural Resources Ltd.
5.150% due 02/01/2013		400	410
5.450% due 10/01/2012		250	253
Case New Holland, Inc.
7.750% due 09/01/2013		110	117
Codelco, Inc.
5.500% due 10/15/2013		125	131
Comcast Cable Holdings LLC
7.875% due 08/01/2013		400	427
Covidien International Finance S.A.
1.350% due 05/29/2015		250	251

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 06/15/2013	$300	$303
COX Communications, Inc.
7.125% due 10/01/2012	425	431
Crown Castle Towers LLC
3.214% due 08/15/2035	200	204
CSN Islands Corp.
9.750% due 12/16/2013	100	110
Daimler Finance North America LLC
1.071% due 03/28/2014	275	274
1.668% due 09/13/2013	250	252
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	50	51
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	400	426
Dow Chemical Co.
7.600% due 05/15/2014	400	446
Encana Corp.
4.750% due 10/15/2013	300	312
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	219
5.900% due 04/15/2013	100	104
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	450	473
General Mills, Inc.
0.816% due 05/16/2014	250	251
Georgia-Pacific LLC
8.250% due 05/01/2016	200	221
Harley-Davidson Funding Corp.
5.250% due 12/15/2012	500	508
Hewlett-Packard Co.
0.747% due 05/24/2013	100	100
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	250	258
ICI Wilmington, Inc.
5.625% due 12/01/2013	250	263
Johnson Controls, Inc.
0.876% due 02/04/2014	350	351
Kraft Foods, Inc.
1.344% due 07/10/2013	300	301
MGM Resorts International
6.750% due 04/01/2013	100	103
13.000% due 11/15/2013	350	401
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	200	201
Philip Morris International, Inc.
6.875% due 03/17/2014	500	552
Phillips 66
1.950% due 03/05/2015	300	302
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	108
Reynolds American, Inc.
7.250% due 06/01/2013	300	317
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	200	202
Rockies Express Pipeline LLC
6.250% due 07/15/2013	500	516
Rogers Communications, Inc.
6.250% due 06/15/2013	600	630
Sanofi
2.625% due 03/29/2016	400	420
Steel Dynamics, Inc.
7.375% due 11/01/2012	350	354
Telefonica Emisiones S.A.U.
0.796% due 02/04/2013	350	343
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	517

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UST LLC
6.625% due 07/15/2012	$750	$751
Verizon Wireless Capital LLC
7.375% due 11/15/2013	200	217
Volkswagen International Finance NV
1.071% due 04/01/2014	500	499
Wesfarmers Ltd.
2.983% due 05/18/2016	250	258
Xerox Corp.
1.868% due 09/13/2013	100	101
Xstrata Canada Corp.
7.250% due 07/15/2012	250	250

		17,123

UTILITIES 3.9%
Appalachian Power Co.
5.650% due 08/15/2012	482	485
BP Capital Markets PLC
1.068% due 03/11/2014	200	201
5.250% due 11/07/2013	300	318
Florida Power Corp.
4.800% due 03/01/2013	380	391
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	600	600
Plains All American Pipeline LP
3.950% due 09/15/2015	440	472
Public Service Co. of Colorado
7.875% due 10/01/2012	300	305
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012	250	252

		3,024

Total Corporate Bonds & Notes (Cost $40,725)		40,842

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%
Transocean, Inc.
1.500% due 12/15/2037	200	200

Total Convertible Bonds & Notes (Cost $196)		200

MUNICIPAL BONDS & NOTES 2.4%

ARKANSAS 0.3%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.400% due 11/25/2043	200	197

CALIFORNIA 0.7%
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	250	253
University of California Revenue Bonds, Series 2011
0.818% due 07/01/2041	250	250

		503

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	100	100

NEW YORK 0.7%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	300	341

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	$200	$202

		543

TEXAS 0.6%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014 (b)	500	500

Total Municipal Bonds & Notes (Cost $1,838)		1,843

U.S. GOVERNMENT AGENCIES 21.4%
Fannie Mae
0.309% due 12/25/2036	21	20
0.365% due 03/25/2034	17	17
0.395% due 08/25/2034	5	5
0.445% due 10/27/2037	100	99
0.595% due 05/25/2042	11	11
0.750% due 01/30/2015	3,000	3,009
0.795% due 09/25/2041	568	571
0.825% due 06/25/2041	321	322
0.925% due 12/25/2037	143	144
0.939% due 01/01/2021	195	196
1.353% due 03/01/2044 - 07/01/2044	46	47
2.501% due 10/01/2031	3	3
3.970% due 11/27/2019	700	709
Federal Home Loan Bank
0.290% due 12/06/2013	2,000	2,000
Freddie Mac
0.285% due 12/25/2036	52	52
0.375% due 11/27/2013	1,800	1,802
0.472% due 02/15/2019	90	90
0.625% due 12/23/2013	4,500	4,519
0.692% due 09/15/2041	404	406
0.850% due 02/24/2016	250	250
1.315% due 10/25/2044	145	146
1.353% due 02/25/2045	155	150
1.526% due 07/25/2044	57	59
5.500% due 08/15/2030	1	1
Ginnie Mae
0.789% due 04/20/2062	400	402
0.939% due 02/20/2062	300	304
1.289% due 02/20/2062	200	206
1.625% due 02/20/2032	12	12
NCUA Guaranteed Notes
0.589% due 12/07/2020	222	223
0.610% due 11/06/2017	268	269
0.800% due 12/08/2020	219	220
1.600% due 10/29/2020	168	170

Total U.S. Government Agencies (Cost $16,418)		16,434

MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust
4.583% due 11/25/2035	1,020	718
Arkle Master Issuer PLC
1.616% due 05/17/2060	100	100
Banc of America Large Loan, Inc.
0.752% due 08/15/2029	8	8
Banc of America Mortgage Securities, Inc.
3.605% due 07/20/2032	1	1
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.919% due 05/10/2045	100	115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
2.563% due 11/26/2035		$100	$95
Bear Stearns Adjustable Rate Mortgage Trust
2.889% due 01/25/2034		6	7
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		35	24
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		21	20
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		25	25
Commercial Mortgage Pass-Through Certificates
0.342% due 12/15/2020		20	19
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/2035		29	24
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		5	4
2.120% due 05/25/2032		1	1
2.459% due 06/25/2033		28	27
6.133% due 04/15/2037		20	20
European Loan Conduit
0.840% due 05/15/2019	EUR	26	28
Extended Stay America Trust
3.330% due 01/05/2013 (a)		$243	3
First Republic Mortgage Loan Trust
0.542% due 08/15/2032		23	22
Fosse Master Issuer PLC
1.866% due 10/18/2054		200	201
Greenpoint Mortgage Funding Trust
0.465% due 06/25/2045		42	27
GSR Mortgage Loan Trust
2.651% due 09/25/2035		35	34
Harborview Mortgage Loan Trust
0.463% due 05/19/2035		56	35
Holmes Master Issuer PLC
0.567% due 07/15/2020		500	500
JPMorgan Chase Commercial Mortgage Securities Corp.
5.289% due 05/15/2045		106	106
Mellon Residential Funding Corp.
0.682% due 12/15/2030		9	9
MLCC Mortgage Investors, Inc.
1.239% due 10/25/2035		20	18
RBSSP Resecuritization Trust
0.745% due 10/26/2036		259	237
2.655% due 12/26/2036		453	454
Real Estate Capital PLC
1.263% due 10/20/2014	GBP	75	117
Structured Asset Mortgage Investments, Inc.
0.475% due 05/25/2045		$67	41
0.493% due 07/19/2035		9	7
0.903% due 09/19/2032		7	6
Wachovia Bank Commercial Mortgage Trust
5.922% due 06/15/2049		156	160
WaMu Mortgage Pass-Through Certificates
1.147% due 02/25/2046		30	23
1.158% due 08/25/2046		44	28
1.347% due 11/25/2042		16	14
1.547% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $3,457)			3,281

ASSET-BACKED SECURITIES 8.3%
ARES CLO Ltd.
1.097% due 11/25/2020		200	194
Avenue CLO Fund Ltd.
0.817% due 02/15/2017		105	104

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Babson CLO Ltd.
0.787% due 11/15/2016		$65	$64
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		1	1
0.325% due 10/25/2036		6	5
0.905% due 10/25/2032		1	1
Carrington Mortgage Loan Trust
0.345% due 06/25/2037		28	27
Citibank Omni Master Trust
2.992% due 08/15/2018		1,200	1,261
4.900% due 11/15/2018		300	328
Countrywide Asset-Backed Certificates
0.725% due 12/25/2031		2	1
0.985% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.985% due 08/25/2032		3	2
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	181	179
1.793% due 09/15/2013		12	12
1.926% due 06/15/2013		9	9
Gracechurch Card Funding PLC
0.942% due 02/15/2017		$500	501
Hyundai Auto Receivables Trust
0.550% due 06/16/2014		750	750
Irwin Home Equity Corp.
0.785% due 07/25/2032		1	1
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	200	252
MASTR Asset-Backed Securities Trust
0.295% due 11/25/2036		$3	1
Nelnet Student Loan Trust
1.166% due 07/25/2018		153	154
New Century Home Equity Loan Trust
0.505% due 06/25/2035		21	20
Nissan Auto Lease Trust
0.402% due 07/15/2014		600	600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014		$650	$650
Panhandle-Plains Higher Education Authority, Inc.
0.961% due 10/01/2018		330	330
Renaissance Home Equity Loan Trust
0.605% due 11/25/2034		8	6
0.685% due 08/25/2033		10	8
0.745% due 12/25/2033		38	33
SLM Student Loan Trust
0.668% due 12/17/2018		223	223
0.966% due 10/25/2017		354	355
1.966% due 04/25/2023		143	148
3.500% due 08/17/2043		175	172
Structured Asset Securities Corp.
0.825% due 01/25/2033		3	2

Total Asset-Backed Securities (Cost $6,428)			6,395

SOVEREIGN ISSUES 6.4%
Bank of England Euro Note
1.375% due 03/07/2014		400	407
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	324
Hydro Quebec
8.000% due 02/01/2013		200	208
Japan Bank for International Cooperation
1.500% due 07/06/2012		400	400
Kommunalbanken A/S
0.588% due 03/10/2014		700	700
Mexico Government International Bond
6.250% due 06/16/2016	MXN	29,830	2,357
Province of Ontario
1.875% due 11/19/2012		$300	302
Qatar Government International Bond
5.150% due 04/09/2014		250	266

Total Sovereign Issues (Cost $4,926)			4,964

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.7%

CERTIFICATES OF DEPOSIT 0.3%
Banco Bradesco S.A.
1.955% due 01/24/2013		$250	$251

COMMERCIAL PAPER 0.8%
British Telecommunications PLC
1.640% due 05/15/2013		600	593

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/02/2012		220	220

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $229. Repurchase proceeds are $220.)

SHORT-TERM NOTES 1.0%
Holmes Master Issuer PLC
0.372% due 07/15/2012		800	801

JAPAN TREASURY BILLS 0.5%
0.100% due 08/06/2012	JPY	30,000	375

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.8%
PIMCO Short-Term Floating NAV Portfolio		214,928	2,154

Total Short-Term Instruments (Cost $4,386)			4,394

Total Investments 102.5% (Cost $78,856)			$78,837

Other Assets and Liabilities (Net) (2.5%)			(1,946)

Net Assets 100.0%			$76,891

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $446 at a weighted average interest rate of 0.235%.
(e)	Cash of $19 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Federal Funds August Futures	Short	08/2012	12	$0

(f)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
ING Bank NV	BRC	(1.000%	)	12/20/2013	1.580%	EUR	200	$2	$6	$(4)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	4.116%	$	100	1	6	(5)
Lloyds TSB Bank PLC	JPM	(3.000%	)	03/20/2014	1.899%		250	(4)	(4)	0

								$(1)	$8	$(9)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ArcelorMittal	CBK	1.000%	03/20/2014	3.067%	$	200	$(7)	$(17)	$10
ArcelorMittal	MYC	1.000%	06/20/2014	3.328%		200	(9)	(3)	(6)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2015	0.785%		75	1	1	0
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%		100	12	(3)	15
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2014	0.690%		200	1	1	0
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	03/20/2013	0.509%		300	1	4	(3)
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2013	1.666%		395	(2)	(7)	5
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		200	0	(1)	1
Rio Tinto Finance USA Ltd.	BOA	1.000%	06/20/2014	0.666%		353	2	(2)	4
Rio Tinto Finance USA Ltd.	GST	1.000%	12/20/2012	0.402%		200	1	1	0
Teck Resources Ltd.	CBK	1.000%	03/20/2013	0.431%		300	2	4	(2)

							$2	$(22)	$24

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	BRC	$	80,400	$0	$0	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	CBK		62,200	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	GLM		63,000	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	UAG		84,400	0	0	0
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	BRC		80,400	(1)	(1)	0
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	CBK		62,200	0	(1)	1
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	GLM		63,000	0	10	(10)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	UAG		84,400	(1)	0	(1)

							$(2)	$8	$(10)

(g) Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	10	$65,600	$75
Sales	0	324,400	28
Closing Buys	(10)	(390,000)	(103)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$0	$0

(h) Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	452		$576	BPS	$4	$0	$4
07/2012		712		900	HUS	0	(1)	(1)
07/2012		603		774	JPM	11	0	11
07/2012	INR	11,515		215	UAG	9	0	9
07/2012		$71	EUR	54	BOA	0	(2)	(2)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012		$1,122	EUR	903	BRC	$21	$0	$21
07/2012		1	INR	55	HUS	0	0	0
07/2012		247		11,460	JPM	0	(41)	(41)
07/2012		25	ZAR	213	DUB	1	0	1
08/2012	JPY	30,000		$369	CBK	0	(7)	(7)
08/2012	MXN	1,370		99	CBK	0	(4)	(4)
08/2012		17,196		1,313	JPM	30	(2)	28
08/2012		$21	CLP	10,534	MSC	0	(1)	(1)
09/2012	EUR	903		$1,123	BRC	0	(21)	(21)
09/2012		732		913	CBK	0	(13)	(13)
09/2012		495		624	MSC	0	(3)	(3)
09/2012	GBP	75		116	BPS	0	(2)	(2)
09/2012		$354	CAD	364	UAG	3	0	3
09/2012		1,065	EUR	839	BRC	0	(3)	(3)
10/2012	INR	55		$1	HUS	0	0	0
01/2013	DKK	611		103	DUB	0	(1)	(1)
02/2013	CNY	690		110	BRC	1	0	1
02/2013		912		145	HUS	2	0	2
02/2013		$21	CNY	133	BRC	0	0	0
02/2013		232		1,469	DUB	0	(1)	(1)

						$82	$(102)	$(20)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$484	$0	$484
Corporate Bonds & Notes
Banking & Finance	0	20,695	0	20,695
Industrials	0	17,072	51	17,123
Utilities	0	3,024	0	3,024
Convertible Bonds & Notes
Industrials	0	200	0	200
Municipal Bonds & Notes
Arkansas	0	197	0	197
California	0	503	0	503
New Jersey	0	100	0	100
New York	0	543	0	543
Texas	0	500	0	500
U.S. Government Agencies	0	15,552	882	16,434
Mortgage-Backed Securities	0	3,281	0	3,281
Asset-Backed Securities	0	6,143	252	6,395
Sovereign Issues	0	4,964	0	4,964
Short-Term Instruments
Certificates of Deposit	0	251	0	251
Commercial Paper	0	593	0	593
Repurchase Agreements	0	220	0	220

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Notes	$0	$801	$0	$801
Japan Treasury Bills	0	375	0	375
PIMCO Short-Term Floating NAV Portfolio	2,154	0	0	2,154
	$2,154	$75,498	$1,185	$78,837

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	35	0	35
Foreign Exchange Contracts	0	82	0	82
Interest Rate Contracts	0	0	1	1
	$0	$117	$1	$118

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(20)	0	(20)
Foreign Exchange Contracts	0	(102)	0	(102)
Interest Rate Contracts	0	0	(11)	(11)
	$0	$(122)	$(11)	$(133)

Totals	$2,154	$75,493	$1,175	$78,822

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$51	$0	$0	$0	$0	$0	$0	$0	$51	$0
U.S. Government Agencies	766	0	(54)	0	0	0	170	0	882	0
Asset-Backed Securities	256	0	0	0	0	(4)	0	0	252	(4)

	$1,073	$0	$(54)	$0	$0	$(4)	$170	$0	$1,185	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$0	$0	$0	$0	$0	$1	$0	$0	$1	$1

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$0	$0	$0	$0	$(11)	$0	$0	$(11)	$(11)

Totals	$1,073	$0	$(54)	$0	$0	$(14)	$170	$0	$1,175	$(14)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$51	Third Party Vendor	Broker Quote	101.25
U.S. Government Agencies	882	Third Party Vendor	Broker Quote	100.03 - 101.34
Asset-Backed Securities	252	Benchmark Pricing	Base Price	109.86

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	1	Indicative Market Quotations	Broker Quote	0.00

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(11)	Indicative Market Quotations	Broker Quote	0.00

Total	$1,175

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$82	$0	$82
Unrealized appreciation on OTC swap agreements	0	35	0	0	1	36

	$0	$35	$0	$82	$1	$118

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$102	$0	$102
Unrealized depreciation on OTC swap agreements	0	20	0	0	11	31

	$0	$20	$0	$102	$11	$133

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(14)	$(14)
Net realized gain on futures contracts	0	0	0	0	1	1
Net realized gain on written options	0	0	0	0	52	52
Net realized gain on swaps	0	15	0	0	0	15
Net realized gain on foreign currency transactions	0	0	0	233	0	233

	$0	$15	$0	$233	$39	$287

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on written options	$0	$0	$0	$0	$(14)	$(14)
Net change in unrealized appreciation (depreciation) on swaps	0	19	0	0	(10)	9
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(130)	0	(130)

	$0	$19	$0	$(130)	$(24)	$(135)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures(1)
BPS	$3	$0	$3
CBK	(29)	0	(29)
DUB	1	0	1
GST	13	0	13
HUS	1	0	1
JPM	(8)	0	(8)
MSC	(4)	0	(4)
MYC	(9)	0	(9)
UAG	11	0	11

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

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Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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(c) U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

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Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

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Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into

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Notes to Financial Statements (Cont.)

the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by

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performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as

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Notes to Financial Statements (Cont.)

components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the

Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$5,001	$7,832

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$5,047	$27,904	$(30,800)	$3	$0	$2,154	$3

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$20,862	$8,147	$25,879	$23,617

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	329	$3,352	271	$2,753
Administrative Class	775	7,918	4,386	44,752
Advisor Class	1,854	18,942	2,290	23,313
Issued as reinvestment of distributions
Institutional Class	4	45	10	96
Administrative Class	14	143	36	372
Advisor Class	14	142	23	231
Cost of shares redeemed
Institutional Class	(296)	(3,019)	(206)	(2,087)
Administrative Class	(1,117)	(11,382)	(3,725)	(37,875)
Advisor Class	(953)	(9,737)	(914)	(9,303)
Net increase resulting from Portfolio share transactions	624	$6,404	2,171	$22,252

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 61% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$78,862	$296	$(321)	$(25)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

30	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	MXN	Mexican Peso
CLP	Chilean Peso	GBP	British Pound	USD	United States Dollar
CNY	Chinese Renminbi	INR	Indian Rupee	ZAR	South African Rand
DKK	Danish Krone	JPY	Japanese Yen

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	OIS	Overnight Index Swap

SEMIANNUAL REPORT	JUNE 30, 2012	31

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT63SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Short-Term Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	51.8%
U.S. Government Agencies	20.8%
Asset-Backed Securities	8.1%
Sovereign Issues	6.3%
Short-Term Instruments	5.6%
Other	7.4%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/28/2000)
PIMCO Short-Term Portfolio Institutional Class	1.75%	1.58%	2.97%	2.96%	3.45%
Citigroup 3-Month Treasury Bill Index±	0.03%	0.04%	0.87%	1.77%	2.19%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.45% for Institutional Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,017.50	$1,022.63
Expenses Paid During Period*	$2.26	$2.26
Net Annualized Expense Ratio	0.45%	0.45%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as short term interest rates moved higher across the yield curve.

»	Exposure to mortgages benefited performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the corporate sector added to returns as the sector outperformed U.S. Treasuries during the reporting period.

»	An allocation to emerging markets was positive for performance as risk assets rebounded strongly in the first quarter of the year. The sector was also a source of incremental income.

»	At the end of the reporting period on June 30, 2012, the Portfolio’s 30 Day SEC yield[1] was 0.94%.

1The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Portfolio’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Portfolio’s expenses.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Institutional Class
Net asset value beginning of year or period	$10.12		$10.18	$10.07	$9.62	$10.01	$10.04
Net investment income (a)	0.06		0.11	0.11	0.22	0.38	0.49
Net realized/unrealized gain (loss)	0.12		(0.04)	0.12	0.54	(0.39)	(0.03)
Total income (loss) from investment operations	0.18		0.07	0.23	0.76	(0.01)	0.46
Dividends from net investment income	(0.06)		(0.11)	(0.10)	(0.22)	(0.38)	(0.49)
Distributions from net realized capital gains	0.00		(0.02)	(0.02)	(0.09)	0.00	0.00
Total distributions	(0.06)		(0.13)	(0.12)	(0.31)	(0.38)	(0.49)
Net asset value end of year or period	$10.24		$10.12	$10.18	$10.07	$9.62	$10.01
Total return	1.75%		0.66%	2.26%	7.96%	(0.16)%	4.65%
Net assets end of year or period (000s)	$8,282		$7,807	$7,098	$6,273	$11,110	$13,303
Ratio of expenses to average net assets	0.45	%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets excluding interest expense	0.45	%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	1.12	%*	1.07%	1.03%	2.21%	3.84%	4.87%
Portfolio turnover rate	47	%**	225%**	231%**	524%	191%	160%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$76,463
Investments in Affiliates, at value	2,154
Repurchase agreements, at value	220
Cash	1
Deposits with counterparty	19
Foreign currency, at value	114
Receivable for investments sold	1
Receivable for Portfolio shares sold	31
Interest and dividends receivable	451
OTC swap premiums paid	32
Unrealized appreciation on foreign currency contracts	82
Unrealized appreciation on OTC swap agreements	36
79,604

Liabilities:
Payable for investments purchased	$2,386
Payable for Portfolio shares redeemed	115
Accrued investment advisory fees	16
Accrued supervisory and administrative fees	13
Accrued distribution fees	8
Accrued servicing fees	4
OTC swap premiums received	38
Unrealized depreciation on foreign currency contracts	102
Unrealized depreciation on OTC swap agreements	31
2,713

Net Assets	$76,891

Net Assets Consist of:
Paid in capital	$76,307
Undistributed net investment income	431
Accumulated undistributed net realized gain	187
Net unrealized (depreciation)	(34)
$76,891

Net Assets:
Institutional Class	$8,282
Administrative Class	30,742
Advisor Class	37,867

Shares Issued and Outstanding:
Institutional Class	809
Administrative Class	3,002
Advisor Class	3,698

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.24
Administrative Class	10.24
Advisor Class	10.24

Cost of Investments	$76,482
Cost of Investments in Affiliates	$2,154
Cost of Repurchase Agreements	$220
Cost of Foreign Currency Held	$112

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$547
Dividends from Affiliate investments	3
Total Income	550

Expenses:
Investment advisory fees	87
Supervisory and administrative fees	70
Servicing fees – Administrative Class	22
Distribution and/or servicing fees – Advisor Class	41
Total Expenses	220

Net Investment Income	330

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(156)
Net realized gain on Affiliate investments	3
Net realized gain on futures contracts	1
Net realized gain on written options	52
Net realized gain on swaps	15
Net realized gain on foreign currency transactions	234
Net change in unrealized appreciation on investments	827
Net change in unrealized (depreciation) on written options	(14)
Net change in unrealized appreciation on swaps	9
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(126)
Net Gain	845

Net Increase in Net Assets Resulting from Operations	$1,175

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$330	$566
Net realized gain	146	326
Net realized gain (loss) on Affiliate investments	3	(10)
Net change in unrealized appreciation (depreciation)	696	(769)
Net increase resulting from operations	1,175	113

Distributions to Shareholders:
From net investment income
Institutional Class	(45)	(83)
Administrative Class	(143)	(314)
Advisor Class	(142)	(188)
From net realized capital gains
Institutional Class	0	(13)
Administrative Class	0	(58)
Advisor Class	0	(42)

Total Distributions	(330)	(698)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	6,404	22,252

Total Increase in Net Assets	7,249	21,667

Net Assets:
Beginning of period	69,642	47,975
End of period*	$76,891	$69,642

*Including undistributed net investment income of:	$431	$431

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
HCA, Inc.
2.495% due 11/17/2013	$400	$399
Las Vegas Sands LLC
1.750% due 05/23/2014	86	85

Total Bank Loan Obligations (Cost $482)		484

CORPORATE BONDS & NOTES 53.1%

BANKING & FINANCE 26.9%
Ally Financial, Inc.
7.500% due 12/31/2013	250	266
American Express Credit Corp.
1.568% due 06/12/2015	500	505
American Honda Finance Corp.
0.916% due 05/08/2014	600	601
American International Group, Inc.
4.250% due 05/15/2013	500	511
Banco do Brasil S.A.
4.500% due 01/22/2015	200	213
Bank of Montreal
1.300% due 10/31/2014	700	710
Bank of Nova Scotia
1.250% due 11/07/2014	1,000	1,013
1.450% due 07/26/2014	750	758
Banque PSA Finance S.A.
2.361% due 04/04/2014	200	195
BRFkredit A/S
0.717% due 04/15/2013	200	200
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016	500	527
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	400	404
2.600% due 07/02/2015	600	632
Cie de Financement Foncier S.A.
1.216% due 07/23/2012	200	200
1.625% due 07/23/2012	200	200
DanFin Funding Ltd.
1.167% due 07/16/2013	300	301
Dexia Credit Local S.A.
0.867% due 03/05/2013	500	485
Eksportfinans ASA
1.875% due 04/02/2013	300	294
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	200	215
FIH Erhvervsbank A/S
0.838% due 06/13/2013	200	200
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	600	642
7.500% due 08/01/2012	100	100
Goldman Sachs Group, Inc.
4.750% due 07/15/2013	65	67
5.250% due 10/15/2013	50	52
5.450% due 11/01/2012	250	254
HSBC Bank PLC
1.117% due 08/12/2013	300	300
1.625% due 07/07/2014	300	303
ICICI Bank Ltd.
6.625% due 10/03/2012	100	101
ING Bank NV
1.786% due 10/18/2013	100	100
Intesa Sanpaolo SpA
2.867% due 02/24/2014	100	94
John Deere Capital Corp.
0.705% due 04/25/2014	700	701

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Capital
6.550% due 09/15/2066		$170	$171
6.800% due 10/01/2037		390	391
Lloyds TSB Bank PLC
2.816% due 01/24/2014		250	251
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		250	255
5.571% due 10/04/2012		200	201
Nationwide Building Society
2.500% due 08/17/2012		1,000	1,003
Network Rail Infrastructure Finance PLC
0.488% due 06/14/2013		400	400
NIBC Bank NV
0.847% due 12/02/2014		750	744
2.800% due 12/02/2014		500	519
Nordea Bank AB
1.367% due 01/14/2014		400	400
Nykredit Realkredit A/S
2.000% due 01/01/2013	DKK	600	103
Prudential Covered Trust
2.997% due 09/30/2015		$300	305
RCI Banque S.A.
2.339% due 04/11/2014		200	194
SSIF Nevada LP
1.167% due 04/14/2014		300	298
Stadshypotek AB
1.011% due 09/30/2013		300	300
1.450% due 09/30/2013		650	655
Standard Chartered PLC
1.417% due 05/12/2014		250	250
Svensk Exportkredit AB
1.118% due 03/09/2015		500	503
Swedbank AB
0.917% due 01/14/2013		300	300
Swedbank Hypotek AB
0.911% due 03/28/2014		600	599
Toronto-Dominion Bank
0.646% due 07/26/2013		400	401
1.500% due 03/13/2017		300	303
Westpac Banking Corp.
0.748% due 09/10/2014		1,000	1,005

			20,695

INDUSTRIALS 22.3%
Amgen, Inc.
1.875% due 11/15/2014		500	508
Anglo American Capital PLC
9.375% due 04/08/2014		550	619
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		400	403
Barrick Gold Corp.
1.750% due 05/30/2014		350	355
Boston Scientific Corp.
4.500% due 01/15/2015		400	427
5.450% due 06/15/2014		300	322
Canadian Natural Resources Ltd.
5.150% due 02/01/2013		400	410
5.450% due 10/01/2012		250	253
Case New Holland, Inc.
7.750% due 09/01/2013		110	117
Codelco, Inc.
5.500% due 10/15/2013		125	131
Comcast Cable Holdings LLC
7.875% due 08/01/2013		400	427
Covidien International Finance S.A.
1.350% due 05/29/2015		250	251

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 06/15/2013	$300	$303
COX Communications, Inc.
7.125% due 10/01/2012	425	431
Crown Castle Towers LLC
3.214% due 08/15/2035	200	204
CSN Islands Corp.
9.750% due 12/16/2013	100	110
Daimler Finance North America LLC
1.071% due 03/28/2014	275	274
1.668% due 09/13/2013	250	252
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	50	51
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	400	426
Dow Chemical Co.
7.600% due 05/15/2014	400	446
Encana Corp.
4.750% due 10/15/2013	300	312
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	219
5.900% due 04/15/2013	100	104
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	450	473
General Mills, Inc.
0.816% due 05/16/2014	250	251
Georgia-Pacific LLC
8.250% due 05/01/2016	200	221
Harley-Davidson Funding Corp.
5.250% due 12/15/2012	500	508
Hewlett-Packard Co.
0.747% due 05/24/2013	100	100
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	250	258
ICI Wilmington, Inc.
5.625% due 12/01/2013	250	263
Johnson Controls, Inc.
0.876% due 02/04/2014	350	351
Kraft Foods, Inc.
1.344% due 07/10/2013	300	301
MGM Resorts International
6.750% due 04/01/2013	100	103
13.000% due 11/15/2013	350	401
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	200	201
Philip Morris International, Inc.
6.875% due 03/17/2014	500	552
Phillips 66
1.950% due 03/05/2015	300	302
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	108
Reynolds American, Inc.
7.250% due 06/01/2013	300	317
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	200	202
Rockies Express Pipeline LLC
6.250% due 07/15/2013	500	516
Rogers Communications, Inc.
6.250% due 06/15/2013	600	630
Sanofi
2.625% due 03/29/2016	400	420
Steel Dynamics, Inc.
7.375% due 11/01/2012	350	354
Telefonica Emisiones S.A.U.
0.796% due 02/04/2013	350	343
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	517

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UST LLC
6.625% due 07/15/2012	$750	$751
Verizon Wireless Capital LLC
7.375% due 11/15/2013	200	217
Volkswagen International Finance NV
1.071% due 04/01/2014	500	499
Wesfarmers Ltd.
2.983% due 05/18/2016	250	258
Xerox Corp.
1.868% due 09/13/2013	100	101
Xstrata Canada Corp.
7.250% due 07/15/2012	250	250

		17,123

UTILITIES 3.9%
Appalachian Power Co.
5.650% due 08/15/2012	482	485
BP Capital Markets PLC
1.068% due 03/11/2014	200	201
5.250% due 11/07/2013	300	318
Florida Power Corp.
4.800% due 03/01/2013	380	391
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	600	600
Plains All American Pipeline LP
3.950% due 09/15/2015	440	472
Public Service Co. of Colorado
7.875% due 10/01/2012	300	305
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012	250	252

		3,024

Total Corporate Bonds & Notes (Cost $40,725)		40,842

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%
Transocean, Inc.
1.500% due 12/15/2037	200	200

Total Convertible Bonds & Notes (Cost $196)		200

MUNICIPAL BONDS & NOTES 2.4%

ARKANSAS 0.3%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.400% due 11/25/2043	200	197

CALIFORNIA 0.7%
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	250	253
University of California Revenue Bonds, Series 2011
0.818% due 07/01/2041	250	250

		503

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	100	100

NEW YORK 0.7%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	300	341

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	$200	$202

		543

TEXAS 0.6%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014 (b)	500	500

Total Municipal Bonds & Notes (Cost $1,838)		1,843

U.S. GOVERNMENT AGENCIES 21.4%
Fannie Mae
0.309% due 12/25/2036	21	20
0.365% due 03/25/2034	17	17
0.395% due 08/25/2034	5	5
0.445% due 10/27/2037	100	99
0.595% due 05/25/2042	11	11
0.750% due 01/30/2015	3,000	3,009
0.795% due 09/25/2041	568	571
0.825% due 06/25/2041	321	322
0.925% due 12/25/2037	143	144
0.939% due 01/01/2021	195	196
1.353% due 03/01/2044 - 07/01/2044	46	47
2.501% due 10/01/2031	3	3
3.970% due 11/27/2019	700	709
Federal Home Loan Bank
0.290% due 12/06/2013	2,000	2,000
Freddie Mac
0.285% due 12/25/2036	52	52
0.375% due 11/27/2013	1,800	1,802
0.472% due 02/15/2019	90	90
0.625% due 12/23/2013	4,500	4,519
0.692% due 09/15/2041	404	406
0.850% due 02/24/2016	250	250
1.315% due 10/25/2044	145	146
1.353% due 02/25/2045	155	150
1.526% due 07/25/2044	57	59
5.500% due 08/15/2030	1	1
Ginnie Mae
0.789% due 04/20/2062	400	402
0.939% due 02/20/2062	300	304
1.289% due 02/20/2062	200	206
1.625% due 02/20/2032	12	12
NCUA Guaranteed Notes
0.589% due 12/07/2020	222	223
0.610% due 11/06/2017	268	269
0.800% due 12/08/2020	219	220
1.600% due 10/29/2020	168	170

Total U.S. Government Agencies (Cost $16,418)		16,434

MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust
4.583% due 11/25/2035	1,020	718
Arkle Master Issuer PLC
1.616% due 05/17/2060	100	100
Banc of America Large Loan, Inc.
0.752% due 08/15/2029	8	8
Banc of America Mortgage Securities, Inc.
3.605% due 07/20/2032	1	1
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.919% due 05/10/2045	100	115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
2.563% due 11/26/2035		$100	$95
Bear Stearns Adjustable Rate Mortgage Trust
2.889% due 01/25/2034		6	7
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		35	24
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		21	20
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		25	25
Commercial Mortgage Pass-Through Certificates
0.342% due 12/15/2020		20	19
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/2035		29	24
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		5	4
2.120% due 05/25/2032		1	1
2.459% due 06/25/2033		28	27
6.133% due 04/15/2037		20	20
European Loan Conduit
0.840% due 05/15/2019	EUR	26	28
Extended Stay America Trust
3.330% due 01/05/2013 (a)		$243	3
First Republic Mortgage Loan Trust
0.542% due 08/15/2032		23	22
Fosse Master Issuer PLC
1.866% due 10/18/2054		200	201
Greenpoint Mortgage Funding Trust
0.465% due 06/25/2045		42	27
GSR Mortgage Loan Trust
2.651% due 09/25/2035		35	34
Harborview Mortgage Loan Trust
0.463% due 05/19/2035		56	35
Holmes Master Issuer PLC
0.567% due 07/15/2020		500	500
JPMorgan Chase Commercial Mortgage Securities Corp.
5.289% due 05/15/2045		106	106
Mellon Residential Funding Corp.
0.682% due 12/15/2030		9	9
MLCC Mortgage Investors, Inc.
1.239% due 10/25/2035		20	18
RBSSP Resecuritization Trust
0.745% due 10/26/2036		259	237
2.655% due 12/26/2036		453	454
Real Estate Capital PLC
1.263% due 10/20/2014	GBP	75	117
Structured Asset Mortgage Investments, Inc.
0.475% due 05/25/2045		$67	41
0.493% due 07/19/2035		9	7
0.903% due 09/19/2032		7	6
Wachovia Bank Commercial Mortgage Trust
5.922% due 06/15/2049		156	160
WaMu Mortgage Pass-Through Certificates
1.147% due 02/25/2046		30	23
1.158% due 08/25/2046		44	28
1.347% due 11/25/2042		16	14
1.547% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $3,457)			3,281

ASSET-BACKED SECURITIES 8.3%
ARES CLO Ltd.
1.097% due 11/25/2020		200	194
Avenue CLO Fund Ltd.
0.817% due 02/15/2017		105	104

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Babson CLO Ltd.
0.787% due 11/15/2016		$65	$64
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		1	1
0.325% due 10/25/2036		6	5
0.905% due 10/25/2032		1	1
Carrington Mortgage Loan Trust
0.345% due 06/25/2037		28	27
Citibank Omni Master Trust
2.992% due 08/15/2018		1,200	1,261
4.900% due 11/15/2018		300	328
Countrywide Asset-Backed Certificates
0.725% due 12/25/2031		2	1
0.985% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.985% due 08/25/2032		3	2
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	181	179
1.793% due 09/15/2013		12	12
1.926% due 06/15/2013		9	9
Gracechurch Card Funding PLC
0.942% due 02/15/2017		$500	501
Hyundai Auto Receivables Trust
0.550% due 06/16/2014		750	750
Irwin Home Equity Corp.
0.785% due 07/25/2032		1	1
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	200	252
MASTR Asset-Backed Securities Trust
0.295% due 11/25/2036		$3	1
Nelnet Student Loan Trust
1.166% due 07/25/2018		153	154
New Century Home Equity Loan Trust
0.505% due 06/25/2035		21	20
Nissan Auto Lease Trust
0.402% due 07/15/2014		600	600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014		$650	$650
Panhandle-Plains Higher Education Authority, Inc.
0.961% due 10/01/2018		330	330
Renaissance Home Equity Loan Trust
0.605% due 11/25/2034		8	6
0.685% due 08/25/2033		10	8
0.745% due 12/25/2033		38	33
SLM Student Loan Trust
0.668% due 12/17/2018		223	223
0.966% due 10/25/2017		354	355
1.966% due 04/25/2023		143	148
3.500% due 08/17/2043		175	172
Structured Asset Securities Corp.
0.825% due 01/25/2033		3	2

Total Asset-Backed Securities (Cost $6,428)			6,395

SOVEREIGN ISSUES 6.4%
Bank of England Euro Note
1.375% due 03/07/2014		400	407
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	324
Hydro Quebec
8.000% due 02/01/2013		200	208
Japan Bank for International Cooperation
1.500% due 07/06/2012		400	400
Kommunalbanken A/S
0.588% due 03/10/2014		700	700
Mexico Government International Bond
6.250% due 06/16/2016	MXN	29,830	2,357
Province of Ontario
1.875% due 11/19/2012		$300	302
Qatar Government International Bond
5.150% due 04/09/2014		250	266

Total Sovereign Issues (Cost $4,926)			4,964

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.7%

CERTIFICATES OF DEPOSIT 0.3%
Banco Bradesco S.A.
1.955% due 01/24/2013		$250	$251

COMMERCIAL PAPER 0.8%
British Telecommunications PLC
1.640% due 05/15/2013		600	593

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/02/2012		220	220

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $229. Repurchase proceeds are $220.)

SHORT-TERM NOTES 1.0%
Holmes Master Issuer PLC
0.372% due 07/15/2012		800	801

JAPAN TREASURY BILLS 0.5%
0.100% due 08/06/2012	JPY	30,000	375

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.8%
PIMCO Short-Term Floating NAV Portfolio		214,928	2,154

Total Short-Term Instruments (Cost $4,386)			4,394

Total Investments 102.5% (Cost $78,856)			$78,837

Other Assets and Liabilities (Net) (2.5%)			(1,946)

Net Assets 100.0%			$76,891

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $446 at a weighted average interest rate of 0.235%.
(e)	Cash of $19 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Federal Funds August Futures	Short	08/2012	12	$0

(f)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
ING Bank NV	BRC	(1.000%	)	12/20/2013	1.580%	EUR	200	$2	$6	$(4)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	4.116%	$	100	1	6	(5)
Lloyds TSB Bank PLC	JPM	(3.000%	)	03/20/2014	1.899%		250	(4)	(4)	0

								$(1)	$8	$(9)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ArcelorMittal	CBK	1.000%	03/20/2014	3.067%	$	200	$(7)	$(17)	$10
ArcelorMittal	MYC	1.000%	06/20/2014	3.328%		200	(9)	(3)	(6)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2015	0.785%		75	1	1	0
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%		100	12	(3)	15
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2014	0.690%		200	1	1	0
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	03/20/2013	0.509%		300	1	4	(3)
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2013	1.666%		395	(2)	(7)	5
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		200	0	(1)	1
Rio Tinto Finance USA Ltd.	BOA	1.000%	06/20/2014	0.666%		353	2	(2)	4
Rio Tinto Finance USA Ltd.	GST	1.000%	12/20/2012	0.402%		200	1	1	0
Teck Resources Ltd.	CBK	1.000%	03/20/2013	0.431%		300	2	4	(2)

							$2	$(22)	$24

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	BRC	$	80,400	$0	$0	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	CBK		62,200	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	GLM		63,000	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	UAG		84,400	0	0	0
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	BRC		80,400	(1)	(1)	0
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	CBK		62,200	0	(1)	1
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	GLM		63,000	0	10	(10)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	UAG		84,400	(1)	0	(1)

							$(2)	$8	$(10)

(g) Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	10	$65,600	$75
Sales	0	324,400	28
Closing Buys	(10)	(390,000)	(103)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$0	$0

(h) Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	452		$576	BPS	$4	$0	$4
07/2012		712		900	HUS	0	(1)	(1)
07/2012		603		774	JPM	11	0	11
07/2012	INR	11,515		215	UAG	9	0	9
07/2012		$71	EUR	54	BOA	0	(2)	(2)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012		$1,122	EUR	903	BRC	$21	$0	$21
07/2012		1	INR	55	HUS	0	0	0
07/2012		247		11,460	JPM	0	(41)	(41)
07/2012		25	ZAR	213	DUB	1	0	1
08/2012	JPY	30,000		$369	CBK	0	(7)	(7)
08/2012	MXN	1,370		99	CBK	0	(4)	(4)
08/2012		17,196		1,313	JPM	30	(2)	28
08/2012		$21	CLP	10,534	MSC	0	(1)	(1)
09/2012	EUR	903		$1,123	BRC	0	(21)	(21)
09/2012		732		913	CBK	0	(13)	(13)
09/2012		495		624	MSC	0	(3)	(3)
09/2012	GBP	75		116	BPS	0	(2)	(2)
09/2012		$354	CAD	364	UAG	3	0	3
09/2012		1,065	EUR	839	BRC	0	(3)	(3)
10/2012	INR	55		$1	HUS	0	0	0
01/2013	DKK	611		103	DUB	0	(1)	(1)
02/2013	CNY	690		110	BRC	1	0	1
02/2013		912		145	HUS	2	0	2
02/2013		$21	CNY	133	BRC	0	0	0
02/2013		232		1,469	DUB	0	(1)	(1)

						$82	$(102)	$(20)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$484	$0	$484
Corporate Bonds & Notes
Banking & Finance	0	20,695	0	20,695
Industrials	0	17,072	51	17,123
Utilities	0	3,024	0	3,024
Convertible Bonds & Notes
Industrials	0	200	0	200
Municipal Bonds & Notes
Arkansas	0	197	0	197
California	0	503	0	503
New Jersey	0	100	0	100
New York	0	543	0	543
Texas	0	500	0	500
U.S. Government Agencies	0	15,552	882	16,434
Mortgage-Backed Securities	0	3,281	0	3,281
Asset-Backed Securities	0	6,143	252	6,395
Sovereign Issues	0	4,964	0	4,964
Short-Term Instruments
Certificates of Deposit	0	251	0	251
Commercial Paper	0	593	0	593
Repurchase Agreements	0	220	0	220

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Notes	$0	$801	$0	$801
Japan Treasury Bills	0	375	0	375
PIMCO Short-Term Floating NAV Portfolio	2,154	0	0	2,154
	$2,154	$75,498	$1,185	$78,837

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	35	0	35
Foreign Exchange Contracts	0	82	0	82
Interest Rate Contracts	0	0	1	1
	$0	$117	$1	$118

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(20)	0	(20)
Foreign Exchange Contracts	0	(102)	0	(102)
Interest Rate Contracts	0	0	(11)	(11)
	$0	$(122)	$(11)	$(133)

Totals	$2,154	$75,493	$1,175	$78,822

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$51	$0	$0	$0	$0	$0	$0	$0	$51	$0
U.S. Government Agencies	766	0	(54)	0	0	0	170	0	882	0
Asset-Backed Securities	256	0	0	0	0	(4)	0	0	252	(4)

	$1,073	$0	$(54)	$0	$0	$(4)	$170	$0	$1,185	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$0	$0	$0	$0	$0	$1	$0	$0	$1	$1

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$0	$0	$0	$0	$(11)	$0	$0	$(11)	$(11)

Totals	$1,073	$0	$(54)	$0	$0	$(14)	$170	$0	$1,175	$(14)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$51	Third Party Vendor	Broker Quote	101.25
U.S. Government Agencies	882	Third Party Vendor	Broker Quote	100.03 - 101.34
Asset-Backed Securities	252	Benchmark Pricing	Base Price	109.86

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	1	Indicative Market Quotations	Broker Quote	0.00

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(11)	Indicative Market Quotations	Broker Quote	0.00

Total	$1,175

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$82	$0	$82
Unrealized appreciation on OTC swap agreements	0	35	0	0	1	36

	$0	$35	$0	$82	$1	$118

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$102	$0	$102
Unrealized depreciation on OTC swap agreements	0	20	0	0	11	31

	$0	$20	$0	$102	$11	$133

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(14)	$(14)
Net realized gain on futures contracts	0	0	0	0	1	1
Net realized gain on written options	0	0	0	0	52	52
Net realized gain on swaps	0	15	0	0	0	15
Net realized gain on foreign currency transactions	0	0	0	233	0	233

	$0	$15	$0	$233	$39	$287

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on written options	$0	$0	$0	$0	$(14)	$(14)
Net change in unrealized appreciation (depreciation) on swaps	0	19	0	0	(10)	9
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(130)	0	(130)

	$0	$19	$0	$(130)	$(24)	$(135)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures(1)
BPS	$3	$0	$3
CBK	(29)	0	(29)
DUB	1	0	1
GST	13	0	13
HUS	1	0	1
JPM	(8)	0	(8)
MSC	(4)	0	(4)
MYC	(9)	0	(9)
UAG	11	0	11

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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(c) U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

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June 30, 2012 (Unaudited)

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the

Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$5,001	$7,832

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$5,047	$27,904	$(30,800)	$3	$0	$2,154	$3

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$20,862	$8,147	$25,879	$23,617

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	329	$3,352	271	$2,753
Administrative Class	775	7,918	4,386	44,752
Advisor Class	1,854	18,942	2,290	23,313
Issued as reinvestment of distributions
Institutional Class	4	45	10	96
Administrative Class	14	143	36	372
Advisor Class	14	142	23	231
Cost of shares redeemed
Institutional Class	(296)	(3,019)	(206)	(2,087)
Administrative Class	(1,117)	(11,382)	(3,725)	(37,875)
Advisor Class	(953)	(9,737)	(914)	(9,303)
Net increase resulting from Portfolio share transactions	624	$6,404	2,171	$22,252

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 61% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$78,862	$296	$(321)	$(25)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

30	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	MXN	Mexican Peso
CLP	Chilean Peso	GBP	British Pound	USD	United States Dollar
CNY	Chinese Renminbi	INR	Indian Rupee	ZAR	South African Rand
DKK	Danish Krone	JPY	Japanese Yen

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	OIS	Overnight Index Swap

SEMIANNUAL REPORT	JUNE 30, 2012	31

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT67SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Short-Term Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	51.8%
U.S. Government Agencies	20.8%
Asset-Backed Securities	8.1%
Sovereign Issues	6.3%
Short-Term Instruments	5.6%
Other	7.4%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	Class Inception (09/30/2009)
PIMCO Short-Term Portfolio Advisor Class	1.63%	1.33%	1.67%
Citigroup 3-Month Treasury Bill Index±	0.03%	0.04%	0.09%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.70% for Advisor Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,016.30	$1,021.38
Expenses Paid During Period*	$3.51	$3.52
Net Annualized Expense Ratio	0.70%	0.70%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as short term interest rates moved higher across the yield curve.

»	Exposure to mortgages benefited performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to the corporate sector added to returns as the sector outperformed U.S. Treasuries during the reporting period.

»	An allocation to emerging markets was positive for performance as risk assets rebounded strongly in the first quarter of the year. The sector was also a source of incremental income.

»	At the end of the reporting period on June 30, 2012, the Portfolio’s 30 Day SEC yield[1] was 0.94%.

1The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Portfolio’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Portfolio’s expenses.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	09/30/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$10.12		$10.18	$10.07	$10.14
Net investment income (a)	0.04		0.08	0.09	0.03
Net realized/unrealized gain (loss)	0.12		(0.03)	0.12	0.02
Total income from investment operations	0.16		0.05	0.21	0.05
Dividends from net investment income	(0.04)		(0.09)	(0.08)	(0.03)
Distributions from net realized capital gains	0.00		(0.02)	(0.02)	(0.09)
Total distributions	(0.04)		(0.11)	(0.10)	(0.12)
Net asset value end of year or period	$10.24		$10.12	$10.18	$10.07
Total return	1.63%		0.41%	2.01%	0.53%
Net assets end of year or period (000s)	$37,867		$28,147	$14,083	$371
Ratio of expenses to average net assets	0.70	%*	0.70%	0.70%	0.70%*
Ratio of expenses to average net assets excluding interest expense	0.70	%*	0.70%	0.70%	0.70%*
Ratio of net investment income to average net assets	0.86	%*	0.82%	0.84%	1.19%*
Portfolio turnover rate	47	%**	225%**	231%**	524%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$76,463
Investments in Affiliates, at value	2,154
Repurchase agreements, at value	220
Cash	1
Deposits with counterparty	19
Foreign currency, at value	114
Receivable for investments sold	1
Receivable for Portfolio shares sold	31
Interest and dividends receivable	451
OTC swap premiums paid	32
Unrealized appreciation on foreign currency contracts	82
Unrealized appreciation on OTC swap agreements	36
79,604

Liabilities:
Payable for investments purchased	$2,386
Payable for Portfolio shares redeemed	115
Accrued investment advisory fees	16
Accrued supervisory and administrative fees	13
Accrued distribution fees	8
Accrued servicing fees	4
OTC swap premiums received	38
Unrealized depreciation on foreign currency contracts	102
Unrealized depreciation on OTC swap agreements	31
2,713

Net Assets	$76,891

Net Assets Consist of:
Paid in capital	$76,307
Undistributed net investment income	431
Accumulated undistributed net realized gain	187
Net unrealized (depreciation)	(34)
$76,891

Net Assets:
Institutional Class	$8,282
Administrative Class	30,742
Advisor Class	37,867

Shares Issued and Outstanding:
Institutional Class	809
Administrative Class	3,002
Advisor Class	3,698

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.24
Administrative Class	10.24
Advisor Class	10.24

Cost of Investments	$76,482
Cost of Investments in Affiliates	$2,154
Cost of Repurchase Agreements	$220
Cost of Foreign Currency Held	$112

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$547
Dividends from Affiliate investments	3
Total Income	550

Expenses:
Investment advisory fees	87
Supervisory and administrative fees	70
Servicing fees – Administrative Class	22
Distribution and/or servicing fees – Advisor Class	41
Total Expenses	220

Net Investment Income	330

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(156)
Net realized gain on Affiliate investments	3
Net realized gain on futures contracts	1
Net realized gain on written options	52
Net realized gain on swaps	15
Net realized gain on foreign currency transactions	234
Net change in unrealized appreciation on investments	827
Net change in unrealized (depreciation) on written options	(14)
Net change in unrealized appreciation on swaps	9
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(126)
Net Gain	845

Net Increase in Net Assets Resulting from Operations	$1,175

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$330	$566
Net realized gain	146	326
Net realized gain (loss) on Affiliate investments	3	(10)
Net change in unrealized appreciation (depreciation)	696	(769)
Net increase resulting from operations	1,175	113

Distributions to Shareholders:
From net investment income
Institutional Class	(45)	(83)
Administrative Class	(143)	(314)
Advisor Class	(142)	(188)
From net realized capital gains
Institutional Class	0	(13)
Administrative Class	0	(58)
Advisor Class	0	(42)

Total Distributions	(330)	(698)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	6,404	22,252

Total Increase in Net Assets	7,249	21,667

Net Assets:
Beginning of period	69,642	47,975
End of period*	$76,891	$69,642

*Including undistributed net investment income of:	$431	$431

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
HCA, Inc.
2.495% due 11/17/2013	$400	$399
Las Vegas Sands LLC
1.750% due 05/23/2014	86	85

Total Bank Loan Obligations (Cost $482)		484

CORPORATE BONDS & NOTES 53.1%

BANKING & FINANCE 26.9%
Ally Financial, Inc.
7.500% due 12/31/2013	250	266
American Express Credit Corp.
1.568% due 06/12/2015	500	505
American Honda Finance Corp.
0.916% due 05/08/2014	600	601
American International Group, Inc.
4.250% due 05/15/2013	500	511
Banco do Brasil S.A.
4.500% due 01/22/2015	200	213
Bank of Montreal
1.300% due 10/31/2014	700	710
Bank of Nova Scotia
1.250% due 11/07/2014	1,000	1,013
1.450% due 07/26/2014	750	758
Banque PSA Finance S.A.
2.361% due 04/04/2014	200	195
BRFkredit A/S
0.717% due 04/15/2013	200	200
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016	500	527
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	400	404
2.600% due 07/02/2015	600	632
Cie de Financement Foncier S.A.
1.216% due 07/23/2012	200	200
1.625% due 07/23/2012	200	200
DanFin Funding Ltd.
1.167% due 07/16/2013	300	301
Dexia Credit Local S.A.
0.867% due 03/05/2013	500	485
Eksportfinans ASA
1.875% due 04/02/2013	300	294
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	200	215
FIH Erhvervsbank A/S
0.838% due 06/13/2013	200	200
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	600	642
7.500% due 08/01/2012	100	100
Goldman Sachs Group, Inc.
4.750% due 07/15/2013	65	67
5.250% due 10/15/2013	50	52
5.450% due 11/01/2012	250	254
HSBC Bank PLC
1.117% due 08/12/2013	300	300
1.625% due 07/07/2014	300	303
ICICI Bank Ltd.
6.625% due 10/03/2012	100	101
ING Bank NV
1.786% due 10/18/2013	100	100
Intesa Sanpaolo SpA
2.867% due 02/24/2014	100	94
John Deere Capital Corp.
0.705% due 04/25/2014	700	701

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Capital
6.550% due 09/15/2066		$170	$171
6.800% due 10/01/2037		390	391
Lloyds TSB Bank PLC
2.816% due 01/24/2014		250	251
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		250	255
5.571% due 10/04/2012		200	201
Nationwide Building Society
2.500% due 08/17/2012		1,000	1,003
Network Rail Infrastructure Finance PLC
0.488% due 06/14/2013		400	400
NIBC Bank NV
0.847% due 12/02/2014		750	744
2.800% due 12/02/2014		500	519
Nordea Bank AB
1.367% due 01/14/2014		400	400
Nykredit Realkredit A/S
2.000% due 01/01/2013	DKK	600	103
Prudential Covered Trust
2.997% due 09/30/2015		$300	305
RCI Banque S.A.
2.339% due 04/11/2014		200	194
SSIF Nevada LP
1.167% due 04/14/2014		300	298
Stadshypotek AB
1.011% due 09/30/2013		300	300
1.450% due 09/30/2013		650	655
Standard Chartered PLC
1.417% due 05/12/2014		250	250
Svensk Exportkredit AB
1.118% due 03/09/2015		500	503
Swedbank AB
0.917% due 01/14/2013		300	300
Swedbank Hypotek AB
0.911% due 03/28/2014		600	599
Toronto-Dominion Bank
0.646% due 07/26/2013		400	401
1.500% due 03/13/2017		300	303
Westpac Banking Corp.
0.748% due 09/10/2014		1,000	1,005

			20,695

INDUSTRIALS 22.3%
Amgen, Inc.
1.875% due 11/15/2014		500	508
Anglo American Capital PLC
9.375% due 04/08/2014		550	619
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		400	403
Barrick Gold Corp.
1.750% due 05/30/2014		350	355
Boston Scientific Corp.
4.500% due 01/15/2015		400	427
5.450% due 06/15/2014		300	322
Canadian Natural Resources Ltd.
5.150% due 02/01/2013		400	410
5.450% due 10/01/2012		250	253
Case New Holland, Inc.
7.750% due 09/01/2013		110	117
Codelco, Inc.
5.500% due 10/15/2013		125	131
Comcast Cable Holdings LLC
7.875% due 08/01/2013		400	427
Covidien International Finance S.A.
1.350% due 05/29/2015		250	251

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 06/15/2013	$300	$303
COX Communications, Inc.
7.125% due 10/01/2012	425	431
Crown Castle Towers LLC
3.214% due 08/15/2035	200	204
CSN Islands Corp.
9.750% due 12/16/2013	100	110
Daimler Finance North America LLC
1.071% due 03/28/2014	275	274
1.668% due 09/13/2013	250	252
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	50	51
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	400	426
Dow Chemical Co.
7.600% due 05/15/2014	400	446
Encana Corp.
4.750% due 10/15/2013	300	312
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	219
5.900% due 04/15/2013	100	104
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	450	473
General Mills, Inc.
0.816% due 05/16/2014	250	251
Georgia-Pacific LLC
8.250% due 05/01/2016	200	221
Harley-Davidson Funding Corp.
5.250% due 12/15/2012	500	508
Hewlett-Packard Co.
0.747% due 05/24/2013	100	100
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	250	258
ICI Wilmington, Inc.
5.625% due 12/01/2013	250	263
Johnson Controls, Inc.
0.876% due 02/04/2014	350	351
Kraft Foods, Inc.
1.344% due 07/10/2013	300	301
MGM Resorts International
6.750% due 04/01/2013	100	103
13.000% due 11/15/2013	350	401
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	200	201
Philip Morris International, Inc.
6.875% due 03/17/2014	500	552
Phillips 66
1.950% due 03/05/2015	300	302
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	108
Reynolds American, Inc.
7.250% due 06/01/2013	300	317
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	200	202
Rockies Express Pipeline LLC
6.250% due 07/15/2013	500	516
Rogers Communications, Inc.
6.250% due 06/15/2013	600	630
Sanofi
2.625% due 03/29/2016	400	420
Steel Dynamics, Inc.
7.375% due 11/01/2012	350	354
Telefonica Emisiones S.A.U.
0.796% due 02/04/2013	350	343
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	517

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UST LLC
6.625% due 07/15/2012	$750	$751
Verizon Wireless Capital LLC
7.375% due 11/15/2013	200	217
Volkswagen International Finance NV
1.071% due 04/01/2014	500	499
Wesfarmers Ltd.
2.983% due 05/18/2016	250	258
Xerox Corp.
1.868% due 09/13/2013	100	101
Xstrata Canada Corp.
7.250% due 07/15/2012	250	250

		17,123

UTILITIES 3.9%
Appalachian Power Co.
5.650% due 08/15/2012	482	485
BP Capital Markets PLC
1.068% due 03/11/2014	200	201
5.250% due 11/07/2013	300	318
Florida Power Corp.
4.800% due 03/01/2013	380	391
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	600	600
Plains All American Pipeline LP
3.950% due 09/15/2015	440	472
Public Service Co. of Colorado
7.875% due 10/01/2012	300	305
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012	250	252

		3,024

Total Corporate Bonds & Notes (Cost $40,725)		40,842

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%
Transocean, Inc.
1.500% due 12/15/2037	200	200

Total Convertible Bonds & Notes (Cost $196)		200

MUNICIPAL BONDS & NOTES 2.4%

ARKANSAS 0.3%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.400% due 11/25/2043	200	197

CALIFORNIA 0.7%
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	250	253
University of California Revenue Bonds, Series 2011
0.818% due 07/01/2041	250	250

		503

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	100	100

NEW YORK 0.7%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	300	341

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	$200	$202

		543

TEXAS 0.6%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014 (b)	500	500

Total Municipal Bonds & Notes (Cost $1,838)		1,843

U.S. GOVERNMENT AGENCIES 21.4%
Fannie Mae
0.309% due 12/25/2036	21	20
0.365% due 03/25/2034	17	17
0.395% due 08/25/2034	5	5
0.445% due 10/27/2037	100	99
0.595% due 05/25/2042	11	11
0.750% due 01/30/2015	3,000	3,009
0.795% due 09/25/2041	568	571
0.825% due 06/25/2041	321	322
0.925% due 12/25/2037	143	144
0.939% due 01/01/2021	195	196
1.353% due 03/01/2044 - 07/01/2044	46	47
2.501% due 10/01/2031	3	3
3.970% due 11/27/2019	700	709
Federal Home Loan Bank
0.290% due 12/06/2013	2,000	2,000
Freddie Mac
0.285% due 12/25/2036	52	52
0.375% due 11/27/2013	1,800	1,802
0.472% due 02/15/2019	90	90
0.625% due 12/23/2013	4,500	4,519
0.692% due 09/15/2041	404	406
0.850% due 02/24/2016	250	250
1.315% due 10/25/2044	145	146
1.353% due 02/25/2045	155	150
1.526% due 07/25/2044	57	59
5.500% due 08/15/2030	1	1
Ginnie Mae
0.789% due 04/20/2062	400	402
0.939% due 02/20/2062	300	304
1.289% due 02/20/2062	200	206
1.625% due 02/20/2032	12	12
NCUA Guaranteed Notes
0.589% due 12/07/2020	222	223
0.610% due 11/06/2017	268	269
0.800% due 12/08/2020	219	220
1.600% due 10/29/2020	168	170

Total U.S. Government Agencies (Cost $16,418)		16,434

MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust
4.583% due 11/25/2035	1,020	718
Arkle Master Issuer PLC
1.616% due 05/17/2060	100	100
Banc of America Large Loan, Inc.
0.752% due 08/15/2029	8	8
Banc of America Mortgage Securities, Inc.
3.605% due 07/20/2032	1	1
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.919% due 05/10/2045	100	115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
2.563% due 11/26/2035		$100	$95
Bear Stearns Adjustable Rate Mortgage Trust
2.889% due 01/25/2034		6	7
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		35	24
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		21	20
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		25	25
Commercial Mortgage Pass-Through Certificates
0.342% due 12/15/2020		20	19
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/2035		29	24
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		5	4
2.120% due 05/25/2032		1	1
2.459% due 06/25/2033		28	27
6.133% due 04/15/2037		20	20
European Loan Conduit
0.840% due 05/15/2019	EUR	26	28
Extended Stay America Trust
3.330% due 01/05/2013 (a)		$243	3
First Republic Mortgage Loan Trust
0.542% due 08/15/2032		23	22
Fosse Master Issuer PLC
1.866% due 10/18/2054		200	201
Greenpoint Mortgage Funding Trust
0.465% due 06/25/2045		42	27
GSR Mortgage Loan Trust
2.651% due 09/25/2035		35	34
Harborview Mortgage Loan Trust
0.463% due 05/19/2035		56	35
Holmes Master Issuer PLC
0.567% due 07/15/2020		500	500
JPMorgan Chase Commercial Mortgage Securities Corp.
5.289% due 05/15/2045		106	106
Mellon Residential Funding Corp.
0.682% due 12/15/2030		9	9
MLCC Mortgage Investors, Inc.
1.239% due 10/25/2035		20	18
RBSSP Resecuritization Trust
0.745% due 10/26/2036		259	237
2.655% due 12/26/2036		453	454
Real Estate Capital PLC
1.263% due 10/20/2014	GBP	75	117
Structured Asset Mortgage Investments, Inc.
0.475% due 05/25/2045		$67	41
0.493% due 07/19/2035		9	7
0.903% due 09/19/2032		7	6
Wachovia Bank Commercial Mortgage Trust
5.922% due 06/15/2049		156	160
WaMu Mortgage Pass-Through Certificates
1.147% due 02/25/2046		30	23
1.158% due 08/25/2046		44	28
1.347% due 11/25/2042		16	14
1.547% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $3,457)			3,281

ASSET-BACKED SECURITIES 8.3%
ARES CLO Ltd.
1.097% due 11/25/2020		200	194
Avenue CLO Fund Ltd.
0.817% due 02/15/2017		105	104

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Babson CLO Ltd.
0.787% due 11/15/2016		$65	$64
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		1	1
0.325% due 10/25/2036		6	5
0.905% due 10/25/2032		1	1
Carrington Mortgage Loan Trust
0.345% due 06/25/2037		28	27
Citibank Omni Master Trust
2.992% due 08/15/2018		1,200	1,261
4.900% due 11/15/2018		300	328
Countrywide Asset-Backed Certificates
0.725% due 12/25/2031		2	1
0.985% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.985% due 08/25/2032		3	2
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	181	179
1.793% due 09/15/2013		12	12
1.926% due 06/15/2013		9	9
Gracechurch Card Funding PLC
0.942% due 02/15/2017		$500	501
Hyundai Auto Receivables Trust
0.550% due 06/16/2014		750	750
Irwin Home Equity Corp.
0.785% due 07/25/2032		1	1
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	200	252
MASTR Asset-Backed Securities Trust
0.295% due 11/25/2036		$3	1
Nelnet Student Loan Trust
1.166% due 07/25/2018		153	154
New Century Home Equity Loan Trust
0.505% due 06/25/2035		21	20
Nissan Auto Lease Trust
0.402% due 07/15/2014		600	600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014		$650	$650
Panhandle-Plains Higher Education Authority, Inc.
0.961% due 10/01/2018		330	330
Renaissance Home Equity Loan Trust
0.605% due 11/25/2034		8	6
0.685% due 08/25/2033		10	8
0.745% due 12/25/2033		38	33
SLM Student Loan Trust
0.668% due 12/17/2018		223	223
0.966% due 10/25/2017		354	355
1.966% due 04/25/2023		143	148
3.500% due 08/17/2043		175	172
Structured Asset Securities Corp.
0.825% due 01/25/2033		3	2

Total Asset-Backed Securities (Cost $6,428)			6,395

SOVEREIGN ISSUES 6.4%
Bank of England Euro Note
1.375% due 03/07/2014		400	407
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	324
Hydro Quebec
8.000% due 02/01/2013		200	208
Japan Bank for International Cooperation
1.500% due 07/06/2012		400	400
Kommunalbanken A/S
0.588% due 03/10/2014		700	700
Mexico Government International Bond
6.250% due 06/16/2016	MXN	29,830	2,357
Province of Ontario
1.875% due 11/19/2012		$300	302
Qatar Government International Bond
5.150% due 04/09/2014		250	266

Total Sovereign Issues (Cost $4,926)			4,964

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.7%

CERTIFICATES OF DEPOSIT 0.3%
Banco Bradesco S.A.
1.955% due 01/24/2013		$250	$251

COMMERCIAL PAPER 0.8%
British Telecommunications PLC
1.640% due 05/15/2013		600	593

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/02/2012		220	220

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $229. Repurchase proceeds are $220.)

SHORT-TERM NOTES 1.0%
Holmes Master Issuer PLC
0.372% due 07/15/2012		800	801

JAPAN TREASURY BILLS 0.5%
0.100% due 08/06/2012	JPY	30,000	375

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.8%
PIMCO Short-Term Floating NAV Portfolio		214,928	2,154

Total Short-Term Instruments (Cost $4,386)			4,394

Total Investments 102.5% (Cost $78,856)			$78,837

Other Assets and Liabilities (Net) (2.5%)			(1,946)

Net Assets 100.0%			$76,891

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Affiliated to the Portfolio.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $446 at a weighted average interest rate of 0.235%.
(e)	Cash of $19 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Federal Funds August Futures	Short	08/2012	12	$0

(f)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
ING Bank NV	BRC	(1.000%	)	12/20/2013	1.580%	EUR	200	$2	$6	$(4)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	4.116%	$	100	1	6	(5)
Lloyds TSB Bank PLC	JPM	(3.000%	)	03/20/2014	1.899%		250	(4)	(4)	0

								$(1)	$8	$(9)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ArcelorMittal	CBK	1.000%	03/20/2014	3.067%	$	200	$(7)	$(17)	$10
ArcelorMittal	MYC	1.000%	06/20/2014	3.328%		200	(9)	(3)	(6)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2015	0.785%		75	1	1	0
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%		100	12	(3)	15
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2014	0.690%		200	1	1	0
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	03/20/2013	0.509%		300	1	4	(3)
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2013	1.666%		395	(2)	(7)	5
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		200	0	(1)	1
Rio Tinto Finance USA Ltd.	BOA	1.000%	06/20/2014	0.666%		353	2	(2)	4
Rio Tinto Finance USA Ltd.	GST	1.000%	12/20/2012	0.402%		200	1	1	0
Teck Resources Ltd.	CBK	1.000%	03/20/2013	0.431%		300	2	4	(2)

							$2	$(22)	$24

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	BRC	$	80,400	$0	$0	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	CBK		62,200	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	GLM		63,000	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	UAG		84,400	0	0	0
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	BRC		80,400	(1)	(1)	0
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	CBK		62,200	0	(1)	1
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	GLM		63,000	0	10	(10)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	UAG		84,400	(1)	0	(1)

							$(2)	$8	$(10)

(g) Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	10	$65,600	$75
Sales	0	324,400	28
Closing Buys	(10)	(390,000)	(103)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	0	$0	$0

(h) Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	452		$576	BPS	$4	$0	$4
07/2012		712		900	HUS	0	(1)	(1)
07/2012		603		774	JPM	11	0	11
07/2012	INR	11,515		215	UAG	9	0	9
07/2012		$71	EUR	54	BOA	0	(2)	(2)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012		$1,122	EUR	903	BRC	$21	$0	$21
07/2012		1	INR	55	HUS	0	0	0
07/2012		247		11,460	JPM	0	(41)	(41)
07/2012		25	ZAR	213	DUB	1	0	1
08/2012	JPY	30,000		$369	CBK	0	(7)	(7)
08/2012	MXN	1,370		99	CBK	0	(4)	(4)
08/2012		17,196		1,313	JPM	30	(2)	28
08/2012		$21	CLP	10,534	MSC	0	(1)	(1)
09/2012	EUR	903		$1,123	BRC	0	(21)	(21)
09/2012		732		913	CBK	0	(13)	(13)
09/2012		495		624	MSC	0	(3)	(3)
09/2012	GBP	75		116	BPS	0	(2)	(2)
09/2012		$354	CAD	364	UAG	3	0	3
09/2012		1,065	EUR	839	BRC	0	(3)	(3)
10/2012	INR	55		$1	HUS	0	0	0
01/2013	DKK	611		103	DUB	0	(1)	(1)
02/2013	CNY	690		110	BRC	1	0	1
02/2013		912		145	HUS	2	0	2
02/2013		$21	CNY	133	BRC	0	0	0
02/2013		232		1,469	DUB	0	(1)	(1)

						$82	$(102)	$(20)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$484	$0	$484
Corporate Bonds & Notes
Banking & Finance	0	20,695	0	20,695
Industrials	0	17,072	51	17,123
Utilities	0	3,024	0	3,024
Convertible Bonds & Notes
Industrials	0	200	0	200
Municipal Bonds & Notes
Arkansas	0	197	0	197
California	0	503	0	503
New Jersey	0	100	0	100
New York	0	543	0	543
Texas	0	500	0	500
U.S. Government Agencies	0	15,552	882	16,434
Mortgage-Backed Securities	0	3,281	0	3,281
Asset-Backed Securities	0	6,143	252	6,395
Sovereign Issues	0	4,964	0	4,964
Short-Term Instruments
Certificates of Deposit	0	251	0	251
Commercial Paper	0	593	0	593
Repurchase Agreements	0	220	0	220

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Notes	$0	$801	$0	$801
Japan Treasury Bills	0	375	0	375
PIMCO Short-Term Floating NAV Portfolio	2,154	0	0	2,154
	$2,154	$75,498	$1,185	$78,837

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	35	0	35
Foreign Exchange Contracts	0	82	0	82
Interest Rate Contracts	0	0	1	1
	$0	$117	$1	$118

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(20)	0	(20)
Foreign Exchange Contracts	0	(102)	0	(102)
Interest Rate Contracts	0	0	(11)	(11)
	$0	$(122)	$(11)	$(133)

Totals	$2,154	$75,493	$1,175	$78,822

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$51	$0	$0	$0	$0	$0	$0	$0	$51	$0
U.S. Government Agencies	766	0	(54)	0	0	0	170	0	882	0
Asset-Backed Securities	256	0	0	0	0	(4)	0	0	252	(4)

	$1,073	$0	$(54)	$0	$0	$(4)	$170	$0	$1,185	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$0	$0	$0	$0	$0	$1	$0	$0	$1	$1

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$0	$0	$0	$0	$(11)	$0	$0	$(11)	$(11)

Totals	$1,073	$0	$(54)	$0	$0	$(14)	$170	$0	$1,175	$(14)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$51	Third Party Vendor	Broker Quote	101.25
U.S. Government Agencies	882	Third Party Vendor	Broker Quote	100.03 - 101.34
Asset-Backed Securities	252	Benchmark Pricing	Base Price	109.86

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	1	Indicative Market Quotations	Broker Quote	0.00

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(11)	Indicative Market Quotations	Broker Quote	0.00

Total	$1,175

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$82	$0	$82
Unrealized appreciation on OTC swap agreements	0	35	0	0	1	36

	$0	$35	$0	$82	$1	$118

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$102	$0	$102
Unrealized depreciation on OTC swap agreements	0	20	0	0	11	31

	$0	$20	$0	$102	$11	$133

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(14)	$(14)
Net realized gain on futures contracts	0	0	0	0	1	1
Net realized gain on written options	0	0	0	0	52	52
Net realized gain on swaps	0	15	0	0	0	15
Net realized gain on foreign currency transactions	0	0	0	233	0	233

	$0	$15	$0	$233	$39	$287

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on written options	$0	$0	$0	$0	$(14)	$(14)
Net change in unrealized appreciation (depreciation) on swaps	0	19	0	0	(10)	9
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(130)	0	(130)

	$0	$19	$0	$(130)	$(24)	$(135)

(1)	See note 6 in the Notes to Financial Statements for additional information.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures(1)
BPS	$3	$0	$3
CBK	(29)	0	(29)
DUB	1	0	1
GST	13	0	13
HUS	1	0	1
JPM	(8)	0	(8)
MSC	(4)	0	(4)
MYC	(9)	0	(9)
UAG	11	0	11

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2012	19

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

22	PIMCO VARIABLE INSURANCE TRUST

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(c) U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the

Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$5,001	$7,832

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$5,047	$27,904	$(30,800)	$3	$0	$2,154	$3

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$20,862	$8,147	$25,879	$23,617

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	329	$3,352	271	$2,753
Administrative Class	775	7,918	4,386	44,752
Advisor Class	1,854	18,942	2,290	23,313
Issued as reinvestment of distributions
Institutional Class	4	45	10	96
Administrative Class	14	143	36	372
Advisor Class	14	142	23	231
Cost of shares redeemed
Institutional Class	(296)	(3,019)	(206)	(2,087)
Administrative Class	(1,117)	(11,382)	(3,725)	(37,875)
Advisor Class	(953)	(9,737)	(914)	(9,303)
Net increase resulting from Portfolio share transactions	624	$6,404	2,171	$22,252

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 61% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$78,862	$296	$(321)	$(25)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

30	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	MXN	Mexican Peso
CLP	Chilean Peso	GBP	British Pound	USD	United States Dollar
CNY	Chinese Renminbi	INR	Indian Rupee	ZAR	South African Rand
DKK	Danish Krone	JPY	Japanese Yen

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	OIS	Overnight Index Swap

SEMIANNUAL REPORT	JUNE 30, 2012	31

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT65SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Total Return Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	41.3%
U.S. Treasury Obligations	20.5%
Corporate Bonds & Notes	20.1%
Short-Term Instruments	7.3%
Mortgage-Backed Securities	3.7%
Other	7.1%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	10 Years	Class Inception (12/31/1997)
PIMCO Total Return Portfolio Administrative Class	5.24%	5.97%	8.82%	6.60%	6.60%
Barclays U.S. Aggregate Index±	2.37%	7.47%	6.79%	5.63%	6.04%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,052.40	$1,021.63
Expenses Paid During Period*	$3.32	$3.27
Net Annualized Expense Ratio	0.65%	0.65%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

An average overweight to U.S. duration (or sensitivity to changes in market interest rates), with a focus on the intermediate portion of the yield curve during the first half of the fiscal year, added to returns as the ten-year U.S. Treasury yield fell over this period.

»

An underweight to longer maturities, partially implemented via long-dated interest rate swaps, detracted from returns as the two- to thirty-year portion of the yield curve flattened amid a fall in thirty-year yields.

»	An overweight to Agency mortgage-backed securities in the first half of the fiscal year added to returns as the sector outperformed like-duration U.S. Treasuries during this period.

»	Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as financials outperformed the overall investment grade corporate market.

»	Modest exposure to taxable municipal bonds, including Build America Bonds, added to performance as these securities outperformed like-duration U.S. Treasuries.

»	Duration exposure to local debt in Brazil and Mexico, partially implemented via interest rate swaps, added to performance as the interest rates fell.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Administrative Class
Net asset value beginning of year or period	$11.02		$11.08	$10.82	$10.31	$10.49	$10.12
Net investment income (a)	0.13		0.26	0.24	0.49	0.46	0.49
Net realized/unrealized gain	0.45		0.13	0.63	0.93	0.03	0.37
Total income from investment operations	0.58		0.39	0.87	1.42	0.49	0.86
Dividends from net investment income	(0.16)		(0.29)	(0.27)	(0.57)	(0.47)	(0.49)
Distributions from net realized capital gains	0.00		(0.16)	(0.34)	(0.34)	(0.20)	0.00
Total distributions	(0.16)		(0.45)	(0.61)	(0.91)	(0.67)	(0.49)
Net asset value end of year or period	$11.44		$11.02	$11.08	$10.82	$10.31	$10.49
Total return	5.24%		3.61%	8.10%	14.04%	4.79%	8.74%
Net assets end of year or period (000s)	$8,602,894		$7,759,038	$7,260,958	$5,566,064	$4,057,408	$3,893,715
Ratio of expenses to average net assets	0.65	%*	0.65%	0.65%	0.74%	0.88%	0.83%
Ratio of expenses to average net assets excluding interest expense	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.39	%*	2.32%	2.09%	4.52%	4.38%	4.78%
Portfolio turnover rate	266	%**	424%**	484%**	381%	355%	298%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$13,724,334
Investments in Affiliates, at value	731,286
Repurchase agreements, at value	18,129
Cash	3,232
Foreign currency, at value	11,872
Receivable for investments sold	2,533,135
Receivable for Portfolio shares sold	12,525
Interest and dividends receivable	60,584
Dividends receivable from Affiliates	236
Variation margin receivable on financial derivative instruments	6,898
OTC swap premiums paid	23,496
Unrealized appreciation on foreign currency contracts	8,501
Unrealized appreciation on OTC swap agreements	9,057
17,143,285

Liabilities:
Payable for investments purchased	$6,596,499
Payable for investments in Affiliates purchased	176
Payable for short sales	32,967
Deposits from counterparty	35,163
Payable for Portfolio shares redeemed	8,516
Written options outstanding	2,916
Accrued investment advisory fees	2,176
Accrued supervisory and administrative fees	2,176
Accrued distribution fees	308
Accrued servicing fees	1,084
Variation margin payable on financial derivative instruments	2,758
OTC swap premiums received	17,282
Unrealized depreciation on foreign currency contracts	20,289
Unrealized depreciation on OTC swap agreements	14,159
Other liabilities	8
6,736,477

Net Assets	$10,406,808

Net Assets Consist of:
Paid in capital	$9,771,597
Undistributed net investment income	125,981
Accumulated undistributed net realized gain	228,192
Net unrealized appreciation	281,038
$10,406,808

Net Assets:
Institutional Class	$316,269
Administrative Class	8,602,894
Advisor Class	1,487,645

Shares Issued and Outstanding:
Institutional Class	27,649
Administrative Class	752,091
Advisor Class	130,054

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.44
Administrative Class	11.44
Advisor Class	11.44

Cost of Investments	$13,434,458
Cost of Investments in Affiliates	$731,347
Cost of Repurchase Agreements	$18,129
Cost of Foreign Currency Held	$11,801
Proceeds Received on Short Sales	$32,981
Premiums Received on Written Options	$30,055

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$145,949
Dividends	1,358
Dividends from Affiliate investments	948
Miscellaneous income	2
Total Income	148,257

Expenses:
Investment advisory fees	12,118
Supervisory and administrative fees	12,117
Servicing fees - Administrative Class	6,315
Distribution and/or servicing fees - Advisor Class	1,528
Trustees’ fees	57
Interest expense	3
Miscellaneous expense	6
Total Expenses	32,144

Net Investment Income	116,113

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	123,621
Net realized gain on Affiliate investments	118
Net realized gain on futures contracts	45,110
Net realized gain on written options	11,172
Net realized gain on swaps	39,774
Net realized gain on foreign currency transactions	38,962
Net change in unrealized appreciation on investments	180,820
Net change in unrealized (depreciation) on Affiliate investments	(99)
Net change in unrealized (depreciation) on futures contracts	(17,635)
Net change in unrealized appreciation on written options	3,188
Net change in unrealized (depreciation) on swaps	(10,129)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(35,187)
Net Gain	379,715

Net Increase in Net Assets Resulting from Operations	$495,828

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$116,113	$198,015
Net realized gain	258,639	91,973
Net realized gain (loss) on Affiliate investments	118	(664)
Net change in unrealized appreciation	121,057	10,799
Net change in unrealized appreciation (depreciation) on Affiliate investments	(99)	361
Net increase resulting from operations	495,828	300,484

Distributions to Shareholders:
From net investment income
Institutional Class	(3,861)	(6,737)
Administrative Class	(113,711)	(196,944)
Advisor Class	(17,346)	(20,996)
From net realized capital gains
Institutional Class	0	(3,411)
Administrative Class	0	(110,292)
Advisor Class	0	(15,180)

Total Distributions	(134,918)	(353,560)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	959,992	1,052,627

Total Increase in Net Assets	1,320,902	999,551

Net Assets:
Beginning of period	9,085,906	8,086,355
End of period*	$10,406,808	$9,085,906

*Including undistributed net investment income of:	$125,981	$144,786

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
HCA, Inc.
3.711% due 03/31/2017		$4,400	$4,284
Petroleum Export Ltd.
3.468% due 12/20/2012		2,224	2,069
Springleaf Finance Corp.
5.500% due 05/10/2017		15,700	14,825

Total Bank Loan Obligations (Cost $21,999)			21,178

CORPORATE BONDS & NOTES 28.0%

BANKING & FINANCE 21.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,036
Ally Financial, Inc.
3.667% due 02/11/2014		6,100	6,086
3.868% due 06/20/2014		500	498
4.500% due 02/11/2014		500	508
4.625% due 06/26/2015		6,200	6,244
5.500% due 02/15/2017		12,200	12,410
6.750% due 12/01/2014		200	212
6.875% due 08/28/2012		5,700	5,743
7.500% due 09/15/2020		900	1,015
8.300% due 02/12/2015		11,100	12,127
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,258
American Express Centurion Bank
5.550% due 10/17/2012		9,840	9,979
6.000% due 09/13/2017		3,900	4,613
American Express Co.
7.000% due 03/19/2018		42,000	52,075
American Express Credit Corp.
5.875% due 05/02/2013		700	729
6.625% due 09/24/2012	GBP	4,100	6,494
American General Institutional Capital
7.570% due 12/01/2045		$10,000	10,075
8.125% due 03/15/2046		3,200	3,328
American International Group, Inc.
4.900% due 06/02/2014	CAD	6,000	6,045
5.050% due 10/01/2015		$12,500	13,282
5.450% due 05/18/2017		1,100	1,197
5.600% due 10/18/2016		6,100	6,642
5.850% due 01/16/2018		30,400	33,704
6.250% due 03/15/2087		2,100	1,953
8.000% due 05/22/2068	EUR	12,900	15,819
8.175% due 05/15/2068		$3,000	3,270
8.250% due 08/15/2018		18,450	22,339
ANZ National International Ltd.
6.200% due 07/19/2013		12,600	13,214
Australia & New Zealand Banking Group Ltd.
1.316% due 05/08/2013		16,400	16,435
2.125% due 01/10/2014		1,400	1,417
Banco do Brasil S.A.
3.284% due 07/02/2014		7,600	7,618
5.875% due 01/19/2023		1,200	1,224
Banco Santander Brasil S.A.
2.568% due 03/18/2014		1,000	963
4.250% due 01/14/2016		1,800	1,786
4.500% due 04/06/2015		13,100	13,165
Bank of America Corp.
0.797% due 08/15/2016		2,800	2,379
1.886% due 01/30/2014		30,400	30,096
6.000% due 09/01/2017		7,000	7,566
6.500% due 08/01/2016		32,700	35,954
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,218

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$2,100	$2,273
Bank of Montreal
2.850% due 06/09/2015		7,200	7,626
Bank of Nova Scotia
1.650% due 10/29/2015		5,200	5,322
1.950% due 01/30/2017		500	516
Banque PSA Finance S.A.
2.361% due 04/04/2014		12,100	11,774
Barclays Bank PLC
5.450% due 09/12/2012		40,000	40,356
6.000% due 01/23/2018	EUR	2,600	3,226
10.179% due 06/12/2021		$2,080	2,465
BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,232
6.500% due 03/10/2021		6,400	6,496
7.250% due 04/22/2020		6,400	6,608
BBVA U.S. Senior S.A.U.
2.591% due 05/16/2014		39,700	36,936
Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	32,225
7.250% due 02/01/2018		14,500	17,364
BNP Paribas S.A.
0.869% due 04/08/2013		7,100	7,040
1.369% due 01/10/2014		21,100	20,668
5.000% due 01/15/2021		3,200	3,293
5.186% due 06/29/2015 (d)		15,600	13,572
BPCE S.A.
2.375% due 10/04/2013		2,100	2,067
BRFkredit A/S
0.717% due 04/15/2013		21,800	21,807
CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,288
Citigroup Capital
8.300% due 12/21/2077		19,500	19,597
Citigroup, Inc.
0.738% due 06/09/2016		13,100	11,358
1.317% due 02/15/2013		13,600	13,603
1.919% due 01/13/2014		27,700	27,591
2.467% due 08/13/2013		5,900	5,943
4.875% due 05/07/2015		6,100	6,262
5.300% due 10/17/2012		2,200	2,228
5.365% due 03/06/2036 (l)	CAD	4,700	3,770
5.500% due 08/27/2012		$5,500	5,534
5.500% due 04/11/2013		21,700	22,319
5.500% due 10/15/2014		5,400	5,721
5.625% due 08/27/2012		9,500	9,557
5.850% due 07/02/2013		1,400	1,465
6.125% due 05/15/2018		2,090	2,338
6.125% due 08/25/2036		6,000	5,926
8.500% due 05/22/2019		2,100	2,598
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		31,000	30,317
Credit Agricole S.A.
1.916% due 01/21/2014		26,400	25,660
8.375% due 10/13/2019 (d)		2,700	2,248
Credit Suisse
2.200% due 01/14/2014		4,800	4,833
Dexia Credit Local S.A.
0.867% due 03/05/2013		48,000	46,577
0.946% due 04/29/2014		21,700	20,370
2.750% due 04/29/2014		3,000	2,946
DNB Bank ASA
3.200% due 04/03/2017		6,500	6,584
Dragon LLC
1.972% due 03/12/2024		1,000	999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of India
2.611% due 03/30/2016		$5,000	$4,726
Export-Import Bank of Korea
4.000% due 01/29/2021		5,500	5,709
4.125% due 09/09/2015		12,000	12,781
5.125% due 06/29/2020		3,600	4,036
5.875% due 01/14/2015		29,900	32,805
8.125% due 01/21/2014		5,000	5,471
FCE Bank PLC
7.125% due 01/15/2013	EUR	700	915
Fifth Third Bancorp
0.888% due 12/20/2016		$4,700	4,337
FIH Erhvervsbank A/S
0.838% due 06/13/2013		76,000	76,032
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		1,500	1,673
7.000% due 10/01/2013		500	535
7.000% due 04/15/2015		7,500	8,354
7.500% due 08/01/2012		17,500	17,570
8.000% due 06/01/2014		300	333
8.000% due 12/15/2016		500	593
8.700% due 10/01/2014		3,600	4,108
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	27,693
5.875% due 01/14/2038		$8,100	9,343
6.375% due 11/15/2067		13,700	14,299
6.875% due 01/10/2039		53,600	69,476
7.125% due 06/15/2022 (d)		1,100	1,166
Golden West Financial Corp.
4.750% due 10/01/2012		5,000	5,049
Goldman Sachs Group, Inc.
1.032% due 05/23/2016	EUR	2,500	2,876
1.070% due 01/30/2017		4,400	4,948
3.300% due 05/03/2015		$1,900	1,901
5.250% due 07/27/2021		23,400	23,830
5.950% due 01/18/2018		17,300	18,547
6.125% due 02/14/2017	GBP	1,300	2,164
6.250% due 09/01/2017		$14,900	16,225
6.750% due 10/01/2037		3,300	3,247
GSPA Monetization Trust
6.422% due 10/09/2029		16,411	15,719
Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		3,200	3,368
HBOS PLC
0.667% due 09/06/2017		7,700	5,621
HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,928
HSBC Finance Corp.
1.020% due 04/05/2013	EUR	4,300	5,427
6.676% due 01/15/2021		$20,800	22,572
HSBC Holdings PLC
6.500% due 09/15/2037		2,900	3,232
7.625% due 05/17/2032		1,700	1,982
ING Bank NV
1.868% due 06/09/2014		7,200	7,107
2.000% due 10/18/2013		2,700	2,682
2.650% due 01/14/2013		1,300	1,310
International Lease Finance Corp.
5.000% due 09/15/2012		2,600	2,626
5.250% due 01/10/2013		2,680	2,740
5.750% due 05/15/2016		1,900	1,930
5.875% due 05/01/2013		1,000	1,027
6.375% due 03/25/2013		2,580	2,644
6.750% due 09/01/2016		4,500	4,860
Intesa Sanpaolo SpA
2.867% due 02/24/2014		11,600	10,898

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IPIC GMTN Ltd.
5.000% due 11/15/2020		$4,700	$5,041
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	900	1,133
1.218% due 05/02/2014		$75,100	75,078
6.000% due 01/15/2018		1,100	1,265
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,335
JPMorgan Chase Capital
6.450% due 01/15/2087		2,400	2,412
6.550% due 09/15/2066		1,200	1,206
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,199
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,472
LBG Capital PLC
6.439% due 05/23/2020	EUR	2,000	2,031
7.588% due 05/12/2020	GBP	100	135
7.869% due 08/25/2020		200	271
7.875% due 11/01/2020		$2,800	2,562
8.000% due 06/15/2020 (d)		6,000	5,100
8.500% due 12/17/2021 (d)		1,100	1,025
Lloyds TSB Bank PLC
2.816% due 01/24/2014		6,300	6,338
4.875% due 01/21/2016		6,200	6,516
5.800% due 01/13/2020		25,700	27,532
12.000% due 12/16/2024 (d)		32,700	34,261
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,515
Merrill Lynch & Co., Inc.
0.980% due 01/31/2014	EUR	1,300	1,583
6.150% due 04/25/2013		$8,200	8,489
6.875% due 04/25/2018		17,800	19,951
Morgan Stanley
0.947% due 10/15/2015		700	624
1.446% due 04/29/2013		7,700	7,595
2.967% due 05/14/2013		21,800	21,776
5.950% due 12/28/2017		10,600	10,906
6.000% due 04/28/2015		38,480	39,808
7.300% due 05/13/2019		1,200	1,299
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (d)	GBP	3,500	5,619
National Australia Bank Ltd.
1.189% due 04/11/2014		$44,500	44,545
1.416% due 07/25/2014		5,700	5,735
5.350% due 06/12/2013		6,100	6,357
National Bank of Canada
2.200% due 10/19/2016		2,500	2,611
Nationwide Building Society
6.250% due 02/25/2020		9,300	10,054
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,305
Nordea Eiendomskreditt A/S
0.889% due 04/07/2015		20,100	20,094
Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,407
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,395
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,800	6,525
Rabobank Group
6.875% due 03/19/2020	EUR	21,900	27,105
11.000% due 06/30/2019 (d)		$975	1,233
RCI Banque S.A.
2.339% due 04/11/2014		41,600	40,452
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		1,400	1,442

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
1.201% due 09/29/2015		$200	$163
1.247% due 10/14/2016		300	235
3.950% due 09/21/2015		3,200	3,262
6.990% due 10/05/2017 (d)		21,900	17,082
Santander UK PLC
1.018% due 10/10/2017	EUR	28,700	27,322
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,400	2,499
5.499% due 07/07/2015		13,100	13,755
SLM Corp.
0.766% due 01/27/2014		1,650	1,577
0.992% due 06/17/2013	EUR	200	247
3.125% due 09/17/2012		5,200	6,592
4.875% due 12/17/2012	GBP	2,800	4,374
5.000% due 10/01/2013		$3,200	3,312
5.000% due 04/15/2015		5,000	5,072
5.125% due 08/27/2012		5,780	5,802
6.250% due 01/25/2016		1,900	2,004
8.000% due 03/25/2020		14,500	15,950
8.450% due 06/15/2018		11,300	12,712
Societe Generale S.A.
1.519% due 04/11/2014		2,700	2,614
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	2,000	2,431
4.125% due 11/29/2013		10,000	11,263
SSIF Nevada LP
1.167% due 04/14/2014		$68,400	67,977
State Bank of India
4.500% due 07/27/2015		6,000	6,106
State Street Capital Trust
1.468% due 06/01/2077		1,000	726
5.458% due 07/30/2012 (d)		6,800	6,823
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		8,056	8,313
Stone Street Trust
5.902% due 12/15/2015		9,500	9,727
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,179
Temasek Financial Ltd.
4.300% due 10/25/2019		4,600	5,167
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		3,100	2,875
UBS AG
1.466% due 01/28/2014		2,400	2,388
5.750% due 04/25/2018		4,600	5,105
5.875% due 12/20/2017		4,700	5,259
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	316
USB Capital
3.500% due 07/30/2012 (d)		9,200	7,093
Wachovia Corp.
5.500% due 05/01/2013		8,300	8,626
5.750% due 02/01/2018		15,500	18,365
Wells Fargo Capital
5.950% due 12/01/2086		25,100	25,445
Westpac Banking Corp.
1.191% due 03/31/2014		22,200	22,219
3.585% due 08/14/2014		4,900	5,170

			2,250,113

INDUSTRIALS 3.9%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,581
9.700% due 11/10/2018		6,400	8,872

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amgen, Inc.
1.875% due 11/15/2014		$2,000	$2,032
3.625% due 05/15/2022		1,400	1,452
6.150% due 06/01/2018		1,200	1,442
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		32,400	32,680
AstraZeneca PLC
5.900% due 09/15/2017		1,100	1,324
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,788
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,300	16,374
Codelco, Inc.
6.150% due 10/24/2036		700	882
CSN Islands Corp.
6.875% due 09/21/2019		3,000	3,285
CSN Resources S.A.
6.500% due 07/21/2020		20,600	22,419
Daimler Finance North America LLC
1.668% due 09/13/2013		8,000	8,050
Dolphin Energy Ltd.
5.888% due 06/15/2019		2,401	2,638
Dow Chemical Co.
6.000% due 10/01/2012		5,090	5,152
Ecopetrol S.A.
7.625% due 07/23/2019		4,600	5,819
El Paso LLC
7.800% due 08/01/2031		900	1,016
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		1,400	1,412
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		543	597
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		1,500	1,575
General Mills, Inc.
6.470% due 10/15/2022		61,750	62,626
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,128
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,312
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,575
HCA, Inc.
6.500% due 02/15/2020		5,600	6,083
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,857
International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,890
Kraft Foods, Inc.
2.625% due 05/08/2013		17,990	18,261
Noble Group Ltd.
4.875% due 08/05/2015		4,800	4,848
6.625% due 08/05/2020		5,000	4,825
6.750% due 01/29/2020		7,100	6,887
Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,180
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	267
7.500% due 12/18/2013	GBP	200	336
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	46,803
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	11,450
Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,314
Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013		7,000	7,057

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Union Pacific Corp.
4.163% due 07/15/2022	$11,324	$12,652
UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,333
Vale Overseas Ltd.
4.625% due 09/15/2020	2,000	2,104
5.625% due 09/15/2019	16,600	18,496
6.250% due 01/23/2017	1,300	1,485
6.875% due 11/21/2036	1,300	1,516
6.875% due 11/10/2039	5,300	6,226
Vivendi S.A.
2.400% due 04/10/2015	6,500	6,441
Volkswagen International Finance NV
0.911% due 10/01/2012	27,500	27,520

		405,862

UTILITIES 2.5%
AES Corp.
7.375% due 07/01/2021	1,500	1,676
BellSouth Corp.
4.020% due 04/26/2021	62,500	64,091
Carolina Power & Light Co.
6.500% due 07/15/2012	2,325	2,329
CenturyLink, Inc.
5.800% due 03/15/2022	2,000	1,996
Cleco Power LLC
6.000% due 12/01/2040	10,800	12,680
DTE Energy Co.
1.167% due 06/03/2013	4,700	4,709
Entergy Corp.
3.625% due 09/15/2015	12,200	12,553
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,500	2,644
6.212% due 11/22/2016	1,200	1,308
7.343% due 04/11/2013	1,700	1,767
8.146% due 04/11/2018	6,700	8,011
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	700	787
10.500% due 03/25/2014	800	899
Korea Electric Power Corp.
5.125% due 04/23/2034	90	95
Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,382
7.750% due 10/17/2016	3,405	3,903
7.750% due 01/20/2020	3,100	3,712
8.000% due 08/07/2019	5,100	6,171
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,500	2,613
NRG Energy, Inc.
8.250% due 09/01/2020	3,000	3,120
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	15,386	16,194
Petroleos Mexicanos
5.500% due 01/21/2021	17,200	19,522
5.500% due 06/27/2044	2,400	2,460
6.500% due 06/02/2041	29,000	34,002
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,768
4.750% due 02/16/2021	4,200	4,483
Qwest Corp.
3.718% due 06/15/2013	10,841	10,854
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	2,600	2,886
6.750% due 09/30/2019	2,000	2,405
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,000	1,091

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 03/13/2018	$5,700	$6,548
Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,554
Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,028
Vodafone Group PLC
5.000% due 12/16/2013	3,960	4,200

		259,441

Total Corporate Bonds & Notes (Cost $2,833,368)		2,915,416

MUNICIPAL BONDS & NOTES 3.5%

CALIFORNIA 1.6%
Acalanes Union High School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2046	9,300	1,009
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,771
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,801
7.043% due 04/01/2050	8,600	12,173
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,691
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	5,100	6,376
7.550% due 04/01/2039	2,000	2,574
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	7,548
7.700% due 11/01/2030	100	118
7.950% due 03/01/2036	29,300	34,698
Fresno County, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/15/2024	3,000	1,655
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,017
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	10,208
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,477
7.618% due 08/01/2040	1,800	2,262
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,893
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	12,994
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,500
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,446
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,544
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	459
7.021% due 08/01/2040	700	804

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	$26,285	$37,029
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,173
5.125% due 06/01/2046	655	493
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	1,000	1,013
6.398% due 05/15/2031	1,200	1,469
6.548% due 05/15/2048	4,700	6,167

		170,362

COLORADO 0.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	4,165

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	21,690

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,376

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,672

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	772

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,712

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,615

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	15,900	15,917
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	35,737
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	2,255

		53,909

NEW YORK 0.5%
JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
9.922% due 06/15/2031	5,130	6,569

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	$26,300	$31,142
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,750
6.282% due 06/15/2042	2,100	2,439
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	3,033

		45,933

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	5,800	8,328
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79
6.500% due 06/01/2047	3,600	3,041

		11,448

TEXAS 0.3%
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
9.976% due 02/15/2031	3,390	4,341
JP Morgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.909% due 02/01/2027	2,575	3,292
10.007% due 10/01/2031	6,240	8,336
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	19,226

		35,195

Total Municipal Bonds & Notes (Cost $291,052)		364,849

U.S. GOVERNMENT AGENCIES 57.4%
Fannie Mae
0.305% due 12/25/2036 - 07/25/2037	3,929	3,807
0.495% due 05/25/2037	1,370	1,370
0.500% due 07/02/2015	63,300	63,269
0.555% due 04/25/2037	4,024	4,029
0.595% due 03/25/2044	2,488	2,418
0.655% due 09/25/2035	1,829	1,819
0.695% due 09/25/2035	8,325	8,349
0.945% due 10/25/2037	2,098	2,115
1.125% due 04/27/2017	29,000	29,320
1.145% due 07/25/2039	2,019	2,043
1.250% due 01/30/2017	31,700	32,250
1.353% due 06/01/2043 - 07/01/2044	2,595	2,621
1.375% due 11/15/2016	300	308
1.553% due 09/01/2040	16	17
2.075% due 04/01/2035	3,917	4,115
2.173% due 08/01/2035	1,608	1,683
2.298% due 01/01/2025	12	12
2.328% due 09/01/2039	28	30
2.342% due 11/01/2025	1	1
2.475% due 04/01/2019	14,800	15,383
2.500% due 04/01/2027 - 08/01/2027	10,459	10,771
2.500% due 07/17/2027 (a)	13,000	13,398
2.556% due 05/25/2035	448	468
3.000% due 07/01/2027	111,000	116,342
3.330% due 11/01/2021	1,387	1,496
3.500% due 11/01/2025 - 08/01/2042	1,217,354	1,277,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.894% due 10/01/2032	$671	$685
4.000% due 04/01/2023 - 08/01/2042	964,329	1,026,577
4.077% due 11/01/2035	137	142
4.500% due 04/01/2023 - 08/01/2042	1,563,844	1,679,876
4.501% due 07/01/2019	30,042	34,302
4.506% due 12/01/2036	1,146	1,210
4.636% due 09/01/2034	875	944
4.966% due 09/01/2035	610	653
5.000% due 02/13/2017 - 07/01/2042	237,870	258,458
5.174% due 08/01/2035	921	990
5.250% due 09/15/2016	1,100	1,303
5.375% due 07/15/2016 - 06/12/2017	16,800	20,124
5.500% due 09/01/2017 - 07/01/2042	396,376	432,927
6.000% due 09/01/2016 - 01/01/2039	215,046	237,140
6.500% due 11/01/2034	68	78
7.000% due 04/25/2023 - 06/01/2032	1,167	1,361
Federal Home Loan Bank
2.670% due 12/01/2027	800	805
Federal Housing Administration
7.430% due 01/25/2023	37	37
Freddie Mac
0.392% due 07/15/2019	2,381	2,380
0.542% due 05/15/2036	2,764	2,768
0.692% due 11/15/2030	15	15
0.742% due 09/15/2030	12	12
0.942% due 08/15/2037	27,675	27,905
0.962% due 05/15/2037	790	793
1.000% due 03/08/2017 (i)	69,400	69,887
1.000% due 06/29/2017	63,200	63,462
1.250% due 05/12/2017	9,100	9,235
1.353% due 02/25/2045	386	375
1.750% due 05/30/2019	21,900	22,451
2.000% due 08/25/2016	400	421
2.375% due 01/13/2022	5,900	6,073
2.482% due 01/01/2028	1	1
2.524% due 07/01/2027	1	1
2.572% due 07/01/2030	1	1
3.750% due 03/27/2019	2,800	3,241
4.000% due 07/01/2042 - 08/01/2042	157,000	166,613
4.500% due 03/01/2029 - 08/01/2042	238,339	255,079
5.000% due 02/16/2017	2,900	3,448
5.250% due 04/18/2016	600	703
5.500% due 07/18/2016 - 10/01/2038	17,671	19,619
6.000% due 07/01/2016 - 07/01/2042	26,552	29,210
6.500% due 03/01/2013 - 10/01/2037	246	275
7.000% due 06/15/2023	647	745
7.500% due 07/15/2030 - 03/01/2032	123	150
8.500% due 08/01/2024	8	9
Ginnie Mae
0.744% due 09/20/2030	10	10
0.843% due 02/16/2030	113	115
1.625% due 02/20/2027 - 02/20/2032	376	390
2.000% due 07/20/2030	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 04/20/2026 -05/20/2030		$51	$53
6.000% due 12/15/2038 - 11/15/2039		186	208
Small Business Administration
5.130% due 09/01/2023		38	43
6.290% due 01/01/2021		66	73
7.500% due 04/01/2017		194	211

Total U.S. Government Agencies (Cost $5,911,512)			5,978,911

U.S. TREASURY OBLIGATIONS 28.5%
U.S. Treasury Bonds
3.000% due 05/15/2042		22,500	23,622
3.125% due 11/15/2041		37,000	39,850
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)		56,289	58,654
0.125% due 04/15/2017		11,447	12,098
0.125% due 01/15/2022		142,320	150,892
0.625% due 07/15/2021		39,303	43,854
0.750% due 02/15/2042		55,189	58,233
1.125% due 01/15/2021		47,857	55,189
1.250% due 07/15/2020		20,889	24,304
1.375% due 07/15/2018		1,707	1,952
1.625% due 01/15/2018		1,757	2,009
1.750% due 01/15/2028		68,643	86,248
2.000% due 01/15/2026		45,443	58,138
2.125% due 01/15/2019		37,187	44,575
2.375% due 01/15/2025		30,882	40,774
2.375% due 01/15/2027		5,248	7,061
2.500% due 01/15/2029 (h)		30,114	41,900
3.625% due 04/15/2028		12,376	19,135
3.875% due 04/15/2029		41,568	67,366
U.S. Treasury Notes
0.625% due 05/31/2017 (g)		57,600	57,371
0.750% due 06/30/2017 (a)(g)		229,200	229,576
0.875% due 01/31/2017		148,300	149,667
0.875% due 02/28/2017		20,400	20,588
0.875% due 04/30/2017		29,500	29,744
1.000% due 03/31/2017		251,600	255,217
1.000% due 06/30/2019 (a)		33,000	32,752
1.125% due 05/31/2019		235,600	236,152
1.250% due 04/30/2019		181,400	183,540
1.375% due 11/30/2018		272,500	278,929
1.375% due 12/31/2018		97,800	100,069
1.375% due 02/28/2019		5,100	5,212
1.500% due 08/31/2018 (g)(h)(i)		381,400	393,825
1.750% due 05/15/2022		92,200	93,050
2.750% due 02/15/2019		2,400	2,666
3.125% due 05/15/2019		2,200	2,502
3.375% due 11/15/2019		33,800	39,134
3.500% due 02/15/2018		15,000	17,173
3.625% due 08/15/2019		3,700	4,343

Total U.S. Treasury Obligations (Cost $2,904,070)			2,967,364

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
2.736% due 02/25/2045		1,525	1,327
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	46,776	59,275
1.889% due 05/16/2047		1,059	1,341
2.089% due 05/16/2047		11,300	14,354
Banc of America Funding Corp.
2.628% due 05/25/2035		$2,169	2,217

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$1,965	$1,863
Banc of America Mortgage Securities, Inc.
3.120% due 05/25/2033		2,659	2,441
6.500% due 10/25/2031		206	217
6.500% due 09/25/2033		126	133
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.451% due 01/15/2049		11,600	13,200
5.916% due 02/10/2051		3,200	3,705
5.919% due 05/10/2045		6,400	7,331
BCAP LLC Trust
5.530% due 03/26/2037		1,400	1,092
Bear Stearns Adjustable Rate Mortgage Trust
2.520% due 02/25/2036		270	233
2.634% due 04/25/2033		356	343
2.814% due 01/25/2035		1,218	1,091
2.867% due 11/25/2034		5,360	4,603
2.897% due 02/25/2033		59	49
2.922% due 01/25/2034		874	869
2.955% due 11/25/2030		2	2
3.096% due 07/25/2034		1,880	1,506
3.174% due 11/25/2034		1,361	1,360
5.326% due 01/25/2035		772	787
5.682% due 02/25/2033		38	37
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		2,307	1,589
2.883% due 05/25/2035		3,858	3,092
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,080
5.471% due 01/12/2045		2,800	3,225
5.700% due 06/11/2050		9,400	10,883
5.703% due 06/11/2050		8,600	9,170
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		2,651	1,486
2.846% due 01/26/2036		4,686	2,790
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		854	751
2.771% due 05/25/2035		2,986	2,651
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,347
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	5,534
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		3,490	1,988
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		1,054	785
2.620% due 11/25/2034		3,502	2,901
2.709% due 02/20/2035		6,047	4,971
Credit Suisse First Boston Mortgage Securities Corp.
4.873% due 06/25/2032		21	19
Credit Suisse Mortgage Capital Certificates
5.851% due 03/15/2039		900	993
Deutsche ALT-A Securities, Inc.
0.745% due 02/25/2035		1,065	831
Epic Opera PLC
1.263% due 07/28/2016	GBP	5,384	7,969
European Loan Conduit
0.840% due 05/15/2019	EUR	715	776
Extended Stay America Trust
2.951% due 11/05/2027		$25,814	26,077
First Horizon Alternative Mortgage Securities
2.598% due 09/25/2035		121	88
First Horizon Asset Securities, Inc.
2.616% due 10/25/2035		7,710	6,215
First Nationwide Trust
6.750% due 08/21/2031		3	3

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Master Issuer PLC
0.344% due 12/20/2054		$4,277	$4,116
0.951% due 12/20/2054	GBP	4,314	6,452
Granite Mortgages PLC
0.939% due 09/20/2044	EUR	452	554
1.121% due 01/20/2044		452	554
1.298% due 09/20/2044	GBP	3,599	5,450
1.393% due 01/20/2044		686	1,034
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$61	60
0.325% due 01/25/2047 ^		17	17
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		2,129	1,889
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	432
5.317% due 06/10/2036		915	971
5.444% due 03/10/2039		4,400	4,900
GS Mortgage Securities Corp.
1.103% due 03/06/2020		6,110	6,073
5.396% due 08/10/2038		905	971
GSR Mortgage Loan Trust
2.651% due 09/25/2035		9,813	9,595
5.132% due 11/25/2035		3,304	3,182
Harborview Mortgage Loan Trust
0.433% due 01/19/2038		8,252	4,978
0.463% due 05/19/2035		779	491
3.091% due 07/19/2035		3,140	2,269
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	6,300	8,010
Indymac ARM Trust
1.750% due 01/25/2032		$3	2
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	13,854
4.158% due 01/12/2039		5,508	5,682
5.336% due 05/15/2047		6,800	7,554
5.420% due 01/15/2049		20,956	23,560
5.708% due 03/18/2051		10,300	11,423
5.882% due 02/15/2051		2,300	2,625
JPMorgan Mortgage Trust
2.532% due 06/25/2035		1,030	928
2.875% due 08/25/2034		14,596	13,817
5.005% due 02/25/2035		1,271	1,276
5.500% due 04/25/2036		3,799	3,605
5.750% due 01/25/2036		1,989	1,837
Merrill Lynch Floating Trust
0.779% due 07/09/2021		9,964	9,769
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		3,077	2,260
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,012
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		504	421
1.239% due 10/25/2035		1,144	998
2.329% due 04/25/2035		14,295	12,916
Morgan Stanley Capital, Inc.
5.610% due 04/15/2049		10,055	10,369
5.809% due 12/12/2049		600	698
6.076% due 06/11/2049		3,100	3,526
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045		2,200	2,504
Prime Mortgage Trust
0.645% due 02/25/2019		22	22
0.645% due 02/25/2034		336	304
Residential Asset Securitization Trust
0.695% due 10/25/2035		4,529	3,098
Residential Funding Mortgage Securities, Inc.
6.500% due 03/25/2032		243	257

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sovereign Commercial Mortgage Securities Trust
5.994% due 07/22/2030		$652	$666
Structured Adjustable Rate Mortgage Loan Trust
5.327% due 07/25/2035		837	703
Structured Asset Mortgage Investments, Inc.
0.493% due 07/19/2035		4,920	4,315
0.903% due 09/19/2032		92	83
Structured Asset Securities Corp.
2.445% due 07/25/2032		7	7
2.539% due 02/25/2032		12	12
Suntrust Adjustable Rate Mortgage Loan Trust
5.815% due 02/25/2037		8,818	6,383
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		46,499	46,372
5.520% due 10/25/2046		15,983	15,577
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		5,483	5,108
0.332% due 09/15/2021		9,270	8,984
5.308% due 11/15/2048		2,000	2,264
WaMu Mortgage Pass-Through Certificates
0.535% due 10/25/2045		832	670
0.565% due 01/25/2045		7,993	6,712
1.347% due 11/25/2042		367	318
1.547% due 08/25/2042		950	768
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 12/25/2034		2,174	2,148
2.610% due 01/25/2035		2,979	2,838
2.622% due 03/25/2036		4,084	3,628

Total Mortgage-Backed Securities (Cost $521,435)			527,461

ASSET-BACKED SECURITIES 1.2%
Amortizing Residential Collateral Trust
0.785% due 06/25/2032		176	147
Bank of America Auto Trust
3.520% due 06/15/2016		18,508	18,688
Bear Stearns Asset-Backed Securities Trust
0.325% due 10/25/2036		205	189
0.335% due 06/25/2047		580	563
Concord Real Estate CDO Ltd.
0.525% due 12/25/2046		8,410	7,285
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		207	75
EMC Mortgage Loan Trust
0.615% due 05/25/2040		288	247
Fremont Home Loan Trust
0.305% due 01/25/2037		114	106
Hillmark Funding
0.717% due 05/21/2021		24,100	22,860
HSBC Home Equity Loan Trust
0.534% due 01/20/2034		4,241	3,898
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047		1,649	1,392
Katonah Ltd.
0.907% due 05/18/2015		1,775	1,768
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		156	129
Nelnet Student Loan Trust
0.528% due 12/22/2016		61	60
Penta CLO S.A.
1.166% due 06/04/2024	EUR	2,324	2,677
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		$10,949	10,925
Sagamore CLO Ltd.
1.007% due 10/15/2015		722	716

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC
0.375% due 05/25/2037 ^		$2,322	$1,196
Sherwood Castle Funding PLC
0.872% due 03/15/2016	EUR	12,000	14,847
SLM Student Loan Trust
0.922% due 12/15/2023		18,858	22,342
2.892% due 12/16/2019		$1,900	1,930
3.500% due 08/17/2043		4,894	4,815
Structured Asset Securities Corp.
0.825% due 01/25/2033		49	41
Wind River CLO Ltd.
0.798% due 12/19/2016		9,278	9,039

Total Asset-Backed Securities (Cost $134,529)			125,935

SOVEREIGN ISSUES 4.6%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	3,033
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	6,325	3,234
10.000% due 01/01/2021		43	21
Canada Housing Trust
2.650% due 03/15/2022	CAD	4,800	4,877
3.350% due 12/15/2020		7,100	7,637
3.800% due 06/15/2021		16,800	18,692
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	7,261	7,227
Korea Development Bank
8.000% due 01/23/2014		$3,000	3,281
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,232
Mexico Government International Bond
6.000% due 06/18/2015	MXN	401,600	31,225
6.250% due 06/16/2016		349,200	27,595
6.500% due 06/10/2021		413,600	33,689
10.000% due 12/05/2024		533,700	56,158
Panama Government International Bond
7.250% due 03/15/2015		$1,600	1,832
Province of British Columbia
3.250% due 12/18/2021	CAD	600	624
4.300% due 06/18/2042		700	819
Province of Ontario
1.600% due 09/21/2016		$300	306
2.450% due 06/29/2022		6,600	6,535
3.000% due 07/16/2018		3,700	3,982
3.150% due 06/02/2022	CAD	42,600	43,234
4.000% due 10/07/2019		$1,000	1,139
4.000% due 06/02/2021	CAD	40,400	43,971
4.200% due 03/08/2018		2,100	2,299
4.200% due 06/02/2020		16,500	18,193
4.300% due 03/08/2017		8,400	9,160
4.400% due 06/02/2019		8,000	8,908
4.400% due 04/14/2020		$600	699
4.600% due 06/02/2039	CAD	3,900	4,595
4.700% due 06/02/2037		6,300	7,452
5.500% due 06/02/2018		2,300	2,677

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
2.750% due 08/25/2021		$5,500	$5,705
3.500% due 07/29/2020		3,000	3,308
3.500% due 12/01/2022	CAD	44,500	46,022
4.250% due 12/01/2021		36,700	40,414
4.500% due 12/01/2016		300	328
4.500% due 12/01/2017		4,200	4,647
4.500% due 12/01/2018		5,400	6,016
4.500% due 12/01/2019		1,600	1,789
4.500% due 12/01/2020		3,500	3,921
Russia Government International Bond
3.250% due 04/04/2017		$6,600	6,658
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	207
5.450% due 11/22/2017		2,600	2,696

Total Sovereign Issues (Cost $463,526)			477,037

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		31,000	34,875

Total Convertible Preferred Securities (Cost $34,437)			34,875

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup, Inc.
6.150% due 12/15/2012		122,000	456
DG Funding Trust
2.829% due 07/30/2012 (d)		1,239	9,241

Total Preferred Securities (Cost $13,659)			9,697

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.2%

CERTIFICATES OF DEPOSIT 2.2%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$41,500	40,727
Banco Bradesco S.A.
1.955% due 01/24/2013		6,100	6,135
Banco do Brasil S.A.
0.000% due 08/17/2012		39,700	39,661
0.000% due 06/28/2013		38,200	37,802
Bank of Nova Scotia
0.865% due 10/18/2012		24,400	24,420
Intesa Sanpaolo SpA
2.375% due 12/21/2012		31,000	30,235
Itau Unibanco Holding S.A.
0.000% due 11/06/2012		17,700	17,701
1.622% due 11/05/2012		27,500	27,346

			224,027

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.3%
Xstrata Finance Canada Ltd.
0.480% due 07/11/2012		$27,900	$27,897

REPURCHASE AGREEMENTS 0.2%
JPMorgan Securities, Inc.
0.190% due 07/17/2012		13,000	13,000
(Dated 07/02/2012. Collateralized by Freddie Mac 4.500% due 07/15/2013 valued at $13,304. Repurchase proceeds are $13,000.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		5,129	5,129
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $5,235. Repurchase proceeds are $5,129.)

			18,129

MEXICO TREASURY BILLS 0.5%
4.470% due 07/05/2012 (b)	MXN	638,900	47,877

U.S. TREASURY BILLS 0.0%
0.157% due 09/13/2012 - 05/02/2013 (b)(g)		$1,812	1,810

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 7.0%
PIMCO Short-Term Floating NAV Portfolio		71,538,856	716,819
PIMCO Short-Term Floating NAV Portfolio III		1,446,276	14,467

			731,286

Total Short-Term Instruments (Cost $1,054,347)			1,051,026

Total Investments 139.1% (Cost $14,183,934)			$14,473,749

Written Options (k) (0.0%) (Premiums $30,055)			(2,916)

Other Assets and Liabilities (Net) (39.1%)			(4,064,025)

Net Assets 100.0%			$10,406,808

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(e)	Affiliated to the Portfolio.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $176,618 at a weighted average interest rate of (0.115%).
(g)	Securities with an aggregate market value of $19,281 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $8,380 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	1,101	$254
90-Day Eurodollar March Futures	Long	03/2015	1,864	579
90-Day Eurodollar September Futures	Long	09/2015	255	156
Euro-Bund 10-Year Bond September Futures	Short	09/2012	121	241
U.S. Treasury 10-Year Note September Futures	Long	09/2012	4,596	2,654

				$3,884

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $34,646 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	185,300	$762	$767
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		34,800	(13,377)	(4,241)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		267,900	(14,374)	(19,416)

						$(26,989)	$(22,890)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.396%	$	5,100	$118	$143	$(25)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.396%		6,000	139	176	(37)

								$257	$319	$(62)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	UAG	1.000%	12/20/2020	2.597%	$	100	$(11)	$(22)	$11
ArcelorMittal	FBF	1.000%	06/20/2016	4.810%		3,500	(466)	(177)	(289)
Australia Government Bond	GST	1.000%	06/20/2017	0.682%		5,600	89	52	37
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.977%		5,300	5	(94)	99
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.368%		900	(15)	(23)	8
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.489%		3,900	11	0	11
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.368%		700	(12)	(17)	5
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.977%		2,600	2	(46)	48
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.977%		2,600	3	(47)	50
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.171%		700	(3)	(6)	3
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.492%		20,500	(473)	(308)	(165)
Brazil Government International Bond	BRC	1.000%	12/20/2012	0.534%		7,600	20	12	8
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%		1,000	(3)	(14)	11
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%		2,300	(12)	(20)	8
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.269%		1,300	(13)	(9)	(4)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%		21,600	(251)	(31)	(220)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.400%		31,000	(525)	(781)	256
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%		1,000	(5)	(16)	11
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%		51,100	(595)	(156)	(439)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.136%		6,600	(24)	(70)	46
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.310%		8,100	(95)	(20)	(75)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.136%		8,200	(30)	(209)	179
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.171%		5,500	(28)	(69)	41
Brazil Government International Bond	GST	1.000%	06/20/2015	1.136%		900	(3)	(12)	9
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		3,300	(17)	(33)	16
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.310%		25,400	(296)	(37)	(259)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%	$	10,900	$(40)	$(120)	$80
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		3,300	(17)	(34)	17
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.345%		5,300	(73)	(31)	(42)
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%		12,600	(291)	(117)	(174)
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.136%		1,500	(6)	(15)	9
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%		700	(4)	(7)	3
China Government International Bond	BPS	1.000%	03/20/2016	0.866%		500	3	6	(3)
China Government International Bond	BRC	1.000%	03/20/2016	0.866%		1,000	5	12	(7)
China Government International Bond	CBK	1.000%	06/20/2016	0.913%		13,200	49	142	(93)
China Government International Bond	DUB	1.000%	06/20/2016	0.913%		6,900	26	76	(50)
China Government International Bond	DUB	1.000%	09/20/2016	0.955%		2,000	4	11	(7)
China Government International Bond	FBF	1.000%	03/20/2015	0.664%		5,000	47	24	23
China Government International Bond	GST	1.000%	09/20/2016	0.955%		800	1	4	(3)
China Government International Bond	JPM	1.000%	06/20/2016	0.913%		5,500	20	59	(39)
China Government International Bond	JPM	1.000%	09/20/2016	0.955%		4,300	9	25	(16)
China Government International Bond	MYC	1.000%	09/20/2016	0.955%		2,100	5	11	(6)
China Government International Bond	RYL	1.000%	06/20/2016	0.913%		5,100	19	54	(35)
China Government International Bond	RYL	1.000%	09/20/2016	0.955%		1,400	3	10	(7)
China Government International Bond	UAG	1.000%	09/20/2016	0.955%		700	2	4	(2)
Citigroup, Inc.	JPM	1.000%	09/20/2012	1.184%		3,600	(1)	(20)	19
Credit Agricole S.A.	BOA	1.000%	06/20/2016	5.592%	EUR	6,900	(1,400)	(725)	(675)
Dell, Inc.	GST	1.000%	06/20/2018	2.169%	$	6,200	(394)	(104)	(290)
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.736%		900	(30)	(38)	8
France Government Bond	BOA	0.250%	03/20/2016	1.447%		11,600	(499)	(371)	(128)
France Government Bond	BRC	0.250%	03/20/2016	1.447%		2,200	(95)	(82)	(13)
France Government Bond	BRC	0.250%	09/20/2016	1.576%		1,300	(69)	(79)	10
France Government Bond	DUB	0.250%	03/20/2016	1.447%		1,100	(48)	(45)	(3)
France Government Bond	GST	0.250%	03/20/2016	1.447%		21,500	(925)	(649)	(276)
France Government Bond	GST	0.250%	06/20/2016	1.516%		21,200	(1,026)	(554)	(472)
France Government Bond	HUS	0.250%	09/20/2016	1.576%		2,300	(123)	(117)	(6)
France Government Bond	MYC	0.250%	03/20/2016	1.447%		700	(30)	(24)	(6)
France Government Bond	MYC	0.250%	09/20/2016	1.576%		3,600	(193)	(170)	(23)
France Government Bond	RYL	0.250%	12/20/2015	1.369%		2,100	(79)	(42)	(37)
France Government Bond	RYL	0.250%	03/20/2016	1.447%		50,600	(2,177)	(1,530)	(647)
France Government Bond	UAG	0.250%	09/20/2015	1.278%		1,400	(45)	(37)	(8)
France Government Bond	UAG	0.250%	03/20/2016	1.447%		3,000	(129)	(121)	(8)
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.985%		5,000	252	0	252
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.874%		11,100	652	0	652
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.502%		18,800	(355)	(349)	(6)
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.569%		700	(16)	(11)	(5)
Indonesia Government International Bond	BOA	1.000%	06/20/2021	2.405%		7,500	(787)	(539)	(248)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.237%		1,100	(8)	(26)	18
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.862%		5,300	(212)	(156)	(56)
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.862%		18,500	(741)	(553)	(188)
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.569%		5,300	(121)	(79)	(42)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.569%		2,400	(55)	(38)	(17)
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.862%		3,200	(128)	(99)	(29)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%		1,200	17	17	0
Japan Government International Bond	BOA	1.000%	06/20/2017	0.899%		9,300	49	(14)	63
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		5,700	86	139	(53)
Japan Government International Bond	GST	1.000%	06/20/2016	0.676%		9,400	123	96	27
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		2,500	35	22	13
Japan Government International Bond	JPM	1.000%	06/20/2017	0.899%		15,500	81	(27)	108
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.223%		500	(21)	(14)	(7)
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	2.178%		7,900	(485)	(323)	(162)
MetLife, Inc.	BOA	1.000%	12/20/2014	2.061%		10,800	(272)	(143)	(129)
MetLife, Inc.	BOA	1.000%	09/20/2015	2.419%		7,500	(324)	(492)	168
MetLife, Inc.	BOA	1.000%	12/20/2015	2.508%		18,100	(892)	(865)	(27)
MetLife, Inc.	CBK	1.000%	12/20/2015	2.508%		6,900	(340)	(251)	(89)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.010%		400	0	(6)	6
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.328%		8,400	(130)	(63)	(67)
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.926%		5,500	13	(124)	137
Mexico Government International Bond	BRC	1.000%	09/20/2017	1.367%		800	(14)	(18)	4
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.926%		3,600	8	(83)	91
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.010%		1,200	0	(18)	18
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%		16,600	(61)	(122)	61
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%		40,900	(227)	99	(326)
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		3,000	(46)	(30)	(16)
Mexico Government International Bond	FBF	1.000%	06/20/2017	1.328%		8,800	(135)	(75)	(60)
Mexico Government International Bond	GST	1.000%	06/20/2017	1.328%		4,800	(74)	(51)	(23)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.367%	$	2,400	$(43)	$(53)	$10
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.112%		1,200	(5)	0	(5)
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.187%		7,100	(52)	(33)	(19)
Mexico Government International Bond	MYC	1.000%	06/20/2017	1.328%		7,200	(110)	(55)	(55)
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.010%		5,400	0	(63)	63
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.010%		600	0	(8)	8
Morgan Stanley	CBK	1.000%	06/20/2013	2.555%		3,500	(52)	(209)	157
Morgan Stanley	FBF	1.000%	06/20/2013	2.555%		19,300	(283)	(364)	81
NRG Energy, Inc.	GST	5.000%	12/20/2016	5.286%		1,600	(15)	(7)	(8)
NRG Energy, Inc.	GST	5.000%	03/20/2017	5.489%		8,500	(153)	(701)	548
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		2,200	(58)	(176)	118
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	2.044%		9,000	(309)	(263)	(46)
Republic of Germany	CBK	0.250%	12/20/2016	0.850%		4,200	(110)	(166)	56
Republic of Germany	GST	0.250%	12/20/2016	0.850%		8,500	(223)	(335)	112
Republic of Germany	HUS	0.250%	06/20/2017	0.964%		50,400	(1,730)	(1,600)	(130)
Republic of Korea	CBK	1.000%	06/20/2017	1.174%		8,600	(68)	(84)	16
Republic of Korea	HUS	1.000%	06/20/2017	1.174%		5,200	(42)	(50)	8
Republic of Korea	MYC	1.000%	06/20/2017	1.174%		13,400	(107)	(138)	31
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		6,400	(51)	(66)	15
Russia Government International Bond	GST	1.000%	06/20/2017	2.259%		1,300	(76)	(90)	14
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.343%	EUR	16,900	(71)	(238)	167
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.290%		26,600	(40)	(398)	358
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.463%	$	8,900	191	182	9
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		10,900	235	189	46
United Kingdom Gilt	CBK	1.000%	12/20/2016	0.555%		20,600	412	82	330
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		2,200	47	42	5
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.421%		9,700	211	187	24
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		2,100	47	49	(2)
United Kingdom Gilt	GST	1.000%	12/20/2016	0.555%		55,400	1,105	189	916
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		3,800	76	17	59
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		4,900	105	85	20
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.281%		16,700	332	65	267
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.463%		3,500	75	61	14
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		4,700	102	82	20

							$(15,036)	$(14,810)	$(226)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016	EUR	37,800	$1,323	$754	$569
iTraxx Europe 16 Index	FBF	(1.000%	)	12/20/2016		600	21	11	10
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		4,300	150	77	73

							$1,494	$842	$652

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$	2,600	$169	$259	$(90)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		66,000	4,888	8,422	(3,534)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		19,100	1,414	2,313	(899)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		1,000	74	136	(62)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	30	50	(20)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		38,000	2,815	4,139	(1,324)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		3,000	222	345	(123)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		11,000	815	1,288	(473)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		8,100	652	1,108	(456)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015		10,800	870	1,436	(566)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		3,000	242	398	(156)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		1,000	80	132	(52)
CDX.IG-9 5-Year Index 15-30%	GST	1.120%	12/20/2012		20,100	114	0	114
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,600	26	0	26
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012		9,100	44	0	44
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012		35,590	136	0	136

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012	$	23,341	$83	$0	$83
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		1,833	16	0	16
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		4,051	37	0	37
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		4,533	24	0	24
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		5,690	26	0	26

						$12,777	$20,026	$(7,249)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	29,500	$42	$15	$27
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		464,500	655	176	479
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		30,400	43	6	37
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		932,000	656	(265)	921
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		35,100	25	(10)	35
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		50,000	35	(34)	69
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		105,000	74	(58)	132
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		28,000	90	7	83

							$1,620	$(163)	$1,783

(k)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	730	$223	$(191)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	730	154	(149)

				$377	$(340)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	130,700	$647	$(17)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		118,600	677	(16)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		134,400	507	(3)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		43,600	196	(16)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		94,900	670	(119)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		76,500	454	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		40,100	248	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		302,400	840	(112)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		354,000	2,787	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		35,100	361	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		39,300	472	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		61,900	1,530	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	$	28,400	$196	$(1)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		320,900	4,066	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		263,700	2,426	(11)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		282,500	2,879	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		47,600	447	(92)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		55,000	117	(12)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		107,500	551	(5)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		20,200	188	(330)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		20,200	390	(126)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		19,800	252	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		186,400	1,123	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		51,900	232	(2)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		30,200	282	(494)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		30,200	586	(188)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		20,600	517	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		86,200	352	(20)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		138,500	645	(6)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		162,800	2,259	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		110,400	819	(562)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		34,000	205	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		29,300	221	(286)

								$28,890	$(2,429)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$(20)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	(51)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	14,800	191	(25)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	(10)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	15,400	151	(41)

						$788	$(147)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	1,116	$3,826,900	$31,729
Sales	1,460	1,428,500	9,953
Closing Buys	(1,116)	(1,605,200)	(11,627)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	1,460	$3,650,200	$30,055

(l)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	06/09/2011	$4,045	$3,770	0.04%

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	08/01/2042	$30,000	$32,981	$(32,967)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	4,521	$	4,400	FBF	$0	$(220)	$(220)
07/2012	EUR	35,238		43,965	BPS	0	(629)	(629)
07/2012		35,238		44,176	CBK	0	(417)	(417)
07/2012		18,543		23,300	FBF	0	(166)	(166)
07/2012		37,851		47,893	GSC	0	(8)	(8)
07/2012		28,642		36,079	HUS	0	(168)	(168)
07/2012		24,891		31,155	JPM	0	(345)	(345)
07/2012	GBP	10,771		16,998	GSC	129	0	129
07/2012		10,771		16,983	HUS	114	0	114
07/2012	IDR	13,901,000		1,491	BRC	11	0	11
07/2012		1,279,426		137	GST	1	0	1
07/2012		199,936,536		21,252	HUS	84	(118)	(34)
07/2012		95,926,110		10,183	UAG	0	(30)	(30)
07/2012	INR	229,140		4,500	DUB	393	0	393
07/2012		908,355		17,819	JPM	1,539	0	1,539
07/2012	MXN	638,900		49,726	HUS	1,841	0	1,841
07/2012	$	3,155	AUD	3,197	RYL	113	0	113
07/2012		818		828	UAG	29	0	29
07/2012		2,884		2,927	WST	107	0	107
07/2012		7,262	EUR	5,600	BRC	0	(175)	(175)
07/2012		111,110		89,209	JPM	1,784	0	1,784
07/2012		2,500		1,986	RBC	14	0	14
07/2012		117,242		93,608	UAG	1,427	(208)	1,219
07/2012		143	GBP	92	DUB	2	0	2
07/2012		33,473		21,450	UAG	121	0	121
07/2012		1,465	IDR	13,901,000	BRC	15	0	15
07/2012		135		1,279,426	GST	1	0	1
07/2012		22,129		199,936,536	HUS	0	(842)	(842)
07/2012		10,111		95,926,110	UAG	102	0	102
07/2012		24,589	INR	1,137,495	UAG	0	(4,203)	(4,203)
08/2012	BRL	6,544	$	3,347	BRC	110	0	110
08/2012	EUR	89,209		111,140	JPM	0	(1,781)	(1,781)
08/2012		89,208		111,495	UAG	0	(1,425)	(1,425)
08/2012	GBP	4,730		7,357	JPM	0	(50)	(50)
08/2012		21,450		33,470	UAG	0	(122)	(122)
08/2012	MXN	22,385		1,606	BRC	0	(65)	(65)
08/2012		66,763		4,843	HUS	0	(141)	(141)
08/2012		271,241		19,248	MSC	0	(1,000)	(1,000)
08/2012		1,665,805		119,868	UAG	0	(4,488)	(4,488)
08/2012	$	726	MXN	10,174	CBK	33	0	33
08/2012		355		4,958	JPM	15	0	15
08/2012		361		4,958	UAG	9	0	9
08/2012		14	SGD	17	UAG	0	0	0
09/2012	CAD	290,655	$	282,772	BRC	0	(2,218)	(2,218)
09/2012		40		39	CBK	0	0	0
09/2012	EUR	61,978		77,326	CBK	0	(1,161)	(1,161)
09/2012	JPY	1,447,006		18,057	JPM	10	(72)	(62)
09/2012		951,460		11,876	UAG	0	(38)	(38)
09/2012	$	389	CAD	400	RBC	3	0	3
09/2012		1,780	EUR	1,423	DUB	23	0	23
09/2012		2,096		1,658	FBF	4	0	4
09/2012		3,562		2,833	JPM	25	0	25
09/2012		2,574		2,043	MSC	13	0	13
09/2012		3,165		2,518	UAG	24	0	24
10/2012	CNY	188,693	$	29,885	UAG	231	0	231
10/2012	$	29,683	CNY	188,693	GST	0	(29)	(29)
02/2013	CNY	14,544	$	2,305	BRC	26	0	26
02/2013		20,774		3,300	FBF	46	0	46
02/2013		59,363		9,400	UAG	102	0	102
02/2013	$	15,000	CNY	94,680	UAG	0	(170)	(170)

						$ 8,501	$(20,289)	$(11,788)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$21,178	$0	$21,178
Corporate Bonds & Notes
Banking & Finance	0	2,226,776	23,337	2,250,113
Industrials	0	405,862	0	405,862
Utilities	0	259,441	0	259,441
Municipal Bonds & Notes
California	0	170,362	0	170,362
Colorado	0	4,165	0	4,165
Connecticut	0	21,690	0	21,690
Florida	0	5,376	0	5,376
Illinois	0	2,672	0	2,672
Iowa	0	772	0	772
Nebraska	0	7,712	0	7,712
Nevada	0	5,615	0	5,615
New Jersey	0	53,909	0	53,909
New York	0	45,933	0	45,933
Ohio	0	11,448	0	11,448
Texas	0	35,195	0	35,195
U.S. Government Agencies	805	5,978,069	37	5,978,911
U.S. Treasury Obligations	0	2,967,364	0	2,967,364
Mortgage-Backed Securities	0	526,369	1,092	527,461
Asset-Backed Securities	0	95,790	30,145	125,935
Sovereign Issues	0	477,037	0	477,037
Convertible Preferred Securities
Banking & Finance	34,875	0	0	34,875
Preferred Securities
Banking & Finance	0	456	9,241	9,697

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Instruments
Certificates of Deposit	$0	$224,027	$0	$224,027
Commercial Paper	0	27,897	0	27,897
Repurchase Agreements	0	18,129	0	18,129
Mexico Treasury Bills	0	47,877	0	47,877
U.S. Treasury Bills	0	1,810	0	1,810
PIMCO Short-Term Floating NAV Portfolios	731,286	0	0	731,286
	$766,966	$13,642,931	$63,852	$14,473,749

Short Sales, at value	$0	$(32,967)	$0	$(32,967)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	7,274	0	7,274
Foreign Exchange Contracts	0	8,501	0	8,501
Interest Rate Contracts	3,884	2,550	0	6,434
	$3,884	$18,325	$0	$22,209

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(14,159)	0	(14,159)
Foreign Exchange Contracts	0	(20,289)	0	(20,289)
Interest Rate Contracts	0	(26,426)	(147)	(26,573)
	$0	$(60,874)	$(147)	$(61,021)

Totals	$770,850	$13,567,415	$63,705	$14,401,970

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$22,326	$0	$(99)	$(23)	$(1)	$1,134	$0	$0	$23,337	$1,122
U.S. Government Agencies	39	0	(2)	0	0	0	0	0	37	0
Mortgage-Backed Securities	1,033	0	0	0	0	59	0	0	1,092	59
Asset-Backed Securities	23,319	7,316	(1,355)	99	9	757	0	0	30,145	734
Preferred Securities
Banking & Finance	9,305	0	0	0	0	(64)	0	0	9,241	(64)

	$56,022	$7,316	$(1,456)	$76	$8	$1,886	$0	$0	$63,852	$1,851

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(341)	$0	$0	$0	$0	$194	$0	$0	$(147)	$193

Totals	$55,681	$7,316	$(1,456)	$76	$8	$2,080	$0	$0	$63,705	$2,044

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$15,719	Third Party Vendor	Broker Quote	95.78
	7,618	Benchmark Pricing	Base Price	100.06
U.S. Government Agencies	37	Benchmark Pricing	Base Price	102.57
Mortgage-Backed Securities	1,092	Third Party Vendor	Broker Quote	78.00
Asset-Backed Securities	30,145	Benchmark Pricing	Base Price	100.18 -100.20
Preferred Securities
Banking & Finance	9,241	Benchmark Pricing	Base Price	100.18

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(147)	Indicative Market Quotations	Broker Quote	0.15 - 0.26

Total	$63,705

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$6,898	$6,898
Unrealized appreciation on foreign currency contracts	0	0	0	8,501	0	8,501
Unrealized appreciation on OTC swap agreements	0	7,274	0	0	1,783	9,057

	$0	$7,274	$0	$8,501	$8,681	$24,456

Liabilities:
Written options outstanding	$0	$0	$0	$0	$2,916	$2,916
Variation margin payable on financial derivative instruments (2)	0	0	0	0	2,758	2,758
Unrealized depreciation on foreign currency contracts	0	0	0	20,289	0	20,289
Unrealized depreciation on OTC swap agreements	0	14,159	0	0	0	14,159

	$0	$14,159	$0	$20,289	$5,674	$40,122

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$474	$474
Net realized gain on futures contracts	0	0	0	0	45,110	45,110
Net realized gain on written options	0	0	0	0	11,172	11,172
Net realized gain on swaps	0	6,252	0	0	33,522	39,774
Net realized gain on foreign currency transactions	0	0	0	44,541	0	44,541

	$0	$6,252	$0	$44,541	$90,278	$141,071

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(181)	$(181)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(17,635)	(17,635)
Net change in unrealized appreciation on written options	0	0	0	0	3,188	3,188
Net change in unrealized appreciation (depreciation) on swaps	0	17,250	0	0	(27,379)	(10,129)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(35,704)	0	(35,704)

	$0	$17,250	$0	$(35,704)	$(42,007)	$(60,461)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $3,884 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(22,890) as reported in the Notes to Schedule of Investments.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(4,612)	$5,228	$616
BPS	(1,300)	899	(401)
BRC	2,467	(5,880)	(3,413)
CBK	(1,126)	(590)	(1,716)
DUB	3,060	(3,000)	60
FBF	(540)	420	(120)
GLM	9	(1,160)	(1,151)
GSC	121	0	121
GST	(1,737)	1,343	(394)
HUS	2,266	(3,980)	(1,714)
JPM	691	(1,400)	(709)
MSC	(987)	(565)	(1,552)
MYC	(100)	(2,146)	(2,246)
RBC	17	0	17
RYL	(3,000)	3,613	613
SOG	407	(420)	(13)
UAG	(8,995)	7,019	(1,976)
WST	107	0	107

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value   The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2012 are disclosed in the Notes to the Schedule of Investments.

(e) U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments

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Notes to Financial Statements (Cont.)

are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two

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parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises.

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Notes to Financial Statements (Cont.)

The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

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Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor

Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class

SEMIANNUAL REPORT	JUNE 30, 2012	37

Notes to Financial Statements (Cont.)

shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$354,655	$44,986

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$267,620	$3,339,638	$(2,890,500)	$161	$(100)	$716,819	$738

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized (Loss)	Change in Unrealized Appreciation	Market Value 06/30/2012	Dividend Income
$0	$292,709	$(278,200)	$(43)	$1	$14,467	$210

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$36,055,127	$33,050,090	$777,390	$958,727

SEMIANNUAL REPORT	JUNE 30, 2012	39

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	8,754	$98,709	4,894	$54,682
Administrative Class	101,310	1,139,180	170,336	1,902,763
Advisor Class	37,425	421,997	58,223	650,884
Issued as reinvestment of distributions
Institutional Class	341	3,861	915	10,148
Administrative Class	10,045	113,711	27,697	307,234
Advisor Class	1,531	17,346	3,266	36,176
Cost of shares redeemed
Institutional Class	(2,808)	(31,577)	(7,911)	(88,246)
Administrative Class	(63,338)	(713,532)	(149,557)	(1,669,759)
Advisor Class	(7,944)	(89,703)	(13,509)	(151,255)
Net increase resulting from Portfolio share transactions	85,316	$959,992	94,354	$1,052,627

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 30% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$14,186,267	$383,131	$(95,649)	$287,482

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

40	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	USD	United States Dollar
CNY	Chinese Renminbi	INR	Indian Rupee

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	JUNE 30, 2012	41

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT69SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Total Return Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	41.3%
U.S. Treasury Obligations	20.5%
Corporate Bonds & Notes	20.1%
Short-Term Instruments	7.3%
Mortgage-Backed Securities	3.7%
Other	7.1%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012

	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Total Return Portfolio Institutional Class	5.32%	6.13%	8.98%	6.76%	7.16%
Barclays U.S. Aggregate Index±	2.37%	7.47%	6.79%	5.63%	6.35%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,053.20	$1,022.38
Expenses Paid During Period*	$2.55	$2.51
Net Annualized Expense Ratio	0.50%	0.50%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

An average overweight to U.S. duration (or sensitivity to changes in market interest rates), with a focus on the intermediate portion of the yield curve during the first half of the fiscal year, added to returns as the ten-year U.S. Treasury yield fell over this period.

»

An underweight to longer maturities, partially implemented via long-dated interest rate swaps, detracted from returns as the two- to thirty-year portion of the yield curve flattened amid a fall in thirty-year yields.

»	An overweight to Agency mortgage-backed securities in the first half of the fiscal year added to returns as the sector outperformed like-duration U.S. Treasuries during this period.

»	Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as financials outperformed the overall investment grade corporate market.

»	Modest exposure to taxable municipal bonds, including Build America Bonds, added to performance as these securities outperformed like-duration U.S. Treasuries.

»	Duration exposure to local debt in Brazil and Mexico, partially implemented via interest rate swaps, added to performance as the interest rates fell.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Institutional Class
Net asset value beginning of year or period	$11.02		$11.08	$10.82	$10.31	$10.49	$10.12
Net investment income (a)	0.14		0.27	0.25	0.50	0.48	0.50
Net realized/unrealized gain	0.44		0.14	0.64	0.93	0.02	0.37
Total income from investment operations	0.58		0.41	0.89	1.43	0.50	0.87
Dividends from net investment income	(0.16)		(0.31)	(0.29)	(0.58)	(0.48)	(0.50)
Distributions from net realized capital gains	0.00		(0.16)	(0.34)	(0.34)	(0.20)	0.00
Total distributions	(0.16)		(0.47)	(0.63)	(0.92)	(0.68)	(0.50)
Net asset value end of year or period	$11.44		$11.02	$11.08	$10.82	$10.31	$10.49
Total return	5.32%		3.76%	8.27%	14.21%	4.95%	8.90%
Net assets end of year or period (000s)	$316,269		$235,409	$259,876	$239,670	$156,745	$207,312
Ratio of expenses to average net assets	0.50	%*	0.50%	0.50%	0.59%	0.73%	0.68%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.55	%*	2.46%	2.24%	4.63%	4.52%	4.93%
Portfolio turnover rate	266	%**	424%**	484%**	381%	355%	298%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$13,724,334
Investments in Affiliates, at value	731,286
Repurchase agreements, at value	18,129
Cash	3,232
Foreign currency, at value	11,872
Receivable for investments sold	2,533,135
Receivable for Portfolio shares sold	12,525
Interest and dividends receivable	60,584
Dividends receivable from Affiliates	236
Variation margin receivable on financial derivative instruments	6,898
OTC swap premiums paid	23,496
Unrealized appreciation on foreign currency contracts	8,501
Unrealized appreciation on OTC swap agreements	9,057
17,143,285

Liabilities:
Payable for investments purchased	$6,596,499
Payable for investments in Affiliates purchased	176
Payable for short sales	32,967
Deposits from counterparty	35,163
Payable for Portfolio shares redeemed	8,516
Written options outstanding	2,916
Accrued investment advisory fees	2,176
Accrued supervisory and administrative fees	2,176
Accrued distribution fees	308
Accrued servicing fees	1,084
Variation margin payable on financial derivative instruments	2,758
OTC swap premiums received	17,282
Unrealized depreciation on foreign currency contracts	20,289
Unrealized depreciation on OTC swap agreements	14,159
Other liabilities	8
6,736,477

Net Assets	$10,406,808

Net Assets Consist of:
Paid in capital	$9,771,597
Undistributed net investment income	125,981
Accumulated undistributed net realized gain	228,192
Net unrealized appreciation	281,038
$10,406,808

Net Assets:
Institutional Class	$316,269
Administrative Class	8,602,894
Advisor Class	1,487,645

Shares Issued and Outstanding:
Institutional Class	27,649
Administrative Class	752,091
Advisor Class	130,054

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.44
Administrative Class	11.44
Advisor Class	11.44

Cost of Investments	$13,434,458
Cost of Investments in Affiliates	$731,347
Cost of Repurchase Agreements	$18,129
Cost of Foreign Currency Held	$11,801
Proceeds Received on Short Sales	$32,981
Premiums Received on Written Options	$30,055

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$145,949
Dividends	1,358
Dividends from Affiliate investments	948
Miscellaneous income	2
Total Income	148,257

Expenses:
Investment advisory fees	12,118
Supervisory and administrative fees	12,117
Servicing fees - Administrative Class	6,315
Distribution and/or servicing fees - Advisor Class	1,528
Trustees’ fees	57
Interest expense	3
Miscellaneous expense	6
Total Expenses	32,144

Net Investment Income	116,113

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	123,621
Net realized gain on Affiliate investments	118
Net realized gain on futures contracts	45,110
Net realized gain on written options	11,172
Net realized gain on swaps	39,774
Net realized gain on foreign currency transactions	38,962
Net change in unrealized appreciation on investments	180,820
Net change in unrealized (depreciation) on Affiliate investments	(99)
Net change in unrealized (depreciation) on futures contracts	(17,635)
Net change in unrealized appreciation on written options	3,188
Net change in unrealized (depreciation) on swaps	(10,129)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(35,187)
Net Gain	379,715

Net Increase in Net Assets Resulting from Operations	$495,828

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$116,113	$198,015
Net realized gain	258,639	91,973
Net realized gain (loss) on Affiliate investments	118	(664)
Net change in unrealized appreciation	121,057	10,799
Net change in unrealized appreciation (depreciation) on Affiliate investments	(99)	361
Net increase resulting from operations	495,828	300,484

Distributions to Shareholders:
From net investment income
Institutional Class	(3,861)	(6,737)
Administrative Class	(113,711)	(196,944)
Advisor Class	(17,346)	(20,996)
From net realized capital gains
Institutional Class	0	(3,411)
Administrative Class	0	(110,292)
Advisor Class	0	(15,180)

Total Distributions	(134,918)	(353,560)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	959,992	1,052,627

Total Increase in Net Assets	1,320,902	999,551

Net Assets:
Beginning of period	9,085,906	8,086,355
End of period*	$10,406,808	$9,085,906

*Including undistributed net investment income of:	$125,981	$144,786

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
HCA, Inc.
3.711% due 03/31/2017		$4,400	$4,284
Petroleum Export Ltd.
3.468% due 12/20/2012		2,224	2,069
Springleaf Finance Corp.
5.500% due 05/10/2017		15,700	14,825

Total Bank Loan Obligations (Cost $21,999)			21,178

CORPORATE BONDS & NOTES 28.0%

BANKING & FINANCE 21.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,036
Ally Financial, Inc.
3.667% due 02/11/2014		6,100	6,086
3.868% due 06/20/2014		500	498
4.500% due 02/11/2014		500	508
4.625% due 06/26/2015		6,200	6,244
5.500% due 02/15/2017		12,200	12,410
6.750% due 12/01/2014		200	212
6.875% due 08/28/2012		5,700	5,743
7.500% due 09/15/2020		900	1,015
8.300% due 02/12/2015		11,100	12,127
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,258
American Express Centurion Bank
5.550% due 10/17/2012		9,840	9,979
6.000% due 09/13/2017		3,900	4,613
American Express Co.
7.000% due 03/19/2018		42,000	52,075
American Express Credit Corp.
5.875% due 05/02/2013		700	729
6.625% due 09/24/2012	GBP	4,100	6,494
American General Institutional Capital
7.570% due 12/01/2045		$10,000	10,075
8.125% due 03/15/2046		3,200	3,328
American International Group, Inc.
4.900% due 06/02/2014	CAD	6,000	6,045
5.050% due 10/01/2015		$12,500	13,282
5.450% due 05/18/2017		1,100	1,197
5.600% due 10/18/2016		6,100	6,642
5.850% due 01/16/2018		30,400	33,704
6.250% due 03/15/2087		2,100	1,953
8.000% due 05/22/2068	EUR	12,900	15,819
8.175% due 05/15/2068		$3,000	3,270
8.250% due 08/15/2018		18,450	22,339
ANZ National International Ltd.
6.200% due 07/19/2013		12,600	13,214
Australia & New Zealand Banking Group Ltd.
1.316% due 05/08/2013		16,400	16,435
2.125% due 01/10/2014		1,400	1,417
Banco do Brasil S.A.
3.284% due 07/02/2014		7,600	7,618
5.875% due 01/19/2023		1,200	1,224
Banco Santander Brasil S.A.
2.568% due 03/18/2014		1,000	963
4.250% due 01/14/2016		1,800	1,786
4.500% due 04/06/2015		13,100	13,165
Bank of America Corp.
0.797% due 08/15/2016		2,800	2,379
1.886% due 01/30/2014		30,400	30,096
6.000% due 09/01/2017		7,000	7,566
6.500% due 08/01/2016		32,700	35,954
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,218

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$2,100	$2,273
Bank of Montreal
2.850% due 06/09/2015		7,200	7,626
Bank of Nova Scotia
1.650% due 10/29/2015		5,200	5,322
1.950% due 01/30/2017		500	516
Banque PSA Finance S.A.
2.361% due 04/04/2014		12,100	11,774
Barclays Bank PLC
5.450% due 09/12/2012		40,000	40,356
6.000% due 01/23/2018	EUR	2,600	3,226
10.179% due 06/12/2021		$2,080	2,465
BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,232
6.500% due 03/10/2021		6,400	6,496
7.250% due 04/22/2020		6,400	6,608
BBVA U.S. Senior S.A.U.
2.591% due 05/16/2014		39,700	36,936
Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	32,225
7.250% due 02/01/2018		14,500	17,364
BNP Paribas S.A.
0.869% due 04/08/2013		7,100	7,040
1.369% due 01/10/2014		21,100	20,668
5.000% due 01/15/2021		3,200	3,293
5.186% due 06/29/2015 (d)		15,600	13,572
BPCE S.A.
2.375% due 10/04/2013		2,100	2,067
BRFkredit A/S
0.717% due 04/15/2013		21,800	21,807
CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,288
Citigroup Capital
8.300% due 12/21/2077		19,500	19,597
Citigroup, Inc.
0.738% due 06/09/2016		13,100	11,358
1.317% due 02/15/2013		13,600	13,603
1.919% due 01/13/2014		27,700	27,591
2.467% due 08/13/2013		5,900	5,943
4.875% due 05/07/2015		6,100	6,262
5.300% due 10/17/2012		2,200	2,228
5.365% due 03/06/2036 (l)	CAD	4,700	3,770
5.500% due 08/27/2012		$5,500	5,534
5.500% due 04/11/2013		21,700	22,319
5.500% due 10/15/2014		5,400	5,721
5.625% due 08/27/2012		9,500	9,557
5.850% due 07/02/2013		1,400	1,465
6.125% due 05/15/2018		2,090	2,338
6.125% due 08/25/2036		6,000	5,926
8.500% due 05/22/2019		2,100	2,598
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		31,000	30,317
Credit Agricole S.A.
1.916% due 01/21/2014		26,400	25,660
8.375% due 10/13/2019 (d)		2,700	2,248
Credit Suisse
2.200% due 01/14/2014		4,800	4,833
Dexia Credit Local S.A.
0.867% due 03/05/2013		48,000	46,577
0.946% due 04/29/2014		21,700	20,370
2.750% due 04/29/2014		3,000	2,946
DNB Bank ASA
3.200% due 04/03/2017		6,500	6,584
Dragon LLC
1.972% due 03/12/2024		1,000	999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of India
2.611% due 03/30/2016		$5,000	$4,726
Export-Import Bank of Korea
4.000% due 01/29/2021		5,500	5,709
4.125% due 09/09/2015		12,000	12,781
5.125% due 06/29/2020		3,600	4,036
5.875% due 01/14/2015		29,900	32,805
8.125% due 01/21/2014		5,000	5,471
FCE Bank PLC
7.125% due 01/15/2013	EUR	700	915
Fifth Third Bancorp
0.888% due 12/20/2016		$4,700	4,337
FIH Erhvervsbank A/S
0.838% due 06/13/2013		76,000	76,032
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		1,500	1,673
7.000% due 10/01/2013		500	535
7.000% due 04/15/2015		7,500	8,354
7.500% due 08/01/2012		17,500	17,570
8.000% due 06/01/2014		300	333
8.000% due 12/15/2016		500	593
8.700% due 10/01/2014		3,600	4,108
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	27,693
5.875% due 01/14/2038		$8,100	9,343
6.375% due 11/15/2067		13,700	14,299
6.875% due 01/10/2039		53,600	69,476
7.125% due 06/15/2022 (d)		1,100	1,166
Golden West Financial Corp.
4.750% due 10/01/2012		5,000	5,049
Goldman Sachs Group, Inc.
1.032% due 05/23/2016	EUR	2,500	2,876
1.070% due 01/30/2017		4,400	4,948
3.300% due 05/03/2015		$1,900	1,901
5.250% due 07/27/2021		23,400	23,830
5.950% due 01/18/2018		17,300	18,547
6.125% due 02/14/2017	GBP	1,300	2,164
6.250% due 09/01/2017		$14,900	16,225
6.750% due 10/01/2037		3,300	3,247
GSPA Monetization Trust
6.422% due 10/09/2029		16,411	15,719
Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		3,200	3,368
HBOS PLC
0.667% due 09/06/2017		7,700	5,621
HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,928
HSBC Finance Corp.
1.020% due 04/05/2013	EUR	4,300	5,427
6.676% due 01/15/2021		$20,800	22,572
HSBC Holdings PLC
6.500% due 09/15/2037		2,900	3,232
7.625% due 05/17/2032		1,700	1,982
ING Bank NV
1.868% due 06/09/2014		7,200	7,107
2.000% due 10/18/2013		2,700	2,682
2.650% due 01/14/2013		1,300	1,310
International Lease Finance Corp.
5.000% due 09/15/2012		2,600	2,626
5.250% due 01/10/2013		2,680	2,740
5.750% due 05/15/2016		1,900	1,930
5.875% due 05/01/2013		1,000	1,027
6.375% due 03/25/2013		2,580	2,644
6.750% due 09/01/2016		4,500	4,860
Intesa Sanpaolo SpA
2.867% due 02/24/2014		11,600	10,898

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IPIC GMTN Ltd.
5.000% due 11/15/2020		$4,700	$5,041
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	900	1,133
1.218% due 05/02/2014		$75,100	75,078
6.000% due 01/15/2018		1,100	1,265
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,335
JPMorgan Chase Capital
6.450% due 01/15/2087		2,400	2,412
6.550% due 09/15/2066		1,200	1,206
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,199
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,472
LBG Capital PLC
6.439% due 05/23/2020	EUR	2,000	2,031
7.588% due 05/12/2020	GBP	100	135
7.869% due 08/25/2020		200	271
7.875% due 11/01/2020		$2,800	2,562
8.000% due 06/15/2020 (d)		6,000	5,100
8.500% due 12/17/2021 (d)		1,100	1,025
Lloyds TSB Bank PLC
2.816% due 01/24/2014		6,300	6,338
4.875% due 01/21/2016		6,200	6,516
5.800% due 01/13/2020		25,700	27,532
12.000% due 12/16/2024 (d)		32,700	34,261
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,515
Merrill Lynch & Co., Inc.
0.980% due 01/31/2014	EUR	1,300	1,583
6.150% due 04/25/2013		$8,200	8,489
6.875% due 04/25/2018		17,800	19,951
Morgan Stanley
0.947% due 10/15/2015		700	624
1.446% due 04/29/2013		7,700	7,595
2.967% due 05/14/2013		21,800	21,776
5.950% due 12/28/2017		10,600	10,906
6.000% due 04/28/2015		38,480	39,808
7.300% due 05/13/2019		1,200	1,299
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (d)	GBP	3,500	5,619
National Australia Bank Ltd.
1.189% due 04/11/2014		$44,500	44,545
1.416% due 07/25/2014		5,700	5,735
5.350% due 06/12/2013		6,100	6,357
National Bank of Canada
2.200% due 10/19/2016		2,500	2,611
Nationwide Building Society
6.250% due 02/25/2020		9,300	10,054
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,305
Nordea Eiendomskreditt A/S
0.889% due 04/07/2015		20,100	20,094
Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,407
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,395
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,800	6,525
Rabobank Group
6.875% due 03/19/2020	EUR	21,900	27,105
11.000% due 06/30/2019 (d)		$975	1,233
RCI Banque S.A.
2.339% due 04/11/2014		41,600	40,452
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		1,400	1,442

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
1.201% due 09/29/2015		$200	$163
1.247% due 10/14/2016		300	235
3.950% due 09/21/2015		3,200	3,262
6.990% due 10/05/2017 (d)		21,900	17,082
Santander UK PLC
1.018% due 10/10/2017	EUR	28,700	27,322
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,400	2,499
5.499% due 07/07/2015		13,100	13,755
SLM Corp.
0.766% due 01/27/2014		1,650	1,577
0.992% due 06/17/2013	EUR	200	247
3.125% due 09/17/2012		5,200	6,592
4.875% due 12/17/2012	GBP	2,800	4,374
5.000% due 10/01/2013		$3,200	3,312
5.000% due 04/15/2015		5,000	5,072
5.125% due 08/27/2012		5,780	5,802
6.250% due 01/25/2016		1,900	2,004
8.000% due 03/25/2020		14,500	15,950
8.450% due 06/15/2018		11,300	12,712
Societe Generale S.A.
1.519% due 04/11/2014		2,700	2,614
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	2,000	2,431
4.125% due 11/29/2013		10,000	11,263
SSIF Nevada LP
1.167% due 04/14/2014		$68,400	67,977
State Bank of India
4.500% due 07/27/2015		6,000	6,106
State Street Capital Trust
1.468% due 06/01/2077		1,000	726
5.458% due 07/30/2012 (d)		6,800	6,823
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		8,056	8,313
Stone Street Trust
5.902% due 12/15/2015		9,500	9,727
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,179
Temasek Financial Ltd.
4.300% due 10/25/2019		4,600	5,167
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		3,100	2,875
UBS AG
1.466% due 01/28/2014		2,400	2,388
5.750% due 04/25/2018		4,600	5,105
5.875% due 12/20/2017		4,700	5,259
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	316
USB Capital
3.500% due 07/30/2012 (d)		9,200	7,093
Wachovia Corp.
5.500% due 05/01/2013		8,300	8,626
5.750% due 02/01/2018		15,500	18,365
Wells Fargo Capital
5.950% due 12/01/2086		25,100	25,445
Westpac Banking Corp.
1.191% due 03/31/2014		22,200	22,219
3.585% due 08/14/2014		4,900	5,170

			2,250,113

INDUSTRIALS 3.9%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,581
9.700% due 11/10/2018		6,400	8,872

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amgen, Inc.
1.875% due 11/15/2014		$2,000	$2,032
3.625% due 05/15/2022		1,400	1,452
6.150% due 06/01/2018		1,200	1,442
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		32,400	32,680
AstraZeneca PLC
5.900% due 09/15/2017		1,100	1,324
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,788
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,300	16,374
Codelco, Inc.
6.150% due 10/24/2036		700	882
CSN Islands Corp.
6.875% due 09/21/2019		3,000	3,285
CSN Resources S.A.
6.500% due 07/21/2020		20,600	22,419
Daimler Finance North America LLC
1.668% due 09/13/2013		8,000	8,050
Dolphin Energy Ltd.
5.888% due 06/15/2019		2,401	2,638
Dow Chemical Co.
6.000% due 10/01/2012		5,090	5,152
Ecopetrol S.A.
7.625% due 07/23/2019		4,600	5,819
El Paso LLC
7.800% due 08/01/2031		900	1,016
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		1,400	1,412
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		543	597
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		1,500	1,575
General Mills, Inc.
6.470% due 10/15/2022		61,750	62,626
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,128
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,312
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,575
HCA, Inc.
6.500% due 02/15/2020		5,600	6,083
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,857
International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,890
Kraft Foods, Inc.
2.625% due 05/08/2013		17,990	18,261
Noble Group Ltd.
4.875% due 08/05/2015		4,800	4,848
6.625% due 08/05/2020		5,000	4,825
6.750% due 01/29/2020		7,100	6,887
Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,180
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	267
7.500% due 12/18/2013	GBP	200	336
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	46,803
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	11,450
Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,314
Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013		7,000	7,057

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Union Pacific Corp.
4.163% due 07/15/2022	$11,324	$12,652
UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,333
Vale Overseas Ltd.
4.625% due 09/15/2020	2,000	2,104
5.625% due 09/15/2019	16,600	18,496
6.250% due 01/23/2017	1,300	1,485
6.875% due 11/21/2036	1,300	1,516
6.875% due 11/10/2039	5,300	6,226
Vivendi S.A.
2.400% due 04/10/2015	6,500	6,441
Volkswagen International Finance NV
0.911% due 10/01/2012	27,500	27,520

		405,862

UTILITIES 2.5%
AES Corp.
7.375% due 07/01/2021	1,500	1,676
BellSouth Corp.
4.020% due 04/26/2021	62,500	64,091
Carolina Power & Light Co.
6.500% due 07/15/2012	2,325	2,329
CenturyLink, Inc.
5.800% due 03/15/2022	2,000	1,996
Cleco Power LLC
6.000% due 12/01/2040	10,800	12,680
DTE Energy Co.
1.167% due 06/03/2013	4,700	4,709
Entergy Corp.
3.625% due 09/15/2015	12,200	12,553
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,500	2,644
6.212% due 11/22/2016	1,200	1,308
7.343% due 04/11/2013	1,700	1,767
8.146% due 04/11/2018	6,700	8,011
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	700	787
10.500% due 03/25/2014	800	899
Korea Electric Power Corp.
5.125% due 04/23/2034	90	95
Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,382
7.750% due 10/17/2016	3,405	3,903
7.750% due 01/20/2020	3,100	3,712
8.000% due 08/07/2019	5,100	6,171
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,500	2,613
NRG Energy, Inc.
8.250% due 09/01/2020	3,000	3,120
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	15,386	16,194
Petroleos Mexicanos
5.500% due 01/21/2021	17,200	19,522
5.500% due 06/27/2044	2,400	2,460
6.500% due 06/02/2041	29,000	34,002
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,768
4.750% due 02/16/2021	4,200	4,483
Qwest Corp.
3.718% due 06/15/2013	10,841	10,854
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	2,600	2,886
6.750% due 09/30/2019	2,000	2,405
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,000	1,091

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 03/13/2018	$5,700	$6,548
Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,554
Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,028
Vodafone Group PLC
5.000% due 12/16/2013	3,960	4,200

		259,441

Total Corporate Bonds & Notes (Cost $2,833,368)		2,915,416

MUNICIPAL BONDS & NOTES 3.5%

CALIFORNIA 1.6%
Acalanes Union High School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2046	9,300	1,009
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,771
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,801
7.043% due 04/01/2050	8,600	12,173
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,691
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	5,100	6,376
7.550% due 04/01/2039	2,000	2,574
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	7,548
7.700% due 11/01/2030	100	118
7.950% due 03/01/2036	29,300	34,698
Fresno County, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/15/2024	3,000	1,655
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,017
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	10,208
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,477
7.618% due 08/01/2040	1,800	2,262
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,893
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	12,994
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,500
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,446
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,544
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	459
7.021% due 08/01/2040	700	804

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	$26,285	$37,029
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,173
5.125% due 06/01/2046	655	493
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	1,000	1,013
6.398% due 05/15/2031	1,200	1,469
6.548% due 05/15/2048	4,700	6,167

		170,362

COLORADO 0.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	4,165

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	21,690

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,376

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,672

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	772

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,712

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,615

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	15,900	15,917
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	35,737
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	2,255

		53,909

NEW YORK 0.5%
JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
9.922% due 06/15/2031	5,130	6,569

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	$26,300	$31,142
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,750
6.282% due 06/15/2042	2,100	2,439
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	3,033

		45,933

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	5,800	8,328
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79
6.500% due 06/01/2047	3,600	3,041

		11,448

TEXAS 0.3%
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
9.976% due 02/15/2031	3,390	4,341
JP Morgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.909% due 02/01/2027	2,575	3,292
10.007% due 10/01/2031	6,240	8,336
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	19,226

		35,195

Total Municipal Bonds & Notes (Cost $291,052)		364,849

U.S. GOVERNMENT AGENCIES 57.4%
Fannie Mae
0.305% due 12/25/2036 - 07/25/2037	3,929	3,807
0.495% due 05/25/2037	1,370	1,370
0.500% due 07/02/2015	63,300	63,269
0.555% due 04/25/2037	4,024	4,029
0.595% due 03/25/2044	2,488	2,418
0.655% due 09/25/2035	1,829	1,819
0.695% due 09/25/2035	8,325	8,349
0.945% due 10/25/2037	2,098	2,115
1.125% due 04/27/2017	29,000	29,320
1.145% due 07/25/2039	2,019	2,043
1.250% due 01/30/2017	31,700	32,250
1.353% due 06/01/2043 - 07/01/2044	2,595	2,621
1.375% due 11/15/2016	300	308
1.553% due 09/01/2040	16	17
2.075% due 04/01/2035	3,917	4,115
2.173% due 08/01/2035	1,608	1,683
2.298% due 01/01/2025	12	12
2.328% due 09/01/2039	28	30
2.342% due 11/01/2025	1	1
2.475% due 04/01/2019	14,800	15,383
2.500% due 04/01/2027 - 08/01/2027	10,459	10,771
2.500% due 07/17/2027 (a)	13,000	13,398
2.556% due 05/25/2035	448	468
3.000% due 07/01/2027	111,000	116,342
3.330% due 11/01/2021	1,387	1,496
3.500% due 11/01/2025 - 08/01/2042	1,217,354	1,277,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.894% due 10/01/2032	$671	$685
4.000% due 04/01/2023 - 08/01/2042	964,329	1,026,577
4.077% due 11/01/2035	137	142
4.500% due 04/01/2023 - 08/01/2042	1,563,844	1,679,876
4.501% due 07/01/2019	30,042	34,302
4.506% due 12/01/2036	1,146	1,210
4.636% due 09/01/2034	875	944
4.966% due 09/01/2035	610	653
5.000% due 02/13/2017 - 07/01/2042	237,870	258,458
5.174% due 08/01/2035	921	990
5.250% due 09/15/2016	1,100	1,303
5.375% due 07/15/2016 - 06/12/2017	16,800	20,124
5.500% due 09/01/2017 - 07/01/2042	396,376	432,927
6.000% due 09/01/2016 - 01/01/2039	215,046	237,140
6.500% due 11/01/2034	68	78
7.000% due 04/25/2023 - 06/01/2032	1,167	1,361
Federal Home Loan Bank
2.670% due 12/01/2027	800	805
Federal Housing Administration
7.430% due 01/25/2023	37	37
Freddie Mac
0.392% due 07/15/2019	2,381	2,380
0.542% due 05/15/2036	2,764	2,768
0.692% due 11/15/2030	15	15
0.742% due 09/15/2030	12	12
0.942% due 08/15/2037	27,675	27,905
0.962% due 05/15/2037	790	793
1.000% due 03/08/2017 (i)	69,400	69,887
1.000% due 06/29/2017	63,200	63,462
1.250% due 05/12/2017	9,100	9,235
1.353% due 02/25/2045	386	375
1.750% due 05/30/2019	21,900	22,451
2.000% due 08/25/2016	400	421
2.375% due 01/13/2022	5,900	6,073
2.482% due 01/01/2028	1	1
2.524% due 07/01/2027	1	1
2.572% due 07/01/2030	1	1
3.750% due 03/27/2019	2,800	3,241
4.000% due 07/01/2042 - 08/01/2042	157,000	166,613
4.500% due 03/01/2029 - 08/01/2042	238,339	255,079
5.000% due 02/16/2017	2,900	3,448
5.250% due 04/18/2016	600	703
5.500% due 07/18/2016 - 10/01/2038	17,671	19,619
6.000% due 07/01/2016 - 07/01/2042	26,552	29,210
6.500% due 03/01/2013 - 10/01/2037	246	275
7.000% due 06/15/2023	647	745
7.500% due 07/15/2030 - 03/01/2032	123	150
8.500% due 08/01/2024	8	9
Ginnie Mae
0.744% due 09/20/2030	10	10
0.843% due 02/16/2030	113	115
1.625% due 02/20/2027 - 02/20/2032	376	390
2.000% due 07/20/2030	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 04/20/2026 -05/20/2030		$51	$53
6.000% due 12/15/2038 - 11/15/2039		186	208
Small Business Administration
5.130% due 09/01/2023		38	43
6.290% due 01/01/2021		66	73
7.500% due 04/01/2017		194	211

Total U.S. Government Agencies (Cost $5,911,512)			5,978,911

U.S. TREASURY OBLIGATIONS 28.5%
U.S. Treasury Bonds
3.000% due 05/15/2042		22,500	23,622
3.125% due 11/15/2041		37,000	39,850
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)		56,289	58,654
0.125% due 04/15/2017		11,447	12,098
0.125% due 01/15/2022		142,320	150,892
0.625% due 07/15/2021		39,303	43,854
0.750% due 02/15/2042		55,189	58,233
1.125% due 01/15/2021		47,857	55,189
1.250% due 07/15/2020		20,889	24,304
1.375% due 07/15/2018		1,707	1,952
1.625% due 01/15/2018		1,757	2,009
1.750% due 01/15/2028		68,643	86,248
2.000% due 01/15/2026		45,443	58,138
2.125% due 01/15/2019		37,187	44,575
2.375% due 01/15/2025		30,882	40,774
2.375% due 01/15/2027		5,248	7,061
2.500% due 01/15/2029 (h)		30,114	41,900
3.625% due 04/15/2028		12,376	19,135
3.875% due 04/15/2029		41,568	67,366
U.S. Treasury Notes
0.625% due 05/31/2017 (g)		57,600	57,371
0.750% due 06/30/2017 (a)(g)		229,200	229,576
0.875% due 01/31/2017		148,300	149,667
0.875% due 02/28/2017		20,400	20,588
0.875% due 04/30/2017		29,500	29,744
1.000% due 03/31/2017		251,600	255,217
1.000% due 06/30/2019 (a)		33,000	32,752
1.125% due 05/31/2019		235,600	236,152
1.250% due 04/30/2019		181,400	183,540
1.375% due 11/30/2018		272,500	278,929
1.375% due 12/31/2018		97,800	100,069
1.375% due 02/28/2019		5,100	5,212
1.500% due 08/31/2018 (g)(h)(i)		381,400	393,825
1.750% due 05/15/2022		92,200	93,050
2.750% due 02/15/2019		2,400	2,666
3.125% due 05/15/2019		2,200	2,502
3.375% due 11/15/2019		33,800	39,134
3.500% due 02/15/2018		15,000	17,173
3.625% due 08/15/2019		3,700	4,343

Total U.S. Treasury Obligations (Cost $2,904,070)			2,967,364

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
2.736% due 02/25/2045		1,525	1,327
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	46,776	59,275
1.889% due 05/16/2047		1,059	1,341
2.089% due 05/16/2047		11,300	14,354
Banc of America Funding Corp.
2.628% due 05/25/2035		$2,169	2,217

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$1,965	$1,863
Banc of America Mortgage Securities, Inc.
3.120% due 05/25/2033		2,659	2,441
6.500% due 10/25/2031		206	217
6.500% due 09/25/2033		126	133
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.451% due 01/15/2049		11,600	13,200
5.916% due 02/10/2051		3,200	3,705
5.919% due 05/10/2045		6,400	7,331
BCAP LLC Trust
5.530% due 03/26/2037		1,400	1,092
Bear Stearns Adjustable Rate Mortgage Trust
2.520% due 02/25/2036		270	233
2.634% due 04/25/2033		356	343
2.814% due 01/25/2035		1,218	1,091
2.867% due 11/25/2034		5,360	4,603
2.897% due 02/25/2033		59	49
2.922% due 01/25/2034		874	869
2.955% due 11/25/2030		2	2
3.096% due 07/25/2034		1,880	1,506
3.174% due 11/25/2034		1,361	1,360
5.326% due 01/25/2035		772	787
5.682% due 02/25/2033		38	37
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		2,307	1,589
2.883% due 05/25/2035		3,858	3,092
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,080
5.471% due 01/12/2045		2,800	3,225
5.700% due 06/11/2050		9,400	10,883
5.703% due 06/11/2050		8,600	9,170
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		2,651	1,486
2.846% due 01/26/2036		4,686	2,790
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		854	751
2.771% due 05/25/2035		2,986	2,651
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,347
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	5,534
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		3,490	1,988
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		1,054	785
2.620% due 11/25/2034		3,502	2,901
2.709% due 02/20/2035		6,047	4,971
Credit Suisse First Boston Mortgage Securities Corp.
4.873% due 06/25/2032		21	19
Credit Suisse Mortgage Capital Certificates
5.851% due 03/15/2039		900	993
Deutsche ALT-A Securities, Inc.
0.745% due 02/25/2035		1,065	831
Epic Opera PLC
1.263% due 07/28/2016	GBP	5,384	7,969
European Loan Conduit
0.840% due 05/15/2019	EUR	715	776
Extended Stay America Trust
2.951% due 11/05/2027		$25,814	26,077
First Horizon Alternative Mortgage Securities
2.598% due 09/25/2035		121	88
First Horizon Asset Securities, Inc.
2.616% due 10/25/2035		7,710	6,215
First Nationwide Trust
6.750% due 08/21/2031		3	3

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Master Issuer PLC
0.344% due 12/20/2054		$4,277	$4,116
0.951% due 12/20/2054	GBP	4,314	6,452
Granite Mortgages PLC
0.939% due 09/20/2044	EUR	452	554
1.121% due 01/20/2044		452	554
1.298% due 09/20/2044	GBP	3,599	5,450
1.393% due 01/20/2044		686	1,034
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$61	60
0.325% due 01/25/2047 ^		17	17
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		2,129	1,889
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	432
5.317% due 06/10/2036		915	971
5.444% due 03/10/2039		4,400	4,900
GS Mortgage Securities Corp.
1.103% due 03/06/2020		6,110	6,073
5.396% due 08/10/2038		905	971
GSR Mortgage Loan Trust
2.651% due 09/25/2035		9,813	9,595
5.132% due 11/25/2035		3,304	3,182
Harborview Mortgage Loan Trust
0.433% due 01/19/2038		8,252	4,978
0.463% due 05/19/2035		779	491
3.091% due 07/19/2035		3,140	2,269
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	6,300	8,010
Indymac ARM Trust
1.750% due 01/25/2032		$3	2
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	13,854
4.158% due 01/12/2039		5,508	5,682
5.336% due 05/15/2047		6,800	7,554
5.420% due 01/15/2049		20,956	23,560
5.708% due 03/18/2051		10,300	11,423
5.882% due 02/15/2051		2,300	2,625
JPMorgan Mortgage Trust
2.532% due 06/25/2035		1,030	928
2.875% due 08/25/2034		14,596	13,817
5.005% due 02/25/2035		1,271	1,276
5.500% due 04/25/2036		3,799	3,605
5.750% due 01/25/2036		1,989	1,837
Merrill Lynch Floating Trust
0.779% due 07/09/2021		9,964	9,769
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		3,077	2,260
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,012
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		504	421
1.239% due 10/25/2035		1,144	998
2.329% due 04/25/2035		14,295	12,916
Morgan Stanley Capital, Inc.
5.610% due 04/15/2049		10,055	10,369
5.809% due 12/12/2049		600	698
6.076% due 06/11/2049		3,100	3,526
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045		2,200	2,504
Prime Mortgage Trust
0.645% due 02/25/2019		22	22
0.645% due 02/25/2034		336	304
Residential Asset Securitization Trust
0.695% due 10/25/2035		4,529	3,098
Residential Funding Mortgage Securities, Inc.
6.500% due 03/25/2032		243	257

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sovereign Commercial Mortgage Securities Trust
5.994% due 07/22/2030		$652	$666
Structured Adjustable Rate Mortgage Loan Trust
5.327% due 07/25/2035		837	703
Structured Asset Mortgage Investments, Inc.
0.493% due 07/19/2035		4,920	4,315
0.903% due 09/19/2032		92	83
Structured Asset Securities Corp.
2.445% due 07/25/2032		7	7
2.539% due 02/25/2032		12	12
Suntrust Adjustable Rate Mortgage Loan Trust
5.815% due 02/25/2037		8,818	6,383
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		46,499	46,372
5.520% due 10/25/2046		15,983	15,577
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		5,483	5,108
0.332% due 09/15/2021		9,270	8,984
5.308% due 11/15/2048		2,000	2,264
WaMu Mortgage Pass-Through Certificates
0.535% due 10/25/2045		832	670
0.565% due 01/25/2045		7,993	6,712
1.347% due 11/25/2042		367	318
1.547% due 08/25/2042		950	768
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 12/25/2034		2,174	2,148
2.610% due 01/25/2035		2,979	2,838
2.622% due 03/25/2036		4,084	3,628

Total Mortgage-Backed Securities (Cost $521,435)			527,461

ASSET-BACKED SECURITIES 1.2%
Amortizing Residential Collateral Trust
0.785% due 06/25/2032		176	147
Bank of America Auto Trust
3.520% due 06/15/2016		18,508	18,688
Bear Stearns Asset-Backed Securities Trust
0.325% due 10/25/2036		205	189
0.335% due 06/25/2047		580	563
Concord Real Estate CDO Ltd.
0.525% due 12/25/2046		8,410	7,285
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		207	75
EMC Mortgage Loan Trust
0.615% due 05/25/2040		288	247
Fremont Home Loan Trust
0.305% due 01/25/2037		114	106
Hillmark Funding
0.717% due 05/21/2021		24,100	22,860
HSBC Home Equity Loan Trust
0.534% due 01/20/2034		4,241	3,898
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047		1,649	1,392
Katonah Ltd.
0.907% due 05/18/2015		1,775	1,768
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		156	129
Nelnet Student Loan Trust
0.528% due 12/22/2016		61	60
Penta CLO S.A.
1.166% due 06/04/2024	EUR	2,324	2,677
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		$10,949	10,925
Sagamore CLO Ltd.
1.007% due 10/15/2015		722	716

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC
0.375% due 05/25/2037 ^		$2,322	$1,196
Sherwood Castle Funding PLC
0.872% due 03/15/2016	EUR	12,000	14,847
SLM Student Loan Trust
0.922% due 12/15/2023		18,858	22,342
2.892% due 12/16/2019		$1,900	1,930
3.500% due 08/17/2043		4,894	4,815
Structured Asset Securities Corp.
0.825% due 01/25/2033		49	41
Wind River CLO Ltd.
0.798% due 12/19/2016		9,278	9,039

Total Asset-Backed Securities (Cost $134,529)			125,935

SOVEREIGN ISSUES 4.6%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	3,033
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	6,325	3,234
10.000% due 01/01/2021		43	21
Canada Housing Trust
2.650% due 03/15/2022	CAD	4,800	4,877
3.350% due 12/15/2020		7,100	7,637
3.800% due 06/15/2021		16,800	18,692
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	7,261	7,227
Korea Development Bank
8.000% due 01/23/2014		$3,000	3,281
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,232
Mexico Government International Bond
6.000% due 06/18/2015	MXN	401,600	31,225
6.250% due 06/16/2016		349,200	27,595
6.500% due 06/10/2021		413,600	33,689
10.000% due 12/05/2024		533,700	56,158
Panama Government International Bond
7.250% due 03/15/2015		$1,600	1,832
Province of British Columbia
3.250% due 12/18/2021	CAD	600	624
4.300% due 06/18/2042		700	819
Province of Ontario
1.600% due 09/21/2016		$300	306
2.450% due 06/29/2022		6,600	6,535
3.000% due 07/16/2018		3,700	3,982
3.150% due 06/02/2022	CAD	42,600	43,234
4.000% due 10/07/2019		$1,000	1,139
4.000% due 06/02/2021	CAD	40,400	43,971
4.200% due 03/08/2018		2,100	2,299
4.200% due 06/02/2020		16,500	18,193
4.300% due 03/08/2017		8,400	9,160
4.400% due 06/02/2019		8,000	8,908
4.400% due 04/14/2020		$600	699
4.600% due 06/02/2039	CAD	3,900	4,595
4.700% due 06/02/2037		6,300	7,452
5.500% due 06/02/2018		2,300	2,677

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
2.750% due 08/25/2021		$5,500	$5,705
3.500% due 07/29/2020		3,000	3,308
3.500% due 12/01/2022	CAD	44,500	46,022
4.250% due 12/01/2021		36,700	40,414
4.500% due 12/01/2016		300	328
4.500% due 12/01/2017		4,200	4,647
4.500% due 12/01/2018		5,400	6,016
4.500% due 12/01/2019		1,600	1,789
4.500% due 12/01/2020		3,500	3,921
Russia Government International Bond
3.250% due 04/04/2017		$6,600	6,658
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	207
5.450% due 11/22/2017		2,600	2,696

Total Sovereign Issues (Cost $463,526)			477,037

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		31,000	34,875

Total Convertible Preferred Securities (Cost $34,437)			34,875

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup, Inc.
6.150% due 12/15/2012		122,000	456
DG Funding Trust
2.829% due 07/30/2012 (d)		1,239	9,241

Total Preferred Securities (Cost $13,659)			9,697

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.2%

CERTIFICATES OF DEPOSIT 2.2%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$41,500	40,727
Banco Bradesco S.A.
1.955% due 01/24/2013		6,100	6,135
Banco do Brasil S.A.
0.000% due 08/17/2012		39,700	39,661
0.000% due 06/28/2013		38,200	37,802
Bank of Nova Scotia
0.865% due 10/18/2012		24,400	24,420
Intesa Sanpaolo SpA
2.375% due 12/21/2012		31,000	30,235
Itau Unibanco Holding S.A.
0.000% due 11/06/2012		17,700	17,701
1.622% due 11/05/2012		27,500	27,346

			224,027

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.3%
Xstrata Finance Canada Ltd.
0.480% due 07/11/2012		$27,900	$27,897

REPURCHASE AGREEMENTS 0.2%
JPMorgan Securities, Inc.
0.190% due 07/17/2012		13,000	13,000
(Dated 07/02/2012. Collateralized by Freddie Mac 4.500% due 07/15/2013 valued at $13,304. Repurchase proceeds are $13,000.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		5,129	5,129
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $5,235. Repurchase proceeds are $5,129.)

			18,129

MEXICO TREASURY BILLS 0.5%
4.470% due 07/05/2012 (b)	MXN	638,900	47,877

U.S. TREASURY BILLS 0.0%
0.157% due 09/13/2012 - 05/02/2013 (b)(g)		$1,812	1,810

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 7.0%
PIMCO Short-Term Floating NAV Portfolio		71,538,856	716,819
PIMCO Short-Term Floating NAV Portfolio III		1,446,276	14,467

			731,286

Total Short-Term Instruments (Cost $1,054,347)			1,051,026

Total Investments 139.1% (Cost $14,183,934)			$14,473,749

Written Options (k) (0.0%) (Premiums $30,055)			(2,916)

Other Assets and Liabilities (Net) (39.1%)			(4,064,025)

Net Assets 100.0%			$10,406,808

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(e)	Affiliated to the Portfolio.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $176,618 at a weighted average interest rate of (0.115%).
(g)	Securities with an aggregate market value of $19,281 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $8,380 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	1,101	$254
90-Day Eurodollar March Futures	Long	03/2015	1,864	579
90-Day Eurodollar September Futures	Long	09/2015	255	156
Euro-Bund 10-Year Bond September Futures	Short	09/2012	121	241
U.S. Treasury 10-Year Note September Futures	Long	09/2012	4,596	2,654

				$3,884

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $34,646 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	185,300	$762	$767
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		34,800	(13,377)	(4,241)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		267,900	(14,374)	(19,416)

						$(26,989)	$(22,890)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.396%	$	5,100	$118	$143	$(25)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.396%		6,000	139	176	(37)

								$257	$319	$(62)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	UAG	1.000%	12/20/2020	2.597%	$	100	$(11)	$(22)	$11
ArcelorMittal	FBF	1.000%	06/20/2016	4.810%		3,500	(466)	(177)	(289)
Australia Government Bond	GST	1.000%	06/20/2017	0.682%		5,600	89	52	37
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.977%		5,300	5	(94)	99
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.368%		900	(15)	(23)	8
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.489%		3,900	11	0	11
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.368%		700	(12)	(17)	5
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.977%		2,600	2	(46)	48
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.977%		2,600	3	(47)	50
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.171%		700	(3)	(6)	3
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.492%		20,500	(473)	(308)	(165)
Brazil Government International Bond	BRC	1.000%	12/20/2012	0.534%		7,600	20	12	8
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%		1,000	(3)	(14)	11
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%		2,300	(12)	(20)	8
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.269%		1,300	(13)	(9)	(4)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%		21,600	(251)	(31)	(220)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.400%		31,000	(525)	(781)	256
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%		1,000	(5)	(16)	11
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%		51,100	(595)	(156)	(439)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.136%		6,600	(24)	(70)	46
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.310%		8,100	(95)	(20)	(75)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.136%		8,200	(30)	(209)	179
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.171%		5,500	(28)	(69)	41
Brazil Government International Bond	GST	1.000%	06/20/2015	1.136%		900	(3)	(12)	9
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		3,300	(17)	(33)	16
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.310%		25,400	(296)	(37)	(259)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%	$	10,900	$(40)	$(120)	$80
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		3,300	(17)	(34)	17
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.345%		5,300	(73)	(31)	(42)
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%		12,600	(291)	(117)	(174)
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.136%		1,500	(6)	(15)	9
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%		700	(4)	(7)	3
China Government International Bond	BPS	1.000%	03/20/2016	0.866%		500	3	6	(3)
China Government International Bond	BRC	1.000%	03/20/2016	0.866%		1,000	5	12	(7)
China Government International Bond	CBK	1.000%	06/20/2016	0.913%		13,200	49	142	(93)
China Government International Bond	DUB	1.000%	06/20/2016	0.913%		6,900	26	76	(50)
China Government International Bond	DUB	1.000%	09/20/2016	0.955%		2,000	4	11	(7)
China Government International Bond	FBF	1.000%	03/20/2015	0.664%		5,000	47	24	23
China Government International Bond	GST	1.000%	09/20/2016	0.955%		800	1	4	(3)
China Government International Bond	JPM	1.000%	06/20/2016	0.913%		5,500	20	59	(39)
China Government International Bond	JPM	1.000%	09/20/2016	0.955%		4,300	9	25	(16)
China Government International Bond	MYC	1.000%	09/20/2016	0.955%		2,100	5	11	(6)
China Government International Bond	RYL	1.000%	06/20/2016	0.913%		5,100	19	54	(35)
China Government International Bond	RYL	1.000%	09/20/2016	0.955%		1,400	3	10	(7)
China Government International Bond	UAG	1.000%	09/20/2016	0.955%		700	2	4	(2)
Citigroup, Inc.	JPM	1.000%	09/20/2012	1.184%		3,600	(1)	(20)	19
Credit Agricole S.A.	BOA	1.000%	06/20/2016	5.592%	EUR	6,900	(1,400)	(725)	(675)
Dell, Inc.	GST	1.000%	06/20/2018	2.169%	$	6,200	(394)	(104)	(290)
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.736%		900	(30)	(38)	8
France Government Bond	BOA	0.250%	03/20/2016	1.447%		11,600	(499)	(371)	(128)
France Government Bond	BRC	0.250%	03/20/2016	1.447%		2,200	(95)	(82)	(13)
France Government Bond	BRC	0.250%	09/20/2016	1.576%		1,300	(69)	(79)	10
France Government Bond	DUB	0.250%	03/20/2016	1.447%		1,100	(48)	(45)	(3)
France Government Bond	GST	0.250%	03/20/2016	1.447%		21,500	(925)	(649)	(276)
France Government Bond	GST	0.250%	06/20/2016	1.516%		21,200	(1,026)	(554)	(472)
France Government Bond	HUS	0.250%	09/20/2016	1.576%		2,300	(123)	(117)	(6)
France Government Bond	MYC	0.250%	03/20/2016	1.447%		700	(30)	(24)	(6)
France Government Bond	MYC	0.250%	09/20/2016	1.576%		3,600	(193)	(170)	(23)
France Government Bond	RYL	0.250%	12/20/2015	1.369%		2,100	(79)	(42)	(37)
France Government Bond	RYL	0.250%	03/20/2016	1.447%		50,600	(2,177)	(1,530)	(647)
France Government Bond	UAG	0.250%	09/20/2015	1.278%		1,400	(45)	(37)	(8)
France Government Bond	UAG	0.250%	03/20/2016	1.447%		3,000	(129)	(121)	(8)
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.985%		5,000	252	0	252
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.874%		11,100	652	0	652
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.502%		18,800	(355)	(349)	(6)
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.569%		700	(16)	(11)	(5)
Indonesia Government International Bond	BOA	1.000%	06/20/2021	2.405%		7,500	(787)	(539)	(248)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.237%		1,100	(8)	(26)	18
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.862%		5,300	(212)	(156)	(56)
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.862%		18,500	(741)	(553)	(188)
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.569%		5,300	(121)	(79)	(42)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.569%		2,400	(55)	(38)	(17)
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.862%		3,200	(128)	(99)	(29)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%		1,200	17	17	0
Japan Government International Bond	BOA	1.000%	06/20/2017	0.899%		9,300	49	(14)	63
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		5,700	86	139	(53)
Japan Government International Bond	GST	1.000%	06/20/2016	0.676%		9,400	123	96	27
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		2,500	35	22	13
Japan Government International Bond	JPM	1.000%	06/20/2017	0.899%		15,500	81	(27)	108
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.223%		500	(21)	(14)	(7)
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	2.178%		7,900	(485)	(323)	(162)
MetLife, Inc.	BOA	1.000%	12/20/2014	2.061%		10,800	(272)	(143)	(129)
MetLife, Inc.	BOA	1.000%	09/20/2015	2.419%		7,500	(324)	(492)	168
MetLife, Inc.	BOA	1.000%	12/20/2015	2.508%		18,100	(892)	(865)	(27)
MetLife, Inc.	CBK	1.000%	12/20/2015	2.508%		6,900	(340)	(251)	(89)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.010%		400	0	(6)	6
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.328%		8,400	(130)	(63)	(67)
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.926%		5,500	13	(124)	137
Mexico Government International Bond	BRC	1.000%	09/20/2017	1.367%		800	(14)	(18)	4
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.926%		3,600	8	(83)	91
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.010%		1,200	0	(18)	18
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%		16,600	(61)	(122)	61
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%		40,900	(227)	99	(326)
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		3,000	(46)	(30)	(16)
Mexico Government International Bond	FBF	1.000%	06/20/2017	1.328%		8,800	(135)	(75)	(60)
Mexico Government International Bond	GST	1.000%	06/20/2017	1.328%		4,800	(74)	(51)	(23)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.367%	$	2,400	$(43)	$(53)	$10
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.112%		1,200	(5)	0	(5)
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.187%		7,100	(52)	(33)	(19)
Mexico Government International Bond	MYC	1.000%	06/20/2017	1.328%		7,200	(110)	(55)	(55)
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.010%		5,400	0	(63)	63
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.010%		600	0	(8)	8
Morgan Stanley	CBK	1.000%	06/20/2013	2.555%		3,500	(52)	(209)	157
Morgan Stanley	FBF	1.000%	06/20/2013	2.555%		19,300	(283)	(364)	81
NRG Energy, Inc.	GST	5.000%	12/20/2016	5.286%		1,600	(15)	(7)	(8)
NRG Energy, Inc.	GST	5.000%	03/20/2017	5.489%		8,500	(153)	(701)	548
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		2,200	(58)	(176)	118
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	2.044%		9,000	(309)	(263)	(46)
Republic of Germany	CBK	0.250%	12/20/2016	0.850%		4,200	(110)	(166)	56
Republic of Germany	GST	0.250%	12/20/2016	0.850%		8,500	(223)	(335)	112
Republic of Germany	HUS	0.250%	06/20/2017	0.964%		50,400	(1,730)	(1,600)	(130)
Republic of Korea	CBK	1.000%	06/20/2017	1.174%		8,600	(68)	(84)	16
Republic of Korea	HUS	1.000%	06/20/2017	1.174%		5,200	(42)	(50)	8
Republic of Korea	MYC	1.000%	06/20/2017	1.174%		13,400	(107)	(138)	31
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		6,400	(51)	(66)	15
Russia Government International Bond	GST	1.000%	06/20/2017	2.259%		1,300	(76)	(90)	14
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.343%	EUR	16,900	(71)	(238)	167
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.290%		26,600	(40)	(398)	358
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.463%	$	8,900	191	182	9
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		10,900	235	189	46
United Kingdom Gilt	CBK	1.000%	12/20/2016	0.555%		20,600	412	82	330
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		2,200	47	42	5
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.421%		9,700	211	187	24
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		2,100	47	49	(2)
United Kingdom Gilt	GST	1.000%	12/20/2016	0.555%		55,400	1,105	189	916
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		3,800	76	17	59
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		4,900	105	85	20
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.281%		16,700	332	65	267
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.463%		3,500	75	61	14
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		4,700	102	82	20

							$(15,036)	$(14,810)	$(226)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016	EUR	37,800	$1,323	$754	$569
iTraxx Europe 16 Index	FBF	(1.000%	)	12/20/2016		600	21	11	10
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		4,300	150	77	73

							$1,494	$842	$652

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$	2,600	$169	$259	$(90)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		66,000	4,888	8,422	(3,534)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		19,100	1,414	2,313	(899)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		1,000	74	136	(62)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	30	50	(20)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		38,000	2,815	4,139	(1,324)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		3,000	222	345	(123)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		11,000	815	1,288	(473)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		8,100	652	1,108	(456)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015		10,800	870	1,436	(566)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		3,000	242	398	(156)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		1,000	80	132	(52)
CDX.IG-9 5-Year Index 15-30%	GST	1.120%	12/20/2012		20,100	114	0	114
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,600	26	0	26
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012		9,100	44	0	44
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012		35,590	136	0	136

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012	$	23,341	$83	$0	$83
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		1,833	16	0	16
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		4,051	37	0	37
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		4,533	24	0	24
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		5,690	26	0	26

						$12,777	$20,026	$(7,249)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	29,500	$42	$15	$27
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		464,500	655	176	479
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		30,400	43	6	37
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		932,000	656	(265)	921
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		35,100	25	(10)	35
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		50,000	35	(34)	69
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		105,000	74	(58)	132
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		28,000	90	7	83

							$1,620	$(163)	$1,783

(k)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	730	$223	$(191)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	730	154	(149)

				$377	$(340)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	130,700	$647	$(17)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		118,600	677	(16)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		134,400	507	(3)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		43,600	196	(16)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		94,900	670	(119)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		76,500	454	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		40,100	248	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		302,400	840	(112)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		354,000	2,787	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		35,100	361	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		39,300	472	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		61,900	1,530	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	$	28,400	$196	$(1)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		320,900	4,066	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		263,700	2,426	(11)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		282,500	2,879	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		47,600	447	(92)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		55,000	117	(12)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		107,500	551	(5)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		20,200	188	(330)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		20,200	390	(126)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		19,800	252	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		186,400	1,123	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		51,900	232	(2)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		30,200	282	(494)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		30,200	586	(188)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		20,600	517	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		86,200	352	(20)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		138,500	645	(6)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		162,800	2,259	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		110,400	819	(562)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		34,000	205	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		29,300	221	(286)

								$28,890	$(2,429)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$(20)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	(51)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	14,800	191	(25)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	(10)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	15,400	151	(41)

						$788	$(147)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	1,116	$3,826,900	$31,729
Sales	1,460	1,428,500	9,953
Closing Buys	(1,116)	(1,605,200)	(11,627)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	1,460	$3,650,200	$30,055

(l)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	06/09/2011	$4,045	$3,770	0.04%

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	08/01/2042	$30,000	$32,981	$(32,967)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	4,521	$	4,400	FBF	$0	$(220)	$(220)
07/2012	EUR	35,238		43,965	BPS	0	(629)	(629)
07/2012		35,238		44,176	CBK	0	(417)	(417)
07/2012		18,543		23,300	FBF	0	(166)	(166)
07/2012		37,851		47,893	GSC	0	(8)	(8)
07/2012		28,642		36,079	HUS	0	(168)	(168)
07/2012		24,891		31,155	JPM	0	(345)	(345)
07/2012	GBP	10,771		16,998	GSC	129	0	129
07/2012		10,771		16,983	HUS	114	0	114
07/2012	IDR	13,901,000		1,491	BRC	11	0	11
07/2012		1,279,426		137	GST	1	0	1
07/2012		199,936,536		21,252	HUS	84	(118)	(34)
07/2012		95,926,110		10,183	UAG	0	(30)	(30)
07/2012	INR	229,140		4,500	DUB	393	0	393
07/2012		908,355		17,819	JPM	1,539	0	1,539
07/2012	MXN	638,900		49,726	HUS	1,841	0	1,841
07/2012	$	3,155	AUD	3,197	RYL	113	0	113
07/2012		818		828	UAG	29	0	29
07/2012		2,884		2,927	WST	107	0	107
07/2012		7,262	EUR	5,600	BRC	0	(175)	(175)
07/2012		111,110		89,209	JPM	1,784	0	1,784
07/2012		2,500		1,986	RBC	14	0	14
07/2012		117,242		93,608	UAG	1,427	(208)	1,219
07/2012		143	GBP	92	DUB	2	0	2
07/2012		33,473		21,450	UAG	121	0	121
07/2012		1,465	IDR	13,901,000	BRC	15	0	15
07/2012		135		1,279,426	GST	1	0	1
07/2012		22,129		199,936,536	HUS	0	(842)	(842)
07/2012		10,111		95,926,110	UAG	102	0	102
07/2012		24,589	INR	1,137,495	UAG	0	(4,203)	(4,203)
08/2012	BRL	6,544	$	3,347	BRC	110	0	110
08/2012	EUR	89,209		111,140	JPM	0	(1,781)	(1,781)
08/2012		89,208		111,495	UAG	0	(1,425)	(1,425)
08/2012	GBP	4,730		7,357	JPM	0	(50)	(50)
08/2012		21,450		33,470	UAG	0	(122)	(122)
08/2012	MXN	22,385		1,606	BRC	0	(65)	(65)
08/2012		66,763		4,843	HUS	0	(141)	(141)
08/2012		271,241		19,248	MSC	0	(1,000)	(1,000)
08/2012		1,665,805		119,868	UAG	0	(4,488)	(4,488)
08/2012	$	726	MXN	10,174	CBK	33	0	33
08/2012		355		4,958	JPM	15	0	15
08/2012		361		4,958	UAG	9	0	9
08/2012		14	SGD	17	UAG	0	0	0
09/2012	CAD	290,655	$	282,772	BRC	0	(2,218)	(2,218)
09/2012		40		39	CBK	0	0	0
09/2012	EUR	61,978		77,326	CBK	0	(1,161)	(1,161)
09/2012	JPY	1,447,006		18,057	JPM	10	(72)	(62)
09/2012		951,460		11,876	UAG	0	(38)	(38)
09/2012	$	389	CAD	400	RBC	3	0	3
09/2012		1,780	EUR	1,423	DUB	23	0	23
09/2012		2,096		1,658	FBF	4	0	4
09/2012		3,562		2,833	JPM	25	0	25
09/2012		2,574		2,043	MSC	13	0	13
09/2012		3,165		2,518	UAG	24	0	24
10/2012	CNY	188,693	$	29,885	UAG	231	0	231
10/2012	$	29,683	CNY	188,693	GST	0	(29)	(29)
02/2013	CNY	14,544	$	2,305	BRC	26	0	26
02/2013		20,774		3,300	FBF	46	0	46
02/2013		59,363		9,400	UAG	102	0	102
02/2013	$	15,000	CNY	94,680	UAG	0	(170)	(170)

						$ 8,501	$(20,289)	$(11,788)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$21,178	$0	$21,178
Corporate Bonds & Notes
Banking & Finance	0	2,226,776	23,337	2,250,113
Industrials	0	405,862	0	405,862
Utilities	0	259,441	0	259,441
Municipal Bonds & Notes
California	0	170,362	0	170,362
Colorado	0	4,165	0	4,165
Connecticut	0	21,690	0	21,690
Florida	0	5,376	0	5,376
Illinois	0	2,672	0	2,672
Iowa	0	772	0	772
Nebraska	0	7,712	0	7,712
Nevada	0	5,615	0	5,615
New Jersey	0	53,909	0	53,909
New York	0	45,933	0	45,933
Ohio	0	11,448	0	11,448
Texas	0	35,195	0	35,195
U.S. Government Agencies	805	5,978,069	37	5,978,911
U.S. Treasury Obligations	0	2,967,364	0	2,967,364
Mortgage-Backed Securities	0	526,369	1,092	527,461
Asset-Backed Securities	0	95,790	30,145	125,935
Sovereign Issues	0	477,037	0	477,037
Convertible Preferred Securities
Banking & Finance	34,875	0	0	34,875
Preferred Securities
Banking & Finance	0	456	9,241	9,697

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Instruments
Certificates of Deposit	$0	$224,027	$0	$224,027
Commercial Paper	0	27,897	0	27,897
Repurchase Agreements	0	18,129	0	18,129
Mexico Treasury Bills	0	47,877	0	47,877
U.S. Treasury Bills	0	1,810	0	1,810
PIMCO Short-Term Floating NAV Portfolios	731,286	0	0	731,286
	$766,966	$13,642,931	$63,852	$14,473,749

Short Sales, at value	$0	$(32,967)	$0	$(32,967)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	7,274	0	7,274
Foreign Exchange Contracts	0	8,501	0	8,501
Interest Rate Contracts	3,884	2,550	0	6,434
	$3,884	$18,325	$0	$22,209

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(14,159)	0	(14,159)
Foreign Exchange Contracts	0	(20,289)	0	(20,289)
Interest Rate Contracts	0	(26,426)	(147)	(26,573)
	$0	$(60,874)	$(147)	$(61,021)

Totals	$770,850	$13,567,415	$63,705	$14,401,970

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$22,326	$0	$(99)	$(23)	$(1)	$1,134	$0	$0	$23,337	$1,122
U.S. Government Agencies	39	0	(2)	0	0	0	0	0	37	0
Mortgage-Backed Securities	1,033	0	0	0	0	59	0	0	1,092	59
Asset-Backed Securities	23,319	7,316	(1,355)	99	9	757	0	0	30,145	734
Preferred Securities
Banking & Finance	9,305	0	0	0	0	(64)	0	0	9,241	(64)

	$56,022	$7,316	$(1,456)	$76	$8	$1,886	$0	$0	$63,852	$1,851

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(341)	$0	$0	$0	$0	$194	$0	$0	$(147)	$193

Totals	$55,681	$7,316	$(1,456)	$76	$8	$2,080	$0	$0	$63,705	$2,044

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$15,719	Third Party Vendor	Broker Quote	95.78
	7,618	Benchmark Pricing	Base Price	100.06
U.S. Government Agencies	37	Benchmark Pricing	Base Price	102.57
Mortgage-Backed Securities	1,092	Third Party Vendor	Broker Quote	78.00
Asset-Backed Securities	30,145	Benchmark Pricing	Base Price	100.18 -100.20
Preferred Securities
Banking & Finance	9,241	Benchmark Pricing	Base Price	100.18

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(147)	Indicative Market Quotations	Broker Quote	0.15 - 0.26

Total	$63,705

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$6,898	$6,898
Unrealized appreciation on foreign currency contracts	0	0	0	8,501	0	8,501
Unrealized appreciation on OTC swap agreements	0	7,274	0	0	1,783	9,057

	$0	$7,274	$0	$8,501	$8,681	$24,456

Liabilities:
Written options outstanding	$0	$0	$0	$0	$2,916	$2,916
Variation margin payable on financial derivative instruments (2)	0	0	0	0	2,758	2,758
Unrealized depreciation on foreign currency contracts	0	0	0	20,289	0	20,289
Unrealized depreciation on OTC swap agreements	0	14,159	0	0	0	14,159

	$0	$14,159	$0	$20,289	$5,674	$40,122

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$474	$474
Net realized gain on futures contracts	0	0	0	0	45,110	45,110
Net realized gain on written options	0	0	0	0	11,172	11,172
Net realized gain on swaps	0	6,252	0	0	33,522	39,774
Net realized gain on foreign currency transactions	0	0	0	44,541	0	44,541

	$0	$6,252	$0	$44,541	$90,278	$141,071

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(181)	$(181)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(17,635)	(17,635)
Net change in unrealized appreciation on written options	0	0	0	0	3,188	3,188
Net change in unrealized appreciation (depreciation) on swaps	0	17,250	0	0	(27,379)	(10,129)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(35,704)	0	(35,704)

	$0	$17,250	$0	$(35,704)	$(42,007)	$(60,461)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $3,884 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(22,890) as reported in the Notes to Schedule of Investments.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(4,612)	$5,228	$616
BPS	(1,300)	899	(401)
BRC	2,467	(5,880)	(3,413)
CBK	(1,126)	(590)	(1,716)
DUB	3,060	(3,000)	60
FBF	(540)	420	(120)
GLM	9	(1,160)	(1,151)
GSC	121	0	121
GST	(1,737)	1,343	(394)
HUS	2,266	(3,980)	(1,714)
JPM	691	(1,400)	(709)
MSC	(987)	(565)	(1,552)
MYC	(100)	(2,146)	(2,246)
RBC	17	0	17
RYL	(3,000)	3,613	613
SOG	407	(420)	(13)
UAG	(8,995)	7,019	(1,976)
WST	107	0	107

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular

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Notes to Financial Statements (Cont.)

circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value   The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable

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Notes to Financial Statements (Cont.)

in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2012 are disclosed in the Notes to the Schedule of Investments.

(e) U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments

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Notes to Financial Statements (Cont.)

are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two

32	PIMCO VARIABLE INSURANCE TRUST

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parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises.

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Notes to Financial Statements (Cont.)

The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor

Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class

SEMIANNUAL REPORT	JUNE 30, 2012	37

Notes to Financial Statements (Cont.)

shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$354,655	$44,986

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$267,620	$3,339,638	$(2,890,500)	$161	$(100)	$716,819	$738

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized (Loss)	Change in Unrealized Appreciation	Market Value 06/30/2012	Dividend Income
$0	$292,709	$(278,200)	$(43)	$1	$14,467	$210

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$36,055,127	$33,050,090	$777,390	$958,727

SEMIANNUAL REPORT	JUNE 30, 2012	39

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	8,754	$98,709	4,894	$54,682
Administrative Class	101,310	1,139,180	170,336	1,902,763
Advisor Class	37,425	421,997	58,223	650,884
Issued as reinvestment of distributions
Institutional Class	341	3,861	915	10,148
Administrative Class	10,045	113,711	27,697	307,234
Advisor Class	1,531	17,346	3,266	36,176
Cost of shares redeemed
Institutional Class	(2,808)	(31,577)	(7,911)	(88,246)
Administrative Class	(63,338)	(713,532)	(149,557)	(1,669,759)
Advisor Class	(7,944)	(89,703)	(13,509)	(151,255)
Net increase resulting from Portfolio share transactions	85,316	$959,992	94,354	$1,052,627

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 30% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$14,186,267	$383,131	$(95,649)	$287,482

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

40	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	USD	United States Dollar
CNY	Chinese Renminbi	INR	Indian Rupee

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	JUNE 30, 2012	41

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT73SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Total Return Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	41.3%
U.S. Treasury Obligations	20.5%
Corporate Bonds & Notes	20.1%
Short-Term Instruments	7.3%
Mortgage-Backed Securities	3.7%
Other	7.1%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO Total Return Portfolio Advisor Class	5.20%	5.87%	8.72%	7.39%
Barclays U.S. Aggregate Index±	2.37%	7.47%	6.79%	6.13%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,052.00	$1,021.13
Expenses Paid During Period*	$3.83	$3.77
Net Annualized Expense Ratio	0.75%	0.75%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

An average overweight to U.S. duration (or sensitivity to changes in market interest rates), with a focus on the intermediate portion of the yield curve during the first half of the fiscal year, added to returns as the ten-year U.S. Treasury yield fell over this period.

»

An underweight to longer maturities, partially implemented via long-dated interest rate swaps, detracted from returns as the two- to thirty-year portion of the yield curve flattened amid a fall in thirty-year yields.

»	An overweight to Agency mortgage-backed securities in the first half of the fiscal year added to returns as the sector outperformed like-duration U.S. Treasuries during this period.

»	Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as financials outperformed the overall investment grade corporate market.

»	Modest exposure to taxable municipal bonds, including Build America Bonds, added to performance as these securities outperformed like-duration U.S. Treasuries.

»	Duration exposure to local debt in Brazil and Mexico, partially implemented via interest rate swaps, added to performance as the interest rates fell.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2012+		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Advisor Class
Net asset value beginning of year or period	$11.02		$11.08	$10.82	$10.31	$10.49	$10.12
Net investment income (a)	0.13		0.25	0.23	0.46	0.45	0.48
Net realized/unrealized gain	0.44		0.13	0.63	0.95	0.03	0.37
Total income from investment operations	0.57		0.38	0.86	1.41	0.48	0.85
Dividends from net investment income	(0.15)		(0.28)	(0.26)	(0.56)	(0.46)	(0.48)
Distributions from net realized capital gains	0.00		(0.16)	(0.34)	(0.34)	(0.20)	0.00
Total distributions	(0.15)		(0.44)	(0.60)	(0.90)	(0.66)	(0.48)
Net asset value end of year or period	$11.44		$11.02	$11.08	$10.82	$10.31	$10.49
Total return	5.20%		3.50%	8.00%	13.92%	4.69%	8.63%
Net assets end of year or period (000s)	$1,487,645		$1,091,459	$565,521	$205,452	$74,821	$32,679
Ratio of expenses to average net assets	0.75	%*	0.75%	0.75%	0.84%	0.97%	0.93%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.31	%*	2.25%	2.00%	4.29%	4.27%	4.69%
Portfolio turnover rate	266	%**	424%**	484%**	381%	355%	298%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$13,724,334
Investments in Affiliates, at value	731,286
Repurchase agreements, at value	18,129
Cash	3,232
Foreign currency, at value	11,872
Receivable for investments sold	2,533,135
Receivable for Portfolio shares sold	12,525
Interest and dividends receivable	60,584
Dividends receivable from Affiliates	236
Variation margin receivable on financial derivative instruments	6,898
OTC swap premiums paid	23,496
Unrealized appreciation on foreign currency contracts	8,501
Unrealized appreciation on OTC swap agreements	9,057
17,143,285

Liabilities:
Payable for investments purchased	$6,596,499
Payable for investments in Affiliates purchased	176
Payable for short sales	32,967
Deposits from counterparty	35,163
Payable for Portfolio shares redeemed	8,516
Written options outstanding	2,916
Accrued investment advisory fees	2,176
Accrued supervisory and administrative fees	2,176
Accrued distribution fees	308
Accrued servicing fees	1,084
Variation margin payable on financial derivative instruments	2,758
OTC swap premiums received	17,282
Unrealized depreciation on foreign currency contracts	20,289
Unrealized depreciation on OTC swap agreements	14,159
Other liabilities	8
6,736,477

Net Assets	$10,406,808

Net Assets Consist of:
Paid in capital	$9,771,597
Undistributed net investment income	125,981
Accumulated undistributed net realized gain	228,192
Net unrealized appreciation	281,038
$10,406,808

Net Assets:
Institutional Class	$316,269
Administrative Class	8,602,894
Advisor Class	1,487,645

Shares Issued and Outstanding:
Institutional Class	27,649
Administrative Class	752,091
Advisor Class	130,054

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.44
Administrative Class	11.44
Advisor Class	11.44

Cost of Investments	$13,434,458
Cost of Investments in Affiliates	$731,347
Cost of Repurchase Agreements	$18,129
Cost of Foreign Currency Held	$11,801
Proceeds Received on Short Sales	$32,981
Premiums Received on Written Options	$30,055

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest	$145,949
Dividends	1,358
Dividends from Affiliate investments	948
Miscellaneous income	2
Total Income	148,257

Expenses:
Investment advisory fees	12,118
Supervisory and administrative fees	12,117
Servicing fees - Administrative Class	6,315
Distribution and/or servicing fees - Advisor Class	1,528
Trustees’ fees	57
Interest expense	3
Miscellaneous expense	6
Total Expenses	32,144

Net Investment Income	116,113

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	123,621
Net realized gain on Affiliate investments	118
Net realized gain on futures contracts	45,110
Net realized gain on written options	11,172
Net realized gain on swaps	39,774
Net realized gain on foreign currency transactions	38,962
Net change in unrealized appreciation on investments	180,820
Net change in unrealized (depreciation) on Affiliate investments	(99)
Net change in unrealized (depreciation) on futures contracts	(17,635)
Net change in unrealized appreciation on written options	3,188
Net change in unrealized (depreciation) on swaps	(10,129)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(35,187)
Net Gain	379,715

Net Increase in Net Assets Resulting from Operations	$495,828

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$116,113	$198,015
Net realized gain	258,639	91,973
Net realized gain (loss) on Affiliate investments	118	(664)
Net change in unrealized appreciation	121,057	10,799
Net change in unrealized appreciation (depreciation) on Affiliate investments	(99)	361
Net increase resulting from operations	495,828	300,484

Distributions to Shareholders:
From net investment income
Institutional Class	(3,861)	(6,737)
Administrative Class	(113,711)	(196,944)
Advisor Class	(17,346)	(20,996)
From net realized capital gains
Institutional Class	0	(3,411)
Administrative Class	0	(110,292)
Advisor Class	0	(15,180)

Total Distributions	(134,918)	(353,560)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	959,992	1,052,627

Total Increase in Net Assets	1,320,902	999,551

Net Assets:
Beginning of period	9,085,906	8,086,355
End of period*	$10,406,808	$9,085,906

*Including undistributed net investment income of:	$125,981	$144,786

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
HCA, Inc.
3.711% due 03/31/2017		$4,400	$4,284
Petroleum Export Ltd.
3.468% due 12/20/2012		2,224	2,069
Springleaf Finance Corp.
5.500% due 05/10/2017		15,700	14,825

Total Bank Loan Obligations (Cost $21,999)			21,178

CORPORATE BONDS & NOTES 28.0%

BANKING & FINANCE 21.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,036
Ally Financial, Inc.
3.667% due 02/11/2014		6,100	6,086
3.868% due 06/20/2014		500	498
4.500% due 02/11/2014		500	508
4.625% due 06/26/2015		6,200	6,244
5.500% due 02/15/2017		12,200	12,410
6.750% due 12/01/2014		200	212
6.875% due 08/28/2012		5,700	5,743
7.500% due 09/15/2020		900	1,015
8.300% due 02/12/2015		11,100	12,127
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,258
American Express Centurion Bank
5.550% due 10/17/2012		9,840	9,979
6.000% due 09/13/2017		3,900	4,613
American Express Co.
7.000% due 03/19/2018		42,000	52,075
American Express Credit Corp.
5.875% due 05/02/2013		700	729
6.625% due 09/24/2012	GBP	4,100	6,494
American General Institutional Capital
7.570% due 12/01/2045		$10,000	10,075
8.125% due 03/15/2046		3,200	3,328
American International Group, Inc.
4.900% due 06/02/2014	CAD	6,000	6,045
5.050% due 10/01/2015		$12,500	13,282
5.450% due 05/18/2017		1,100	1,197
5.600% due 10/18/2016		6,100	6,642
5.850% due 01/16/2018		30,400	33,704
6.250% due 03/15/2087		2,100	1,953
8.000% due 05/22/2068	EUR	12,900	15,819
8.175% due 05/15/2068		$3,000	3,270
8.250% due 08/15/2018		18,450	22,339
ANZ National International Ltd.
6.200% due 07/19/2013		12,600	13,214
Australia & New Zealand Banking Group Ltd.
1.316% due 05/08/2013		16,400	16,435
2.125% due 01/10/2014		1,400	1,417
Banco do Brasil S.A.
3.284% due 07/02/2014		7,600	7,618
5.875% due 01/19/2023		1,200	1,224
Banco Santander Brasil S.A.
2.568% due 03/18/2014		1,000	963
4.250% due 01/14/2016		1,800	1,786
4.500% due 04/06/2015		13,100	13,165
Bank of America Corp.
0.797% due 08/15/2016		2,800	2,379
1.886% due 01/30/2014		30,400	30,096
6.000% due 09/01/2017		7,000	7,566
6.500% due 08/01/2016		32,700	35,954
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,218

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$2,100	$2,273
Bank of Montreal
2.850% due 06/09/2015		7,200	7,626
Bank of Nova Scotia
1.650% due 10/29/2015		5,200	5,322
1.950% due 01/30/2017		500	516
Banque PSA Finance S.A.
2.361% due 04/04/2014		12,100	11,774
Barclays Bank PLC
5.450% due 09/12/2012		40,000	40,356
6.000% due 01/23/2018	EUR	2,600	3,226
10.179% due 06/12/2021		$2,080	2,465
BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,232
6.500% due 03/10/2021		6,400	6,496
7.250% due 04/22/2020		6,400	6,608
BBVA U.S. Senior S.A.U.
2.591% due 05/16/2014		39,700	36,936
Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	32,225
7.250% due 02/01/2018		14,500	17,364
BNP Paribas S.A.
0.869% due 04/08/2013		7,100	7,040
1.369% due 01/10/2014		21,100	20,668
5.000% due 01/15/2021		3,200	3,293
5.186% due 06/29/2015 (d)		15,600	13,572
BPCE S.A.
2.375% due 10/04/2013		2,100	2,067
BRFkredit A/S
0.717% due 04/15/2013		21,800	21,807
CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,288
Citigroup Capital
8.300% due 12/21/2077		19,500	19,597
Citigroup, Inc.
0.738% due 06/09/2016		13,100	11,358
1.317% due 02/15/2013		13,600	13,603
1.919% due 01/13/2014		27,700	27,591
2.467% due 08/13/2013		5,900	5,943
4.875% due 05/07/2015		6,100	6,262
5.300% due 10/17/2012		2,200	2,228
5.365% due 03/06/2036 (l)	CAD	4,700	3,770
5.500% due 08/27/2012		$5,500	5,534
5.500% due 04/11/2013		21,700	22,319
5.500% due 10/15/2014		5,400	5,721
5.625% due 08/27/2012		9,500	9,557
5.850% due 07/02/2013		1,400	1,465
6.125% due 05/15/2018		2,090	2,338
6.125% due 08/25/2036		6,000	5,926
8.500% due 05/22/2019		2,100	2,598
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		31,000	30,317
Credit Agricole S.A.
1.916% due 01/21/2014		26,400	25,660
8.375% due 10/13/2019 (d)		2,700	2,248
Credit Suisse
2.200% due 01/14/2014		4,800	4,833
Dexia Credit Local S.A.
0.867% due 03/05/2013		48,000	46,577
0.946% due 04/29/2014		21,700	20,370
2.750% due 04/29/2014		3,000	2,946
DNB Bank ASA
3.200% due 04/03/2017		6,500	6,584
Dragon LLC
1.972% due 03/12/2024		1,000	999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of India
2.611% due 03/30/2016		$5,000	$4,726
Export-Import Bank of Korea
4.000% due 01/29/2021		5,500	5,709
4.125% due 09/09/2015		12,000	12,781
5.125% due 06/29/2020		3,600	4,036
5.875% due 01/14/2015		29,900	32,805
8.125% due 01/21/2014		5,000	5,471
FCE Bank PLC
7.125% due 01/15/2013	EUR	700	915
Fifth Third Bancorp
0.888% due 12/20/2016		$4,700	4,337
FIH Erhvervsbank A/S
0.838% due 06/13/2013		76,000	76,032
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		1,500	1,673
7.000% due 10/01/2013		500	535
7.000% due 04/15/2015		7,500	8,354
7.500% due 08/01/2012		17,500	17,570
8.000% due 06/01/2014		300	333
8.000% due 12/15/2016		500	593
8.700% due 10/01/2014		3,600	4,108
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	27,693
5.875% due 01/14/2038		$8,100	9,343
6.375% due 11/15/2067		13,700	14,299
6.875% due 01/10/2039		53,600	69,476
7.125% due 06/15/2022 (d)		1,100	1,166
Golden West Financial Corp.
4.750% due 10/01/2012		5,000	5,049
Goldman Sachs Group, Inc.
1.032% due 05/23/2016	EUR	2,500	2,876
1.070% due 01/30/2017		4,400	4,948
3.300% due 05/03/2015		$1,900	1,901
5.250% due 07/27/2021		23,400	23,830
5.950% due 01/18/2018		17,300	18,547
6.125% due 02/14/2017	GBP	1,300	2,164
6.250% due 09/01/2017		$14,900	16,225
6.750% due 10/01/2037		3,300	3,247
GSPA Monetization Trust
6.422% due 10/09/2029		16,411	15,719
Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		3,200	3,368
HBOS PLC
0.667% due 09/06/2017		7,700	5,621
HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,928
HSBC Finance Corp.
1.020% due 04/05/2013	EUR	4,300	5,427
6.676% due 01/15/2021		$20,800	22,572
HSBC Holdings PLC
6.500% due 09/15/2037		2,900	3,232
7.625% due 05/17/2032		1,700	1,982
ING Bank NV
1.868% due 06/09/2014		7,200	7,107
2.000% due 10/18/2013		2,700	2,682
2.650% due 01/14/2013		1,300	1,310
International Lease Finance Corp.
5.000% due 09/15/2012		2,600	2,626
5.250% due 01/10/2013		2,680	2,740
5.750% due 05/15/2016		1,900	1,930
5.875% due 05/01/2013		1,000	1,027
6.375% due 03/25/2013		2,580	2,644
6.750% due 09/01/2016		4,500	4,860
Intesa Sanpaolo SpA
2.867% due 02/24/2014		11,600	10,898

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IPIC GMTN Ltd.
5.000% due 11/15/2020		$4,700	$5,041
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	900	1,133
1.218% due 05/02/2014		$75,100	75,078
6.000% due 01/15/2018		1,100	1,265
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,335
JPMorgan Chase Capital
6.450% due 01/15/2087		2,400	2,412
6.550% due 09/15/2066		1,200	1,206
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,199
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,472
LBG Capital PLC
6.439% due 05/23/2020	EUR	2,000	2,031
7.588% due 05/12/2020	GBP	100	135
7.869% due 08/25/2020		200	271
7.875% due 11/01/2020		$2,800	2,562
8.000% due 06/15/2020 (d)		6,000	5,100
8.500% due 12/17/2021 (d)		1,100	1,025
Lloyds TSB Bank PLC
2.816% due 01/24/2014		6,300	6,338
4.875% due 01/21/2016		6,200	6,516
5.800% due 01/13/2020		25,700	27,532
12.000% due 12/16/2024 (d)		32,700	34,261
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,515
Merrill Lynch & Co., Inc.
0.980% due 01/31/2014	EUR	1,300	1,583
6.150% due 04/25/2013		$8,200	8,489
6.875% due 04/25/2018		17,800	19,951
Morgan Stanley
0.947% due 10/15/2015		700	624
1.446% due 04/29/2013		7,700	7,595
2.967% due 05/14/2013		21,800	21,776
5.950% due 12/28/2017		10,600	10,906
6.000% due 04/28/2015		38,480	39,808
7.300% due 05/13/2019		1,200	1,299
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (d)	GBP	3,500	5,619
National Australia Bank Ltd.
1.189% due 04/11/2014		$44,500	44,545
1.416% due 07/25/2014		5,700	5,735
5.350% due 06/12/2013		6,100	6,357
National Bank of Canada
2.200% due 10/19/2016		2,500	2,611
Nationwide Building Society
6.250% due 02/25/2020		9,300	10,054
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,305
Nordea Eiendomskreditt A/S
0.889% due 04/07/2015		20,100	20,094
Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,407
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,395
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,800	6,525
Rabobank Group
6.875% due 03/19/2020	EUR	21,900	27,105
11.000% due 06/30/2019 (d)		$975	1,233
RCI Banque S.A.
2.339% due 04/11/2014		41,600	40,452
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		1,400	1,442

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
1.201% due 09/29/2015		$200	$163
1.247% due 10/14/2016		300	235
3.950% due 09/21/2015		3,200	3,262
6.990% due 10/05/2017 (d)		21,900	17,082
Santander UK PLC
1.018% due 10/10/2017	EUR	28,700	27,322
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,400	2,499
5.499% due 07/07/2015		13,100	13,755
SLM Corp.
0.766% due 01/27/2014		1,650	1,577
0.992% due 06/17/2013	EUR	200	247
3.125% due 09/17/2012		5,200	6,592
4.875% due 12/17/2012	GBP	2,800	4,374
5.000% due 10/01/2013		$3,200	3,312
5.000% due 04/15/2015		5,000	5,072
5.125% due 08/27/2012		5,780	5,802
6.250% due 01/25/2016		1,900	2,004
8.000% due 03/25/2020		14,500	15,950
8.450% due 06/15/2018		11,300	12,712
Societe Generale S.A.
1.519% due 04/11/2014		2,700	2,614
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	2,000	2,431
4.125% due 11/29/2013		10,000	11,263
SSIF Nevada LP
1.167% due 04/14/2014		$68,400	67,977
State Bank of India
4.500% due 07/27/2015		6,000	6,106
State Street Capital Trust
1.468% due 06/01/2077		1,000	726
5.458% due 07/30/2012 (d)		6,800	6,823
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		8,056	8,313
Stone Street Trust
5.902% due 12/15/2015		9,500	9,727
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,179
Temasek Financial Ltd.
4.300% due 10/25/2019		4,600	5,167
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		3,100	2,875
UBS AG
1.466% due 01/28/2014		2,400	2,388
5.750% due 04/25/2018		4,600	5,105
5.875% due 12/20/2017		4,700	5,259
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	316
USB Capital
3.500% due 07/30/2012 (d)		9,200	7,093
Wachovia Corp.
5.500% due 05/01/2013		8,300	8,626
5.750% due 02/01/2018		15,500	18,365
Wells Fargo Capital
5.950% due 12/01/2086		25,100	25,445
Westpac Banking Corp.
1.191% due 03/31/2014		22,200	22,219
3.585% due 08/14/2014		4,900	5,170

			2,250,113

INDUSTRIALS 3.9%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,581
9.700% due 11/10/2018		6,400	8,872

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amgen, Inc.
1.875% due 11/15/2014		$2,000	$2,032
3.625% due 05/15/2022		1,400	1,452
6.150% due 06/01/2018		1,200	1,442
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		32,400	32,680
AstraZeneca PLC
5.900% due 09/15/2017		1,100	1,324
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,788
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,300	16,374
Codelco, Inc.
6.150% due 10/24/2036		700	882
CSN Islands Corp.
6.875% due 09/21/2019		3,000	3,285
CSN Resources S.A.
6.500% due 07/21/2020		20,600	22,419
Daimler Finance North America LLC
1.668% due 09/13/2013		8,000	8,050
Dolphin Energy Ltd.
5.888% due 06/15/2019		2,401	2,638
Dow Chemical Co.
6.000% due 10/01/2012		5,090	5,152
Ecopetrol S.A.
7.625% due 07/23/2019		4,600	5,819
El Paso LLC
7.800% due 08/01/2031		900	1,016
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		1,400	1,412
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		543	597
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		1,500	1,575
General Mills, Inc.
6.470% due 10/15/2022		61,750	62,626
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,128
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,312
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,575
HCA, Inc.
6.500% due 02/15/2020		5,600	6,083
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,857
International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,890
Kraft Foods, Inc.
2.625% due 05/08/2013		17,990	18,261
Noble Group Ltd.
4.875% due 08/05/2015		4,800	4,848
6.625% due 08/05/2020		5,000	4,825
6.750% due 01/29/2020		7,100	6,887
Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,180
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	267
7.500% due 12/18/2013	GBP	200	336
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	46,803
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	11,450
Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,314
Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013		7,000	7,057

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Union Pacific Corp.
4.163% due 07/15/2022	$11,324	$12,652
UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,333
Vale Overseas Ltd.
4.625% due 09/15/2020	2,000	2,104
5.625% due 09/15/2019	16,600	18,496
6.250% due 01/23/2017	1,300	1,485
6.875% due 11/21/2036	1,300	1,516
6.875% due 11/10/2039	5,300	6,226
Vivendi S.A.
2.400% due 04/10/2015	6,500	6,441
Volkswagen International Finance NV
0.911% due 10/01/2012	27,500	27,520

		405,862

UTILITIES 2.5%
AES Corp.
7.375% due 07/01/2021	1,500	1,676
BellSouth Corp.
4.020% due 04/26/2021	62,500	64,091
Carolina Power & Light Co.
6.500% due 07/15/2012	2,325	2,329
CenturyLink, Inc.
5.800% due 03/15/2022	2,000	1,996
Cleco Power LLC
6.000% due 12/01/2040	10,800	12,680
DTE Energy Co.
1.167% due 06/03/2013	4,700	4,709
Entergy Corp.
3.625% due 09/15/2015	12,200	12,553
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,500	2,644
6.212% due 11/22/2016	1,200	1,308
7.343% due 04/11/2013	1,700	1,767
8.146% due 04/11/2018	6,700	8,011
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	700	787
10.500% due 03/25/2014	800	899
Korea Electric Power Corp.
5.125% due 04/23/2034	90	95
Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,382
7.750% due 10/17/2016	3,405	3,903
7.750% due 01/20/2020	3,100	3,712
8.000% due 08/07/2019	5,100	6,171
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,500	2,613
NRG Energy, Inc.
8.250% due 09/01/2020	3,000	3,120
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	15,386	16,194
Petroleos Mexicanos
5.500% due 01/21/2021	17,200	19,522
5.500% due 06/27/2044	2,400	2,460
6.500% due 06/02/2041	29,000	34,002
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,768
4.750% due 02/16/2021	4,200	4,483
Qwest Corp.
3.718% due 06/15/2013	10,841	10,854
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	2,600	2,886
6.750% due 09/30/2019	2,000	2,405
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,000	1,091

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 03/13/2018	$5,700	$6,548
Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,554
Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,028
Vodafone Group PLC
5.000% due 12/16/2013	3,960	4,200

		259,441

Total Corporate Bonds & Notes (Cost $2,833,368)		2,915,416

MUNICIPAL BONDS & NOTES 3.5%

CALIFORNIA 1.6%
Acalanes Union High School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2046	9,300	1,009
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,771
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,801
7.043% due 04/01/2050	8,600	12,173
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,691
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	5,100	6,376
7.550% due 04/01/2039	2,000	2,574
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	7,548
7.700% due 11/01/2030	100	118
7.950% due 03/01/2036	29,300	34,698
Fresno County, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/15/2024	3,000	1,655
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,017
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	10,208
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,477
7.618% due 08/01/2040	1,800	2,262
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,893
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	12,994
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,500
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,446
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,544
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	459
7.021% due 08/01/2040	700	804

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	$26,285	$37,029
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,173
5.125% due 06/01/2046	655	493
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	1,000	1,013
6.398% due 05/15/2031	1,200	1,469
6.548% due 05/15/2048	4,700	6,167

		170,362

COLORADO 0.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	4,165

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	21,690

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,376

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,672

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	772

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,712

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,615

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	15,900	15,917
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	35,737
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	2,255

		53,909

NEW YORK 0.5%
JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
9.922% due 06/15/2031	5,130	6,569

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	$26,300	$31,142
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,750
6.282% due 06/15/2042	2,100	2,439
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	3,033

		45,933

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	5,800	8,328
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	79
6.500% due 06/01/2047	3,600	3,041

		11,448

TEXAS 0.3%
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
9.976% due 02/15/2031	3,390	4,341
JP Morgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.909% due 02/01/2027	2,575	3,292
10.007% due 10/01/2031	6,240	8,336
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	19,226

		35,195

Total Municipal Bonds & Notes (Cost $291,052)		364,849

U.S. GOVERNMENT AGENCIES 57.4%
Fannie Mae
0.305% due 12/25/2036 - 07/25/2037	3,929	3,807
0.495% due 05/25/2037	1,370	1,370
0.500% due 07/02/2015	63,300	63,269
0.555% due 04/25/2037	4,024	4,029
0.595% due 03/25/2044	2,488	2,418
0.655% due 09/25/2035	1,829	1,819
0.695% due 09/25/2035	8,325	8,349
0.945% due 10/25/2037	2,098	2,115
1.125% due 04/27/2017	29,000	29,320
1.145% due 07/25/2039	2,019	2,043
1.250% due 01/30/2017	31,700	32,250
1.353% due 06/01/2043 - 07/01/2044	2,595	2,621
1.375% due 11/15/2016	300	308
1.553% due 09/01/2040	16	17
2.075% due 04/01/2035	3,917	4,115
2.173% due 08/01/2035	1,608	1,683
2.298% due 01/01/2025	12	12
2.328% due 09/01/2039	28	30
2.342% due 11/01/2025	1	1
2.475% due 04/01/2019	14,800	15,383
2.500% due 04/01/2027 - 08/01/2027	10,459	10,771
2.500% due 07/17/2027 (a)	13,000	13,398
2.556% due 05/25/2035	448	468
3.000% due 07/01/2027	111,000	116,342
3.330% due 11/01/2021	1,387	1,496
3.500% due 11/01/2025 - 08/01/2042	1,217,354	1,277,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.894% due 10/01/2032	$671	$685
4.000% due 04/01/2023 - 08/01/2042	964,329	1,026,577
4.077% due 11/01/2035	137	142
4.500% due 04/01/2023 - 08/01/2042	1,563,844	1,679,876
4.501% due 07/01/2019	30,042	34,302
4.506% due 12/01/2036	1,146	1,210
4.636% due 09/01/2034	875	944
4.966% due 09/01/2035	610	653
5.000% due 02/13/2017 - 07/01/2042	237,870	258,458
5.174% due 08/01/2035	921	990
5.250% due 09/15/2016	1,100	1,303
5.375% due 07/15/2016 - 06/12/2017	16,800	20,124
5.500% due 09/01/2017 - 07/01/2042	396,376	432,927
6.000% due 09/01/2016 - 01/01/2039	215,046	237,140
6.500% due 11/01/2034	68	78
7.000% due 04/25/2023 - 06/01/2032	1,167	1,361
Federal Home Loan Bank
2.670% due 12/01/2027	800	805
Federal Housing Administration
7.430% due 01/25/2023	37	37
Freddie Mac
0.392% due 07/15/2019	2,381	2,380
0.542% due 05/15/2036	2,764	2,768
0.692% due 11/15/2030	15	15
0.742% due 09/15/2030	12	12
0.942% due 08/15/2037	27,675	27,905
0.962% due 05/15/2037	790	793
1.000% due 03/08/2017 (i)	69,400	69,887
1.000% due 06/29/2017	63,200	63,462
1.250% due 05/12/2017	9,100	9,235
1.353% due 02/25/2045	386	375
1.750% due 05/30/2019	21,900	22,451
2.000% due 08/25/2016	400	421
2.375% due 01/13/2022	5,900	6,073
2.482% due 01/01/2028	1	1
2.524% due 07/01/2027	1	1
2.572% due 07/01/2030	1	1
3.750% due 03/27/2019	2,800	3,241
4.000% due 07/01/2042 - 08/01/2042	157,000	166,613
4.500% due 03/01/2029 - 08/01/2042	238,339	255,079
5.000% due 02/16/2017	2,900	3,448
5.250% due 04/18/2016	600	703
5.500% due 07/18/2016 - 10/01/2038	17,671	19,619
6.000% due 07/01/2016 - 07/01/2042	26,552	29,210
6.500% due 03/01/2013 - 10/01/2037	246	275
7.000% due 06/15/2023	647	745
7.500% due 07/15/2030 - 03/01/2032	123	150
8.500% due 08/01/2024	8	9
Ginnie Mae
0.744% due 09/20/2030	10	10
0.843% due 02/16/2030	113	115
1.625% due 02/20/2027 - 02/20/2032	376	390
2.000% due 07/20/2030	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 04/20/2026 -05/20/2030		$51	$53
6.000% due 12/15/2038 - 11/15/2039		186	208
Small Business Administration
5.130% due 09/01/2023		38	43
6.290% due 01/01/2021		66	73
7.500% due 04/01/2017		194	211

Total U.S. Government Agencies (Cost $5,911,512)			5,978,911

U.S. TREASURY OBLIGATIONS 28.5%
U.S. Treasury Bonds
3.000% due 05/15/2042		22,500	23,622
3.125% due 11/15/2041		37,000	39,850
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)		56,289	58,654
0.125% due 04/15/2017		11,447	12,098
0.125% due 01/15/2022		142,320	150,892
0.625% due 07/15/2021		39,303	43,854
0.750% due 02/15/2042		55,189	58,233
1.125% due 01/15/2021		47,857	55,189
1.250% due 07/15/2020		20,889	24,304
1.375% due 07/15/2018		1,707	1,952
1.625% due 01/15/2018		1,757	2,009
1.750% due 01/15/2028		68,643	86,248
2.000% due 01/15/2026		45,443	58,138
2.125% due 01/15/2019		37,187	44,575
2.375% due 01/15/2025		30,882	40,774
2.375% due 01/15/2027		5,248	7,061
2.500% due 01/15/2029 (h)		30,114	41,900
3.625% due 04/15/2028		12,376	19,135
3.875% due 04/15/2029		41,568	67,366
U.S. Treasury Notes
0.625% due 05/31/2017 (g)		57,600	57,371
0.750% due 06/30/2017 (a)(g)		229,200	229,576
0.875% due 01/31/2017		148,300	149,667
0.875% due 02/28/2017		20,400	20,588
0.875% due 04/30/2017		29,500	29,744
1.000% due 03/31/2017		251,600	255,217
1.000% due 06/30/2019 (a)		33,000	32,752
1.125% due 05/31/2019		235,600	236,152
1.250% due 04/30/2019		181,400	183,540
1.375% due 11/30/2018		272,500	278,929
1.375% due 12/31/2018		97,800	100,069
1.375% due 02/28/2019		5,100	5,212
1.500% due 08/31/2018 (g)(h)(i)		381,400	393,825
1.750% due 05/15/2022		92,200	93,050
2.750% due 02/15/2019		2,400	2,666
3.125% due 05/15/2019		2,200	2,502
3.375% due 11/15/2019		33,800	39,134
3.500% due 02/15/2018		15,000	17,173
3.625% due 08/15/2019		3,700	4,343

Total U.S. Treasury Obligations (Cost $2,904,070)			2,967,364

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
2.736% due 02/25/2045		1,525	1,327
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	46,776	59,275
1.889% due 05/16/2047		1,059	1,341
2.089% due 05/16/2047		11,300	14,354
Banc of America Funding Corp.
2.628% due 05/25/2035		$2,169	2,217

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$1,965	$1,863
Banc of America Mortgage Securities, Inc.
3.120% due 05/25/2033		2,659	2,441
6.500% due 10/25/2031		206	217
6.500% due 09/25/2033		126	133
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.451% due 01/15/2049		11,600	13,200
5.916% due 02/10/2051		3,200	3,705
5.919% due 05/10/2045		6,400	7,331
BCAP LLC Trust
5.530% due 03/26/2037		1,400	1,092
Bear Stearns Adjustable Rate Mortgage Trust
2.520% due 02/25/2036		270	233
2.634% due 04/25/2033		356	343
2.814% due 01/25/2035		1,218	1,091
2.867% due 11/25/2034		5,360	4,603
2.897% due 02/25/2033		59	49
2.922% due 01/25/2034		874	869
2.955% due 11/25/2030		2	2
3.096% due 07/25/2034		1,880	1,506
3.174% due 11/25/2034		1,361	1,360
5.326% due 01/25/2035		772	787
5.682% due 02/25/2033		38	37
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		2,307	1,589
2.883% due 05/25/2035		3,858	3,092
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,080
5.471% due 01/12/2045		2,800	3,225
5.700% due 06/11/2050		9,400	10,883
5.703% due 06/11/2050		8,600	9,170
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		2,651	1,486
2.846% due 01/26/2036		4,686	2,790
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		854	751
2.771% due 05/25/2035		2,986	2,651
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,347
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	5,534
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		3,490	1,988
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		1,054	785
2.620% due 11/25/2034		3,502	2,901
2.709% due 02/20/2035		6,047	4,971
Credit Suisse First Boston Mortgage Securities Corp.
4.873% due 06/25/2032		21	19
Credit Suisse Mortgage Capital Certificates
5.851% due 03/15/2039		900	993
Deutsche ALT-A Securities, Inc.
0.745% due 02/25/2035		1,065	831
Epic Opera PLC
1.263% due 07/28/2016	GBP	5,384	7,969
European Loan Conduit
0.840% due 05/15/2019	EUR	715	776
Extended Stay America Trust
2.951% due 11/05/2027		$25,814	26,077
First Horizon Alternative Mortgage Securities
2.598% due 09/25/2035		121	88
First Horizon Asset Securities, Inc.
2.616% due 10/25/2035		7,710	6,215
First Nationwide Trust
6.750% due 08/21/2031		3	3

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Master Issuer PLC
0.344% due 12/20/2054		$4,277	$4,116
0.951% due 12/20/2054	GBP	4,314	6,452
Granite Mortgages PLC
0.939% due 09/20/2044	EUR	452	554
1.121% due 01/20/2044		452	554
1.298% due 09/20/2044	GBP	3,599	5,450
1.393% due 01/20/2044		686	1,034
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$61	60
0.325% due 01/25/2047 ^		17	17
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		2,129	1,889
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	432
5.317% due 06/10/2036		915	971
5.444% due 03/10/2039		4,400	4,900
GS Mortgage Securities Corp.
1.103% due 03/06/2020		6,110	6,073
5.396% due 08/10/2038		905	971
GSR Mortgage Loan Trust
2.651% due 09/25/2035		9,813	9,595
5.132% due 11/25/2035		3,304	3,182
Harborview Mortgage Loan Trust
0.433% due 01/19/2038		8,252	4,978
0.463% due 05/19/2035		779	491
3.091% due 07/19/2035		3,140	2,269
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	6,300	8,010
Indymac ARM Trust
1.750% due 01/25/2032		$3	2
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	13,854
4.158% due 01/12/2039		5,508	5,682
5.336% due 05/15/2047		6,800	7,554
5.420% due 01/15/2049		20,956	23,560
5.708% due 03/18/2051		10,300	11,423
5.882% due 02/15/2051		2,300	2,625
JPMorgan Mortgage Trust
2.532% due 06/25/2035		1,030	928
2.875% due 08/25/2034		14,596	13,817
5.005% due 02/25/2035		1,271	1,276
5.500% due 04/25/2036		3,799	3,605
5.750% due 01/25/2036		1,989	1,837
Merrill Lynch Floating Trust
0.779% due 07/09/2021		9,964	9,769
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		3,077	2,260
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,012
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		504	421
1.239% due 10/25/2035		1,144	998
2.329% due 04/25/2035		14,295	12,916
Morgan Stanley Capital, Inc.
5.610% due 04/15/2049		10,055	10,369
5.809% due 12/12/2049		600	698
6.076% due 06/11/2049		3,100	3,526
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045		2,200	2,504
Prime Mortgage Trust
0.645% due 02/25/2019		22	22
0.645% due 02/25/2034		336	304
Residential Asset Securitization Trust
0.695% due 10/25/2035		4,529	3,098
Residential Funding Mortgage Securities, Inc.
6.500% due 03/25/2032		243	257

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sovereign Commercial Mortgage Securities Trust
5.994% due 07/22/2030		$652	$666
Structured Adjustable Rate Mortgage Loan Trust
5.327% due 07/25/2035		837	703
Structured Asset Mortgage Investments, Inc.
0.493% due 07/19/2035		4,920	4,315
0.903% due 09/19/2032		92	83
Structured Asset Securities Corp.
2.445% due 07/25/2032		7	7
2.539% due 02/25/2032		12	12
Suntrust Adjustable Rate Mortgage Loan Trust
5.815% due 02/25/2037		8,818	6,383
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		46,499	46,372
5.520% due 10/25/2046		15,983	15,577
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		5,483	5,108
0.332% due 09/15/2021		9,270	8,984
5.308% due 11/15/2048		2,000	2,264
WaMu Mortgage Pass-Through Certificates
0.535% due 10/25/2045		832	670
0.565% due 01/25/2045		7,993	6,712
1.347% due 11/25/2042		367	318
1.547% due 08/25/2042		950	768
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 12/25/2034		2,174	2,148
2.610% due 01/25/2035		2,979	2,838
2.622% due 03/25/2036		4,084	3,628

Total Mortgage-Backed Securities (Cost $521,435)			527,461

ASSET-BACKED SECURITIES 1.2%
Amortizing Residential Collateral Trust
0.785% due 06/25/2032		176	147
Bank of America Auto Trust
3.520% due 06/15/2016		18,508	18,688
Bear Stearns Asset-Backed Securities Trust
0.325% due 10/25/2036		205	189
0.335% due 06/25/2047		580	563
Concord Real Estate CDO Ltd.
0.525% due 12/25/2046		8,410	7,285
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		207	75
EMC Mortgage Loan Trust
0.615% due 05/25/2040		288	247
Fremont Home Loan Trust
0.305% due 01/25/2037		114	106
Hillmark Funding
0.717% due 05/21/2021		24,100	22,860
HSBC Home Equity Loan Trust
0.534% due 01/20/2034		4,241	3,898
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047		1,649	1,392
Katonah Ltd.
0.907% due 05/18/2015		1,775	1,768
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		156	129
Nelnet Student Loan Trust
0.528% due 12/22/2016		61	60
Penta CLO S.A.
1.166% due 06/04/2024	EUR	2,324	2,677
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		$10,949	10,925
Sagamore CLO Ltd.
1.007% due 10/15/2015		722	716

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC
0.375% due 05/25/2037 ^		$2,322	$1,196
Sherwood Castle Funding PLC
0.872% due 03/15/2016	EUR	12,000	14,847
SLM Student Loan Trust
0.922% due 12/15/2023		18,858	22,342
2.892% due 12/16/2019		$1,900	1,930
3.500% due 08/17/2043		4,894	4,815
Structured Asset Securities Corp.
0.825% due 01/25/2033		49	41
Wind River CLO Ltd.
0.798% due 12/19/2016		9,278	9,039

Total Asset-Backed Securities (Cost $134,529)			125,935

SOVEREIGN ISSUES 4.6%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	3,033
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	6,325	3,234
10.000% due 01/01/2021		43	21
Canada Housing Trust
2.650% due 03/15/2022	CAD	4,800	4,877
3.350% due 12/15/2020		7,100	7,637
3.800% due 06/15/2021		16,800	18,692
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	7,261	7,227
Korea Development Bank
8.000% due 01/23/2014		$3,000	3,281
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,232
Mexico Government International Bond
6.000% due 06/18/2015	MXN	401,600	31,225
6.250% due 06/16/2016		349,200	27,595
6.500% due 06/10/2021		413,600	33,689
10.000% due 12/05/2024		533,700	56,158
Panama Government International Bond
7.250% due 03/15/2015		$1,600	1,832
Province of British Columbia
3.250% due 12/18/2021	CAD	600	624
4.300% due 06/18/2042		700	819
Province of Ontario
1.600% due 09/21/2016		$300	306
2.450% due 06/29/2022		6,600	6,535
3.000% due 07/16/2018		3,700	3,982
3.150% due 06/02/2022	CAD	42,600	43,234
4.000% due 10/07/2019		$1,000	1,139
4.000% due 06/02/2021	CAD	40,400	43,971
4.200% due 03/08/2018		2,100	2,299
4.200% due 06/02/2020		16,500	18,193
4.300% due 03/08/2017		8,400	9,160
4.400% due 06/02/2019		8,000	8,908
4.400% due 04/14/2020		$600	699
4.600% due 06/02/2039	CAD	3,900	4,595
4.700% due 06/02/2037		6,300	7,452
5.500% due 06/02/2018		2,300	2,677

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
2.750% due 08/25/2021		$5,500	$5,705
3.500% due 07/29/2020		3,000	3,308
3.500% due 12/01/2022	CAD	44,500	46,022
4.250% due 12/01/2021		36,700	40,414
4.500% due 12/01/2016		300	328
4.500% due 12/01/2017		4,200	4,647
4.500% due 12/01/2018		5,400	6,016
4.500% due 12/01/2019		1,600	1,789
4.500% due 12/01/2020		3,500	3,921
Russia Government International Bond
3.250% due 04/04/2017		$6,600	6,658
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	207
5.450% due 11/22/2017		2,600	2,696

Total Sovereign Issues (Cost $463,526)			477,037

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		31,000	34,875

Total Convertible Preferred Securities (Cost $34,437)			34,875

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup, Inc.
6.150% due 12/15/2012		122,000	456
DG Funding Trust
2.829% due 07/30/2012 (d)		1,239	9,241

Total Preferred Securities (Cost $13,659)			9,697

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.2%

CERTIFICATES OF DEPOSIT 2.2%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$41,500	40,727
Banco Bradesco S.A.
1.955% due 01/24/2013		6,100	6,135
Banco do Brasil S.A.
0.000% due 08/17/2012		39,700	39,661
0.000% due 06/28/2013		38,200	37,802
Bank of Nova Scotia
0.865% due 10/18/2012		24,400	24,420
Intesa Sanpaolo SpA
2.375% due 12/21/2012		31,000	30,235
Itau Unibanco Holding S.A.
0.000% due 11/06/2012		17,700	17,701
1.622% due 11/05/2012		27,500	27,346

			224,027

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.3%
Xstrata Finance Canada Ltd.
0.480% due 07/11/2012		$27,900	$27,897

REPURCHASE AGREEMENTS 0.2%
JPMorgan Securities, Inc.
0.190% due 07/17/2012		13,000	13,000
(Dated 07/02/2012. Collateralized by Freddie Mac 4.500% due 07/15/2013 valued at $13,304. Repurchase proceeds are $13,000.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		5,129	5,129
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $5,235. Repurchase proceeds are $5,129.)

			18,129

MEXICO TREASURY BILLS 0.5%
4.470% due 07/05/2012 (b)	MXN	638,900	47,877

U.S. TREASURY BILLS 0.0%
0.157% due 09/13/2012 - 05/02/2013 (b)(g)		$1,812	1,810

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 7.0%
PIMCO Short-Term Floating NAV Portfolio		71,538,856	716,819
PIMCO Short-Term Floating NAV Portfolio III		1,446,276	14,467

			731,286

Total Short-Term Instruments (Cost $1,054,347)			1,051,026

Total Investments 139.1% (Cost $14,183,934)			$14,473,749

Written Options (k) (0.0%) (Premiums $30,055)			(2,916)

Other Assets and Liabilities (Net) (39.1%)			(4,064,025)

Net Assets 100.0%			$10,406,808

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(e)	Affiliated to the Portfolio.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $176,618 at a weighted average interest rate of (0.115%).
(g)	Securities with an aggregate market value of $19,281 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	Securities with an aggregate market value of $8,380 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	1,101	$254
90-Day Eurodollar March Futures	Long	03/2015	1,864	579
90-Day Eurodollar September Futures	Long	09/2015	255	156
Euro-Bund 10-Year Bond September Futures	Short	09/2012	121	241
U.S. Treasury 10-Year Note September Futures	Long	09/2012	4,596	2,654

				$3,884

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $34,646 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	185,300	$762	$767
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		34,800	(13,377)	(4,241)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		267,900	(14,374)	(19,416)

						$(26,989)	$(22,890)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.396%	$	5,100	$118	$143	$(25)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.396%		6,000	139	176	(37)

								$257	$319	$(62)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	UAG	1.000%	12/20/2020	2.597%	$	100	$(11)	$(22)	$11
ArcelorMittal	FBF	1.000%	06/20/2016	4.810%		3,500	(466)	(177)	(289)
Australia Government Bond	GST	1.000%	06/20/2017	0.682%		5,600	89	52	37
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.977%		5,300	5	(94)	99
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.368%		900	(15)	(23)	8
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.489%		3,900	11	0	11
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.368%		700	(12)	(17)	5
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.977%		2,600	2	(46)	48
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.977%		2,600	3	(47)	50
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.171%		700	(3)	(6)	3
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.492%		20,500	(473)	(308)	(165)
Brazil Government International Bond	BRC	1.000%	12/20/2012	0.534%		7,600	20	12	8
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%		1,000	(3)	(14)	11
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%		2,300	(12)	(20)	8
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.269%		1,300	(13)	(9)	(4)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%		21,600	(251)	(31)	(220)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.400%		31,000	(525)	(781)	256
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%		1,000	(5)	(16)	11
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%		51,100	(595)	(156)	(439)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.136%		6,600	(24)	(70)	46
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.310%		8,100	(95)	(20)	(75)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.136%		8,200	(30)	(209)	179
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.171%		5,500	(28)	(69)	41
Brazil Government International Bond	GST	1.000%	06/20/2015	1.136%		900	(3)	(12)	9
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		3,300	(17)	(33)	16
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.310%		25,400	(296)	(37)	(259)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%	$	10,900	$(40)	$(120)	$80
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		3,300	(17)	(34)	17
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.345%		5,300	(73)	(31)	(42)
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%		12,600	(291)	(117)	(174)
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.136%		1,500	(6)	(15)	9
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%		700	(4)	(7)	3
China Government International Bond	BPS	1.000%	03/20/2016	0.866%		500	3	6	(3)
China Government International Bond	BRC	1.000%	03/20/2016	0.866%		1,000	5	12	(7)
China Government International Bond	CBK	1.000%	06/20/2016	0.913%		13,200	49	142	(93)
China Government International Bond	DUB	1.000%	06/20/2016	0.913%		6,900	26	76	(50)
China Government International Bond	DUB	1.000%	09/20/2016	0.955%		2,000	4	11	(7)
China Government International Bond	FBF	1.000%	03/20/2015	0.664%		5,000	47	24	23
China Government International Bond	GST	1.000%	09/20/2016	0.955%		800	1	4	(3)
China Government International Bond	JPM	1.000%	06/20/2016	0.913%		5,500	20	59	(39)
China Government International Bond	JPM	1.000%	09/20/2016	0.955%		4,300	9	25	(16)
China Government International Bond	MYC	1.000%	09/20/2016	0.955%		2,100	5	11	(6)
China Government International Bond	RYL	1.000%	06/20/2016	0.913%		5,100	19	54	(35)
China Government International Bond	RYL	1.000%	09/20/2016	0.955%		1,400	3	10	(7)
China Government International Bond	UAG	1.000%	09/20/2016	0.955%		700	2	4	(2)
Citigroup, Inc.	JPM	1.000%	09/20/2012	1.184%		3,600	(1)	(20)	19
Credit Agricole S.A.	BOA	1.000%	06/20/2016	5.592%	EUR	6,900	(1,400)	(725)	(675)
Dell, Inc.	GST	1.000%	06/20/2018	2.169%	$	6,200	(394)	(104)	(290)
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.736%		900	(30)	(38)	8
France Government Bond	BOA	0.250%	03/20/2016	1.447%		11,600	(499)	(371)	(128)
France Government Bond	BRC	0.250%	03/20/2016	1.447%		2,200	(95)	(82)	(13)
France Government Bond	BRC	0.250%	09/20/2016	1.576%		1,300	(69)	(79)	10
France Government Bond	DUB	0.250%	03/20/2016	1.447%		1,100	(48)	(45)	(3)
France Government Bond	GST	0.250%	03/20/2016	1.447%		21,500	(925)	(649)	(276)
France Government Bond	GST	0.250%	06/20/2016	1.516%		21,200	(1,026)	(554)	(472)
France Government Bond	HUS	0.250%	09/20/2016	1.576%		2,300	(123)	(117)	(6)
France Government Bond	MYC	0.250%	03/20/2016	1.447%		700	(30)	(24)	(6)
France Government Bond	MYC	0.250%	09/20/2016	1.576%		3,600	(193)	(170)	(23)
France Government Bond	RYL	0.250%	12/20/2015	1.369%		2,100	(79)	(42)	(37)
France Government Bond	RYL	0.250%	03/20/2016	1.447%		50,600	(2,177)	(1,530)	(647)
France Government Bond	UAG	0.250%	09/20/2015	1.278%		1,400	(45)	(37)	(8)
France Government Bond	UAG	0.250%	03/20/2016	1.447%		3,000	(129)	(121)	(8)
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.985%		5,000	252	0	252
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.874%		11,100	652	0	652
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.502%		18,800	(355)	(349)	(6)
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.569%		700	(16)	(11)	(5)
Indonesia Government International Bond	BOA	1.000%	06/20/2021	2.405%		7,500	(787)	(539)	(248)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.237%		1,100	(8)	(26)	18
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.862%		5,300	(212)	(156)	(56)
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.862%		18,500	(741)	(553)	(188)
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.569%		5,300	(121)	(79)	(42)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.569%		2,400	(55)	(38)	(17)
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.862%		3,200	(128)	(99)	(29)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%		1,200	17	17	0
Japan Government International Bond	BOA	1.000%	06/20/2017	0.899%		9,300	49	(14)	63
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		5,700	86	139	(53)
Japan Government International Bond	GST	1.000%	06/20/2016	0.676%		9,400	123	96	27
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		2,500	35	22	13
Japan Government International Bond	JPM	1.000%	06/20/2017	0.899%		15,500	81	(27)	108
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.223%		500	(21)	(14)	(7)
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	2.178%		7,900	(485)	(323)	(162)
MetLife, Inc.	BOA	1.000%	12/20/2014	2.061%		10,800	(272)	(143)	(129)
MetLife, Inc.	BOA	1.000%	09/20/2015	2.419%		7,500	(324)	(492)	168
MetLife, Inc.	BOA	1.000%	12/20/2015	2.508%		18,100	(892)	(865)	(27)
MetLife, Inc.	CBK	1.000%	12/20/2015	2.508%		6,900	(340)	(251)	(89)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.010%		400	0	(6)	6
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.328%		8,400	(130)	(63)	(67)
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.926%		5,500	13	(124)	137
Mexico Government International Bond	BRC	1.000%	09/20/2017	1.367%		800	(14)	(18)	4
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.926%		3,600	8	(83)	91
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.010%		1,200	0	(18)	18
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%		16,600	(61)	(122)	61
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%		40,900	(227)	99	(326)
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		3,000	(46)	(30)	(16)
Mexico Government International Bond	FBF	1.000%	06/20/2017	1.328%		8,800	(135)	(75)	(60)
Mexico Government International Bond	GST	1.000%	06/20/2017	1.328%		4,800	(74)	(51)	(23)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.367%	$	2,400	$(43)	$(53)	$10
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.112%		1,200	(5)	0	(5)
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.187%		7,100	(52)	(33)	(19)
Mexico Government International Bond	MYC	1.000%	06/20/2017	1.328%		7,200	(110)	(55)	(55)
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.010%		5,400	0	(63)	63
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.010%		600	0	(8)	8
Morgan Stanley	CBK	1.000%	06/20/2013	2.555%		3,500	(52)	(209)	157
Morgan Stanley	FBF	1.000%	06/20/2013	2.555%		19,300	(283)	(364)	81
NRG Energy, Inc.	GST	5.000%	12/20/2016	5.286%		1,600	(15)	(7)	(8)
NRG Energy, Inc.	GST	5.000%	03/20/2017	5.489%		8,500	(153)	(701)	548
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		2,200	(58)	(176)	118
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	2.044%		9,000	(309)	(263)	(46)
Republic of Germany	CBK	0.250%	12/20/2016	0.850%		4,200	(110)	(166)	56
Republic of Germany	GST	0.250%	12/20/2016	0.850%		8,500	(223)	(335)	112
Republic of Germany	HUS	0.250%	06/20/2017	0.964%		50,400	(1,730)	(1,600)	(130)
Republic of Korea	CBK	1.000%	06/20/2017	1.174%		8,600	(68)	(84)	16
Republic of Korea	HUS	1.000%	06/20/2017	1.174%		5,200	(42)	(50)	8
Republic of Korea	MYC	1.000%	06/20/2017	1.174%		13,400	(107)	(138)	31
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		6,400	(51)	(66)	15
Russia Government International Bond	GST	1.000%	06/20/2017	2.259%		1,300	(76)	(90)	14
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.343%	EUR	16,900	(71)	(238)	167
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.290%		26,600	(40)	(398)	358
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.463%	$	8,900	191	182	9
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		10,900	235	189	46
United Kingdom Gilt	CBK	1.000%	12/20/2016	0.555%		20,600	412	82	330
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		2,200	47	42	5
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.421%		9,700	211	187	24
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		2,100	47	49	(2)
United Kingdom Gilt	GST	1.000%	12/20/2016	0.555%		55,400	1,105	189	916
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		3,800	76	17	59
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		4,900	105	85	20
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.281%		16,700	332	65	267
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.463%		3,500	75	61	14
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		4,700	102	82	20

							$(15,036)	$(14,810)	$(226)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016	EUR	37,800	$1,323	$754	$569
iTraxx Europe 16 Index	FBF	(1.000%	)	12/20/2016		600	21	11	10
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		4,300	150	77	73

							$1,494	$842	$652

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$	2,600	$169	$259	$(90)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		66,000	4,888	8,422	(3,534)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		19,100	1,414	2,313	(899)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		1,000	74	136	(62)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	30	50	(20)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		38,000	2,815	4,139	(1,324)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		3,000	222	345	(123)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		11,000	815	1,288	(473)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		8,100	652	1,108	(456)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015		10,800	870	1,436	(566)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		3,000	242	398	(156)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		1,000	80	132	(52)
CDX.IG-9 5-Year Index 15-30%	GST	1.120%	12/20/2012		20,100	114	0	114
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,600	26	0	26
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012		9,100	44	0	44
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012		35,590	136	0	136

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012	$	23,341	$83	$0	$83
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		1,833	16	0	16
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		4,051	37	0	37
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		4,533	24	0	24
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		5,690	26	0	26

						$12,777	$20,026	$(7,249)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	29,500	$42	$15	$27
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		464,500	655	176	479
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		30,400	43	6	37
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		932,000	656	(265)	921
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		35,100	25	(10)	35
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		50,000	35	(34)	69
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		105,000	74	(58)	132
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		28,000	90	7	83

							$1,620	$(163)	$1,783

(k)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	730	$223	$(191)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	730	154	(149)

				$377	$(340)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	130,700	$647	$(17)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		118,600	677	(16)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		134,400	507	(3)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		43,600	196	(16)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		94,900	670	(119)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		76,500	454	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		40,100	248	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		302,400	840	(112)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		354,000	2,787	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		35,100	361	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		39,300	472	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		61,900	1,530	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	$	28,400	$196	$(1)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		320,900	4,066	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		263,700	2,426	(11)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		282,500	2,879	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		47,600	447	(92)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		55,000	117	(12)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		107,500	551	(5)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		20,200	188	(330)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		20,200	390	(126)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		19,800	252	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		186,400	1,123	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		51,900	232	(2)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		30,200	282	(494)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		30,200	586	(188)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		20,600	517	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		86,200	352	(20)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		138,500	645	(6)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		162,800	2,259	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		110,400	819	(562)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		34,000	205	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		29,300	221	(286)

								$28,890	$(2,429)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$(20)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	(51)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	14,800	191	(25)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	(10)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	15,400	151	(41)

						$788	$(147)

Transactions in written call and put options for the period ended June 30, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2011	1,116	$3,826,900	$31,729
Sales	1,460	1,428,500	9,953
Closing Buys	(1,116)	(1,605,200)	(11,627)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2012	1,460	$3,650,200	$30,055

(l)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	06/09/2011	$4,045	$3,770	0.04%

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	08/01/2042	$30,000	$32,981	$(32,967)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	4,521	$	4,400	FBF	$0	$(220)	$(220)
07/2012	EUR	35,238		43,965	BPS	0	(629)	(629)
07/2012		35,238		44,176	CBK	0	(417)	(417)
07/2012		18,543		23,300	FBF	0	(166)	(166)
07/2012		37,851		47,893	GSC	0	(8)	(8)
07/2012		28,642		36,079	HUS	0	(168)	(168)
07/2012		24,891		31,155	JPM	0	(345)	(345)
07/2012	GBP	10,771		16,998	GSC	129	0	129
07/2012		10,771		16,983	HUS	114	0	114
07/2012	IDR	13,901,000		1,491	BRC	11	0	11
07/2012		1,279,426		137	GST	1	0	1
07/2012		199,936,536		21,252	HUS	84	(118)	(34)
07/2012		95,926,110		10,183	UAG	0	(30)	(30)
07/2012	INR	229,140		4,500	DUB	393	0	393
07/2012		908,355		17,819	JPM	1,539	0	1,539
07/2012	MXN	638,900		49,726	HUS	1,841	0	1,841
07/2012	$	3,155	AUD	3,197	RYL	113	0	113
07/2012		818		828	UAG	29	0	29
07/2012		2,884		2,927	WST	107	0	107
07/2012		7,262	EUR	5,600	BRC	0	(175)	(175)
07/2012		111,110		89,209	JPM	1,784	0	1,784
07/2012		2,500		1,986	RBC	14	0	14
07/2012		117,242		93,608	UAG	1,427	(208)	1,219
07/2012		143	GBP	92	DUB	2	0	2
07/2012		33,473		21,450	UAG	121	0	121
07/2012		1,465	IDR	13,901,000	BRC	15	0	15
07/2012		135		1,279,426	GST	1	0	1
07/2012		22,129		199,936,536	HUS	0	(842)	(842)
07/2012		10,111		95,926,110	UAG	102	0	102
07/2012		24,589	INR	1,137,495	UAG	0	(4,203)	(4,203)
08/2012	BRL	6,544	$	3,347	BRC	110	0	110
08/2012	EUR	89,209		111,140	JPM	0	(1,781)	(1,781)
08/2012		89,208		111,495	UAG	0	(1,425)	(1,425)
08/2012	GBP	4,730		7,357	JPM	0	(50)	(50)
08/2012		21,450		33,470	UAG	0	(122)	(122)
08/2012	MXN	22,385		1,606	BRC	0	(65)	(65)
08/2012		66,763		4,843	HUS	0	(141)	(141)
08/2012		271,241		19,248	MSC	0	(1,000)	(1,000)
08/2012		1,665,805		119,868	UAG	0	(4,488)	(4,488)
08/2012	$	726	MXN	10,174	CBK	33	0	33
08/2012		355		4,958	JPM	15	0	15
08/2012		361		4,958	UAG	9	0	9
08/2012		14	SGD	17	UAG	0	0	0
09/2012	CAD	290,655	$	282,772	BRC	0	(2,218)	(2,218)
09/2012		40		39	CBK	0	0	0
09/2012	EUR	61,978		77,326	CBK	0	(1,161)	(1,161)
09/2012	JPY	1,447,006		18,057	JPM	10	(72)	(62)
09/2012		951,460		11,876	UAG	0	(38)	(38)
09/2012	$	389	CAD	400	RBC	3	0	3
09/2012		1,780	EUR	1,423	DUB	23	0	23
09/2012		2,096		1,658	FBF	4	0	4
09/2012		3,562		2,833	JPM	25	0	25
09/2012		2,574		2,043	MSC	13	0	13
09/2012		3,165		2,518	UAG	24	0	24
10/2012	CNY	188,693	$	29,885	UAG	231	0	231
10/2012	$	29,683	CNY	188,693	GST	0	(29)	(29)
02/2013	CNY	14,544	$	2,305	BRC	26	0	26
02/2013		20,774		3,300	FBF	46	0	46
02/2013		59,363		9,400	UAG	102	0	102
02/2013	$	15,000	CNY	94,680	UAG	0	(170)	(170)

						$ 8,501	$(20,289)	$(11,788)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$21,178	$0	$21,178
Corporate Bonds & Notes
Banking & Finance	0	2,226,776	23,337	2,250,113
Industrials	0	405,862	0	405,862
Utilities	0	259,441	0	259,441
Municipal Bonds & Notes
California	0	170,362	0	170,362
Colorado	0	4,165	0	4,165
Connecticut	0	21,690	0	21,690
Florida	0	5,376	0	5,376
Illinois	0	2,672	0	2,672
Iowa	0	772	0	772
Nebraska	0	7,712	0	7,712
Nevada	0	5,615	0	5,615
New Jersey	0	53,909	0	53,909
New York	0	45,933	0	45,933
Ohio	0	11,448	0	11,448
Texas	0	35,195	0	35,195
U.S. Government Agencies	805	5,978,069	37	5,978,911
U.S. Treasury Obligations	0	2,967,364	0	2,967,364
Mortgage-Backed Securities	0	526,369	1,092	527,461
Asset-Backed Securities	0	95,790	30,145	125,935
Sovereign Issues	0	477,037	0	477,037
Convertible Preferred Securities
Banking & Finance	34,875	0	0	34,875
Preferred Securities
Banking & Finance	0	456	9,241	9,697

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Short-Term Instruments
Certificates of Deposit	$0	$224,027	$0	$224,027
Commercial Paper	0	27,897	0	27,897
Repurchase Agreements	0	18,129	0	18,129
Mexico Treasury Bills	0	47,877	0	47,877
U.S. Treasury Bills	0	1,810	0	1,810
PIMCO Short-Term Floating NAV Portfolios	731,286	0	0	731,286
	$766,966	$13,642,931	$63,852	$14,473,749

Short Sales, at value	$0	$(32,967)	$0	$(32,967)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	7,274	0	7,274
Foreign Exchange Contracts	0	8,501	0	8,501
Interest Rate Contracts	3,884	2,550	0	6,434
	$3,884	$18,325	$0	$22,209

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(14,159)	0	(14,159)
Foreign Exchange Contracts	0	(20,289)	0	(20,289)
Interest Rate Contracts	0	(26,426)	(147)	(26,573)
	$0	$(60,874)	$(147)	$(61,021)

Totals	$770,850	$13,567,415	$63,705	$14,401,970

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$22,326	$0	$(99)	$(23)	$(1)	$1,134	$0	$0	$23,337	$1,122
U.S. Government Agencies	39	0	(2)	0	0	0	0	0	37	0
Mortgage-Backed Securities	1,033	0	0	0	0	59	0	0	1,092	59
Asset-Backed Securities	23,319	7,316	(1,355)	99	9	757	0	0	30,145	734
Preferred Securities
Banking & Finance	9,305	0	0	0	0	(64)	0	0	9,241	(64)

	$56,022	$7,316	$(1,456)	$76	$8	$1,886	$0	$0	$63,852	$1,851

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(341)	$0	$0	$0	$0	$194	$0	$0	$(147)	$193

Totals	$55,681	$7,316	$(1,456)	$76	$8	$2,080	$0	$0	$63,705	$2,044

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$15,719	Third Party Vendor	Broker Quote	95.78
	7,618	Benchmark Pricing	Base Price	100.06
U.S. Government Agencies	37	Benchmark Pricing	Base Price	102.57
Mortgage-Backed Securities	1,092	Third Party Vendor	Broker Quote	78.00
Asset-Backed Securities	30,145	Benchmark Pricing	Base Price	100.18 -100.20
Preferred Securities
Banking & Finance	9,241	Benchmark Pricing	Base Price	100.18

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(147)	Indicative Market Quotations	Broker Quote	0.15 - 0.26

Total	$63,705

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$6,898	$6,898
Unrealized appreciation on foreign currency contracts	0	0	0	8,501	0	8,501
Unrealized appreciation on OTC swap agreements	0	7,274	0	0	1,783	9,057

	$0	$7,274	$0	$8,501	$8,681	$24,456

Liabilities:
Written options outstanding	$0	$0	$0	$0	$2,916	$2,916
Variation margin payable on financial derivative instruments (2)	0	0	0	0	2,758	2,758
Unrealized depreciation on foreign currency contracts	0	0	0	20,289	0	20,289
Unrealized depreciation on OTC swap agreements	0	14,159	0	0	0	14,159

	$0	$14,159	$0	$20,289	$5,674	$40,122

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$474	$474
Net realized gain on futures contracts	0	0	0	0	45,110	45,110
Net realized gain on written options	0	0	0	0	11,172	11,172
Net realized gain on swaps	0	6,252	0	0	33,522	39,774
Net realized gain on foreign currency transactions	0	0	0	44,541	0	44,541

	$0	$6,252	$0	$44,541	$90,278	$141,071

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(181)	$(181)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(17,635)	(17,635)
Net change in unrealized appreciation on written options	0	0	0	0	3,188	3,188
Net change in unrealized appreciation (depreciation) on swaps	0	17,250	0	0	(27,379)	(10,129)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(35,704)	0	(35,704)

	$0	$17,250	$0	$(35,704)	$(42,007)	$(60,461)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $3,884 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(22,890) as reported in the Notes to Schedule of Investments.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(4,612)	$5,228	$616
BPS	(1,300)	899	(401)
BRC	2,467	(5,880)	(3,413)
CBK	(1,126)	(590)	(1,716)
DUB	3,060	(3,000)	60
FBF	(540)	420	(120)
GLM	9	(1,160)	(1,151)
GSC	121	0	121
GST	(1,737)	1,343	(394)
HUS	2,266	(3,980)	(1,714)
JPM	691	(1,400)	(709)
MSC	(987)	(565)	(1,552)
MYC	(100)	(2,146)	(2,246)
RBC	17	0	17
RYL	(3,000)	3,613	613
SOG	407	(420)	(13)
UAG	(8,995)	7,019	(1,976)
WST	107	0	107

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular

SEMIANNUAL REPORT	JUNE 30, 2012	27

Notes to Financial Statements (Cont.)

circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value   The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable

SEMIANNUAL REPORT	JUNE 30, 2012	29

Notes to Financial Statements (Cont.)

in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended June 30, 2012 are disclosed in the Notes to the Schedule of Investments.

(e) U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments

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Notes to Financial Statements (Cont.)

are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two

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parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises.

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Notes to Financial Statements (Cont.)

The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

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Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor

Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class

SEMIANNUAL REPORT	JUNE 30, 2012	37

Notes to Financial Statements (Cont.)

shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2012, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$354,655	$44,986

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 06/30/2012	Dividend Income
$267,620	$3,339,638	$(2,890,500)	$161	$(100)	$716,819	$738

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized (Loss)	Change in Unrealized Appreciation	Market Value 06/30/2012	Dividend Income
$0	$292,709	$(278,200)	$(43)	$1	$14,467	$210

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$36,055,127	$33,050,090	$777,390	$958,727

SEMIANNUAL REPORT	JUNE 30, 2012	39

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Year Ended 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	8,754	$98,709	4,894	$54,682
Administrative Class	101,310	1,139,180	170,336	1,902,763
Advisor Class	37,425	421,997	58,223	650,884
Issued as reinvestment of distributions
Institutional Class	341	3,861	915	10,148
Administrative Class	10,045	113,711	27,697	307,234
Advisor Class	1,531	17,346	3,266	36,176
Cost of shares redeemed
Institutional Class	(2,808)	(31,577)	(7,911)	(88,246)
Administrative Class	(63,338)	(713,532)	(149,557)	(1,669,759)
Advisor Class	(7,944)	(89,703)	(13,509)	(151,255)
Net increase resulting from Portfolio share transactions	85,316	$959,992	94,354	$1,052,627

As of June 30, 2012, 2 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 30% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$14,186,267	$383,131	$(95,649)	$287,482

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

40	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	USD	United States Dollar
CNY	Chinese Renminbi	INR	Indian Rupee

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	JUNE 30, 2012	41

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT71SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Unconstrained Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Unconstrained Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates ) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Unconstrained Bond Portfolio

Cumulative Returns Through June 30, 2012

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	24.1%
Short-Term Instruments	16.6%
U.S. Government Agencies	14.2%
Corporate Bonds & Notes	12.5%
Asset-Backed Securities	10.2%
Mortgage-Backed Securities	8.0%
Sovereign Issues	6.8%
Other	7.6%
‡	% of Total Investments as of 06/30/12

Average Annual Total Return for the period ended June 30, 2012
	6 Months*	1 Year	Class Inception (05/02/2011)
PIMCO Unconstrained Bond Portfolio Administrative Class	3.69%	2.99%	2.24%
3 Month USD LIBOR Index±	0.26%	0.42%	0.40%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.05% for Administrative Class shares.

± 3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,036.90	$1,019.64
Expenses Paid During Period*	$5.32	$5.27
Net Annualized Expense Ratio	1.05%	1.05%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Exposure to investment grade corporates benefited performance, driven primarily by exposure to the financials sector, as the sector outperformed the broader corporate market. According to the Barclays Global Corporate Index, financials returned 5.70%, while the broad corporate index returned 4.17% over the reporting period.

»

Exposure to non-Agency mortgages added to performance. The ABX 06-2 Index, which generally tracks the price performance of non-Agency mortgages, increased from $42.75 to $51.26 over the reporting period.

»

U.S. duration positioning (or sensitivity to changes in market interest rates) benefited performance as U.S. Treasury yields fell over the reporting period. Long exposure to sovereign yields was offset by short duration hedging positions, primarily via interest rate swaps, as swap yields also declined.

»	Non-U.S. duration positioning benefited performance, mainly driven by long exposure to rates in Australia, as yields decreased over the reporting period.

»

Exposure to emerging markets contributed to performance, driven by long exposure to rates in Brazil. Exposure was focused on the short-end of the yield curve, where two-year swap rates declined from 10.48% to 8.17% over the reporting period.

»

Modest exposure to municipal bonds, including California Build America Bonds, added to returns. The Barclays Municipal Bond Index and the Barclays Build America Bonds Total Return Index increased 3.66% and 7.06%, respectively, over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Unconstrained Bond Portfolio

Selected Per Share Data for the Period Ended:	06/30/2012+		05/02/2011-12/31/2011

Administrative Class
Net asset value beginning of period	$9.81		$10.00
Net investment income (a)	0.11		0.15
Net realized/unrealized gain (loss)	0.25		(0.26)
Total income (loss) from investment operations	0.36		(0.11)
Dividends from net investment income	(0.07)		(0.08)
Total distributions	(0.07)		(0.08)
Net asset value end of period	$10.10		$9.81
Total return	3.69%		(1.05)%
Net assets end of period (000s)	$215,920		$160,254
Ratio of expenses to average net assets	1.05	%*	1.05	%*
Ratio of expenses to average net assets excluding waivers	1.05	%*	1.10	%*
Ratio of expenses to average net assets excluding interest expense	1.05	%*	1.05	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.05	%*	1.10	%*
Ratio of net investment income to average net assets	2.17	%*	2.35	%*
Portfolio turnover rate	445	%**	302	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$208,402
Investments in Affiliates, at value	5,319
Repurchase agreements, at value	26,238
Cash	11
Deposits with counterparty	144
Foreign currency, at value	813
Receivable for investments sold	119,584
Receivable for Portfolio shares sold	321
Interest and dividends receivable	1,276
Dividends receivable from Affiliates	1
Variation margin receivable on financial derivative instruments	289
OTC swap premiums paid	1,044
Unrealized appreciation on foreign currency contracts	745
Unrealized appreciation on OTC swap agreements	1,876
366,063

Liabilities:
Payable for investments purchased	$93,588
Payable for investments in Affiliates purchased	1
Payable for short sales	51,487
Deposits from counterparty	3,020
Payable for Portfolio shares redeemed	15
Written options outstanding	241
Accrued investment advisory fees	107
Accrued supervisory and administrative fees	54
Accrued servicing fees	27
Variation margin payable on financial derivative instruments	142
Reimbursement to PIMCO	3
OTC swap premiums received	263
Unrealized depreciation on foreign currency contracts	580
Unrealized depreciation on OTC swap agreements	604
Other liabilities	1
150,133

Net Assets	$215,930

Net Assets Consist of:
Paid in capital	$212,745
Undistributed net investment income	2,153
Accumulated undistributed net realized (loss)	(2,371)
Net unrealized appreciation	3,403
$215,930

Net Assets:
Institutional Class	$10
Administrative Class	215,920

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	21,372

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.10
Administrative Class	10.10

Cost of Investments	$206,715
Cost of Investments in Affiliates	$5,319
Cost of Repurchase Agreements	$26,238
Cost of Foreign Currency Held	$798
Proceeds Received on Short Sales	$51,350
Premiums Received on Written Options	$422

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest, net of foreign taxes*	$3,021
Dividends from Affiliate investments	7
Total Income	3,028

Expenses:
Investment advisory fees	560
Supervisory and administrative fees	280
Servicing fees – Administrative Class	146
Trustees’ fees	1
Interest expense	1
Miscellaneous expense	4
Total Expenses	992

Net Investment Income	2,036

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,447
Net realized gain on Affiliate investments	1
Net realized (loss) on futures contracts	(870)
Net realized gain on written options	559
Net realized (loss) on swaps	(3,017)
Net realized gain on foreign currency transactions	232
Net change in unrealized appreciation on investments	2,471
Net change in unrealized appreciation on futures contracts	918
Net change in unrealized depreciation on written options	(90)
Net change in unrealized appreciation on swaps	2,906
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	311
Net Gain	4,868

Net Increase in Net Assets Resulting from Operations	$6,904

*Foreign tax withholdings	$1

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Unconstrained Bond Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2012 (Unaudited)	Period From May 2, 2011 to December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$2,036	$2,117
Net realized (loss)	(1,649)	(143)
Net realized gain (loss) on Affiliate investments	1	(18)
Net change in unrealized appreciation (depreciation)	6,516	(3,114)
Net change in unrealized appreciation on Affiliate investments	0	1
Net increase (decrease) resulting from operations	6,904	(1,157)

Distributions to Shareholders:
From net investment income
Institutional Class	0 +	0
Administrative Class	(1,371)	(1,192)

Total Distributions	(1,371)	(1,192)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	50,143	162,603

Total Increase in Net Assets	55,676	160,254

Net Assets:
Beginning of period	160,254	0
End of period*	$215,930	$160,254

*Including undistributed net investment income of:	$2,153	$1,488

+	The amount is less than $500.
**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.0%
AES Corp.
4.250% due 05/27/2018		$2,469	$2,472
Awas Aviation Capital Ltd.
3.250% due 06/25/2018		3,000	3,001
Springleaf Finance Corp.
5.500% due 05/10/2017		200	189
Terex Corp.
6.000% due 04/28/2017	EUR	596	749

Total Bank Loan Obligations (Cost $6,492)			6,411

CORPORATE BONDS & NOTES 13.9%

BANKING & FINANCE 10.6%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		$1,300	1,281
American International Group, Inc.
8.250% due 08/15/2018		1,200	1,453
Banco Bradesco S.A.
2.566% due 05/16/2014		300	300
Bank of America Corp.
5.650% due 05/01/2018		800	857
7.625% due 06/01/2019		1,200	1,414
Barclays Bank PLC
1.509% due 01/13/2014		600	601
Citigroup, Inc.
2.467% due 08/13/2013		200	201
3.953% due 06/15/2016		100	103
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (b)		200	200
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		600	642
7.500% due 08/01/2012		400	402
Goldman Sachs Group, Inc.
3.625% due 02/07/2016		600	601
5.375% due 03/15/2020		1,200	1,238
HSBC Bank PLC
3.100% due 05/24/2016		350	362
HSBC Holdings PLC
5.100% due 04/05/2021		1,200	1,343
International Lease Finance Corp.
6.500% due 09/01/2014		800	848
JPMorgan Chase & Co.
3.450% due 03/01/2016		600	623
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,100	1,486
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,285
Merrill Lynch & Co., Inc.
5.571% due 10/04/2012		400	402
Morgan Stanley
5.750% due 01/25/2021		400	395
Prudential Covered Trust
2.997% due 09/30/2015		900	915
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	181
Rabobank Group
6.875% due 03/19/2020	EUR	1,000	1,238
Royal Bank of Scotland Group PLC
4.375% due 03/16/2016		$600	616
5.625% due 08/24/2020		1,200	1,276
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		300	303
SLM Corp.
0.766% due 01/27/2014		400	382
5.000% due 04/15/2015		500	507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 01/25/2016	$200	$211
Union Bank N.A.
1.417% due 06/06/2014	1,200	1,194

		22,860

INDUSTRIALS 2.3%
ALROSA Finance S.A.
7.750% due 11/03/2020	600	631
Altria Group, Inc.
4.750% due 05/05/2021	500	569
Audatex North America, Inc.
6.750% due 06/15/2018	550	582
Barrick North America Finance LLC
4.400% due 05/30/2021	100	108
BMW U.S. Capital LLC
0.918% due 12/21/2012	1,600	1,598
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	729
Hewlett-Packard Co.
0.747% due 05/24/2013	300	299
Massachusetts Institute of Technology
5.600% due 07/01/2111	100	140
Noble Group Ltd.
6.625% due 08/05/2020	400	386

		5,042

UTILITIES 1.0%
AES Corp.
7.375% due 07/01/2021	1,100	1,229
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	836

		2,065

Total Corporate Bonds & Notes (Cost $29,926)		29,967

CONVERTIBLE BONDS & NOTES 0.8%

INDUSTRIALS 0.8%
Electronic Arts, Inc.
0.750% due 07/15/2016	1,800	1,584
Transocean, Inc.
1.500% due 12/15/2037	200	200

Total Convertible Bonds & Notes (Cost $1,997)		1,784

MUNICIPAL BONDS & NOTES 4.0%

CALIFORNIA 2.0%
California State General Obligation Bonds, (BABs), Series
2010 7.950% due 03/01/2036	2,550	3,020
California State General Obligation Notes, Series
2009 5.450% due 04/01/2015	1,100	1,220

		4,240

MASSACHUSETTS 2.0%
Massachusetts Port Authority Revenue Bonds, Series
2011 6.202% due 07/01/2031	3,900	4,453

Total Municipal Bonds & Notes (Cost $7,890)		8,693

U.S. GOVERNMENT AGENCIES 15.8%
Fannie Mae
2.500% due 04/01/2027 - 08/01/2027	4,000	4,116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 07/01/2027 - 07/01/2042		$6,000	$6,178
3.500% due 09/01/2013 - 11/01/2025		404	425
4.000% due 07/01/2025 - 07/01/2042		1,660	1,768
5.500% due 08/01/2042		2,000	2,181
Freddie Mac
1.741% due 10/25/2021 (a)		399	44
1.750% due 05/30/2019		400	410
4.000% due 08/01/2042		5,000	5,299
4.500% due 03/01/2039 - 07/01/2042		4,584	4,901
5.500% due 06/01/2037 - 08/15/2051		1,327	1,459
Ginnie Mae
3.000% due 08/01/2042		3,000	3,109
3.500% due 07/01/2042		4,000	4,280

Total U.S. Government Agencies (Cost $34,040)			34,170

U.S. TREASURY OBLIGATIONS 26.8%
U.S. Treasury Bonds
3.000% due 05/15/2042		3,700	3,884
3.500% due 02/15/2039		1,000	1,159
6.250% due 08/15/2023 (f)(g)		8,400	12,211
7.125% due 02/15/2023		200	306
7.250% due 08/15/2022		100	153
7.500% due 11/15/2024		400	647
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		5,998	6,359
0.625% due 07/15/2021 (g)		1,123	1,253
0.750% due 02/15/2042		1,120	1,182
1.125% due 01/15/2021 (f)(g)		3,681	4,245
2.125% due 02/15/2041		1,681	2,409
U.S. Treasury Notes
0.875% due 01/31/2017		900	908
1.250% due 01/31/2019		2,500	2,536
1.375% due 12/31/2018		2,100	2,149
1.375% due 02/28/2019		6,000	6,132
2.000% due 02/15/2022		400	414
2.125% due 08/15/2021 (f)(g)		8,400	8,838
3.125% due 05/15/2019		900	1,024
3.125% due 05/15/2021		1,800	2,051

Total U.S. Treasury Obligations (Cost $55,752)			57,860

MORTGAGE-BACKED SECURITIES 8.9%
Banc of America Large Loan, Inc
1.992% due 11/15/2015		2,713	2,572
BCAP LLC Trust
5.250% due 06/26/2036		1,052	894
Bear Stearns Adjustable Rate Mortgage Trust
2.749% due 01/25/2035		79	71
Countrywide Alternative Loan Trust
6.000% due 02/25/2037		888	576
6.000% due 05/25/2037		767	506
First Horizon Alternative Mortgage Securities
2.592% due 06/25/2034		455	405
First Horizon Asset Securities, Inc.
5.397% due 11/25/2037		5,248	3,520
Granite Mortgages PLC
1.298% due 09/20/2044	GBP	496	752
Harborview MortgageLoan Trust
0.653% due 11/19/2034		$120	70
Indymac Index Mortgage Loan Trust
2.716% due 10/25/2034		86	75

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Alternative Loan Trust
0.395% due 07/25/2036		$494	$462
RBSSP Resecuritization Trust
0.495% due 02/26/2037		1,717	1,406
RMAC Securities PLC
1.141% due 06/12/2044	GBP	2,287	2,733
Structured Asset Securities Corp.
5.500% due 09/25/2035		$1,071	1,005
Thornburg Mortgage Securities Trust
1.495% due 06/25/2037		213	178
5.750% due 06/25/2037		1,085	959
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		1,117	1,040
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045		176	143
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		1,100	990
2.624% due 06/25/2035		898	893

Total Mortgage-Backed Securities (Cost $19,203)			19,250

ASSET-BACKED SECURITIES 11.3%
Access Group, Inc.
1.766% due 10/27/2025		904	910
Avoca CLO BV
1.433% due 09/15/2021	EUR	2,454	2,938
Bear Stearns Asset-Backed Securities Trust
0.445% due 04/25/2037		$1,100	724
1.495% due 08/25/2037		322	206
Chester Asset Receivables Dealings Issuer PLC
1.198% due 04/15/2016	GBP	600	923
Citigroup Mortgage Loan Trust, Inc.
0.385% due 08/25/2036		$137	62
Countrywide Asset-Backed Certificates
0.375% due 06/25/2047		764	724
0.385% due 08/25/2037		4,000	1,954
0.395% due 04/25/2047		1,900	1,014
0.395% due 06/25/2047		3,500	1,943
0.435% due 06/25/2047		4,000	2,132
0.505% due 05/25/2036		235	226
0.525% due 09/25/2036		4,500	1,633
0.595% due 05/25/2036		400	269
5.103% due 05/25/2035		800	650
5.595% due 08/25/2035		600	419
5.884% due 07/25/2036		300	137
Credit-Based Asset Servicing and Securitization LLC
5.122% due 03/25/2037		3,440	1,155

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAMP Trust
0.475% due 03/25/2047		$2,000	$655
Morgan Stanley ABS Capital
0.385% due 11/25/2036		300	116
Olympic CLO Ltd.
0.947% due 05/15/2016		18	18
Penarth Master Issuer PLC
0.893% due 05/18/2015		600	601
Securitized Asset-Backed Receivables LLC
1.010% due 02/25/2034		833	639
SLM Student Loan Trust
2.350% due 04/15/2039		726	732
Structured Asset Investment Loan Trust
0.605% due 10/25/2035		812	667
Triaxx Prime CDO
0.505% due 10/02/2039		3,840	3,058

Total Asset-Backed Securities (Cost $25,283)			24,505

SOVEREIGN ISSUES 7.5%
Australia Government Bond
5.500% due 12/15/2013	AUD	1,400	1,495
Canada Government Bond
2.750% due 09/01/2016	CAD	1,300	1,355
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	396
10.000% due 12/05/2024		8,060	848
Province of Ontario
2.450% due 06/29/2022		$1,000	990
Province of Quebec
2.750% due 08/25/2021		2,000	2,075
3.500% due 12/01/2022	CAD	500	517
Republic of Germany
1.750% due 06/14/2013	EUR	5,000	6,428
Russia Government International Bond
4.500% due 04/04/2022		$800	840
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022 (b)		600	602
6.902% due 07/09/2020		600	652

Total Sovereign Issues (Cost $16,091)			16,198

SHORT-TERM INSTRUMENTS 18.5%

REPURCHASE AGREEMENTS 12.2%
Banc of America Securities LLC
0.190% due 07/02/2012		21,500	21,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.250% due 03/15/2014 valued at $22,014. Repurchase proceeds are $21,500.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	$4,100	$4,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.125% due 11/30/2014 valued at $4,189. Repurchase proceeds are $4,100.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	638	638
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $654. Repurchase proceeds are $638.)

		26,238

SHORT-TERM NOTES 3.8%
Fannie Mae
0.157% due 12/05/2012	1,000	1,000
Freddie Mac
0.162% due 12/17/2012 - 01/22/2013	7,300	7,295

		8,295

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.5%
PIMCO Short-Term Floating NAV Portfolio	530,871	5,319

Total Short-Term Instruments (Cost $39,850)		39,852

PURCHASED OPTIONS (i) 0.6%
(Cost $1,748)		1,269

Total Investments 111.1% (Cost $238,272)		$239,959

Written Options (j) (0.1%) (Premiums $422)		(241)

Other Assets and Liabilities (Net) (11.0%)		(23,788)

Net Assets 100.0%		$215,930

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $3,318 at a weighted average interest rate of 0.078%.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(f)	Securities with an aggregate market value of $974 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond September Futures	Short	09/2012	159	$843
U.S. Treasury 5-Year Note September Futures	Short	09/2012	132	(26)
U.S. Treasury 30-Year Bond September Futures	Short	09/2012	41	5

				$822

(g)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,785 and cash of $144 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$	4,416	$99	$(213)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		4,703	161	(37)
CDX.IG-16 5-Year Index	(1.000%)	06/20/2016		2,000	(3)	(24)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017		900	5	10

					$262	$(264)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016	CAD	1,800	$13	$18
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021		200	6	6
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022		200	1	1
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041		200	(1)	0
Receive	3-Month CAD Bank Bill	2.400%	03/17/2042		200	(1)	0
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$	10,400	(117)	(37)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		11,800	(315)	(172)
Receive	3-Month USD-LIBOR	2.750%	06/20/2032		5,000	(319)	(328)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	AUD	2,000	(9)	(17)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		1,600	27	21
Receive	6-Month EUR-EURIBOR	2.100%	06/18/2022	EUR	3,300	(44)	(44)
Receive	6-Month EUR-EURIBOR	2.500%	09/19/2032		1,500	(53)	(1)
Receive	6-Month EUR-EURIBOR	2.000%	09/19/2042		1,000	89	83
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	JPY	200,000	(161)	33

						$(884)	$(437)

(h)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.579%	$	100	$2	$0	$2
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.869%		100	(1)	(1)	0
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.833%		100	(1)	(1)	0
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	2.440%	EUR	200	15	9	6
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	2.475%		300	25	31	(6)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	2.440%		300	23	13	10
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	2.475%		200	17	21	(4)
Brunswick Corp.	JPM	(1.000%	)	09/20/2016	2.191%	$	3,000	142	425	(283)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.983%		100	0	0	0
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.983%		100	0	1	(1)
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	1.003%		300	0	(2)	2
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.437%		400	(10)	(10)	0
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.617%		100	(2)	(2)	0
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.617%		100	(2)	(2)	0
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	1.515%		300	6	4	2
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	3.869%	EUR	100	13	9	4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	3.869%	EUR	100	$13	$7	$6
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.197%	$	100	(3)	(2)	(1)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.714%		100	(1)	(2)	1
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.458%		100	(2)	(2)	0
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.550%		300	(6)	(8)	2
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.492%		100	(2)	(2)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.317%		100	(3)	(3)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.461%		100	(2)	(3)	1
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	4.915%	EUR	100	31	10	21
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.449%	$	100	2	(1)	3
Kroger Co.	BOA	(1.000%	)	12/20/2016	1.023%		300	0	(1)	1
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	2.256%		400	22	21	1
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	2.256%		100	6	6	0
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.766%		100	(1)	(2)	1
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.646%		100	(1)	(3)	2
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.766%		300	(3)	(5)	2
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	1.378%		1,500	25	11	14
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	1.442%		300	6	0	6
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	1.307%		100	1	1	0
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	1.378%		200	3	3	0
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	1.442%		200	4	1	3
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.951%		200	(1)	3	(4)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	1.072%		800	3	(3)	6
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	1.123%		400	3	(3)	6
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.951%		100	(1)	2	(3)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	1.072%		200	1	(1)	2
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.306%		100	1	0	1
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.899%		100	0	0	0
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.500%		300	(7)	(9)	2
Rabobank Group	CBK	(1.000%	)	03/20/2017	1.173%	EUR	200	2	3	(1)
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.476%	$	200	(5)	(6)	1
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.407%		100	(3)	(3)	0
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.476%		300	(8)	(10)	2
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.503%		100	2	1	1
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.503%		100	2	1	1
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.323%	EUR	200	3	6	(3)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.323%		100	2	4	(2)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.323%		100	1	3	(2)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	1.361%	$	100	1	0	1
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	1.361%		200	3	1	2
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	1.361%		100	2	1	1
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.724%		400	16	7	9
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.724%		100	5	2	3
Target Corp.	BOA	(1.000%	)	09/20/2016	0.393%		100	(2)	(2)	0
Target Corp.	BOA	(1.000%	)	03/20/2017	0.444%		900	(24)	(22)	(2)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.465%		300	(8)	(9)	1
Target Corp.	FBF	(1.000%	)	06/20/2017	0.465%		200	(5)	(6)	1
Target Corp.	JPM	(1.000%	)	09/20/2016	0.393%		200	(5)	(4)	(1)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.374%		100	(2)	(2)	0
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.342%		100	(3)	(3)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.341%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.450%		400	(11)	(13)	2
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.657%		100	(3)	(2)	(1)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.852%		100	(1)	1	(2)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.894%		100	0	2	(2)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.852%		300	(2)	4	(6)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.894%		100	(1)	2	(3)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.894%		200	(1)	5	(6)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.270%		100	1	2	(1)

								$268	$470	$(202)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized Appreciation
China Government International Bond	CBK	1.000%	12/20/2016	1.028%	$	100	$0	$(5)	$5

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	4,500	$151	$35	$116
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		900	124	123	1
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016		800	28	17	11
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		2,500	95	28	67
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		1,700	64	18	46
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		500	44	35	9
iTraxx Europe Senior Financials 17 Index	DUB	(1.000%	)	06/20/2017		400	35	20	15
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	10,000	3	5	(2)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	3	5	(2)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		10,000	4	6	(2)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		10,000	2	5	(3)

							$553	$297	$256

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045	$	245	$(23)	$(36)	$13
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051		100	(9)	(12)	3

						$(32)	$(48)	$16

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.348%	03/20/2013	MYC	EUR	23,100	$11	$0	$11
Pay	1-Day EUR-EONIA Compounded-OIS	0.350%	03/20/2013	GLM		22,600	11	0	11
Pay	1-Day EUR-EONIA Compounded-OIS	0.370%	03/20/2013	DUB		43,800	24	0	24
Receive	1-Day EUR-EONIA Compounded-OIS	0.570%	03/19/2014	DUB		43,800	(30)	0	(30)
Receive	1-Day EUR-EONIA Compounded-OIS	0.568%	03/19/2014	GLM		22,600	(15)	0	(15)
Receive	1-Day EUR-EONIA Compounded-OIS	0.515%	03/19/2014	MYC		23,100	(12)	0	(12)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC	BRL	2,400	42	2	40
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		17,300	608	3	605
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		3,600	54	2	52
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		3,000	46	3	43
Receive	3-Month EUR-EURIBOR	0.805%	03/20/2013	DUB	EUR	43,800	(43)	0	(43)
Receive	3-Month EUR-EURIBOR	0.760%	03/20/2013	GLM		22,600	(19)	0	(19)
Receive	3-Month EUR-EURIBOR	0.705%	03/20/2013	MYC		23,100	(16)	0	(16)
Pay	3-Month EUR-EURIBOR	0.840%	03/19/2014	MYC		23,100	18	0	18
Pay	3-Month EUR-EURIBOR	0.910%	03/19/2014	GLM		22,600	21	0	21
Pay	3-Month EUR-EURIBOR	0.935%	03/19/2014	DUB		43,800	44	0	44
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	BOA	AUD	100	0	1	(1)
Pay	6-Month AUD Bank Bill	4.250%	03/15/2023	BOA		300	4	1	3
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG		1,700	86	8	78
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		1,700	86	12	74
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,000	192	20	172
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		3,800	182	19	163

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC	AUD	500	$8	$2	$6
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	40,000	(16)	(5)	(11)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		400,000	(163)	(49)	(114)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS	MXN	12,200	115	39	76
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		2,800	26	9	17

							$1,264	$67	$1,197

(i)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.750%	07/30/2012	$	1,000	$55	$6
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	07/30/2012		1,000	60	6
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		1,700	96	5
Put - OTC 30-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	2.760%	07/11/2012		3,100	87	2
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		1,600	129	59
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	200	12	0
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		500	24	1

								$463	$79

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC CDX.HY-17 5-Year Index	BOA	Sell	98.250%	09/19/2012	$	1,700	$25	$19
Call - OTC CDX.HY-17 5-Year Index	CBK	Sell	98.000%	09/19/2012		900	15	11

							$40	$30

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus CNY	UAG	CNY	6.678	12/13/2012	$	200	$2	$0
Call - OTC USD versus CNY	UAG		6.684	12/13/2012		200	2	0
Call - OTC USD versus CNY	DUB		6.533	01/08/2013		700	5	2
Call - OTC USD versus CNY	DUB		6.545	01/09/2013		869	6	2
Call - OTC USD versus CNY	DUB		6.548	01/09/2013		869	6	2
Call - OTC USD versus CNY	DUB		6.445	03/06/2013		850	4	4
Call - OTC USD versus CNY	HUS		6.450	03/06/2013		850	4	4
Call - OTC USD versus CNY	DUB		6.336	04/11/2013		3,400	44	44

							$73	$58

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,315.000	07/21/2012	15	$39	$11

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	09/19/2012	$	300	$26	$24
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012		700	59	55
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012		300	26	24
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		300	26	23
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		1,300	114	106
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		400	35	33
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		700	59	55
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		700	59	55
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	08/16/2012		1,200	143	135

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Straddle Options (Cont.)
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	11/21/2012	$	1,900	$210	$212
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	08/16/2012		1,200	143	135
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	11/21/2012		2,100	233	234

						$1,133	$1,091

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$	700	$5	$(12)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		700	17	(4)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		8,700	56	(142)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		8,700	214	(54)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	900	13	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		2,100	26	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.150%	09/24/2012	$	4,100	23	(1)

								$354	$(213)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	0.900%	09/19/2012	$	8,200	$25	$(10)
Call - OTC CDX.IG-17 5-Year Index	JPM	Buy	1.000%	12/19/2012		2,400	9	(8)
Put - OTC CDX.IG-17 5-Year Index	JPM	Sell	2.000%	12/19/2012		2,400	18	(5)
Call - OTC CDX.IG-17 5-Year Index	MYC	Buy	0.900%	09/19/2012		4,400	16	(5)

							$68	$(28)

Transactions in written call and put options for the period ended June 30, 2012:

	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2011	$38,660	EUR 7,100	$562
Sales	77,600	6,500	686
Closing Buys	(75,960)	(6,500)	(758)
Expirations	0	0	0
Exercised	0	(4,100)	(68)

Balance at 06/30/2012	$40,300	EUR 3,000	$422

(k)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	3.500%	07/01/2027	$18,000	$18,979	$(19,024)
Fannie Mae	3.500%	07/01/2042	8,000	8,372	(8,412)
Fannie Mae	4.500%	08/01/2042	5,000	5,353	(5,362)
Fannie Mae	5.000%	08/01/2042	2,000	2,162	(2,165)
Ginnie Mae	4.000%	07/01/2042	4,000	4,367	(4,370)
U.S. Treasury Bonds	3.125%	02/15/2042	2,000	2,180	(2,176)
U.S. Treasury Bonds	3.750%	08/15/2041	3,900	4,755	(4,771)
U.S. Treasury Notes	1.000%	09/30/2016	2,700	2,739	(2,750)
U.S. Treasury Notes	1.750%	05/15/2022	1,600	1,617	(1,619)
U.S. Treasury Notes	3.625%	02/15/2021	700	826	(837)

				$51,350	$(51,487)

(7)	Market value includes $105 of interest payable on short sales.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,993		$2,539	BPS	$17	$0	$17
07/2012		2,137		2,780	BRC	75	0	75
07/2012		26		33	CBK	0	0	0
07/2012		1,711		2,243	DUB	77	0	77
07/2012		2,066		2,685	FBF	76	(6)	70
07/2012		566		710	HUS	2	(8)	(6)
07/2012		1,993		2,541	JPM	19	0	19
07/2012	GBP	1,461		2,306	GSC	18	0	18
07/2012		1,461		2,304	HUS	15	0	15
07/2012		1,826		2,830	UAG	0	(30)	(30)
07/2012	INR	9,775		179	DUB	4	0	4
07/2012		27,811		510	HUS	12	0	12
07/2012		14,183		260	UAG	6	0	6
07/2012	KRW	1,079		1	BRC	0	0	0
07/2012	MYR	1,904		618	BRC	17	0	17
07/2012		$5,596	EUR	4,470	BPS	69	(9)	60
07/2012		145		117	BRC	3	0	3
07/2012		161		129	HUS	2	0	2
07/2012		532		421	JPM	3	(2)	1
07/2012		150		119	MSC	1	0	1
07/2012		233		185	RYL	1	0	1
07/2012		578		451	UAG	2	(9)	(7)
07/2012		7,409	GBP	4,748	UAG	27	0	27
07/2012		14	INR	782	HUS	0	0	0
07/2012		998		50,986	JPM	0	(84)	(84)
07/2012		1	KRW	1,079	UAG	0	0	0
07/2012		618	MYR	1,907	JPM	0	(16)	(16)
08/2012	AUD	6,088		$6,085	BOA	0	(124)	(124)
08/2012	BRL	950		486	BRC	16	0	16
08/2012	EUR	3,986		4,976	BPS	0	(70)	(70)
08/2012	GBP	4,667		7,282	UAG	0	(26)	(26)
08/2012	HKD	2,001		258	BRC	0	0	0
08/2012		2,312		298	CBK	0	0	0
08/2012	HUF	244,370		1,108	JPM	32	0	32
08/2012		$398	BRL	779	HUS	0	(13)	(13)
08/2012		563	HKD	4,373	UAG	0	0	0
08/2012		323	MXN	4,224	JPM	0	(8)	(8)
08/2012		3	SGD	3	UAG	0	0	0
09/2012	CAD	129		$126	FBF	0	(1)	(1)
09/2012		5		5	RBC	0	0	0
09/2012		1,797		1,748	UAG	0	(14)	(14)
09/2012	JPY	404,797		5,173	BPS	105	0	105
09/2012		22,475		284	RYL	2	0	2
09/2012	MXN	1,742		134	BRC	4	0	4
09/2012		3,563		274	HUS	9	0	9
09/2012		1,769		136	JPM	4	0	4
09/2012		7,024		540	UAG	18	0	18
09/2012		$853	BRL	1,751	MSC	8	0	8
09/2012		1	KRW	1,079	BRC	0	0	0
10/2012		INR782		$13	HUS	0	0	0
11/2012	TWD	9,774		328	CBK	0	(2)	(2)
11/2012		22,111		742	UAG	0	(4)	(4)
11/2012		$938	BRL	1,861	MSC	0	(31)	(31)
11/2012		459		911	UAG	0	(15)	(15)
11/2012		1,078	TWD	31,771	BRC	0	(7)	(7)
02/2013		1,713	CNY	10,802	BRC	0	(21)	(21)
02/2013		1,073		6,712	HUS	0	(22)	(22)
02/2013		4,051		25,808	JPM	0	(8)	(8)
06/2013	EUR	100		$127	CBK	0	0	0
06/2013		4,900		6,205	UAG	0	(24)	(24)
04/2014		$1,248	CNY	7,915	CBK	0	(26)	(26)
10/2016	JPY	120,988		$1,710	DUB	101	0	101

						$745	$(580)	$165

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$6,411	$0	$6,411
Corporate Bonds & Notes
Banking & Finance	200	22,660	0	22,860
Industrials	0	5,042	0	5,042
Utilities	0	2,065	0	2,065
Convertible Bonds & Notes
Industrials	0	1,784	0	1,784
Municipal Bonds & Notes
California	0	4,240	0	4,240
Massachusetts	0	4,453	0	4,453
U.S. Government Agencies	0	33,722	448	34,170
U.S. Treasury Obligations	0	57,860	0	57,860
Mortgage-Backed Securities	0	18,356	894	19,250
Asset-Backed Securities	0	21,447	3,058	24,505
Sovereign Issues	0	16,198	0	16,198
Short-Term Instruments
Repurchase Agreements	0	26,238	0	26,238
Short-Term Notes	0	8,295	0	8,295
PIMCO Short-Term Floating NAV Portfolio	5,319	0	0	5,319
Purchased Options
Credit Contracts	0	30	0	30

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Equity Contracts	$11	$0	$0	$11
Foreign Exchange Contracts	0	58	0	58
Interest Rate Contracts	0	79	1,091	1,170
	$5,530	$228,938	$5,491	$239,959

Short Sales, at value	$0	$(51,487)	$0	$(51,487)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	428	0	428
Foreign Exchange Contracts	0	745	0	745
Interest Rate Contracts	848	1,537	83	2,468
	$848	$2,710	$83	$3,641

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(645)	0	(645)
Foreign Exchange Contracts	0	(580)	0	(580)
Interest Rate Contracts	(26)	(995)	(78)	(1,099)
	$(26)	$(2,220)	$(78)	$(2,324)

Totals	$6,352	$177,941	$5,496	$189,789

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$447	$0	$0	$0	$0	$1	$0	$0	$448	$1
Mortgage-Backed Securities	959	0	(83)	1	11	6	0	0	894	4
Asset-Backed Securities	0	3,114	(64)	3	12	(7)	0	0	3,058	(7)
Purchased Options
Interest Rate Contracts	721	1,133	(565)	0	(97)	(101)	0	0	1,091	(42)

	$2,127	$4,247	$(712)	$4	$(74)	$(101)	$0	$0	$5,491	$(44)

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$20	$0	$0	$0	$0	$63	$0	$0	$83	$83

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(9)	$0	$0	$0	$0	$(69)	$0	$0	$(78)	$(78)

Totals	$2,138	$4,247	$(712)	$4	$(74)	$(107)	$0	$0	$5,496	$(39)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$448	Benchmark Pricing	Base Price	110.03
Mortgage-Backed Securities	894	Third Party Vendor	Broker Quote	85.00
Asset-Backed Securities	3,058	Benchmark Pricing	Base Price	100.18
Purchased Options
Interest Rate Contracts	1,091	Indicative Market Quotations	Broker Quote	7.79-11.26

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	83	Indicative Market Quotations	Broker Quote	0.06-0.08

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(78)	Indicative Market Quotations	Broker Quote	(0.05)-(0.08)

Total	$5,496

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$30	$11	$58	$1,170	$1,269
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	289	289
Unrealized appreciation on foreign currency contracts	0	0	0	745	0	745
Unrealized appreciation on OTC swap agreements	0	418	0	0	1,458	1,876

	$0	$448	$11	$803	$2,917	$4,179

Liabilities:
Written options outstanding	$0	$28	$0	$0	$213	$241
Variation margin payable on financial derivative instruments (2)	0	130	0	0	12	142
Unrealized depreciation on foreign currency contracts	0	0	0	580	0	580
Unrealized depreciation on OTC swap agreements	0	343	0	0	261	604

	$0	$501	$0	$580	$486	$1,567

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(85)	$(124)	$(52)	$(423)	$(684)
Net realized (loss) on futures contracts	0	0	0	0	(870)	(870)
Net realized gain on written options	0	334	0	6	219	559
Net realized (loss) on swaps	0	(384)	0	0	(2,633)	(3,017)
Net realized gain on foreign currency transactions	0	0	0	230	0	230

	$0	$(135)	$(124)	$184	$(3,707)	$(3,782)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$25	$(32)	$(13)	$(334)	$(354)
Net change in unrealized appreciation on futures contracts	0	0	0	0	918	918
Net change in unrealized (depreciation) on written options	0	(51)	0	(6)	(33)	(90)
Net change in unrealized appreciation on swaps	0	71	0	0	2,835	2,906
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	294	0	294

	$0	$45	$(32)	$275	$3,386	$3,674

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $822 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(701) as reported in the Notes to Schedule of Investments.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(o)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$85	$0	$85
BPS	119	0	119
BRC	290	(350)	(60)
CBK	25	0	25
DUB	247	(280)	(33)
FBF	201	(260)	(59)
GLM	316	(330)	(14)
GSC	18	0	18
GST	4	0	4
HUS	724	(670)	54
JPM	71	(160)	(89)
MSC	(22)	(125)	(147)
MYC	714	(710)	4
RYL	129	0	129
SOG	13	0	13
UAG	301	(260)	41

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Unconstrained Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the

New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be

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Notes to Financial Statements (Cont.)

appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis

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Notes to Financial Statements (Cont.)

based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest,

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including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

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(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the

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Notes to Financial Statements (Cont.)

Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

SEMIANNUAL REPORT	JUNE 30, 2012	31

Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.30%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2012, the remaining recoverable amount to PIMCO was $29,779.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$3,911	$5,107	$(3,700)	$1	$0	$5,319	$7

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$832,765	$828,079	$59,357	$39,502

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Period from 05/02/2011 to 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	7,004	69,764	16,940	168,576
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	138	1,371	122	1,200
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(2,105)	(21,002)	(727)	(7,173)
Net increase resulting from Portfolio share transactions	5,038	$50,143	16,335	$162,603

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 79% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$238,317	$4,385	$(2,743)	$1,642

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	HKD	Hong Kong Dollar	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	TWD	Taiwanese Dollar
EUR	Euro	KRW	South Korean Won	USD	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	EONIA	Euro OverNight Index Average	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	JUNE 30, 2012	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT75SAR_063012

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2012

PIMCO Unconstrained Bond Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2012. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

During the six-month reporting period, market volatility remained high and investors were focused on a slowing global economy and the ongoing uncertainty in Europe. While central banks’ liquidity measures led to a market rebound in the first quarter of the reporting period, risk assets came under renewed pressure in the second quarter as European political uncertainty intensified, sovereigns and financials were downgraded, and weaker U.S. economic data challenged the modest U.S. cyclical recovery. Most major economies showed signs of growth deceleration, and stubbornly high unemployment in the U.S. and Europe also began to impact consumer sentiment and spending. The Federal Reserve (the “Fed”) continued to indicate that economic conditions were likely to warrant exceptionally low interest rates at least through 2014. The Fed responded to growing economic strains by extending through the end of 2012 its renewed “Operation Twist” program, which extends the average maturity of its holdings of securities, and also signaled willingness for further monetary easing if weakness in the U.S. economy persists.

Investors were somewhat relieved by the result of the Greek election on June 17 in which the New Democracy party won sufficient number of votes to be the largest party in the Greek Parliament, helping to form a pro-euro coalition government. However, this improved investor sentiment was offset by rising yields on Spanish sovereign debt that reached new highs towards the latter part of the period. This led the independent ratings agencies to downgrade Spain’s credit rating as well as a round of downgrades on Spanish banks. In addition, concern over the solvency of Spanish banks forced the Spanish government to request eurozone rescue loans for its undercapitalized banks. Towards the very end of the period, investor sentiment regained some hope in reaction to the European Union summit in late June that resulted in agreements on short-term stabilization measures whereby the European Stability Mechanism (a pan-eurozone financial supervisor) would be able to invest capital directly into ailing banks, marking a step closer to a more integrated fiscal union.

In our opinion, the problems in Europe should remain factors causing continued sovereign credit market downside and market volatility. It highlights a number of issues facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, high unemployment, currency rigidity, and high sovereign debt levels.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

Risk aversion drove interest rates down across developed markets, including in the U.S. and Germany where yields touched historic lows. By contrast, sovereign yields in Spain and Italy rose towards prohibitive levels. Yields on U.S. Treasury securities reversed an upward trend in the first quarter of the reporting period and declined significantly in the second quarter, ending the period lower (with prices on these securities therefore higher). Investors looked to U.S. Treasuries for their perceived safety and quality due to increasing concern of a global economic slowdown and continued uncertainty in Europe. The benchmark ten-year U.S. Treasury note yielded 1.64% at the end of the reporting period, as compared to 1.88% on December 31, 2011. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 2.37% for the period.

■

The Fed kept the Federal Funds Rate anchored within a range of zero to 0.25%; the Bank of England held its key lending rate at 0.50% and initiated increased monetary stimulus to shore up the U.K. economy; and outside of the reporting period on July 5, 2012, the European Central Bank reduced its main policy rate to 0.75% from 1.00%.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 4.04% over the period, as represented by the Barclays U.S. TIPS Index. U.S. TIPS gained on a rally in longer-dated real yields given weak economic data and rising expectations for further easing actions by the Fed, but trailed their nominal counterparts as nominal yields saw a more significant rally. Shorted-dated U.S. TIPS sold off as real yields increased amid a sharp drop in many

2	PIMCO VARIABLE INSURANCE TRUST

commodity prices. With short maturity nominal yields anchored at nearly zero due to Fed policy, changes in short term inflation expectations were the main driver of short-dated real yields.

■

Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 3.70% over the period. The sell-off in commodities was led by lower energy and industrial metals prices. Within the energy sector, crude oil prices declined on the re-pricing of global growth despite continued tensions in the Middle East. Natural gas sold off due to a very mild winter in the U.S.; however, natural gas prices rebounded somewhat in the second quarter amid hot weather conditions and expected cooling demand. The industrial metals sector performed poorly as markets priced in reduced demand from slower global growth, particularly within China, the U.S. and Europe.

■

Investment grade corporate bonds and high yield credits outperformed like-duration U.S. Treasuries as corporate fundamentals generally remained robust. The bonds of financial companies outpaced the broader corporate market, particularly late in the reporting period, as the impact from ratings downgrades of U.S. banks were largely benign. Despite uncertain market conditions, issuance remained resilient, while primary market demand remained strong as investors continued to place a premium on liquidity.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries over the entire reporting period on strong demand from banks and mortgage real estate investment trusts (“REITs”), despite underperforming in the last quarter of the reporting period. Lower coupon mortgages generally outperformed higher coupon mortgages due to elevated prepayment fears as government streamlined refinance programs became more efficient. Commercial mortgage-backed securities (“CMBS”) outperformed U.S. Treasuries due to increased demand for higher yielding risk assets and non-Agency MBS performed well, driven by signs of a bottom in the housing market and positive supply data.

■

Global equity markets generally posted positive returns but were highly volatile throughout the reporting period as investors oscillated between being “risk on” or “risk off” in response to a slowing global economy and on-going uncertainty in the eurozone. U.S. equities, as measured by the S&P 500 Index, returned 9.49%; global equities, as represented by the MSCI World Index, returned 5.91%. Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index, returned 3.93%.

■

EM fixed income assets managed to post strong returns despite a volatile market environment. U.S. dollar-denominated EM assets outperformed locally-denominated EM assets, benefiting from the rally in U.S. Treasuries as well as from spread compression during the “risk-on” period for investors. Overall, countries with lower credit quality generally fared better than their investment grade counterparts. In the local space, amidst the months in which risk appetite ebbed, EM currencies suffered. As such, EM currencies were the worst performers during the first half of the reporting period, but nonetheless managed to post positive returns. Local EM debt posted positive returns and benefited from the rally that drove down local yields and led to higher local currency values.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2012

SEMIANNUAL REPORT	JUNE 30, 2012	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Unconstrained Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates ) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (800) 927-4648, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (800) 927-4648 and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2012 to June 30, 2012 unless noted otherwise in the Portfolio Summary.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2012	5

PIMCO Unconstrained Bond Portfolio

Allocation Breakdown‡
U.S. Treasury Obligations	24.1%
Short-Term Instruments	16.6%
U.S. Government Agencies	14.2%
Corporate Bonds & Notes	12.5%
Asset-Backed Securities	10.2%
Mortgage-Backed Securities	8.0%
Sovereign Issues	6.8%
Other	7.6%
‡	% of Total Investments as of 06/30/12

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2012
Class Inception (04/30/2012)
PIMCO Unconstrained Bond Portfolio Institutional Class	1.50%
3 Month USD LIBOR Index±	0.08%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Institutional Class shares.

± 3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/12) (a)	$1,000.00	$1,000.00
Ending Account Value (06/30/12)	$1,015.00	$1,020.39
Expenses Paid During Period*	$1.51	$4.52
Net Annualized Expense Ratio	0.90%	0.90%

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

(a) The Beginning Account Value is reflective as of 4/30/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since the inception date of 4/30/12). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Exposure to investment grade corporates benefited performance, driven primarily by exposure to the financials sector, as the sector outperformed the broader corporate market. According to the Barclays Global Corporate Index, financials returned 5.70%, while the broad corporate index returned 4.17% over the reporting period.

»

Exposure to non-Agency mortgages added to performance. The ABX 06-2 Index, which generally tracks the price performance of non-Agency mortgages, increased from $42.75 to $51.26 over the reporting period.

»

U.S. duration positioning (or sensitivity to changes in market interest rates) benefited performance as U.S. Treasury yields fell over the reporting period. Long exposure to sovereign yields was offset by short duration hedging positions, primarily via interest rate swaps, as swap yields also declined.

»	Non-U.S. duration positioning benefited performance, mainly driven by long exposure to rates in Australia, as yields decreased over the reporting period.

»

Exposure to emerging markets contributed to performance, driven by long exposure to rates in Brazil. Exposure was focused on the short-end of the yield curve, where two-year swap rates declined from 10.48% to 8.17% over the reporting period.

»

Modest exposure to municipal bonds, including California Build America Bonds, added to returns. The Barclays Municipal Bond Index and the Barclays Build America Bonds Total Return Index increased 3.66% and 7.06%, respectively, over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Unconstrained Bond Portfolio

Selected Per Share Data for the Period Ended:	04/30/2012-06/30/2012+

Institutional Class
Net asset value beginning of period	$9.98
Net investment income (a)	0.04
Net realized/unrealized gain	0.11
Total income from investment operations	0.15
Dividends from net investment income	(0.03)
Total distributions	(0.03)
Net asset value end of period	$10.10
Total return	1.50%
Net assets end of period (000s)	$10
Ratio of expenses to average net assets	0.90	%*
Ratio of expenses to average net assets excluding waivers	0.90	%*
Ratio of expenses to average net assets excluding interest expense	0.90	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.90	%*
Ratio of net investment income to average net assets	2.46	%*
Portfolio turnover rate	445	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	7

Statement of Assets and Liabilities PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2012

Assets:
Investments, at value	$208,402
Investments in Affiliates, at value	5,319
Repurchase agreements, at value	26,238
Cash	11
Deposits with counterparty	144
Foreign currency, at value	813
Receivable for investments sold	119,584
Receivable for Portfolio shares sold	321
Interest and dividends receivable	1,276
Dividends receivable from Affiliates	1
Variation margin receivable on financial derivative instruments	289
OTC swap premiums paid	1,044
Unrealized appreciation on foreign currency contracts	745
Unrealized appreciation on OTC swap agreements	1,876
366,063

Liabilities:
Payable for investments purchased	$93,588
Payable for investments in Affiliates purchased	1
Payable for short sales	51,487
Deposits from counterparty	3,020
Payable for Portfolio shares redeemed	15
Written options outstanding	241
Accrued investment advisory fees	107
Accrued supervisory and administrative fees	54
Accrued servicing fees	27
Variation margin payable on financial derivative instruments	142
Reimbursement to PIMCO	3
OTC swap premiums received	263
Unrealized depreciation on foreign currency contracts	580
Unrealized depreciation on OTC swap agreements	604
Other liabilities	1
150,133

Net Assets	$215,930

Net Assets Consist of:
Paid in capital	$212,745
Undistributed net investment income	2,153
Accumulated undistributed net realized (loss)	(2,371)
Net unrealized appreciation	3,403
$215,930

Net Assets:
Institutional Class	$10
Administrative Class	215,920

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	21,372

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.10
Administrative Class	10.10

Cost of Investments	$206,715
Cost of Investments in Affiliates	$5,319
Cost of Repurchase Agreements	$26,238
Cost of Foreign Currency Held	$798
Proceeds Received on Short Sales	$51,350
Premiums Received on Written Options	$422

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2012

Investment Income:
Interest, net of foreign taxes*	$3,021
Dividends from Affiliate investments	7
Total Income	3,028

Expenses:
Investment advisory fees	560
Supervisory and administrative fees	280
Servicing fees – Administrative Class	146
Trustees’ fees	1
Interest expense	1
Miscellaneous expense	4
Total Expenses	992

Net Investment Income	2,036

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,447
Net realized gain on Affiliate investments	1
Net realized (loss) on futures contracts	(870)
Net realized gain on written options	559
Net realized (loss) on swaps	(3,017)
Net realized gain on foreign currency transactions	232
Net change in unrealized appreciation on investments	2,471
Net change in unrealized appreciation on futures contracts	918
Net change in unrealized depreciation on written options	(90)
Net change in unrealized appreciation on swaps	2,906
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	311
Net Gain	4,868

Net Increase in Net Assets Resulting from Operations	$6,904

*Foreign tax withholdings	$1

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	9

Statements of Changes in Net Assets PIMCO Unconstrained Bond Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2012 (Unaudited)	Period From May 2, 2011 to December 31, 2011

Increase in Net Assets from:

Operations:
Net investment income	$2,036	$2,117
Net realized (loss)	(1,649)	(143)
Net realized gain (loss) on Affiliate investments	1	(18)
Net change in unrealized appreciation (depreciation)	6,516	(3,114)
Net change in unrealized appreciation on Affiliate investments	0	1
Net increase (decrease) resulting from operations	6,904	(1,157)

Distributions to Shareholders:
From net investment income
Institutional Class	0 +	0
Administrative Class	(1,371)	(1,192)

Total Distributions	(1,371)	(1,192)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	50,143	162,603

Total Increase in Net Assets	55,676	160,254

Net Assets:
Beginning of period	160,254	0
End of period*	$215,930	$160,254

*Including undistributed net investment income of:	$2,153	$1,488

+	The amount is less than $500.
**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Portfolio

June 30, 2012 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.0%
AES Corp.
4.250% due 05/27/2018		$2,469	$2,472
Awas Aviation Capital Ltd.
3.250% due 06/25/2018		3,000	3,001
Springleaf Finance Corp.
5.500% due 05/10/2017		200	189
Terex Corp.
6.000% due 04/28/2017	EUR	596	749

Total Bank Loan Obligations (Cost $6,492)			6,411

CORPORATE BONDS & NOTES 13.9%

BANKING & FINANCE 10.6%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		$1,300	1,281
American International Group, Inc.
8.250% due 08/15/2018		1,200	1,453
Banco Bradesco S.A.
2.566% due 05/16/2014		300	300
Bank of America Corp.
5.650% due 05/01/2018		800	857
7.625% due 06/01/2019		1,200	1,414
Barclays Bank PLC
1.509% due 01/13/2014		600	601
Citigroup, Inc.
2.467% due 08/13/2013		200	201
3.953% due 06/15/2016		100	103
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (b)		200	200
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		600	642
7.500% due 08/01/2012		400	402
Goldman Sachs Group, Inc.
3.625% due 02/07/2016		600	601
5.375% due 03/15/2020		1,200	1,238
HSBC Bank PLC
3.100% due 05/24/2016		350	362
HSBC Holdings PLC
5.100% due 04/05/2021		1,200	1,343
International Lease Finance Corp.
6.500% due 09/01/2014		800	848
JPMorgan Chase & Co.
3.450% due 03/01/2016		600	623
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,100	1,486
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,285
Merrill Lynch & Co., Inc.
5.571% due 10/04/2012		400	402
Morgan Stanley
5.750% due 01/25/2021		400	395
Prudential Covered Trust
2.997% due 09/30/2015		900	915
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	181
Rabobank Group
6.875% due 03/19/2020	EUR	1,000	1,238
Royal Bank of Scotland Group PLC
4.375% due 03/16/2016		$600	616
5.625% due 08/24/2020		1,200	1,276
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		300	303
SLM Corp.
0.766% due 01/27/2014		400	382
5.000% due 04/15/2015		500	507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 01/25/2016	$200	$211
Union Bank N.A.
1.417% due 06/06/2014	1,200	1,194

		22,860

INDUSTRIALS 2.3%
ALROSA Finance S.A.
7.750% due 11/03/2020	600	631
Altria Group, Inc.
4.750% due 05/05/2021	500	569
Audatex North America, Inc.
6.750% due 06/15/2018	550	582
Barrick North America Finance LLC
4.400% due 05/30/2021	100	108
BMW U.S. Capital LLC
0.918% due 12/21/2012	1,600	1,598
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	729
Hewlett-Packard Co.
0.747% due 05/24/2013	300	299
Massachusetts Institute of Technology
5.600% due 07/01/2111	100	140
Noble Group Ltd.
6.625% due 08/05/2020	400	386

		5,042

UTILITIES 1.0%
AES Corp.
7.375% due 07/01/2021	1,100	1,229
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	836

		2,065

Total Corporate Bonds & Notes (Cost $29,926)		29,967

CONVERTIBLE BONDS & NOTES 0.8%

INDUSTRIALS 0.8%
Electronic Arts, Inc.
0.750% due 07/15/2016	1,800	1,584
Transocean, Inc.
1.500% due 12/15/2037	200	200

Total Convertible Bonds & Notes (Cost $1,997)		1,784

MUNICIPAL BONDS & NOTES 4.0%

CALIFORNIA 2.0%
California State General Obligation Bonds, (BABs), Series
2010 7.950% due 03/01/2036	2,550	3,020
California State General Obligation Notes, Series
2009 5.450% due 04/01/2015	1,100	1,220

		4,240

MASSACHUSETTS 2.0%
Massachusetts Port Authority Revenue Bonds, Series
2011 6.202% due 07/01/2031	3,900	4,453

Total Municipal Bonds & Notes (Cost $7,890)		8,693

U.S. GOVERNMENT AGENCIES 15.8%
Fannie Mae
2.500% due 04/01/2027 - 08/01/2027	4,000	4,116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 07/01/2027 - 07/01/2042		$6,000	$6,178
3.500% due 09/01/2013 - 11/01/2025		404	425
4.000% due 07/01/2025 - 07/01/2042		1,660	1,768
5.500% due 08/01/2042		2,000	2,181
Freddie Mac
1.741% due 10/25/2021 (a)		399	44
1.750% due 05/30/2019		400	410
4.000% due 08/01/2042		5,000	5,299
4.500% due 03/01/2039 - 07/01/2042		4,584	4,901
5.500% due 06/01/2037 - 08/15/2051		1,327	1,459
Ginnie Mae
3.000% due 08/01/2042		3,000	3,109
3.500% due 07/01/2042		4,000	4,280

Total U.S. Government Agencies (Cost $34,040)			34,170

U.S. TREASURY OBLIGATIONS 26.8%
U.S. Treasury Bonds
3.000% due 05/15/2042		3,700	3,884
3.500% due 02/15/2039		1,000	1,159
6.250% due 08/15/2023 (f)(g)		8,400	12,211
7.125% due 02/15/2023		200	306
7.250% due 08/15/2022		100	153
7.500% due 11/15/2024		400	647
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		5,998	6,359
0.625% due 07/15/2021 (g)		1,123	1,253
0.750% due 02/15/2042		1,120	1,182
1.125% due 01/15/2021 (f)(g)		3,681	4,245
2.125% due 02/15/2041		1,681	2,409
U.S. Treasury Notes
0.875% due 01/31/2017		900	908
1.250% due 01/31/2019		2,500	2,536
1.375% due 12/31/2018		2,100	2,149
1.375% due 02/28/2019		6,000	6,132
2.000% due 02/15/2022		400	414
2.125% due 08/15/2021 (f)(g)		8,400	8,838
3.125% due 05/15/2019		900	1,024
3.125% due 05/15/2021		1,800	2,051

Total U.S. Treasury Obligations (Cost $55,752)			57,860

MORTGAGE-BACKED SECURITIES 8.9%
Banc of America Large Loan, Inc
1.992% due 11/15/2015		2,713	2,572
BCAP LLC Trust
5.250% due 06/26/2036		1,052	894
Bear Stearns Adjustable Rate Mortgage Trust
2.749% due 01/25/2035		79	71
Countrywide Alternative Loan Trust
6.000% due 02/25/2037		888	576
6.000% due 05/25/2037		767	506
First Horizon Alternative Mortgage Securities
2.592% due 06/25/2034		455	405
First Horizon Asset Securities, Inc.
5.397% due 11/25/2037		5,248	3,520
Granite Mortgages PLC
1.298% due 09/20/2044	GBP	496	752
Harborview MortgageLoan Trust
0.653% due 11/19/2034		$120	70
Indymac Index Mortgage Loan Trust
2.716% due 10/25/2034		86	75

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	11

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Alternative Loan Trust
0.395% due 07/25/2036		$494	$462
RBSSP Resecuritization Trust
0.495% due 02/26/2037		1,717	1,406
RMAC Securities PLC
1.141% due 06/12/2044	GBP	2,287	2,733
Structured Asset Securities Corp.
5.500% due 09/25/2035		$1,071	1,005
Thornburg Mortgage Securities Trust
1.495% due 06/25/2037		213	178
5.750% due 06/25/2037		1,085	959
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		1,117	1,040
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045		176	143
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		1,100	990
2.624% due 06/25/2035		898	893

Total Mortgage-Backed Securities (Cost $19,203)			19,250

ASSET-BACKED SECURITIES 11.3%
Access Group, Inc.
1.766% due 10/27/2025		904	910
Avoca CLO BV
1.433% due 09/15/2021	EUR	2,454	2,938
Bear Stearns Asset-Backed Securities Trust
0.445% due 04/25/2037		$1,100	724
1.495% due 08/25/2037		322	206
Chester Asset Receivables Dealings Issuer PLC
1.198% due 04/15/2016	GBP	600	923
Citigroup Mortgage Loan Trust, Inc.
0.385% due 08/25/2036		$137	62
Countrywide Asset-Backed Certificates
0.375% due 06/25/2047		764	724
0.385% due 08/25/2037		4,000	1,954
0.395% due 04/25/2047		1,900	1,014
0.395% due 06/25/2047		3,500	1,943
0.435% due 06/25/2047		4,000	2,132
0.505% due 05/25/2036		235	226
0.525% due 09/25/2036		4,500	1,633
0.595% due 05/25/2036		400	269
5.103% due 05/25/2035		800	650
5.595% due 08/25/2035		600	419
5.884% due 07/25/2036		300	137
Credit-Based Asset Servicing and Securitization LLC
5.122% due 03/25/2037		3,440	1,155

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAMP Trust
0.475% due 03/25/2047		$2,000	$655
Morgan Stanley ABS Capital
0.385% due 11/25/2036		300	116
Olympic CLO Ltd.
0.947% due 05/15/2016		18	18
Penarth Master Issuer PLC
0.893% due 05/18/2015		600	601
Securitized Asset-Backed Receivables LLC
1.010% due 02/25/2034		833	639
SLM Student Loan Trust
2.350% due 04/15/2039		726	732
Structured Asset Investment Loan Trust
0.605% due 10/25/2035		812	667
Triaxx Prime CDO
0.505% due 10/02/2039		3,840	3,058

Total Asset-Backed Securities (Cost $25,283)			24,505

SOVEREIGN ISSUES 7.5%
Australia Government Bond
5.500% due 12/15/2013	AUD	1,400	1,495
Canada Government Bond
2.750% due 09/01/2016	CAD	1,300	1,355
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	396
10.000% due 12/05/2024		8,060	848
Province of Ontario
2.450% due 06/29/2022		$1,000	990
Province of Quebec
2.750% due 08/25/2021		2,000	2,075
3.500% due 12/01/2022	CAD	500	517
Republic of Germany
1.750% due 06/14/2013	EUR	5,000	6,428
Russia Government International Bond
4.500% due 04/04/2022		$800	840
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022 (b)		600	602
6.902% due 07/09/2020		600	652

Total Sovereign Issues (Cost $16,091)			16,198

SHORT-TERM INSTRUMENTS 18.5%

REPURCHASE AGREEMENTS 12.2%
Banc of America Securities LLC
0.190% due 07/02/2012		21,500	21,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.250% due 03/15/2014 valued at $22,014. Repurchase proceeds are $21,500.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	$4,100	$4,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.125% due 11/30/2014 valued at $4,189. Repurchase proceeds are $4,100.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	638	638
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $654. Repurchase proceeds are $638.)

		26,238

SHORT-TERM NOTES 3.8%
Fannie Mae
0.157% due 12/05/2012	1,000	1,000
Freddie Mac
0.162% due 12/17/2012 - 01/22/2013	7,300	7,295

		8,295

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.5%
PIMCO Short-Term Floating NAV Portfolio	530,871	5,319

Total Short-Term Instruments (Cost $39,850)		39,852

PURCHASED OPTIONS (i) 0.6%
(Cost $1,748)		1,269

Total Investments 111.1% (Cost $238,272)		$239,959

Written Options (j) (0.1%) (Premiums $422)		(241)

Other Assets and Liabilities (Net) (11.0%)		(23,788)

Net Assets 100.0%		$215,930

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $3,318 at a weighted average interest rate of 0.078%.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(f)	Securities with an aggregate market value of $974 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond September Futures	Short	09/2012	159	$843
U.S. Treasury 5-Year Note September Futures	Short	09/2012	132	(26)
U.S. Treasury 30-Year Bond September Futures	Short	09/2012	41	5

				$822

(g)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,785 and cash of $144 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$	4,416	$99	$(213)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		4,703	161	(37)
CDX.IG-16 5-Year Index	(1.000%)	06/20/2016		2,000	(3)	(24)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017		900	5	10

					$262	$(264)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016	CAD	1,800	$13	$18
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021		200	6	6
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022		200	1	1
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041		200	(1)	0
Receive	3-Month CAD Bank Bill	2.400%	03/17/2042		200	(1)	0
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$	10,400	(117)	(37)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		11,800	(315)	(172)
Receive	3-Month USD-LIBOR	2.750%	06/20/2032		5,000	(319)	(328)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	AUD	2,000	(9)	(17)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		1,600	27	21
Receive	6-Month EUR-EURIBOR	2.100%	06/18/2022	EUR	3,300	(44)	(44)
Receive	6-Month EUR-EURIBOR	2.500%	09/19/2032		1,500	(53)	(1)
Receive	6-Month EUR-EURIBOR	2.000%	09/19/2042		1,000	89	83
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	JPY	200,000	(161)	33

						$(884)	$(437)

(h)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.579%	$	100	$2	$0	$2
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.869%		100	(1)	(1)	0
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.833%		100	(1)	(1)	0
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	2.440%	EUR	200	15	9	6
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	2.475%		300	25	31	(6)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	2.440%		300	23	13	10
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	2.475%		200	17	21	(4)
Brunswick Corp.	JPM	(1.000%	)	09/20/2016	2.191%	$	3,000	142	425	(283)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.983%		100	0	0	0
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.983%		100	0	1	(1)
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	1.003%		300	0	(2)	2
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.437%		400	(10)	(10)	0
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.617%		100	(2)	(2)	0
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.617%		100	(2)	(2)	0
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	1.515%		300	6	4	2
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	3.869%	EUR	100	13	9	4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	13

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	3.869%	EUR	100	$13	$7	$6
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.197%	$	100	(3)	(2)	(1)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.714%		100	(1)	(2)	1
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.458%		100	(2)	(2)	0
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.550%		300	(6)	(8)	2
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.492%		100	(2)	(2)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.317%		100	(3)	(3)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.461%		100	(2)	(3)	1
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	4.915%	EUR	100	31	10	21
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.449%	$	100	2	(1)	3
Kroger Co.	BOA	(1.000%	)	12/20/2016	1.023%		300	0	(1)	1
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	2.256%		400	22	21	1
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	2.256%		100	6	6	0
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.766%		100	(1)	(2)	1
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.646%		100	(1)	(3)	2
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.766%		300	(3)	(5)	2
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	1.378%		1,500	25	11	14
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	1.442%		300	6	0	6
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	1.307%		100	1	1	0
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	1.378%		200	3	3	0
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	1.442%		200	4	1	3
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.951%		200	(1)	3	(4)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	1.072%		800	3	(3)	6
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	1.123%		400	3	(3)	6
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.951%		100	(1)	2	(3)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	1.072%		200	1	(1)	2
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.306%		100	1	0	1
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.899%		100	0	0	0
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.500%		300	(7)	(9)	2
Rabobank Group	CBK	(1.000%	)	03/20/2017	1.173%	EUR	200	2	3	(1)
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.476%	$	200	(5)	(6)	1
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.407%		100	(3)	(3)	0
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.476%		300	(8)	(10)	2
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.503%		100	2	1	1
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.503%		100	2	1	1
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.323%	EUR	200	3	6	(3)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.323%		100	2	4	(2)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.323%		100	1	3	(2)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	1.361%	$	100	1	0	1
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	1.361%		200	3	1	2
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	1.361%		100	2	1	1
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.724%		400	16	7	9
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.724%		100	5	2	3
Target Corp.	BOA	(1.000%	)	09/20/2016	0.393%		100	(2)	(2)	0
Target Corp.	BOA	(1.000%	)	03/20/2017	0.444%		900	(24)	(22)	(2)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.465%		300	(8)	(9)	1
Target Corp.	FBF	(1.000%	)	06/20/2017	0.465%		200	(5)	(6)	1
Target Corp.	JPM	(1.000%	)	09/20/2016	0.393%		200	(5)	(4)	(1)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.374%		100	(2)	(2)	0
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.342%		100	(3)	(3)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.341%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.450%		400	(11)	(13)	2
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.657%		100	(3)	(2)	(1)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.852%		100	(1)	1	(2)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.894%		100	0	2	(2)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.852%		300	(2)	4	(6)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.894%		100	(1)	2	(3)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.894%		200	(1)	5	(6)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.270%		100	1	2	(1)

								$268	$470	$(202)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized Appreciation
China Government International Bond	CBK	1.000%	12/20/2016	1.028%	$	100	$0	$(5)	$5

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	4,500	$151	$35	$116
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		900	124	123	1
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016		800	28	17	11
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		2,500	95	28	67
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		1,700	64	18	46
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		500	44	35	9
iTraxx Europe Senior Financials 17 Index	DUB	(1.000%	)	06/20/2017		400	35	20	15
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	10,000	3	5	(2)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	3	5	(2)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		10,000	4	6	(2)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		10,000	2	5	(3)

							$553	$297	$256

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045	$	245	$(23)	$(36)	$13
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051		100	(9)	(12)	3

						$(32)	$(48)	$16

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.348%	03/20/2013	MYC	EUR	23,100	$11	$0	$11
Pay	1-Day EUR-EONIA Compounded-OIS	0.350%	03/20/2013	GLM		22,600	11	0	11
Pay	1-Day EUR-EONIA Compounded-OIS	0.370%	03/20/2013	DUB		43,800	24	0	24
Receive	1-Day EUR-EONIA Compounded-OIS	0.570%	03/19/2014	DUB		43,800	(30)	0	(30)
Receive	1-Day EUR-EONIA Compounded-OIS	0.568%	03/19/2014	GLM		22,600	(15)	0	(15)
Receive	1-Day EUR-EONIA Compounded-OIS	0.515%	03/19/2014	MYC		23,100	(12)	0	(12)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC	BRL	2,400	42	2	40
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		17,300	608	3	605
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		3,600	54	2	52
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		3,000	46	3	43
Receive	3-Month EUR-EURIBOR	0.805%	03/20/2013	DUB	EUR	43,800	(43)	0	(43)
Receive	3-Month EUR-EURIBOR	0.760%	03/20/2013	GLM		22,600	(19)	0	(19)
Receive	3-Month EUR-EURIBOR	0.705%	03/20/2013	MYC		23,100	(16)	0	(16)
Pay	3-Month EUR-EURIBOR	0.840%	03/19/2014	MYC		23,100	18	0	18
Pay	3-Month EUR-EURIBOR	0.910%	03/19/2014	GLM		22,600	21	0	21
Pay	3-Month EUR-EURIBOR	0.935%	03/19/2014	DUB		43,800	44	0	44
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	BOA	AUD	100	0	1	(1)
Pay	6-Month AUD Bank Bill	4.250%	03/15/2023	BOA		300	4	1	3
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG		1,700	86	8	78
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		1,700	86	12	74
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,000	192	20	172
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		3,800	182	19	163

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	15

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC	AUD	500	$8	$2	$6
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	40,000	(16)	(5)	(11)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		400,000	(163)	(49)	(114)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS	MXN	12,200	115	39	76
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		2,800	26	9	17

							$1,264	$67	$1,197

(i)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.750%	07/30/2012	$	1,000	$55	$6
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	07/30/2012		1,000	60	6
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		1,700	96	5
Put - OTC 30-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	2.760%	07/11/2012		3,100	87	2
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		1,600	129	59
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	200	12	0
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		500	24	1

								$463	$79

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC CDX.HY-17 5-Year Index	BOA	Sell	98.250%	09/19/2012	$	1,700	$25	$19
Call - OTC CDX.HY-17 5-Year Index	CBK	Sell	98.000%	09/19/2012		900	15	11

							$40	$30

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus CNY	UAG	CNY	6.678	12/13/2012	$	200	$2	$0
Call - OTC USD versus CNY	UAG		6.684	12/13/2012		200	2	0
Call - OTC USD versus CNY	DUB		6.533	01/08/2013		700	5	2
Call - OTC USD versus CNY	DUB		6.545	01/09/2013		869	6	2
Call - OTC USD versus CNY	DUB		6.548	01/09/2013		869	6	2
Call - OTC USD versus CNY	DUB		6.445	03/06/2013		850	4	4
Call - OTC USD versus CNY	HUS		6.450	03/06/2013		850	4	4
Call - OTC USD versus CNY	DUB		6.336	04/11/2013		3,400	44	44

							$73	$58

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,315.000	07/21/2012	15	$39	$11

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	09/19/2012	$	300	$26	$24
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012		700	59	55
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012		300	26	24
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012		300	26	23
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		1,300	114	106
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		400	35	33
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		700	59	55
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		700	59	55
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	08/16/2012		1,200	143	135

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

Straddle Options (Cont.)
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	11/21/2012	$	1,900	$210	$212
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	08/16/2012		1,200	143	135
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	11/21/2012		2,100	233	234

						$1,133	$1,091

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$	700	$5	$(12)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		700	17	(4)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		8,700	56	(142)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		8,700	214	(54)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	900	13	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		2,100	26	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.150%	09/24/2012	$	4,100	23	(1)

								$354	$(213)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	0.900%	09/19/2012	$	8,200	$25	$(10)
Call - OTC CDX.IG-17 5-Year Index	JPM	Buy	1.000%	12/19/2012		2,400	9	(8)
Put - OTC CDX.IG-17 5-Year Index	JPM	Sell	2.000%	12/19/2012		2,400	18	(5)
Call - OTC CDX.IG-17 5-Year Index	MYC	Buy	0.900%	09/19/2012		4,400	16	(5)

							$68	$(28)

Transactions in written call and put options for the period ended June 30, 2012:

	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2011	$38,660	EUR 7,100	$562
Sales	77,600	6,500	686
Closing Buys	(75,960)	(6,500)	(758)
Expirations	0	0	0
Exercised	0	(4,100)	(68)

Balance at 06/30/2012	$40,300	EUR 3,000	$422

(k)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	3.500%	07/01/2027	$18,000	$18,979	$(19,024)
Fannie Mae	3.500%	07/01/2042	8,000	8,372	(8,412)
Fannie Mae	4.500%	08/01/2042	5,000	5,353	(5,362)
Fannie Mae	5.000%	08/01/2042	2,000	2,162	(2,165)
Ginnie Mae	4.000%	07/01/2042	4,000	4,367	(4,370)
U.S. Treasury Bonds	3.125%	02/15/2042	2,000	2,180	(2,176)
U.S. Treasury Bonds	3.750%	08/15/2041	3,900	4,755	(4,771)
U.S. Treasury Notes	1.000%	09/30/2016	2,700	2,739	(2,750)
U.S. Treasury Notes	1.750%	05/15/2022	1,600	1,617	(1,619)
U.S. Treasury Notes	3.625%	02/15/2021	700	826	(837)

				$51,350	$(51,487)

(7)	Market value includes $105 of interest payable on short sales.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	17

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,993		$2,539	BPS	$17	$0	$17
07/2012		2,137		2,780	BRC	75	0	75
07/2012		26		33	CBK	0	0	0
07/2012		1,711		2,243	DUB	77	0	77
07/2012		2,066		2,685	FBF	76	(6)	70
07/2012		566		710	HUS	2	(8)	(6)
07/2012		1,993		2,541	JPM	19	0	19
07/2012	GBP	1,461		2,306	GSC	18	0	18
07/2012		1,461		2,304	HUS	15	0	15
07/2012		1,826		2,830	UAG	0	(30)	(30)
07/2012	INR	9,775		179	DUB	4	0	4
07/2012		27,811		510	HUS	12	0	12
07/2012		14,183		260	UAG	6	0	6
07/2012	KRW	1,079		1	BRC	0	0	0
07/2012	MYR	1,904		618	BRC	17	0	17
07/2012		$5,596	EUR	4,470	BPS	69	(9)	60
07/2012		145		117	BRC	3	0	3
07/2012		161		129	HUS	2	0	2
07/2012		532		421	JPM	3	(2)	1
07/2012		150		119	MSC	1	0	1
07/2012		233		185	RYL	1	0	1
07/2012		578		451	UAG	2	(9)	(7)
07/2012		7,409	GBP	4,748	UAG	27	0	27
07/2012		14	INR	782	HUS	0	0	0
07/2012		998		50,986	JPM	0	(84)	(84)
07/2012		1	KRW	1,079	UAG	0	0	0
07/2012		618	MYR	1,907	JPM	0	(16)	(16)
08/2012	AUD	6,088		$6,085	BOA	0	(124)	(124)
08/2012	BRL	950		486	BRC	16	0	16
08/2012	EUR	3,986		4,976	BPS	0	(70)	(70)
08/2012	GBP	4,667		7,282	UAG	0	(26)	(26)
08/2012	HKD	2,001		258	BRC	0	0	0
08/2012		2,312		298	CBK	0	0	0
08/2012	HUF	244,370		1,108	JPM	32	0	32
08/2012		$398	BRL	779	HUS	0	(13)	(13)
08/2012		563	HKD	4,373	UAG	0	0	0
08/2012		323	MXN	4,224	JPM	0	(8)	(8)
08/2012		3	SGD	3	UAG	0	0	0
09/2012	CAD	129		$126	FBF	0	(1)	(1)
09/2012		5		5	RBC	0	0	0
09/2012		1,797		1,748	UAG	0	(14)	(14)
09/2012	JPY	404,797		5,173	BPS	105	0	105
09/2012		22,475		284	RYL	2	0	2
09/2012	MXN	1,742		134	BRC	4	0	4
09/2012		3,563		274	HUS	9	0	9
09/2012		1,769		136	JPM	4	0	4
09/2012		7,024		540	UAG	18	0	18
09/2012		$853	BRL	1,751	MSC	8	0	8
09/2012		1	KRW	1,079	BRC	0	0	0
10/2012		INR782		$13	HUS	0	0	0
11/2012	TWD	9,774		328	CBK	0	(2)	(2)
11/2012		22,111		742	UAG	0	(4)	(4)
11/2012		$938	BRL	1,861	MSC	0	(31)	(31)
11/2012		459		911	UAG	0	(15)	(15)
11/2012		1,078	TWD	31,771	BRC	0	(7)	(7)
02/2013		1,713	CNY	10,802	BRC	0	(21)	(21)
02/2013		1,073		6,712	HUS	0	(22)	(22)
02/2013		4,051		25,808	JPM	0	(8)	(8)
06/2013	EUR	100		$127	CBK	0	0	0
06/2013		4,900		6,205	UAG	0	(24)	(24)
04/2014		$1,248	CNY	7,915	CBK	0	(26)	(26)
10/2016	JPY	120,988		$1,710	DUB	101	0	101

						$745	$(580)	$165

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$6,411	$0	$6,411
Corporate Bonds & Notes
Banking & Finance	200	22,660	0	22,860
Industrials	0	5,042	0	5,042
Utilities	0	2,065	0	2,065
Convertible Bonds & Notes
Industrials	0	1,784	0	1,784
Municipal Bonds & Notes
California	0	4,240	0	4,240
Massachusetts	0	4,453	0	4,453
U.S. Government Agencies	0	33,722	448	34,170
U.S. Treasury Obligations	0	57,860	0	57,860
Mortgage-Backed Securities	0	18,356	894	19,250
Asset-Backed Securities	0	21,447	3,058	24,505
Sovereign Issues	0	16,198	0	16,198
Short-Term Instruments
Repurchase Agreements	0	26,238	0	26,238
Short-Term Notes	0	8,295	0	8,295
PIMCO Short-Term Floating NAV Portfolio	5,319	0	0	5,319
Purchased Options
Credit Contracts	0	30	0	30

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Equity Contracts	$11	$0	$0	$11
Foreign Exchange Contracts	0	58	0	58
Interest Rate Contracts	0	79	1,091	1,170
	$5,530	$228,938	$5,491	$239,959

Short Sales, at value	$0	$(51,487)	$0	$(51,487)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	428	0	428
Foreign Exchange Contracts	0	745	0	745
Interest Rate Contracts	848	1,537	83	2,468
	$848	$2,710	$83	$3,641

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(645)	0	(645)
Foreign Exchange Contracts	0	(580)	0	(580)
Interest Rate Contracts	(26)	(995)	(78)	(1,099)
	$(26)	$(2,220)	$(78)	$(2,324)

Totals	$6,352	$177,941	$5,496	$189,789

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$447	$0	$0	$0	$0	$1	$0	$0	$448	$1
Mortgage-Backed Securities	959	0	(83)	1	11	6	0	0	894	4
Asset-Backed Securities	0	3,114	(64)	3	12	(7)	0	0	3,058	(7)
Purchased Options
Interest Rate Contracts	721	1,133	(565)	0	(97)	(101)	0	0	1,091	(42)

	$2,127	$4,247	$(712)	$4	$(74)	$(101)	$0	$0	$5,491	$(44)

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$20	$0	$0	$0	$0	$63	$0	$0	$83	$83

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(9)	$0	$0	$0	$0	$(69)	$0	$0	$(78)	$(78)

Totals	$2,138	$4,247	$(712)	$4	$(74)	$(107)	$0	$0	$5,496	$(39)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$448	Benchmark Pricing	Base Price	110.03
Mortgage-Backed Securities	894	Third Party Vendor	Broker Quote	85.00
Asset-Backed Securities	3,058	Benchmark Pricing	Base Price	100.18
Purchased Options
Interest Rate Contracts	1,091	Indicative Market Quotations	Broker Quote	7.79-11.26

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	83	Indicative Market Quotations	Broker Quote	0.06-0.08

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(78)	Indicative Market Quotations	Broker Quote	(0.05)-(0.08)

Total	$5,496

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	19

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$30	$11	$58	$1,170	$1,269
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	289	289
Unrealized appreciation on foreign currency contracts	0	0	0	745	0	745
Unrealized appreciation on OTC swap agreements	0	418	0	0	1,458	1,876

	$0	$448	$11	$803	$2,917	$4,179

Liabilities:
Written options outstanding	$0	$28	$0	$0	$213	$241
Variation margin payable on financial derivative instruments (2)	0	130	0	0	12	142
Unrealized depreciation on foreign currency contracts	0	0	0	580	0	580
Unrealized depreciation on OTC swap agreements	0	343	0	0	261	604

	$0	$501	$0	$580	$486	$1,567

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(85)	$(124)	$(52)	$(423)	$(684)
Net realized (loss) on futures contracts	0	0	0	0	(870)	(870)
Net realized gain on written options	0	334	0	6	219	559
Net realized (loss) on swaps	0	(384)	0	0	(2,633)	(3,017)
Net realized gain on foreign currency transactions	0	0	0	230	0	230

	$0	$(135)	$(124)	$184	$(3,707)	$(3,782)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$25	$(32)	$(13)	$(334)	$(354)
Net change in unrealized appreciation on futures contracts	0	0	0	0	918	918
Net change in unrealized (depreciation) on written options	0	(51)	0	(6)	(33)	(90)
Net change in unrealized appreciation on swaps	0	71	0	0	2,835	2,906
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	294	0	294

	$0	$45	$(32)	$275	$3,386	$3,674

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $822 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(701) as reported in the Notes to Schedule of Investments.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2012 (Unaudited)

(o)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$85	$0	$85
BPS	119	0	119
BRC	290	(350)	(60)
CBK	25	0	25
DUB	247	(280)	(33)
FBF	201	(260)	(59)
GLM	316	(330)	(14)
GSC	18	0	18
GST	4	0	4
HUS	724	(670)	54
JPM	71	(160)	(89)
MSC	(22)	(125)	(147)
MYC	714	(710)	4
RYL	129	0	129
SOG	13	0	13
UAG	301	(260)	41

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2012	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Unconstrained Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”) organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncement  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective January 1, 2012, the Portfolio began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Portfolio may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedule of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the

New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be

SEMIANNUAL REPORT	JUNE 30, 2012	23

Notes to Financial Statements (Cont.)

appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis

SEMIANNUAL REPORT	JUNE 30, 2012	25

Notes to Financial Statements (Cont.)

based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2012, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest,

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

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(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Straddle Options  The Portfolio may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the

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Notes to Financial Statements (Cont.)

Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash

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settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the

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Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

Management”), and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.30%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

SEMIANNUAL REPORT	JUNE 30, 2012	33

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2012, the remaining recoverable amount to PIMCO was $29,779.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
$3,911	$5,107	$(3,700)	$1	$0	$5,319	$7

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that has not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2012 (Unaudited)

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$832,765	$828,074	$59,357	$39,502

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2012		Period from 05/02/2011 to 12/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$10	0	$0
Administrative Class	7,004	69,764	16,940	168,576
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	138	1,371	122	1,200
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(2,105)	(21,002)	(727)	(7,173)
Net increase resulting from Portfolio share transactions	5,038	$50,143	16,335	$162,603

As of June 30, 2012, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 79% of the Portfolio. Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL REPORT	JUNE 30, 2012	35

Notes to Financial Statements (Cont.)

June 30, 2012 (Unaudited)

As of June 30, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$238,317	$4,385	$(2,743)	$1,642

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	HKD	Hong Kong Dollar	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	TWD	Taiwanese Dollar
EUR	Euro	KRW	South Korean Won	USD	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	EONIA	Euro OverNight Index Average	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	JUNE 30, 2012	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT77SAR_063012

Item 2.	Code of Ethics.
The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.
The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.
The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments. The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 31, 2012

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 30, 2012